UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23339

Name of Fund:  BlackRock Funds V
BlackRock Core Bond Portfolio
BlackRock High Yield Portfolio
BlackRock Impact Mortgage Fund
BlackRock Income Fund
BlackRock Low Duration Bond Portfolio
BlackRock Mortgage-Backed Securities Fund
BlackRock Sustainable High Yield Bond Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds V, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2025

Date of reporting period: 03/31/2025

Item 1 – Reports to Stockholders

(a) The Reports to Shareholders are attached herewith.
BlackRock Core Bond Portfolio

Institutional Shares | BFMCX

Semi-Annual Shareholder Report — March 31, 2025

This semi-annual shareholder report contains important information about BlackRock Core Bond Portfolio (the “Fund”) for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$22	0.43%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Institutional Shares ...
	(0.69)%	4.47%	0.12%	1.44%
Bloomberg U.S. Aggregate Bond Index...
	(0.37)	4.88	(0.40)	1.46

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Core Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Key Fund statistics

Net Assets...
$3,787,122,000
Number of Portfolio Holdings...
2,534
Portfolio Turnover Rate...
273%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
35.6%
U.S. Treasury Obligations...
22.7
Corporate Bonds...
20.9
Non-Agency Mortgage-Backed Securities...
9.4
Asset-Backed Securities...
7.5
Foreign Government Obligations...
2.5
Foreign Agency Obligations...
0.8
Municipal Bonds...
0.5
Investment Companies...
0.1
Other Interests...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
68.0%
AA/Aa...
3.2
A...
6.9
BBB/Baa...
16.6
BB/Ba...
0.1
B...
0.1
CC/Ca...
0.0Footnote Reference(b)
N/R...
5.1
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Core Bond Portfolio

Institutional Shares | BFMCX

Semi-Annual Shareholder Report — March 31, 2025

BFMCX-03/25-SAR

BlackRock Core Bond Portfolio

Investor A Shares | BCBAX

Semi-Annual Shareholder Report — March 31, 2025

This semi-annual shareholder report contains important information about BlackRock Core Bond Portfolio (the “Fund”) for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$34	0.68%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Investor A Shares ...
	(0.82)%	4.21%	(0.13)%	1.17%
Investor A Shares (with sales charge)...
	(4.78)	0.04	(0.94)	0.76
Bloomberg U.S. Aggregate Bond Index...
	(0.37)	4.88	(0.40)	1.46

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Core Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Key Fund statistics

Net Assets...
$3,787,122,000
Number of Portfolio Holdings...
2,534
Portfolio Turnover Rate...
273%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
35.6%
U.S. Treasury Obligations...
22.7
Corporate Bonds...
20.9
Non-Agency Mortgage-Backed Securities...
9.4
Asset-Backed Securities...
7.5
Foreign Government Obligations...
2.5
Foreign Agency Obligations...
0.8
Municipal Bonds...
0.5
Investment Companies...
0.1
Other Interests...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
68.0%
AA/Aa...
3.2
A...
6.9
BBB/Baa...
16.6
BB/Ba...
0.1
B...
0.1
CC/Ca...
0.0Footnote Reference(b)
N/R...
5.1
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Core Bond Portfolio

Investor A Shares | BCBAX

Semi-Annual Shareholder Report — March 31, 2025

BCBAX-03/25-SAR

BlackRock Core Bond Portfolio

Investor C Shares | BCBCX

Semi-Annual Shareholder Report — March 31, 2025

This semi-annual shareholder report contains important information about BlackRock Core Bond Portfolio (the “Fund”) for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$71	1.43%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Investor C Shares ...
	(1.20)%	3.43%	(0.88)%	0.57%
Investor C Shares (with sales charge)...
	(2.17)	2.43	(0.88)	0.57
Bloomberg U.S. Aggregate Bond Index...
	(0.37)	4.88	(0.40)	1.46

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Core Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Key Fund statistics

Net Assets...
$3,787,122,000
Number of Portfolio Holdings...
2,534
Portfolio Turnover Rate...
273%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
35.6%
U.S. Treasury Obligations...
22.7
Corporate Bonds...
20.9
Non-Agency Mortgage-Backed Securities...
9.4
Asset-Backed Securities...
7.5
Foreign Government Obligations...
2.5
Foreign Agency Obligations...
0.8
Municipal Bonds...
0.5
Investment Companies...
0.1
Other Interests...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
68.0%
AA/Aa...
3.2
A...
6.9
BBB/Baa...
16.6
BB/Ba...
0.1
B...
0.1
CC/Ca...
0.0Footnote Reference(b)
N/R...
5.1
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Core Bond Portfolio

Investor C Shares | BCBCX

Semi-Annual Shareholder Report — March 31, 2025

BCBCX-03/25-SAR

BlackRock Core Bond Portfolio

Class K Shares | CCBBX

Semi-Annual Shareholder Report — March 31, 2025

This semi-annual shareholder report contains important information about BlackRock Core Bond Portfolio (the “Fund”) for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$19	0.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Class K Shares ...
	(0.66)%	4.52%	0.18%	1.50%
Bloomberg U.S. Aggregate Bond Index...
	(0.37)	4.88	(0.40)	1.46

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Core Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Key Fund statistics

Net Assets...
$3,787,122,000
Number of Portfolio Holdings...
2,534
Portfolio Turnover Rate...
273%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
35.6%
U.S. Treasury Obligations...
22.7
Corporate Bonds...
20.9
Non-Agency Mortgage-Backed Securities...
9.4
Asset-Backed Securities...
7.5
Foreign Government Obligations...
2.5
Foreign Agency Obligations...
0.8
Municipal Bonds...
0.5
Investment Companies...
0.1
Other Interests...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
68.0%
AA/Aa...
3.2
A...
6.9
BBB/Baa...
16.6
BB/Ba...
0.1
B...
0.1
CC/Ca...
0.0Footnote Reference(b)
N/R...
5.1
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Core Bond Portfolio

Class K Shares | CCBBX

Semi-Annual Shareholder Report — March 31, 2025

CCBBX-03/25-SAR

BlackRock Core Bond Portfolio

Class R Shares | BCBRX

Semi-Annual Shareholder Report — March 31, 2025

This semi-annual shareholder report contains important information about BlackRock Core Bond Portfolio (the “Fund”) for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$46	0.93%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Class R Shares ...
	(1.05)%	3.95%	(0.40)%	0.92%
Bloomberg U.S. Aggregate Bond Index...
	(0.37)	4.88	(0.40)	1.46

Average annual total returns reflect reductions for distribution and service fees.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Core Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Key Fund statistics

Net Assets...
$3,787,122,000
Number of Portfolio Holdings...
2,534
Portfolio Turnover Rate...
273%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
35.6%
U.S. Treasury Obligations...
22.7
Corporate Bonds...
20.9
Non-Agency Mortgage-Backed Securities...
9.4
Asset-Backed Securities...
7.5
Foreign Government Obligations...
2.5
Foreign Agency Obligations...
0.8
Municipal Bonds...
0.5
Investment Companies...
0.1
Other Interests...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
68.0%
AA/Aa...
3.2
A...
6.9
BBB/Baa...
16.6
BB/Ba...
0.1
B...
0.1
CC/Ca...
0.0Footnote Reference(b)
N/R...
5.1
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Core Bond Portfolio

Class R Shares | BCBRX

Semi-Annual Shareholder Report — March 31, 2025

BCBRX-03/25-SAR

BlackRock Mortgage-Backed Securities Fund

Institutional Shares | BGNIX

Semi-Annual Shareholder Report — March 31, 2025

This semi-annual shareholder report contains important information about BlackRock Mortgage-Backed Securities Fund (the “Fund”) (formerly known as BlackRock GNMA Portfolio) for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$21	0.43%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Institutional Shares ...
	(0.24)%	4.99%	(0.64)%	0.88%
Bloomberg U.S. Aggregate Bond Index...
	(0.37)	4.88	(0.40)	1.46
Bloomberg U.S. MBS Index...
	(0.20)	5.39	(0.69)	1.11
Bloomberg GNMA Total Return Index Value Unhedged USD...
	0.16	5.18	(0.59)	1.08

Effective January 28, 2025, the Fund has changed the benchmark against which it measures its performance from the Bloomberg GNMA Total Return Index Value Unhedged USD to the Bloomberg U.S. MBS Index. Fund management believes the Bloomberg U.S. MBS Index more accurately reflects the investment strategy of the Fund.

The Fund's returns shown prior to January 28, 2025 are the returns of the Fund when it followed different investment strategies and investment process under the name BlackRock GNMA Portfolio.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock GNMA Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Key Fund statistics

Net Assets...
$265,324,836
Number of Portfolio Holdings...
623
Portfolio Turnover Rate...
1,132%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
98.8%
Non-Agency Mortgage-Backed Securities...
1.2
Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
99.3%
N/R...
0.7
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Mortgage-Backed Securities Fund

Institutional Shares | BGNIX

Semi-Annual Shareholder Report — March 31, 2025

BGNIX-03/25-SAR

BlackRock Mortgage-Backed Securities Fund

Investor A Shares | BGPAX

Semi-Annual Shareholder Report — March 31, 2025

This semi-annual shareholder report contains important information about BlackRock Mortgage-Backed Securities Fund (the “Fund”) (formerly known as BlackRock GNMA Portfolio) for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$34	0.68%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Investor A Shares ...
	(0.35)%	4.73%	(0.90)%	0.61%
Investor A Shares (with sales charge)...
	(4.34)	0.54	(1.71)	0.20
Bloomberg U.S. Aggregate Bond Index...
	(0.37)	4.88	(0.40)	1.46
Bloomberg U.S. MBS Index...
	(0.20)	5.39	(0.69)	1.11
Bloomberg GNMA Total Return Index Value Unhedged USD...
	0.16	5.18	(0.59)	1.08

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

Effective January 28, 2025, the Fund has changed the benchmark against which it measures its performance from the Bloomberg GNMA Total Return Index Value Unhedged USD to the Bloomberg U.S. MBS Index. Fund management believes the Bloomberg U.S. MBS Index more accurately reflects the investment strategy of the Fund.

The Fund's returns shown prior to January 28, 2025 are the returns of the Fund when it followed different investment strategies and investment process under the name BlackRock GNMA Portfolio.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock GNMA Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Key Fund statistics

Net Assets...
$265,324,836
Number of Portfolio Holdings...
623
Portfolio Turnover Rate...
1,132%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
98.8%
Non-Agency Mortgage-Backed Securities...
1.2
Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
99.3%
N/R...
0.7
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Mortgage-Backed Securities Fund

Investor A Shares | BGPAX

Semi-Annual Shareholder Report — March 31, 2025

BGPAX-03/25-SAR

BlackRock Mortgage-Backed Securities Fund

Investor C Shares | BGPCX

Semi-Annual Shareholder Report — March 31, 2025

This semi-annual shareholder report contains important information about BlackRock Mortgage-Backed Securities Fund (the “Fund”) (formerly known as BlackRock GNMA Portfolio) for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$71	1.43%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Investor C Shares ...
	(0.73)%	3.96%	(1.63)%	0.02%
Investor C Shares (with sales charge)...
	(1.71)	2.96	(1.63)	0.02
Bloomberg U.S. Aggregate Bond Index...
	(0.37)	4.88	(0.40)	1.46
Bloomberg U.S. MBS Index...
	(0.20)	5.39	(0.69)	1.11
Bloomberg GNMA Total Return Index Value Unhedged USD...
	0.16	5.18	(0.59)	1.08

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.

Effective January 28, 2025, the Fund has changed the benchmark against which it measures its performance from the Bloomberg GNMA Total Return Index Value Unhedged USD to the Bloomberg U.S. MBS Index. Fund management believes the Bloomberg U.S. MBS Index more accurately reflects the investment strategy of the Fund.

The Fund's returns shown prior to January 28, 2025 are the returns of the Fund when it followed different investment strategies and investment process under the name BlackRock GNMA Portfolio.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock GNMA Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Key Fund statistics

Net Assets...
$265,324,836
Number of Portfolio Holdings...
623
Portfolio Turnover Rate...
1,132%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
98.8%
Non-Agency Mortgage-Backed Securities...
1.2
Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
99.3%
N/R...
0.7
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Mortgage-Backed Securities Fund

Investor C Shares | BGPCX

Semi-Annual Shareholder Report — March 31, 2025

BGPCX-03/25-SAR

BlackRock Mortgage-Backed Securities Fund

Class K Shares | BBGPX

Semi-Annual Shareholder Report — March 31, 2025

This semi-annual shareholder report contains important information about BlackRock Mortgage-Backed Securities Fund (the “Fund”) (formerly known as BlackRock GNMA Portfolio) for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$19	0.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Class K Shares ...
	(0.10)%	5.18%	(0.58)%	0.94%
Bloomberg U.S. Aggregate Bond Index...
	(0.37)	4.88	(0.40)	1.46
Bloomberg U.S. MBS Index...
	(0.20)	5.39	(0.69)	1.11
Bloomberg GNMA Total Return Index Value Unhedged USD...
	0.16	5.18	(0.59)	1.08

Effective January 28, 2025, the Fund has changed the benchmark against which it measures its performance from the Bloomberg GNMA Total Return Index Value Unhedged USD to the Bloomberg U.S. MBS Index. Fund management believes the Bloomberg U.S. MBS Index more accurately reflects the investment strategy of the Fund.

The Fund's returns shown prior to January 28, 2025 are the returns of the Fund when it followed different investment strategies and investment process under the name BlackRock GNMA Portfolio.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock GNMA Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Key Fund statistics

Net Assets...
$265,324,836
Number of Portfolio Holdings...
623
Portfolio Turnover Rate...
1,132%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
98.8%
Non-Agency Mortgage-Backed Securities...
1.2
Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
99.3%
N/R...
0.7
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Mortgage-Backed Securities Fund

Class K Shares | BBGPX

Semi-Annual Shareholder Report — March 31, 2025

BBGPX-03/25-SAR

BlackRock High Yield Portfolio

Institutional Shares | BHYIX

Semi-Annual Shareholder Report — March 31, 2025

This semi-annual shareholder report contains important information about BlackRock High Yield Portfolio (the “Fund”) for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$28	0.56%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Institutional Shares ...
	1.17%	7.34%	7.60%	4.95%
Bloomberg U.S. Universal Index...
	(0.15)	5.24	0.32	1.83
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	1.18	7.69	7.28	5.01

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock High Yield Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Key Fund statistics

Net Assets...
$26,839,596,596
Number of Portfolio Holdings...
1,514
Portfolio Turnover Rate...
31%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
86.8%
Floating Rate Loan Interests...
7.3
Investment Companies...
2.4
Preferred Securities...
1.5
Fixed Rate Loan Interests...
1.4
Common Stocks...
0.5
Asset-Backed Securities...
0.1
Foreign Agency Obligations...
0.0Footnote Reference(b)
Other Interests...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
A...
0.1%
BBB/Baa...
5.1
BB/Ba...
35.8
B...
46.5
CCC/Caa...
9.0
CC/Ca...
0.0Footnote Reference(b)
N/R...
3.5
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock High Yield Portfolio

Institutional Shares | BHYIX

Semi-Annual Shareholder Report — March 31, 2025

BHYIX-03/25-SAR

BlackRock High Yield Portfolio

Service Shares | BHYSX

Semi-Annual Shareholder Report — March 31, 2025

This semi-annual shareholder report contains important information about BlackRock High Yield Portfolio (the “Fund”) for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$45	0.90%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Service Shares ...
	0.85%	6.85%	7.26%	4.64%
Bloomberg U.S. Universal Index...
	(0.15)	5.24	0.32	1.83
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	1.18	7.69	7.28	5.01

Average annual total returns reflect reductions for service fees.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock High Yield Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Key Fund statistics

Net Assets...
$26,839,596,596
Number of Portfolio Holdings...
1,514
Portfolio Turnover Rate...
31%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
86.8%
Floating Rate Loan Interests...
7.3
Investment Companies...
2.4
Preferred Securities...
1.5
Fixed Rate Loan Interests...
1.4
Common Stocks...
0.5
Asset-Backed Securities...
0.1
Foreign Agency Obligations...
0.0Footnote Reference(b)
Other Interests...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
A...
0.1%
BBB/Baa...
5.1
BB/Ba...
35.8
B...
46.5
CCC/Caa...
9.0
CC/Ca...
0.0Footnote Reference(b)
N/R...
3.5
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock High Yield Portfolio

Service Shares | BHYSX

Semi-Annual Shareholder Report — March 31, 2025

BHYSX-03/25-SAR

BlackRock High Yield Portfolio

Investor A Shares | BHYAX

Semi-Annual Shareholder Report — March 31, 2025

This semi-annual shareholder report contains important information about BlackRock High Yield Portfolio (the “Fund”) for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$46	0.91%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Investor A Shares ...
	0.99%	6.96%	7.24%	4.61%
Investor A Shares (with sales charge)...
	(3.05)	2.68	6.37	4.18
Bloomberg U.S. Universal Index...
	(0.15)	5.24	0.32	1.83
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	1.18	7.69	7.28	5.01

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock High Yield Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Key Fund statistics

Net Assets...
$26,839,596,596
Number of Portfolio Holdings...
1,514
Portfolio Turnover Rate...
31%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
86.8%
Floating Rate Loan Interests...
7.3
Investment Companies...
2.4
Preferred Securities...
1.5
Fixed Rate Loan Interests...
1.4
Common Stocks...
0.5
Asset-Backed Securities...
0.1
Foreign Agency Obligations...
0.0Footnote Reference(b)
Other Interests...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
A...
0.1%
BBB/Baa...
5.1
BB/Ba...
35.8
B...
46.5
CCC/Caa...
9.0
CC/Ca...
0.0Footnote Reference(b)
N/R...
3.5
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock High Yield Portfolio

Investor A Shares | BHYAX

Semi-Annual Shareholder Report — March 31, 2025

BHYAX-03/25-SAR

BlackRock High Yield Portfolio

Investor C Shares | BHYCX

Semi-Annual Shareholder Report — March 31, 2025

This semi-annual shareholder report contains important information about BlackRock High Yield Portfolio (the “Fund”) for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$78	1.56%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Investor C Shares ...
	0.67%	6.28%	6.53%	4.02%
Investor C Shares (with sales charge)...
	(0.31)	5.29	6.53	4.02
Bloomberg U.S. Universal Index...
	(0.15)	5.24	0.32	1.83
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	1.18	7.69	7.28	5.01

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock High Yield Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Key Fund statistics

Net Assets...
$26,839,596,596
Number of Portfolio Holdings...
1,514
Portfolio Turnover Rate...
31%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
86.8%
Floating Rate Loan Interests...
7.3
Investment Companies...
2.4
Preferred Securities...
1.5
Fixed Rate Loan Interests...
1.4
Common Stocks...
0.5
Asset-Backed Securities...
0.1
Foreign Agency Obligations...
0.0Footnote Reference(b)
Other Interests...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
A...
0.1%
BBB/Baa...
5.1
BB/Ba...
35.8
B...
46.5
CCC/Caa...
9.0
CC/Ca...
0.0Footnote Reference(b)
N/R...
3.5
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock High Yield Portfolio

Investor C Shares | BHYCX

Semi-Annual Shareholder Report — March 31, 2025

BHYCX-03/25-SAR

BlackRock High Yield Portfolio

Class K Shares | BRHYX

Semi-Annual Shareholder Report — March 31, 2025

This semi-annual shareholder report contains important information about BlackRock High Yield Portfolio (the “Fund”) for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$23	0.46%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Class K Shares ...
	1.08%	7.29%	7.67%	5.04%
Bloomberg U.S. Universal Index...
	(0.15)	5.24	0.32	1.83
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	1.18	7.69	7.28	5.01

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock High Yield Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Key Fund statistics

Net Assets...
$26,839,596,596
Number of Portfolio Holdings...
1,514
Portfolio Turnover Rate...
31%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
86.8%
Floating Rate Loan Interests...
7.3
Investment Companies...
2.4
Preferred Securities...
1.5
Fixed Rate Loan Interests...
1.4
Common Stocks...
0.5
Asset-Backed Securities...
0.1
Foreign Agency Obligations...
0.0Footnote Reference(b)
Other Interests...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
A...
0.1%
BBB/Baa...
5.1
BB/Ba...
35.8
B...
46.5
CCC/Caa...
9.0
CC/Ca...
0.0Footnote Reference(b)
N/R...
3.5
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock High Yield Portfolio

Class K Shares | BRHYX

Semi-Annual Shareholder Report — March 31, 2025

BRHYX-03/25-SAR

BlackRock High Yield Portfolio

Class R Shares | BHYRX

Semi-Annual Shareholder Report — March 31, 2025

This semi-annual shareholder report contains important information about BlackRock High Yield Portfolio (the “Fund”) for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$56	1.12%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Class R Shares ...
	0.88%	6.72%	6.98%	4.32%
Bloomberg U.S. Universal Index...
	(0.15)	5.24	0.32	1.83
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	1.18	7.69	7.28	5.01

Average annual total returns reflect reductions for distribution and service fees.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock High Yield Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Key Fund statistics

Net Assets...
$26,839,596,596
Number of Portfolio Holdings...
1,514
Portfolio Turnover Rate...
31%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
86.8%
Floating Rate Loan Interests...
7.3
Investment Companies...
2.4
Preferred Securities...
1.5
Fixed Rate Loan Interests...
1.4
Common Stocks...
0.5
Asset-Backed Securities...
0.1
Foreign Agency Obligations...
0.0Footnote Reference(b)
Other Interests...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
A...
0.1%
BBB/Baa...
5.1
BB/Ba...
35.8
B...
46.5
CCC/Caa...
9.0
CC/Ca...
0.0Footnote Reference(b)
N/R...
3.5
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock High Yield Portfolio

Class R Shares | BHYRX

Semi-Annual Shareholder Report — March 31, 2025

BHYRX-03/25-SAR

BlackRock Impact Mortgage Fund

Institutional Shares | PNIGX

Semi-Annual Shareholder Report — March 31, 2025

This semi-annual shareholder report contains important information about BlackRock Impact Mortgage Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$46	0.93%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Institutional Shares ...
	(0.40)%	5.30%	(1.00)%	0.94%
Bloomberg U.S. Aggregate Bond Index...
	(0.37)	4.88	(0.40)	1.46
Bloomberg U.S. MBS Index...
	(0.20)	5.39	(0.69)	1.11

The Fund's returns shown prior to September 1, 2022 are the returns of the Fund when it followed a different investment objective and different investment strategies and process under the name BlackRock U.S. Government Bond Portfolio.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock U.S. Government Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund was the performance and accounting survivor of the Reorganization.

Key Fund statistics

Net Assets...
$262,846,956
Number of Portfolio Holdings...
373
Portfolio Turnover Rate...
1,170%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
99.2%
Non-Agency Mortgage-Backed Securities...
0.8
Asset-Backed Securities...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
99.7%
AA/Aa...
0.0Footnote Reference(b)
BBB/Baa...
0.1
N/R...
0.2
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Impact Mortgage Fund

Institutional Shares | PNIGX

Semi-Annual Shareholder Report — March 31, 2025

PNIGX-03/25-SAR

BlackRock Impact Mortgage Fund

Investor A Shares | CIGAX

Semi-Annual Shareholder Report — March 31, 2025

This semi-annual shareholder report contains important information about BlackRock Impact Mortgage Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$59	1.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Investor A Shares ...
	(0.52)%	5.04%	(1.26)%	0.67%
Investor A Shares (with sales charge)...
	(4.50)	0.84	(2.06)	0.26
Bloomberg U.S. Aggregate Bond Index...
	(0.37)	4.88	(0.40)	1.46
Bloomberg U.S. MBS Index...
	(0.20)	5.39	(0.69)	1.11

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

The Fund's returns shown prior to September 1, 2022 are the returns of the Fund when it followed a different investment objective and different investment strategies and process under the name BlackRock U.S. Government Bond Portfolio.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock U.S. Government Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund was the performance and accounting survivor of the Reorganization.

Key Fund statistics

Net Assets...
$262,846,956
Number of Portfolio Holdings...
373
Portfolio Turnover Rate...
1,170%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
99.2%
Non-Agency Mortgage-Backed Securities...
0.8
Asset-Backed Securities...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
99.7%
AA/Aa...
0.0Footnote Reference(b)
BBB/Baa...
0.1
N/R...
0.2
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Impact Mortgage Fund

Investor A Shares | CIGAX

Semi-Annual Shareholder Report — March 31, 2025

CIGAX-03/25-SAR

BlackRock Impact Mortgage Fund

Investor C Shares | BIGCX

Semi-Annual Shareholder Report — March 31, 2025

This semi-annual shareholder report contains important information about BlackRock Impact Mortgage Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$96	1.93%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Investor C Shares ...
	(1.00)%	4.15%	(2.00)%	0.06%
Investor C Shares (with sales charge)...
	(1.97)	3.15	(2.00)	0.06
Bloomberg U.S. Aggregate Bond Index...
	(0.37)	4.88	(0.40)	1.46
Bloomberg U.S. MBS Index...
	(0.20)	5.39	(0.69)	1.11

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.

The Fund's returns shown prior to September 1, 2022 are the returns of the Fund when it followed a different investment objective and different investment strategies and process under the name BlackRock U.S. Government Bond Portfolio.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock U.S. Government Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund was the performance and accounting survivor of the Reorganization.

Key Fund statistics

Net Assets...
$262,846,956
Number of Portfolio Holdings...
373
Portfolio Turnover Rate...
1,170%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
99.2%
Non-Agency Mortgage-Backed Securities...
0.8
Asset-Backed Securities...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
99.7%
AA/Aa...
0.0Footnote Reference(b)
BBB/Baa...
0.1
N/R...
0.2
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Impact Mortgage Fund

Investor C Shares | BIGCX

Semi-Annual Shareholder Report — March 31, 2025

BIGCX-03/25-SAR

BlackRock Impact Mortgage Fund

Class K Shares | BIGLX

Semi-Annual Shareholder Report — March 31, 2025

This semi-annual shareholder report contains important information about BlackRock Impact Mortgage Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$44	0.88%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Class K Shares ...
	(0.37)%	5.36%	(0.95)%	0.98%
Bloomberg U.S. Aggregate Bond Index...
	(0.37)	4.88	(0.40)	1.46
Bloomberg U.S. MBS Index...
	(0.20)	5.39	(0.69)	1.11

The Fund's returns shown prior to September 1, 2022 are the returns of the Fund when it followed a different investment objective and different investment strategies and process under the name BlackRock U.S. Government Bond Portfolio.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock U.S. Government Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund was the performance and accounting survivor of the Reorganization.

Performance shown prior to the Class K Shares inception date of January 25, 2018 is that of Institutional Shares. The performance of Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

Key Fund statistics

Net Assets...
$262,846,956
Number of Portfolio Holdings...
373
Portfolio Turnover Rate...
1,170%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
99.2%
Non-Agency Mortgage-Backed Securities...
0.8
Asset-Backed Securities...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
99.7%
AA/Aa...
0.0Footnote Reference(b)
BBB/Baa...
0.1
N/R...
0.2
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Impact Mortgage Fund

Class K Shares | BIGLX

Semi-Annual Shareholder Report — March 31, 2025

BIGLX-03/25-SAR

BlackRock Impact Mortgage Fund

Class R Shares | BGBRX

Semi-Annual Shareholder Report — March 31, 2025

This semi-annual shareholder report contains important information about BlackRock Impact Mortgage Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$71	1.43%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Class R Shares ...
	(0.64)%	4.78%	(1.50)%	0.43%
Bloomberg U.S. Aggregate Bond Index...
	(0.37)	4.88	(0.40)	1.46
Bloomberg U.S. MBS Index...
	(0.20)	5.39	(0.69)	1.11

Average annual total returns reflect reductions for distribution and service fees.

The Fund's returns shown prior to September 1, 2022 are the returns of the Fund when it followed a different investment objective and different investment strategies and process under the name BlackRock U.S. Government Bond Portfolio.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock U.S. Government Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund was the performance and accounting survivor of the Reorganization.

Key Fund statistics

Net Assets...
$262,846,956
Number of Portfolio Holdings...
373
Portfolio Turnover Rate...
1,170%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
99.2%
Non-Agency Mortgage-Backed Securities...
0.8
Asset-Backed Securities...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
99.7%
AA/Aa...
0.0Footnote Reference(b)
BBB/Baa...
0.1
N/R...
0.2
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Impact Mortgage Fund

Class R Shares | BGBRX

Semi-Annual Shareholder Report — March 31, 2025

BGBRX-03/25-SAR

BlackRock Income Fund

Institutional Shares | BMSIX

Semi-Annual Shareholder Report — March 31, 2025

This semi-annual shareholder report contains important information about BlackRock Income Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$31	0.62%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Institutional Shares ...
	1.19%	6.39%	4.88%	3.59%
Bloomberg U.S. Universal Index...
	(0.15)	5.24	0.32	1.83
Customized Reference Benchmark...
	1.92	7.57	5.66	4.12

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Credit Strategies Income Fund (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

The Fund's returns shown prior to July 1, 2016 are the returns of the Predecessor Fund when it followed a different investment objective and different investment strategies under the name BlackRock Secured Credit Portfolio.

The Customized Reference Benchmark is comprised of the returns of the Bloomberg Global High Yield 100% Hedged USD Index (25%), the Morningstar LSTA Leveraged Loan Index (25%), the Bloomberg U.S. CMBS Investment Grade Index (25%) and the JPMorgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI Broad Diversified) (25%).

Key Fund statistics

Net Assets...
$1,167,786,636
Number of Portfolio Holdings...
2,015
Portfolio Turnover Rate...
156%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
39.0%
Asset-Backed Securities...
25.4
U.S. Government Sponsored Agency Securities...
14.0
Floating Rate Loan Interests...
13.0
Foreign Government Obligations...
3.2
Investment Companies...
3.1
Foreign Agency Obligations...
0.8
Non-Agency Mortgage-Backed Securities...
0.7
Preferred Securities...
0.6
Common Stocks...
0.1
OtherFootnote Reference(b)...
0.1
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
30.8%
AA/Aa...
2.4
A...
10.9
BBB/Baa...
22.3
BB/Ba...
13.5
B...
11.7
CCC/Caa...
1.6
CC/Ca...
0.1
N/R...
6.7
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, JPMorgan Securities, LLC, Morningstar, Inc., and their respective affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Income Fund

Institutional Shares | BMSIX

Semi-Annual Shareholder Report — March 31, 2025

BMSIX-03/25-SAR

BlackRock Income Fund

Investor A Shares | BMSAX

Semi-Annual Shareholder Report — March 31, 2025

This semi-annual shareholder report contains important information about BlackRock Income Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$44	0.87%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Investor A Shares ...
	1.06%	6.13%	4.62%	3.33%
Investor A Shares (with sales charge)...
	(1.46)	3.48	4.09	3.07
Bloomberg U.S. Universal Index...
	(0.15)	5.24	0.32	1.83
Customized Reference Benchmark...
	1.92	7.57	5.66	4.12

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Credit Strategies Income Fund (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

The Fund's returns shown prior to July 1, 2016 are the returns of the Predecessor Fund when it followed a different investment objective and different investment strategies under the name BlackRock Secured Credit Portfolio.

The Customized Reference Benchmark is comprised of the returns of the Bloomberg Global High Yield 100% Hedged USD Index (25%), the Morningstar LSTA Leveraged Loan Index (25%), the Bloomberg U.S. CMBS Investment Grade Index (25%) and the JPMorgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI Broad Diversified) (25%).

Key Fund statistics

Net Assets...
$1,167,786,636
Number of Portfolio Holdings...
2,015
Portfolio Turnover Rate...
156%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
39.0%
Asset-Backed Securities...
25.4
U.S. Government Sponsored Agency Securities...
14.0
Floating Rate Loan Interests...
13.0
Foreign Government Obligations...
3.2
Investment Companies...
3.1
Foreign Agency Obligations...
0.8
Non-Agency Mortgage-Backed Securities...
0.7
Preferred Securities...
0.6
Common Stocks...
0.1
OtherFootnote Reference(b)...
0.1
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
30.8%
AA/Aa...
2.4
A...
10.9
BBB/Baa...
22.3
BB/Ba...
13.5
B...
11.7
CCC/Caa...
1.6
CC/Ca...
0.1
N/R...
6.7
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, JPMorgan Securities, LLC, Morningstar, Inc., and their respective affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Income Fund

Investor A Shares | BMSAX

Semi-Annual Shareholder Report — March 31, 2025

BMSAX-03/25-SAR

BlackRock Income Fund

Investor C Shares | BMSCX

Semi-Annual Shareholder Report — March 31, 2025

This semi-annual shareholder report contains important information about BlackRock Income Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$81	1.62%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Investor C Shares ...
	0.69%	5.34%	3.86%	2.71%
Investor C Shares (with sales charge)...
	(0.30)	4.34	3.86	2.71
Bloomberg U.S. Universal Index...
	(0.15)	5.24	0.32	1.83
Customized Reference Benchmark...
	1.92	7.57	5.66	4.12

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Credit Strategies Income Fund (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

The Fund's returns shown prior to July 1, 2016 are the returns of the Predecessor Fund when it followed a different investment objective and different investment strategies under the name BlackRock Secured Credit Portfolio.

The Customized Reference Benchmark is comprised of the returns of the Bloomberg Global High Yield 100% Hedged USD Index (25%), the Morningstar LSTA Leveraged Loan Index (25%), the Bloomberg U.S. CMBS Investment Grade Index (25%) and the JPMorgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI Broad Diversified) (25%).

Key Fund statistics

Net Assets...
$1,167,786,636
Number of Portfolio Holdings...
2,015
Portfolio Turnover Rate...
156%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
39.0%
Asset-Backed Securities...
25.4
U.S. Government Sponsored Agency Securities...
14.0
Floating Rate Loan Interests...
13.0
Foreign Government Obligations...
3.2
Investment Companies...
3.1
Foreign Agency Obligations...
0.8
Non-Agency Mortgage-Backed Securities...
0.7
Preferred Securities...
0.6
Common Stocks...
0.1
OtherFootnote Reference(b)...
0.1
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
30.8%
AA/Aa...
2.4
A...
10.9
BBB/Baa...
22.3
BB/Ba...
13.5
B...
11.7
CCC/Caa...
1.6
CC/Ca...
0.1
N/R...
6.7
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, JPMorgan Securities, LLC, Morningstar, Inc., and their respective affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Income Fund

Investor C Shares | BMSCX

Semi-Annual Shareholder Report — March 31, 2025

BMSCX-03/25-SAR

BlackRock Income Fund

Class K Shares | BMSKX

Semi-Annual Shareholder Report — March 31, 2025

This semi-annual shareholder report contains important information about BlackRock Income Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$29	0.57%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Class K Shares ...
	1.21%	6.45%	4.93%	3.63%
Bloomberg U.S. Universal Index...
	(0.15)	5.24	0.32	1.83
Customized Reference Benchmark...
	1.92	7.57	5.66	4.12

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Credit Strategies Income Fund (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

The Fund's returns shown prior to July 1, 2016 are the returns of the Predecessor Fund when it followed a different investment objective and different investment strategies under the name BlackRock Secured Credit Portfolio.

The Customized Reference Benchmark is comprised of the returns of the Bloomberg Global High Yield 100% Hedged USD Index (25%), the Morningstar LSTA Leveraged Loan Index (25%), the Bloomberg U.S. CMBS Investment Grade Index (25%) and the JPMorgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI Broad Diversified) (25%).

Performance shown prior to the Class K Shares inception date of August 1, 2016 is that of Institutional Shares. The performance of Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

Key Fund statistics

Net Assets...
$1,167,786,636
Number of Portfolio Holdings...
2,015
Portfolio Turnover Rate...
156%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
39.0%
Asset-Backed Securities...
25.4
U.S. Government Sponsored Agency Securities...
14.0
Floating Rate Loan Interests...
13.0
Foreign Government Obligations...
3.2
Investment Companies...
3.1
Foreign Agency Obligations...
0.8
Non-Agency Mortgage-Backed Securities...
0.7
Preferred Securities...
0.6
Common Stocks...
0.1
OtherFootnote Reference(b)...
0.1
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
30.8%
AA/Aa...
2.4
A...
10.9
BBB/Baa...
22.3
BB/Ba...
13.5
B...
11.7
CCC/Caa...
1.6
CC/Ca...
0.1
N/R...
6.7
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, JPMorgan Securities, LLC, Morningstar, Inc., and their respective affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Income Fund

Class K Shares | BMSKX

Semi-Annual Shareholder Report — March 31, 2025

BMSKX-03/25-SAR

BlackRock Low Duration Bond Portfolio

Institutional Shares | BFMSX

Semi-Annual Shareholder Report — March 31, 2025

This semi-annual shareholder report contains important information about BlackRock Low Duration Bond Portfolio (the “Fund”) for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$20	0.40%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Institutional Shares ...
	1.57%	6.01%	2.77%	2.03%
Bloomberg U.S. Aggregate Bond Index...
	(0.37)	4.88	(0.40)	1.46
ICE BofA 1-3 Year U.S. Corporate & Government Index...
	1.62	5.65	1.60	1.75

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Low Duration Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 1-3 Year US Corporate & Government Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Key Fund statistics

Net Assets...
$3,656,141,202
Number of Portfolio Holdings...
1,618
Portfolio Turnover Rate...
112%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
44.3%
U.S. Treasury Obligations...
19.8
Non-Agency Mortgage-Backed Securities...
15.1
Asset-Backed Securities...
13.2
U.S. Government Sponsored Agency Securities...
6.5
Foreign Agency Obligations...
1.0
Municipal Bonds...
0.1
Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
45.2%
AA/Aa...
2.9
A...
14.7
BBB/Baa...
22.6
BB/Ba...
3.2
B...
3.1
CCC/Caa...
0.0Footnote Reference(d)
D...
0.0Footnote Reference(d)
N/R...
8.3
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(d)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Low Duration Bond Portfolio

Institutional Shares | BFMSX

Semi-Annual Shareholder Report — March 31, 2025

BFMSX-03/25-SAR

BlackRock Low Duration Bond Portfolio

Investor A Shares | BLDAX

Semi-Annual Shareholder Report — March 31, 2025

This semi-annual shareholder report contains important information about BlackRock Low Duration Bond Portfolio (the “Fund”) for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$33	0.65%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Investor A Shares ...
	1.55%	5.75%	2.51%	1.77%
Investor A Shares (with sales charge)...
	(0.73)	3.37	2.04	1.54
Bloomberg U.S. Aggregate Bond Index...
	(0.37)	4.88	(0.40)	1.46
ICE BofA 1-3 Year U.S. Corporate & Government Index...
	1.62	5.65	1.60	1.75

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Low Duration Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 1-3 Year US Corporate & Government Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Key Fund statistics

Net Assets...
$3,656,141,202
Number of Portfolio Holdings...
1,618
Portfolio Turnover Rate...
112%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
44.3%
U.S. Treasury Obligations...
19.8
Non-Agency Mortgage-Backed Securities...
15.1
Asset-Backed Securities...
13.2
U.S. Government Sponsored Agency Securities...
6.5
Foreign Agency Obligations...
1.0
Municipal Bonds...
0.1
Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
45.2%
AA/Aa...
2.9
A...
14.7
BBB/Baa...
22.6
BB/Ba...
3.2
B...
3.1
CCC/Caa...
0.0Footnote Reference(d)
D...
0.0Footnote Reference(d)
N/R...
8.3
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(d)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Low Duration Bond Portfolio

Investor A Shares | BLDAX

Semi-Annual Shareholder Report — March 31, 2025

BLDAX-03/25-SAR

BlackRock Low Duration Bond Portfolio

Investor A1 Shares | CMGAX

Semi-Annual Shareholder Report — March 31, 2025

This semi-annual shareholder report contains important information about BlackRock Low Duration Bond Portfolio (the “Fund”) for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A1 Shares	$25	0.50%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Investor A1 Shares ...
	1.63%	5.91%	2.69%	1.93%
Bloomberg U.S. Aggregate Bond Index...
	(0.37)	4.88	(0.40)	1.46
ICE BofA 1-3 Year U.S. Corporate & Government Index...
	1.62	5.65	1.60	1.75

Average annual total returns reflect reductions for service fees.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Low Duration Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 1-3 Year US Corporate & Government Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Key Fund statistics

Net Assets...
$3,656,141,202
Number of Portfolio Holdings...
1,618
Portfolio Turnover Rate...
112%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
44.3%
U.S. Treasury Obligations...
19.8
Non-Agency Mortgage-Backed Securities...
15.1
Asset-Backed Securities...
13.2
U.S. Government Sponsored Agency Securities...
6.5
Foreign Agency Obligations...
1.0
Municipal Bonds...
0.1
Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
45.2%
AA/Aa...
2.9
A...
14.7
BBB/Baa...
22.6
BB/Ba...
3.2
B...
3.1
CCC/Caa...
0.0Footnote Reference(d)
D...
0.0Footnote Reference(d)
N/R...
8.3
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(d)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Low Duration Bond Portfolio

Investor A1 Shares | CMGAX

Semi-Annual Shareholder Report — March 31, 2025

CMGAX-03/25-SAR

BlackRock Low Duration Bond Portfolio

Investor C Shares | BLDCX

Semi-Annual Shareholder Report — March 31, 2025

This semi-annual shareholder report contains important information about BlackRock Low Duration Bond Portfolio (the “Fund”) for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$70	1.40%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Investor C Shares ...
	1.18%	4.96%	1.77%	1.16%
Investor C Shares (with sales charge)...
	0.18	3.96	1.77	1.16
Bloomberg U.S. Aggregate Bond Index...
	(0.37)	4.88	(0.40)	1.46
ICE BofA 1-3 Year U.S. Corporate & Government Index...
	1.62	5.65	1.60	1.75

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Low Duration Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 1-3 Year US Corporate & Government Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Key Fund statistics

Net Assets...
$3,656,141,202
Number of Portfolio Holdings...
1,618
Portfolio Turnover Rate...
112%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
44.3%
U.S. Treasury Obligations...
19.8
Non-Agency Mortgage-Backed Securities...
15.1
Asset-Backed Securities...
13.2
U.S. Government Sponsored Agency Securities...
6.5
Foreign Agency Obligations...
1.0
Municipal Bonds...
0.1
Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
45.2%
AA/Aa...
2.9
A...
14.7
BBB/Baa...
22.6
BB/Ba...
3.2
B...
3.1
CCC/Caa...
0.0Footnote Reference(d)
D...
0.0Footnote Reference(d)
N/R...
8.3
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(d)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Low Duration Bond Portfolio

Investor C Shares | BLDCX

Semi-Annual Shareholder Report — March 31, 2025

BLDCX-03/25-SAR

BlackRock Low Duration Bond Portfolio

Class K Shares | CLDBX

Semi-Annual Shareholder Report — March 31, 2025

This semi-annual shareholder report contains important information about BlackRock Low Duration Bond Portfolio (the “Fund”) for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$18	0.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Class K Shares ...
	1.70%	6.07%	2.84%	2.09%
Bloomberg U.S. Aggregate Bond Index...
	(0.37)	4.88	(0.40)	1.46
ICE BofA 1-3 Year U.S. Corporate & Government Index...
	1.62	5.65	1.60	1.75

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Low Duration Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 1-3 Year US Corporate & Government Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Key Fund statistics

Net Assets...
$3,656,141,202
Number of Portfolio Holdings...
1,618
Portfolio Turnover Rate...
112%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
44.3%
U.S. Treasury Obligations...
19.8
Non-Agency Mortgage-Backed Securities...
15.1
Asset-Backed Securities...
13.2
U.S. Government Sponsored Agency Securities...
6.5
Foreign Agency Obligations...
1.0
Municipal Bonds...
0.1
Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
45.2%
AA/Aa...
2.9
A...
14.7
BBB/Baa...
22.6
BB/Ba...
3.2
B...
3.1
CCC/Caa...
0.0Footnote Reference(d)
D...
0.0Footnote Reference(d)
N/R...
8.3
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(d)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Low Duration Bond Portfolio

Class K Shares | CLDBX

Semi-Annual Shareholder Report — March 31, 2025

CLDBX-03/25-SAR

BlackRock Low Duration Bond Portfolio

Class R Shares | BLDPX

Semi-Annual Shareholder Report — March 31, 2025

This semi-annual shareholder report contains important information about BlackRock Low Duration Bond Portfolio (the “Fund”) for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$45	0.90%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Class R Shares ...
	1.43%	5.49%	2.28%	1.52%
Bloomberg U.S. Aggregate Bond Index...
	(0.37)	4.88	(0.40)	1.46
ICE BofA 1-3 Year U.S. Corporate & Government Index...
	1.62	5.65	1.60	1.75

Average annual total returns reflect reductions for distribution and service fees.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Low Duration Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 1-3 Year US Corporate & Government Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Key Fund statistics

Net Assets...
$3,656,141,202
Number of Portfolio Holdings...
1,618
Portfolio Turnover Rate...
112%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
44.3%
U.S. Treasury Obligations...
19.8
Non-Agency Mortgage-Backed Securities...
15.1
Asset-Backed Securities...
13.2
U.S. Government Sponsored Agency Securities...
6.5
Foreign Agency Obligations...
1.0
Municipal Bonds...
0.1
Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
45.2%
AA/Aa...
2.9
A...
14.7
BBB/Baa...
22.6
BB/Ba...
3.2
B...
3.1
CCC/Caa...
0.0Footnote Reference(d)
D...
0.0Footnote Reference(d)
N/R...
8.3
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(d)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Low Duration Bond Portfolio

Class R Shares | BLDPX

Semi-Annual Shareholder Report — March 31, 2025

BLDPX-03/25-SAR

BlackRock Sustainable High Yield Bond Fund

Institutional Shares | BSIHX

Semi-Annual Shareholder Report — March 31, 2025

This semi-annual shareholder report contains important information about BlackRock Sustainable High Yield Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$29	0.58%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Institutional Shares ...
	0.83%	6.84%	2.43%
Bloomberg U.S. Universal Index...
	(0.15)	5.24	(1.11)
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	1.18	7.69	3.01

The Fund commenced operations on July 22, 2021.

Key Fund statistics

Net Assets...
$44,765,792
Number of Portfolio Holdings...
522
Portfolio Turnover Rate...
26%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
91.6%
Floating Rate Loan Interests...
7.4
Preferred Securities...
0.7
Common Stocks...
0.2
Fixed Rate Loan Interests...
0.1
Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
BBB/Baa...
2.2%
BB/Ba...
39.4
B...
46.7
CCC/Caa...
11.3
N/R...
0.4
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Sustainable High Yield Bond Fund

Institutional Shares | BSIHX

Semi-Annual Shareholder Report — March 31, 2025

BSIHX-03/25-SAR

BlackRock Sustainable High Yield Bond Fund

Investor A Shares | BSHAX

Semi-Annual Shareholder Report — March 31, 2025

This semi-annual shareholder report contains important information about BlackRock Sustainable High Yield Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$42	0.83%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Investor A Shares ...
	0.70%	6.57%	2.17%
Investor A Shares (with sales charge)...
	(3.33)	2.31	1.05
Bloomberg U.S. Universal Index...
	(0.15)	5.24	(1.11)
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	1.18	7.69	3.01

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

The Fund commenced operations on July 22, 2021.

Key Fund statistics

Net Assets...
$44,765,792
Number of Portfolio Holdings...
522
Portfolio Turnover Rate...
26%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
91.6%
Floating Rate Loan Interests...
7.4
Preferred Securities...
0.7
Common Stocks...
0.2
Fixed Rate Loan Interests...
0.1
Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
BBB/Baa...
2.2%
BB/Ba...
39.4
B...
46.7
CCC/Caa...
11.3
N/R...
0.4
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Sustainable High Yield Bond Fund

Investor A Shares | BSHAX

Semi-Annual Shareholder Report — March 31, 2025

BSHAX-03/25-SAR

BlackRock Sustainable High Yield Bond Fund

Class K Shares | BSHKX

Semi-Annual Shareholder Report — March 31, 2025

This semi-annual shareholder report contains important information about BlackRock Sustainable High Yield Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$27	0.53%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Class K Shares ...
	0.85%	6.89%	2.47%
Bloomberg U.S. Universal Index...
	(0.15)	5.24	(1.11)
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	1.18	7.69	3.01

The Fund commenced operations on July 22, 2021.

Key Fund statistics

Net Assets...
$44,765,792
Number of Portfolio Holdings...
522
Portfolio Turnover Rate...
26%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
91.6%
Floating Rate Loan Interests...
7.4
Preferred Securities...
0.7
Common Stocks...
0.2
Fixed Rate Loan Interests...
0.1
Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
BBB/Baa...
2.2%
BB/Ba...
39.4
B...
46.7
CCC/Caa...
11.3
N/R...
0.4
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Sustainable High Yield Bond Fund

Class K Shares | BSHKX

Semi-Annual Shareholder Report — March 31, 2025

BSHKX-03/25-SAR

(b) Not Applicable

Item 2 –          Code of Ethics – Not Applicable to this semi-annual report.

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report.

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report.

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
March 31, 2025
Not FDIC Insured - May Lose Value - No Bank Guarantee
2025 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
BlackRock Funds V
BlackRock Impact Mortgage Fund
BlackRock Income Fund
BlackRock Mortgage-Backed Securities Fund

Page
2

The Benefits and Risks of Leveraging
3
The Benefits and Risks of Leveraging / Derivative Financial Instruments
The Funds may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
The Funds may utilize leverage by entering into reverse repurchase agreements.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by each Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to each Fund’s shareholders, and the value of these portfolio holdings is reflected in each Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage.
Furthermore, the value of each Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence each Fund’s NAV positively or negatively in addition to the impact on each Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that a Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of a Fund’s shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by each Fund’s shareholders and may reduce income.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
March 31, 2025
BlackRock Impact Mortgage Fund
4
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
Mosaic Solar Loan Trust, Series 2019-2A, Class
A, 2.88%, 09/20/40
(a)
................ USD 74 $ 65,747
Total Asset-Backed Securities — 0.0%
(Cost: $ 74,069 ) ................................. 65,747
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 1.0%
(a)
BBCMS Mortgage Trust, Series 2018-TALL,
Class A, (1-mo. CME Term SOFR at 0.87%
Floor + 0.92%), 5.24%, 03/15/37
(b)
....... 195 184,781
BX Commercial Mortgage Trust, Series 2025-
SPOT, Class A, (1-mo. CME Term SOFR at
1.44% Floor + 1.44%), 5.76%, 04/15/40
(b)
.. 348 347,782
BX Trust, Series 2021-VIEW, Class A, (1-mo.
CME Term SOFR at 1.28% Floor + 1.39%),
5.71%, 06/15/36
(b)
.................. 780 778,073
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(b)
Series 2020-609M, Class A, (1-mo. CME Term
SOFR at 1.37% Floor + 1.73%), 6.05%,
10/15/33 ...................... 343 337,954
Series 2020-609M, Class D, (1-mo. CME
Term SOFR at 2.77% Floor + 3.13%),
7.45%, 10/15/33 ................. 400 396,367
NJ 2025-WBRK, Series 2025-WBRK, Class A,
5.87%, 03/05/35 ................... 255 261,675
WEST Trust, Series 2025-ROSE, Class A,
5.45%, 04/10/30
(b)
.................. 266 267,175
2,573,807
Interest Only Commercial Mortgage-Backed Securities — 0.5%
(b)
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1, Class XA, 0.93%,
05/15/53
(a)
....................... 970 36,391
BANK
Series 2020-BN29, Class XA, 1.30%,
11/15/53 ...................... 2,665 154,140
Series 2021-BN33, Class XA, 1.05%,
05/15/64 ...................... 9,565 417,802
Benchmark Mortgage Trust, Series 2020-B21,
Class XA, 1.44%, 12/17/53
(a)
........... 2,602 156,203
CSAIL Commercial Mortgage Trust, Series 2018-
C14, Class XA, 0.51%, 11/15/51 ......... 2,775 42,930
UBS Commercial Mortgage Trust, Series 2019-
C17, Class XA, 1.44%, 10/15/52 ........ 7,180 368,453
1,175,919
Total Non-Agency Mortgage-Backed Securities — 1 .5%
(Cost: $ 3,880,514 ) ............................... 3,749,726
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 3.5%
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(b)
Series 5443 , Class FA , (SOFR 30 day
Average at 1.20% Floor and 7.00% Cap +
1.20%), 5.54% , 08/25/54 ........... 908 911,350
Series 5444 , Class FC , (SOFR 30 day
Average at 1.12% Floor and 7.00% Cap +
1.12%), 5.46% , 08/25/54 ........... 1,945 1,949,190
Series 5458 , Class PF , (SOFR 30 day
Average at 1.00% Floor and 7.00% Cap +
1.00%), 5.34% , 09/25/54 ........... 296 294,981
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 5468 , Class FM , (SOFR 30 day
Average at 1.20% Floor and 6.50% Cap +
1.20%), 5.54% , 11/25/54 ............ USD 866 $ 865,192
Series 5468 , Class MF , (SOFR 30 day
Average at 1.30% Floor and 6.50% Cap +
1.30%), 5.64% , 11/25/54 ............ 670 670,421
Federal National Mortgage Association , Series
2011-8 , Class ZA , 4.00% , 02/25/41 ....... 601 576,241
Federal National Mortgage Association Variable
Rate Notes
(b)
Series 2023-46 , Class FA , (SOFR 30 day
Average at 1.30% Floor and 7.00% Cap +
1.30%), 5.64% , 10/25/53 ........... 1,222 1,231,760
Series 2023-56 , Class FA , (SOFR 30 day
Average at 1.40% Floor and 7.00% Cap +
1.40%), 5.74% , 11/25/53 ............ 227 228,513
Series 2024-54 , Class FD , (SOFR 30 day
Average at 1.25% Floor and 7.00% Cap +
1.25%), 5.59% , 08/25/54 ........... 664 666,925
Series 2024-83 , Class FA , (SOFR 30 day
Average at 1.15% Floor and 6.50% Cap +
1.15%), 5.49% , 10/25/54 ........... 986 983,247
Government National Mortgage Association ,
Series 2016-123 , Class LM , 3.00% , 09/20/46 500 420,851
Government National Mortgage Association
Variable Rate Notes , Series 2014-107 , Class
WX , 6.57% , 07/20/39
(b)
............... 355 366,677
9,165,348
Interest Only Collateralized Mortgage Obligations — 2.2%
Federal National Mortgage Association
Series 2020-32 , 4.00% , 05/25/50 ........ 1,114 239,420
Series 2020-32 , Class PI , 4.00% , 05/25/50 . 1,151 247,394
Government National Mortgage Association
Series 2020-146 , Class DI , 2.50% , 10/20/50 2,061 294,701
Series 2020-149 , Class IA , 2.50% , 10/20/50 . 16,370 2,369,987
Series 2020-175 , Class DI , 2.50% , 11/20/50 . 736 107,592
Series 2020-185 , Class MI , 2.50% , 12/20/50 2,503 354,078
Series 2021-159 , Class IH , 3.00% , 09/20/51 7,081 1,131,625
Series 2022-127 , Class IA , 3.50% , 03/20/52 . 6,372 1,072,133
5,816,930
Interest Only Commercial Mortgage-Backed Securities — 0.2%
(b)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates Variable
Rate Notes
Series K116 , Class X1 , 1.42% , 07/25/30 ... 1,388 82,498
Series K119 , Class X1 , 0.92% , 09/25/30 ... 2,333 95,636
Series K122 , Class X1 , 0.87% , 11/25/30 ... 3,377 133,918
Government National Mortgage Association
Variable Rate Notes
Series 2005-9 , 0.30% , 01/16/45 ......... 656 7
Series 2005-50 , 0.25% , 06/16/45 ........ 1,198 5,155
Series 2006-30 , 2.79% , 05/16/46 ........ 196 2
Series 2016-151 , 0.88% , 06/16/58 ....... 3,093 133,275
Series 2017-61 , 0.70% , 05/16/59 ........ 1,100 40,192
490,683
Mortgage-Backed Securities — 179.0%
Federal Home Loan Mortgage Corp.
2.50% , 03/01/30 - 04/01/31 ............ 502 483,779
3.00% , 09/01/27 - 08/01/30 ............ 386 376,209
5.00% , 04/01/36 - 11/01/48 ............ 427 430,007
5.50% , 06/01/41 ................... 400 407,389
Federal National Mortgage Association ,
3.50% , 11/01/46 ................... 645 607,777

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Impact Mortgage Fund
Schedules of Investments
5
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
Government National Mortgage Association
2.00% , 04/20/51 ................... USD 2,019 $ 1,610,697
2.00% , 04/15/55
(c)
.................. 12,329 10,081,455
2.50% , 02/20/51 - 01/20/52 ............ 14,486 12,228,429
3.00% , 07/20/48 - 11/20/51 ............ 22,009 19,694,021
3.00% , 04/15/55
(c)
.................. 246 217,864
3.50% , 01/20/41 - 02/20/52 ............ 42,561 38,848,311
3.50% , 04/15/55 - 05/15/55
(c)
........... 150 136,965
4.00% , 12/20/41 - 01/20/52 ............ 24,822 23,310,452
4.00% , 04/15/55
(c)
.................. 179 167,552
4.50% , 03/15/47 - 05/20/50 ............ 1,902 1,830,062
4.50% , 04/15/55
(c)
.................. 699 670,603
5.00% , 12/15/38 - 06/20/52 ............ 4,384 4,380,194
5.50% , 09/20/52 - 04/20/53 ............ 6,430 6,490,508
5.50% , 04/15/55
(c)
.................. 13,185 13,212,097
6.00% , 10/20/52 - 01/20/55 ............ 7,636 7,865,446
6.50% , 12/20/52 - 01/20/55 ............ 7,135 7,446,086
7.00% , 04/20/54 ................... 868 919,404
7.50% , 07/20/54 ................... 611 637,764
Uniform Mortgage-Backed Securities
1.50% , 04/25/40
(c)
.................. 2,987 2,620,480
2.00% , 10/01/31 - 11/01/51 ............ 4,295 3,509,176
2.00% , 04/25/40 - 04/25/55
(c)
........... 56,292 46,073,113
2.50% , 04/01/30 - 02/01/52 ............ 8,294 7,432,430
2.50% , 04/25/55
(c)
.................. 19,452 16,173,089
3.00% , 04/01/28 - 08/01/52 ............ 20,990 18,428,272
3.00% , 04/25/55
(c)
.................. 5,839 5,059,862
3.50% , 11/01/28 - 07/01/52 ............ 4,967 4,555,791
3.50% , 04/25/40 - 04/25/55
(c)
........... 4,906 4,425,320
4.00% , 09/01/33 - 08/01/52 ............ 14,467 13,503,960
4.00% , 08/01/52
(d)
.................. 20,250 18,900,628
4.50% , 07/01/25 - 01/01/48 ............ 43 41,622
4.50% , 07/01/52 - 08/01/52
(e)
........... 34,107 32,887,388
4.50% , 04/25/55 - 05/25/55
(c)
........... 66,426 63,520,194
5.00% , 11/01/32 - 06/01/54 ............ 42,337 41,678,308
5.00% , 04/25/55
(c)
.................. 3,278 3,212,605
5.50% , 02/01/35 - 04/01/41 ............ 1,121 1,140,066
5.50% , 04/25/55
(c)
.................. 15,539 15,518,344
6.00% , 04/01/35 - 06/01/41 ............ 1,075 1,114,692
6.00% , 04/25/55 - 06/25/55
(c)
........... 13,567 13,777,950
6.50% , 05/01/40 ................... 238 247,553
6.50% , 04/25/55 - 06/25/55
(c)
........... 4,590 4,727,411
470,601,325
Principal Only Collateralized Mortgage Obligations — 0.3%
Federal National Mortgage Association , Series
2024-16 , 0.00% , 03/25/51
(f)
............ 1,105 785,607
Total U.S. Government Sponsored Agency Securities — 185 .2%
(Cost: $ 505,011,493 ) .............................. 486,859,893
Total Long-Term Investments — 186.7%
(Cost: $ 508,966,076 ) .............................. 490,675,366
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.4%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.22%
(g) (h)
................... 3,556,595 $ 3,556,595
Total Short-Term Securities — 1 .4%
(Cost: $ 3,556,595 ) ............................... 3,556,595
Total Options Purchased — 0.0%
( Cost: $ 66,104 ) ................................. 68,165
Total Investments Before TBA Sale Commitments — 188 .1%
(Cost: $ 512,588,775 ) .............................. 494,300,126
Par (000)
Pa r (000)
TBA Sale Commitments
(c)
Mortgage-Backed Securities — ( 69 .7 ) %
Government National Mortgage Association
3.50% , 04/15/55 ................... USD (25) (22,874)
5.00% , 04/15/55 ................... (249) (244,902)
5.50% , 04/15/55 ................... (4,692) (4,701,643)
Uniform Mortgage-Backed Securities
2.50% , 04/25/40 ................... (1,478) (1,367,201)
3.00% , 04/25/40 - 04/25/55 ............ (2,143) (1,980,373)
3.50% , 04/25/40 - 04/25/55 ............ (1,081) (1,014,760)
4.00% , 04/25/55 ................... (27,619) (25,732,961)
4.50% , 04/25/55 - 06/25/55 ............ (99,265) (94,898,844)
5.00% , 04/25/55 ................... (46,010) (45,092,122)
6.00% , 04/25/55 - 06/25/55 ............ (6,159) (6,254,074)
6.50% , 04/25/55 ................... (1,695) (1,747,747)
Total TBA Sale Commitments — ( 69 .7 ) %
(Proceeds: $ (182,928,065) ) ......................... (183,057,501)
Total Investments Net of TBA Sale Commitments — 118 .4%
(Cost: $ 329,660,710 ) .............................. 311,242,625
Liabilities in Excess of Other Assets — (18.4) % ............ (48,395,669)
Net Assets — 100.0% ...............................
$ 262,846,956

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Impact Mortgage Fund
6
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Represents or includes a TBA transaction.
(d)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(e)
All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(f)
Zero-coupon bond.
(g)
Affiliate of the Fund.
(h)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
09/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/25
Shares
Held at
03/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 14,484,150 $ — $ (10,927,555)
(a)
$ — $ — $ 3,556,595 3,556,595 $ 94,746 $ —
— —
(a)
Represents net amount purchased (sold).
Reverse Repurchase Agreements
Counterparty
Interest
Rate
Trade
Date
Maturity
Date Face Value
Face Value
Including
Accrued Interest
Type of Non-Cash
Underlying Collateral
Remaining Contractual
Maturity of the Agreements
HSBC Securities (USA), Inc. 4 .46% 03/12/25 04/14/25   $ 13,733,784 $ 13,766,112
U.S. Government Sponsored
Agency Securities Up to 30 Days
HSBC Securities (USA), Inc. 4 .46 03/12/25 04/14/25   18,010,038 18,052,432
U.S. Government Sponsored
Agency Securities Up to 30 Days
$ 31,743,822 $ 31,818,544

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Impact Mortgage Fund
Schedules of Investments
7
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10-Year Ultra Note ............................................... 10 06/18/25 $ 1,144 $ 16,390
Short Contracts
U.S. Treasury 10-Year Note ................................................... 110 06/18/25 12,256 (73,149)
U.S. Treasury Long Bond ..................................................... 47 06/18/25 5,533 (30,609)
U.S. Treasury 2-Year Note .................................................... 8 06/30/25 1,658 (1,908)
U.S. Treasury 5-Year Note .................................................... 47 06/30/25 5,089 (20,454)
(126,120)
$ (109,730)
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.34% Annual Deutsche Bank AG 01/13/27 4 .34 % USD 198 $ 12,891
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.35% Annual Deutsche Bank AG 01/13/27 4 .35 USD 198 12,997
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.00% Annual BNP Paribas SA 03/29/27 4 .00 USD 58 2,858
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.93% Annual
Morgan Stanley & Co.
International plc 03/29/27 3 .93 USD 322 14,932
43,678
Put
10-Year Interest Rate Swap
(a)
4.35% Annual 1-day SOFR Annual Deutsche Bank AG 01/13/27 4 .35 USD 198 4,866
10-Year Interest Rate Swap
(a)
4.34% Annual 1-day SOFR Annual Deutsche Bank AG 01/13/27 4 .34 USD 198 4,914
10-Year Interest Rate Swap
(a)
4.00% Annual 1-day SOFR Annual BNP Paribas SA 03/29/27 4 .00 USD 58 2,124
10-Year Interest Rate Swap
(a)
3.93% Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 03/29/27 3 .93 USD 322 12,583
24,487
$ 68,165
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR Annual 3.31% Annual 10/02/34 USD 2,800 $ (116,864) $ — $ (116,864)
4.08% Annual 1-day SOFR Annual 10/02/34 USD 2,800 (64,975) — (64,975)
$ (181,839) $ — $ (181,839)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .33%

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Impact Mortgage Fund
8
Derivative Financial Instruments Categorized by Risk Exposure
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
.......................................................... $ — $ — $ — $ (181,839)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 16,390 $ — $ 16,390
Options purchased
(b)
Investments at value — unaffiliated
(c)
............ — — — — 68,165 — 68,165
$ — $ — $ — $ — $ 84,555 $ — $ 84,555
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 126,120 $ — $ 126,120
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 181,839 — 181,839
$ — $ — $ — $ — $ 307,959 $ — $ 307,959
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Schedule of Investments.
For the period ended March 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ — $ — $ 13,528 $ — $ 13,528
Options purchased
(a)
..................... — — — — (2,668) — (2,668)
Options written ........................ — — — — (10,108) — (10,108)
Swaps .............................. — — — — 4,320 — 4,320
$ — $ — $ — $ — $ 5,072 $ — $ 5,072
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ — $ — $ (128,842) $ — $ (128,842)
Options purchased
(b)
..................... — — — — 2,061 — 2,061
Options written ........................ — — — — (3,443) — (3,443)
Swaps .............................. — — — — (434) — (434)
$ — $ — $ — $ — $ (130,658) $ — $ (130,658)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Impact Mortgage Fund
Schedules of Investments
9
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 2,876,352
Average notional value of contracts — short ................................................................................. 20,429,293
Options
Average notional value of swaption contracts purchased ......................................................................... 774,710
Average notional value of swaption contracts written ........................................................................... 2,642,722
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... 2,800,000
Average notional value — receives fixed rate ................................................................................ 2,800,000
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 2,566 $ 55,584
Options
(a) (b)
........................................................................................ 68,165 —
Swaps — centrally cleared .............................................................................. — 1,320
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 70,731 $ 56,904
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(2,566) (56,904)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 68,165 $ —
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes forward settling swaptions.
The following table presents the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(a)
BNP Paribas SA ................................. $ 4,982 $ — $ — $ — $ 4,982
Deutsche Bank AG ............................... 35,668 — — — 35,668
Morgan Stanley & Co. International plc .................. 27,515 — — — 27,515
$ 68,165 $ — $ — $ — $ 68,165
(a)
Net amount represents the net amount receivable from the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 65,747 $ — $ 65,747
Non-Agency Mortgage-Backed Securities ........................ — 3,749,726 — 3,749,726
U.S. Government Sponsored Agency Securities .................... — 486,859,893 — 486,859,893
Short-Term Securities
Money Market Funds ...................................... 3,556,595 — — 3,556,595
Options Purchased
Interest rate contracts ...................................... — 68,165 — 68,165

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Impact Mortgage Fund
10
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Liabilities
Investments
TBA Sale Commitments .................................... $ — $ (183,057,501) $ — $ (183,057,501)
$ 3,556,595 $ 307,686,030 $ — $ 311,242,625
Derivative Financial Instruments
(a)
Assets
Interest rate contracts ....................................... $ 16,390 $ — $ — $ 16,390
Liabilities
Interest rate contracts ....................................... (126,120) (181,839) — (307,959)
$ (109,730) $ (181,839) $ — $ (291,569)
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $31,818,544 are categorized as Level 2 within the fair value hierarchy.
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited)
March 31, 2025
BlackRock Income Fund
Schedules of Investments
11
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AGL CLO 11 Ltd., Series 2021-11A, Class D,
(3-mo. CME Term SOFR at 3.15% Floor +
3.41%), 7.71%, 04/15/34
(a) (b)
........... USD 1,000 $ 998,209
AGL CLO 12 Ltd., Series 2021-12A, Class C,
(3-mo. CME Term SOFR at 1.85% Floor +
2.11%), 6.40%, 07/20/34
(a) (b)
........... 1,000 1,000,389
AGL CLO 34 Ltd., Series 2024-34A, Class A1,
(3-mo. CME Term SOFR at 1.34% Floor +
1.34%), 5.74%, 01/22/38
(a) (b)
........... 1,000 1,000,148
AGL CLO 37 Ltd., Series 2024-37A, Class A1,
(3-mo. CME Term SOFR at 1.24% Floor +
1.24%), 5.54%, 04/22/38
(a) (b)
........... 2,000 1,992,819
AIMCO CLO 11 Ltd.
(a)(b)
Series 2020-11A, Class A1R2, (3-mo. CME
Term SOFR at 1.34% Floor + 1.34%),
5.64%, 07/17/37 ................. 2,000 2,000,366
Series 2020-11A, Class CR2, (3-mo. CME
Term SOFR at 1.90% Floor + 1.90%),
6.20%, 07/17/37 ................. 1,000 1,001,522
AIMCO CLO 14 Ltd., Series 2021-14A, Class
A, (3-mo. CME Term SOFR at 0.99% Floor +
1.25%), 5.54%, 04/20/34
(a) (b)
........... 4,000 3,992,738
AIMCO CLO 15 Ltd., Series 2021-15A, Class
D1R, (3-mo. CME Term SOFR at 2.75% Floor
+ 2.75%), 7.05%, 04/17/38
(a) (b)
.......... 1,500 1,500,000
Anchorage Capital CLO 18 Ltd., Series 2021-
18A, Class C, (3-mo. CME Term SOFR at
0.00% Floor + 2.51%), 6.81%, 04/15/34
(a) (b)
. 1,000 1,000,285
Apidos CLO XXII, Series 2015-22A, Class A1R,
(3-mo. CME Term SOFR at 0.00% Floor +
1.32%), 5.61%, 04/20/31
(a) (b)
........... 384 383,745
Apidos CLO XXIX, Series 2018-29A, Class B,
(3-mo. CME Term SOFR at 0.00% Floor +
2.16%), 6.46%, 07/25/30
(a) (b)
........... 1,000 1,000,498
Apidos CLO XXXIII, Series 2020-33A, Class AR,
(3-mo. CME Term SOFR at 1.15% Floor +
1.41%), 5.71%, 10/24/34
(a) (b)
........... 1,000 997,765
Apidos CLO XXXVII, Series 2021-37A, Class
A, (3-mo. CME Term SOFR at 1.13% Floor +
1.39%), 5.68%, 10/22/34
(a) (b)
........... 6,200 6,209,338
Arbour CLO VI DAC, Series 6X, Class DR,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
5.76%, 11/15/37
(a) (c)
................. EUR 100 107,839
Ares Loan Funding IV Ltd., Series 2023-ALF4A,
Class A1, (3-mo. CME Term SOFR at 1.75%
Floor + 1.75%), 6.05%, 10/15/36
(a) (b)
...... USD 3,000 3,010,500
Ballyrock CLO 14 Ltd., Series 2020-14A, Class
A1AR, (3-mo. CME Term SOFR at 1.38%
Floor + 1.38%), 5.67%, 07/20/37
(a) (b)
...... 1,000 1,000,166
Ballyrock CLO 16 Ltd., Series 2021-16A, Class
A1R, (3-mo. CME Term SOFR at 1.15% Floor
+ 1.15%), 5.40%, 04/20/38
(a) (b)
.......... 1,500 1,488,750
Ballyrock CLO 26 Ltd., Series 2024-26A, Class
A1A, (3-mo. CME Term SOFR at 1.51% Floor
+ 1.51%), 5.81%, 07/25/37
(a) (b)
.......... 1,150 1,145,972
Ballyrock CLO 27 Ltd., Series 2024-27A, Class
A1A, (3-mo. CME Term SOFR at 1.35% Floor
+ 1.35%), 6.21%, 10/25/37
(a) (b)
.......... 2,500 2,500,353
Bear Stearns Asset-Backed Securities I Trust,
Series 2007-HE5, Class 1A4, (1-mo. CME
Term SOFR at 0.30% Floor + 0.41%), 4.73%,
06/25/47
(a)
....................... 1,198 1,186,093
Benefit Street Partners CLO X Ltd., Series 2016-
10A, Class BRR, (3-mo. CME Term SOFR at
2.15% Floor + 2.41%), 6.70%, 04/20/34
(a) (b)
. 1,250 1,248,777
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Benefit Street Partners CLO XXI Ltd., Series
2020-21A, Class A1R, (3-mo. CME Term
SOFR at 1.17% Floor + 1.43%), 5.73%,
10/15/34
(a) (b)
...................... USD 1,500 $ 1,497,914
Benefit Street Partners CLO XXXVIII Ltd., Series
2024-38A, Class A, (3-mo. CME Term SOFR
at 1.31% Floor + 1.31%), 5.62%, 01/25/38
(a) (b)
1,500 1,499,237
Bethpage Park CLO Ltd., Series 2021-1A, Class
A, (3-mo. CME Term SOFR at 1.13% Floor +
1.39%), 5.69%, 01/15/35
(a) (b)
........... 1,000 1,000,196
Birch Grove CLO 12 Ltd., Series 2025-12A,
Class A1, (3-mo. CME Term SOFR at 1.17%
Floor + 1.17%), 0.00%, 04/22/38
(a) (b)
...... 1,500 1,484,250
Birch Grove CLO 3 Ltd.
(a)(b)
Series 2021-3A, Class A1R, (3-mo. CME Term
SOFR at 1.26% Floor + 1.26%), 5.57%,
01/19/38 ...................... 1,000 999,717
Series 2021-3A, Class BR, (3-mo. CME Term
SOFR at 1.60% Floor + 1.60%), 5.91%,
01/19/38 ...................... 1,000 988,056
Birch Grove CLO 9 Ltd., Series 2024-9A, Class
B, (3-mo. CME Term SOFR at 1.70% Floor +
1.70%), 6.54%, 10/22/37
(a) (b)
........... 1,000 996,358
Canyon CLO Ltd., Series 2021-3A, Class B,
(3-mo. CME Term SOFR at 1.70% Floor +
1.96%), 6.26%, 07/15/34
(a) (b)
........... 2,000 1,995,270
Capital Four CLO VIII DAC, Series 8X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
6.31%, 10/25/37
(a) (c)
................. EUR 100 108,213
Carlyle US CLO Ltd.
(a)(b)
Series 2021-3SA, Class A1, (3-mo. CME Term
SOFR at 1.06% Floor + 1.32%), 5.62%,
04/15/34 ...................... USD 700 700,062
Series 2021-11A, Class A1R, (3-mo. CME
Term SOFR at 1.41% Floor + 1.41%),
5.71%, 07/25/37 ................. 1,999 2,001,236
CarVal CLO VC Ltd., Series 2021-2A, Class C,
(3-mo. CME Term SOFR at 2.20% Floor +
2.46%), 6.76%, 10/15/34
(a) (b)
........... 1,000 1,000,188
CarVal CLO X-C Ltd., Series 2024-2A, Class A,
(3-mo. CME Term SOFR at 1.46% Floor +
1.46%), 5.75%, 07/20/37
(a) (b)
........... 1,000 1,001,003
CIFC Funding 2017-I Ltd., Series 2017-1A, Class
DRR, (3-mo. CME Term SOFR at 3.70% Floor
+ 3.70%), 7.99%, 04/21/37
(a) (b)
.......... 1,000 1,002,243
CIFC Funding 2018-IV Ltd., Series 2018-4A,
Class AR, (3-mo. CME Term SOFR at 1.22%
Floor + 1.22%), 5.49%, 01/17/38
(a) (b)
...... 1,600 1,597,236
CIFC Funding 2019-II Ltd., Series 2019-2A,
Class BR, (3-mo. CME Term SOFR at 1.76%
Floor + 1.76%), 6.06%, 04/17/34
(a) (b)
...... 1,000 999,433
CIFC Funding 2021-I Ltd., Series 2021-1A, Class
A1R, (3-mo. CME Term SOFR at 1.42% Floor
+ 1.42%), 5.72%, 07/25/37
(a) (b)
.......... 2,000 2,002,110
CIFC Funding 2021-II Ltd., Series 2021-2A,
Class B, (3-mo. CME Term SOFR at 1.71%
Floor + 1.71%), 6.01%, 04/15/34
(a) (b)
...... 1,275 1,273,252
CIFC Funding Ltd.
(a)(b)
Series 2013-2A, Class A3LR, (3-mo. CME
Term SOFR at 1.95% Floor + 2.21%),
6.50%, 10/18/30 ................. 500 500,386
Series 2014-2RA, Class AR, (3-mo. CME
Term SOFR at 1.36% Floor + 1.36%),
5.66%, 10/24/37 ................. 1,000 1,000,503

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Income Fund
12
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2015-4A, Class A1A2, (3-mo. CME
Term SOFR at 1.33% Floor + 1.33%),
5.62%, 04/20/34 ................. USD 1,980 $ 1,979,010
Series 2021-7A, Class A1, (3-mo. CME Term
SOFR at 1.13% Floor + 1.39%), 5.68%,
01/23/35 ...................... 4,000 4,006,457
Series 2024-3A, Class A1, (3-mo. CME Term
SOFR at 1.48% Floor + 1.48%), 5.77%,
07/21/37 ...................... 2,000 2,005,001
Series 2024-3A, Class B, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 6.14%,
07/21/37 ...................... 1,000 1,003,922
Clover CLO LLC
(a)(b)
Series 2018-1A, Class A1RR, (3-mo. CME
Term SOFR at 1.53% Floor + 1.53%),
5.82%, 04/20/37 ................. 4,000 4,007,944
Series 2018-1A, Class CRR, (3-mo. CME
Term SOFR at 2.45% Floor + 2.45%),
6.74%, 04/20/37 ................. 1,000 1,005,002
Series 2021-2A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 6.30%,
07/20/34 ...................... 1,000 1,000,943
Series 2021-2A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.31%), 7.60%,
07/20/34 ...................... 500 499,508
Diameter Capital CLO 3 Ltd., Series 2022-3A,
Class A1R, (3-mo. CME Term SOFR at 1.33%
Floor + 1.33%), 5.62%, 01/15/38
(a) (b)
...... 1,000 998,011
Diameter Capital CLO 7 Ltd., Series 2024-7A,
Class A1A, (3-mo. CME Term SOFR at 1.48%
Floor + 1.48%), 5.77%, 07/20/37
(a) (b)
...... 1,225 1,228,029
Diameter Capital CLO 9 Ltd., Series 2025-9A,
Class A, (3-mo. CME Term SOFR at 1.17%
Floor + 1.17%), 5.49%, 04/20/38
(a) (b)
...... 2,500 2,489,868
Dryden 77 CLO Ltd., Series 2020-77A, Class
AR, (3-mo. CME Term SOFR at 1.38% Floor +
1.38%), 5.70%, 05/20/34
(a) (b)
........... 5,000 5,005,061
Dryden XXVI Senior Loan Fund, Series 2013-
26A, Class CR, (3-mo. CME Term SOFR at
0.00% Floor + 2.11%), 6.41%, 04/15/29
(a) (b)
. 1,000 1,000,659
Eaton Vance CLO Ltd., Series 2015-1A, Class
CR, (3-mo. CME Term SOFR at 0.00% Floor +
2.16%), 6.45%, 01/20/30
(a) (b)
........... 763 763,796
Elmwood CLO 15 Ltd., Series 2022-2A, Class
A1, (3-mo. CME Term SOFR at 1.34% Floor +
1.34%), 5.63%, 04/22/35
(a) (b)
........... 3,000 2,998,500
Elmwood CLO 23 Ltd., Series 2023-2A, Class
A, (3-mo. CME Term SOFR at 1.80% Floor +
1.80%), 6.11%, 04/16/36
(a) (b)
........... 1,500 1,498,831
Elmwood CLO 26 Ltd., Series 2024-1A, Class
A1, (3-mo. CME Term SOFR at 1.50% Floor +
1.50%), 5.79%, 04/18/37
(a) (b)
........... 1,000 1,002,446
Elmwood CLO II Ltd., Series 2019-2A, Class
A1RR, (3-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 5.64%, 10/20/37
(a) (b)
...... 2,000 2,002,017
Elmwood CLO VII Ltd., Series 2020-4A, Class
A1RR, (3-mo. CME Term SOFR at 1.36%
Floor + 1.36%), 5.91%, 10/17/37
(a) (b)
...... 3,000 3,001,515
Elmwood CLO XII Ltd., Series 2021-5A, Class
BR, (3-mo. CME Term SOFR at 1.70% Floor +
1.70%), 6.00%, 10/15/37
(a) (b)
........... 3,000 2,989,733
Fidelity Grand Harbour CLO DAC, Series 2021-
1X, Class D, (3-mo. EURIBOR at 3.60% Floor
+ 3.60%), 6.38%, 10/15/34
(a) (c)
.......... EUR 400 428,219
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Flatiron CLO 19 Ltd., Series 2019-1A, Class AR,
(3-mo. CME Term SOFR at 1.08% Floor +
1.34%), 5.66%, 11/16/34
(a) (b)
........... USD 1,818 $ 1,819,020
Flatiron CLO 28 Ltd., Series 2024-1A, Class C,
(3-mo. CME Term SOFR at 2.10% Floor +
2.10%), 6.40%, 07/15/36
(a) (b)
........... 1,000 1,001,529
Galaxy XVIII CLO Ltd., Series 2018-28A, Class
C, (3-mo. CME Term SOFR at 1.95% Floor +
2.21%), 6.51%, 07/15/31
(a) (b)
........... 500 499,971
Generate CLO 17 Ltd., Series 2024-17A, Class
A1, (3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.69%, 10/22/37
(a) (b)
........... 1,000 1,001,763
Generate CLO 5 Ltd., Series 5A, Class BR,
(3-mo. CME Term SOFR at 2.00% Floor +
2.00%), 6.29%, 07/22/37
(a) (b)
........... 1,500 1,493,233
Golub Capital Partners CLO 41B-R Ltd., Series
2019-41A, Class AR, (3-mo. CME Term SOFR
at 1.32% Floor + 1.58%), 5.87%, 01/20/34
(a) (b)
2,625 2,630,239
Golub Capital Partners CLO 58B Ltd., Series
2021-58A, Class A1, (3-mo. CME Term SOFR
at 1.18% Floor + 1.44%), 5.74%, 01/25/35
(a) (b)
1,000 1,000,936
Golub Capital Partners CLO 76 B Ltd., Series
2024-76A, Class A1, (3-mo. CME Term SOFR
at 1.37% Floor + 1.37%), 6.11%, 10/25/37
(a) (b)
1,500 1,500,974
Greene King Finance plc, Series B1, (Sterling
Overnight Index Average + 1.92%), 6.38%,
12/15/34
(a)
....................... GBP 100 113,052
GT Loan Financing I Ltd., Series 2013-1A, Class
CR, (3-mo. CME Term SOFR at 0.00% Floor +
2.36%), 6.66%, 07/28/31
(a) (b)
........... USD 1,000 1,001,286
HalseyPoint CLO 4 Ltd.
(a)(b)
Series 2021-4A, Class A, (3-mo. CME Term
SOFR at 1.22% Floor + 1.48%), 5.77%,
04/20/34 ...................... 3,000 2,996,296
Series 2021-4A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 6.30%,
04/20/34 ...................... 700 698,321
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class
A1A, (3-mo. CME Term SOFR at 1.21% Floor
+ 1.47%), 5.76%, 01/30/35
(a) (b)
.......... 1,500 1,500,236
Harbor Park CLO 18-1 Ltd., Series 2018-1A,
Class D, (3-mo. CME Term SOFR at 2.90%
Floor + 3.16%), 7.45%, 01/20/31
(a) (b)
...... 1,000 999,739
Henley CLO IV DAC, Series 4X, Class D, (3-mo.
EURIBOR at 3.00% Floor + 3.00%), 5.67%,
04/25/34
(a) (c)
...................... EUR 400 430,047
Invesco CLO Ltd., Series 2021-3A, Class A,
(3-mo. CME Term SOFR at 1.13% Floor +
1.39%), 5.68%, 10/22/34
(a) (b)
........... USD 2,172 2,172,543
Legacy Mortgage Asset Trust, Series 2019-SL2,
Class A, 3.38%, 02/25/59
(a) (b)
........... 811 776,746
Madison Park Funding XLVIII Ltd., Series 2021-
48A, Class A, (3-mo. CME Term SOFR at
1.41% Floor + 1.41%), 5.70%, 04/19/33
(a) (b)
. 932 931,285
Madison Park Funding XXXVII Ltd., Series 2019-
37A, Class AR2, (3-mo. CME Term SOFR at
1.53% Floor + 1.53%), 5.83%, 04/15/37
(a) (b)
. 1,000 1,002,098
Madison Park Funding XXXVIII Ltd., Series 2021-
38A, Class A, (3-mo. CME Term SOFR at
1.38% Floor + 1.38%), 5.68%, 07/17/34
(a) (b)
. 3,000 3,002,761
Marathon CLO Ltd., Series 2020-15A, Class
C1R3, (3-mo. CME Term SOFR at 3.20%
Floor + 3.20%), 7.52%, 08/15/37
(a) (b)
...... 1,500 1,486,875
MidOcean Credit CLO XV Ltd., Series 2024-15A,
Class A1, (3-mo. CME Term SOFR at 1.53%
Floor + 1.53%), 5.82%, 07/21/37
(a) (b)
...... 1,500 1,503,002

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Income Fund
Schedules of Investments
13
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Morgan Stanley ABS Capital I, Inc. Trust, Series
2007-HE6, Class A2, (1-mo. CME Term SOFR
at 0.14% Floor + 0.25%), 4.57%, 05/25/37
(a)
. USD 1,994 $ 1,787,500
Neuberger Berman Loan Advisers CLO 47 Ltd.,
Series 2022-47A, Class A, (3-mo. CME Term
SOFR at 1.30% Floor + 1.30%), 5.59%,
04/14/35
(a) (b)
...................... 2,000 1,997,802
New Mountain CLO 1 Ltd.
(a)(b)
Class A1RR, (3-mo. CME Term SOFR at
1.25% Floor + 1.25%), 5.55%, 01/15/38 . 2,000 1,993,000
Class DRR, (3-mo. CME Term SOFR at
2.85% Floor + 2.85%), 7.15%, 01/15/38 . 1,000 990,554
New Mountain CLO 2 Ltd., Class A1R, (3-mo.
CME Term SOFR at 1.36% Floor + 1.36%),
5.72%, 01/15/38
(a) (b)
................. 1,500 1,498,343
New Mountain CLO 7 Ltd., Class A1, (3-mo. CME
Term SOFR at 1.20% Floor + 1.20%), 5.48%,
03/31/38
(a) (b)
...................... 1,500 1,500,000
Oaktree CLO Ltd., Series 2024-27A, Class B,
(3-mo. CME Term SOFR at 1.65% Floor +
1.65%), 6.43%, 10/22/37
(a) (b)
........... 1,000 997,719
OCP CLO Ltd.
(a)(b)
Series 2015-10A, Class AR3, (3-mo. CME
Term SOFR at 1.31% Floor + 1.31%),
5.63%, 01/26/38 ................. 2,000 1,999,762
Series 2016-12A, Class A1R3, (3-mo. CME
Term SOFR at 1.37% Floor + 1.37%),
5.66%, 10/18/37 ................. 1,065 1,065,538
Octagon Investment Partners 37 Ltd., Series
2018-2A, Class B, (3-mo. CME Term SOFR at
0.00% Floor + 2.01%), 6.31%, 07/25/30
(a) (b)
. 1,000 1,000,000
Octagon Investment Partners 40 Ltd., Series
2019-1A, Class DR, (3-mo. CME Term SOFR
at 3.35% Floor + 3.61%), 7.90%, 01/20/35
(a) (b)
1,000 991,467
OHA Credit Funding 10 Ltd., Series 2021-10A,
Class A, (3-mo. CME Term SOFR at 1.13%
Floor + 1.39%), 5.68%, 01/18/36
(a) (b)
...... 4,000 4,007,094
OHA Credit Funding 2 Ltd., Series 2019-2A,
Class CR2, (3-mo. CME Term SOFR at 1.75%
Floor + 1.75%), 6.03%, 01/21/38
(a) (b)
...... 1,000 998,784
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class AR2, (3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 5.61%, 01/20/38
(a) (b)
...... 4,330 4,333,691
OHA Credit Funding 4 Ltd., Series 2019-4A,
Class AR2, (3-mo. CME Term SOFR at 1.29%
Floor + 1.29%), 5.58%, 01/22/38
(a) (b)
...... 2,000 2,000,261
OHA Credit Funding 7 Ltd., Series 2020-7A,
Class AR, (3-mo. CME Term SOFR at 1.30%
Floor + 1.30%), 5.59%, 02/24/37
(a) (b)
...... 3,250 3,249,247
OHA Credit Partners XI Ltd.
(a)(b)
Series 2015-11A, Class CR2, (3-mo. CME
Term SOFR at 2.20% Floor + 2.20%),
6.49%, 04/20/37 ................. 1,500 1,505,495
Series 2015-11A, Class D1R2, (3-mo. CME
Term SOFR at 3.10% Floor + 3.10%),
7.39%, 04/20/37 ................. 1,200 1,191,416
OHA Credit Partners XVI, Series 2021-16A,
Class AR, (3-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 5.64%, 10/18/37
(a) (b)
...... 2,950 2,953,151
OHA Loan Funding Ltd., Series 2015-1A, Class
AR3, (3-mo. CME Term SOFR at 1.15% Floor
+ 1.41%), 5.70%, 01/19/37
(a) (b)
.......... 5,000 5,010,985
Option One Mortgage Loan Trust, Series 2007-
FXD1, Class 2A1, 5.87%, 01/25/37
(d)
...... 716 614,113
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Palmer Square CLO Ltd.
(a)(b)
Series 2019-1A, Class BR, (3-mo. CME Term
SOFR at 2.26% Floor + 2.26%), 6.58%,
11/14/34 ...................... USD 1,000 $ 996,481
Series 2019-1A, Class CR, (3-mo. CME Term
SOFR at 3.31% Floor + 3.31%), 7.63%,
11/14/34 ...................... 1,000 1,003,500
Series 2020-3A, Class A1R2, (3-mo. CME
Term SOFR at 1.65% Floor + 1.65%),
5.97%, 11/15/36 ................. 1,500 1,502,729
Series 2021-3A, Class D, (3-mo. CME Term
SOFR at 3.21% Floor + 3.21%), 7.51%,
01/15/35 ...................... 1,000 998,350
Series 2022-1A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.05%), 7.34%,
04/20/35 ...................... 2,000 1,997,622
Series 2024-3A, Class A, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.64%,
07/20/37 ...................... 2,500 2,501,028
Series 2025-1A, Class D1, (3-mo. CME Term
SOFR at 2.45% Floor + 2.45%), 6.76%,
04/20/38 ...................... 2,500 2,497,717
Pikes Peak CLO 12 Ltd., Series 2023-12A, Class
AR, (3-mo. CME Term SOFR at 1.22% Floor +
1.22%), 5.54%, 04/20/38
(a) (b)
........... 4,000 3,990,000
Pikes Peak CLO 3, Series 2019-3A, Class CRR,
(3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 6.71%, 10/25/34
(a) (b)
........... 1,000 1,000,411
Pikes Peak CLO 9, Series 2021-9A, Class B,
(3-mo. CME Term SOFR at 1.75% Floor +
2.01%), 6.31%, 10/27/34
(a) (b)
........... 1,500 1,499,347
PPM CLO Ltd., Series 2018-1A, Class C, (3-mo.
CME Term SOFR at 2.15% Floor + 2.41%),
6.71%, 07/15/31
(a) (b)
................. 1,000 998,800
Providus CLO II DAC, Series 2X, Class DRR,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
5.99%, 10/15/38
(a) (c)
................. EUR 100 107,795
Providus CLO VI DAC, Series 6X, Class D,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
5.72%, 05/20/34
(a) (c)
................. 400 431,437
Rad CLO 27 Ltd., Series 2024-27A, Class A1,
(3-mo. CME Term SOFR at 1.32% Floor +
1.32%), 5.61%, 01/15/38
(a) (b)
........... USD 1,500 1,499,730
Rad CLO 14 Ltd., Series 2021-14A, Class D,
(3-mo. CME Term SOFR at 3.00% Floor +
3.26%), 7.56%, 01/15/35
(a) (b)
........... 1,000 997,172
Reese Park CLO Ltd., Series 2020-1A, Class
ARR, (3-mo. CME Term SOFR at 1.32% Floor
+ 1.32%), 5.62%, 01/15/38
(a) (b)
.......... 2,000 2,002,000
Regatta VI Funding Ltd., Series 2016-1A, Class
AR2, (3-mo. CME Term SOFR at 1.16% Floor
+ 1.42%), 5.71%, 04/20/34
(a) (b)
.......... 2,910 2,912,838
Regatta VII Funding Ltd., Series 2016-1A, Class
DR2, (3-mo. CME Term SOFR at 3.05% Floor
+ 3.31%), 7.62%, 06/20/34
(a) (b)
.......... 1,500 1,498,259
Regatta XIX Funding Ltd., Series 2022-1A, Class
B, (3-mo. CME Term SOFR at 1.85% Floor +
1.85%), 6.14%, 04/20/35
(a) (b)
........... 1,000 1,002,830
Regatta XVIII Funding Ltd.
(a)(b)
Series 2021-1A, Class A1R, (3-mo. CME Term
SOFR at 1.16% Floor + 1.16%), 5.48%,
04/15/38 ...................... 2,000 1,993,908
Series 2021-1A, Class BR, (3-mo. CME Term
SOFR at 1.55% Floor + 1.55%), 5.87%,
04/15/38 ...................... 1,100 1,091,985

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Income Fund
14
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Regatta XX Funding Ltd., Series 2021-2A, Class
AR, (3-mo. CME Term SOFR at 1.18% Floor +
1.18%), 5.49%, 01/15/38
(a) (b)
........... USD 3,000 $ 2,993,008
Regatta XXIII Funding Ltd., Series 2021-4A,
Class D, (3-mo. CME Term SOFR at 3.05%
Floor + 3.31%), 7.60%, 01/20/35
(a) (b)
...... 1,000 998,536
Riserva CLO Ltd., Series 2016-3A, Class DRR,
(3-mo. CME Term SOFR at 3.25% Floor +
3.51%), 7.80%, 01/18/34
(a) (b)
........... 1,000 995,863
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-1A, Class CR2, (3-mo. CME
Term SOFR at 2.10% Floor + 2.36%),
6.65%, 04/20/34 ................. 1,000 999,228
Series 2018-2A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.46%), 6.75%,
10/20/31 ...................... 500 499,353
Series 2021-1A, Class C, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 6.55%,
07/20/34 ...................... 1,000 999,336
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.10% Floor + 2.36%), 6.65%,
07/20/34 ...................... 1,000 999,098
Series 2021-2A, Class D, (3-mo. CME Term
SOFR at 3.25% Floor + 3.51%), 7.80%,
07/20/34 ...................... 1,000 1,000,443
RR 19 Ltd., Series 2021-19A, Class A1, (3-mo.
CME Term SOFR at 1.14% Floor + 1.40%),
5.70%, 10/15/35
(a) (b)
................. 1,750 1,750,000
RR 21 Ltd., Series 2022-21A, Class A1AR,
(3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.70%, 07/15/39
(a) (b)
........... 1,000 1,000,839
RR 29 Ltd., Series 2024-29RA, Class A1R,
(3-mo. CME Term SOFR at 1.39% Floor +
1.39%), 5.69%, 07/15/39
(a) (b)
........... 1,000 1,001,441
RR 38 Ltd., Series 2025-38A, Class A1A, (3-mo.
CME Term SOFR at 1.15% Floor + 1.15%),
5.47%, 04/15/40
(a) (b)
................. 2,375 2,369,013
Signal Peak CLO 8 Ltd., Series 2020-8A, Class
A1R, (3-mo. CME Term SOFR at 1.39% Floor
+ 1.39%), 5.68%, 10/20/37
(a) (b)
.......... 5,600 5,609,881
Silver Point CLO 1 Ltd., Series 2022-1A, Class
A1R, (3-mo. CME Term SOFR at 1.32% Floor
+ 1.32%), 5.61%, 01/20/38
(a) (b)
.......... 3,000 2,990,679
Silver Point CLO 5 Ltd.
(a)(b)
Series 2024-5A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 6.04%,
10/20/37 ...................... 2,500 2,495,296
Series 2024-5A, Class C, (3-mo. CME Term
SOFR at 2.10% Floor + 2.10%), 6.39%,
10/20/37 ...................... 1,750 1,755,370
Series 2024-5A, Class D1, (3-mo. CME Term
SOFR at 3.25% Floor + 3.25%), 7.54%,
10/20/37 ...................... 1,500 1,506,256
Silver Point CLO 7 Ltd.
(a)(b)
Series 2024-7A, Class A1, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 5.64%,
01/15/38 ...................... 3,000 3,001,982
Series 2024-7A, Class C, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 6.13%,
01/15/38 ...................... 1,000 991,255
Sixth Street CLO XIV Ltd., Series 2019-14A,
Class BR2, (3-mo. CME Term SOFR at 1.50%
Floor + 1.50%), 5.82%, 01/20/38
(a) (b)
...... 2,815 2,792,574
Sixth Street CLO XVII Ltd., Series 2021-17A,
Class A1R, (3-mo. CME Term SOFR at 1.15%
Floor + 1.15%), 5.46%, 04/17/38
(a) (b)
...... 1,000 996,500
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Sixth Street CLO XX Ltd., Series 2021-20A,
Class A1, (3-mo. CME Term SOFR at 1.16%
Floor + 1.42%), 5.71%, 10/20/34
(a) (b)
...... USD 1,325 $ 1,324,980
Sona Fios CLO III DAC, Series 3X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
6.41%, 04/20/37
(a) (c)
................. EUR 140 150,495
Sound Point CLO XXIX Ltd., Series 2021-1A,
Class C1, (3-mo. CME Term SOFR at 2.56%
Floor + 2.56%), 6.86%, 04/25/34
(a) (b)
...... USD 1,000 1,000,110
Southwick Park CLO LLC, Series 2019-4A, Class
CR, (3-mo. CME Term SOFR at 2.21% Floor +
2.21%), 6.50%, 07/20/32
(a) (b)
........... 1,000 1,000,412
Sycamore Tree CLO Ltd.
(a)(b)
Series 2023-3A, Class A1R, (3-mo. CME Term
SOFR at 1.65% Floor + 1.65%), 5.94%,
04/20/37 ...................... 1,000 1,002,001
Series 2023-3A, Class CR, (3-mo. CME Term
SOFR at 2.60% Floor + 2.60%), 6.89%,
04/20/37 ...................... 2,000 2,007,077
Symphony CLO XXIV Ltd., Series 2020-24A,
Class AR, (3-mo. CME Term SOFR at 1.20%
Floor + 1.20%), 5.49%, 01/23/32
(a) (b)
...... 1,237 1,235,311
Symphony CLO XXVIII Ltd., Series 2021-28A,
Class A, (3-mo. CME Term SOFR at 1.14%
Floor + 1.40%), 5.69%, 10/23/34
(a) (b)
...... 3,000 3,000,106
TICP CLO VI Ltd., Series 2016-6A, Class AR2,
(3-mo. CME Term SOFR at 1.12% Floor +
1.38%), 5.68%, 01/15/34
(a) (b)
........... 2,000 1,996,942
TICP CLO XI Ltd.
(a)(b)
Series 2018-11A, Class CR, (3-mo. CME Term
SOFR at 2.50% Floor + 2.50%), 6.80%,
04/25/37 ...................... 600 602,175
Series 2018-11A, Class DR, (3-mo. CME Term
SOFR at 3.70% Floor + 3.70%), 8.00%,
04/25/37 ...................... 1,050 1,046,119
TICP CLO XII Ltd., Series 2018-12A, Class BR,
(3-mo. CME Term SOFR at 1.65% Floor +
1.91%), 6.21%, 07/15/34
(a) (b)
........... 2,550 2,544,558
Trestles CLO VII Ltd., Series 2024-7A, Class A1,
(3-mo. CME Term SOFR at 1.38% Floor +
1.38%), 6.20%, 10/25/37
(a) (b)
........... 1,000 1,000,686
Trimaran CAVU Ltd.
(a)(b)
Series 2021-2A, Class A, (3-mo. CME Term
SOFR at 1.22% Floor + 1.48%), 5.78%,
10/25/34 ...................... 1,000 998,187
Series 2024-1A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 6.01%,
01/25/38 ...................... 1,250 1,246,952
Trinitas CLO XXIII Ltd., Series 2023-23A, Class
A, (3-mo. CME Term SOFR at 1.80% Floor +
1.80%), 6.09%, 10/20/36
(a) (b)
........... 1,500 1,502,583
Trinitas CLO XXIX Ltd., Series 2024-29A, Class
A1, (3-mo. CME Term SOFR at 1.49% Floor +
1.49%), 5.78%, 07/23/37
(a) (b)
........... 4,000 4,008,004
Trinitas CLO XXV Ltd., Series 2023-25A, Class
A1, (3-mo. CME Term SOFR at 1.85% Floor +
1.85%), 6.14%, 01/23/37
(a) (b)
........... 2,000 2,001,384
Unique Pub Finance Co. plc (The), Series N,
6.46%, 03/30/32
(c)
.................. GBP 145 194,553
Warwick Capital CLO 1 Ltd., Series 2023-1A,
Class B, (3-mo. CME Term SOFR at 2.80%
Floor + 2.80%), 7.09%, 10/20/36
(a) (b)
...... USD 1,500 1,513,272
Warwick Capital CLO 4 Ltd., Series 2024-4A,
Class A1, (3-mo. CME Term SOFR at 1.40%
Floor + 1.40%), 5.69%, 07/20/37
(a) (b)
...... 3,500 3,505,416

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Income Fund
Schedules of Investments
15
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Whitebox CLO I Ltd.
(a)(b)
Series 2019-1A, Class A1RR, (3-mo. CME
Term SOFR at 1.32% Floor + 1.32%),
5.62%, 07/24/36 ................. USD 2,580 $ 2,578,710
Series 2019-1A, Class BRR, (3-mo. CME
Term SOFR at 1.75% Floor + 1.75%),
6.05%, 07/24/36 ................. 3,000 3,004,500
Whitebox CLO II Ltd.
(a)(b)
Series 2020-2A, Class A1R2, (3-mo. CME
Term SOFR at 1.38% Floor + 1.38%),
5.68%, 10/24/37 ................. 2,700 2,701,366
Series 2020-2A, Class BR2, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 6.05%,
10/24/37 ...................... 1,000 996,527
Whitebox CLO III Ltd., Series 2021-3A, Class
A1R, (3-mo. CME Term SOFR at 1.27% Floor
+ 1.27%), 5.57%, 10/15/35
(a) (b)
.......... 4,100 4,091,907
Whitebox CLO IV Ltd., Series 2023-4A, Class
A1, (3-mo. CME Term SOFR at 2.15% Floor +
2.15%), 6.44%, 04/20/36
(a) (b)
........... 1,500 1,501,196
Total Asset-Backed Securities — 24 .7%
(Cost: $ 286,958,799 ) .............................. 288,600,900
Shares
Shares
Common Stocks
Banks — 0.0%
Hearthside Bank Corp.
(e)
................ 2,065 12,638
Broadline Retail — 0.0%
NMG Parent LLC
(e) (f)
................... 1,905 —
Building Products — 0.0%
JELD-WEN Holding, Inc.
(e)
............... 1,491 8,901
Commercial Services & Supplies — 0.0%
Wom New Holdco
(e) (f)
.................. 416 12,064
Construction & Engineering — 0.0%
Mcdermott International Ltd.
(e)
............ 386 6,369
Diversified Telecommunication Services — 0.0%
(e)(f)
Womchi 2024 Escrow .................. 11,000 —
Womchi 2028 Escrow .................. 200,000 2
2
Entertainment — 0.0%
TKO Group Holdings, Inc. , Class A ......... 149 22,769
Financial Services — 0.1%
(e)(f)
Aimbridge Topco LLC .................. 4,282 284,721
Travelport Technology Ltd. ............... 100 280,579
565,300
Health Care Providers & Services — 0.0%
Envision Healthcare Corp. , (Acquired 11/03/23 ,
cost $ 34,308 )
(e) (g)
................... 4,243 44,904
Hotels, Restaurants & Leisure — 0.0%
Churchill Downs, Inc. .................. 250 27,767
New TOPCO
(e) (f) (h)
..................... 3,743 —
27,767
Life Sciences Tools & Services — 0.0%
Avantor, Inc.
(e)
....................... 1,800 29,178
Security
Shares
Shares Value
Machinery — 0.0%
Ameriforge Group, Inc.
(e) (f)
............... 283 $ —
Media — 0.0%
Learfield Communications LLC , (Acquired
09/13/23 , cost $ 0 )
(e) (g)
................ 1,906 144,856
Metals & Mining — 0.0%
Constellium SE , Class A
(e)
............... 3,599 36,314
Specialized REITs — 0.0%
VICI Properties, Inc. ................... 1,937 63,185
Trading Companies & Distributors — 0.0%
TMK Hawk Parent Corp.
(e) (f)
.............. 5,686 56,860
Total Common Stocks — 0 .1%
(Cost: $ 1,296,358 ) ............................... 1,031,107
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 1.0%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(b)
... USD 32 32,517
Axon Enterprise, Inc.
(b)
6.13% , 03/15/30 ................... 29 29,268
6.25% , 03/15/33 ................... 22 22,226
Boeing Co. (The)
6.86% , 05/01/54 ................... 5,525 6,001,231
7.01% , 05/01/64 ................... 2,330 2,524,768
Bombardier, Inc.
(b)
8.75% , 11/15/30 ................... 146 153,928
7.25% , 07/01/31 ................... 19 19,064
7.00% , 06/01/32 ................... 28 27,879
BWX Technologies, Inc.
(b)
4.13% , 06/30/28 ................... 13 12,277
4.13% , 04/15/29 ................... 38 35,485
Embraer Netherlands Finance BV, 5.98%,
02/11/35 ....................... 165 167,392
Goat Holdco LLC, 6.75%, 02/01/32
(b)
....... 36 35,234
RTX Corp., 6.40%, 03/15/54 ............ 1,690 1,849,895
Spirit AeroSystems, Inc.
(b)
9.38% , 11/30/29 ................... 48 51,205
9.75% , 11/15/30 ................... 41 45,258
TransDigm, Inc.
(b)
6.75% , 08/15/28 ................... 115 116,679
6.38% , 03/01/29 ................... 191 192,947
6.88% , 12/15/30 ................... 12 12,262
7.13% , 12/01/31 ................... 101 103,913
6.63% , 03/01/32 ................... 250 253,186
6.00% , 01/15/33 ................... 137 134,827
Triumph Group, Inc., 9.00%, 03/15/28
(b)
..... 77 80,949
11,902,390
Air Freight & Logistics — 0.0%
(b)
Rand Parent LLC, 8.50%, 02/15/30 ........ 26 25,740
Stonepeak Nile Parent LLC, 7.25%, 03/15/32 .. 12 12,232
37,972
Automobile Components — 0.4%
Clarios Global LP
(b)
8.50% , 05/15/27 ................... 1,257 1,257,295
6.75% , 05/15/28 ................... 89 90,254
6.75% , 02/15/30 ................... 25 25,238
Dana, Inc.
4.25% , 09/01/30 ................... 12 11,075
4.50% , 02/15/32 ................... 17 15,481
Forvia SE, 5.50%, 06/15/31
(c)
............ EUR 138 144,042

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Income Fund
16
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobile Components (continued)
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(b)
USD 9 $ 8,896
Goodyear Tire & Rubber Co. (The)
5.00% , 07/15/29 ................... 45 41,741
5.25% , 04/30/31 ................... 2 1,804
Icahn Enterprises LP
5.25% , 05/15/27 ................... 41 38,979
9.75% , 01/15/29 ................... 62 61,629
4.38% , 02/01/29 ................... 51 42,490
10.00% , 11/15/29
(b)
................. 39 38,727
IHO Verwaltungs GmbH, 7.00%, 11/15/31
(c)
... EUR 276 305,859
Mahle GmbH
(c)
2.38% , 05/14/28 ................... 100 97,009
6.50% , 05/02/31 ................... 189 201,719
Schaeffler AG
(c)
4.25% , 04/01/28 ................... 100 107,860
4.75% , 08/14/29 ................... 600 646,508
5.38% , 04/01/31 ................... 100 107,555
SMRC Automotive Holdings Netherlands BV,
5.63%, 07/11/29
(c)
................. USD 275 277,417
Tenneco, Inc., 8.00%, 11/17/28
(b)
......... 68 64,855
Valeo SE, 5.88%, 04/12/29
(c)
............ EUR 600 672,236
4,258,669
Automobiles — 0.6%
Hyundai Capital America
(c)
(1-day SOFR at 0.00% Floor + 1.32%),
5.71% , 11/03/25
(a)
................ USD 200 200,944
2.38% , 10/15/27 ................... 200 188,637
Kia Corp., 1.75%, 10/16/26
(c)
............ 200 191,480
Mercedes-Benz Finance North America LLC,
5.25%, 11/29/27
(b)
................. 2,595 2,628,585
Nissan Motor Acceptance Co. LLC
6.95% , 09/15/26
(c)
.................. 75 76,128
6.95% , 09/15/26
(b)
.................. 3,055 3,100,936
RCI Banque SA, (5-Year EURIBOR ICE Swap
Rate + 2.20%), 4.75%, 03/24/37
(a) (c)
...... EUR 200 215,908
6,602,618
Banks — 10.0%
Abanca Corp. Bancaria SA, (5-Year EURIBOR
ICE Swap Rate + 2.45%), 4.63%, 12/11/36
(a) (c)
100 107,670
ABQ Finance Ltd., 4.95%, 03/25/30
(c)
....... USD 250 248,985
Abu Dhabi Commercial Bank PJSC, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.52%), 8.00%
(a) (c) (i)
.......... 200 213,000
AIB Group plc, (5-Year EURIBOR ICE Swap Rate
+ 3.71%), 6.00%
(a) (c) (i)
............... EUR 200 210,854
Al Rajhi Sukuk Ltd., (6-Year USD Constant
Maturity + 1.59%), 6.25%
(a) (c) (i)
.......... USD 673 680,780
Banco Bilbao Vizcaya Argentaria SA, (5-Year
EUR Swap Annual + 4.27%), 6.88%
(a) (c) (i)
... EUR 200 224,370
Banco de Credito e Inversiones SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.94%), 8.75%
(a) (b) (i)
.......... USD 200 212,563
Banco Mercantil del Norte SA
(a)(b)(i)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.64%), 5.88% .... 280 270,371
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.07%), 8.38% .... 409 404,288
Bancolombia SA, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.32%), 8.63%, 12/24/34
(a)
............ 328 346,778
Bangkok Bank PCL
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.73%), 5.00%
(a) (c) (i)
.. 200 198,600
5.30% , 09/21/28
(b)
.................. 605 613,803
Security
Par (000)
Par (000) Value
Banks (continued)
Bank of America Corp.
(a)
(3-mo. CME Term SOFR + 1.44%), 3.19% ,
07/23/30 ...................... USD 850 $ 797,174
(1-day SOFR + 1.83%), 4.57% , 04/27/33 .. 11,145 10,769,841
Bank of East Asia Ltd. (The), (1-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.30%), 6.63%, 03/13/27
(a) (c)
.... 250 253,240
Barclays plc
(a)(i)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 6.58%), 7.13% ..... GBP 300 387,594
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.43%), 8.00% .... USD 8,115 8,366,265
(USISSO05 + 5.78%), 9.63% .......... 3,035 3,328,943
BPCE SA, (1-day SOFR + 2.61%), 6.92%,
01/14/46
(a) (b)
..................... 3,745 3,892,609
CaixaBank SA, (5-Year EURIBOR ICE Swap
Rate + 3.94%), 6.25%
(a) (c) (i)
............ EUR 200 215,719
CBQ Finance Ltd., 2.00%, 05/12/26
(c)
....... USD 250 242,063
Citigroup, Inc.
4.30% , 11/20/26 ................... 500 497,904
Series AA , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.21%),
7.63%
(a) (i)
...................... 6 6,242
Series BB , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.91%),
7.20%
(a) (i)
...................... 7,500 7,652,872
Series CC , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.69%),
7.13%
(a) (i)
...................... 100 102,269
Series EE , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.57%),
6.75%
(a) (i)
...................... 6,048 5,980,420
Series FF , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.73%),
6.95%
(a) (i)
...................... 40 39,885
(1-day SOFR + 2.66%), 6.17% , 05/25/34
(a)
. 2,820 2,890,421
Series DD , (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.76%),
7.00%
(a) (i)
...................... 25 25,919
Commerzbank AG
(a)(c)(i)
(5-Year EUR Swap Annual + 4.39%), 4.25% EUR 400 415,219
(5-Year EUR Swap Annual + 6.74%), 6.50% 400 447,658
Credit Agricole SA, (5-Year EURIBOR ICE Swap
Rate + 3.64%), 5.88%
(a) (c) (i)
............ 100 104,176
Emirates NBD Bank PJSC, (6-Year USD
Constant Maturity + 1.84%), 6.25%
(a) (c) (i)
.... USD 693 706,860
Eurobank Ergasias Services & Holdings SA,
(5-Year EURIBOR ICE Swap Rate + 2.00%),
4.25%, 04/30/35
(a) (c)
................ EUR 125 132,956
Eurobank SA, (1-Year EURIBOR ICE Swap Rate
+ 1.70%), 4.00%, 02/07/36
(a) (c)
......... 296 308,876
First Abu Dhabi Bank PJSC, 5.00%, 02/28/29
(c)
. USD 200 202,688
HDFC Bank Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.93%), 3.70%
(a) (c) (i)
................ 200 192,250
HSBC Holdings plc, (5-Year EUR Swap Annual +
3.84%), 4.75%
(a) (c) (i)
................ EUR 264 277,986
ING Groep NV, (1-day SOFR + 1.56%), 6.08%,
09/11/27
(a)
...................... USD 7,875 8,033,701
Intesa Sanpaolo SpA, 5.15%, 06/10/30
(c)
..... GBP 619 771,661
JPMorgan Chase & Co.
3.63% , 12/01/27 ................... USD 300 294,252
(1-day SOFR + 2.58%), 5.72% , 09/14/33
(a)
. 9,555 9,818,422
Series W , (3-mo. CME Term SOFR at 0.00%
Floor + 1.26%), 5.58% , 05/15/47
(a)
..... 1,000 932,895

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Income Fund
Schedules of Investments
17
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
KeyCorp, (SOFR Index + 2.42%), 6.40%,
03/06/35
(a)
...................... USD 1,830 $ 1,933,249
Kookmin Bank, 1.75%, 05/04/25
(c)
......... 200 199,428
Lloyds Banking Group plc, (5-Year U.K.
Government Bonds Note Generic Bid Yield +
3.44%), 7.50%
(a) (i)
................. GBP 200 251,891
Metropolitan Bank & Trust Co., 5.50%, 03/06/34
(c)
USD 275 278,094
Nanyang Commercial Bank Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.10%), 6.00%, 08/06/34
(a) (c)
.... 250 255,158
NatWest Group plc
(a)(i)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.29%), 7.50% ..... GBP 200 251,396
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.75%), 8.13% .... USD 5,360 5,627,346
Philippine National Bank, 4.85%, 10/23/29
(c)
... 200 197,820
Riyad T1 Sukuk Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
1.91%), 5.50%
(a) (c) (i)
................ 200 195,750
Societe Generale SA, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.79%), 8.13%
(a) (b) (i)
................ 213 212,182
Standard Chartered plc
(a)(c)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.57%), 7.88%
(i)
.... 200 205,598
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.02%), 7.63%
(i)
.... 200 201,500
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.10%), 6.10% ,
01/11/35 ...................... 200 207,400
Sumitomo Mitsui Financial Group, Inc., (5-Year
US Treasury Yield Curve Rate T Note Constant
Maturity + 1.90%), 6.45%
(a) (i)
........... 300 293,947
Toronto-Dominion Bank (The), (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.98%), 7.25%, 07/31/84
(a)
..... 10,460 10,512,875
Truist Financial Corp., (1-day SOFR + 2.05%),
6.05%, 06/08/27
(a)
................. 15,305 15,559,786
US Bancorp, (1-day SOFR + 1.56%), 5.38%,
01/23/30
(a)
...................... 1,020 1,040,666
Wells Fargo & Co.
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.77%), 6.85%
(a) (i)
... 26 26,981
(1-day SOFR + 2.10%), 4.90% , 07/25/33
(a)
. 6,713 6,616,392
5.38% , 11/02/43 ................... 500 469,116
Westpac Banking Corp., (1-day SOFR + 0.81%),
5.19%, 04/16/29
(a)
................. 200 201,442
Woori Bank, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.28%),
6.38%
(a) (c) (i)
..................... 300 303,750
116,862,809
Biotechnology — 0.1%
(c)
Biocon Biologics Global plc, 6.67%, 10/09/29 .. 300 283,185
Cidron Aida Finco SARL, 6.25%, 04/01/28 .... GBP 100 129,821
Grifols SA, 7.13%, 05/01/30 ............ EUR 195 218,006
631,012
Broadline Retail — 0.1%
Alibaba Group Holding Ltd., 4.00%, 12/06/37 .. USD 200 175,879
ANGI Group LLC, 3.88%, 08/15/28
(b)
....... 30 27,223
B&M European Value Retail SA
6.50% , 11/27/31
(c)
.................. GBP 235 296,075
JD.com, Inc., 3.88%, 04/29/26 ........... USD 300 297,426
Match Group Holdings II LLC
(b)
4.63% , 06/01/28 ................... 49 47,019
Security
Par (000)
Par (000) Value
Broadline Retail (continued)
3.63% , 10/01/31 ................... USD 14 $ 12,066
855,688
Building Products — 0.2%
Advanced Drainage Systems, Inc., 6.38%,
06/15/30
(b)
...................... 50 50,218
Builders FirstSource, Inc., 6.38%, 03/01/34
(b)
.. 23 22,823
EMRLD Borrower LP
6.38% , 12/15/30
(c)
.................. EUR 119 132,406
6.38% , 12/15/30
(b)
.................. 100 111,266
6.63% , 12/15/30
(b)
.................. USD 362 362,160
6.75% , 07/15/31
(b)
.................. 25 25,163
HT Troplast GmbH, 9.38%, 07/15/28
(c)
...... EUR 176 198,203
JELD-WEN, Inc., 7.00%, 09/01/32
(b)
....... USD 51 45,245
New Enterprise Stone & Lime Co., Inc.
(b)
5.25% , 07/15/28 ................... 39 37,695
9.75% , 07/15/28 ................... 39 39,205
PCF GmbH, 4.75%, 04/15/29
(c)
.......... EUR 304 280,674
Quikrete Holdings, Inc.
(b)
6.38% , 03/01/32 ................... USD 138 138,876
6.75% , 03/01/33 ................... 41 40,814
Smyrna Ready Mix Concrete LLC
(b)
6.00% , 11/01/28 ................... 149 144,569
8.88% , 11/15/31 ................... 39 40,406
Standard Building Solutions, Inc., 6.50%,
08/15/32
(b)
...................... 67 66,980
Standard Industries, Inc.
(b)
4.75% , 01/15/28 ................... 14 13,550
4.38% , 07/15/30 ................... 17 15,687
3.38% , 01/15/31 ................... 44 38,257
Wilsonart LLC, 11.00%, 08/15/32
(b)
........ 34 31,196
1,835,393
Capital Markets — 5.3%
Abu Dhabi Developmental Holding Co. PJSC,
5.25%, 10/02/54
(c)
................. 225 209,440
Amipeace Ltd., 1.50%, 10/22/25
(c)
......... 200 196,652
Apollo Debt Solutions BDC
6.90% , 04/13/29 ................... 4,267 4,427,338
6.70% , 07/29/31 ................... 25 25,794
6.55% , 03/15/32
(b)
.................. 15 15,199
Ares Capital Corp., 5.80%, 03/08/32 ....... 9 8,946
Ares Strategic Income Fund
(b)
5.70% , 03/15/28 ................... 30 30,001
5.60% , 02/15/30 ................... 36 35,483
Bain Capital Specialty Finance, Inc., 5.95%,
03/15/30 ....................... 10 9,828
Blackstone Private Credit Fund
(b)
6.25% , 01/25/31 ................... 23 23,383
6.00% , 11/22/34 ................... 80 76,961
Blue Owl Capital Corp. II, 8.45%, 11/15/26 ... 28 29,350
Blue Owl Credit Income Corp.
7.75% , 09/16/27 ................... 18 18,787
6.60% , 09/15/29
(b)
.................. 8 8,129
6.65% , 03/15/31 ................... 4,545 4,635,406
Blue Owl Technology Finance Corp., 6.75%,
04/04/29 ....................... 8 8,109
Brookfield Finance, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.08%), 6.30%, 01/15/55
(a)
............ 80 76,227
CFAMC II Co. Ltd., 5.00%, 11/19/25
(c)
...... 200 199,800
China Great Wall International Holdings III Ltd.,
3.88%, 08/31/27
(c)
................. 200 194,112
China Ping An Insurance Overseas Holdings Ltd.,
6.13%, 05/16/34
(c)
................. 200 208,500
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
................. 30 28,301

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Income Fund
18
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Deutsche Bank AG
(a)
(5-Year EURIBOR ICE Swap Rate + 4.55%),
4.50%
(c) (i)
...................... EUR 200 $ 207,346
(5-Year EURIBOR ICE Swap Rate + 5.26%),
8.13%
(c) (i)
...................... 200 227,614
(1-day SOFR + 2.51%), 6.82% , 11/20/29 .. USD 3,350 3,552,413
(5-Year EURIBOR ICE Swap Rate + 4.60%),
7.13%
(c) (i)
...................... EUR 200 213,016
(5-Year EURIBOR ICE Swap Rate + 5.11%),
7.38%
(c) (i)
...................... 200 218,695
Focus Financial Partners LLC, 6.75%, 09/15/31
(b)
USD 53 52,267
Gaci First Investment Co., 5.25%, 10/13/32
(c)
.. 200 200,430
Goldman Sachs Group, Inc. (The)
(a)(i)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.46%), 6.85% .... 10,080 10,205,970
Series Y , (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.40%),
6.13% ........................ 97 94,877
Golub Capital Private Credit Fund, 5.88%,
05/01/30
(b)
...................... 13 12,872
HAT Holdings I LLC
(b)
3.38% , 06/15/26 ................... 2 1,940
8.00% , 06/15/27 ................... 56 57,973
HPS Corporate Lending Fund, 6.75%, 01/30/29
(b)
45 46,354
Macquarie Bank Ltd., 6.80%, 01/18/33
(b)
..... 6,830 7,318,405
MDGH GMTN RSC Ltd., 4.38%, 11/22/33
(b)
... 453 431,229
Morgan Stanley
(a)
(1-day SOFR + 0.88%), 1.59% , 05/04/27 .. 4,373 4,235,001
(1-day SOFR + 1.73%), 5.47% , 01/18/35 .. 885 895,466
Sixth Street Lending Partners, 6.13%, 07/15/30
(b)
15 15,097
State Street Corp., Series I, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.61%), 6.70%
(a) (i)
................. 33 33,834
UBS Group AG
(a)(b)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.55%), 4.49% ,
05/12/26 ...................... 5,085 5,083,211
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.60%), 6.33% ,
12/22/27 ...................... 5,700 5,853,256
(USISSO05 + 3.63%), 6.85%
(i)
......... 225 223,694
(USISSO05 + 4.16%), 7.75%
(i)
......... 5,365 5,582,014
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.76%), 9.25%
(i)
.... 5,410 6,173,903
61,402,623
Chemicals — 0.5%
Avient Corp., 6.25%, 11/01/31
(b)
.......... 18 17,831
Braskem Netherlands Finance BV, 8.00%,
10/15/34
(b)
...................... 575 548,809
Celanese US Holdings LLC
6.50% , 04/15/30 ................... 14 13,899
6.75% , 04/15/33 ................... 18 17,473
Chemours Co. (The)
5.38% , 05/15/27 ................... 31 30,241
5.75% , 11/15/28
(b)
.................. 42 38,738
4.63% , 11/15/29
(b)
.................. 37 31,581
8.00% , 01/15/33
(b)
.................. 21 19,637
Element Solutions, Inc., 3.88%, 09/01/28
(b)
... 142 133,700
EQUATE Petrochemical Co. KSC, 4.25%,
11/03/26
(c)
...................... 300 296,634
Evonik Industries AG, (5-Year EUR Swap Annual
+ 1.84%), 1.38%, 09/02/81
(a) (c)
......... EUR 700 727,459
FIS Fabbrica Italiana Sintetici SpA, 5.63%,
08/01/27
(c)
...................... 358 387,144
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
..... USD 32 31,807
Security
Par (000)
Par (000) Value
Chemicals (continued)
INEOS Finance plc
(c)
6.38% , 04/15/29 ................... EUR 220 $ 243,536
5.63% , 08/15/30 ................... 100 107,904
INEOS Quattro Finance 2 plc
(c)
8.50% , 03/15/29 ................... 356 403,520
6.75% , 04/15/30 ................... 128 138,161
Itelyum Regeneration Spa, 5.75%, 04/15/30
(c)
.. 100 107,319
Kobe U.S. Midco 2, Inc., 9.25%, (9.25% Cash or
10.00% PIK), 11/01/26
(b) (j)
............ USD 142 121,443
Kronos International, Inc., 9.50%, 03/15/29
(c)
.. EUR 146 170,471
Lune Holdings SARL, 5.63%, 11/15/28
(c)
..... 147 118,418
Ma'aden Sukuk Ltd.
(b)
5.25% , 02/13/30 ................... USD 551 557,370
5.50% , 02/13/35 ................... 443 448,537
Mativ Holdings, Inc., 8.00%, 10/01/29
(b)
..... 18 15,514
Methanex US Operations, Inc., 6.25%,
03/15/32
(b)
...................... 22 21,429
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
. 29 27,933
Nobian Finance BV, 3.63%, 07/15/26
(c)
...... EUR 145 156,004
Olympus Water US Holding Corp.
9.75% , 11/15/28
(b)
.................. USD 200 207,643
5.38% , 10/01/29
(c)
.................. EUR 100 99,227
Sasol Financing USA LLC
4.38% , 09/18/26 ................... USD 200 193,170
6.50% , 09/27/28 ................... 227 217,518
Scotts Miracle-Gro Co. (The)
4.50% , 10/15/29 ................... 19 17,715
4.38% , 02/01/32 ................... 40 35,146
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
...................... 52 48,772
Synthomer plc, 7.38%, 05/02/29
(c)
......... EUR 200 217,882
WR Grace Holdings LLC
(b)
4.88% , 06/15/27 ................... USD 48 46,359
5.63% , 08/15/29 ................... 199 171,261
7.38% , 03/01/31 ................... 62 61,946
6,249,151
Commercial Services & Supplies — 0.4%
ADT Security Corp. (The)
(b)
4.13% , 08/01/29 ................... 10 9,388
4.88% , 07/15/32 ................... 14 13,069
Allied Universal Holdco LLC
(b)
9.75% , 07/15/27 ................... 1,000 1,003,186
4.63% , 06/01/28 ................... 200 188,755
6.00% , 06/01/29 ................... 217 199,419
7.88% , 02/15/31 ................... 244 247,111
Amber Finco plc, 6.63%, 07/15/29
(c)
........ EUR 100 112,385
Ambipar Lux SARL, 10.88%, 02/05/33
(b)
..... USD 240 244,980
APi Group DE, Inc., 4.13%, 07/15/29
(b)
...... 52 48,181
Aramark Services, Inc., 5.00%, 02/01/28
(b)
.... 24 23,563
Arena Luxembourg Finance SARL, (3-mo.
EURIBOR + 2.50%), 4.84%, 05/01/30
(a) (c)
... EUR 155 167,688
Brink's Co. (The)
(b)
6.50% , 06/15/29 ................... USD 18 18,247
6.75% , 06/15/32 ................... 51 51,709
Clean Harbors, Inc., 6.38%, 02/01/31
(b)
...... 4 4,043
Deluxe Corp., 8.13%, 09/15/29
(b)
......... 13 13,076
Garda World Security Corp.
(b)
4.63% , 02/15/27 ................... 80 77,868
7.75% , 02/15/28 ................... 30 30,745
6.00% , 06/01/29 ................... 21 19,690
8.25% , 08/01/32 ................... 47 45,869
8.38% , 11/15/32 ................... 138 135,683
GFL Environmental, Inc.
(b)
4.00% , 08/01/28 ................... 50 47,519
3.50% , 09/01/28 ................... 16 15,118

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Income Fund
Schedules of Investments
19
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
4.75% , 06/15/29 ................... USD 20 $ 19,247
4.38% , 08/15/29 ................... 12 11,319
6.75% , 01/15/31 ................... 31 31,955
Intrum AB
(c)(e)(k)
3.00% , 09/15/27 ................... EUR 399 340,836
9.25% , 03/15/28 ................... 100 88,937
Madison IAQ LLC, 5.88%, 06/30/29
(b)
....... USD 79 74,637
Paprec Holding SA, 7.25%, 11/17/29
(c)
...... EUR 100 113,496
Prime Security Services Borrower LLC, 6.25%,
01/15/28
(b)
...................... USD 89 89,070
Q-Park Holding I BV, 5.13%, 02/15/30
(c)
..... EUR 173 189,600
Raven Acquisition Holdings LLC, 6.88%,
11/15/31
(b)
...................... USD 25 24,277
Reworld Holding Corp.
4.88% , 12/01/29
(b)
.................. 40 37,205
5.00% , 09/01/30 ................... 14 12,968
RR Donnelley & Sons Co., 9.50%, 08/01/29
(b)
.. 65 64,383
Techem Verwaltungsgesellschaft 675 mbH
5.38% , 07/15/29
(c)
.................. EUR 237 259,904
Veritiv Operating Co., 10.50%, 11/30/30
(b)
.... USD 18 19,059
Waste Pro USA, Inc., 7.00%, 02/01/33
(b)
..... 106 106,358
Williams Scotsman, Inc.
(b)
4.63% , 08/15/28 ................... 39 37,798
6.63% , 06/15/29 ................... 4 4,047
6.63% , 04/15/30 ................... 32 32,342
7.38% , 10/01/31 ................... 6 6,179
Wrangler Holdco Corp., 6.63%, 04/01/32
(b)
... 38 38,689
4,319,598
Communications Equipment — 0.0%
(b)
CommScope LLC
4.75% , 09/01/29 ................... 71 63,122
9.50% , 12/15/31 ................... 61 62,830
Viavi Solutions, Inc., 3.75%, 10/01/29 ...... 13 11,888
137,840
Construction & Engineering — 0.1%
Arcosa, Inc.
(b)
4.38% , 04/15/29 ................... 49 45,921
6.88% , 08/15/32 ................... 4 4,055
ASG Finance DAC, 9.75%, 05/15/29
(b)
...... 372 373,217
Brand Industrial Services, Inc., 10.38%,
08/01/30
(b)
...................... 205 195,570
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
.... 29 27,112
GMR Hyderabad International Airport Ltd.,
4.25%, 10/27/27
(c)
................. 400 381,000
Heathrow Finance plc, 6.63%, 03/01/31
(c)
.... GBP 341 436,292
IRB Infrastructure Developers Ltd., 7.11%,
03/11/32
(c)
...................... USD 200 201,250
Pike Corp., 8.63%, 01/31/31
(b)
........... 25 26,345
1,690,762
Consumer Finance — 0.4%
Ally Financial, Inc.
8.00% , 11/01/31 ................... 400 445,721
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.45%), 6.65% ,
01/17/40
(a)
..................... 2,215 2,143,319
Azorra Finance Ltd., 7.75%, 04/15/30
(b)
..... 17 16,762
Bread Financial Holdings, Inc., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.30%), 8.38%, 06/15/35
(a) (b)
.... 8 7,823
CMB International Leasing Management Ltd.,
(1-day SOFR + 0.76%), 5.08%, 06/04/27
(a) (c)
. 200 200,184
Ford Motor Credit Co. LLC, 4.39%, 01/08/26 .. 500 497,163
GGAM Finance Ltd.
(b)
7.75% , 05/15/26 ................... 17 17,188
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
8.00% , 02/15/27 ................... USD 2 $ 2,049
8.00% , 06/15/28 ................... 41 42,993
6.88% , 04/15/29 ................... 25 25,297
5.88% , 03/15/30 ................... 48 47,431
Global Aircraft Leasing Co. Ltd., 8.75%,
09/01/27
(b)
...................... 30 30,412
Hyundai Capital Services, Inc., 5.13%, 02/05/29
(c)
200 201,614
Hyundai Card Co. Ltd., 5.75%, 04/24/29
(c)
.... 345 352,966
Macquarie Airfinance Holdings Ltd.
(b)
8.13% , 03/30/29 ................... 15 15,742
6.50% , 03/26/31 ................... 20 20,826
Manappuram Finance Ltd., 7.38%, 05/12/28
(c)
. 200 200,250
Muthoot Finance Ltd., 7.13%, 02/14/28
(c)
..... 450 454,770
Navient Corp., 9.38%, 07/25/30 .......... 26 27,697
OneMain Finance Corp.
6.63% , 01/15/28 ................... 30 30,222
6.63% , 05/15/29 ................... 32 32,060
5.38% , 11/15/29 ................... 28 26,638
7.88% , 03/15/30 ................... 60 62,189
4.00% , 09/15/30 ................... 12 10,572
7.50% , 05/15/31 ................... 9 9,158
7.13% , 11/15/31 ................... 11 11,065
6.75% , 03/15/32 ................... 32 31,407
SLM Corp.
3.13% , 11/02/26 ................... 45 43,472
6.50% , 01/31/30 ................... 7 7,183
5,014,173
Consumer Staples Distribution & Retail — 0.2%
Albertsons Cos., Inc.
(b)
3.25% , 03/15/26 ................... 43 42,022
4.63% , 01/15/27 ................... 24 23,643
6.50% , 02/15/28 ................... 3 3,042
3.50% , 03/15/29 ................... 91 83,748
6.25% , 03/15/33 ................... 26 26,254
Bellis Acquisition Co. plc, 8.13%, 05/14/30
(c)
... GBP 334 402,837
Bellis Finco plc, 4.00%, 02/16/27
(c)
........ 100 122,075
CK Hutchison International 24 Ltd., 5.50%,
04/26/34
(c)
...................... USD 200 202,168
ELO SACA, 3.25%, 07/23/27
(c)
........... EUR 200 205,231
KeHE Distributors LLC, 9.00%, 02/15/29
(b)
.... USD 18 18,515
Lion/Polaris Lux 4 SA
(3-mo. EURIBOR at 0.00% Floor + 3.63%),
6.30% , 07/01/29
(a) (c)
............... EUR 225 242,684
Market Bidco Finco plc
(c)
4.75% , 11/04/27 ................... 100 104,756
5.50% , 11/04/27 ................... GBP 200 246,724
Performance Food Group, Inc.
(b)
4.25% , 08/01/29 ................... USD 44 41,146
6.13% , 09/15/32 ................... 62 61,626
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
. 26 25,675
US Foods, Inc.
(b)
4.75% , 02/15/29 ................... 22 21,204
4.63% , 06/01/30 ................... 8 7,597
7.25% , 01/15/32 ................... 4 4,158
Walgreens Boots Alliance, Inc.
8.13% , 08/15/29 ................... 18 18,380
4.80% , 11/18/44 ................... 12 10,864
1,914,349
Containers & Packaging — 0.2%
Ardagh Metal Packaging Finance USA LLC,
4.00%, 09/01/29
(b)
................. 270 229,912
Ardagh Packaging Finance plc, 2.13%,
08/15/26
(c)
...................... EUR 243 242,721
Ball Corp., 3.13%, 09/15/31 ............ USD 29 25,137

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Income Fund
20
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Clydesdale Acquisition Holdings, Inc.
(b)
6.63% , 04/15/29 ................... USD 61 $ 61,337
6.88% , 01/15/30 ................... 51 51,387
8.75% , 04/15/30 ................... 67 67,947
6.75% , 04/15/32 ................... 73 73,505
Crown European Holdings SACA, 4.50%,
01/15/30
(c)
...................... EUR 118 129,290
Fiber Midco SpA, 10.00%, 06/15/29
(c)
....... 100 106,508
Kleopatra Finco SARL, 4.25%, 03/01/26
(c)
.... 234 234,047
Kleopatra Holdings 2 SCA, 6.50%, 09/01/26
(c)
. 100 86,909
LABL, Inc.
(b)
5.88% , 11/01/28 ................... USD 12 9,444
9.50% , 11/01/28 ................... 79 66,793
8.63% , 10/01/31 ................... 35 26,075
Mauser Packaging Solutions Holding Co.
(b)
7.88% , 04/15/27 ................... 376 368,480
9.25% , 04/15/27 ................... 27 25,469
Sealed Air Corp.
(b)
4.00% , 12/01/27 ................... 22 21,177
6.50% , 07/15/32 ................... 21 21,255
Trident TPI Holdings, Inc., 12.75%, 12/31/28
(b)
. 47 50,409
1,897,802
Distributors — 0.0%
(b)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 ............... 22 20,175
Dealer Tire LLC, 8.00%, 02/01/28 ......... 68 66,266
Gates Corp., 6.88%, 07/01/29 ........... 34 34,589
Resideo Funding, Inc.
4.00% , 09/01/29 ................... 21 19,065
6.50% , 07/15/32 ................... 46 45,890
185,985
Diversified Consumer Services — 0.1%
Belron UK Finance plc, 4.63%, 10/15/29
(c)
.... EUR 193 210,256
Pachelbel Bidco SpA
(c)
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.86% , 05/17/31
(a)
................ 100 108,863
7.13% , 05/17/31 ................... 200 229,057
Service Corp. International
3.38% , 08/15/30 ................... USD 2 1,783
4.00% , 05/15/31 ................... 56 50,720
5.75% , 10/15/32 ................... 110 108,101
Sotheby's, 7.38%, 10/15/27
(b)
............ 200 192,562
Wand NewCo 3, Inc., 7.63%, 01/30/32
(b)
..... 92 94,148
995,490
Diversified REITs — 0.6%
Digital Realty Trust LP, 1.88%, 11/15/29
(b) (l)
... 10 9,903
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
.... 59 55,530
GLP Capital LP, 3.25%, 01/15/32 ......... 1,570 1,358,925
Iron Mountain Information Management Services,
Inc., 5.00%, 07/15/32
(b)
.............. 65 60,015
Uniti Group LP, 10.50%, 02/15/28
(b)
........ 257 273,009
VICI Properties LP, 5.13%, 05/15/32 ....... 5,900 5,774,529
7,531,911
Diversified Telecommunication Services — 0.5%
Altice Financing SA, 5.75%, 08/15/29
(b)
...... 200 146,297
Altice France SA, 5.50%, 10/15/29
(b)
....... 200 158,471
British Telecommunications plc, (5-Year
EURIBOR ICE Swap Rate + 2.54%), 5.13%,
10/03/54
(a) (c)
..................... EUR 100 110,617
CCO Holdings LLC
(b)
6.38% , 09/01/29 ................... USD 184 183,451
4.75% , 03/01/30 ................... 110 102,018
7.38% , 03/01/31 ................... 130 132,077
4.75% , 02/01/32 ................... 3 2,664
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
4.25% , 01/15/34 ................... USD 156 $ 128,310
Cellnex Telecom SA, 2.13%, 08/11/30
(c) (l)
..... EUR 100 114,186
Frontier Communications Holdings LLC
5.88% , 10/15/27
(b)
.................. USD 22 21,975
5.00% , 05/01/28
(b)
.................. 165 162,795
5.88% , 11/01/29 ................... 20 20,002
6.00% , 01/15/30
(b)
.................. 28 28,062
8.75% , 05/15/30
(b)
.................. 63 66,366
8.63% , 03/15/31
(b)
.................. 67 71,367
IHS Holding Ltd.
(b)
6.25% , 11/29/28 ................... 431 415,376
7.88% , 05/29/30 ................... 341 337,590
Iliad Holding SASU
7.00% , 10/15/28
(b)
.................. 200 202,427
5.38% , 04/15/30
(c)
.................. EUR 178 193,341
6.88% , 04/15/31
(c)
.................. 128 145,667
Intelsat Jackson Holdings SA, 6.50%, 03/15/30
(b)
USD 94 89,304
Level 3 Financing, Inc.
(b)
10.50% , 04/15/29 .................. 34 37,553
4.88% , 06/15/29 ................... 89 74,815
11.00% , 11/15/29 .................. 339 377,995
4.50% , 04/01/30 ................... 37 29,613
10.50% , 05/15/30 .................. 164 175,725
3.88% , 10/15/30 ................... 5 3,774
10.75% , 12/15/30 .................. 74 81,584
Lorca Telecom Bondco SA, 5.75%, 04/30/29
(c)
. EUR 503 565,925
Lumen Technologies, Inc.
(b)
4.13% , 04/15/29 ................... USD 54 50,520
4.13% , 04/15/30 ................... 54 50,181
10.00% , 10/15/32 .................. 25 25,440
Telecom Italia Capital SA, 7.72%, 06/04/38 ... 10 10,357
Telecom Italia SpA, 2.75%, 04/15/25
(c)
...... EUR 113 122,095
Verizon Communications, Inc.
3.88% , 02/08/29 ................... USD 325 317,244
4.50% , 08/10/33 ................... 500 480,063
Virgin Media Secured Finance plc
4.25% , 01/15/30
(c)
.................. GBP 124 139,354
4.50% , 08/15/30
(b)
.................. USD 200 175,924
Windstream Services LLC, 8.25%, 10/01/31
(b)
. 161 163,915
Zayo Group Holdings, Inc.
(b)
4.00% , 03/01/27 ................... 170 154,843
6.13% , 03/01/28 ................... 34 28,279
5,897,562
Electric Utilities — 1.0%
Adani Transmission Step-One Ltd., 4.00%,
08/03/26
(c)
...................... 200 192,000
AES Panama Generation Holdings SRL, 4.38%,
05/31/30
(b)
...................... 320 286,149
Alpha Generation LLC, 6.75%, 10/15/32
(b)
.... 38 38,025
California Buyer Ltd.
5.63% , 02/15/32
(c)
.................. EUR 247 270,391
Chugoku Electric Power Co., Inc. (The), 5.74%,
01/14/35
(c)
...................... USD 200 205,571
CLP Power HK Finance Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.01%), 5.45%
(a) (c) (i)
.......... 300 305,580
Continuum Energy Aura Pte. Ltd., 9.50%,
02/24/27
(c)
...................... 200 207,250
Continuum Green Energy India Pvt, 7.50%,
06/26/33
(b)
...................... 320 328,828
ContourGlobal Power Holdings SA, 5.00%,
02/28/30
(c)
...................... EUR 111 118,974
Diamond II Ltd.
7.95% , 07/28/26
(c)
.................. USD 200 201,625
7.95% , 07/28/26
(b)
.................. 255 257,072

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Income Fund
Schedules of Investments
21
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Duke Energy Corp., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.59%), 6.45%, 09/01/54
(a)
............ USD 23 $ 22,961
Duke Energy Florida LLC, 5.95%, 11/15/52 ... 2,620 2,674,311
EDP SA
(a)(c)
(5-Year EURIBOR ICE Swap Rate + 2.05%),
4.75% , 05/29/54 ................. EUR 200 218,969
(5-Year EURIBOR ICE Swap Rate + 2.40%),
4.63% , 09/16/54 ................. 300 326,012
Enel SpA, (5-Year EURIBOR ICE Swap Rate +
2.01%), 4.25%
(a) (c) (i)
................ 175 186,763
FirstEnergy Corp., 4.00%, 05/01/26
(l)
....... USD 126 127,638
Minejesa Capital BV, 4.63%, 08/10/30
(c)
..... 158 153,222
Mong Duong Finance Holdings BV, 5.13%,
05/07/29
(c)
...................... 381 368,835
NextEra Energy Capital Holdings, Inc.
(a)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.46%), 6.75% ,
06/15/54 ...................... 24 24,498
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 6.38% ,
08/15/55 ...................... 35 35,038
NRG Energy, Inc.
(b)
5.75% , 07/15/29 ................... 46 45,136
6.00% , 02/01/33 ................... 76 73,936
6.25% , 11/01/34 ................... 111 109,269
Pacific Gas & Electric Co.
6.95% , 03/15/34 ................... 1,200 1,300,322
4.20% , 06/01/41 ................... 4,040 3,213,905
Pattern Energy Operations LP, 4.50%, 08/15/28
(b)
8 7,443
Public Power Corp. SA, 4.63%, 10/31/31
(c)
... EUR 108 118,091
Southern Co. (The), 4.50%, 06/15/27
(b) (l)
..... USD 28 30,822
Star Energy Geothermal Darajat II, 4.85%,
10/14/38
(c)
...................... 200 183,960
Star Energy Geothermal Wayang Windu Ltd.,
6.75%, 04/24/33
(c)
................. 186 186,716
Texas Competitive Electric Holdings Co. LLC,
5.03%, 12/31/49
(a) (e) (f) (k)
.............. 815 —
Vistra Operations Co. LLC
(b)
7.75% , 10/15/31 ................... 39 40,843
6.88% , 04/15/32 ................... 44 44,845
XPLR Infrastructure Operating Partners LP,
8.38%, 01/15/31
(b)
................. 75 73,754
11,978,754
Electrical Equipment — 0.0%
Vertiv Group Corp., 4.13%, 11/15/28
(b)
...... 80 76,157
Electronic Equipment, Instruments & Components — 0.0%
(b)
Coherent Corp., 5.00%, 12/15/29 ......... 46 43,882
Insight Enterprises, Inc., 6.63%, 05/15/32 .... 18 18,141
Sensata Technologies, Inc.
4.38% , 02/15/30 ................... 128 118,242
3.75% , 02/15/31 ................... 6 5,239
Zebra Technologies Corp., 6.50%, 06/01/32 ... 13 13,157
198,661
Energy Equipment & Services — 0.1%
Archrock Partners LP
(b)
6.88% , 04/01/27 ................... 16 16,008
6.25% , 04/01/28 ................... 35 35,027
6.63% , 09/01/32 ................... 74 74,291
Diamond Foreign Asset Co., 8.50%, 10/01/30
(b)
. 15 15,371
Enerflex Ltd., 9.00%, 10/15/27
(b)
.......... 17 17,397
Kodiak Gas Services LLC, 7.25%, 02/15/29
(b)
.. 61 62,181
Nabors Industries Ltd., 7.50%, 01/15/28
(b)
.... 11 10,125
Nabors Industries, Inc., 7.38%, 05/15/27
(b)
.... 67 66,082
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
Noble Finance II LLC, 8.00%, 04/15/30
(b)
.... USD 39 $ 38,977
Oceaneering International, Inc., 6.00%, 02/01/28 19 18,799
OEG Finance plc, 7.25%, 09/27/29
(c)
....... EUR 104 115,985
Star Holding LLC, 8.75%, 08/01/31
(b)
....... USD 29 27,719
Transocean Aquila Ltd., 8.00%, 09/30/28
(b)
... 32 32,287
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(b)
...................... 28 28,652
Transocean, Inc.
(b)
8.00% , 02/01/27 ................... 64 63,760
8.25% , 05/15/29 ................... 40 39,099
8.75% , 02/15/30 ................... 27 28,250
8.50% , 05/15/31 ................... 37 35,952
USA Compression Partners LP, 7.13%,
03/15/29
(b)
...................... 64 65,092
Valaris Ltd., 8.38%, 04/30/30
(b)
........... 66 66,076
Weatherford International Ltd., 8.63%, 04/30/30
(b)
49 49,753
906,883
Entertainment — 0.0%
(b)
Cinemark USA, Inc., 7.00%, 08/01/32 ...... 13 13,123
Lions Gate Capital Holdings 1, Inc., 5.50%,
04/15/29 ....................... 55 51,029
Live Nation Entertainment, Inc.
4.75% , 10/15/27 ................... 22 21,447
3.75% , 01/15/28 ................... 51 48,527
Playtika Holding Corp., 4.25%, 03/15/29 ..... 22 19,366
153,492
Financial Services — 1.2%
Apollo Global Management, Inc., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.17%), 6.00%, 12/15/54
(a)
..... 40 38,636
Block, Inc.
2.75% , 06/01/26 ................... 36 34,917
3.50% , 06/01/31 ................... 9 7,913
6.50% , 05/15/32
(b)
.................. 186 187,875
Boost Newco Borrower LLC, 7.50%, 01/15/31
(b)
200 208,187
Bracken MidCo1 plc, 6.75%, (6.75% Cash or
7.50% PIK), 11/01/27
(c) (j)
............. GBP 100 127,249
Corebridge Financial, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 6.38%, 09/15/54
(a)
............ USD 28 27,818
Far East Horizon Ltd.
(c)
6.63% , 04/16/27 ................... 290 294,802
5.88% , 03/05/28 ................... 200 198,400
Freedom Mortgage Holdings LLC
(b)
9.25% , 02/01/29 ................... 30 30,466
9.13% , 05/15/31 ................... 33 33,209
8.38% , 04/01/32 ................... 22 21,496
Global Payments, Inc.
2.15% , 01/15/27 ................... 8,745 8,375,036
1.50% , 03/01/31
(l)
.................. 47 44,274
Hannon Armstrong Sustainable Infrastructure
Capital, Inc., 6.38%, 07/01/34
(b)
......... 33 32,617
Jerrold Finco plc, 5.25%, 01/15/27
(c)
....... GBP 155 197,818
Nationstar Mortgage Holdings, Inc.
(b)
6.50% , 08/01/29 ................... USD 67 67,925
5.13% , 12/15/30 ................... 26 25,933
5.75% , 11/15/31 ................... 40 39,988
7.13% , 02/01/32 ................... 88 91,411
Nationwide Building Society
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.85%), 7.50%
(a) (c) (i)
.. GBP 400 512,825
NCR Atleos Corp., 9.50%, 04/01/29
(b)
....... USD 6 6,506
Nexi SpA, 0.00%, 02/24/28
(c) (l) (m)
.......... EUR 800 780,987
PennyMac Financial Services, Inc.
(b)
7.88% , 12/15/29 ................... USD 22 22,886

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Income Fund
22
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
7.13% , 11/15/30 ................... USD 31 $ 31,495
6.88% , 02/15/33 ................... 21 20,869
Piramal Finance Ltd., 7.80%, 01/29/28
(c)
..... 200 198,500
ProGroup AG
(c)
5.13% , 04/15/29 ................... EUR 100 106,724
5.38% , 04/15/31 ................... 100 105,109
Rocket Mortgage LLC
(b)
2.88% , 10/15/26 ................... USD 58 55,590
3.88% , 03/01/31 ................... 3 2,687
4.00% , 10/15/33 ................... 25 21,445
Shift4 Payments LLC, 6.75%, 08/15/32
(b)
.... 99 99,786
Stena International SA, 7.25%, 01/15/31
(c)
.... 667 666,692
Thames Water Utilities Finance plc
(c)
4.00% , 06/19/25 ................... GBP 100 100,978
0.88% , 01/31/28 ................... EUR 106 83,561
1.25% , 01/31/32 ................... 106 82,852
UWM Holdings LLC, 6.63%, 02/01/30
(b)
..... USD 46 45,624
Walker & Dunlop, Inc., 6.63%, 04/01/33
(b)
.... 15 14,962
WEX, Inc., 6.50%, 03/15/33
(b)
........... 33 32,638
Worldline SA, 0.00%, 07/30/26
(c) (l) (m)
........ EUR 555 584,289
13,662,975
Food Products — 0.1%
B&G Foods, Inc., 8.00%, 09/15/28
(b)
....... USD 10 10,047
China Mengniu Dairy Co. Ltd., 1.88%, 06/17/25
(c)
200 198,768
Chobani Holdco II LLC, 8.75%, (8.75% Cash or
9.50% PIK), 10/01/29
(b) (j)
............. 200 207,787
Chobani LLC
(b)
4.63% , 11/15/28 ................... 81 77,939
7.63% , 07/01/29 ................... 170 174,665
Darling Ingredients, Inc., 6.00%, 06/15/30
(b)
... 56 55,661
Fiesta Purchaser, Inc.
(b)
7.88% , 03/01/31 ................... 8 8,260
9.63% , 09/15/32 ................... 11 11,304
Irca SpA, (3-mo. EURIBOR at 0.00% Floor +
3.75%), 6.25%, 12/15/29
(a) (c)
........... EUR 146 157,870
Lamb Weston Holdings, Inc.
(b)
4.88% , 05/15/28 ................... USD 30 29,290
4.13% , 01/31/30 ................... 23 21,424
4.38% , 01/31/32 ................... 46 42,019
Post Holdings, Inc.
(b)
4.50% , 09/15/31 ................... 11 9,963
6.25% , 02/15/32 ................... 32 32,188
6.38% , 03/01/33 ................... 34 33,433
6.25% , 10/15/34 ................... 24 23,629
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
.... 32 29,665
Tereos Finance Groupe I SA
(c)
7.25% , 04/15/28 ................... EUR 289 322,652
5.75% , 04/30/31 ................... 117 127,239
1,573,803
Gas Utilities — 0.0%
(b)
AltaGas Ltd., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.57%),
7.20%, 10/15/54
(a)
................. USD 25 24,662
Promigas SA ESP, 3.75%, 10/16/29 ........ 245 226,625
Suburban Propane Partners LP, 5.00%, 06/01/31 12 10,834
262,121
Ground Transportation — 0.2%
BCP V Modular Services Finance II plc, 6.13%,
11/30/28
(c)
...................... GBP 219 268,709
BCP V Modular Services Finance plc, 6.75%,
11/30/29
(c)
...................... EUR 130 128,445
Boels Topholding BV, 5.75%, 05/15/30
(c)
..... 214 236,632
Clue Opco LLC, 9.50%, 10/15/31
(b)
........ USD 17 17,005
EC Finance plc, 3.00%, 10/15/26
(c)
........ EUR 100 105,151
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
Edge Finco plc, 8.13%, 08/15/31
(c)
........ GBP 286 $ 376,829
EquipmentShare.com, Inc., 8.00%, 03/15/33
(b)
. USD 16 16,111
Genesee & Wyoming, Inc., 6.25%, 04/15/32
(b)
. 49 48,961
Guangzhou Metro Investment Finance BVI Ltd.,
1.51%, 09/17/25
(c)
................. 200 196,470
Hertz Corp. (The), 12.63%, 07/15/29
(b)
...... 15 13,545
Kapla Holding SAS
(c)
(3-mo. EURIBOR at 0.00% Floor + 3.50%),
6.00% , 07/31/30
(a)
................ EUR 137 148,437
5.00% , 04/30/31 ................... 128 138,043
La Poste SA, (5-Year EURIBOR ICE Swap Rate
+ 2.68%), 5.00%
(a) (c) (i)
............... 100 109,125
Loxam SAS, 6.38%, 05/31/29
(c)
.......... 100 112,725
SGL Group ApS
(a)
(3-mo. EURIBOR at 0.00% Floor + 4.75%),
7.43% , 04/22/30 ................. 124 135,678
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.78% , 02/24/31
(b) (c)
............... 100 108,152
Watco Cos. LLC, 7.13%, 08/01/32
(b)
....... USD 16 16,089
2,176,107
Health Care Equipment & Supplies — 0.1%
(b)
Avantor Funding, Inc.
4.63% , 07/15/28 ................... 61 58,791
3.88% , 11/01/29 ................... 36 33,236
Bausch + Lomb Corp., 8.38%, 10/01/28 ..... 141 146,288
Insulet Corp., 6.50%, 04/01/33 ........... 26 26,428
Medline Borrower LP
3.88% , 04/01/29 ................... 52 48,606
6.25% , 04/01/29 ................... 83 84,056
5.25% , 10/01/29 ................... 172 165,047
Neogen Food Safety Corp., 8.63%, 07/20/30 .. 38 40,010
Sotera Health Holdings LLC, 7.38%, 06/01/31 . 22 22,366
624,828
Health Care Providers & Services — 0.8%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33
(b)
. 16 15,984
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
.. 49 45,460
Community Health Systems, Inc.
(b)
5.63% , 03/15/27 ................... 207 197,669
6.00% , 01/15/29 ................... 70 62,206
5.25% , 05/15/30 ................... 4 3,300
4.75% , 02/15/31 ................... 79 62,448
10.88% , 01/15/32 .................. 102 100,487
Concentra Escrow Issuer Corp., 6.88%,
07/15/32
(b)
...................... 39 39,683
DaVita, Inc., 6.88%, 09/01/32
(b)
.......... 19 19,107
Encompass Health Corp.
4.75% , 02/01/30 ................... 31 29,824
4.63% , 04/01/31 ................... 33 30,928
Ephios Subco 3 SARL, 7.88%, 01/31/31
(c)
.... EUR 255 293,747
HAH Group Holding Co. LLC, 9.75%, 10/01/31
(b)
USD 26 25,040
HCA, Inc., 3.50%, 07/15/51 ............. 11,531 7,603,854
HealthEquity, Inc., 4.50%, 10/01/29
(b)
....... 51 47,807
LifePoint Health, Inc.
(b)
9.88% , 08/15/30 ................... 17 17,937
11.00% , 10/15/30 .................. 100 108,711
8.38% , 02/15/32 ................... 46 46,315
10.00% , 06/01/32 .................. 35 33,387
Molina Healthcare, Inc.
(b)
3.88% , 05/15/32 ................... 70 61,413
6.25% , 01/15/33 ................... 24 23,621
Option Care Health, Inc., 4.38%, 10/31/29
(b)
... 54 50,382
Prime Healthcare Services, Inc., 9.38%,
09/01/29
(b)
...................... 14 13,208
Star Parent, Inc., 9.00%, 10/01/30
(b)
........ 115 113,350

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Income Fund
Schedules of Investments
23
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Surgery Center Holdings, Inc., 7.25%, 04/15/32
(b)
USD 112 $ 110,755
Tenet Healthcare Corp., 6.75%, 05/15/31 .... 147 149,100
US Acute Care Solutions LLC, 9.75%, 05/15/29
(b)
29 28,916
9,334,639
Health Care REITs — 0.0%
MPT Operating Partnership LP
7.00% , 02/15/32
(c)
.................. EUR 210 230,950
8.50% , 02/15/32
(b)
.................. USD 90 91,682
322,632
Hotel & Resort REITs — 0.0%
Park Intermediate Holdings LLC, 7.00%,
02/01/30
(b)
...................... 27 27,199
Pebblebrook Hotel LP, 6.38%, 10/15/29
(b)
.... 14 13,842
Pebblebrook Hotel Trust, 1.75%, 12/15/26
(l)
... 1 935
RHP Hotel Properties LP
(b)
4.50% , 02/15/29 ................... 44 41,626
6.50% , 04/01/32 ................... 75 74,865
RLJ Lodging Trust LP, 4.00%, 09/15/29
(b)
.... 52 46,645
Service Properties Trust
8.63% , 11/15/31
(b)
.................. 196 206,763
8.88% , 06/15/32 ................... 51 50,471
XHR LP, 6.63%, 05/15/30
(b)
............. 12 11,781
474,127
Hotels, Restaurants & Leisure — 0.8%
1011778 BC ULC
(b)
3.88% , 01/15/28 ................... 62 59,257
5.63% , 09/15/29 ................... 22 21,779
4.00% , 10/15/30 ................... 34 30,770
Allwyn Entertainment Financing UK plc, 7.25%,
04/30/30
(c)
...................... EUR 619 701,118
Aramark International Finance SARL, 3.13%,
04/01/25
(c)
...................... 100 108,130
Bertrand Franchise Finance SAS, (3-mo.
EURIBOR at 0.00% Floor + 3.75%), 6.49%,
07/18/30
(a) (c)
..................... 153 165,859
Boyne USA, Inc., 4.75%, 05/15/29
(b)
....... USD 51 48,015
Caesars Entertainment, Inc.
(b)
7.00% , 02/15/30 ................... 184 186,521
6.50% , 02/15/32 ................... 77 76,750
6.00% , 10/15/32 ................... 19 17,743
Carnival Corp.
(b)
6.00% , 05/01/29 ................... 116 115,188
6.13% , 02/15/33 ................... 93 91,645
Churchill Downs, Inc.
(b)
4.75% , 01/15/28 ................... 44 42,746
5.75% , 04/01/30 ................... 88 86,076
6.75% , 05/01/31 ................... 79 79,622
Deuce Finco plc, 5.50%, 06/15/27
(c)
........ GBP 220 278,854
Elior Group SA, 5.63%, 03/15/30
(c)
........ EUR 187 201,192
Fertitta Entertainment LLC
(b)
4.63% , 01/15/29 ................... USD 34 31,314
6.75% , 01/15/30 ................... 32 27,667
Great Canadian Gaming Corp., 8.75%,
11/15/29
(b)
...................... 41 41,193
Haidilao International Holding Ltd., 2.15%,
01/14/26
(c)
...................... 200 194,750
Hilton Domestic Operating Co., Inc.
4.88% , 01/15/30 ................... 31 29,979
3.63% , 02/15/32
(b)
.................. 35 30,677
6.13% , 04/01/32
(b)
.................. 26 26,099
5.88% , 03/15/33
(b)
.................. 76 75,251
International Game Technology plc, 2.38%,
04/15/28
(c)
...................... EUR 698 727,931
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Light & Wonder International, Inc.
(b)
7.25% , 11/15/29 ................... USD 43 $ 43,589
7.50% , 09/01/31 ................... 20 20,487
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(b)
...................... 54 55,028
Lottomatica Group SpA
(c)
5.38% , 06/01/30 ................... EUR 100 111,038
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
5.74% , 06/01/31
(a)
................ 119 129,643
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
USD 69 52,638
Meituan
(c)
0.00% , 04/27/27
(l) (m)
................. 300 298,418
4.63% , 10/02/29 ................... 500 493,180
3.05% , 10/28/30 ................... 200 181,730
Melco Resorts Finance Ltd.
5.25% , 04/26/26
(c)
.................. 333 329,270
5.75% , 07/21/28
(c)
.................. 200 192,500
5.38% , 12/04/29
(b)
.................. 200 183,998
7.63% , 04/17/32
(c)
.................. 200 199,715
7.63% , 04/17/32
(b)
.................. 200 199,715
MGM China Holdings Ltd., 7.13%, 06/26/31
(b)
.. 200 204,250
MGM Resorts International, 6.13%, 09/15/29 .. 54 53,465
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
...................... 51 47,865
Mohegan Tribal Gaming Authority, 8.25%,
04/15/30
(b)
...................... 18 17,690
NCL Corp. Ltd.
(b)
8.13% , 01/15/29 ................... 33 34,710
7.75% , 02/15/29 ................... 40 41,689
6.25% , 03/01/30 ................... 17 16,690
6.75% , 02/01/32 ................... 58 57,292
NCL Finance Ltd., 6.13%, 03/15/28
(b)
....... 24 23,923
Pinnacle Bidco plc
(c)
8.25% , 10/11/28 ................... EUR 100 113,334
10.00% , 10/11/28 .................. GBP 148 202,047
Premier Entertainment Sub LLC, 5.88%,
09/01/31
(b)
...................... USD 55 36,437
Raising Cane's Restaurants LLC, 9.38%,
05/01/29
(b)
...................... 38 40,370
Rivers Enterprise Borrower LLC, 6.63%,
02/01/33
(b)
...................... 18 17,699
Royal Caribbean Cruises Ltd.
(b)
5.63% , 09/30/31 ................... 135 132,559
6.00% , 02/01/33 ................... 100 99,938
Sabre GLBL, Inc.
(b)
8.63% , 06/01/27 ................... 49 48,489
10.75% , 11/15/29 .................. 60 60,437
Sands China Ltd.
(d)
5.40% , 08/08/28 ................... 260 259,675
4.38% , 06/18/30 ................... 200 188,876
Scientific Games Holdings LP, 6.63%, 03/01/30
(b)
39 36,781
Six Flags Entertainment Corp.
(b)
7.25% , 05/15/31 ................... 34 34,131
6.63% , 05/01/32 ................... 10 10,083
Station Casinos LLC
(b)
4.63% , 12/01/31 ................... 49 44,027
6.63% , 03/15/32 ................... 43 42,648
Stonegate Pub Co. Financing plc
(c)
(3-mo. EURIBOR + 6.63%), 9.18% ,
07/31/29
(a)
..................... EUR 100 110,629
10.75% , 07/31/29 .................. GBP 171 228,068
Studio City Co. Ltd., 7.00%, 02/15/27
(c)
...... USD 200 201,160
Sunny Express Enterprises Corp., 2.63%,
04/23/25
(c)
...................... 200 199,734
TUI Cruises GmbH, 5.00%, 05/15/30
(c)
...... EUR 147 159,746

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Income Fund
24
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Vail Resorts, Inc., 6.50%, 05/15/32
(b)
....... USD 41 $ 41,454
Viking Cruises Ltd.
(b)
5.88% , 09/15/27 ................... 327 325,345
7.00% , 02/15/29 ................... 13 13,044
9.13% , 07/15/31 ................... 28 29,908
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
...................... 41 40,309
Wynn Macau Ltd., 5.63%, 08/26/28
(b)
....... 200 192,250
Wynn Resorts Finance LLC
(b)
5.13% , 10/01/29 ................... 47 45,104
7.13% , 02/15/31 ................... 59 61,057
6.25% , 03/15/33 ................... 43 41,879
9,541,867
Household Durables — 0.8%
Ashton Woods USA LLC, 4.63%, 08/01/29
(b)
.. 25 22,626
Beazer Homes USA, Inc.
5.88% , 10/15/27 ................... 7 6,864
7.50% , 03/15/31
(b)
.................. 5 4,844
Brookfield Residential Properties, Inc.
(b)
5.00% , 06/15/29 ................... 32 28,853
4.88% , 02/15/30 ................... 31 27,096
CD&R Smokey Buyer, Inc., 9.50%, 10/15/29
(b)
. 22 20,075
Dream Finders Homes, Inc., 8.25%, 08/15/28
(b)
. 12 12,402
Empire Communities Corp., 9.75%, 05/01/29
(b)
. 7 7,080
K. Hovnanian Enterprises, Inc., 11.75%,
09/30/29
(b)
...................... 101 108,031
LG Electronics, Inc.
(b)
5.63% , 04/24/27 ................... 792 805,432
5.63% , 04/24/29 ................... 242 248,275
LGI Homes, Inc.
(b)
8.75% , 12/15/28 ................... 24 25,012
7.00% , 11/15/32 ................... 28 26,480
Meritage Homes Corp., 1.75%, 05/15/28
(b) (l)
... 47 45,919
New Home Co., Inc. (The), 9.25%, 10/01/29
(b)
. 25 25,644
Newell Brands, Inc., 7.00%, 04/01/46
(d)
...... 8,142 7,133,334
Sekisui House Ltd., 5.10%, 10/23/34
(c)
...... 200 197,920
Somnigroup International, Inc., 3.88%, 10/15/31
(b)
43 37,754
STL Holding Co. LLC, 8.75%, 02/15/29
(b)
.... 14 14,369
TRI Pointe Homes, Inc., 5.25%, 06/01/27 .... 2 1,974
8,799,984
Household Products — 0.0%
Central Garden & Pet Co., 5.13%, 02/01/28 ... 9 8,884
Kronos Acquisition Holdings, Inc., 8.25%,
06/30/31
(b)
...................... 7 6,208
Spectrum Brands, Inc., 3.88%, 03/15/31
(b)
.... 8 6,815
21,907
Independent Power and Renewable Electricity Producers — 0.1%
AES Andes SA
(b)
6.30% , 03/15/29 ................... 275 280,681
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.84%), 8.15% ,
06/10/55
(a)
..................... 495 511,335
AES Corp. (The), (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.20%), 7.60%, 01/15/55
(a)
............ 33 33,300
Calpine Corp.
(b)
5.13% , 03/15/28 ................... 43 42,308
4.63% , 02/01/29 ................... 16 15,358
5.00% , 02/01/31 ................... 14 13,366
Clearway Energy Operating LLC
(b)
4.75% , 03/15/28 ................... 50 48,466
3.75% , 01/15/32 ................... 52 44,554
Lightning Power LLC, 7.25%, 08/15/32
(b)
..... 9 9,266
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
(continued)
San Miguel Global Power Holdings Corp.
(a)(c)(i)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 7.73%), 8.75% .... USD 200 $ 204,600
(1-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 6.40%), 8.13% .... 200 200,500
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 6.93%),
8.00%
(a) (b) (i)
..................... 21 21,550
XPLR Infrastructure LP, 2.50%, 06/15/26
(b) (l)
... 64 61,024
1,486,308
Insurance — 1.1%
Alliant Holdings Intermediate LLC
(b)
4.25% , 10/15/27 ................... 128 123,533
6.75% , 10/15/27 ................... 125 124,503
6.75% , 04/15/28 ................... 145 145,567
5.88% , 11/01/29 ................... 86 83,122
7.38% , 10/01/32 ................... 105 105,461
AmWINS Group, Inc.
(b)
6.38% , 02/15/29 ................... 17 17,129
4.88% , 06/30/29 ................... 45 42,422
Aon North America, Inc., 5.75%, 03/01/54 .... 5,955 5,872,851
APH Somerset Investor 2 LLC, 7.88%, 11/01/29
(b)
22 21,682
Ardonagh Finco Ltd.
6.88% , 02/15/31
(c)
.................. EUR 438 483,082
7.75% , 02/15/31
(b)
.................. USD 200 203,731
AssuredPartners, Inc., 7.50%, 02/15/32
(b)
.... 44 46,967
Dai-ichi Life Insurance Co. Ltd. (The), (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.52%), 6.20%
(a) (c) (i)
.......... 200 200,629
FWD Group Holdings Ltd., 7.64%, 07/02/31
(c)
.. 400 432,400
Howden UK Refinance plc
(b)
7.25% , 02/15/31 ................... 197 198,820
8.13% , 02/15/32 ................... 109 110,143
HUB International Ltd.
(b)
7.25% , 06/15/30 ................... 387 398,612
7.38% , 01/31/32 ................... 463 471,419
Jones Deslauriers Insurance Management, Inc.
(b)
8.50% , 03/15/30 ................... 39 40,970
10.50% , 12/15/30 .................. 47 50,328
Meiji Yasuda Life Insurance Co.
(a)(c)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.03%), 5.80% ,
09/11/54 ...................... 200 197,384
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.91%), 6.10% ,
06/11/55 ...................... 600 597,890
Nanshan Life Pte. Ltd., 5.45%, 09/11/34
(c)
.... 200 195,032
NN Group NV
(a)(c)
(5-Year EURIBOR ICE Swap Rate + 3.45%),
5.75%
(i)
....................... EUR 200 209,706
(3-mo. EURIBOR + 4.00%), 6.00% , 11/03/43 619 740,382
Panther Escrow Issuer LLC, 7.13%, 06/01/31
(b)
. USD 336 342,361
Ryan Specialty LLC
(b)
4.38% , 02/01/30 ................... 25 23,787
5.88% , 08/01/32 ................... 37 36,544
Swiss Re Finance UK plc, (1-Year EUR Swap
Annual + 3.75%), 2.71%, 06/04/52
(a) (c)
..... EUR 700 692,785
Tongyang Life Insurance Co. Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.98%), 5.25%
(a) (c) (i)
.......... USD 200 199,242
Unipol Assicurazioni SpA, 4.90%, 05/23/34
(c)
.. EUR 100 111,001
USI, Inc., 7.50%, 01/15/32
(b)
............ USD 45 45,908

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Income Fund
Schedules of Investments
25
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
ZhongAn Online P&C Insurance Co. Ltd., 3.13%,
07/16/25
(c)
...................... USD 200 $ 198,140
12,763,533
Interactive Media & Services — 0.0%
Snap, Inc., 6.88%, 03/01/33
(b)
........... 69 68,995
Tencent Holdings Ltd.
(c)
1.81% , 01/26/26 ................... 200 195,416
2.39% , 06/03/30 ................... 200 180,040
444,451
IT Services — 0.2%
Almaviva-The Italian Innovation Co. SpA, 5.00%,
10/30/30
(c)
...................... EUR 122 133,244
Atos SE
(c)(d)
9.00% , 12/18/29 ................... 202 234,076
5.00% , 12/18/30 ................... 254 223,732
Chile Newco, 5.00%, 01/31/32
(b) (c) (f)
........ USD 222 221,843
Engineering - Ingegneria Informatica - SpA
(c)
(3-mo. EURIBOR at 0.00% Floor + 5.75%),
8.11% , 02/15/30
(a)
................ EUR 100 108,607
8.63% , 02/15/30 ................... 100 111,374
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(b)
USD 96 96,777
ION Trading Technologies SARL, 5.75%,
05/15/28
(b)
...................... 200 186,094
OVH Groupe SAS, 4.75%, 02/05/31
(c)
...... EUR 100 107,184
Twilio, Inc., 3.88%, 03/15/31 ............ USD 44 39,636
United Group BV, 6.50%, 10/31/31
(c)
....... EUR 350 380,748
Wipro IT Services LLC, 1.50%, 06/23/26
(c)
.... USD 200 192,348
WOM Mobile SA, 12.50%, 01/31/31
(b) (c) (f)
..... 52 52,035
2,087,698
Life Sciences Tools & Services — 0.0%
Fortrea Holdings, Inc., 7.50%, 07/01/30
(b)
.... 19 17,277
Machinery — 0.1%
Amsted Industries, Inc., 6.38%, 03/15/33
(b)
... 13 12,931
Chart Industries, Inc.
(b)
7.50% , 01/01/30 ................... 90 93,343
9.50% , 01/01/31 ................... 30 32,026
Dynamo Newco II GmbH, 6.25%, 10/15/31
(c)
.. EUR 100 109,482
Esab Corp., 6.25%, 04/15/29
(b)
........... USD 30 30,438
GrafTech Global Enterprises, Inc., 9.88%,
12/23/29
(b)
...................... 41 32,185
Husky Injection Molding Systems Ltd., 9.00%,
02/15/29
(b)
...................... 124 124,230
IMA Industria Macchine Automatiche SpA, (3-mo.
EURIBOR at 0.00% Floor + 3.75%), 6.54%,
04/15/29
(a) (c)
..................... EUR 313 338,325
Manitowoc Co., Inc. (The), 9.25%, 10/01/31
(b)
.. USD 16 16,447
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
59 54,813
Nova Alexandre III SAS, (3-mo. EURIBOR at
0.00% Floor + 5.25%), 8.03%, 07/15/29
(a) (c)
.. EUR 120 131,878
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(b)
...................... USD 44 41,306
Terex Corp.
(b)
5.00% , 05/15/29 ................... 8 7,635
6.25% , 10/15/32 ................... 20 19,395
TK Elevator Holdco GmbH, 6.63%, 07/15/28
(c)
. EUR 90 97,464
TK Elevator Midco GmbH, 4.38%, 07/15/27
(c)
.. 200 214,908
Wabash National Corp., 4.50%, 10/15/28
(b)
... USD 46 41,330
1,398,136
Media — 1.0%
Cable One, Inc.
0.00% , 03/15/26
(l) (m)
................. 49 46,427
1.13% , 03/15/28
(l)
.................. 30 23,813
4.00% , 11/15/30
(b)
.................. 29 22,995
Security
Par (000)
Par (000) Value
Media (continued)
Charter Communications Operating LLC
5.13% , 07/01/49 ................... USD 1,000 $ 793,695
3.70% , 04/01/51 ................... 2,410 1,519,799
4.40% , 12/01/61 ................... 5,750 3,818,135
Clear Channel Outdoor Holdings, Inc.
(b)
5.13% , 08/15/27 ................... 99 95,681
7.75% , 04/15/28 ................... 101 86,814
9.00% , 09/15/28 ................... 64 65,732
7.50% , 06/01/29 ................... 23 18,995
7.88% , 04/01/30 ................... 118 115,692
CMG Media Corp., 8.88%, 06/18/29
(b)
...... 31 26,738
Comcast Corp.
3.75% , 04/01/40 ................... 910 746,451
4.05% , 11/01/52 ................... 260 197,542
2.94% , 11/01/56 ................... 448 263,222
CSC Holdings LLC, 11.75%, 01/31/29
(b)
..... 200 193,969
DirecTV Financing LLC
(b)
5.88% , 08/15/27 ................... 78 75,586
10.00% , 02/15/31 .................. 77 73,935
DISH DBS Corp.
(b)
5.25% , 12/01/26 ................... 96 88,123
5.75% , 12/01/28 ................... 108 91,081
DISH Network Corp., 11.75%, 11/15/27
(b)
.... 189 199,031
EchoStar Corp.
10.75% , 11/30/29 .................. 198 207,672
6.75% , 11/30/30 ................... 235 207,902
GCI LLC, 4.75%, 10/15/28
(b)
............ 21 19,359
Gray Media, Inc.
(b)
7.00% , 05/15/27 ................... 19 18,621
10.50% , 07/15/29 .................. 85 88,557
Lamar Media Corp., 4.00%, 02/15/30 ....... 4 3,705
Midcontinent Communications, 8.00%,
08/15/32
(b)
...................... 60 60,667
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
... 100 86,765
Outfront Media Capital LLC
(b)
5.00% , 08/15/27 ................... 13 12,777
4.25% , 01/15/29 ................... 95 88,100
4.63% , 03/15/30 ................... 49 44,798
7.38% , 02/15/31 ................... 34 35,412
Radiate Holdco LLC, 4.50%, 09/15/26
(b)
..... 33 28,235
SES SA, (5-Year EURIBOR ICE Swap Rate +
3.59%), 6.00%, 09/12/54
(a) (c)
........... EUR 100 99,480
Sinclair Television Group, Inc., 8.13%, 02/15/33
(b)
USD 72 71,048
Sirius XM Radio LLC
(b)
3.13% , 09/01/26 ................... 34 32,940
5.00% , 08/01/27 ................... 73 71,324
4.00% , 07/15/28 ................... 26 24,258
Stagwell Global LLC, 5.63%, 08/15/29
(b)
..... 46 43,806
Summer BC Holdco B SARL
(c)
5.88% , 02/15/30 ................... EUR 100 106,358
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.79% , 02/15/30
(a)
................ 100 108,257
Sunrise FinCo. I BV, 4.88%, 07/15/31
(b)
..... USD 200 181,873
Tele Columbus AG, 10.00%, (10.00% Cash or
10.00% PIK), 01/01/29
(a) (c) (j)
........... EUR 344 303,215
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
................. USD 400 388,000
Univision Communications, Inc.
(b)
6.63% , 06/01/27 ................... 73 72,396
8.00% , 08/15/28 ................... 79 79,247
7.38% , 06/30/30 ................... 45 42,992
8.50% , 07/31/31 ................... 45 43,971
Virgin Media O2 Vendor Financing Notes V DAC,
7.88%, 03/15/32
(c)
................. GBP 418 525,711
11,660,902

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Income Fund
26
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining — 0.7%
ABJA Investment Co. Pte. Ltd., 5.45%,
01/24/28
(c)
...................... USD 200 $ 201,186
AngloGold Ashanti Holdings plc, 3.38%, 11/01/28 472 443,828
Arsenal AIC Parent LLC
(b)
8.00% , 10/01/30 ................... 22 22,432
11.50% , 10/01/31 .................. 166 180,513
ATI, Inc.
5.88% , 12/01/27 ................... 23 22,839
7.25% , 08/15/30 ................... 19 19,584
5.13% , 10/01/31 ................... 81 75,852
Carpenter Technology Corp., 7.63%, 03/15/30 . 31 31,931
Chinalco Capital Holdings Ltd., 2.13%, 06/03/26
(c)
300 291,153
Cleveland-Cliffs, Inc.
(b)
6.88% , 11/01/29 ................... 22 21,528
7.50% , 09/15/31 ................... 9 8,787
7.38% , 05/01/33 ................... 17 16,312
Constellium SE, 5.38%, 08/15/32
(c)
........ EUR 164 174,348
Eregli Demir ve Celik Fabrikalari TAS, 8.38%,
07/23/29
(b)
...................... USD 332 335,216
ERO Copper Corp., 6.50%, 02/15/30
(b)
...... 56 54,396
Freeport Indonesia PT, 4.76%, 04/14/27
(b)
.... 341 338,784
Freeport-McMoRan, Inc., 5.45%, 03/15/43 ... 260 243,789
Kaiser Aluminum Corp.
(b)
4.63% , 03/01/28 ................... 32 30,395
4.50% , 06/01/31 ................... 136 120,364
Minmetals Bounteous Finance BVI Ltd., 4.20%,
07/27/26
(c)
...................... 200 198,886
Navoi Mining & Metallurgical Combinat
(b)
6.70% , 10/17/28 ................... 237 238,303
6.95% , 10/17/31 ................... 300 297,987
New Gold, Inc., 6.88%, 04/01/32
(b)
........ 32 32,319
Novelis Corp.
(b)
3.25% , 11/15/26 ................... 94 90,874
4.75% , 01/30/30 ................... 55 51,029
3.88% , 08/15/31 ................... 10 8,694
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29
(c)
. EUR 100 102,798
Novelis, Inc., 6.88%, 01/30/30
(b)
.......... USD 49 49,693
POSCO
(b)
5.75% , 01/17/28 ................... 365 373,745
5.88% , 01/17/33 ................... 200 208,200
Samarco Mineracao SA
(j)
9.00% , ( 9.00 % Cash or 9.00 % PIK),
06/30/31
(c)
..................... 396 384,271
9.00% , ( 9.00 % Cash or 9.00 % PIK),
06/30/31
(b)
..................... 179 173,479
Vale Overseas Ltd., 6.40%, 06/28/54 ....... 330 325,215
Vedanta Resources Finance II plc
10.88% , 09/17/29
(b)
................. 1,026 1,056,780
10.88% , 09/17/29
(c)
................. 300 309,000
9.48% , 07/24/30
(b)
.................. 200 198,234
11.25% , 12/03/31
(b)
................. 200 211,500
11.25% , 12/03/31
(c)
................. 200 211,500
9.85% , 04/24/33
(b)
.................. 224 223,933
Volcan Cia Minera SAA, 8.75%, 01/24/30
(b)
... 597 586,899
7,966,576
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(b)
Blackstone Mortgage Trust, Inc.
3.75% , 01/15/27 ................... 21 19,967
7.75% , 12/01/29 ................... 11 11,322
Ladder Capital Finance Holdings LLLP, 7.00%,
07/15/31 ....................... 25 25,660
Starwood Property Trust, Inc.
7.25% , 04/01/29 ................... 19 19,478
6.00% , 04/15/30 ................... 10 9,771
6.50% , 07/01/30 ................... 17 17,009
Security
Par (000)
Par (000) Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
6.50% , 10/15/30 ................... USD 25 $ 24,768
127,975
Multi-Utilities — 0.4%
(a)
A2A SpA, (5-Year EURIBOR ICE Swap Rate +
2.26%), 5.00%
(c) (i)
................. EUR 175 192,039
CenterPoint Energy, Inc., Series B, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.95%), 6.85%, 02/15/55 ...... USD 16 16,029
Centrica plc, (5-Year U.K. Government Bonds
Note Generic Bid Yield + 2.51%), 6.50%,
05/21/55
(c)
...................... GBP 100 130,073
Dominion Energy, Inc.
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.51%),
7.00% , 06/01/54 ................. USD 3,805 3,999,264
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.21%), 6.63% ,
05/15/55 ...................... 10 9,930
4,347,335
Office REITs — 0.0%
alstria office REIT-AG, 5.50%, 03/20/31
(c)
.... EUR 100 105,167
Oil, Gas & Consumable Fuels — 2.8%
Aethon United BR LP, 7.50%, 10/01/29
(b)
..... USD 44 44,754
Antero Midstream Partners LP
(b)
5.38% , 06/15/29 ................... 55 53,761
6.63% , 02/01/32 ................... 6 6,100
Ascent Resources Utica Holdings LLC
(b)
9.00% , 11/01/27 ................... 19 23,275
5.88% , 06/30/29 ................... 13 12,686
Azule Energy Finance plc, 8.13%, 01/23/30
(b)
.. 303 302,515
Blue Racer Midstream LLC
(b)
7.00% , 07/15/29 ................... 25 25,550
7.25% , 07/15/32 ................... 20 20,690
Buckeye Partners LP
6.88% , 07/01/29
(b)
.................. 11 11,182
6.75% , 02/01/30
(b)
.................. 9 9,116
5.85% , 11/15/43 ................... 34 30,060
Cheniere Corpus Christi Holdings LLC, 5.13%,
06/30/27 ....................... 500 504,110
Chord Energy Corp., 6.75%, 03/15/33
(b)
..... 17 16,911
CITGO Petroleum Corp., 8.38%, 01/15/29
(b)
... 71 72,254
Civitas Resources, Inc.
(b)
8.63% , 11/01/30 ................... 72 74,280
8.75% , 07/01/31 ................... 25 25,674
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
63 58,651
CNX Resources Corp., 7.25%, 03/01/32
(b)
.... 12 12,202
Comstock Resources, Inc.
(b)
6.75% , 03/01/29 ................... 53 51,736
5.88% , 01/15/30 ................... 64 60,442
Crescent Energy Finance LLC
(b)
7.63% , 04/01/32 ................... 57 56,377
7.38% , 01/15/33 ................... 68 65,567
Diamondback Energy, Inc., 6.25%, 03/15/33 .. 4,540 4,801,030
DT Midstream, Inc., 4.13%, 06/15/29
(b)
...... 47 44,233
Enbridge, Inc.
6.70% , 11/15/53 ................... 4,750 5,131,389
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.97%), 7.20% ,
06/27/54
(a)
..................... 25 25,227
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.12%), 7.38% ,
03/15/55
(a)
..................... 25 25,666
Encino Acquisition Partners Holdings LLC,
8.75%, 05/01/31
(b)
................. 20 21,252

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Income Fund
Schedules of Investments
27
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP
5.75% , 02/15/33 ................... USD 1,925 $ 1,969,791
5.15% , 02/01/43 ................... 150 133,337
5.30% , 04/15/47 ................... 721 637,575
5.00% , 05/15/50 ................... 1,060 892,553
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.02%), 8.00% ,
05/15/54
(a)
..................... 58 61,036
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.83%), 7.13% ,
10/01/54
(a)
..................... 36 36,556
Eni SpA, Series NC9, (5-Year EUR Swap Annual
+ 2.77%), 2.75%
(a) (c) (i)
............... EUR 749 745,094
Enterprise Products Operating LLC
4.80% , 02/01/49 ................... USD 320 280,512
3.95% , 01/31/60 ................... 320 233,784
EQT Corp.
(b)
6.38% , 04/01/29 ................... 40 40,925
7.50% , 06/01/30 ................... 31 33,463
4.75% , 01/15/31 ................... 30 28,854
Genesis Energy LP
7.75% , 02/01/28 ................... 30 30,298
8.25% , 01/15/29 ................... 20 20,649
8.88% , 04/15/30 ................... 2 2,077
7.88% , 05/15/32 ................... 82 82,583
8.00% , 05/15/33 ................... 17 17,132
Gran Tierra Energy, Inc., 9.50%, 10/15/29
(b)
... 419 370,815
Greenko Dutch BV, 3.85%, 03/29/26
(c)
...... 179 173,406
Greensaif Pipelines Bidco SARL
(b)
5.85% , 02/23/36 ................... 392 396,790
6.10% , 08/23/42 ................... 624 625,367
Gulfport Energy Operating Corp., 6.75%,
09/01/29
(b)
...................... 22 22,293
Harvest Midstream I LP, 7.50%, 05/15/32
(b)
... 13 13,360
Hess Midstream Operations LP, 6.50%,
06/01/29
(b)
...................... 29 29,577
Hilcorp Energy I LP
(b)
6.25% , 11/01/28 ................... 27 26,974
5.75% , 02/01/29 ................... 87 84,056
6.00% , 04/15/30 ................... 4 3,804
8.38% , 11/01/33 ................... 8 8,198
6.88% , 05/15/34 ................... 52 48,905
7.25% , 02/15/35 ................... 14 13,370
Howard Midstream Energy Partners LLC
(b)
8.88% , 07/15/28 ................... 24 25,025
7.38% , 07/15/32 ................... 25 25,613
India Green Power Holdings, 4.00%, 02/22/27
(c)
165 156,388
ITT Holdings LLC, 6.50%, 08/01/29
(b)
....... 86 79,338
Kimmeridge Texas Gas LLC, 8.50%, 02/15/30
(b)
55 54,968
Kinetik Holdings LP
(b)
6.63% , 12/15/28 ................... 25 25,397
5.88% , 06/15/30 ................... 5 4,948
Kosmos Energy Ltd., 7.50%, 03/01/28
(c)
..... 343 320,705
Magnolia Oil & Gas Operating LLC, 6.88%,
12/01/32
(b)
...................... 16 15,970
Matador Resources Co.
(b)
6.88% , 04/15/28 ................... 38 38,480
6.50% , 04/15/32 ................... 34 33,695
MC Brazil Downstream Trading SARL, 7.25%,
06/30/31
(c)
...................... 336 274,709
Medco Maple Tree Pte. Ltd., 8.96%, 04/27/29
(b)
250 257,125
Moss Creek Resources Holdings, Inc., 8.25%,
09/01/31
(b)
...................... 9 8,776
MPLX LP
4.95% , 03/14/52 ................... 5,499 4,621,092
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.65% , 03/01/53 ................... USD 930 $ 859,918
Murphy Oil Corp., 5.88%, 12/01/42
(d)
....... 16 13,744
NAK Naftogaz Ukraine
(j)
7.13% , ( 7.13 % Cash or 7.13 % PIK),
07/19/26
(c)
..................... EUR 652 613,170
7.63% , ( 7.63 % Cash or 7.63 % PIK),
11/08/28
(b)
..................... USD 235 186,570
NFE Financing LLC, 12.00%, 11/15/29
(b)
..... 62 52,264
NGL Energy Operating LLC
(b)
8.13% , 02/15/29 ................... 47 47,328
8.38% , 02/15/32 ................... 108 108,232
Northern Oil & Gas, Inc.
(b)
8.13% , 03/01/28 ................... 71 71,183
8.75% , 06/15/31 ................... 53 54,058
Northriver Midstream Finance LP, 6.75%,
07/15/32
(b)
...................... 19 19,177
Opal Bidco SAS, 5.50%, 03/31/32
(c)
........ EUR 160 173,008
ORLEN SA, 6.00%, 01/30/35
(b)
........... USD 327 334,358
Parkland Corp., 6.63%, 08/15/32
(b)
........ 27 26,985
PBF Holding Co. LLC, 7.88%, 09/15/30
(b)
.... 17 14,888
Permian Resources Operating LLC
(b)
8.00% , 04/15/27 ................... 48 48,907
5.88% , 07/01/29 ................... 35 34,542
7.00% , 01/15/32 ................... 44 44,994
6.25% , 02/01/33 ................... 53 52,791
Petroleos Mexicanos, 7.50%, 03/20/26
(b)
..... 690 686,550
Pluspetrol Camisea SA, 6.24%, 07/03/36
(b)
... 350 358,400
Prairie Acquiror LP, 9.00%, 08/01/29
(b)
...... 23 23,411
Raizen Fuels Finance SA
(b)
6.45% , 03/05/34 ................... 465 469,882
6.95% , 03/05/54 ................... 200 195,026
Reliance Industries Ltd., 2.88%, 01/12/32
(c)
... 250 217,500
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(b)
...................... 31 29,685
SierraCol Energy Andina LLC, 6.00%, 06/15/28
(c)
200 186,122
Sitio Royalties Operating Partnership LP, 7.88%,
11/01/28
(b)
...................... 44 45,290
SM Energy Co.
6.50% , 07/15/28 ................... 7 6,952
7.00% , 08/01/32
(b)
.................. 15 14,721
Sunoco LP, 6.25%, 07/01/33
(b)
........... 29 29,030
Tallgrass Energy Partners LP
(b)
5.50% , 01/15/28 ................... 66 64,237
7.38% , 02/15/29 ................... 27 27,134
6.00% , 12/31/30 ................... 2 1,898
6.00% , 09/01/31 ................... 20 18,907
Talos Production, Inc., 9.38%, 02/01/31
(b)
.... 42 42,733
TGNR Intermediate Holdings LLC, 5.50%,
10/15/29
(b)
...................... 49 46,006
TransMontaigne Partners LLC, 8.50%, 06/15/30
(b)
6 6,044
Trident Energy Finance plc, 12.50%, 11/30/29
(c)
313 321,611
Var Energi ASA, (5-Year EURIBOR ICE Swap
Rate + 4.77%), 7.86%, 11/15/83
(a) (c)
...... EUR 614 723,817
Venture Global Calcasieu Pass LLC, 3.88%,
08/15/29
(b)
...................... USD 49 45,360
Venture Global LNG, Inc.
(b)
9.50% , 02/01/29 ................... 97 104,014
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.44%), 9.00%
(a) (i)
... 394 373,902
8.38% , 06/01/31 ................... 219 222,128
9.88% , 02/01/32 ................... 133 141,257
Vermilion Energy, Inc., 6.88%, 05/01/30
(b)
.... 29 28,399
Vista Energy Argentina SAU, 7.63%, 12/10/35
(b)
315 306,495
Vital Energy, Inc.
9.75% , 10/15/30 ................... 14 14,239

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Income Fund
28
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
7.88% , 04/15/32
(b)
.................. USD 89 $ 82,852
Wildfire Intermediate Holdings LLC, 7.50%,
10/15/29
(b)
...................... 25 24,304
Wintershall Dea Finance BV, 1.82%, 09/25/31
(c)
EUR 800 748,773
32,954,849
Paper & Forest Products — 0.1%
Fedrigoni SpA
(c)
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
6.36% , 01/15/30
(a)
................ 100 107,742
6.13% , 06/15/31 ................... 222 234,188
LD Celulose International GmbH, 7.95%,
01/26/32
(b)
...................... USD 330 339,735
Magnera Corp., 7.25%, 11/15/31
(b)
........ 14 13,617
Sappi Papier Holding GmbH, 4.50%, 03/15/32
(c)
EUR 161 172,348
867,630
Passenger Airlines — 0.1%
ABRA Global Finance, 14.00%, (14.00% Cash or
14.00% PIK), 10/22/29
(b) (j)
............ USD 354 330,452
American Airlines, Inc., 8.50%, 05/15/29
(b)
.... 51 51,775
Azul Secured Finance LLP, 11.93%, 08/28/28 .. 319 278,124
Deutsche Lufthansa AG, (5-Year EURIBOR ICE
Swap Rate + 2.86%), 5.25%, 01/15/55
(a) (c)
.. EUR 200 215,449
JetBlue Airways Corp., 9.88%, 09/20/31
(b)
.... USD 27 26,651
OneSky Flight LLC, 8.88%, 12/15/29
(b)
...... 28 28,299
United Airlines, Inc., 4.63%, 04/15/29
(b)
...... 34 32,174
962,924
Personal Care Products — 0.0%
Ontex Group NV, 5.25%, 04/15/30
(c)
....... EUR 100 108,997
Perrigo Finance Unlimited Co., 6.13%, 09/30/32 USD 37 36,403
Prestige Brands, Inc., 3.75%, 04/01/31
(b)
..... 26 23,319
168,719
Pharmaceuticals — 0.4%
1261229 BC Ltd., 10.00%, 04/15/32
(b)
...... 240 238,527
1375209 BC Ltd., 9.00%, 01/30/28
(b)
....... 32 31,975
Bausch Health Cos., Inc.
(b)
5.50% , 11/01/25 ................... 35 34,965
6.13% , 02/01/27 ................... 111 112,554
5.75% , 08/15/27 ................... 22 21,962
11.00% , 09/30/28 .................. 174 165,735
Bayer AG, (5-Year EUR Swap Annual + 4.46%),
5.38%, 03/25/82
(a) (c)
................ EUR 700 744,610
Bayer US Finance LLC, 6.88%, 11/21/53
(b)
... USD 745 770,353
Endo Finance Holdings, Inc., 8.50%, 04/15/31
(b)
50 52,126
Gruenenthal GmbH, 4.63%, 11/15/31
(c)
...... EUR 189 197,482
Nidda Healthcare Holding GmbH
(c)
7.00% , 02/21/30 ................... 302 340,546
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
6.31% , 10/23/30
(a)
................ 134 145,702
Rossini SARL
(c)
(3-mo. EURIBOR at 0.00% Floor + 3.88%),
6.23% , 12/31/29
(a)
................ 242 262,983
6.75% , 12/31/29 ................... 170 191,886
Teva Pharmaceutical Finance Netherlands II BV,
7.88%, 09/15/31 .................. 461 586,009
Teva Pharmaceutical Finance Netherlands III BV,
3.15%, 10/01/26 .................. USD 186 179,788
4,077,203
Professional Services — 0.0%
(b)
Amentum Holdings, Inc., 7.25%, 08/01/32 .... 28 27,543
CoreLogic, Inc., 4.50%, 05/01/28 ......... 147 136,823
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 74 74,122
KBR, Inc., 4.75%, 09/30/28 ............. 49 46,585
Security
Par (000)
Par (000) Value
Professional Services (continued)
Science Applications International Corp., 4.88%,
04/01/28 ....................... USD 38 $ 36,402
321,475
Real Estate Management & Development — 0.5%
ADLER Financing SARL
8.25% , 12/31/28 ................... EUR 325 354,605
10.00% , 12/31/29 .................. 77 84,761
ADLER Real Estate GmbH, 3.00%, 04/27/26
(c)
. 200 211,394
Aldar Properties PJSC, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.04%), 6.62%, 04/15/55
(a) (c)
........... USD 225 228,094
Alpha Star Holding IX Ltd., 7.00%, 08/26/28
(c)
.. 430 436,450
Anywhere Real Estate Group LLC
Series AI , 7.00% , 04/15/30 ............ 28 25,254
7.00% , 04/15/30
(b)
.................. 28 24,662
Aroundtown SA, 1.63%, 01/31/28
(c)
........ EUR 800 819,695
Citycon Treasury BV, 2.38%, 01/15/27
(c)
..... 733 769,268
Cushman & Wakefield US Borrower LLC, 8.88%,
09/01/31
(b)
...................... USD 63 66,900
Fantasia Holdings Group Co. Ltd.
(c)(e)(k)
7.95% , 07/05/24 ................... 750 18,750
12.25% , 10/18/24 .................. 755 18,875
15.00% , 12/18/24 .................. 200 5,000
10.88% , 01/09/25 .................. 330 8,250
11.75% , 04/17/25 .................. 5,280 132,000
Fastighets AB Balder, 1.25%, 01/28/28
(c)
..... EUR 790 806,164
Five Point Operating Co. LP, 10.50%,
01/15/28
(b) (d)
..................... USD 840 855,182
Howard Hughes Corp. (The), 4.38%, 02/01/31
(b)
35 31,155
Longfor Group Holdings Ltd., 3.38%, 04/13/27
(c)
200 174,268
MAF Global Securities Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.54%), 6.38%
(a) (c) (i)
................ 280 280,322
Modernland Overseas Pte. Ltd., 5.00%, 04/30/27 1,040 334,493
NWD Finance BVI Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
5.86%), 4.13%
(a) (c) (i)
................ 200 83,830
Sinochem Offshore Capital Co. Ltd., 2.38%,
09/23/31
(c)
...................... 250 215,450
TAG Immobilien AG, 0.63%, 03/11/31
(c) (l)
..... EUR 100 107,269
Vivion Investments SARL, 8.25%, (8.25% Cash
or 7.90% PIK), 08/31/28
(c) (j)
........... 251 266,059
6,358,150
Retail REITs — 0.0%
Brookfield Property REIT, Inc., 4.50%, 04/01/27
(b)
USD 60 57,490
Semiconductors & Semiconductor Equipment — 0.7%
Broadcom, Inc.
(b)
1.95% , 02/15/28 ................... 2,662 2,476,161
3.75% , 02/15/51 ................... 5,000 3,739,430
Entegris, Inc., 4.75%, 04/15/29
(b)
......... 22 21,209
MKS Instruments, Inc., 1.25%, 06/01/30
(b) (l)
... 51 45,874
NXP BV, 4.40%, 06/01/27 .............. 1,405 1,398,902
ON Semiconductor Corp., 0.50%, 03/01/29
(l)
.. 29 24,978
7,706,554
Software — 0.9%
AthenaHealth Group, Inc., 6.50%, 02/15/30
(b)
.. 412 386,461
Camelot Finance SA, 4.50%, 11/01/26
(b)
..... 62 60,771
Capstone Borrower, Inc., 8.00%, 06/15/30
(b)
... 100 102,671
Cedacri SpA, (3-mo. EURIBOR at 4.63% Floor +
4.63%), 7.18%, 05/15/28
(a) (c)
........... EUR 149 161,315
Central Parent LLC, 8.00%, 06/15/29
(b)
...... USD 93 81,596
Central Parent, Inc., 7.25%, 06/15/29
(b)
...... 3 2,596
Clarivate Science Holdings Corp.
(b)
3.88% , 07/01/28 ................... 119 110,389

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Income Fund
Schedules of Investments
29
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
4.88% , 07/01/29 ................... USD 83 $ 74,035
Cloud Software Group, Inc.
(b)
6.50% , 03/31/29 ................... 486 472,424
9.00% , 09/30/29 ................... 311 310,188
8.25% , 06/30/32 ................... 470 477,863
Elastic NV, 4.13%, 07/15/29
(b)
........... 51 47,558
Ellucian Holdings, Inc., 6.50%, 12/01/29
(b)
.... 51 50,155
Fair Isaac Corp., 4.00%, 06/15/28
(b)
........ 45 42,788
Helios Software Holdings, Inc.
7.88% , 05/01/29
(c)
.................. EUR 422 463,099
McAfee Corp., 7.38%, 02/15/30
(b)
......... USD 71 62,840
Oracle Corp.
3.95% , 03/25/51 ................... 8,055 5,916,115
5.55% , 02/06/53 ................... 1,335 1,247,769
PTC, Inc., 4.00%, 02/15/28
(b)
............ 7 6,732
SS&C Technologies, Inc., 6.50%, 06/01/32
(b)
.. 78 78,843
TeamSystem SpA, (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 6.29%, 07/31/31
(a) (c)
...... EUR 157 169,976
UKG, Inc., 6.88%, 02/01/31
(b)
............ USD 379 384,472
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
55 50,455
10,761,111
Specialized REITs — 0.6%
Equinix, Inc., 1.80%, 07/15/27 ........... 7,864 7,395,415
Iron Mountain, Inc.
(b)
7.00% , 02/15/29 ................... 62 63,409
5.25% , 07/15/30 ................... 3 2,877
6.25% , 01/15/33 ................... 48 47,537
SBA Communications Corp., 3.13%, 02/01/29 . 68 62,061
7,571,299
Specialty Retail — 0.4%
Afflelou SAS, 6.00%, 07/25/29
(c)
.......... EUR 212 236,628
Asbury Automotive Group, Inc.
4.50% , 03/01/28 ................... USD 5 4,814
5.00% , 02/15/32
(b)
.................. 11 9,976
Bubbles Bidco SpA
(c)
6.50% , 09/30/31 ................... EUR 170 183,827
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.60% , 09/30/31
(a)
................ 166 179,438
Carvana Co.
(b)(j)
11.00% , ( 11.00 % Cash or 13.00 % PIK),
06/01/30 ...................... USD 87 90,403
14.00% , ( 14.00 % Cash or 14.00 % PIK),
06/01/31 ...................... 160 174,893
CD&R Firefly Bidco plc, 8.63%, 04/30/29
(c)
... GBP 344 453,249
Cougar JV Subsidiary LLC, 8.00%, 05/15/32
(b)
. USD 22 22,676
Duomo Bidco SpA, (3-mo. EURIBOR at 0.00%
Floor + 4.13%), 6.91%, 07/15/31
(a) (c)
...... EUR 219 238,178
Goldstory SAS, 6.75%, 02/01/30
(c)
........ 146 162,606
Group 1 Automotive, Inc., 6.38%, 01/15/30
(b)
.. USD 14 14,030
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
.... 34 31,808
LCM Investments Holdings II LLC
(b)
4.88% , 05/01/29 ................... 73 68,503
8.25% , 08/01/31 ................... 34 35,288
Lowe's Cos., Inc., 3.00%, 10/15/50 ........ 4,146 2,592,358
Staples, Inc., 10.75%, 09/01/29
(b)
......... 25 22,586
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
.... 216 207,307
4,728,568
Technology Hardware, Storage & Peripherals — 0.0%
(b)
Diebold Nixdorf, Inc., 7.75%, 03/31/30 ...... 16 16,585
Seagate HDD Cayman, 8.50%, 07/15/31 .... 109 115,765
Xerox Corp., 10.25%, 10/15/30 .......... 12 11,880
144,230
Security
Par (000)
Par (000) Value
Textiles, Apparel & Luxury Goods — 0.1%
Crocs, Inc., 4.25%, 03/15/29
(b)
........... USD 48 $ 44,619
European TopSoho SARL, Series SMCP, 4.00%,
10/14/24
(c) (e) (k) (l)
................... EUR 1,100 535,244
Hanesbrands, Inc., 9.00%, 02/15/31
(b)
...... USD 2 2,107
Kontoor Brands, Inc., 4.13%, 11/15/29
(b)
..... 41 37,673
Levi Strauss & Co., 3.50%, 03/01/31
(b)
...... 29 25,516
PrestigeBidCo GmbH
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
6.54% , 07/01/29
(a) (c)
............... EUR 200 216,924
862,083
Tobacco — 1.0%
Altria Group, Inc., 4.40%, 02/14/26 ........ USD 63 62,926
BAT Capital Corp., 2.26%, 03/25/28 ....... 12,726 11,892,301
11,955,227
Trading Companies & Distributors — 0.1%
(b)
Beacon Roofing Supply, Inc., 6.50%, 08/01/30 . 28 29,455
Fortress Transportation & Infrastructure Investors
LLC
5.50% , 05/01/28 ................... 51 49,986
7.88% , 12/01/30 ................... 48 50,129
7.00% , 05/01/31 ................... 233 236,733
7.00% , 06/15/32 ................... 62 62,872
5.88% , 04/15/33 ................... 51 48,723
H&E Equipment Services, Inc., 3.88%, 12/15/28 28 27,910
Herc Holdings, Inc., 6.63%, 06/15/29 ....... 27 27,087
Imola Merger Corp., 4.75%, 05/15/29 ....... 45 42,734
United Rentals North America, Inc., 6.13%,
03/15/34 ....................... 20 20,012
WESCO Distribution, Inc.
6.63% , 03/15/32 ................... 22 22,317
6.38% , 03/15/33 ................... 28 28,142
646,100
Transportation Infrastructure — 0.1%
(c)
DP World Crescent Ltd., 3.75%, 01/30/30 .... 635 603,647
HPHT Finance 21 II Ltd., 1.50%, 09/17/26 .... 300 285,129
Royal Capital BV, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
7.40%), 5.00%
(a) (i)
................. 200 198,750
Shanghai Port Group BVI Development Co. Ltd.,
1.50%, 07/13/25 .................. 200 198,136
1,285,662
Wireless Telecommunication Services — 0.8%
Bharti Airtel Ltd., 4.38%, 06/10/25
(c)
........ 200 199,760
Eutelsat SA
(c)
1.50% , 10/13/28 ................... EUR 300 253,583
9.75% , 04/13/29 ................... 113 119,896
Globe Telecom, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
5.53%), 4.20%
(a) (c) (i)
................ USD 200 195,954
Liberty Costa Rica Senior Secured Finance,
10.88%, 01/15/31
(b)
................ 271 289,672
SoftBank Group Corp.
(c)
5.38% , 01/08/29 ................... EUR 558 615,232
5.75% , 07/08/32 ................... 483 532,713
T-Mobile USA, Inc.
2.05% , 02/15/28 ................... USD 1,922 1,795,115
5.05% , 07/15/33 ................... 3,500 3,476,444
VF Ukraine PAT
(d)
9.62% , 02/11/27
(b)
.................. 251 245,670
9.62% , 02/11/27
(c)
.................. 171 167,203
Vmed O2 UK Financing I plc
4.00% , 01/31/29
(c)
.................. GBP 239 277,964
7.75% , 04/15/32
(b)
.................. USD 494 495,190

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Income Fund
30
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
Vodafone Group plc, (5-Year EUR Swap Annual
+ 3.43%), 4.20%, 10/03/78
(a) (c)
......... EUR 341 $ 373,332
WOM Mobile SA, 12.50%, (12.50% Cash or
12.50% PIK), 04/01/31
(a) (b) (j)
........... USD 74 74,076
Zegona Finance plc, 6.75%, 07/15/29
(c)
..... EUR 333 379,877
9,491,681
Total Corporate Bonds — 38 .0%
(Cost: $ 456,986,460 ) .............................. 443,659,047
Fixed Rate Loan Interests
Health Care Technology — 0.0%
Cotiviti, Inc., 1st Lien Term Loan ,
7.63%
,
05/01/31 ................... USD 280 275,450
Media — 0.0%
Getty Images, Inc., 1st Lien Term Loan B1 ,
11.25%
,
02/21/30
(f)
.................. 107 106,197
Software — 0.1%
Clover Holdings 2 LLC, 1st Lien Term Loan ,
7.75%
,
12/09/31
(f)
.................. 482 478,988
Total Fixed Rate Loan Interests — 0 .1%
(Cost: $ 869,000 ) ................................. 860,635
Floating Rate Loan Interests
Aerospace & Defense — 0.4%
(a)
Bleriot US Bidco, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.05%
,
10/31/30 ................... 334 331,310
Cobham Ultra SeniorCo SARL, Facility 1st Lien
Term Loan B , (6-mo. CME Term SOFR at
0.50% Floor + 3.75%), 8.43%
,
08/03/29 ... 306 304,698
Cubic Corp., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 4.25%),
8.82%
,
05/25/28 ................... 861 512,268
Cubic Corp., 1st Lien Term Loan C , (3-mo.
CME Term SOFR at 0.75% Floor + 4.25%),
8.82%
,
05/25/28 ................... 175 104,292
Dynasty Acquisition Co., Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.32%
,
10/31/31 ............. 598 595,500
Dynasty Acquisition Co., Inc., 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.32%
,
10/31/31 ............. 228 227,352
GOAT Holdco LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.32%
,
01/27/32 ................... 130 129,025
Kaman Corp., 1st Lien Term Loan , (6-mo. CME
Term SOFR at 0.50% Floor + 2.75%), 7.03% -
7.07%
,
02/26/32 ................... 164 161,842
Peraton Corp., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.17%
,
02/01/28 ................... 470 417,499
Peraton Corp., 2nd Lien Term Loan B1 , (3-mo.
CME Term SOFR at 0.75% Floor + 7.75%),
12.18%
,
02/01/29 .................. 104 77,377
Propulsion BC Newco LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.55%
,
09/14/29 ............. 54 54,409
Setanta Aircraft Leasing DAC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.05%
,
11/06/28 ........ 145 145,230
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Signia Aerospace LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.32%
,
12/11/31 .............. USD 83 $ 82,671
TransDigm, Inc., 1st Lien Term Loan J , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.80%
,
02/28/31 ................... 1,264 1,256,309
TransDigm, Inc., 1st Lien Term Loan K , (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.05%
,
03/22/30 ................... 72 72,106
TransDigm, Inc., 1st Lien Term Loan L , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.80%
,
01/19/32 ................... 232 230,465
4,702,353
Automobile Components — 0.2%
(a)
Champions Financing, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.75%), 9.07%
,
02/06/29 ............. 357 320,412
Clarios Global LP, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.82% , 05/06/30 ........... 866 853,358
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.07% , 01/28/32 ........... 325 319,719
Garrett Motion Holdings, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 2.25%), 6.54%
,
01/30/32 ............ 25 24,781
Gates Global LLC, 1st Lien Term Loan B5 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.07%
,
06/04/31 ................... 595 588,788
RealTruck Group, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
5.00%), 9.44%
,
01/31/28 ............. 110 107,559
Tenneco, Inc., 1st Lien Term Loan B , (3-mo. CME
Term SOFR at 0.50% Floor + 5.00%), 9.40% -
9.42%
,
11/17/28 ................... 323 313,876
2,528,493
Automobiles — 0.0%
Dealer Tire Financial LLC, 1st Lien Term Loan
B5 , (1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.32%
,
07/02/31
(a) (f)
............ 340 338,159
Beverages — 0.0%
(a)
Naked Juice LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.43%
,
01/24/29 ................... 697 355,958
Naked Juice LLC, 2nd Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
10.40%
,
01/24/30 .................. 638 140,178
496,136
Biotechnology — 0.1%
Phoenix Newco, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.82%
,
11/15/28
(a)
.................. 651 649,314
Broadline Retail — 0.1%
(a)
Fanatics Commerce Intermediate Holdco LLC,
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 3.25%), 7.69%
,
11/23/28
(f)
. 117 116,297
StubHub Holdco Sub LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
4.75%), 9.07%
,
03/15/30 ............. 1,018 1,012,560
1,128,857

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Income Fund
Schedules of Investments
31
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Building Products — 0.2%
(a)
AZEK Group LLC (The), 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.32%
,
09/26/31
(f)
............. USD 217 $ 217,455
AZZ, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 2.50%),
6.82%
,
05/14/29 ................... 226 226,322
Chariot Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
7.67%
,
11/03/28 ................... 887 878,276
CP Iris Holdco I, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.82%
,
10/02/28 ................... 240 236,197
Wilsonart LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.55%
,
08/05/31 ................... 703 667,630
2,225,880
Capital Markets — 0.3%
(a)
Ardonagh Group Finco Pty. Ltd., Facility 1st Lien
Term Loan B , 02/18/31
(n)
.............. 472 465,510
Aretec Group, Inc., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.82%
,
08/09/30 ............. 158 156,606
Ascensus Group Holdings, Inc., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 7.32%
,
08/02/28 ........ 478 474,068
Axalta Coating Systems US Holdings, Inc.,
Facility 1st Lien Term Loan B7 , (3-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.05%
,
12/20/29 ................... 344 343,114
Azalea Topco, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.57%
,
04/30/31 ................... 204 202,743
BCPE Pequod Buyer, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.79%
,
11/25/31 .............. 316 314,758
Edelman Financial Engines Center LLC (The),
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 7.32%
,
04/07/28 .. 236 234,950
Focus Financial Partners LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 0.00%), 7.57%
,
09/15/31 ............ 375 370,825
Jane Street Group LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.31%
,
12/15/31 ............. 446 440,445
Jefferies Finance LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.32%
,
10/21/31 ............. 189 187,741
NGP XI Midstream Holdings LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.50%), 7.80%
,
07/25/31
(f)
........... 41 40,693
Osaic Holdings, Inc., 1st Lien Term Loan B4 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.82%
,
08/17/28 ............. 318 315,306
OVG Business Services LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.32%
,
06/25/31
(f)
........... 224 222,332
3,769,091
Security
Par (000)
Par (000) Value
Chemicals — 0.5%
(a)
Aruba Investments Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75% Floor
+ 4.00%), 8.42%
,
11/24/27 ............ USD 301 $ 291,519
Chemours Co. (The), 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.32%
,
08/18/28 ............. 287 285,440
Derby Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.31%
,
11/01/30 ................... 396 392,856
Discovery Purchaser Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.04%
,
10/04/29 ............. 36 35,517
Ecovyst Catalyst Technologies LLC, 1st Lien
Term Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.29%
,
06/12/31 ........ 348 341,575
Element Solutions, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.07%
,
12/18/30 ............. 685 683,067
Fortis 333, Inc., 1st Lien Term Loan B , (12-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.71%
,
02/06/32
(f)
.................. 144 142,740
HB Fuller Co., 1st Lien Term Loan B , 02/15/30
(n)
231 230,132
Ineos US Finance LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.57%
,
02/18/30 ............. 142 136,340
Ineos US Petrochem LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.57%
,
10/07/31
(f)
............. 139 129,965
Lonza Group AG, Facility 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 8.35%
,
07/03/28 ............. 324 297,314
Minerals Technologies, Inc., 1st Lien Term Loan
B , 11/26/31
(f) (n)
..................... 202 201,986
Momentive Performance Materials, Inc., 1st Lien
Term Loan , 03/29/28
(n)
............... 543 539,375
Nouryon Finance BV, 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.55%
,
04/03/28 ............. 303 301,899
Olympus Water US Holding Corp., 1st Lien Term
Loan B6 , (3-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 7.34%
,
06/23/31 ........ 400 393,150
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B , (1-mo. CME Term SOFR at
3.00% Floor + 8.00%), 12.32%
,
06/23/25 ... 48 49,878
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B2 , (3-mo. CME Term SOFR
at 0.00% Floor + 3.50%), 7.90%
,
12/31/26 .. 429 373,612
Paint Intermediate III LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.30%
,
10/09/31 ............. 130 129,675
Potters Borrower LP, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 0.00%),
8.04%
,
12/14/27 ................... 119 119,011
Sparta US HoldCo LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.00%), 7.32%
,
08/02/30 ............. 395 391,433
WR Grace Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.55%
,
09/22/28 ............. 377 373,023
5,839,507

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Income Fund
32
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies — 0.7%
(a)
Action Environmental Group, Inc. (The), 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 3.75%), 8.08%
,
10/24/30
(f)
....... USD 172 $ 171,536
Allied Universal Holdco LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.17%
,
05/12/28 ............. 1,138 1,136,082
Aramark Services, Inc., 1st Lien Term Loan B7 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.32%
,
04/06/28 ............. 355 354,605
Aramark Services, Inc., 1st Lien Term Loan B8 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.32%
,
06/24/30 ............. 407 406,056
Asplundh Tree Expert LLC, 1st Lien Term Loan ,
09/06/27
(n)
....................... 273 272,677
Citrin Cooperman Advisors LLC, 1st Lien Term
Loan B , (12-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 7.16%
,
03/05/32 ........ 195 193,078
Clean Harbors, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.07%
,
10/10/28 ................... 454 457,449
Froneri International Ltd., Facility 1st Lien Term
Loan B4 , (12-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.74%
,
09/30/31 ........ 1,111 1,102,827
Garda World Security Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.32%
,
02/01/29 ............. 286 285,127
Grant Thornton Advisors LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 7.06%
,
06/02/31 ............ 114 113,753
JFL-Tiger Acquisition Co., Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 4.00%), 8.30%
,
10/17/30 ............ 166 165,813
LABL, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
9.42%
,
10/30/28 ................... 370 305,410
Madison Safety & Flow LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.91% , 09/26/31 ........... 26 26,378
(1-mo. CME Term SOFR at 0.00% Floor +
0.00%), 7.57% , 09/26/31 ........... 129 128,975
Novelis, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
6.29%
,
02/25/32 ................... 562 561,298
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1 , (1-mo. CME Term SOFR at
0.00% Floor + 2.00%), 6.32%
,
10/15/30 ... 211 210,349
Prime Security Services Borrower LLC, 1st Lien
Term Loan B2 , (1-mo. CME Term SOFR at
0.00% Floor + 1.75%), 6.06%
,
03/08/32 ... 265 261,544
Quartz AcquireCo LLC, 1st Lien Term Loan B2 ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.55%
,
06/28/30
(f)
............. 461 457,515
Reworld Holding Corp., 1st Lien Term Loan B
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.57% , 11/30/28 ............ 277 275,787
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.81% , 11/30/28 ............ 38 37,599
Reworld Holding Corp., 1st Lien Term Loan C
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.57% , 11/30/28 ............ 22 21,648
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.81% , 11/30/28 ............ 2 2,065
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Ryan LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
7.82%
,
11/14/30 ................... USD 22 $ 21,698
Skopima Consilio Parent LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.75%), 8.07%
,
05/12/28 ............ 158 156,300
Summer BC Bidco B LLC, Facility 1st Lien Term
Loan B1 , (3-mo. CME Term SOFR at 0.00%
Floor + 5.00%), 9.56%
,
02/15/29 ........ 70 69,672
Tempo Acquisition LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.07%
,
08/31/28 ............. 480 475,437
TruGreen LP, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 4.00%),
8.42%
,
11/02/27 ................... 148 138,902
Vestis Corp., 1st Lien Term Loan B1 , (3-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
6.58%
,
02/24/31 ................... 317 315,434
8,125,014
Communications Equipment — 0.1%
(a)
Ciena Corp., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
6.07%
,
10/24/30 ................... 393 392,109
Viasat, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 8.94% , 03/02/29 ........... 107 99,756
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 8.94% , 05/30/30 ........... 90 81,610
573,475
Construction & Engineering — 0.1%
(a)
Arcosa, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
6.57%
,
08/15/31 ................... 193 192,714
Brand Industrial Services, Inc., 1st Lien Term
Loan C , (3-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 8.79%
,
08/01/30 ........ 950 896,295
Construction Partners, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.83%
,
11/03/31 .............. 78 77,448
Legence Holdings LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 7.57%
,
12/15/28 ............. 108 106,934
Pike Corp., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
7.44%
,
01/21/28 ................... 394 394,075
1,667,466
Construction Materials — 0.2%
(a)
American Builders & Contractors Supply Co.,
Inc., 1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
6.07%
,
01/31/31 ................... 389 387,630
NEW AMI I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
10.32%
,
03/08/29 .................. 302 289,168
Oldcastle BuildingEnvelope, Inc., 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 8.55%
,
04/30/29 ........ 277 258,678
Quikrete Holdings, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.57%
,
04/14/31 ............. 367 362,271

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Income Fund
Schedules of Investments
33
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Construction Materials (continued)
Quikrete Holdings, Inc., 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.57%
,
03/19/29 ............. USD 237 $ 234,641
Quikrete Holdings, Inc., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.57%
,
02/10/32 ............. 176 173,844
Smyrna Ready Mix Concrete LLC, Facility 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 3.00%), 7.32%
,
03/30/29
(f)
... 95 93,854
Standard Building Solutions, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 1.75%), 6.07%
,
09/22/28 ............ 187 186,293
White Cap Supply Holdings LLC, Facility 1st Lien
Term Loan C , (1-mo. CME Term SOFR at
0.00% Floor + 3.25%), 7.57%
,
10/19/29 ... 844 817,259
2,803,638
Consumer Staples Distribution & Retail — 0.0%
(a)
EG Finco Ltd., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.56%
,
02/07/28 ................... 86 85,509
US Foods, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.07%
,
10/03/31 ................... 306 306,968
392,477
Containers & Packaging — 0.2%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75% Floor
+ 3.00%), 7.31%
,
11/29/30 ............ 869 866,850
Citadel Securities LP, Facility 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.32%
,
10/31/31 ............. 330 329,700
Clydesdale Acquisition Holdings, Inc., 1st Lien
Term Loan B , (12-mo. CME Term SOFR at
0.00% Floor + 3.25%), 7.56%
,
03/26/32 ... 302 300,159
Mauser Packaging Solutions Holding Co., Facility
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 7.32%
,
04/15/27 .. 304 302,497
Pregis TopCo LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
8.32%
,
07/31/26 ................... 149 148,964
Reynolds Consumer Products LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 6.07%
,
03/04/32 ............ 69 69,043
Trident TPI Holdings, Inc., 1st Lien Term Loan
B7 , (3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.05%
,
09/15/28 ............. 426 410,942
2,428,155
Distributors — 0.0%
Pai HoldCo, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.30%
,
10/28/27
(a)
.................. 337 282,270
Diversified Consumer Services — 0.2%
(a)
Bright Horizons Family Solutions LLC, 1st Lien
Term Loan B , (1-mo. CME Term SOFR at
0.00% Floor + 1.75%), 6.07%
,
11/24/28 .... 434 432,843
Kuehg Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
7.55%
,
06/12/30 ................... 203 202,582
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
Learning Care Group US No. 2, Inc., 1st
Lien Term Loan B , (3-mo. CME Term
SOFR at 0.50% Floor + 4.00%), 8.30% -
8.32%
,
08/11/28 ................... USD 53 $ 52,714
OMNIA Partners LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.05%
,
07/25/30 ............. 160 158,334
PG Polaris BidCo SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.33%
,
03/26/31 ............. 179 178,404
Planet US Buyer LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.32%
,
02/07/31 ............. 112 111,244
Spring Education Group, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 4.00%), 8.30%
,
09/30/30 ............ 391 390,212
Verde Purchaser LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.30%
,
11/30/30 .............. 138 136,736
Wand NewCo 3, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.82%
,
01/30/31 ................... 473 465,264
2,128,333
Diversified REITs — 0.0%
RHP Hotel Properties LP, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.32%
,
05/18/30
(a)
............ 154 153,821
Diversified Telecommunication Services — 0.3%
(a)
Connect Finco SARL, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 4.50%),
8.82%
,
09/13/29 ................... 232 203,360
Iridium Satellite LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.25%), 6.57%
,
09/20/30 ............. 170 167,216
Level 3 Financing, Inc., 1st Lien Term Loan B ,
(12-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.27%
,
03/22/32 ............. 751 740,906
Lumen Technologies, Inc., 1st Lien Term Loan
A , (1-mo. CME Term SOFR at 2.00% Floor +
6.00%), 10.32%
,
06/01/28 ............. 23 23,411
Lumen Technologies, Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 6.79%
,
04/16/29 ............. 198 190,146
Lumen Technologies, Inc., 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 6.79%
,
04/15/30 ............. 202 194,092
Orbcomm, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 4.25%),
8.82%
,
09/01/28 ................... 178 153,365
Radiate Holdco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
7.69%
,
09/25/26 ................... 686 585,951
Virgin Media Bristol LLC, Facility 1st Lien Term
Loan Q , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.68%
,
01/31/29 ........ 291 284,721
Zayo Group Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.44%
,
03/09/27 ............. 1,204 1,118,643
3,661,811

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Income Fund
34
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities — 0.1%
(a)
Hamilton Projects Acquiror LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.00%), 7.32%
,
05/30/31 ............ USD 87 $ 86,436
NRG Energy, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.04%
,
04/16/31 ................... 368 366,536
Vistra Operations Co. LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.07%
,
12/20/30 ............. 317 315,921
768,893
Electrical Equipment — 0.1%
(a)
Arcline FM Holdings LLC, 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.75% Floor +
4.50%), 8.80% , 06/23/28 ........... 569 565,659
(12-mo. CME Term SOFR at 0.75% Floor +
3.50%), 7.63% , 06/24/30 ........... 236 234,466
GrafTech Global Enterprises, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 2.00% Floor
+ 5.00%), 9.30%
,
12/21/29 ............ 30 30,280
830,405
Electronic Equipment, Instruments & Components — 0.1%
(a)
Celestica, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.07%
,
06/20/31 ................... 105 105,073
Coherent Corp., 1st Lien Term Loan B2 , (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
6.32%
,
07/02/29 ................... 425 423,951
529,024
Energy Equipment & Services — 0.0%
Covia Holdings LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.57%
,
02/13/32
(a)
.................. 102 101,586
Entertainment — 0.4%
(a)
City Football Group Ltd., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.94%
,
07/22/30 ............. 397 390,984
Creative Artists Agency LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.07%
,
10/01/31 ............. 863 860,091
Delta 2 (Lux) SARL, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.30%
,
09/30/31 ............. 424 422,431
Liberty Media Corp., 1st Lien Term Loan , (12-mo.
CME Term SOFR at 0.50% Floor + 0.00%),
0.00%
,
08/01/31 ................... 212 211,796
Live Nation Entertainment, Inc., 1st Lien Term
Loan B4 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.17%
,
10/19/26 ........ 395 394,118
Motion Finco SARL, Facility 1st Lien Term Loan
B3 , (3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.80%
,
11/13/29 .............. 323 309,353
NEP Group, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.82% 08/19/26 .................... 211 195,688
Playtika Holding Corp., Facility 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.19%
,
03/13/28 ........ 468 463,350
UFC Holdings LLC, 1st Lien Term Loan B4 ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.58%
,
11/21/31 .............. 601 599,610
Security
Par (000)
Par (000) Value
Entertainment (continued)
WMG Acquisition Corp., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.04%
,
01/24/31 ............. USD 736 $ 732,569
4,579,990
Financial Services — 0.5%
(a)
ABG Intermediate Holdings 2 LLC, 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.57%
,
12/21/28 ........ 359 354,700
ABG Intermediate Holdings 2 LLC, Delayed Draw
1st Lien Term Loan , 02/13/32
(n)
......... 240 237,101
Apex Group Treasury LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.82%
,
02/27/32 ............. 190 189,170
APi Group DE, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.07%
,
01/03/29 ................... 581 578,797
Belron Finance 2019 LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.05%
,
10/16/31 ............. 850 846,912
Boost Newco Borrower LLC, 1st Lien Term Loan
B2 , (3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.30%
,
01/31/31 ............. 1,029 1,021,380
Clover Holdings SPV III LLC, 1st Lien Term Loan ,
15.00%
,
12/09/27 .................. 4 3,957
CPI Holdco B LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.32% , 05/19/31 ........... 437 432,057
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.57% , 05/19/31 ........... 200 198,376
Deerfield Dakota Holding LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00% Floor
+ 3.75%), 8.08%
,
04/09/27 ............ 668 632,536
Deerfield Holdings Corp., 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
6.75%), 11.31%
,
04/07/28 ............. 249 237,196
FinCo I LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
6.57%
,
06/27/29 ................... 36 35,915
Guardian US Holdco LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.80%
,
01/31/30 ............. 65 63,694
Hyperion Refinance SARL, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.32%
,
02/18/31 ............. 414 410,822
Sotera Health Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.55%
,
05/30/31 ............. 546 544,207
WEX, Inc., 1st Lien Term Loan B2 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.07%
,
04/03/28 ................... 80 79,301
WEX, Inc., 1st Lien Term Loan B3 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.07%
,
03/05/32 ................... 145 143,550
6,009,671
Food Products — 0.2%
(a)
Chobani LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.82%
,
10/25/27 ................... 1,205 1,204,182
Hearthside Food Holding LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR + 6.50%),
10.80%
,
03/31/32 .................. 36 35,123

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Income Fund
Schedules of Investments
35
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Food Products (continued)
Nomad Foods US LLC, Facility 1st Lien Term
Loan B4 , (6-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 6.97%
,
11/13/29 ........ USD 278 $ 277,303
Primo Brands Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
6.56%
,
03/31/28 ................... 234 232,877
Utz Quality Foods LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.82%
,
01/29/32 ............. 533 530,575
2,280,060
Gas Utilities — 0.0%
(a)
M6 ETX Holdings II Midco LLC, 1st Lien Term
Loan , (US Prime Rate at 0.50% Floor +
3.50%), 11.00%
,
09/19/29 ............. 97 96,370
M6 ETX Holdings II Midco LLC, 1st Lien Term
Loan B , (12-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 7.13%
,
03/25/32 ........ 151 150,529
NGL Energy Operating LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 8.07%
,
02/03/31 ............. 155 153,859
400,758
Ground Transportation — 0.1%
(a)
Avis Budget Car Rental LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.19%
,
08/06/27 ............. 237 231,273
Genesee & Wyoming, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.05%
,
04/10/31 ............. 1,112 1,100,660
Hertz Corp. (The), 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.94%
,
06/30/28 ................... 277 212,654
Hertz Corp. (The), 1st Lien Term Loan C , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.94%
,
06/30/28 ................... 54 41,638
1,586,225
Health Care Equipment & Supplies — 0.1%
Bausch + Lomb Corp., 1st Lien Term Loan
(a)
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.67% , 05/10/27 ........... 609 606,891
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.32% , 09/29/28 ........... 215 213,791
820,682
Health Care Providers & Services — 0.4%
(a)
CHG Healthcare Services, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.30% - 7.31%
,
09/29/28 ...... 463 461,737
CNT Holdings I Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
6.80%
,
11/08/32 ................... 315 312,968
Concentra Health Services, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 0.00%), 6.57%
,
07/26/31
(f)
........... 94 93,531
Ensemble RCM LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.29%
,
08/01/29 ............. 314 313,663
Examworks Bidco, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.07%
,
11/01/28 .............. 579 577,993
EyeCare Partners LLC, 1st Lien Term Loan A ,
(3-mo. CME Term SOFR at 0.00% Floor +
5.75%), 10.04%
,
08/31/28 ............. 23 23,491
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
EyeCare Partners LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.00%), 9.00%
,
11/30/28 .............. USD 245 $ 189,193
EyeCare Partners LLC, 1st Lien Term Loan C ,
(3-mo. CME Term SOFR at 0.00% Floor +
6.75%), 11.14%
,
11/30/28
(e) (f) (k)
.......... 42 9,681
Medical Solutions Holdings, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 7.89%
,
11/01/28 ............ —
(o)
59
Medical Solutions Holdings, Inc., 2nd Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 7.00%), 11.39%
,
11/01/29
(f)
........... 404 201,775
Medline Borrower LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
6.57%
,
10/23/28 ................... 1,979 1,974,079
Option Care Health, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.69%
,
10/27/28 ............. 305 306,155
Raven Acquisition Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.25%), 7.57%
,
11/19/31 ............ 141 139,116
Surgery Center Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 7.07%
,
12/19/30 ............ 358 357,601
Vizient, Inc., 1st Lien Term Loan B8 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.07%
,
08/01/31 ................... 113 112,831
5,073,873
Health Care Technology — 0.3%
(a)
AthenaHealth Group, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.32%
,
02/15/29 ............. 1,401 1,381,135
Cotiviti, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.07%
,
05/01/31
(f)
.................. 669 653,740
Gainwell Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 8.40%
,
10/01/27 ............. 491 459,507
PointClickCare Technologies, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.25%), 7.55%
,
11/03/31 ............ 244 243,678
Polaris Newco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.30%
,
06/02/28 ................... 637 608,726
Waystar Technologies, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.57%
,
10/22/29 ............. 120 119,627
3,466,413
Hotels, Restaurants & Leisure — 0.9%
(a)
1011778 BC ULC, 1st Lien Term Loan B5 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.07%
,
09/20/30 ................... 543 536,917
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan
(1-mo. CME Term SOFR at 1.00% Floor +
5.50%), 9.94% , 03/11/30 ............ 55 54,641
(1-mo. CME Term SOFR at 1.00% Floor +
7.61%), 11.94% , 03/11/30 ........... 49 47,744
Alterra Mountain Co., 1st Lien Term Loan B7 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.32%
,
05/31/30 ............. 284 283,933

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Income Fund
36
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Bally's Corp., Facility 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.80%
,
10/02/28 ............. USD 349 $ 309,528
Caesars Entertainment, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.56%
,
02/06/30 ............. 231 229,506
Caesars Entertainment, Inc., 1st Lien Term Loan
B1 , (3-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.56%
,
02/06/31 ............. 794 787,343
Carnival Corp., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.75% Floor +
2.00%), 6.32% , 08/09/27 ........... 164 163,246
(1-mo. CME Term SOFR at 0.75% Floor +
2.00%), 6.32% , 10/18/28 ........... 160 159,650
Crown Finance US, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 9.57%
,
12/02/31 ............. 160 158,574
DK Crown Holdings, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.07%
,
03/04/32 ............. 239 237,358
Fertitta Entertainment LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.82%
,
01/29/29 ............. 1,094 1,076,171
Flutter Financing BV, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
1.75%), 6.05%
,
12/02/30 ............. 828 822,737
Four Seasons Hotels Ltd., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 6.07%
,
11/30/29 .............. 848 847,310
Great Canadian Gaming Corp., 1st Lien Term
Loan B , 11/01/29
(n)
.................. 219 215,001
Herschend Entertainment Co. LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.00%), 7.32%
,
08/28/28 ............ 43 42,911
Hilton Domestic Operating Co., Inc., 1st Lien
Term Loan B4 , (1-mo. CME Term SOFR at
0.00% Floor + 1.75%), 6.07%
,
11/08/30 .... 575 574,212
IRB Holding Corp., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
6.82%
,
12/15/27 ................... 435 432,037
Light & Wonder International, Inc., 1st Lien Term
Loan B2 , (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 6.57%
,
04/16/29 ........ 401 399,644
Packers Holdings LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 7.67%
,
03/02/28 ............. 248 142,344
Penn Entertainment, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.82%
,
05/03/29 ............. 574 573,384
Playa Resorts Holding BV, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.07%
,
01/05/29 ............. 107 106,317
Scientific Games Holdings LP, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 3.00%), 7.30%
,
04/04/29 ............ 139 137,747
SeaWorld Parks & Entertainment, Inc., 1st Lien
Term Loan B3 , (1-mo. CME Term SOFR at
0.50% Floor + 2.00%), 6.32%
,
12/04/31 ... 114 112,575
Six Flags Entertainment Corp., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.32%
,
05/01/31 ........ 113 112,692
Station Casinos LLC, Facility 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.32%
,
03/14/31 ............. 652 648,332
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Whatabrands LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.82%
,
08/03/28 ................... USD 743 $ 738,910
Wyndham Hotels & Resorts, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 6.07%
,
05/24/30 ............ 347 346,848
10,297,612
Household Durables — 0.2%
(a)
ACProducts Holdings, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.81%
,
05/17/28 ............. 119 77,596
Hunter Douglas, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.55%
,
01/16/32 ............. 652 621,277
Serta Simmons Bedding LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00% Floor
+ 7.50%), 11.91%
,
06/29/28 ........... 124 115,288
SWF Holdings I Corp., 1st Lien Term Loan A1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.82%
,
12/19/29 ............. 62 61,951
SWF Holdings I Corp., 1st Lien Term Loan A2 ,
(1-mo. CME Term SOFR at 1.00% Floor +
4.00%), 8.44%
,
10/06/28 ............. 443 362,509
Tempur Sealy International, Inc., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.82% - 6.84%
,
10/24/31 .. 144 143,430
Weber-Stephen Products LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.75%
Floor + 3.25%), 7.69%
,
10/29/27 ........ 398 384,840
1,766,891
Independent Power and Renewable Electricity Producers — 0.1%
(a)
Calpine Construction Finance Co. LP, 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.32%
,
07/19/30 ........ 444 442,025
Calpine Corp., Facility 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.07%
,
01/31/31 ............. 192 190,874
Constellation Renewables LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00% Floor
+ 2.25%), 6.56%
,
12/15/27 ............ 238 237,401
Talen Energy Supply LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.82%
,
12/11/31 .............. 76 75,579
945,879
Industrial Conglomerates — 0.1%
(a)
Cube Industrial Buyer, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.79%
,
10/18/31 ............. 70 69,417
EMRLD Borrower LP, 1st Lien Term Loan ,
08/04/31
(n)
....................... 428 423,494
EMRLD Borrower LP, 1st Lien Term Loan B ,
(6-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.93%
,
05/31/30 ............. 548 542,330
1,035,241
Insurance — 0.7%
(a)
Alliant Holdings Intermediate LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 7.07%
,
09/19/31 ............ 1,717 1,705,541
AmWINS Group, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 2.25%),
6.57%
,
01/30/32 ................... 831 823,614

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Income Fund
Schedules of Investments
37
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
Amynta Agency Borrower, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.29%
,
12/29/31 ............ USD 560 $ 553,868
AssuredPartners, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.82%
,
02/14/31 ............. 790 790,241
Baldwin Insurance Group Holdings LLC
(The), 1st Lien Term Loan B1 , (1-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
7.32%
,
05/27/31 ................... 437 435,091
HUB International Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
2.50%), 6.79%
,
06/20/30 ............. 1,188 1,182,186
Jones DesLauriers Insurance Management,
Inc., 1st Lien Term Loan B , (3-mo. CME
Term SOFR at 0.00% Floor + 2.75%),
7.07%
,
03/15/30 ................... 278 273,965
Ryan Specialty Group LLC, 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.57%
,
09/15/31 ............. 477 475,046
Truist Insurance Holdings LLC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.05%
,
05/06/31 ........ 634 628,773
USI, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
6.55%
,
09/27/30 ................... 478 472,557
USI, Inc., 1st Lien Term Loan D , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
6.55%
,
11/21/29 ................... 853 843,934
8,184,816
Interactive Media & Services — 0.0%
Camelot US Acquisition LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.07%
,
01/31/31
(a)
............ 515 507,664
IT Services — 0.6%
(a)
Asurion LLC, 1st Lien Term Loan B11 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.67%
,
08/21/28 ................... 61 60,175
Asurion LLC, 1st Lien Term Loan B8 , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.69%
,
12/23/26 ................... 495 494,277
Asurion LLC, 2nd Lien Term Loan B4 , (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
9.69%
,
01/19/29 ................... 427 394,417
Central Parent LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.55%
,
07/06/29 ................... 813 696,136
Clearwater Analytics LLC, 1st Lien Term Loan B ,
(12-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.46%
,
02/09/32
(f)
............. 79 78,605
Epicor Software Corp., 1st Lien Term Loan E ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.75%), 7.07%
,
05/30/31 ............. 790 786,893
Fortress Intermediate 3, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 8.07%
,
06/27/31 ............. 145 144,645
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B7 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.07%
,
05/30/31 ........ 718 714,176
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B8 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.07%
,
11/09/29 ........ 196 195,305
Security
Par (000)
Par (000) Value
IT Services (continued)
Magenta Security Holdings LLC, 1st Lien Term
Loan
(3-mo. CME Term SOFR at 0.75% Floor +
1.50%), 6.05% , 07/27/28
(e) (k)
......... USD 257 $ 67,735
(3-mo. CME Term SOFR at 1.00% Floor +
6.25%), 10.54% , 07/27/28 ........... 41 41,578
(3-mo. CME Term SOFR at 0.75% Floor +
6.75%), 11.30% , 07/27/28 ........... 105 94,350
(3-mo. CME Term SOFR at 0.75% Floor +
7.00%), 11.55% , 07/27/28 ........... 140 70,827
Mitchell International, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.57%
,
06/17/31 ............. 551 544,130
Mitchell International, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
5.25%), 9.57%
,
06/07/32 ............. 88 85,492
Modena Buyer LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
8.79%
,
07/01/31 ................... 134 130,060
Neon Maple US Debt Mergersub, Inc., 1st Lien
Term Loan B1 , (1-mo. CME Term SOFR at
0.00% Floor + 3.00%), 7.32%
,
11/17/31 .... 407 403,834
Project Alpha Intermediate Holding, Inc., 1st Lien
Term Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 0.00%
,
10/28/30 ........ 80 79,367
Project Alpha Intermediate Holding, Inc., 1st Lien
Term Loan B , (12-mo. CME Term SOFR at
0.50% Floor + 3.25%), 7.42%
,
10/28/30 ... 64 63,813
Project Boost Purchaser LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.31%
,
07/16/31 ............ 407 404,143
Sedgwick Claims Management Services, Inc., 1st
Lien Term Loan , (3-mo. CME Term SOFR at
0.00% Floor + 3.00%), 7.31%
,
07/31/31 ... 990 986,688
6,536,646
Leisure Products — 0.0%
Fender Musical Instruments Corp., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 4.00%), 8.42%
,
12/01/28
(a) (f)
.......... 108 91,609
Life Sciences Tools & Services — 0.0%
(a)
Avantor Funding, Inc., 1st Lien Term Loan B6 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.42%
,
11/08/27 .............. 46 45,631
Fortrea Holdings, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.07%
,
07/01/30 ............. 27 25,290
ICON Luxembourg SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.30%
,
07/03/28 ............. 132 132,579
Pra Health Sciences, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.30%
,
07/03/28 ............. 34 33,677
Star Parent, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
8.30%
,
09/27/30 ................... 284 270,847
508,024

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Income Fund
38
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery — 0.7%
(a)
AI Aqua Merger Sub, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.31%
,
07/31/28 ............. USD 524 $ 518,838
Albion Financing 3 SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.29%
,
08/16/29 ............. 571 570,387
Chart Industries, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.81%
,
03/15/30 ................... 127 126,532
Columbus McKinnon Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.90%
,
05/15/28
(f)
............. 57 56,351
Filtration Group Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.32%
,
10/23/28 ............. 701 700,026
Generac Power Systems, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 6.06%
,
06/12/31 ............ 75 74,625
Husky Injection Molding Systems Ltd., 1st Lien
Term Loan , (6-mo. CME Term SOFR at 0.00%
Floor + 4.50%), 8.78%
,
02/15/29 ........ 1,026 1,020,220
Madison IAQ LLC, 1st Lien Term Loan
(6-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.76% , 06/21/28 ........... 836 825,569
03/29/32
(f) (n)
...................... 391 387,090
Rexnord LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
6.44%
,
10/04/28 ................... 162 162,576
Roper Industrial Products Investment Co.
LLC, 1st Lien Term Loan D , (3-mo. CME
Term SOFR at 0.50% Floor + 2.75%),
7.05%
,
11/22/29 ................... 268 266,390
SPX FLOW, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.32%
,
04/05/29 ................... 383 382,090
TK Elevator Midco GmbH, 1st Lien Term Loan B ,
(12-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.16%
,
04/30/30 ............. 635 632,847
TK Elevator Midco GmbH, 1st Lien Term Loan
C , (6-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.74%
,
04/30/30 ............. 967 963,362
Vertiv Group Corp., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.75% Floor +
1.75%), 6.07%
,
03/02/27 ............. 684 682,123
Vortex Opco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
8.66%
,
12/18/28 ................... 211 99,291
WEC US Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.57%
,
01/27/31 ............. 382 378,581
7,846,898
Media — 0.3%
(a)
Altice France SA, 1st Lien Term Loan B14 ,
(3-mo. CME Term SOFR at 0.00% Floor +
5.50%), 9.80%
,
08/15/28 ............. 547 488,976
Charter Communications Operating LLC, 1st Lien
Term Loan B4 , (3-mo. CME Term SOFR at
0.00% Floor + 2.00%), 6.31%
,
12/09/30 ... 301 298,865
Charter Communications Operating LLC, 1st Lien
Term Loan B5 , (3-mo. CME Term SOFR at
0.00% Floor + 2.25%), 6.56%
,
12/15/31 ... 229 227,782
Security
Par (000)
Par (000) Value
Media (continued)
Clear Channel Outdoor Holdings, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.44%
,
08/23/28 ........ USD 162 $ 160,336
CSC Holdings LLC, 1st Lien Term Loan B5 ,
(US Prime Rate at 0.00% Floor + 1.50%),
9.00%
,
04/15/27 ................... 530 497,023
DirecTV Financing LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
5.00%), 9.55%
,
08/02/27 ............. 73 73,498
ECL Entertainment LLC, Facility 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 7.82%
,
08/30/30 ........ 180 179,534
Endeavor Operating Co. LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.32%
,
01/27/32 ............. 870 868,373
Fleet Midco I Ltd., 1st Lien Term Loan B2 , (6-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.06%
,
02/21/31
(f)
.................. 95 94,171
Gray Television, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 9.57%
,
05/23/29 ............. 79 76,671
Learfield Communications LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 2.00% Floor
+ 4.50%), 8.82%
,
06/30/28 ............ 290 289,668
Speedster Bidco GmbH, Facility 1st Lien Term
Loan B , (6-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 7.90%
,
11/13/31 ........ 592 590,520
Ziggo Financing Partnership, 1st Lien Term Loan
I , (1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.93%
,
04/28/28 ............. 147 143,412
3,988,829
Multi-Utilities — 0.1%
GFL Environmental Services, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.82%
,
03/03/32
(a)
........... 607 600,323
Oil, Gas & Consumable Fuels — 0.1%
(a)
Buckeye Partners LP, 1st Lien Term Loan B6 ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.07%
,
11/22/30 .............. 80 79,875
Freeport LNG Investments LLLP, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 7.54%
,
12/21/28 ........ 738 727,526
GIP Pilot Acquisition Partners LP, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.00%), 6.30%
,
10/04/30 ............ 65 64,594
Hilcorp Energy I LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.32%
,
02/06/30 ................... 207 206,483
New Fortress Energy, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
5.00%), 9.29%
,
10/30/28 ............. 70 59,918
Oryx Midstream Services Permian Basin LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 2.25%), 6.57%
,
10/05/28 ... 517 516,482
1,654,878
Passenger Airlines — 0.2%
(a)
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
0.00%), 9.30%
,
04/20/28 ............. 228 232,740
Air Canada, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
6.32%
,
03/21/31 ................... 550 542,445

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Income Fund
Schedules of Investments
39
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Passenger Airlines (continued)
American Airlines, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.17% , 01/29/27 ........... USD 193 $ 190,960
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.57% , 02/15/28 ........... 306 301,019
(6-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.51% , 06/04/29 ........... 350 344,940
JetBlue Airways Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.75%), 9.05%
,
08/13/29 ............. 188 181,776
United Airlines, Inc., Facility 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.30%
,
02/24/31 ............. 285 283,846
2,077,726
Personal Care Products — 0.3%
(a)
Opal US LLC, 1st Lien Term Loan , (3-mo. CME
Term SOFR + 3.25%), 7.38%
,
03/31/32 .... 450 447,750
Rainbow Finco SARL, Facility 1st Lien Term
Loan B2 , (6-mo. EURIBOR at 0.00% Floor +
3.25%), 5.71%
,
02/26/29 ............. EUR 2,438 2,611,500
3,059,250
Pharmaceuticals — 0.2%
(a)
1261229 BC Ltd., 1st Lien Term Loan , (12-mo.
CME Term SOFR at 0.00% Floor + 6.25%),
10.38%
,
09/25/30 .................. USD 470 451,200
Amneal Pharmaceuticals LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 5.50%), 9.82%
,
05/04/28 ............ 309 314,234
Bausch Health Cos., Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
5.25%), 9.67%
,
02/01/27 ............. 288 287,289
Elanco Animal Health, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.17%
,
08/02/27 ............. 385 384,471
Jazz Financing Lux SARL, 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.57%
,
05/05/28 ............. 503 502,426
Organon & Co., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
6.57%
,
05/19/31
(f)
.................. 223 219,572
Perrigo Investments LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.32%
,
04/20/29 ............. 243 242,039
Precision Medicine Group LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.75% Floor
+ 3.00%), 7.43%
,
11/18/27 ............ 69 68,624
2,469,855
Professional Services — 0.5%
(a)
AlixPartners LLP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.94%
,
02/04/28 ................... 567 566,737
Amentum Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.57%
,
09/29/31 ............. 404 389,751
CoreLogic, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.94%
,
06/02/28 ................... 479 468,792
Corpay Technologies Operating Co. LLC, 1st
Lien Term Loan B4 , (1-mo. CME Term SOFR
at 0.00% Floor + 1.75%), 6.07%
,
04/28/28 .. 638 636,069
Dayforce, Inc., 1st Lien Term Loan B , 03/01/31
(f) (n)
628 624,535
Security
Par (000)
Par (000) Value
Professional Services (continued)
Dun & Bradstreet Corp. (The), 1st Lien Term
Loan B2 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.57%
,
01/18/29 ........ USD 1,186 $ 1,182,761
Element Materials Technology Group US
Holdings, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.05%
,
06/22/29 ................... 158 157,438
Galaxy US Opco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
5.00%), 9.29%
,
07/31/30 ............. 155 129,861
Trans Union LLC, 1st Lien Term Loan B9 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.07%
,
06/24/31 ................... 356 354,341
TransUnion LLC, 1st Lien Term Loan B8 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.07%
,
06/24/31 ................... 589 586,511
Zelis Payments Buyer, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.57%
,
11/26/31 .............. 554 551,708
5,648,504
Real Estate Management & Development — 0.0%
Cushman & Wakefield US Borrower LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 3.25%), 7.57%
,
01/31/30
(a)
.. 134 133,869
Semiconductors & Semiconductor Equipment — 0.1%
(a)
Entegris, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.07%
,
07/06/29 ................... 185 184,177
MKS Instruments, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.32%
,
08/17/29 ............. 404 403,266
587,443
Software — 1.3%
(a)
Applied Systems, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.05%
,
02/24/31 ............. 910 908,856
Barracuda Networks, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 8.79%
,
08/15/29 ............. 259 223,708
Boxer Parent Co., Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.29%
,
07/30/31 ............. 636 624,183
CCC Intelligent Solutions, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 2.00%), 6.32%
,
01/23/32 ............ 694 692,494
Cloud Software Group, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.08%
,
03/21/31 ............. 692 684,375
Cloud Software Group, Inc., Facility 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.50% Floor + 3.50%), 7.83%
,
03/30/29 ... 1,176 1,163,692
Cloudera, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.17%
,
10/09/28 ................... 476 469,120
Cloudera, Inc., 2nd Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
10.42%
,
10/10/29 .................. 161 153,324
Clover Holdings 2 LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.29%
,
12/09/31
(f)
............. 1,101 1,087,237

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Income Fund
40
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
DS Admiral Bidco LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.57%
,
06/26/31 ............. USD 189 $ 180,990
Ellucian Holdings, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.32%
,
10/09/29 ............. 711 709,317
Ellucian Holdings, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.75%), 9.07%
,
11/15/32 .............. 133 134,773
Flexera Software LLC, 1st Lien Term Loan B3 ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.00%), 7.30%
,
03/03/28 ............. 110 109,057
Gen Digital, Inc., 1st Lien Term Loan B
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 6.07% , 09/12/29 ........... 696 692,357
(12-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.91% , 02/13/32 ........... 219 216,646
Genesys Cloud Services, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.82%
,
01/30/32 ............ 1,211 1,196,473
Informatica LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
6.57%
,
10/27/28 ................... 427 426,213
Kaseya, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.25%),
7.57%
,
03/05/32
(f)
.................. 666 663,090
McAfee Corp., 1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.32%
,
03/01/29 ................... 672 640,098
MH Sub I LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.57% , 05/03/28 ........... 259 245,009
(1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.57% , 12/31/31 ........... 175 160,399
Planview Parent, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.80%
,
12/17/27 ............. 67 66,680
Proofpoint, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.32%
,
08/31/28 ................... 788 784,699
RealPage, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.59%
,
04/24/28 ................... 476 469,267
Sabre GLBL, Inc., 1st Lien Term Loan B1
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.94% , 12/17/27 ........... 53 50,563
(1-mo. CME Term SOFR at 0.50% Floor +
6.00%), 10.42% , 11/15/29 ........... 240 234,428
Sabre GLBL, Inc., 1st Lien Term Loan B2
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.94% , 12/17/27 ........... 30 28,845
(1-mo. CME Term SOFR at 0.50% Floor +
5.00%), 9.42% , 06/30/28 ........... 13 12,344
(1-mo. CME Term SOFR at 1.50% Floor +
6.00%), 10.42% , 11/15/29 ........... 73 71,177
SS&C Technologies, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.00%), 6.31%
,
05/09/31 ............. 635 634,708
Thunder Generation Funding LLC, 1st Lien Term
Loan , 09/26/31
(n)
................... 235 234,888
UKG, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
7.30%
,
02/10/31 ................... 1,001 998,570
Security
Par (000)
Par (000) Value
Software (continued)
Voyage Australia Pty. Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.05%
,
07/20/28 ............. USD 76 $ 75,628
VS Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.07%
,
04/14/31 ................... 617 616,283
15,659,491
Specialty Retail — 0.1%
(a)
LS Group OpCo Acquistion LLC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.81% - 6.82%
,
04/23/31 .. 241 239,401
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan , (3-mo. CME Term SOFR at
0.75% Floor + 3.00%), 7.31%
,
05/04/28 ... 622 617,068
PetSmart LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.17%
,
02/11/28 ................... 210 206,576
Restoration Hardware, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.94% , 10/20/28 ........... 118 112,493
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.67% , 10/20/28 ........... 82 78,989
1,254,527
Trading Companies & Distributors — 0.2%
(a)
Beacon Roofing Supply, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.32%
,
05/19/28 ............. 401 400,532
Core & Main LP, 1st Lien Term Loan D , (6-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.27%
,
07/27/28 ................... 549 547,607
Core & Main LP, 1st Lien Term Loan E , (6-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.27%
,
02/10/31 ................... 175 174,357
Foundation Building Materials, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 4.00%), 8.32%
,
01/29/31 ............ 593 537,446
Gulfside Supply, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.30%
,
06/17/31 ................... 124 122,697
GYP Holdings III Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.57%
,
05/13/30 ............. 74 74,087
TMK Hawk Parent Corp., 1st Lien Term Loan ,
(US Prime Rate + 11.00%), 18.50%
,
12/15/31 14 8,373
TMK Hawk Parent Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.32%
,
06/29/29
(f)
............. 437 262,243
2,127,342
Transportation Infrastructure — 0.1%
(a)
Apple Bidco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.82%
,
09/23/31 ................... 569 563,804
Brown Group Holding LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.82%
,
07/01/31 ............. 501 497,368
Brown Group Holding LLC, 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.50% Floor
+ 2.50%; 3-mo. CME Term SOFR at 0.50%
Floor +2.50% at 0.50% Floor + 2.50%), 6.79%
- 6.82%
,
07/01/31 .................. 343 340,373

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Income Fund
Schedules of Investments
41
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Transportation Infrastructure (continued)
OLA Netherlands BV, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 6.25%),
10.67%
,
12/15/26
(f)
................. USD 174 $ 173,322
Rand Parent LLC, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.30%
,
03/18/30 ................... 76 75,343
1,650,210
Wireless Telecommunication Services — 0.1%
(a)
Gogo Intermediate Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75% Floor
+ 3.75%), 8.19%
,
05/01/28 ............ 181 169,463
SBA Senior Finance II LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.07%
,
01/27/31 ............. 476 475,048
644,511
Total Floating Rate Loan Interests — 12 .8%
(Cost: $ 152,138,304 ) .............................. 149,619,868
Foreign Agency Obligations
Argentina — 0.0%
YPF SA , 9.50%
,
01/17/31
(b)
.............. 503 524,503
Chile — 0.0%
Empresa Nacional del Petroleo , 5.95%
,
07/30/34
(b)
....................... 245 246,286
China — 0.0%
Industrial & Commercial Bank of China Ltd. ,
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.37%), 3.20%
(a) (c) (i)
.... 270 263,690
Colombia — 0.1%
Ecopetrol SA , 8.88%
,
01/13/33 ........... 623 641,534
Denmark — 0.0%
Orsted A/S , (5-Year EURIBOR ICE Swap Rate +
2.59%), 5.13%
,
03/14/3024
(a) (c)
.......... EUR 100 108,819
France — 0.1%
Electricite de France SA
(a)(c)(i)
(BPISDS15 + 3.32%), 5.88% .......... GBP 200 250,600
(5-Year EURIBOR ICE Swap Rate + 3.28%),
5.63% ........................ EUR 200 219,236
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.78%), 7.38% ..... GBP 100 129,885
599,721
Hong Kong — 0.0%
Airport Authority
(a)(c)(i)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.70%), 2.10% .... USD 200 194,788
(7-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.74%), 2.40% .... 200 187,474
382,262
Hungary — 0.1%
(c)
Magyar Export-Import Bank Zrt. , 6.00%
,
05/16/29 EUR 562 652,149
MVM Energetika Zrt. , 7.50%
,
06/09/28 ...... USD 303 318,908
971,057
India — 0.0%
(c)
Export-Import Bank of India , 3.38%
,
08/05/26 .. 200 196,622
Power Finance Corp. Ltd. , 3.95%
,
04/23/30 ... 300 283,608
480,230
Security
Par (000)
Par (000) Value
Indonesia — 0.1%
(c)
Pertamina Persero PT
2.30% , 02/09/31 ................... USD 366 $ 312,198
4.18% , 01/21/50 ................... 200 147,250
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara
1.88% , 11/05/31 ................... EUR 200 185,105
4.38% , 02/05/50 ................... USD 200 148,775
793,328
Mexico — 0.2%
Petroleos Mexicanos
5.35% , 02/12/28 ................... 140 129,710
8.75% , 06/02/29 ................... 680 676,122
5.95% , 01/28/31 ................... 671 568,304
6.70% , 02/16/32 ................... 388 340,431
10.00% , 02/07/33 .................. 471 489,298
2,203,865
Morocco — 0.1%
OCP SA
5.13% , 06/23/51
(c)
.................. 333 253,360
7.50% , 05/02/54
(b)
.................. 538 548,087
801,447
Panama — 0.0%
Aeropuerto Internacional de Tocumen SA , 5.13%
,
08/11/61
(b)
....................... 225 158,625
Peru — 0.1%
Corp. Financiera de Desarrollo SA , 4.75%
,
07/15/25
(c)
....................... 555 553,058
Petroleos del Peru SA , 4.75%
,
06/19/32
(b)
.... 449 335,964
889,022
Republic of Turkiye — 0.0%
Turkiye Varlik Fonu Yonetimi A/S , 8.25%
,
02/14/29
(c)
....................... 215 220,616
United Arab Emirates — 0.0%
RAK Capital , 5.00%
,
03/12/35
(c)
........... 250 252,422
Total Foreign Agency Obligations — 0 .8%
(Cost: $ 9,440,774 ) ............................... 9,537,427
Foreign Government Obligations
Armenia — 0.0%
Republic of Armenia , 6.75%
,
03/12/35
(b)
...... 301 289,571
Bahrain — 0.0%
Kingdom of Bahrain , 5.45%
,
09/16/32
(c)
...... 381 353,973
Benin — 0.0%
Benin Government Bond , 7.96%
,
02/13/38
(b)
... 200 186,750
Brazil — 0.1%
Federative Republic of Brazil , 7.13%
,
05/13/54 . 630 602,910
Bulgaria — 0.0%
Bulgaria Government Bond , 5.00%
,
03/05/37
(c)
. 420 405,955
Cameroon — 0.0%
Republic of Cameroon , 9.50%
,
07/31/31
(c)
.... 348 326,142
Chile — 0.1%
Republic of Chile
3.75% , 01/14/32 ................... EUR 323 348,561
4.34% , 03/07/42 ................... USD 610 524,295
872,856

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Income Fund
42
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Colombia — 0.2%
Republic of Colombia
4.50% , 01/28/26 ................... USD 765 $ 760,792
8.00% , 04/20/33 ................... 371 382,965
8.00% , 11/14/35 ................... 245 246,715
7.75% , 11/07/36 ................... 341 333,839
8.75% , 11/14/53 ................... 200 199,600
1,923,911
Costa Rica — 0.1%
Republic of Costa Rica
6.55% , 04/03/34
(c)
.................. 297 304,277
7.30% , 11/13/54
(b)
.................. 312 322,315
626,592
Dominican Republic — 0.2%
Dominican Republic Government Bond
5.95% , 01/25/27
(c)
.................. 664 667,320
4.50% , 01/30/30
(b)
.................. 800 748,400
7.05% , 02/03/31
(b)
.................. 568 587,312
4.88% , 09/23/32
(b)
.................. 438 398,961
6.95% , 03/15/37
(b)
.................. 347 350,470
2,752,463
Egypt — 0.2%
Arab Republic of Egypt
5.63% , 04/16/30
(c)
.................. EUR 371 339,359
7.63% , 05/29/32
(c)
.................. USD 756 650,652
9.45% , 02/04/33
(b)
.................. 343 323,020
8.50% , 01/31/47
(b)
.................. 301 227,357
7.50% , 02/16/61
(b)
.................. 335 222,464
1,762,852
Gabon — 0.1%
Gabon Government Bond , 9.50%
,
02/18/29
(c)
.. 753 684,763
Guatemala — 0.1%
Republic of Guatemala
(b)
5.25% , 08/10/29 ................... 290 285,360
7.05% , 10/04/32 ................... 565 594,486
6.60% , 06/13/36 ................... 290 292,030
1,171,876
Hungary — 0.1%
Hungary Government Bond
5.25% , 06/16/29
(b)
.................. 596 592,275
5.38% , 09/12/33
(c)
.................. EUR 553 622,810
5.50% , 03/26/36
(b)
.................. USD 218 208,313
1,423,398
India — 0.0%
Indian Railway Finance Corp. Ltd. , 3.84%
,
12/13/27
(c)
....................... 200 195,364
Indonesia — 0.1%
Perusahaan Penerbit SBSN Indonesia III , 2.55%
,
06/09/31
(c)
....................... 200 174,000
Republic of Indonesia
3.88% , 01/15/33 ................... EUR 617 657,989
4.75% , 07/18/47
(c)
.................. USD 200 176,500
1,008,489
Ivory Coast — 0.2%
Republic of Cote d'Ivoire
6.38% , 03/03/28
(c)
.................. 524 524,823
5.88% , 10/17/31
(c)
.................. EUR 703 711,694
8.08% , 04/01/36
(b)
.................. USD 397 379,135
8.25% , 01/30/37
(b)
.................. 201 192,489
1,808,141
Security
Par (000)
Par (000) Value
Kenya — 0.0%
Republic of Kenya , 9.75%
,
02/16/31
(b)
....... USD 430 $ 419,250
Mexico — 0.1%
United Mexican States
3.75% , 01/11/28 ................... 520 504,140
6.35% , 02/09/35 ................... 685 686,027
6.34% , 05/04/53 ................... 200 182,000
1,372,167
Mongolia — 0.0%
State of Mongolia , 3.50%
,
07/07/27
(c)
....... 200 184,600
Montenegro — 0.0%
Republic of Montenegro , 2.88%
,
12/16/27
(c)
... EUR 315 327,666
Morocco — 0.1%
Kingdom of Morocco
2.38% , 12/15/27
(c)
.................. USD 329 303,914
5.95% , 03/08/28
(b)
.................. 311 315,341
4.75% , 04/02/35
(b)
.................. EUR 646 691,884
1,311,139
Nigeria — 0.1%
Federal Republic of Nigeria
8.38% , 03/24/29
(b)
.................. USD 360 347,850
10.38% , 12/09/34
(b)
................. 398 399,094
7.63% , 11/28/47
(c)
.................. 385 289,297
1,036,241
North Macedonia — 0.0%
Republic of North Macedonia , 6.96%
,
03/13/27
(c)
EUR 269 303,101
Oman — 0.1%
Oman Government Bond , 6.75%
,
01/17/48
(c)
.. USD 673 695,714
Pakistan — 0.0%
Islamic Republic of Pakistan , 6.00%
,
04/08/26
(c)
200 189,600
Panama — 0.1%
Republic of Panama
7.50% , 03/01/31 ................... 613 635,681
6.40% , 02/14/35 ................... 771 724,644
8.00% , 03/01/38 ................... 304 315,400
1,675,725
Paraguay — 0.0%
Republic of Paraguay
(c)
2.74% , 01/29/33 ................... 322 265,760
5.60% , 03/13/48 ................... 237 208,619
474,379
Peru — 0.1%
Republic of Peru
2.78% , 01/23/31 ................... 553 486,225
1.86% , 12/01/32 ................... 527 410,797
897,022
Philippines — 0.0%
Republic of Philippines , 3.70%
,
03/01/41 ..... 200 160,900
Poland — 0.1%
Republic of Poland
4.88% , 10/04/33 ................... 286 280,795
5.50% , 04/04/53 ................... 437 409,912
690,707
Republic of Turkiye — 0.1%
Republic of Turkiye (The) , 7.13%
,
02/12/32 ... 685 673,355
Romania — 0.2%
Romania Government Bond
5.25% , 11/25/27
(b)
.................. 296 294,816

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Income Fund
Schedules of Investments
43
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Romania (continued)
2.12% , 07/16/31
(c)
.................. EUR 763 $ 671,572
5.88% , 07/11/32
(b)
.................. 720 772,697
6.25% , 09/10/34
(b)
.................. 659 706,163
2,445,248
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
4.50% , 04/17/30
(c)
.................. USD 691 680,580
5.00% , 01/18/53
(b)
.................. 633 540,253
1,220,833
Serbia — 0.1%
Republic of Serbia
6.50% , 09/26/33
(c)
.................. 328 337,227
6.00% , 06/12/34
(b)
.................. 408 403,667
740,894
South Africa — 0.1%
Republic of South Africa
7.10% , 11/19/36
(b)
.................. 388 376,457
5.00% , 10/12/46 ................... 388 264,810
5.75% , 09/30/49 ................... 792 581,328
7.95% , 11/19/54
(b)
.................. 497 466,683
1,689,278
Sri Lanka — 0.0%
Sri Lanka Government Bond
(b)
4.00% , 04/15/28 ................... 38 35,489
3.10% , 01/15/30
(d)
.................. 33 29,113
3.35% , 03/15/33
(d)
.................. 65 50,557
3.60% , 06/15/35
(d)
.................. 44 29,542
3.60% , 05/15/36
(d)
.................. 30 23,632
3.60% , 02/15/38
(d)
.................. 61 47,647
215,980
Trinidad and Tobago — 0.1%
Republic of Trinidad & Tobago , 6.40%
,
06/26/34
(b)
703 687,885
Ukraine — 0.0%
Ukraine Government Bond
(b)(d)
1.75% , 02/01/29 ................... 100 64,185
0.00% , 02/01/30 ................... 9 4,620
0.00% , 02/01/34 ................... 34 13,288
1.75% , 02/01/34 ................... 66 35,161
0.00% , 02/01/35 ................... 29 15,735
0.00% , 02/01/36 ................... 24 13,053
146,042
United Arab Emirates — 0.0%
United Arab Emirates Government Bond , 3.90%
,
09/09/50
(c)
....................... 480 346,800
Uruguay — 0.1%
Oriental Republic of Uruguay
5.75% , 10/28/34 ................... 609 635,169
5.25% , 09/10/60 ................... 577 526,224
1,161,393
Uzbekistan — 0.1%
Republic of Uzbekistan
(b)
5.38% , 05/29/27 ................... EUR 383 418,540
7.85% , 10/12/28 ................... USD 296 308,672
727,212
Total Foreign Government Obligations — 3 .1%
(Cost: $ 36,054,312 ) ............................... 36,189,137
Security
Shares
Shares Value
Investment Companies
Invesco Senior Loan ETF
(p)
.............. 186,000 $ 3,850,200
iShares AAA CLO Active ETF
(q)
........... 300,000 15,534,000
iShares Floating Rate Bond ETF
(q)
......... 308,079 15,727,433
Total Investment Companies — 3 .0%
(Cost: $ 35,119,142 ) ............................... 35,111,633
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.1%
Alternative Loan Trust
Series 2006-OA11, Class A1B, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
4.81%, 09/25/46
(a)
................ USD 1,098 1,062,621
Series 2007-3T1, Class 1A1, 6.00%, 04/25/37 1,675 746,761
1,809,382
Commercial Mortgage-Backed Securities — 0.4%
(a)
Commercial Mortgage Trust, Series 2016-667M,
Class D, 3.18%, 10/10/36
(b)
............ 1,000 702,388
Hudson Yards Mortgage Trust, Series 2019-
55HY, Class F, 2.94%, 12/10/41
(b)
........ 1,343 1,124,504
Velocity Commercial Capital Loan Trust
(b)
Series 2019-3, Class M2, 3.28%, 10/25/49 .. 1,599 1,460,912
Series 2019-3, Class M3, 3.38%, 10/25/49 .. 485 440,775
Wells Fargo Commercial Mortgage Trust, Series
2015-C30, Class C, 4.51%, 09/15/58 ..... 1,000 986,295
4,714,874
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
Benchmark Mortgage Trust, Series 2019-B13,
Class XA, 1.09%, 08/15/57 ............ 24,012 897,510
J.P. Morgan Chase Commercial Mortgage
Securities Trust, Series 2016-JP3, Class XC,
0.75%, 08/15/49
(b)
.................. 8,700 73,077
970,587
Total Non-Agency Mortgage-Backed Securities — 0 .6%
(Cost: $ 8,577,456 ) ............................... 7,494,843
Beneficial Interest
(000)
Other Interests
(r)
Capital Markets — 0.0%
Millennium Corp. Claim
(f)
................ 811 —
Total Other Interests — 0.0%
(Cost: $ — ) ..................................... —
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 0.6%
Aerospace & Defense — 0.0%
Boeing Co. (The) , 6.00% , 10/15/27
(l)
........ 2 96,984
Banks — 0.6%
(a)(i)
Banco Bilbao Vizcaya Argentaria SA , (5-Year
EUR Swap Annual + 6.46%), 6.00%
(c)
..... EUR 400 438,015
PNC Financial Services Group, Inc. (The)
Series V , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.24%),
6.20% ........................ USD 17 17,236

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Income Fund
44
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Series W , (7-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.81%),
6.25% ........................ USD 5,445 $ 5,472,879
5,928,130
Electric Utilities — 0.0%
(a)(i)
Edison International
Series A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.70%),
5.38% ........................ 85 81,350
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.90%),
5.00% ........................ 45 40,655
NRG Energy, Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(b)
.................. 95 104,596
226,601
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(a) (b) (i)
....................... 165 167,079
Oil, Gas & Consumable Fuels — 0.0%
Energy Transfer LP , Series H , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 5.69%), 6.50%
(a) (i)
........... 55 54,935
Semiconductors & Semiconductor Equipment — 0.0%
Microchip Technology, Inc. , 7.50% , 03/15/28
(l)
.. 1 35,231
Total Capital Trusts — 0 .6%
(Cost: $ 6,043,935 ) ............................... 6,508,960
Shares
Shares
Preferred Stocks — 0.0%
Commercial Services & Supplies — 0.0%
(e)
Veritas Newco ....................... 710 16,328
Veritas Newco, Series G-1 ............... 490 11,278
27,606
Wireless Telecommunication Services — 0.0%
Ligado Networks LLC , (Acquired 04/08/15 , cost
$ 57,629 )
(e) (g)
...................... 58,844 790
Total Preferred Stocks — 0.0%
(Cost: $ 77,238 ) ................................. 28,396
Total Preferred Securities — 0 .6%
(Cost: $ 6,121,173 ) ............................... 6,537,356
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 13.7%
Uniform Mortgage-Backed Securities
(s)
5.00% , 04/25/55 ................... 108,675 106,506,985
5.50% , 04/25/55 ................... 53,275 53,204,182
Total U.S. Government Sponsored Agency Securities — 13 .7%
(Cost: $ 159,992,014 ) .............................. 159,711,167
Security
Shares
Shares Value
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International ( Issued/
Exercisable 07/14/22 , 1 Share for 1 Warrant,
Expires 04/26/27 , Strike Price USD 10.00 )
(e) (f)
690 $ —
Total Warrants — 0.0%
(Cost: $ — ) ..................................... —
Total Long-Term Investments — 97.5%
(Cost: $ 1,153,553,792 ) ............................ 1,138,353,120
Short-Term Securities
Money Market Funds — 1.5%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.22%
(q) (t)
................... 17,980,771 17,980,771
Total Money Market Funds — 1 .5%
(Cost: $ 17,980,771 ) ............................... 17,980,771
Par (000)
Pa r (000)
U.S. Treasury Obligations — 13.5%
U.S. Treasury Bills 4.25% , 04/01/25
(u)
....... USD 157,000 157,000,000
Total U.S. Treasury Obligations — 13 .5%
(Cost: $ 157,000,000 ) .............................. 157,000,000
Total Short-Term Securities — 15.0%
(Cost: $ 174,980,771 ) .............................. 174,980,771
Total Options Purchased — 0.0%
( Cost: $ 1,110,077 ) ............................... 183,663
Total Investments Before Options Written — 112 .5%
(Cost: $ 1,329,644,640 ) ............................ 1,313,517,554
Total Options Written — (0.0) %
(Premium Received — $ (621,598) ) .................... (104,950)
Total Investments Net of Options Written — 112 .5%
(Cost: $ 1,329,023,042 ) ............................ 1,313,412,604
Liabilities in Excess of Other Assets — (12.5) % ............ (145,625,968)
Net Assets — 100.0% ...............................
$ 1,167,786,636

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Income Fund
Schedules of Investments
45
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Non-income producing security.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $190,550, representing less than 0.05% of its net assets as of period end, and an original cost of $91,937.
(h)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(i)
Perpetual security with no stated maturity date.
(j)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)
Issuer filed for bankruptcy and/or is in default.
(l)
Convertible security.
(m)
Zero-coupon bond.
(n)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)
Rounds to less than 1,000.
(p)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(q)
Affiliate of the Fund.
(r)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(s)
Represents or includes a TBA transaction.
(t)
Annualized 7-day yield as of period end.
(u)
Rates are discount rates or a range of discount rates as of period end.
Affiliated Issuer
Value at
09/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/25
Shares
Held at
03/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 22,559,723 $ — $ (4,578,952)
(a)
$ — $ — $ 17,980,771 17,980,771 $ 1,327,454 $ —
iShares AAA CLO Active ETF . 5,197,000 10,363,000 — — (26,000) 15,534,000 300,000 341,669 3,675
iShares Floating Rate Bond
ETF ................ 15,724,352 — — — 3,081 15,727,433 308,079 408,061 —
$ — $ (22,919) $ 49,242,204 $ 2,077,184 $ 3,675
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Income Fund
46
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10-Year Note ................................................... 96 06/18/25 $ 10,697 $ 77,917
U.S. Treasury 10-Year Ultra Note ............................................... 354 06/18/25 40,505 530,861
U.S. Treasury Long Bond ..................................................... 570 06/18/25 67,100 1,389,823
U.S. Treasury Ultra Bond ..................................................... 278 06/18/25 34,168 467,554
U.S. Treasury 2-Year Note .................................................... 204 06/30/25 42,277 212,977
U.S. Treasury 5-Year Note .................................................... 3,993 06/30/25 432,336 3,809,929
6,489,061
Short Contracts
U.S. Treasury 10-Year Note ................................................... 931 06/18/25 103,734 (1,511,140)
U.S. Treasury 10-Year Ultra Note ............................................... 501 06/18/25 57,325 (862,177)
U.S. Treasury Long Bond ..................................................... 448 06/18/25 52,738 (1,038,483)
U.S. Treasury Ultra Bond ..................................................... 639 06/18/25 78,537 (1,133,305)
U.S. Treasury 2-Year Note .................................................... 222 06/30/25 46,008 (263,612)
U.S. Treasury 5-Year Note .................................................... 26 06/30/25 2,815 (25,333)
(4,834,050)
$ 1,655,011
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 581,986 USD 628,848 UBS AG 04/16/25 $ 924
USD 65,780 EUR 60,000 Bank of America NA 04/16/25 854
USD 211,666 EUR 194,150 BNP Paribas SA 04/16/25 1,575
USD 48,116,596 EUR 44,070,000 Deutsche Bank AG 04/16/25 428,123
USD 8,325,169 GBP 6,440,000 Morgan Stanley & Co. International plc 04/16/25 6,572
USD 635,329 EUR 579,000 Barclays Bank plc 06/18/25 6,514
USD 370,062 EUR 340,000 JPMorgan Chase Bank NA 06/18/25 809
445,371
EUR 40,000 USD 43,419 BNP Paribas SA 04/16/25 (135)
EUR 1,170,000 USD 1,267,633 UBS AG 04/16/25 (1,567)
USD 1,469,117 EUR 1,359,177 Bank of America NA 04/16/25 (1,659)
USD 1,189,137 EUR 1,143,560 Barclays Bank plc 04/16/25 (48,317)
USD 5,809,262 EUR 5,644,573 UBS AG 04/16/25 (298,772)
(350,450)
$ 94,921
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
3-mo. SOFR ............................... 4,198 06/13/25 USD 97.00 USD 1,049,500 $ 183,663

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Income Fund
Schedules of Investments
47
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
3-mo. SOFR ................................ 4,198 06/13/25 USD 97.50 USD 1,049,500 $ (104,950)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
43.V1 ........... 5 .00 % Quarterly 12/20/29 B+ USD 14,825 $ 816,069 $ 891,313 $ (75,244)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ADLER Real Estate GmbH 5 .00 % Quarterly
Goldman Sachs
International 06/20/26 CCC+ EUR 100 $ 1,319 $ (1,988) $ 3,307
Forvia SE ........... 5 .00 Quarterly
Goldman Sachs
International 06/20/29 BB- EUR 83 5,681 8,215 (2,534)
Altice France SA ...... 5 .00 Quarterly Deutsche Bank AG 12/20/29 CC EUR 129 (26,674) (23,429) (3,245)
Forvia SE ........... 5 .00 Quarterly
Goldman Sachs
International 12/20/29 BB- EUR 60 3,344 4,098 (754)
Forvia SE ........... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BB- EUR 100 5,574 6,497 (923)
iTraxx Europe Crossover
Index Series 42.V2 20-
35% ............ 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 192 22,092 25,759 (3,667)
SES SA ............ 1 .00 Quarterly Bank of America NA 12/20/29 NR EUR 47 (3,096) (3,603) 507
SES SA ............ 1 .00 Quarterly Barclays Bank plc 12/20/29 NR EUR 48 (3,161) (3,330) 169
$ 5,079 $ 12,219 $ (7,140)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Income Fund
48
Derivative Financial Instruments Categorized by Risk Exposure
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination Barclays Bank plc 06/20/25 USD 1,500 $ (7,734) $ (7,226) $ (508)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination BNP Paribas SA 06/20/25 USD 5,050 122,677 (18,841) 141,518
$ 114,943 $ (26,067) $ 141,010
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .33%
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 891,313 $ — $ — $ (75,244) $ —
OTC Swaps ..................................................... 44,569 (58,417) 145,501 (11,631) —
Options Written ................................................... N/A N/A 516,648 — (104,950)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 6,489,061 $ — $ 6,489,061
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 445,371 — — 445,371
Options purchased
Investments at value — unaffiliated
(b)
............ — — — — 183,663 — 183,663
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 48,552 — — 141,518 — 190,070
$ — $ 48,552 $ — $ 445,371 $ 6,814,242 $ — $ 7,308,165

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Income Fund
Schedules of Investments
49
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 4,834,050 $ — $ 4,834,050
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 350,450 — — 350,450
Options written
Options written at value ..................... — — — — 104,950 — 104,950
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 75,244 — — — — 75,244
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 43,473 — — 26,575 — 70,048
$ — $ 118,717 $ — $ 350,450 $ 4,965,575 $ — $ 5,434,742
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes options purchased at value as reported in the Schedule of Investments.
For the period ended March 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ (92,081) $ — $ (2,043,565) $ — $ (2,135,646)
Forward foreign currency exchange contracts .... — — — 695,268 — — 695,268
Options purchased
(a)
..................... — — (603,098) — (223,625) — (826,723)
Options written ........................ — — 153,661 — — — 153,661
Swaps .............................. — 663,649 — — (44,711) — 618,938
$ — $ 663,649 $ (541,518) $ 695,268 $ (2,311,901) $ — $ (1,494,502)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ 99,481 $ — $ 891,405 $ — $ 990,886
Forward foreign currency exchange contracts .... — — — 669,338 — — 669,338
Options purchased
(b)
..................... — — — — (2,754,937) — (2,754,937)
Options written ........................ — — — — 1,443,063 — 1,443,063
Swaps .............................. — (82,911) — — 42,918 — (39,993)
$ — $ (82,911) $ 99,481 $ 669,338 $ (377,551) $ — $ 308,357
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 616,010,679
Average notional value of contracts — short ................................................................................. 362,484,031
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 63,861,945
Average amounts sold — in USD ........................................................................................ 1,136,893
Options
Average value of option contracts purchased ................................................................................ 301,732
Average value of option contracts written ................................................................................... 183,663
Credit default swaps
Average notional value — buy protection ................................................................................... 88,565
Average notional value — sell protection ................................................................................... 8,331,227
Total return swaps
Average notional value ............................................................................................... 6,550,000

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Income Fund
50
Derivative Financial Instruments — Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 265,733 $ 484,100
Forward f oreign currency exchange contracts ................................................................. 445,371 350,450
Options
(a)
......................................................................................... 183,663 104,950
Swaps — centrally cleared .............................................................................. — 77,523
Swaps — OTC
(b)
..................................................................................... 190,070 70,048
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 1,084,837 $ 1,087,071
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(449,396) (666,573)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 635,441 $ 420,498
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Bank of America NA .............................. $ 1,361 $ (1,361) $ — $ — $ —
Barclays Bank plc ................................ 6,683 (6,683) — — —
BNP Paribas SA ................................. 168,852 (22,643) — — 146,209
Deutsche Bank AG ............................... 428,123 (26,674) — — 401,449
Goldman Sachs International ........................ 15,620 (5,276) — — 10,344
JPMorgan Chase Bank NA .......................... 7,306 (923) — — 6,383
Morgan Stanley & Co. International plc .................. 6,572 — — — 6,572
UBS AG ...................................... 924 (924) — — —
$ 635,441 $ (64,484) $ — $ — $ 570,957
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(b)(d)
Bank of America NA .............................. $ 5,262 $ (1,361) $ — $ — $ 3,901
Barclays Bank plc ................................ 59,381 (6,683) — — 52,698
BNP Paribas SA ................................. 22,643 (22,643) — — —
Deutsche Bank AG ............................... 26,674 (26,674) — — —
Goldman Sachs International ........................ 5,276 (5,276) — — —
JPMorgan Chase Bank NA .......................... 923 (923) — — —
UBS AG ...................................... 300,339 (924) — — 299,415
$ 420,498 $ (64,484) $ — $ — $ 356,014
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default.

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Income Fund
Schedules of Investments
51
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 288,600,900 $ — $ 288,600,900
Common Stocks
Banks ............................................... — 12,638 — 12,638
Broadline Retail ........................................ — — — —
Building Products ....................................... 8,901 — — 8,901
Commercial Services & Supplies ............................. — — 12,064 12,064
Construction & Engineering ................................ — 6,369 — 6,369
Diversified Telecommunication Services ........................ — — 2 2
Entertainment ......................................... 22,769 — — 22,769
Financial Services ...................................... — — 565,300 565,300
Health Care Providers & Services ............................ — 44,904 — 44,904
Hotels, Restaurants & Leisure .............................. 27,767 — — 27,767
Life Sciences Tools & Services .............................. 29,178 — — 29,178
Machinery ............................................ — — — —
Media ............................................... — 144,856 — 144,856
Metals & Mining ........................................ 36,314 — — 36,314
Specialized REITs ...................................... 63,185 — — 63,185
Trading Companies & Distributors ............................ — — 56,860 56,860
Corporate Bonds
Aerospace & Defense .................................... — 11,902,390 — 11,902,390
Air Freight & Logistics .................................... — 37,972 — 37,972
Automobile Components .................................. — 4,258,669 — 4,258,669
Automobiles .......................................... — 6,602,618 — 6,602,618
Banks ............................................... — 116,862,809 — 116,862,809
Biotechnology ......................................... — 631,012 — 631,012
Broadline Retail ........................................ — 855,688 — 855,688
Building Products ....................................... — 1,835,393 — 1,835,393
Capital Markets ........................................ — 61,402,623 — 61,402,623
Chemicals ............................................ — 6,249,151 — 6,249,151
Commercial Services & Supplies ............................. — 4,319,598 — 4,319,598
Communications Equipment ................................ — 137,840 — 137,840
Construction & Engineering ................................ — 1,690,762 — 1,690,762
Consumer Finance ...................................... — 5,014,173 — 5,014,173
Consumer Staples Distribution & Retail ........................ — 1,914,349 — 1,914,349
Containers & Packaging .................................. — 1,897,802 — 1,897,802
Distributors ........................................... — 185,985 — 185,985
Diversified Consumer Services .............................. — 995,490 — 995,490
Diversified REITs ....................................... — 7,531,911 — 7,531,911
Diversified Telecommunication Services ........................ — 5,897,562 — 5,897,562
Electric Utilities ........................................ — 11,978,754 — 11,978,754
Electrical Equipment ..................................... — 76,157 — 76,157
Electronic Equipment, Instruments & Components ................. — 198,661 — 198,661
Energy Equipment & Services .............................. — 906,883 — 906,883
Entertainment ......................................... — 153,492 — 153,492
Financial Services ...................................... — 13,662,975 — 13,662,975
Food Products ......................................... — 1,573,803 — 1,573,803
Gas Utilities ........................................... — 262,121 — 262,121
Ground Transportation ................................... — 2,176,107 — 2,176,107
Health Care Equipment & Supplies ........................... — 624,828 — 624,828
Health Care Providers & Services ............................ — 9,334,639 — 9,334,639
Health Care REITs ...................................... — 322,632 — 322,632
Hotel & Resort REITs .................................... — 474,127 — 474,127
Hotels, Restaurants & Leisure .............................. — 9,541,867 — 9,541,867
Household Durables ..................................... — 8,799,984 — 8,799,984
Household Products ..................................... — 21,907 — 21,907

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Income Fund
52
Level 1 Level 2 Level 3 Total
Independent Power and Renewable Electricity Producers ............ $ — $ 1,486,308 $ — $ 1,486,308
Insurance ............................................ — 12,763,533 — 12,763,533
Interactive Media & Services ............................... — 444,451 — 444,451
IT Services ........................................... — 1,813,820 273,878 2,087,698
Life Sciences Tools & Services .............................. — 17,277 — 17,277
Machinery ............................................ — 1,398,136 — 1,398,136
Media ............................................... — 11,660,902 — 11,660,902
Metals & Mining ........................................ — 7,966,576 — 7,966,576
Mortgage Real Estate Investment Trusts (REITs) .................. — 127,975 — 127,975
Multi-Utilities .......................................... — 4,347,335 — 4,347,335
Office REITs .......................................... — 105,167 — 105,167
Oil, Gas & Consumable Fuels ............................... — 32,954,849 — 32,954,849
Paper & Forest Products .................................. — 867,630 — 867,630
Passenger Airlines ...................................... — 962,924 — 962,924
Personal Care Products .................................. — 168,719 — 168,719
Pharmaceuticals ....................................... — 4,077,203 — 4,077,203
Professional Services .................................... — 321,475 — 321,475
Real Estate Management & Development ....................... — 6,358,150 — 6,358,150
Retail REITs .......................................... — 57,490 — 57,490
Semiconductors & Semiconductor Equipment .................... — 7,706,554 — 7,706,554
Software ............................................. — 10,761,111 — 10,761,111
Specialized REITs ...................................... — 7,571,299 — 7,571,299
Specialty Retail ........................................ — 4,728,568 — 4,728,568
Technology Hardware, Storage & Peripherals .................... — 144,230 — 144,230
Textiles, Apparel & Luxury Goods ............................ — 862,083 — 862,083
Tobacco ............................................. — 11,955,227 — 11,955,227
Trading Companies & Distributors ............................ — 646,100 — 646,100
Transportation Infrastructure ............................... — 1,285,662 — 1,285,662
Wireless Telecommunication Services ......................... — 9,491,681 — 9,491,681
Fixed Rate Loan Interests
Health Care Technology .................................. — 275,450 — 275,450
Media ............................................... — — 106,197 106,197
Software ............................................. — — 478,988 478,988
Floating Rate Loan Interests
Aerospace & Defense .................................... — 4,702,353 — 4,702,353
Automobile Components .................................. — 2,528,493 — 2,528,493
Automobiles .......................................... — — 338,159 338,159
Beverages ........................................... — 496,136 — 496,136
Biotechnology ......................................... — 649,314 — 649,314
Broadline Retail ........................................ — 1,012,560 116,297 1,128,857
Building Products ....................................... — 2,008,425 217,455 2,225,880
Capital Markets ........................................ — 3,506,066 263,025 3,769,091
Chemicals ............................................ — 5,364,816 474,691 5,839,507
Commercial Services & Supplies ............................. — 7,495,963 629,051 8,125,014
Communications Equipment ................................ — 573,475 — 573,475
Construction & Engineering ................................ — 1,667,466 — 1,667,466
Construction Materials .................................... — 2,709,784 93,854 2,803,638
Consumer Staples Distribution & Retail ........................ — 392,477 — 392,477
Containers & Packaging .................................. — 2,428,155 — 2,428,155
Distributors ........................................... — 282,270 — 282,270
Diversified Consumer Services .............................. — 2,128,333 — 2,128,333
Diversified REITs ....................................... — 153,821 — 153,821
Diversified Telecommunication Services ........................ — 3,661,811 — 3,661,811
Electric Utilities ........................................ — 768,893 — 768,893
Electrical Equipment ..................................... — 830,405 — 830,405
Electronic Equipment, Instruments & Components ................. — 529,024 — 529,024
Energy Equipment & Services .............................. — 101,586 — 101,586
Entertainment ......................................... — 4,579,990 — 4,579,990
Financial Services ...................................... — 6,009,671 — 6,009,671
Food Products ......................................... — 2,280,060 — 2,280,060
Gas Utilities ........................................... — 400,758 — 400,758
Ground Transportation ................................... — 1,586,225 — 1,586,225
Health Care Equipment & Supplies ........................... — 820,682 — 820,682
Health Care Providers & Services ............................ — 4,768,886 304,987 5,073,873
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Income Fund
Schedules of Investments
53
Level 1 Level 2 Level 3 Total
Health Care Technology .................................. $ — $ 2,812,673 $ 653,740 $ 3,466,413
Hotels, Restaurants & Leisure .............................. — 10,297,612 — 10,297,612
Household Durables ..................................... — 1,766,891 — 1,766,891
Independent Power and Renewable Electricity Producers ............ — 945,879 — 945,879
Industrial Conglomerates .................................. — 1,035,241 — 1,035,241
Insurance ............................................ — 8,184,816 — 8,184,816
Interactive Media & Services ............................... — 507,664 — 507,664
IT Services ........................................... — 6,458,041 78,605 6,536,646
Leisure Products ....................................... — — 91,609 91,609
Life Sciences Tools & Services .............................. — 508,024 — 508,024
Machinery ............................................ — 7,403,457 443,441 7,846,898
Media ............................................... — 3,894,658 94,171 3,988,829
Multi-Utilities .......................................... — 600,323 — 600,323
Oil, Gas & Consumable Fuels ............................... — 1,654,878 — 1,654,878
Passenger Airlines ...................................... — 2,077,726 — 2,077,726
Personal Care Products .................................. — 3,059,250 — 3,059,250
Pharmaceuticals ....................................... — 2,250,283 219,572 2,469,855
Professional Services .................................... — 5,023,969 624,535 5,648,504
Real Estate Management & Development ....................... — 133,869 — 133,869
Semiconductors & Semiconductor Equipment .................... — 587,443 — 587,443
Software ............................................. — 13,909,164 1,750,327 15,659,491
Specialty Retail ........................................ — 1,254,527 — 1,254,527
Trading Companies & Distributors ............................ — 1,865,099 262,243 2,127,342
Transportation Infrastructure ............................... — 1,476,888 173,322 1,650,210
Wireless Telecommunication Services ......................... — 644,511 — 644,511
Foreign Agency Obligations ................................. — 9,537,427 — 9,537,427
Foreign Government Obligations .............................. — 36,189,137 — 36,189,137
Investment Companies .................................... 35,111,633 — — 35,111,633
Non-Agency Mortgage-Backed Securities ........................ — 7,494,843 — 7,494,843
Other Interests .......................................... — — — —
Preferred Securities
Aerospace & Defense .................................... 96,984 — — 96,984
Banks ............................................... — 5,928,130 — 5,928,130
Commercial Services & Supplies ............................. — 27,606 — 27,606
Electric Utilities ........................................ — 226,601 — 226,601
Independent Power and Renewable Electricity Producers ............ — 167,079 — 167,079
Oil, Gas & Consumable Fuels ............................... — 54,935 — 54,935
Semiconductors & Semiconductor Equipment .................... 35,231 — — 35,231
U.S. Government Sponsored Agency Securities .................... — 159,711,167 — 159,711,167
Warrants .............................................. — — — —
Short-Term Securities
Money Market Funds ...................................... 17,980,771 — — 17,980,771
U.S. Treasury Obligations ................................... — 157,000,000 — 157,000,000
Options Purchased
Interest rate contracts ...................................... 183,663 — — 183,663
Unfunded Floating Rate Loan Interests
(a)
........................... — 585 — 585
Liabilities
Unfunded Floating Rate Loan Interests
(a)
........................... — (1,148) — (1,148)
$ 53,596,396 $ 1,251,597,432 $ 8,322,373 $ 1,313,516,201
Investments valued at NAV
(b)
...................................... 790
$ 1,313,516,991
Derivative Financial Instruments
(c)
Assets
Credit contracts ........................................... $ — $ 3,983 $ — $ 3,983
Foreign currency exchange contracts ............................ — 445,371 — 445,371
Interest rate contracts ....................................... 6,489,061 141,518 — 6,630,579
Liabilities
Credit contracts ........................................... — (86,367) — (86,367)
Foreign currency exchange contracts ............................ — (350,450) — (350,450)
Interest rate contracts ....................................... (4,939,000) (508) — (4,939,508)
$ 1,550,061 $ 153,547 $ — $ 1,703,608
Fair Value Hierarchy as of Period End (continued)

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Income Fund
54
See notes to financial statements.
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Schedule of Investments
(unaudited)
March 31, 2025
BlackRock Mortgage-Backed Securities Fund
Schedules of Investments
55
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 2.1%
(a)
BBCMS Mortgage Trust, Series 2018-TALL,
Class A, (1-mo. CME Term SOFR at 0.87%
Floor + 0.92%), 5.24%, 03/15/37
(b)
....... USD 195 $ 184,781
BFLD Commercial Mortgage Trust, Series 2024-
UNIV, Class A, (1-mo. CME Term SOFR at
1.49% Floor + 1.49%), 5.81%, 11/15/41
(b)
.. 150 149,812
BX Commercial Mortgage Trust, Series 2025-
SPOT, Class A, (1-mo. CME Term SOFR at
1.44% Floor + 1.44%), 5.76%, 04/15/40
(b)
.. 352 351,780
BX Trust
(b)
Series 2024-VLT4, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.81%,
07/15/29 ...................... 110 109,450
Series 2025-VLT6, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.76%,
03/15/42 ...................... 820 815,900
Houston Galleria Mall Trust, Series 2025-HGLR,
Class A, 5.46%, 02/05/45
(b)
............ 395 400,101
INTOWN Mortgage Trust, Series 2025-STAY,
Class A, (1-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 5.65%, 03/15/42
(b)
....... 429 425,783
IRV Trust, Series 2025-200P, Class A, 5.29%,
03/14/47
(b)
....................... 700 697,414
J.P. Morgan Chase Commercial Mortgage
Securities Trust, Series 2025-BHR5, Class
A, (1-mo. CME Term SOFR at 1.69% Floor +
1.69%), 5.99%, 03/15/40
(b)
............ 211 209,418
NJ 2025-WBRK, Series 2025-WBRK, Class A,
5.87%, 03/05/35 ................... 255 261,675
NYC Commercial Mortgage Trust, Series 2025-
3BP, Class A, (1-mo. CME Term SOFR at
1.21% Floor + 1.21%), 5.53%, 02/15/42
(b)
.. 565 557,970
PRM5 Trust, Series 2025-PRM5, Class A, 4.17%,
03/10/33
(b)
....................... 534 524,330
TCO Commercial Mortgage Trust, Series 2024-
DPM, Class A, (1-mo. CME Term SOFR at
1.24% Floor + 1.24%), 5.56%, 12/15/39
(b)
.. 655 653,362
WEST Trust, Series 2025-ROSE, Class A,
5.45%, 04/10/30
(b)
.................. 266 267,174
5,608,950
Total Non-Agency Mortgage-Backed Securities — 2 .1%
(Cost: $ 5,619,286 ) ............................... 5,608,950
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 14.8%
Federal Home Loan Mortgage Corp.
Series 3745 , Class ZA , 4.00% , 10/15/40 ... 355 338,490
Series 3780 , Class ZA , 4.00% , 12/15/40 ... 1,231 1,166,778
Series 4161 , Class BW , 2.50% , 02/15/43 ... 500 436,896
Series 4384 , Class LB , 3.50% , 08/15/43 ... 862 840,468
Federal Home Loan Mortgage Corp. Seasoned
Credit Risk Transfer Trust , Series 2018-4 ,
Class MA , 3.50% , 03/25/58 ............ 397 380,491
Federal Home Loan Mortgage Corp. Seasoned
Credit Risk Transfer Trust Variable
Rate Notes , Series 2018-3 , Class MA ,
3.50% , 08/25/57
(b)
.................. 346 331,924
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(b)
Series 413 , Class F26 , (SOFR 30 day
Average at 1.20% Floor and 7.00% Cap +
1.20%), 5.54% , 05/25/54 ........... 587 590,898
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 5386 , Class FD , (SOFR 30 day
Average at 1.25% Floor and 7.00% Cap +
1.25%), 5.59% , 03/25/54 ........... USD 1,846 $ 1,859,391
Series 5443 , Class FA , (SOFR 30 day
Average at 1.20% Floor and 7.00% Cap +
1.20%), 5.54% , 08/25/54 ........... 869 872,403
Series 5458 , Class PF , (SOFR 30 day
Average at 1.00% Floor and 7.00% Cap +
1.00%), 5.34% , 09/25/54 ........... 280 279,353
Series 5468 , Class FM , (SOFR 30 day
Average at 1.20% Floor and 6.50% Cap +
1.20%), 5.54% , 11/25/54 ............ 821 819,909
Series 5468 , Class MF , (SOFR 30 day
Average at 1.30% Floor and 6.50% Cap +
1.30%), 5.64% , 11/25/54 ............ 635 635,645
Federal National Mortgage Association
Series 1996-48 , Class Z , 7.00% , 11/25/26 .. 3 2,670
Series 2011-8 , Class ZA , 4.00% , 02/25/41 .. 627 601,295
Series 2017-76 , Class PB , 3.00% , 10/25/57 . 1,125 822,999
Series 2022-25 , Class KL , 4.00% , 05/25/52 . 200 181,206
Federal National Mortgage Association Variable
Rate Notes
(b)
Series 2018-32 , Class PS , (SOFR 30 day
Average at 0.00% Floor and 7.23% Cap +
7.10%), 2.04% , 05/25/48 ........... 974 852,165
Series 2023-46 , Class FA , (SOFR 30 day
Average at 1.30% Floor and 7.00% Cap +
1.30%), 5.64% , 10/25/53 ........... 1,168 1,177,601
Series 2023-56 , Class FA , (SOFR 30 day
Average at 1.40% Floor and 7.00% Cap +
1.40%), 5.74% , 11/25/53 ............ 217 218,858
Series 2024-30 , Class FC , (SOFR 30 day
Average at 1.05% Floor and 7.00% Cap +
1.05%), 5.39% , 06/25/54 ........... 4,648 4,654,249
Series 2024-38 , Class FE , (SOFR 30 day
Average at 1.05% Floor and 7.00% Cap +
1.05%), 5.39% , 06/25/54 ........... 5,297 5,303,379
Series 2024-48 , Class FC , (SOFR 30 day
Average at 1.10% Floor and 7.00% Cap +
1.10%), 5.44% , 07/25/54 ........... 758 759,652
Series 2024-54 , Class FD , (SOFR 30 day
Average at 1.25% Floor and 7.00% Cap +
1.25%), 5.59% , 08/25/54 ........... 633 635,540
Series 2024-83 , Class FA , (SOFR 30 day
Average at 1.15% Floor and 6.50% Cap +
1.15%), 5.49% , 10/25/54 ........... 939 936,426
Government National Mortgage Association
Series 2015-79 , Class MY , 3.50% , 05/20/45 . 3,278 2,906,688
Series 2015-106 , Class DY , 3.50% , 07/20/45 2,411 2,057,930
Series 2016-123 , Class LM , 3.00% , 09/20/46 400 336,681
Government National Mortgage Association
Variable Rate Notes
(b)
Series 2009-31 , Class PT , 3.40% , 05/20/39 . 109 113,506
Series 2014-107 , Class WX , 6.57% , 07/20/39 365 376,986
Series 2015-55 , Class A , 5.39% , 03/16/36 .. 3,704 3,816,456
Series 2015-187 , Class C , 5.38% , 03/20/41 . 4,769 4,911,512
39,218,445
Interest Only Collateralized Mortgage Obligations — 4.3%
Federal Home Loan Mortgage Corp.
Series 5052 , Class KI , 4.00% , 12/25/50 .... 10,506 2,135,933
Series 5119 , Class IC , 4.00% , 06/25/51 .... 1,523 327,695
Federal Home Loan Mortgage Corp. Variable
Rate Notes , Series 4941 , Class SH , (SOFR
30 day Average at 0.00% Floor and 5.95%
Cap + 5.84%), 1.50% , 12/25/49
(b)
........ 1,158 125,894

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Mortgage-Backed Securities Fund
56
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interest Only Collateralized Mortgage Obligations (continued)
Federal National Mortgage Association
Series 2013-10 , Class PI , 3.00% , 02/25/43 . USD 54 $ 6,564
Series 2020-27 , Class IJ , 4.50% , 05/25/50 .. 2,705 528,676
Series 2020-32 , 4.00% , 05/25/50 ........ 796 171,014
Series 2020-32 , Class PI , 4.00% , 05/25/50 . 792 170,084
Series 2021-23 , Class CI , 3.50% , 07/25/46 . 681 123,728
Series 2021-41 , 3.50% , 07/25/51 ........ 1,308 231,869
Federal National Mortgage Association Variable
Rate Notes , Series 2015-66 , Class AS ,
(SOFR 30 day Average at 0.00% Floor and
6.25% Cap + 6.14%), 1.80% , 09/25/45
(b)
... 2,201 126,450
Government National Mortgage Association
Series 2020-146 , Class DI , 2.50% , 10/20/50 1,444 206,388
Series 2020-149 , Class IA , 2.50% , 10/20/50 . 16,074 2,327,104
Series 2020-175 , Class DI , 2.50% , 11/20/50 . 490 71,668
Series 2020-185 , Class MI , 2.50% , 12/20/50 1,856 262,443
Series 2021-104 , Class IH , 3.00% , 06/20/51 1,119 188,842
Series 2021-111 , Class QI , 3.00% , 06/20/51 . 812 137,984
Series 2021-149 , Class KI , 3.00% , 08/20/51 . 1,805 285,995
Series 2021-159 , Class IH , 3.00% , 09/20/51 7,059 1,128,059
Series 2022-5 , Class LI , 3.50% , 01/20/52 .. 319 58,592
Series 2022-78 , Class D , 3.00% , 08/20/51 .. 8,863 1,498,698
Series 2022-127 , Class IA , 3.50% , 03/20/52 . 6,408 1,078,116
Government National Mortgage Association
Variable Rate Notes
(b)
Series 2017-101 , Class SL , (1-mo. CME Term
SOFR at 0.00% Floor and 6.20% Cap +
6.09%), 1.77% , 07/20/47 ........... 913 111,221
Series 2024-6 , Class ES , (SOFR 30 day
Average at 0.00% Floor and 6.05% Cap +
6.05%), 1.71% , 07/20/53 ........... 2,870 245,504
11,548,521
Interest Only Commercial Mortgage-Backed Securities — 0.2%
(b)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates Variable
Rate Notes
Series K116 , Class X1 , 1.42% , 07/25/30 ... 1,111 66,068
Series K119 , Class X1 , 0.92% , 09/25/30 ... 1,771 72,616
Series K122 , Class X1 , 0.87% , 11/25/30 ... 2,728 108,156
Government National Mortgage Association
Variable Rate Notes
Series 2016-151 , 0.88% , 06/16/58 ....... 5,262 226,703
Series 2017-61 , 0.70% , 05/16/59 ........ 1,086 39,667
513,210
Mortgage-Backed Securities — 155.5%
Federal Home Loan Mortgage Corp.
3.00% , 06/01/35 - 07/01/35 ............ 399 375,854
3.50% , 07/01/26 - 09/01/26 ............ 2 2,166
4.00% , 06/01/25 - 05/01/26 ............ 9 9,435
5.00% , 05/01/35 - 12/01/38 ............ 33 33,369
5.65% , 05/01/37 - 12/01/37 ............ 534 548,334
5.75% , 08/01/37 - 12/01/37 ............ 684 705,116
7.50% , 03/01/27 ................... —
(c)
8
Federal National Mortgage Association
3.50% , 11/01/46 ................... 550 518,398
4.45% , 03/01/36 - 06/01/36 ............ 349 345,507
4.94% , 01/01/35 - 05/01/35 ............ 131 130,594
5.00% , 04/01/36 ................... 71 70,190
5.20% , 08/01/34 - 09/01/34 ............ 154 153,088
5.25% , 08/01/37 - 09/01/37 ............ 334 331,579
5.54% , 01/01/35 ................... 54 53,775
5.75% , 04/01/37 ................... 237 233,701
5.80% , 07/01/34 ................... 35 34,711
5.94% , 09/01/34 ................... 52 51,713
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
6.50% , 09/01/28 - 02/01/31 ............ USD 341 $ 345,972
Government National Mortgage Association
2.00% , 02/20/51 - 10/20/51 ............ 11,679 9,310,073
2.00% , 04/15/55
(d)
.................. 196 160,270
2.50% , 11/20/40 - 11/20/51 ............ 9,184 7,767,766
2.50% , 04/15/55
(d)
.................. 876 747,090
3.00% , 05/15/42 - 10/20/51 ............ 12,480 11,060,524
3.50% , 04/15/41 - 09/20/51 ............ 25,905 24,157,728
3.50% , 04/15/55
(d)
.................. 4,974 4,550,845
4.00% , 10/20/41 - 05/20/51 ............ 12,699 12,103,720
4.00% , 04/15/55
(d)
.................. 71 66,459
4.50% , 12/15/34 - 05/20/50 ............ 6,670 6,525,746
4.50% , 04/15/55
(d)
.................. 55 52,766
5.00% , 09/15/28 - 05/20/50 ............ 6,959 6,992,114
5.00% , 04/15/55
(d)
.................. 196 192,774
5.50% , 03/15/32 - 04/20/53 ............ 4,069 4,147,591
5.50% , 04/15/55
(d)
.................. 18,350 18,387,712
5.64% , 04/15/37 - 06/15/37 ............ 873 907,431
5.65% , 05/20/37 - 10/20/37 ............ 400 408,965
5.75% , 08/20/37 - 12/20/37 ............ 271 276,761
5.80% , 11/15/36 - 03/15/37 ............ 770 801,225
6.00% , 03/20/28 - 01/20/55 ............ 7,440 7,704,092
6.00% , 04/15/55
(d)
.................. 278 282,140
6.50% , 09/20/27 - 01/20/55 ............ 13,894 14,442,364
6.50% , 04/15/55
(d)
.................. 62 63,466
7.00% , 08/20/25 - 05/20/27 ............ 1 847
7.50% , 10/20/25 - 07/20/54 ............ 584 609,630
8.00% , 07/15/25 - 05/15/30 ............ 3 2,520
Uniform Mortgage-Backed Securities
2.00% , 04/25/40 - 04/25/55
(d)
........... 25,661 22,123,698
2.00% , 07/01/51 - 02/01/52 ............ 19,298 15,402,186
2.00% , 08/01/52
(e)
.................. 28,408 22,622,417
2.50% , 04/25/40 - 04/25/55
(d)
........... 44,591 37,409,735
3.00% , 04/25/40 - 04/25/55
(d)
........... 20,317 17,753,164
3.00% , 03/01/43 - 06/01/44 ............ 2,891 2,600,042
3.50% , 04/25/40 - 04/25/55
(d)
........... 22,403 20,246,099
3.50% , 03/01/43 - 08/01/43 ............ 630 587,052
4.00% , 04/25/40 - 04/25/55
(d)
........... 6,039 5,645,792
4.00% , 01/01/45 - 10/01/52 ............ 6,392 6,000,684
4.50% , 04/25/40 - 05/25/55
(d)
........... 30,054 28,791,826
4.50% , 09/01/48 - 06/01/53 ............ 6,023 5,827,758
5.00% , 07/01/34 - 04/01/54 ............ 9,830 9,682,919
5.00% , 04/25/55
(d)
.................. 1,162 1,138,819
5.25% , 07/01/37 - 08/01/37 ............ 310 314,212
5.50% , 12/01/32 - 08/01/54 ............ 12,240 12,289,267
5.50% , 04/25/55
(d)
.................. 20,153 20,126,211
6.00% , 11/01/52 - 09/01/54 ............ 12,076 12,376,245
6.00% , 04/25/55 - 06/25/55
(d)
........... 15,124 15,355,508
6.50% , 08/01/35 - 09/01/54 ............ 5,426 5,622,466
6.50% , 04/25/55 - 06/25/55
(d)
........... 14,437 14,879,522
412,461,751
Principal Only Collateralized Mortgage Obligations — 0.8%
(f)
Federal National Mortgage Association , Series
2024-16 , 0.00% , 03/25/51 ............. 795 564,858
Government National Mortgage Association
Series 2022-195 , 0.00% , 11/20/52 ....... 148 115,190
Series 2023-130 , Class OD , 0.00% , 09/20/53 1,971 1,494,789
2,174,837
Total U.S. Government Sponsored Agency Securities — 175 .6%
(Cost: $ 476,336,587 ) .............................. 465,916,764
Total Long-Term Investments — 177.7%
(Cost: $ 481,955,873 ) .............................. 471,525,714

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Mortgage-Backed Securities Fund
Schedules of Investments
57
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.22%
(g) (h)
................... 373,988 $ 373,988
Total Short-Term Securities — 0 .1%
(Cost: $ 373,988 ) ................................. 373,988
Total Options Purchased — 0 .1%
( Cost: $ 286,603 ) ................................. 292,147
Total Investments Before TBA Sale Commitments — 177 .9%
(Cost: $ 482,616,464 ) .............................. 472,191,849
Par (000)
Pa r (000)
TBA Sale Commitments
(d)
Mortgage-Backed Securities — ( 41 .9 ) %
Government National Mortgage Association
2.00% , 04/15/55 ................... USD (111) (90,765)
2.50% , 04/15/55 ................... (52) (44,348)
3.00% , 04/15/55 ................... (4,750) (4,206,722)
3.50% , 04/15/55 ................... (14,502) (13,268,265)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
4.00% , 04/15/55 ................... USD (9,056) $ (8,476,833)
4.50% , 04/15/55 ................... (5,323) (5,106,753)
5.00% , 04/15/55 ................... (1,012) (995,344)
5.50% , 04/15/55 ................... (8,090) (8,106,626)
6.00% , 04/15/55 ................... (1,710) (1,735,464)
6.50% , 04/15/55 ................... (1,066) (1,091,209)
Uniform Mortgage-Backed Securities
2.00% , 04/25/40 - 04/25/55 ............ (489) (415,374)
2.50% , 04/25/40 - 04/25/55 ............ (480) (405,922)
3.00% , 04/25/40 - 04/25/55 ............ (255) (223,591)
3.50% , 04/25/40 - 04/25/55 ............ (40) (36,733)
4.00% , 04/25/40 - 04/25/55 ............ (57) (53,279)
4.50% , 04/25/40 - 06/25/55 ............ (42,239) (40,382,263)
5.00% , 04/25/55 ................... (71) (69,583)
5.50% , 04/25/55 ................... (30) (29,960)
6.00% , 04/25/55 - 06/25/55 ............ (4,395) (4,458,685)
6.50% , 04/25/55 - 06/25/55 ............ (21,446) (22,092,946)
Total TBA Sale Commitments — ( 41 .9 ) %
(Proceeds: $ (110,967,794) ) ......................... (111,290,665)
Total Investments Net of TBA Sale Commitments — 136 .0%
(Cost: $ 371,648,670 ) .............................. 360,901,184
Liabilities in Excess of Other Assets — (36.0) % ............ (95,576,348)
Net Assets — 100.0% ...............................
$ 265,324,836
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Rounds to less than 1,000.
(d)
Represents or includes a TBA transaction.
(e)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(f)
Zero-coupon bond.
(g)
Affiliate of the Fund.
(h)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
09/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/25
Shares
Held at
03/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 1,233,726 $ — $ (859,738)
(a)
$ — $ — $ 373,988 373,988 $ 50,733 $ —
— —
(a)
Represents net amount purchased (sold).

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Mortgage-Backed Securities Fund
58
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Short Contracts
U.S. Treasury 10-Year Note ................................................... 197 06/18/25 $ 21,950 $ (176,414)
U.S. Treasury 10-Year Ultra Note ............................................... 34 06/18/25 3,890 (55,838)
U.S. Treasury Long Bond ..................................................... 58 06/18/25 6,828 (53,803)
U.S. Treasury 2-Year Note .................................................... 17 06/30/25 3,523 (2,914)
U.S. Treasury 5-Year Note .................................................... 119 06/30/25 12,885 (62,715)
$ (351,684)
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.10% Annual Deutsche Bank AG 01/29/27 4 .10 % USD 1,618 $ 86,197
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.00% Annual Bank of America NA 03/29/27 4 .00 USD 456 22,546
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.91% Annual Barclays Bank plc 03/29/27 3 .91 USD 1,349 61,157
169,900
Put
10-Year Interest Rate Swap
(a)
4.10% Annual 1-day SOFR Annual Deutsche Bank AG 01/29/27 4 .10 USD 1,618 51,577
10-Year Interest Rate Swap
(a)
4.00% Annual 1-day SOFR Annual Bank of America NA 03/29/27 4 .00 USD 456 16,755
10-Year Interest Rate Swap
(a)
3.91% Annual 1-day SOFR Annual Barclays Bank plc 03/29/27 3 .91 USD 1,349 53,915
122,247
$ 292,147
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR Annual 3.31% Annual 10/02/34 USD 2,550 $ (106,430) $ — $ (106,430)
4.08% Annual 1-day SOFR Annual 10/02/34 USD 2,550 (59,173) — (59,173)
$ (165,603) $ — $ (165,603)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .33%
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
.......................................................... $ — $ — $ — $ (165,603)

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Mortgage-Backed Securities Fund
Schedules of Investments
59
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Options purchased
(a)
Investments at value — unaffiliated
(b)
............ $ — $ — $ — $ — $ 292,147 $ — $ 292,147
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(c)
...... $ — $ — $ — $ — $ 351,684 $ — $ 351,684
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(c)
. — — — — 165,603 — 165,603
$ — $ — $ — $ — $ 517,287 $ — $ 517,287
(a)
Includes forward settling swaptions.
(b)
Includes options purchased at value as reported in the Schedule of Investments.
(c)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ — $ — $ 1,046,256 $ — $ 1,046,256
Options purchased
(a)
..................... — — — — (526) — (526)
Swaps .............................. — — — — 3,819 — 3,819
$ — $ — $ — $ — $ 1,049,549 $ — $ 1,049,549
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ — $ — $ (364,797) $ — $ (364,797)
Options purchased
(b)
..................... — — — — 5,544 — 5,544
Swaps .............................. — — — — (81) — (81)
$ — $ — $ — $ — $ (359,334) $ — $ (359,334)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 3,700,969
Average notional value of contracts — short ................................................................................. 45,000,149
Options
Average notional value of swaption contracts purchased ......................................................................... 3,423,170
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... 2,550,000
Average notional value — receives fixed rate ................................................................................ 2,550,000

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Mortgage-Backed Securities Fund
60
Derivative Financial Instruments — Offsetting as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 3,582 $ 106,337
Options
(a) (b)
........................................................................................ 292,147 —
Swaps — centrally cleared .............................................................................. — 1,193
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 295,729 $ 107,530
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(3,582) (107,530)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 292,147 $ —
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes forward settling swaptions.
The following table presents the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(a)
Bank of America NA .............................. $ 39,301 $ — $ — $ — $ 39,301
Barclays Bank plc ................................ 115,072 — — — 115,072
Deutsche Bank AG ............................... 137,774 — — — 137,774
$ 292,147 $ — $ — $ — $ 292,147
(a)
Net amount represents the net amount receivable from the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Non-Agency Mortgage-Backed Securities ........................ $ — $ 5,608,950 $ — $ 5,608,950
U.S. Government Sponsored Agency Securities .................... — 465,916,764 — 465,916,764
Short-Term Securities
Money Market Funds ...................................... 373,988 — — 373,988
Options Purchased
Interest rate contracts ...................................... — 292,147 — 292,147
Liabilities
Investments
TBA Sale Commitments .................................... — (111,290,665) — (111,290,665)
$ 373,988 $ 360,527,196 $ — $ 360,901,184
Derivative Financial Instruments
(a)
Liabilities
Interest rate contracts ....................................... $ (351,684) $ (165,603) $ — $ (517,287)
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities
(unaudited)

March 31, 2025
61
Statements of Assets and Liabilities
BlackRock
Impact
Mortgage Fund
BlackRock
Income Fund
BlackRock
Mortgage-
Backed
Securities Fund
ASSETS
Investments, at value — unaffiliated
(a)
.......................................................... $ 490,743,531 $ 1,264,275,350 $ 471,817,861
Investments, at value — affiliated
(b)
............................................................ 3,556,595 49,242,204 373,988
Cash ............................................................................... 44,327 1,699,886 839
Cash pledged:
Collateral — TBA commitments ............................................................. 273,000 450,000 —
Futures contracts ...................................................................... 436,000 12,030,000 846,310
Centrally cleared swaps .................................................................. 6,000 1,164,790 5,000
Foreign currency, at value
(c)
................................................................. — 656,504 —
Receivables: – – –
Investment s sold ...................................................................... 1,225,154 1,294,924 —
Swaps   ............................................................................ 66 — 60
TBA sale commitments .................................................................. 182,928,065 — 110,967,794
Capital shares sold ..................................................................... 422,403 1,960,123 472,565
Dividends — unaffiliated ................................................................. — 9,298 —
Dividends — affiliated ................................................................... 15,504 59,467 7,206
Interest — unaffiliated ................................................................... 1,098,581 10,822,577 1,028,749
From the Manager ..................................................................... 28,079 28,217 24,334
Variation margin on futures contracts ......................................................... 2,566 265,733 3,582
Swap premiums paid ..................................................................... — 44,569 —
Unrealized appreciation on: – – –
Forward foreign currency exchange contracts ................................................... — 445,371 —
OTC swaps .......................................................................... — 145,501 —
Unfunded floating rate loan interests ......................................................... — 585 —
Prepaid e xpenses ....................................................................... 70,207 129,748 53,741
Total a ssets ...........................................................................
680,850,078 1,344,724,847 585,602,029
LIABILITIES
Cash received:
Collateral — repurchase agreements ......................................................... 4,000 — —
Collateral — TBA commitments ............................................................. 461,169 — —
Options written, at value
(d)
.................................................................. — 104,950 —
TBA sale commitments, at value
(e)
............................................................ 183,057,501 — 111,290,665
Reverse repurchase agreements, at value ....................................................... 31,818,544 — —
Payables: – – –
Investments purchased .................................................................. 200,820,248 170,892,297 207,974,929
Accounting services fees ................................................................. 25,438 167,230 22,223
Administration fees ..................................................................... 9,523 40,422 9,566
Capital shares redeemed ................................................................. 1,020,319 3,275,078 573,213
Custodian fees ........................................................................ 12,694 18,326 8,456
Income dividend distributions .............................................................. 372,132 400,791 125,567
Interest expense ...................................................................... 421 1,535 403
Investment advisory fees ................................................................. 57,183 447,911 45,383
Professional fees ...................................................................... 18,046 24,030 11,569
Registration fees ...................................................................... 44 9,305 7
Service and distribution fees ............................................................... 47,169 49,835 20,896
Transfer agent fees .................................................................... 181,288 505,585 65,923
Other accrued expenses ................................................................. 40,499 17,647 20,863
Variation margin on futures contracts ......................................................... 55,584 484,100 106,337
Variation margin on centrally cleared swaps .................................................... 1,320 77,523 1,193
Swap premiums received .................................................................. — 58,417 —
Unrealized depreciation on: – – –
Forward foreign currency exchange contracts ................................................... — 350,450 —
OTC swaps .......................................................................... — 11,631 —
Unfunded floating rate loan interests ......................................................... — 1,148 —
Total li abilities ..........................................................................
418,003,122 176,938,211 320,277,193
Commitments and contingent liabilities — — —
NET ASSETS ..........................................................................
$ 262,846,956 $ 1,167,786,636 $ 265,324,836

Statements of Assets and Liabilities
(unaudited) (continued)
March 31, 2025
2025
BlackRock Semi-Annual Financial Statements and Additional Information
62
See notes to financial statements.
BlackRock
Impact
Mortgage Fund
BlackRock
Income Fund
BlackRock
Mortgage-
Backed
Securities Fund
NET ASSETS CONSIST OF:
Paid-in capital .......................................................................... $ 387,620,071 $ 1,579,071,254 $ 415,942,780
Accumulated loss ....................................................................... (124,773,115) (411,284,618) (150,617,944)
NET ASSETS ..........................................................................
$ 262,846,956 $ 1,167,786,636 $ 265,324,836
(a)
  Investments, at cost — unaffiliated ..................................................... $ 509,032,180 $ 1,280,453,132 $ 482,242,476
(b)
  Investments, at cost — affiliated ....................................................... $ 3,556,595 $ 49,191,508 $ 373,988
(c)
  Foreign currency, at cost ........................................................... $ — $ 657,688 $ —
(d)
  Premiums received ............................................................... $ — $ 621,598 $ —
(e)
  Proceeds received from TBA sale commitments ............................................. $ 182,928,065 $ — $ 110,967,794

Statements of Assets and Liabilities
(unaudited) (continued)
March 31, 2025
63
Statements of Assets and Liabilities
See notes to financial statements.
BlackRock
Impact Mortgage
Fund
BlackRock
Income Fund
BlackRock
Mortgage-
Backed
Securities Fund
NET ASSET VALUE
Institutional
Net assets .........................................................................
$ 72,040,760 $ 736,920,057 $ 115,197,052
Shares outstanding ...................................................................
7,874,670 82,150,622 14,506,973
Net asset value .....................................................................
$ 9.15 $ 8.97 $ 7.94
Shares authorized ...................................................................
Unlimited Unlimited Unlimited
Par value ......................................................................... $ 0.001 $ 0.001 $ 0.001
Investor A
Net assets .........................................................................
$ 175,375,546 $ 178,850,754 $ 60,110,888
Shares outstanding ...................................................................
19,125,056 19,937,484 7,537,437
Net asset value .....................................................................
$ 9.17 $ 8.97 $ 7.97
Shares authorized ...................................................................
Unlimited Unlimited Unlimited
Par value ......................................................................... $ 0.001 $ 0.001 $ 0.001
Investor C
Net assets .........................................................................
$ 3,110,223 $ 12,480,148 $ 5,551,293
Shares outstanding ...................................................................
339,758 1,390,389 699,194
Net asset value .....................................................................
$ 9.15 $ 8.98 $ 7.94
Shares authorized ...................................................................
Unlimited Unlimited Unlimited
Par value ......................................................................... $ 0.001 $ 0.001 $ 0.001
Class K
Net assets .........................................................................
$ 9,305,364 $ 239,535,677 $ 84,465,603
Shares outstanding ...................................................................
1,017,061 26,702,094 10,670,781
Net asset value .....................................................................
$ 9.15 $ 8.97 $ 7.92
Shares authorized ...................................................................
Unlimited Unlimited Unlimited
Par value ......................................................................... $ 0.001 $ 0.001 $ 0.001
Class R
Net assets .........................................................................
$ 3,015,063 $ — $ —
Shares outstanding ...................................................................
328,804 — —
Net asset value .....................................................................
$ 9.17 $ — $ —
Shares authorized ...................................................................
Unlimited — —
Par value ......................................................................... $ 0.001 $ — $ —

Statements of Operations
(unaudited)
Six Months Ended March 31, 2025
2025
BlackRock Semi-Annual Financial Statements and Additional Information
64
See notes to financial statements.
BlackRock
Impact
Mortgage Fund
BlackRock
Income Fund
BlackRock
Mortgage-
Backed
Securities Fund
INVESTMENT INCOME – – –
Dividends — unaffiliated ................................................................. $ — $ 131,596 $ —
Dividends — affiliated ................................................................... 94,746 2,077,184 50,733
Interest — unaffiliated ................................................................... 6,608,056 37,554,723 5,617,086
Other income — affiliated ................................................................ 1,270 — —
Total investment income ...................................................................
6,704,072 39,763,503 5,667,819
EXPENSES
Investment advisory .................................................................... 534,506 3,023,249 453,227
Transfer agent — class specific ............................................................ 257,060 397,745 187,768
Service and distribution — class specific ...................................................... 247,090 284,070 106,886
Administration ....................................................................... 58,248 249,860 56,654
Professional ......................................................................... 41,572 65,234 41,277
Registration ......................................................................... 41,386 75,866 37,775
Accounting services .................................................................... 28,047 213,413 26,943
Administration — class specific ............................................................ 27,411 123,286 26,660
Custodian ........................................................................... 15,015 23,827 7,514
Printing and postage ................................................................... 4,981 25,164 21,295
Trustees and Officer .................................................................... 2,982 10,246 3,010
Miscellaneous ........................................................................ 18,594 31,518 23,982
Total expenses excluding interest expense .......................................................
1,276,892 4,523,478 992,991
Interest expense ...................................................................... 654,931 2,799 4,361
Total expenses .........................................................................
1,931,823 4,526,277 997,352
Less: – – –
Administration fees waived by the Manager — class specific ......................................... (27,411) (123,286) (26,660)
Fees waived and/or reimbursed by the Manager ................................................. (191,915) (198,056) (174,996)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ............................ (193,053) (147,565) (141,815)
Total ex penses after fees waived and/or reimbursed ................................................
1,519,444 4,057,370 653,881
Net investment income ....................................................................
5,184,628 35,706,133 5,013,938
REALIZED AND UNREALIZED GAIN (LOSS) $ (7,417,240) $ (21,470,100) $ (5,987,321)
Net realized gain (loss) from:
Investments — unaffiliated ............................................................. $ (1,891,796) $ (2,895,224) $ (15,769,785)
Capital gain distributions from underlying funds — affiliated ........................................ — 3,675 —
Forward foreign currency exchange contracts ................................................. — 695,268 —
Foreign currency transactions ........................................................... — 663,308 —
Futures contracts .................................................................... 13,528 (2,135,646) 1,046,256
Options written ..................................................................... (10,108) 153,661 —
Swaps   .......................................................................... 4,320 618,938 3,819
(1,884,056) (2,896,020) (14,719,710)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................. (5,400,464) (21,486,042) 9,097,268
Investments — affiliated ............................................................... — (22,919) —
Forward foreign currency exchange contracts ................................................. — 669,338 —
Foreign currency translations ............................................................ (1) (127,962) —
Futures contracts .................................................................... (128,842) 990,886 (364,797)
Options written ..................................................................... (3,443) 1,443,063 —
Swaps   .......................................................................... (434) (39,993) (81)
Unfunded floating rate loan interests ....................................................... — (452) —
(5,533,184) (18,574,081) 8,732,390
Net realized and unrealized loss ..............................................................
(7,417,240) (21,470,101) (5,987,320)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................
$ (2,232,612) $ 14,236,032 $ (973,382)

Statements of Changes in Net Assets
65
Statements of Changes in Net Assets
See notes to financial statements.
BlackRock Impact Mortgage Fund BlackRock Income Fund
Six Months Ended
03/31/25
(unaudited)
Year Ended
09/30/24
Six Months Ended
03/31/25
(unaudited)
Year Ended
09/30/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 5,184,628 $ 10,892,632 $ 35,706,133 $ 69,794,720
Net realized gain (loss) ............................................ (1,884,056) (8,322,206) (2,896,020) 447,039
Net change in unrealized appreciation (depreciation) ........................ (5,533,184) 32,850,431 (18,574,081) 63,665,111
Net increase (decrease) in net assets resulting from operations ...................
(2,232,612) 35,420,857 14,236,032 133,906,870
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional ................................................... (1,568,623) (3,685,662) (22,283,178) (45,808,510)
Investor A .................................................... (3,326,684) (6,768,496) (4,581,576) (9,669,429)
Investor C .................................................... (48,632) (115,861) (293,759) (790,164)
Class K ...................................................... (206,981) (395,250) (6,448,620) (12,516,239)
Class R ...................................................... (52,645) (105,000) — —
Decrease in net assets resulting from distributions to shareholders .................
(5,203,565) (11,070,269) (33,607,133) (68,784,342)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
(26,242,433) (70,967,521) (63,607,587) 144,565,711
NET ASSETS
Total increase (decrease) in net assets ................................... (33,678,610) (46,616,933) (82,978,688) 209,688,239
Beginning of period ................................................
296,525,566 343,142,499 1,250,765,324 1,041,077,085
End of period ....................................................
$ 262,846,956 $ 296,525,566 $ 1,167,786,636 $ 1,250,765,324
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
66
See notes to financial statements.
BlackRock Mortgage-Backed Securities Fund
Six Months Ended
03/31/25
(unaudited)
Year Ended
09/30/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 5,013,938 $ 10,242,073
Net realized loss .................................................................................. (14,719,710) (89,233)
Net change in unrealized appreciation (depreciation) .......................................................... 8,732,390 23,577,673
Net increase (decrease) in net assets resulting from operations .....................................................
(973,382) 33,730,513
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional ..................................................................................... (2,342,406) (5,081,820)
Investor A ...................................................................................... (1,178,057) (2,765,743)
Investor C ...................................................................................... (87,669) (182,994)
Class K ........................................................................................ (1,675,459) (3,099,681)
Decrease in net assets resulting from distributions to shareholders ...................................................
(5,283,591) (11,130,238)
CAPITAL SHARE TRANSACTIONS
$ – $ –
Net decrease in net assets derived from capital share transactions ...................................................
(9,678,453) (55,623,939)
NET ASSETS
Total decrease in net assets ............................................................................ (15,935,426) (33,023,664)
Beginning of period ..................................................................................
281,260,262 314,283,926
End of period ......................................................................................
$ 265,324,836 $ 281,260,262
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
67
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Impact Mortgage Fund
Institutional
Six Months
Ended
03/31/25
(unaudited)
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Net asset value, beginning of period .........
$ 9.37  $ 8.67  $ 9.04  $ 10.81  $ 11.11  $ 10.62
Net investment income
(a)
.................
0 .18  0 .33  0 .32  0 .17  0 .12  0 .20
Net realized and unrealized gain (loss) ........
( 0 .22 ) 0 .70  ( 0 .37 ) ( 1 .75 ) ( 0 .25 ) 0 .51
Net increase (decrease) from investment operations (0.04) 1.03  (0.05) (1.58) (0.13) 0.71
Distributions
(b)
– – – – – –
From net investment income .............. ( 0 .18 ) ( 0 .33 ) ( 0 .28 ) ( 0 .18 ) ( 0 .17 ) ( 0 .22 )
Return of capital ....................... —  —  ( 0 .04 ) ( 0 .01 ) —  —
Total distributions ........................ (0.18) (0.33) (0.32) (0.19) (0.17) (0.22)
Net asset value, end of period .............. $ 9.15  $ 9.37  $ 8.67  $ 9.04  $ 10.81  $ 11.11
Total Return
(c)
Based on net asset value .................. (0.40)%
(d) (e)
12.15% (0.66)% (14.77)% (1.16)% 6.72%
Ratios to Average Net Assets
(f)
Total expen ses .........................
1.25%
(g)
1.52% 1.91% 0.83% 0.65% 0.76%
Total expenses after fees waived and/or reimbursed
0.93%
(g)
1.20% 1.58% 0.61% 0.45% 0.56%
Total expenses after fees waived and/or reimbursed
and excluding interest expense . ............
0.45%
(g)
0.45% 0.45% 0.45% 0.45% 0.45%
Net investment income ...................
3.96%
(g)
3.65% 3.49% 1.67% 1.10% 1.79%
Supplemental Data
Net assets, end of period (000) .............. $ 72,041  $ 88,235  $ 117,739  $ 201,444  $ 295,674  $ 412,161
Portfolio turnover rate
(h)
.................... 1,170% 2,235% 2,372% 1,027% 715% 745%
Six Months
Ended
03/31/25
(unaudited)
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Portfolio turnover rate (excluding MDRs) ...............................
716% 1,330% 1,496% 679% 458% 508%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
68
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Impact Mortgage Fund
Investor A
Six Months
Ended
03/31/25
(unaudited)
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Net asset value, beginning of period .........
$ 9.39  $ 8.69  $ 9.06  $ 10.83  $ 11.14  $ 10.65
Net investment income
(a)
.................
0 .17  0 .31  0 .30  0 .15  0 .09  0 .18
Net realized and unrealized gain (loss) ........
( 0 .22 ) 0 .70  ( 0 .37 ) ( 1 .76 ) ( 0 .26 ) 0 .50
Net increase (decrease) from investment operations (0.05) 1.01  (0.07) (1.61) (0.17) 0.68
Distributions
(b)
– – – – – –
From net investment income .............. ( 0 .17 ) ( 0 .31 ) ( 0 .26 ) ( 0 .15 ) ( 0 .14 ) ( 0 .19 )
Return of capital ....................... —  —  ( 0 .04 ) ( 0 .01 ) —  —
Total distributions ........................ (0.17) (0.31) (0.30) (0.16) (0.14) (0.19)
Net asset value, end of period .............. $ 9.17  $ 9.39  $ 8.69  $ 9.06  $ 10.83  $ 11.14
Total Return
(c)
Based on net asset value .................. (0.52)%
(d) (e)
11.85% (0.89)% (14.95)% (1.49)% 6.45%
Ratios to Average Net Assets
(f)
Total expen ses .........................
1.48%
(g)
1.76% 2.16% 1.09% 0.91% 1.02%
Total expenses after fees waived and/or reimbursed
1.18%
(g)
1.45% 1.83% 0.86% 0.70% 0.81%
Total expenses after fees waived and/or reimbursed
and excluding interest expense . ............
0.70%
(g)
0.70% 0.70% 0.70% 0.70% 0.70%
Net investment income ...................
3.71%
(g)
3.39% 3.24% 1.43% 0.84% 1.61%
Supplemental Data
Net assets, end of period (000) .............. $ 175,376  $ 191,294  $ 205,185  $ 253,152  $ 340,582  $ 414,711
Portfolio turnover rate
(h)
.................... 1,170% 2,235% 2,372% 1,027% 715% 745%
Six Months
Ended
03/31/25
(unaudited)
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Portfolio turnover rate (excluding MDRs) ...............................
716% 1,330% 1,496% 679% 458% 508%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
69
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Impact Mortgage Fund
Investor C
Six Months
Ended
03/31/25
(unaudited)
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Net asset value, beginning of period .........
$ 9.38  $ 8.68  $ 9.05  $ 10.81  $ 11.12  $ 10.63
Net investment income
(a)
.................
0 .13  0 .24  0 .23  0 .07  0 .01  0 .09
Net realized and unrealized gain (loss) ........
( 0 .23 ) 0 .70  ( 0 .37 ) ( 1 .74 ) ( 0 .26 ) 0 .51
Net increase (decrease) from investment operations (0.10) 0.94  (0.14) (1.67) (0.25) 0.60
Distributions
(b)
– – – – – –
From net investment income .............. ( 0 .13 ) ( 0 .24 ) ( 0 .20 ) ( 0 .08 ) ( 0 .06 ) ( 0 .11 )
Return of capital ....................... —  —  ( 0 .03 ) ( 0 .01 ) —  —
Total distributions ........................ (0.13) (0.24) (0.23) (0.09) (0.06) (0.11)
Net asset value, end of period .............. $ 9.15  $ 9.38  $ 8.68  $ 9.05  $ 10.81  $ 11.12
Total Return
(c)
Based on net asset value .................. (1.00)%
(d) (e)
11.03% (1.64)% (15.53)% (2.23)% 5.66%
Ratios to Average Net Assets
(f)
Total expen ses .........................
2.22%
(g)
2.43% 2.84% 1.82% 1.65% 1.80%
Total expenses after fees waived and/or reimbursed
1.93%
(g)
2.20% 2.58% 1.61% 1.45% 1.56%
Total expenses after fees waived and/or reimbursed
and excluding interest expense . ............
1.45%
(g)
1.46% 1.45% 1.45% 1.45% 1.45%
Net investment income ...................
2.96%
(g)
2.66% 2.50% 0.64% 0.09% 0.84%
Supplemental Data
Net assets, end of period (000) .............. $ 3,110  $ 3,584  $ 5,747  $ 8,781  $ 14,221  $ 25,922
Portfolio turnover rate
(h)
.................... 1,170% 2,235% 2,372% 1,027% 715% 745%
Six Months
Ended
03/31/25
(unaudited)
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Portfolio turnover rate (excluding MDRs) ...............................
716% 1,330% 1,496% 679% 458% 508%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
70
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Impact Mortgage Fund
Class K
Six Months
Ended
03/31/25
(unaudited)
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Net asset value, beginning of period .........
$ 9.37  $ 8.67  $ 9.04  $ 10.81  $ 11.11  $ 10.62
Net investment income
(a)
.................
0 .18  0 .33  0 .32  0 .19  0 .12  0 .20
Net realized and unrealized gain (loss) ........
( 0 .22 ) 0 .71  ( 0 .36 ) ( 1 .77 ) ( 0 .24 ) 0 .51
Net increase (decrease) from investment operations (0.04) 1.04  (0.04) (1.58) (0.12) 0.71
Distributions
(b)
– – – – – –
From net investment income .............. ( 0 .18 ) ( 0 .34 ) ( 0 .29 ) ( 0 .18 ) ( 0 .18 ) ( 0 .22 )
Return of capital ....................... —  —  ( 0 .04 ) ( 0 .01 ) —  —
Total distributions ........................ (0.18) (0.34) (0.33) (0.19) (0.18) (0.22)
Net asset value, end of period .............. $ 9.15  $ 9.37  $ 8.67  $ 9.04  $ 10.81  $ 11.11
Total Return
(c)
Based on net asset value .................. (0.37)%
(d) (e)
12.20% (0.61)% (14.73)% (1.11)% 6.78%
Ratios to Average Net Assets
(f)
Total expen ses .........................
1.05%
(g)
1.34% 1.74% 0.69% 0.54% 0.64%
Total expenses after fees waived and/or reimbursed
0.88%
(g)
1.15% 1.53% 0.56% 0.40% 0.51%
Total expenses after fees waived and/or reimbursed
and excluding interest expense . ............
0.40%
(g)
0.40% 0.40% 0.40% 0.40% 0.40%
Net investment income ...................
3.98%
(g)
3.70% 3.54% 1.84% 1.14% 1.79%
Supplemental Data
Net assets, end of period (000) .............. $ 9,305  $ 10,171  $ 11,252  $ 17,328  $ 16,753  $ 17,335
Portfolio turnover rate
(h)
.................... 1,170% 2,235% 2,372% 1,027% 715% 745%
Six Months
Ended
03/31/25
(unaudited)
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Portfolio turnover rate (excluding MDRs) ...............................
716% 1,330% 1,496% 679% 458% 508%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
71
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Impact Mortgage Fund
Class R
Six Months
Ended
03/31/25
(unaudited)
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Net asset value, beginning of period .........
$ 9.39  $ 8.69  $ 9.06  $ 10.83  $ 11.14  $ 10.65
Net investment income
(a)
.................
0 .16  0 .28  0 .27  0 .12  0 .06  0 .16
Net realized and unrealized gain (loss) ........
( 0 .22 ) 0 .71  ( 0 .36 ) ( 1 .75 ) ( 0 .25 ) 0 .49
Net increase (decrease) from investment operations (0.06) 0.99  (0.09) (1.63) (0.19) 0.65
Distributions
(b)
– – – – – –
From net investment income .............. ( 0 .16 ) ( 0 .29 ) ( 0 .25 ) ( 0 .13 ) ( 0 .12 ) ( 0 .16 )
Return of capital ....................... —  —  ( 0 .03 ) ( 0 .01 ) —  —
Total distributions ........................ (0.16) (0.29) (0.28) (0.14) (0.12) (0.16)
Net asset value, end of period .............. $ 9.17  $ 9.39  $ 8.69  $ 9.06  $ 10.83  $ 11.14
Total Return
(c)
Based on net asset value .................. (0.64)%
(d) (e)
11.57% (1.14)% (15.16)% (1.73)% 6.18%
Ratios to Average Net Assets
(f)
Total expen ses .........................
1.71%
(g)
2.00% 2.44% 1.45% 1.23% 1.36%
Total expenses after fees waived and/or reimbursed
1.43%
(g)
1.70% 2.08% 1.11% 0.95% 1.06%
Total expenses after fees waived and/or reimbursed
and excluding interest expense . ............
0.95%
(g)
0.95% 0.95% 0.95% 0.95% 0.95%
Net investment income ...................
3.46%
(g)
3.14% 2.98% 1.19% 0.59% 1.51%
Supplemental Data
Net assets, end of period (000) .............. $ 3,015  $ 3,242  $ 3,220  $ 3,494  $ 4,377  $ 5,133
Portfolio turnover rate
(h)
.................... 1,170% 2,235% 2,372% 1,027% 715% 745%
Six Months
Ended
03/31/25
(unaudited)
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Portfolio turnover rate (excluding MDRs) ...............................
716% 1,330% 1,496% 679% 458% 508%

Financial Highlights
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
72
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Income Fund
Institutional
Six Months
Ended
03/31/25
(unaudited)
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Net asset value, beginning of period ...........
$ 9.11  $ 8.59  $ 8.50  $ 10.46  $ 10.22  $ 10.32
Net investment income
(a)
...................
0 .26  0 .56  0 .49  0 .34  0 .37  0 .44
Net realized and unrealized gain (loss) ..........
( 0 .15 ) 0 .51  0 .10  ( 1 .75 ) 0 .25  ( 0 .06 )
Net increase (decrease) from investment operations .. 0.11  1.07  0.59  (1.41) 0.62  0.38
Distributions
(b)
– – – – – –
From net investment income ................ ( 0 .25 ) ( 0 .55 ) ( 0 .39 ) ( 0 .42 ) ( 0 .38 ) ( 0 .47 )
From net realized gain ..................... —  —  —  ( 0 .13 ) —  ( 0 .01 )
Return of capital ......................... —  —  ( 0 .11 ) —  —  —
Total distributions .......................... (0.25) (0.55) (0.50) (0.55) (0.38) (0.48)
Net asset value, end of period ................ $ 8.97  $ 9.11  $ 8.59  $ 8.50  $ 10.46  $ 10.22
Total Return
(c)
Based on net asset value .................... 1.19%
(d)
12.81% 6.98% (13.95)% 6.13% 3.90%
(e)
Ratios to Average Net Assets
(f)
Total expen ses ...........................
0.69%
(g)
0.69% 0.85% 0.73% 0.71% 0.73%
Total expenses after fees waived and/or reimbursed ..
0.62%
(g)
0.62% 0.62% 0.62% 0.62% 0.62%
Total expenses after fees waived and/or reimbursed and
excluding interest expense . .................
0.62%
(g)
0.62% 0.62% 0.62% 0.62% 0.62%
Net investment income .....................
5.83%
(g)
6.28% 5.61% 3.57% 3.46% 4.35%
Supplemental Data
Net assets, end of period (000) ................ $ 736,920  $ 831,602  $ 690,547  $ 1,370,526  $ 2,622,329  $ 1,300,683
Portfolio turnover rate
(h)
...................... 156% 521% 571% 133% 81% 92%
Six Months
Ended
03/31/25
(unaudited)
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Portfolio turnover rate (excluding MDRs) ...............................
77% 290% 365% 133% 81% 92%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
73
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Income Fund
Investor A
Six Months
Ended
03/31/25
(unaudited)
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Net asset value, beginning of period ...........
$ 9.11  $ 8.59  $ 8.50  $ 10.45  $ 10.22  $ 10.32
Net investment income
(a)
...................
0 .25  0 .54  0 .47  0 .32  0 .34  0 .41
Net realized and unrealized gain (loss) ..........
( 0 .16 ) 0 .51  0 .10  ( 1 .74 ) 0 .25  ( 0 .05 )
Net increase (decrease) from investment operations .. 0.09  1.05  0.57  (1.42) 0.59  0.36
Distributions
(b)
– – – – – –
From net investment income ................ ( 0 .23 ) ( 0 .53 ) ( 0 .37 ) ( 0 .40 ) ( 0 .36 ) ( 0 .45 )
From net realized gain ..................... —  —  —  ( 0 .13 ) —  ( 0 .01 )
Return of capital ......................... —  —  ( 0 .11 ) —  —  —
Total distributions .......................... (0.23) (0.53) (0.48) (0.53) (0.36) (0.46)
Net asset value, end of period ................ $ 8.97  $ 9.11  $ 8.59  $ 8.50  $ 10.45  $ 10.22
Total Return
(c)
Based on net asset value .................... 1.06%
(d)
12.53% 6.71% (14.08)% 5.77% 3.64%
(e)
Ratios to Average Net Assets
(f)
Total expen ses ...........................
0.97%
(g)
0.98% 0.97% 0.91% 0.90% 0.97%
Total expenses after fees waived and/or reimbursed ..
0.87%
(g)
0.88% 0.87% 0.87% 0.87% 0.87%
Total expenses after fees waived and/or reimbursed and
excluding interest expense . .................
0.87%
(g)
0.87% 0.87% 0.87% 0.87% 0.87%
Net investment income .....................
5.58%
(g)
6.04% 5.43% 3.35% 3.23% 4.10%
Supplemental Data
Net assets, end of period (000) ................ $ 178,851  $ 174,220  $ 155,383  $ 161,675  $ 230,457  $ 142,602
Portfolio turnover rate
(h)
...................... 156% 521% 571% 133% 81% 92%
Six Months
Ended
03/31/25
(unaudited)
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Portfolio turnover rate (excluding MDRs) ...............................
77% 290% 365% 133% 81% 92%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
74
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Income Fund
Investor C
Six Months
Ended
03/31/25
(unaudited)
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Net asset value, beginning of period ...........
$ 9.12  $ 8.60  $ 8.50  $ 10.46  $ 10.23  $ 10.32
Net investment income
(a)
...................
0 .22  0 .47  0 .40  0 .25  0 .27  0 .34
Net realized and unrealized gain (loss) ..........
( 0 .16 ) 0 .51  0 .11  ( 1 .75 ) 0 .24  ( 0 .05 )
Net increase (decrease) from investment operations .. 0.06  0.98  0.51  (1.50) 0.51  0.29
Distributions
(b)
– – – – – –
From net investment income ................ ( 0 .20 ) ( 0 .46 ) ( 0 .32 ) ( 0 .33 ) ( 0 .28 ) ( 0 .37 )
From net realized gain ..................... —  —  —  ( 0 .13 ) —  ( 0 .01 )
Return of capital ......................... —  —  ( 0 .09 ) —  —  —
Total distributions .......................... (0.20) (0.46) (0.41) (0.46) (0.28) (0.38)
Net asset value, end of period ................ $ 8.98  $ 9.12  $ 8.60  $ 8.50  $ 10.46  $ 10.23
Total Return
(c)
Based on net asset value .................... 0.69%
(d)
11.69% 6.04% (14.81)% 4.97% 2.97%
(e)
Ratios to Average Net Assets
(f)
Total expen ses ...........................
1.72%
(g)
1.73% 1.73% 1.67% 1.66% 1.73%
Total expenses after fees waived and/or reimbursed ..
1.62%
(g)
1.63% 1.62% 1.62% 1.62% 1.62%
Total expenses after fees waived and/or reimbursed and
excluding interest expense . .................
1.62%
(g)
1.62% 1.62% 1.62% 1.62% 1.62%
Net investment income .....................
4.84%
(g)
5.30% 4.64% 2.58% 2.52% 3.37%
Supplemental Data
Net assets, end of period (000) ................ $ 12,480  $ 14,261  $ 15,840  $ 20,598  $ 35,555  $ 30,905
Portfolio turnover rate
(h)
...................... 156% 521% 571% 133% 81% 92%
Six Months
Ended
03/31/25
(unaudited)
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Portfolio turnover rate (excluding MDRs) ...............................
77% 290% 365% 133% 81% 92%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
75
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Income Fund
Class K
Six Months
Ended
03/31/25
(unaudited)
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Net asset value, beginning of period ...........
$ 9.11  $ 8.59  $ 8.50  $ 10.45  $ 10.22  $ 10.32
Net investment income
(a)
...................
0 .26  0 .56  0 .50  0 .35  0 .37  0 .44
Net realized and unrealized gain (loss) ..........
( 0 .15 ) 0 .51  0 .09  ( 1 .74 ) 0 .25  ( 0 .05 )
Net increase (decrease) from investment operations .. 0.11  1.07  0.59  (1.39) 0.62  0.39
Distributions
(b)
– – – – – –
From net investment income ................ ( 0 .25 ) ( 0 .55 ) ( 0 .39 ) ( 0 .43 ) ( 0 .39 ) ( 0 .48 )
From net realized gain ..................... —  —  —  ( 0 .13 ) —  ( 0 .01 )
Return of capital ......................... —  —  ( 0 .11 ) —  —  —
Total distributions .......................... (0.25) (0.55) (0.50) (0.56) (0.39) (0.49)
Net asset value, end of period ................ $ 8.97  $ 9.11  $ 8.59  $ 8.50  $ 10.45  $ 10.22
Total Return
(c)
Based on net asset value .................... 1.21%
(d)
12.86% 7.03% (13.82)% 6.09% 3.95%
(e)
Ratios to Average Net Assets
(f)
Total expen ses ...........................
0.64%
(g)
0.65% 0.65% 0.58% 0.57% 0.65%
Total expenses after fees waived and/or reimbursed ..
0.57%
(g)
0.57% 0.57% 0.56% 0.56% 0.57%
Total expenses after fees waived and/or reimbursed and
excluding interest expense . .................
0.57%
(g)
0.57% 0.57% 0.56% 0.56% 0.57%
Net investment income .....................
5.88%
(g)
6.32% 5.70% 3.65% 3.52% 4.40%
Supplemental Data
Net assets, end of period (000) ................ $ 239,536  $ 230,683  $ 179,307  $ 220,853  $ 382,891  $ 126,573
Portfolio turnover rate
(h)
...................... 156% 521% 571% 133% 81% 92%
Six Months
Ended
03/31/25
(unaudited)
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Portfolio turnover rate (excluding MDRs) ...............................
77% 290% 365% 133% 81% 92%
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
76
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.72%, 0.55% and 0.42%, respectively.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Mortgage-Backed Securities Fund
Institutional
Six Months
Ended
03/31/25
(unaudited)
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Net asset value, beginning of period ...........
$ 8.12  $ 7.53  $ 7.80  $ 9.35  $ 9.50  $ 9.46
Net investment income
(a)
...................
0 .15  0 .27  0 .24  0 .13  0 .09  0 .22
Net realized and unrealized gain (loss) ..........
( 0 .17 ) 0 .62  ( 0 .25 ) ( 1 .49 ) ( 0 .04 ) 0 .14
Net increase (decrease) from investment operations .. (0.02) 0.89  (0.01) (1.36) 0.05  0.36
Distributions from net investment income
(b)
...... (0.16) (0.30) (0.26) (0.19) (0.20) (0.32)
Net asset value, end of period ................ $ 7.94  $ 8.12  $ 7.53  $ 7.80  $ 9.35  $ 9.50
Total Return
(c)
Based on net asset value .................... (0.24)%
(d)
11.99% (0.29)% (14.75)% 0.47% 3.86%
Ratios to Average Net Assets
(e)
Total expen ses ...........................
0.76%
(f)
0.66% 1.08% 0.79%
(g)
0.57% 0.65%
Total expenses after fees waived and/or reimbursed ..
0.43%
(f)
0.43% 0.88% 0.62%
(g)
0.43% 0.48%
Total expenses after fees waived and/or reimbursed and
excluding interest expense . .................
0.42%
(f)
0.42% 0.42% 0.49%
(g)
0.43% 0.42%
Net investment income .....................
3.82%
(f)
3.49% 2.99% 1.43% 1.00% 2.28%
Supplemental Data
Net assets, end of period (000) ................ $ 115,197  $ 123,838  $ 147,548  $ 203,542  $ 363,815  $ 356,671
Portfolio turnover rate
(h)
...................... 1,132% 1,338% 983% 1,368% 1,443% 1,380%
Six Months
Ended
03/31/25
(unaudited)
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Portfolio turnover rate (excluding MDRs) ...............................
812% 840% 680% 818% 859% 912%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
77
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.98%, 0.80% and 0.67%, respectively.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Mortgage-Backed Securities Fund
Investor A
Six Months
Ended
03/31/25
(unaudited)
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Net asset value, beginning of period ...........
$ 8.15  $ 7.56  $ 7.84  $ 9.39  $ 9.54  $ 9.50
Net investment income
(a)
...................
0 .14  0 .25  0 .22  0 .11  0 .07  0 .19
Net realized and unrealized gain (loss) ..........
( 0 .17 ) 0 .62  ( 0 .26 ) ( 1 .49 ) ( 0 .05 ) 0 .15
Net increase (decrease) from investment operations .. (0.03) 0.87  (0.04) (1.38) 0.02  0.34
Distributions from net investment income
(b)
...... (0.15) (0.28) (0.24) (0.17) (0.17) (0.30)
Net asset value, end of period ................ $ 7.97  $ 8.15  $ 7.56  $ 7.84  $ 9.39  $ 9.54
Total Return
(c)
Based on net asset value .................... (0.35)%
(d)
11.68% (0.65)% (14.89)% 0.23% 3.60%
Ratios to Average Net Assets
(e)
Total expen ses ...........................
0.92%
(f)
0.90% 1.34% 1.05%
(g)
0.84% 0.93%
Total expenses after fees waived and/or reimbursed ..
0.68%
(f)
0.68% 1.13% 0.87%
(g)
0.68% 0.73%
Total expenses after fees waived and/or reimbursed and
excluding interest expense . .................
0.67%
(f)
0.67% 0.67% 0.74%
(g)
0.68% 0.67%
Net investment income .....................
3.58%
(f)
3.24% 2.74% 1.22% 0.76% 2.04%
Supplemental Data
Net assets, end of period (000) ................ $ 60,111  $ 67,192  $ 81,709  $ 97,871  $ 151,434  $ 161,035
Portfolio turnover rate
(h)
...................... 1,132% 1,338% 983% 1,368% 1,443% 1,380%
Six Months
Ended
03/31/25
(unaudited)
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Portfolio turnover rate (excluding MDRs) ...............................
812% 840% 680% 818% 859% 912%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
78
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 1.70%, 1.55% and 1.42%, respectively.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Mortgage-Backed Securities Fund
Investor C
Six Months
Ended
03/31/25
(unaudited)
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Net asset value, beginning of period ..........
$ 8.12  $ 7.53  $ 7.80  $ 9.35  $ 9.50  $ 9.46
Net investment income
(a)
..................
0 .11  0 .19  0 .16  0 .04  0 .01  0 .12
Net realized and unrealized gain (loss) .........
( 0 .17 ) 0 .62  ( 0 .25 ) ( 1 .49 ) ( 0 .06 ) 0 .15
Net increase (decrease) from investment operations . (0.06) 0.81  (0.09) (1.45) (0.05) 0.27
Distributions from net investment income
(b)
..... (0.12) (0.22) (0.18) (0.10) (0.10) (0.23)
Net asset value, end of period ............... $ 7.94  $ 8.12  $ 7.53  $ 7.80  $ 9.35  $ 9.50
Total Return
(c)
Based on net asset value ................... (0.73)%
(d)
10.88% (1.28)% (15.60)% (0.53)% 2.83%
Ratios to Average Net Assets
(e)
Total expen ses ..........................
1.66%
(f)
1.62% 2.07% 1.77%
(g)
1.53% 1.63%
Total expenses after fees waived and/or reimbursed .
1.43%
(f)
1.43% 1.88% 1.62%
(g)
1.43% 1.48%
Total expenses after fees waived and/or reimbursed and
excluding interest expense . ................
1.42%
(f)
1.42% 1.42% 1.49%
(g)
1.43% 1.42%
Net investment income ....................
2.83%
(f)
2.49% 1.99% 0.44% 0.06% 1.30%
Supplemental Data
Net assets, end of period (000) ............... $ 5,551  $ 6,127  $ 7,034  $ 9,715  $ 18,415  $ 31,336
Portfolio turnover rate
(h)
..................... 1,132% 1,338% 983% 1,368% 1,443% 1,380%
Six Months
Ended
03/31/25
(unaudited)
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Portfolio turnover rate (excluding MDRs) ...............................
812% 840% 680% 818% 859% 912%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
79
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.62%, 0.50% and 0.37%, respectively.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Mortgage-Backed Securities Fund
Class K
Six Months
Ended
03/31/25
(unaudited)
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Net asset value, beginning of period ...........
$ 8.09  $ 7.50  $ 7.78  $ 9.32  $ 9.47  $ 9.43
Net investment income
(a)
...................
0 .15  0 .28  0 .24  0 .15  0 .11  0 .22
Net realized and unrealized gain (loss) ..........
( 0 .16 ) 0 .61  ( 0 .26 ) ( 1 .50 ) ( 0 .06 ) 0 .14
Net increase (decrease) from investment operations .. (0.01) 0.89  (0.02) (1.35) 0.05  0.36
Distributions from net investment income
(b)
...... (0.16) (0.30) (0.26) (0.19) (0.20) (0.32)
Net asset value, end of period ................ $ 7.92  $ 8.09  $ 7.50  $ 7.78  $ 9.32  $ 9.47
Total Return
(c)
Based on net asset value .................... (0.10)%
(d)
12.07% (0.38)% (14.65)% 0.52% 3.91%
Ratios to Average Net Assets
(e)
Total expen ses ...........................
0.53%
(f)
0.53% 0.98% 0.67%
(g)
0.47% 0.54%
Total expenses after fees waived and/or reimbursed ..
0.38%
(f)
0.38% 0.83% 0.55%
(g)
0.38% 0.43%
Total expenses after fees waived and/or reimbursed and
excluding interest expense . .................
0.37%
(f)
0.37% 0.37% 0.42%
(g)
0.38% 0.37%
Net investment income .....................
3.88%
(f)
3.53% 3.00% 1.72% 1.15% 2.34%
Supplemental Data
Net assets, end of period (000) ................ $ 84,466  $ 84,103  $ 77,993  $ 52,909  $ 30,757  $ 67,675
Portfolio turnover rate
(h)
...................... 1,132% 1,338% 983% 1,368% 1,443% 1,380%
Six Months
Ended
03/31/25
(unaudited)
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Portfolio turnover rate (excluding MDRs) ...............................
812% 840% 680% 818% 859% 912%
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
80
1. ORGANIZATION
BlackRock Funds V (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Class R Shares are sold without a sales charge and only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor
A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
Effective January 28, 2025, the BlackRock GNMA Portfolio changed it’s name to BlackRock Mortgage-Backed Securities Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Fund Name Herein Referred To As
Diversification
Classification
BlackRock Impact Mortgage Fund ............................................. Impact Mortgage Diversified
BlackRock Income Fund .................................................... Income Fund Diversified
BlackRock Mortgage-Backed Securities Fund ...................................... Mortgage-Backed Securities Fund Diversified
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional, Class K and Class R Shares ............................. No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(unaudited) (continued)
81
Notes to Financial Statements
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. Distributions from net investment income are declared daily and paid monthly.
Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of the Trust (the “Board”), the  trustees who are not
“interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees . This has the same economic effect for the Independent  Trustees as if the Independent  Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the
BlackRock Fixed-Income Complex and reflected as Trustee and Officer expense on the Statements of Operations. The Trustee and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Funds' adoption of the new standard impacted financial statement disclosures only and did not affect each Fund's financial position or results of operations.
The Chief Financial Officer acts as the Funds' Chief Operating Decision Maker (“CODM") and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies.
If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the
Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid
(long positions) or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
82
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Notes to Financial Statements
(unaudited) (continued)
83
Notes to Financial Statements
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of March 31, 2025, certain investments of the Income Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
84
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants : Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.

Notes to Financial Statements
(unaudited) (continued)
85
Notes to Financial Statements
In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, the Funds had the following unfunded floating rate loan interests:
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Reverse Repurchase Agreements: Reverse repurchase agreements are agreements with qualified third-party broker dealers in which a fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. A fund receives cash from the sale to use for other investment purposes. During the term of the reverse repurchase agreement, a fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If a fund suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, a fund would still be required to pay the full repurchase price. Further, a fund remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, a fund would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.
Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the  Statements of Assets and Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by a fund to the counterparties are recorded as a component of interest expense in the  Statements of Operations. In periods of increased demand for the security, a fund may receive a fee for the use of the security by the counterparty, which may result in interest income to a fund.
For the six months ended March 31, 2025, the average daily amount of reverse repurchase agreements outstanding and the weighted average interest rate for Impact
Mortgage were $27,763,004 and 4.71%, respectively.
Reverse repurchase transactions are entered into by a fund under Master Repurchase Agreements (each, an “MRA”), which permit a fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a fund. With reverse repurchase transactions, typically a fund and counterparty under an MRA are permitted to sell, re-
pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a fund receives or posts securities and cash as collateral with a market value in excess of the repurchase price to be paid or received by a fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Income Fund Capstone Borrower, Inc., 1st Lien Term Loan .............. $ 203,807 $ 203,402 $ 202,635 $ (767)
Income Fund Citrin Cooperman Advisors LLC, Delayed Draw 1st Lien Term Loan 12,559 12,496 12,457 (39)
Income Fund
Clydesdale Acquisition Holdings, Inc., Delayed Draw 1st Lien Term
Loan ......................................... 5,278 5,239 5,248 9
Income Fund
GrafTech Global Enterprises, Inc., Delayed Draw 1st Lien Term
Loan ......................................... 16,974 16,974 17,303 329
Income Fund Grant Thornton Advisors LLC, Delayed Draw 1st Lien Term Loan . 3,494 3,494 3,473 (21)
Income Fund Kaman Corp., Delayed Draw 1st Lien Term Loan ............ 15,488 15,468 15,268 (200)
Income Fund Raven Acquisition Holdings LLC, Delayed Draw 1st Lien Term Loan 10,864 10,810 10,724 (86)
Income Fund Signia Aerospace LLC, Delayed Draw 1st Lien Term Loan ..... 6,941 6,924 6,889 (35)
Income Fund SWF Holdings I Corp., Delayed Draw 1st Lien Term Loan ...... 82,354 82,354 82,601 247
$ (563)

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
86
counterparty, a fund is considered an unsecured creditor to the extent that the aggregate market value of the cash collateral and the purchased securities it holds is less than the repurchase price. As such, the receipt of any shortfall or any closeout amount owed to a fund upon termination of the MRA could be delayed or not received at all.
As of period end, the following table is a summary of the Fund’s open reverse repurchase agreements by counterparty which are subject to offset under an MRA on a net basis:
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and
Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
Swaptions – The Funds may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Counterparty
Reverse Repurchase
Agreements
Fair Value of Non-Cash
Collateral Pledged Including
Accrued Interest
(a) (a)
Cash Collateral
Pledged/Received Net Amount
(b)
Impact Mortgage
HSBC Securities (USA), Inc. .................... $ (31,818,544) $ 31,818,544 $ — $ —
(a)
Collateral, if any, with a value of $33,015,289 has been pledged in connection with open reverse repurchase agreements. Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.

Notes to Financial Statements
(unaudited) (continued)
87
Notes to Financial Statements
Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Funds may enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
88
terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of  the Funds , entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
With respect to Income Fund, the Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore)
Limited (“BSL”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of the Fund for which BIL and BSL, as applicable, acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
With respect to Impact Mortgage, the Manager entered into a sub-advisory agreement with BIL, an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Service and Distribution Fees: The Trust , on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments,
LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
Investment Advisory Fees
Average Daily Net Assets Impact Mortgage
Mortgage-Backed
Securities Fund
First $1 billion ........................................................................................... 0.390% 0.340%
$1 billion - $3 billion ....................................................................................... 0.370 0.320
$3 billion - $5 billion ....................................................................................... 0.350 0.310
$5 billion - $10 billion ...................................................................................... 0.340 0.300
Greater than $10 billion ..................................................................................... 0.330 0.280
Investment
Advisory Fees
Average Daily Net Assets Income Fund
First $1 billion ......................................................................................................... 0.500%
$1 billion - $2 billion ..................................................................................................... 0.450
$2 billion - $3 billion ..................................................................................................... 0.425
Greater than $3 billion ................................................................................................... 0.400
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0.25% — %
Investor C ................................................................................................. 0.25 0.75
Class R .................................................................................................. 0.25 0.25

Notes to Financial Statements
(unaudited) (continued)
89
Notes to Financial Statements
For the six months ended March 31, 2025, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the six months ended March 31, 2025, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the  six months  ended March 31, 2025, the Funds  paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended March 31, 2025, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
For the six months ended March 31, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Other Fees: For the  six months ended  March 31, 2025 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor
A Shares as follows:
For the six months ended March 31, 2025, affiliates received CDSCs as follows:
Fund Name Investor A Investor C Class R Total
Impact Mortgage ...................................................................... $ 223,173 $ 16,345 $ 7,572 $ 247,090
Income Fund ......................................................................... 218,740 65,330 — 284,070
Mortgage-Backed Securities Fund .......................................................... 77,925 28,961 — 106,886
Average Daily Net Assets Administration Fees
First $500 million ...................................................................................................... 0.0425%
$500 million - $1 billion .................................................................................................. 0.0400
$1 billion - $2 billion .................................................................................................... 0.0375
$2 billion - $4 billion .................................................................................................... 0.0350
$4 billion - $13 billion ................................................................................................... 0.0325
Greater than $13 billion .................................................................................................. 0.0300
Fund Name Institutional Investor A Investor C Class K Class R Total
Impact Mortgage ...................................................... $ 7,893 $ 17,854 $ 327 $ 1,034 $ 303 $ 27,411
Income Fund ......................................................... 81,179 17,499 1,307 23,301 — 123,286
Mortgage-Backed Securities Fund .......................................... 11,635 6,234 579 8,212 — 26,660
Fund Name Institutional
Mortgage-Backed Securities Fund .............................................................................................. $ 2,596
Fund Name Institutional Investor A Investor C Class K Class R Total
Impact Mortgage ...................................................... $ 482 $ 16,335 $ 256 $ 42 $ 89 $ 17,204
Income Fund ......................................................... 872 1,346 315 418 — 2,951
Mortgage-Backed Securities Fund .......................................... 11,716 1,745 493 153 — 14,107
Fund Name Institutional Investor A Investor C Class K Class R Total
Impact Mortgage ...................................................... $ 80,187 $ 170,851 $ 2,838 $ 669 $ 2,515 $ 257,060
Income Fund ......................................................... 286,901 87,385 6,417 17,042 — 397,745
Mortgage-Backed Securities Fund .......................................... 137,213 44,406 3,845 2,304 — 187,768
Fund Name Other Fees
Impact Mortgage ......................................................................................................... $ 318
Income Fund ............................................................................................................ 4,416
Mortgage-Backed Securities Fund ............................................................................................. 53
Fund Name Investor A Investor C
Impact Mortgage .............................................................................................. $ – $ 10
Income Fund ................................................................................................. 1,766 71

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
90
Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through
June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations.
For the six months ended March 31, 2025, the amounts waived were as follows:
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-
income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. These amount are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended March 31, 2025, Income Fund waived $65,000 in investment advisory fees pursuant to these arrangements.
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended March 31, 2025, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the six months ended March 31, 2025, class specific expense waivers and/or reimbursements were as follows:
Fund Name
Fees Waived
and/or Reimbursed
by the Manager
Impact Mortgage ..................................................................................................... $ 1,634
Income Fund ........................................................................................................ 21,500
Mortgage-Backed Securities Fund ......................................................................................... 817
Fund Name Institutional Investor A Investor C Class K Class R
Impact Mortgage ........................................................... 0.45% 0.70% 1.45% 0.40% 0.95%
Income Fund .............................................................. 0.62 0.87 1.62 0.57 N/A
Mortgage-Backed Securities Fund ............................................... 0.42 0.67 1.42 0.37 N/A
Fund Name
Fees Waived
and/or
Reimbursed
by the
Manager
Impact Mortgage ........................................................................................................... $ 190,281
Income Fund .............................................................................................................. 111,556
Mortgage-Backed Securities Fund ............................................................................................... 174,179
Fund Name/Share Class
Administration Fees
Waived by the Manager
— Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
— Class Specific
Impact Mortgage
Institutional .................................................................................... $ 7,893 $ 61,097
Investor A ..................................................................................... 17,854 127,463
Investor C ..................................................................................... 327 2,046
Class K ...................................................................................... 1,034 669
Class R ...................................................................................... 303 1,778
$ 27,411 $ 193,053
Income Fund
Institutional .................................................................................... 81,179 83,951
Investor A ..................................................................................... 17,499 43,558
Investor C ..................................................................................... 1,307 3,162
Class K ...................................................................................... 23,301 16,894
$ 123,286 $ 147,565
Mortgage-Backed Securities Fund
Institutional .................................................................................... 11,635 108,170
Investor A ..................................................................................... 6,234 28,939
Investor C ..................................................................................... 579 2,402
Class K ...................................................................................... 8,212 2,304
$ 26,660 $ 141,815

Notes to Financial Statements
(unaudited) (continued)
91
Notes to Financial Statements
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), each Fund participated in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds' Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
Other Transactions: During the  six months ended March 31, 2025 ,  Impact Mortgage  received a reimbursement of $1,270 from an affiliate, which is included in Other income
- affiliated in the Statements of Operations, related to an operating event.
7. PURCHASES AND SALES
For the six months ended March 31, 2025, purchases and sales of investments, including paydowns/payups, mortgage dollar rolls and excluding short-term securities, were as follows:
For the six months ended March 31, 2025, purchases and sales related to mortgage dollar rolls were as follows:
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Funds’ NAV.
As of September 30, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
As of March 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
Impact Mortgage ...................................................... $ 3,676,753,770 $ 3,680,468,224 $ 910,008 $ 290,612
Income Fund ......................................................... 1,548,987,781 1,549,431,288 230,259,324 248,641,350
Mortgage-Backed Securities Fund .......................................... 4,000,449,506 4,002,499,405 6,346,091 498,012
Fund Name Purchases Sales
Impact Mortgage ...................................................................................... $ 1,426,447,361 $ 1,426,133,536
Income Fund ......................................................................................... 900,889,318 901,332,825
Mortgage-Backed Securities Fund .......................................................................... 1,132,203,703 1,132,336,314
Fund Name
Non-Expiring
Capital Loss
Carryforwards
Impact Mortgage ...................................................................................................... $ (103,173,479)
Income Fund ......................................................................................................... (394,544,205)
Mortgage-Backed Securities Fund .......................................................................................... (124,340,523)
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Impact Mortgage .................................................. $ 513,578,057 $ 735,053 $ (20,433,989) $ (19,698,936)
Income Fund .................................................... 1,330,248,400 21,641,582 (36,047,222) (14,405,640)
Mortgage-Backed Securities Fund ...................................... 482,652,599 3,953,578 (15,254,486) (11,300,908)

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
92
9. BANK BORROWINGS
The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum,
(b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple
SOFR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.
During the six months ended March 31, 2025, the Funds did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
Market Risk : Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each
Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Notes to Financial Statements
(unaudited) (continued)
93
Notes to Financial Statements
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-
backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedules of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
d
Six Months Ended
03/31/25
Year Ended
09/30/24
Fund Name/Share Class
Shares Amount Shares Amount
Impact Mortgage
Institutional
Shares sold ..........................................
1,030,371 $ 9,367,522 2,851,653 $ 25,783,840
Shares issued in reinvestment of distributions .....................
145,521 1,320,269 370,542 3,329,323
Shares redeemed ......................................
(2,716,149) (24,562,781) (7,387,817) (66,279,896)
(1,540,257) $ (13,874,990) (4,165,622) $ (37,166,733)
Investor A
Shares sold and automatic conversion of shares ....................
460,200 $ 4,176,838 1,177,063 $ 10,651,458
Shares issued in reinvestment of distributions .....................
284,105 2,584,036 622,462 5,611,143
Shares redeemed ......................................
(1,982,995) (18,023,255) (5,047,002) (45,434,507)
(1,238,690) $ (11,262,381) (3,247,477) $ (29,171,906)
Investor C
Shares sold ..........................................
21,224 $ 194,086 3,855 $ 34,770
Shares issued in reinvestment of distributions .....................
5,083 46,158 12,604 113,205
Shares redeemed and automatic conversion of shares ...............
(68,672) (622,508) (296,750) (2,623,583)
(42,365) $ (382,264) (280,291) $ (2,475,608)
Class K
Shares sold ..........................................
621,796 $ 5,629,639 310,223 $ 2,780,228
Shares issued in reinvestment of distributions .....................
22,785 206,844 43,772 393,648
Shares redeemed ......................................
(712,719) (6,410,860) (566,553) (5,090,738)
(68,138) $ (574,377) (212,558) $ (1,916,862)

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
94
12. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:
Effective April 10, 2025, the credit agreement was extended until April 2026 under substantially similar terms.
d
Six Months Ended
03/31/25
Year Ended
09/30/24
Fund Name/Share Class
Shares Amount Shares Amount
Class R
Shares sold ..........................................
66,493 $ 604,746 88,513 $ 799,024
Shares issued in reinvestment of distributions .....................
5,579 50,774 11,612 104,717
Shares redeemed ......................................
(88,339) (803,941) (125,637) (1,140,153)
(16,267) $ (148,421) (25,512) $ (236,412)
(2,905,717) $ (26,242,433) (7,931,460) $ (70,967,521)
Income Fund
Institutional
Shares sold ..........................................
16,062,137 $ 144,254,410 42,469,624 $ 376,512,174
Shares issued in reinvestment of distributions .....................
2,286,435 20,537,824 4,708,302 41,852,129
Shares redeemed ......................................
(27,437,221) (246,784,508) (36,299,444) (320,716,429)
(9,088,649) $ (81,992,274) 10,878,482 $ 97,647,874
Investor A
Shares sold and automatic conversion of shares ....................
3,266,314 $ 29,356,125 5,353,361 $ 47,553,182
Shares issued in reinvestment of distributions .....................
491,041 4,410,596 1,049,781 9,327,372
Shares redeemed ......................................
(2,934,794) (26,352,125) (5,371,364) (47,525,101)
822,561 $ 7,414,596 1,031,778 $ 9,355,453
Investor C
Shares sold ..........................................
86,115 $ 774,732 358,881 $ 3,185,234
Shares issued in reinvestment of distributions .....................
31,445 282,688 86,405 767,493
Shares redeemed and automatic conversion of shares ...............
(290,942) (2,615,678) (723,762) (6,409,465)
(173,382) $ (1,558,258) (278,476) $ (2,456,738)
Class K
Shares sold ..........................................
4,563,345 $ 41,006,949 11,896,116 $ 105,539,871
Shares issued in reinvestment of distributions .....................
717,119 6,441,458 1,404,995 12,490,297
Shares redeemed ......................................
(3,887,816) (34,920,058) (8,858,562) (78,011,046)
1,392,648 $ 12,528,349 4,442,549 $ 40,019,122
(7,046,822) $ (63,607,587) 16,074,333 $ 144,565,711
Mortgage-Backed Securities Fund
Institutional
Shares sold ..........................................
1,180,080 $ 9,300,309 2,077,068 $ 16,132,976
Shares issued in reinvestment of distributions .....................
261,218 2,059,746 573,023 4,476,474
Shares redeemed ......................................
(2,187,975) (17,223,776) (6,996,360) (54,383,001)
(746,677) $ (5,863,721) (4,346,269) $ (33,773,551)
Investor A
Shares sold and automatic conversion of shares ....................
159,233 $ 1,258,230 433,319 $ 3,389,451
Shares issued in reinvestment of distributions .....................
131,780 1,043,071 328,385 2,576,786
Shares redeemed ......................................
(994,382) (7,863,966) (3,328,934) (26,396,716)
(703,369) $ (5,562,665) (2,567,230) $ (20,430,479)
Investor C
Shares sold ..........................................
41,094 $ 324,341 61,193 $ 477,051
Shares issued in reinvestment of distributions .....................
11,029 86,962 22,902 178,907
Shares redeemed and automatic conversion of shares ...............
(107,743) (847,329) (263,858) (2,059,034)
(55,620) $ (436,026) (179,763) $ (1,403,076)
Class K
Shares sold ..........................................
356,607 $ 2,792,913 543,724 $ 4,228,262
Shares issued in reinvestment of distributions .....................
213,007 1,674,990 397,165 3,097,000
Shares redeemed ......................................
(291,021) (2,283,944) (942,364) (7,342,095)
278,593 $ 2,183,959 (1,475) $ (16,833)
(1,227,073) $ (9,678,453) (7,094,737) $ (55,623,939)

Additional Information
95
Additional Information
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent trustees of the Trust is paid by the Trust, on behalf of the Funds.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
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Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
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BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
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Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
96
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
(a)
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
(b)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock Income Fund and BlackRock Impact Mortgage Fund.
(b)
For BlackRock Income Fund.

Glossary of Terms Used in these Financial Statements
97
Glossary of Terms Used in these Financial Statements
Currency Abbreviation
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviation
ABS Asset-Backed Security
CLO Collateralized Loan Obligation
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
TBA To-be-announced

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

March 31, 2025
Not FDIC Insured - May Lose Value - No Bank Guarantee
2025 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
BlackRock Funds V
BlackRock Core Bond Portfolio
BlackRock High Yield Portfolio
BlackRock Low Duration Bond Portfolio

Page
2

The Benefits and Risks of Leveraging
3
The Benefits and Risks of Leveraging / Derivative Financial Instruments
The Funds may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by each Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to each Fund’s shareholders, and the value of these portfolio holdings is reflected in each Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage.
Furthermore, the value of each Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence each Fund’s NAV positively or negatively in addition to the impact on each Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that a Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of a Fund’s shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by each Fund’s shareholders and may reduce income.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
March 31, 2025
BlackRock Core Bond Portfolio
4
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
1988 CLO 5 Ltd., Series 2024-5A, Class A1,
(3-mo. CME Term SOFR at 1.54% Floor +
1.54%), 5.84%, 07/15/37
(a) (b)
........... USD 800 $ 800,403
522 Funding CLO Ltd.
(a)(b)
Series 2019-5A, Class AR, (3-mo. CME Term
SOFR at 1.33% Floor + 1.33%), 5.63%,
04/15/35 ...................... 250 248,614
Series 2020-6A, Class A1R2, (3-mo. CME
Term SOFR at 1.20% Floor + 1.20%),
5.49%, 10/23/34 ................. 250 249,447
AB BSL CLO 4 Ltd., Series 2023-4A, Class A,
(3-mo. CME Term SOFR at 2.00% Floor +
2.00%), 6.29%, 04/20/36
(a) (b)
........... 340 339,831
ACREC LLC, Series 2023-FL2, Class A, (1-mo.
CME Term SOFR at 2.23% Floor + 2.23%),
6.55%, 02/19/38
(a) (b)
................. 736 737,433
Affirm Master Trust
(b)
Series 2025-1A, Class A, 4.99%, 02/15/33 .. 2,815 2,829,677
Series 2025-1A, Class B, 5.13%, 02/15/33 .. 221 222,121
AGL CLO 12 Ltd., Series 2021-12A, Class A1,
(3-mo. CME Term SOFR at 1.16% Floor +
1.42%), 5.71%, 07/20/34
(a) (b)
........... 1,730 1,733,444
AGL CLO 13 Ltd.
(a)(b)
Series 2021-13A, Class A1, (3-mo. CME Term
SOFR at 1.16% Floor + 1.42%), 5.71%,
10/20/34 ...................... 250 250,000
Series 2021-13A, Class B, (3-mo. CME Term
SOFR at 1.65% Floor + 1.91%), 6.20%,
10/20/34 ...................... 1,000 1,000,000
AGL CLO 20 Ltd., Series 2022-20A, Class BR,
(3-mo. CME Term SOFR at 1.75% Floor +
1.75%), 6.04%, 10/20/37
(a) (b)
........... 669 666,897
AGL CLO 37 Ltd., Series 2024-37A, Class A1,
(3-mo. CME Term SOFR at 1.24% Floor +
1.24%), 5.54%, 04/22/38
(a) (b)
........... 250 249,102
AGL CLO 7 Ltd.
(a)(b)
Series 2020-7A, Class AR, (3-mo. CME Term
SOFR at 1.20% Floor + 1.46%), 5.76%,
07/15/34 ...................... 540 541,245
Series 2020-7A, Class DR, (3-mo. CME Term
SOFR at 3.10% Floor + 3.36%), 7.66%,
07/15/34 ...................... 250 249,536
AGL Core CLO 15 Ltd., Series 2021-15A, Class
A1, (3-mo. CME Term SOFR at 1.15% Floor +
1.41%), 5.70%, 01/20/35
(a) (b)
........... 500 501,015
AGL Core CLO 2 Ltd., Series 2019-2A, Class
A1R, (3-mo. CME Term SOFR at 1.46% Floor
+ 1.46%), 5.75%, 07/20/37
(a) (b)
.......... 1,320 1,322,176
AGL Core CLO 4 Ltd., Series 2020-4A, Class
AR2, (3-mo. CME Term SOFR at 1.38% Floor
+ 1.38%), 5.67%, 10/20/37
(a) (b)
.......... 920 920,637
AIMCO CLO 23 Ltd., Series 2025-23A, Class
A, (3-mo. CME Term SOFR at 1.13% Floor +
1.13%), 5.39%, 04/20/38
(a) (b)
........... 280 277,760
Ajax Mortgage Loan Trust, Series 2021-C, Class
A, 5.11%, 01/25/61
(b) (c)
............... 4,278 4,274,936
AMMC CLO 18 Ltd., Series 2016-18A, Class AR,
(3-mo. CME Term SOFR at 0.00% Floor +
1.36%), 5.68%, 05/26/31
(a) (b)
........... 69 69,004
AMSR Trust, Series 2020-SFR2, Class D, 3.28%,
07/17/37
(b)
....................... 557 552,710
Anchorage Capital CLO 17 Ltd., Series 2021-
17A, Class A1R, (3-mo. CME Term SOFR at
1.23% Floor + 1.23%), 5.55%, 02/15/38
(a) (b)
. 2,745 2,735,393
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Anchorage Capital CLO 29 Ltd., Series 2024-
29A, Class A1, (3-mo. CME Term SOFR at
1.60% Floor + 1.60%), 5.89%, 07/20/37
(a) (b)
. USD 640 $ 641,201
Anchorage Capital CLO 6 Ltd., Series 2015-6A,
Class AR3, (3-mo. CME Term SOFR at 1.44%
Floor + 1.44%), 5.73%, 04/22/34
(a) (b)
...... 1,220 1,220,534
Anchorage Capital CLO 7 Ltd.
(a)(b)
Series 2015-7A, Class AR3, (3-mo. CME Term
SOFR at 1.56% Floor + 1.56%), 5.86%,
04/28/37 ...................... 930 931,602
Series 2015-7A, Class BR3, (3-mo. CME Term
SOFR at 2.05% Floor + 2.05%), 6.35%,
04/28/37 ...................... 1,640 1,638,541
Series 2015-7A, Class DR3, (3-mo. CME
Term SOFR at 3.80% Floor + 3.80%),
8.10%, 04/28/37 ................. 250 250,457
Anchorage Capital CLO 8 Ltd.
(a)(b)
Series 2016-8A, Class AR2A, (3-mo. CME
Term SOFR at 1.20% Floor + 1.46%),
5.76%, 10/27/34 ................. 510 510,628
Series 2016-8A, Class BR2, (3-mo. CME Term
SOFR at 1.80% Floor + 2.06%), 6.36%,
10/27/34 ...................... 650 648,952
Anchorage Capital Europe CLO 2 DAC, Series
2A, Class B1R, (3-mo. EURIBOR at 1.60%
Floor + 1.60%), 4.39%, 04/15/34
(a) (b)
...... EUR 272 293,260
Apidos CLO XV, Series 2013-15A, Class A1RR,
(3-mo. CME Term SOFR at 0.00% Floor +
1.27%), 5.56%, 04/20/31
(a) (b)
........... USD 139 138,636
Apidos CLO XX, Series 2015-20A, Class A1RA,
(3-mo. CME Term SOFR at 0.00% Floor +
1.36%), 5.67%, 07/16/31
(a) (b)
........... 190 189,688
Apidos CLO XXII
(a)(b)
Series 2015-22A, Class A2R, (3-mo. CME
Term SOFR at 0.00% Floor + 1.76%),
6.05%, 04/20/31 ................. 250 250,000
Series 2015-22A, Class CR, (3-mo. CME
Term SOFR at 2.95% Floor + 3.21%),
7.50%, 04/20/31 ................. 250 250,000
Apidos CLO XXV, Series 2016-25A, Class A1R3,
(3-mo. CME Term SOFR at 1.14% Floor +
1.14%), 5.47%, 01/20/37
(a) (b)
........... 250 248,875
Apidos CLO XXXII, Series 2019-32A, Class A1R,
(3-mo. CME Term SOFR at 1.10% Floor +
1.10%), 5.39%, 01/20/33
(a) (b)
........... 250 249,390
Apidos CLO XXXIV, Series 2020-34A, Class
A1R, (3-mo. CME Term SOFR at 1.15% Floor
+ 1.41%), 5.70%, 01/20/35
(a) (b)
.......... 450 450,227
Apidos CLO XXXVI, Series 2021-36A, Class B,
(3-mo. CME Term SOFR at 1.60% Floor +
1.86%), 6.15%, 07/20/34
(a) (b)
........... 250 249,810
Aqua Finance Trust, Series 2021-A, Class A,
1.54%, 07/17/46
(b)
.................. 47 42,759
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2022-FL1, Class A, (SOFR 30 day
Average at 1.45% Floor + 1.45%), 5.80%,
01/15/37
(a) (b)
...................... 1,913 1,911,692
AREIT LLC, Series 2023-CRE8, Class A, (1-mo.
CME Term SOFR at 2.11% Floor + 2.11%),
6.43%, 08/17/41
(a) (b)
................. 593 590,073
AREIT Ltd.
(a)(b)
Series 2024-CRE9, Class A, (1-mo. CME
Term SOFR at 1.69% Floor + 1.69%),
6.01%, 05/17/41 ................. 4,740 4,734,716

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Core Bond Portfolio
Schedules of Investments
5
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2025-CRE10, Class A, (1-mo. CME
Term SOFR at 1.39% Floor + 1.39%),
5.71%, 12/17/29 ................. USD 285 $ 284,752
Ares European CLO XII DAC, Series 12A, Class
B1R, (3-mo. EURIBOR at 1.70% Floor +
1.70%), 4.44%, 04/20/32
(a) (b)
........... EUR 297 320,281
Ares LIX CLO Ltd., Series 2021-59A, Class A,
(3-mo. CME Term SOFR at 1.03% Floor +
1.29%), 5.59%, 04/25/34
(a) (b)
........... USD 250 249,637
Ares Loan Funding IV Ltd., Series 2023-ALF4A,
Class A1, (3-mo. CME Term SOFR at 1.75%
Floor + 1.75%), 6.05%, 10/15/36
(a) (b)
...... 260 260,910
Ares LVI CLO Ltd., Series 2020-56A, Class
A1R2, (3-mo. CME Term SOFR at 1.25%
Floor + 1.25%), 5.55%, 01/25/38
(a) (b)
...... 410 409,796
Ares XLVIII CLO Ltd., Series 2018-48A, Class
B, (3-mo. CME Term SOFR at 1.58% Floor +
1.84%), 6.13%, 07/20/30
(a) (b)
........... 250 249,633
Asimi Funding plc
(a)(d)
Series 2024-1, Class B, (Sterling Overnight
Index Average + 1.35%), 5.81%, 09/16/31 GBP 123 158,823
Series 2024-1, Class C, (Sterling Overnight
Index Average + 1.95%), 6.41%, 09/16/31 114 147,482
Asset-Backed European Securitisation
Transaction Twenty-Five SRL, Series 25,
Class D, (1-mo. EURIBOR at 0.00% Floor +
2.50%), 4.87%, 11/15/39
(a) (d)
........... EUR 100 108,119
Asset-Backed European Securitisation
Transaction Twenty-Three SARL
(a)(d)
Series 23, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.60%), 3.99%, 03/21/34 . 100 109,074
Series 23, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.90%), 4.29%, 03/21/34 . 100 108,950
Series 23, Class E, (1-mo. EURIBOR at
0.00% Floor + 2.40%), 4.79%, 03/21/34 . 100 109,256
Assurant CLO II Ltd., Series 2018-2A, Class A,
(3-mo. CME Term SOFR at 1.04% Floor +
1.30%), 5.59%, 04/20/31
(a) (b)
........... USD 56 56,143
Assurant CLO IV Ltd., Series 2019-4A, Class
DR, (3-mo. CME Term SOFR at 3.65% Floor +
3.91%), 8.20%, 04/20/30
(a) (b)
........... 470 469,969
Auto ABS Italian Stella Loans SRL
(a)(d)
Series 2024-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.70%), 4.06%, 12/29/36 . EUR 92 100,047
Series 2024-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 2.30%), 4.66%, 12/29/36 . 92 100,047
Auto1 Car Funding SARL, Series 2024-1, Class
C, (1-mo. EURIBOR at 0.00% Floor + 1.50%),
3.87%, 12/15/33
(a) (d)
................. 100 108,800
Avoca CLO XVIII DAC, Series 18A, Class CR,
(3-mo. EURIBOR at 2.25% Floor + 2.25%),
4.91%, 01/15/38
(a) (b)
................. 250 269,966
Avoca CLO XXII DAC, Series 22X, Class B1,
(3-mo. EURIBOR at 1.30% Floor + 1.30%),
4.08%, 04/15/35
(a) (d)
................. 200 214,164
Bain Capital Credit CLO, Series 2018-2A, Class
BR, (3-mo. CME Term SOFR at 1.55% Floor +
1.55%), 5.84%, 07/19/31
(a) (b)
........... USD 500 498,045
Bain Capital Credit CLO Ltd., Series 2021-3A,
Class D, (3-mo. CME Term SOFR at 3.36%
Floor + 3.36%), 7.66%, 07/24/34
(a) (b)
...... 250 250,000
Bardot CLO Ltd., Series 2019-2A, Class ARR,
(3-mo. CME Term SOFR at 0.98% Floor +
0.98%), 5.28%, 10/22/32
(a) (b)
........... 290 288,231
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Barings CLO Ltd.
(a)(b)
Series 2015-IA, Class BR, (3-mo. CME Term
SOFR at 1.40% Floor + 1.66%), 5.95%,
01/20/31 ...................... USD 250 $ 249,833
Series 2018-2A, Class B1AR, (3-mo. CME
Term SOFR at 1.65% Floor + 1.65%),
5.95%, 07/15/36 ................. 1,840 1,836,569
Battalion CLO 18 Ltd., Series 2020-18A, Class
BR, (3-mo. CME Term SOFR at 1.75% Floor +
2.01%), 6.31%, 10/15/36
(a) (b)
........... 375 373,078
Battalion CLO VIII Ltd.
(a)(b)
Series 2015-8A, Class A1R2, (3-mo. CME
Term SOFR at 1.07% Floor + 1.33%),
5.62%, 07/18/30 ................. 425 425,208
Series 2015-8A, Class A2R2, (3-mo. CME
Term SOFR at 1.55% Floor + 1.81%),
6.10%, 07/18/30 ................. 666 665,401
Battalion CLO XI Ltd., Series 2017-11A, Class
BR, (3-mo. CME Term SOFR at 1.72% Floor +
1.98%), 6.28%, 04/24/34
(a) (b)
........... 250 248,970
Battalion CLO XV Ltd., Series 2020-15A, Class
A1RR, (3-mo. CME Term SOFR at 0.98%
Floor + 0.98%), 5.28%, 01/17/33
(a) (b)
...... 360 359,640
BBAM US CLO I Ltd., Series 2022-1A, Class AR,
(3-mo. CME Term SOFR at 1.20% Floor +
1.20%), 5.52%, 03/30/38
(a) (b)
........... 300 299,374
BDS LLC
(a)(b)
Series 2022-FL11, Class ATS, (1-mo. CME
Term SOFR at 1.80% Floor + 1.80%),
6.12%, 03/19/39 ................. 289 289,006
Series 2024-FL13, Class A, (1-mo. CME Term
SOFR at 1.58% Floor + 1.58%), 5.89%,
09/19/39 ...................... 2,734 2,731,179
Benefit Street Partners CLO V-B Ltd., Series
2018-5BA, Class A1R, (3-mo. CME Term
SOFR at 1.53% Floor + 1.53%), 5.82%,
07/20/37
(a) (b)
...................... 960 962,276
Benefit Street Partners CLO X Ltd., Series 2016-
10A, Class A2AR, (3-mo. CME Term SOFR at
1.55% Floor + 1.81%), 6.10%, 04/20/34
(a) (b)
. 250 249,088
Benefit Street Partners CLO XII-B Ltd.
(a)(b)
Series 2017-12BRA, Class A, (3-mo. CME
Term SOFR at 1.37% Floor + 1.37%),
5.67%, 10/15/37 ................. 780 780,753
Series 2017-12BRA, Class B, (3-mo. CME
Term SOFR at 1.70% Floor + 1.70%),
6.00%, 10/15/37 ................. 410 409,408
Benefit Street Partners CLO XXI Ltd., Series
2020-21A, Class A1R, (3-mo. CME Term
SOFR at 1.17% Floor + 1.43%), 5.73%,
10/15/34
(a) (b)
...................... 250 249,652
Benefit Street Partners CLO XXIX Ltd., Series
2022-29A, Class AR, (3-mo. CME Term SOFR
at 1.18% Floor + 1.18%), 5.48%, 01/25/38
(a) (b)
250 249,920
Benefit Street Partners CLO XXVI Ltd., Series
2022-26A, Class AR, (3-mo. CME Term SOFR
at 1.38% Floor + 1.38%), 5.67%, 07/20/37
(a) (b)
270 270,278
Benefit Street Partners CLO XXVII Ltd., Series
2022-27A, Class AR, (3-mo. CME Term SOFR
at 1.37% Floor + 1.37%), 5.66%, 10/20/37
(a) (b)
2,420 2,423,137
Benefit Street Partners CLO XXXVIII Ltd., Series
2024-38A, Class A, (3-mo. CME Term SOFR
at 1.31% Floor + 1.31%), 5.62%, 01/25/38
(a) (b)
1,010 1,009,486
BHG Securitization Trust, Series 2022-C, Class
B, 5.93%, 10/17/35
(b)
................ 253 253,805

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Core Bond Portfolio
6
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Birch Grove CLO 10 Ltd., Series 2024-10A,
Class A, (3-mo. CME Term SOFR at 1.39%
Floor + 1.39%), 5.95%, 01/22/38
(a) (b)
...... USD 550 $ 550,287
Birch Grove CLO 2 Ltd., Series 2021-2A, Class
A1R, (3-mo. CME Term SOFR at 1.40% Floor
+ 1.40%), 5.69%, 10/19/37
(a) (b)
.......... 500 500,837
BlueMountain CLO Ltd.
(a)(b)
Series 2013-2A, Class A1R, (3-mo. CME Term
SOFR at 0.00% Floor + 1.44%), 5.73%,
10/22/30 ...................... 176 175,563
Series 2015-3A, Class A1R, (3-mo. CME Term
SOFR at 0.00% Floor + 1.26%), 5.55%,
04/20/31 ...................... 127 126,997
Series 2016-3A, Class A1R2, (3-mo. CME
Term SOFR at 1.20% Floor + 1.20%),
5.52%, 11/15/30 ................. 286 285,076
Series 2018-1A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.96%), 6.25%,
07/30/30 ...................... 2,000 1,997,222
Series 2018-2A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.96%), 6.28%,
08/15/31 ...................... 1,200 1,198,668
Series 2018-3A, Class A1R, (3-mo. CME Term
SOFR at 1.19% Floor + 1.19%), 5.49%,
10/25/30 ...................... 387 387,087
BlueMountain CLO XXII Ltd., Series 2018-22A,
Class B, (3-mo. CME Term SOFR at 1.50%
Floor + 1.76%), 6.06%, 07/15/31
(a) (b)
...... 2,020 2,015,960
BlueMountain CLO XXIX Ltd., Series 2020-29A,
Class BR, (3-mo. CME Term SOFR at 1.75%
Floor + 2.01%), 6.31%, 07/25/34
(a) (b)
...... 250 249,664
BlueMountain CLO XXVIII Ltd., Series 2021-28A,
Class A, (3-mo. CME Term SOFR at 1.26%
Floor + 1.52%), 5.82%, 04/15/34
(a) (b)
...... 130 130,033
BlueMountain Euro CLO DAC, Series 2021-2A,
Class B1, (3-mo. EURIBOR at 1.75% Floor +
1.75%), 4.53%, 10/15/35
(a) (b)
........... EUR 660 709,066
BlueMountain Fuji US CLO II Ltd., Series 2017-
2A, Class A1AR, (3-mo. CME Term SOFR at
0.00% Floor + 1.26%), 5.55%, 10/20/30
(a) (b)
. USD 577 576,754
BRAVO Residential Funding Trust, Series 2024-
CES2, Class A1A, 5.55%, 09/25/54
(b) (c)
.... 335 335,267
Bridge Street CLO II Ltd., Series 2021-1A, Class
A1A, (3-mo. CME Term SOFR at 1.23% Floor
+ 1.49%), 5.78%, 07/20/34
(a) (b)
.......... 250 250,252
Brignole Co., Series 2024, Class C, (1-mo.
EURIBOR at 0.00% Floor + 2.00%), 4.37%,
02/24/42
(a) (d)
...................... EUR 73 79,918
Bryant Park Funding Ltd., Series 2024-24A,
Class A1, (3-mo. CME Term SOFR at 1.40%
Floor + 1.40%), 5.70%, 10/15/37
(a) (b)
...... USD 3,250 3,255,326
Buckhorn Park CLO Ltd., Series 2019-1A, Class
ARR, (3-mo. CME Term SOFR at 1.07% Floor
+ 1.07%), 5.36%, 07/18/34
(a) (b)
.......... 570 568,290
BXMT Ltd., Series 2025-FL5, Class A, (1-mo.
CME Term SOFR at 1.64% Floor + 1.64%),
5.96%, 10/18/42
(a) (b) (e)
................ 348 347,130
Canyon Capital CLO Ltd., Series 2016-1A, Class
AR, (3-mo. CME Term SOFR at 0.00% Floor +
1.33%), 5.63%, 07/15/31
(a) (b)
........... 160 160,019
Canyon CLO Ltd.
(a)(b)
Series 2018-1A, Class A, (3-mo. CME Term
SOFR at 1.07% Floor + 1.33%), 5.63%,
07/15/31 ...................... 162 162,336
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2020-3A, Class BR, (3-mo. CME Term
SOFR at 1.95% Floor + 1.95%), 6.25%,
10/15/37 ...................... USD 350 $ 348,964
Cardiff Auto Receivables Securitisation plc
(a)(d)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
6.36%, 08/20/31 ................. GBP 357 462,210
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.60%),
7.06%, 08/20/31 ................. 271 351,247
Carlyle C17 CLO Ltd., Series C17A, Class A1AR,
(3-mo. CME Term SOFR at 0.00% Floor +
1.29%), 5.58%, 04/30/31
(a) (b)
........... USD 628 627,227
Carlyle Global Market Strategies CLO Ltd.
(a)(b)
Series 2014-1A, Class A1R2, (3-mo. CME
Term SOFR at 0.97% Floor + 1.23%),
5.53%, 04/17/31 ................. 241 241,358
Series 2014-2RA, Class A1, (3-mo. CME Term
SOFR at 0.00% Floor + 1.31%), 5.63%,
05/15/31 ...................... 200 199,856
Series 2014-3RA, Class A1A, (3-mo. CME
Term SOFR at 0.00% Floor + 1.31%),
5.61%, 07/27/31 ................. 72 71,553
Series 2014-5A, Class A1RR, (3-mo. CME
Term SOFR at 1.14% Floor + 1.40%),
5.70%, 07/15/31 ................. 165 165,053
Series 2014-5A, Class A2RR, (3-mo. CME
Term SOFR at 1.45% Floor + 1.71%),
6.01%, 07/15/31 ................. 250 250,170
Carlyle US CLO Ltd.
(a)(b)
Series 2017-3A, Class A1R2, (3-mo. CME
Term SOFR at 1.40% Floor + 1.40%),
5.69%, 10/21/37 ................. 1,420 1,421,781
Series 2019-1A, Class A1AR, (3-mo. CME
Term SOFR at 1.08% Floor + 1.34%),
5.63%, 04/20/31 ................. 198 198,127
Cayuga Park CLO Ltd., Series 2020-1A, Class
AR, (3-mo. CME Term SOFR at 1.38% Floor +
1.38%), 5.68%, 07/17/34
(a) (b)
........... 690 690,803
CBAM Ltd.
(a)(b)
Series 2019-10A, Class A1R, (3-mo. CME
Term SOFR at 1.12% Floor + 1.38%),
5.67%, 04/20/32 ................. 430 430,438
Series 2020-12A, Class AR, (3-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.73%,
07/20/34 ...................... 250 249,466
Cedar Funding II CLO Ltd.
(a)(b)
Series 2013-1A, Class ARR, (3-mo. CME
Term SOFR at 1.08% Floor + 1.34%),
5.63%, 04/20/34 ................. 710 706,632
Series 2013-1A, Class BRR, (3-mo. CME
Term SOFR at 1.35% Floor + 1.61%),
5.90%, 04/20/34 ................. 680 675,105
Cedar Funding VI CLO Ltd., Series 2016-6A,
Class ARR, (3-mo. CME Term SOFR at 1.05%
Floor + 1.31%), 5.60%, 04/20/34
(a) (b)
...... 3,930 3,908,642
Cedar Funding VII CLO Ltd., Series 2018-7A,
Class AR, (3-mo. CME Term SOFR at 1.08%
Floor + 1.08%), 5.37%, 01/20/31
(a) (b)
...... 192 191,744
Cedar Funding XI CLO Ltd., Series 2019-11A,
Class A2R2, (3-mo. CME Term SOFR at
1.30% Floor + 1.30%), 5.61%, 05/29/32
(a) (b)
. 280 279,724
CIFC Funding  Ltd., Series 2019-3A, Class CR2,
(3-mo. CME Term SOFR at 1.80% Floor +
1.80%), 6.11%, 01/16/38
(a) (b)
........... 490 489,890

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Core Bond Portfolio
Schedules of Investments
7
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
CIFC Funding 2017-I Ltd., Series 2017-1A, Class
BRR, (3-mo. CME Term SOFR at 2.05% Floor
+ 2.05%), 6.34%, 04/21/37
(a) (b)
.......... USD 340 $ 340,344
CIFC Funding 2018-II Ltd., Series 2018-2A,
Class A1R, (3-mo. CME Term SOFR at 1.37%
Floor + 1.37%), 5.66%, 10/20/37
(a) (b)
...... 250 250,352
CIFC Funding 2018-III Ltd., Series 2018-3A,
Class A, (3-mo. CME Term SOFR at 0.00%
Floor + 1.36%), 5.65%, 07/18/31
(a) (b)
...... 189 188,641
CIFC Funding 2021-IV Ltd., Series 2021-4A,
Class AR, (3-mo. CME Term SOFR at 1.36%
Floor + 1.36%), 5.65%, 07/23/37
(a) (b)
...... 1,450 1,450,564
CIFC Funding Ltd.
(a)(b)
Series 2013-2A, Class A1L2, (3-mo. CME
Term SOFR at 1.00% Floor + 1.26%),
5.55%, 10/18/30 ................. 151 151,093
Series 2017-1A, Class ARR, (3-mo. CME
Term SOFR at 1.55% Floor + 1.55%),
5.84%, 04/21/37 ................. 1,190 1,192,802
Series 2017-5A, Class AR, (3-mo. CME Term
SOFR at 1.41% Floor + 1.41%), 5.71%,
07/17/37 ...................... 250 250,218
Series 2018-1A, Class A1R, (3-mo. CME Term
SOFR at 1.32% Floor + 1.32%), 5.67%,
01/18/38 ...................... 960 960,027
Series 2018-1A, Class BR, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 6.05%,
01/18/38 ...................... 500 499,649
Series 2019-1A, Class A1R2, (3-mo. CME
Term SOFR at 1.36% Floor + 1.36%),
5.65%, 10/20/37 ................. 1,370 1,369,315
Series 2019-5A, Class A1R1, (3-mo. CME
Term SOFR at 1.14% Floor + 1.40%),
5.70%, 01/15/35 ................. 250 250,456
Series 2020-1A, Class A1R, (3-mo. CME Term
SOFR at 1.41% Floor + 1.41%), 5.71%,
07/15/36 ...................... 300 300,525
Series 2020-1A, Class BR, (3-mo. CME Term
SOFR at 1.91% Floor + 1.91%), 6.21%,
07/15/36 ...................... 740 739,181
Series 2020-3A, Class A1R, (3-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 5.68%,
10/20/34 ...................... 1,600 1,602,455
Series 2021-5A, Class A1R, (3-mo. CME Term
SOFR at 1.26% Floor + 1.26%), 5.57%,
01/15/38 ...................... 1,225 1,223,820
Series 2021-6A, Class A, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.70%,
10/15/34 ...................... 250 250,423
Series 2024-3A, Class A1, (3-mo. CME Term
SOFR at 1.48% Floor + 1.48%), 5.77%,
07/21/37 ...................... 250 250,625
Series 2025-2A, Class A, (3-mo. CME Term
SOFR at 1.13% Floor + 1.13%), 5.41%,
04/15/38 ...................... 670 667,185
Clover CLO LLC
(a)(b)
Series 2018-1A, Class A1RR, (3-mo. CME
Term SOFR at 1.53% Floor + 1.53%),
5.82%, 04/20/37 ................. 280 280,556
Series 2021-3A, Class AR, (3-mo. CME Term
SOFR at 1.07% Floor + 1.07%), 5.37%,
01/25/35 ...................... 850 849,066
College Avenue Student Loans LLC
(b)
Series 2021-B, Class B, 2.42%, 06/25/52 ... 159 144,151
Series 2021-B, Class C, 2.72%, 06/25/52 .. 67 61,695
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Concord Music Royalties LLC, Series 2024-1A,
Class A, 5.64%, 10/20/74
(b)
............ USD 488 $ 485,135
Creeksource Dunes Creek CLO Ltd.
(a)(b)
Series 2024-1A, Class A1, (3-mo. CME Term
SOFR at 1.41% Floor + 1.41%), 5.74%,
01/15/38 ...................... 250 250,248
Series 2024-1A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 6.08%,
01/15/38 ...................... 250 249,320
CVC Cordatus Loan Fund IV DAC, Series 4X,
Class BR1, (3-mo. EURIBOR at 1.30% Floor
+ 1.30%), 3.83%, 02/22/34
(a) (d)
.......... EUR 260 279,173
CWHEQ Revolving Home Equity Loan Trust,
Series 2006-I, Class 1A, (1-mo. CME Term
SOFR at 0.14% Floor + 0.25%), 4.57%,
01/15/37
(a)
....................... USD 83 79,362
Diameter Capital CLO 1 Ltd., Series 2021-1A,
Class A1R, (3-mo. CME Term SOFR at 1.39%
Floor + 1.39%), 5.69%, 10/15/37
(a) (b)
...... 1,620 1,622,385
Diameter Capital CLO 3 Ltd., Series 2022-3A,
Class A1R, (3-mo. CME Term SOFR at 1.33%
Floor + 1.33%), 5.62%, 01/15/38
(a) (b)
...... 690 688,628
Diameter Capital CLO 8 Ltd., Series 2024-8A,
Class A1A, (3-mo. CME Term SOFR at 1.40%
Floor + 1.40%), 5.95%, 10/20/37
(a) (b)
...... 4,590 4,595,980
Diameter Capital CLO 9 Ltd., Series 2025-9A,
Class A, (3-mo. CME Term SOFR at 1.17%
Floor + 1.17%), 5.49%, 04/20/38
(a) (b)
...... 250 248,987
Dowson plc, Series 2024-1, Class D, (Sterling
Overnight Index Average at 0.00% Floor +
2.35%), 6.81%, 08/20/31
(a) (d)
........... GBP 100 128,503
Dryden 104 CLO Ltd., Series 2022-104A, Class
A1R, (3-mo. CME Term SOFR at 1.29% Floor
+ 1.29%), 5.61%, 08/20/34
(a) (b)
.......... USD 690 690,035
Dryden 37 Senior Loan Fund, Series 2015-37A,
Class AR, (3-mo. CME Term SOFR at 1.10%
Floor + 1.36%), 5.66%, 01/15/31
(a) (b)
...... 269 268,766
Dryden 41 Senior Loan Fund, Series 2015-41A,
Class AR, (3-mo. CME Term SOFR at 0.97%
Floor + 1.23%), 5.53%, 04/15/31
(a) (b)
...... 481 480,528
Dryden 43 Senior Loan Fund, Series 2016-43A,
Class AR3, (3-mo. CME Term SOFR at 1.07%
Floor + 1.07%), 5.36%, 04/20/34
(a) (b)
...... 1,180 1,177,526
Dryden 50 Senior Loan Fund
(a)(b)
Series 2017-50A, Class A1R, (3-mo. CME
Term SOFR at 1.00% Floor + 1.26%),
5.56%, 07/15/30 ................. 125 124,549
Series 2017-50A, Class B, (3-mo. CME Term
SOFR at 1.65% Floor + 1.91%), 6.21%,
07/15/30 ...................... 250 250,065
Dryden 53 CLO Ltd., Series 2017-53A, Class
A, (3-mo. CME Term SOFR at 0.00% Floor +
1.38%), 5.68%, 01/15/31
(a) (b)
........... 3,485 3,482,400
Dryden 55 CLO Ltd., Series 2018-55A, Class
A1, (3-mo. CME Term SOFR at 0.00% Floor +
1.28%), 5.58%, 04/15/31
(a) (b)
........... 419 418,976
Dryden 64 CLO Ltd., Series 2018-64A, Class
A, (3-mo. CME Term SOFR at 0.00% Floor +
1.23%), 5.52%, 04/18/31
(a) (b)
........... 161 161,042
Dryden 65 CLO Ltd., Series 2018-65A, Class
B, (3-mo. CME Term SOFR at 1.60% Floor +
1.86%), 6.15%, 07/18/30
(a) (b)
........... 250 250,123
Dryden 77 CLO Ltd., Series 2020-77A, Class
AR, (3-mo. CME Term SOFR at 1.38% Floor +
1.38%), 5.70%, 05/20/34
(a) (b)
........... 810 810,820

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Core Bond Portfolio
8
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Dryden 87 CLO Ltd., Series 2021-87A, Class
A1, (3-mo. CME Term SOFR at 1.10% Floor +
1.36%), 5.68%, 05/20/34
(a) (b)
........... USD 520 $ 520,461
Dryden XXVI Senior Loan Fund, Series 2013-
26A, Class AR, (3-mo. CME Term SOFR at
0.00% Floor + 1.16%), 5.46%, 04/15/29
(a) (b)
. 207 207,442
EDvestinU Private Education Loan Issue No.
4 LLC, Series 2022-A, Class A, 5.25%,
11/25/40
(b)
....................... 424 424,035
Elmwood CLO 29 Ltd., Series 2024-5A, Class
AR1, (3-mo. CME Term SOFR at 1.52% Floor
+ 1.52%), 5.81%, 04/20/37
(a) (b)
.......... 1,010 1,012,317
Elmwood CLO 38 Ltd., Series 2025-1A, Class
A, (3-mo. CME Term SOFR at 1.15% Floor +
1.15%), 5.43%, 04/22/38
(a) (b)
........... 250 249,096
Elmwood CLO II Ltd.
(a)(b)
Series 2019-2A, Class A1RR, (3-mo. CME
Term SOFR at 1.35% Floor + 1.35%),
5.64%, 10/20/37 ................. 1,250 1,251,261
Series 2019-2A, Class BRR, (3-mo. CME
Term SOFR at 1.70% Floor + 1.70%),
5.99%, 10/20/37 ................. 250 249,153
Elmwood CLO III Ltd., Series 2019-3A, Class
BRR, (3-mo. CME Term SOFR at 1.70% Floor
+ 1.70%), 5.99%, 07/18/37
(a) (b)
.......... 250 249,095
Elmwood CLO VI Ltd., Series 2020-3A, Class
ARR, (3-mo. CME Term SOFR at 1.38% Floor
+ 1.38%), 5.67%, 07/18/37
(a) (b)
.......... 610 610,341
Elmwood CLO VII Ltd., Series 2020-4A, Class
A1RR, (3-mo. CME Term SOFR at 1.36%
Floor + 1.36%), 5.91%, 10/17/37
(a) (b)
...... 250 250,126
Elmwood CLO XII Ltd., Series 2021-5A, Class
AR, (3-mo. CME Term SOFR at 1.36% Floor +
1.36%), 5.66%, 10/15/37
(a) (b)
........... 960 960,395
Flatiron CLO 19 Ltd., Series 2019-1A, Class AR,
(3-mo. CME Term SOFR at 1.08% Floor +
1.34%), 5.66%, 11/16/34
(a) (b)
........... 227 227,377
Flatiron CLO 21 Ltd.
(a)(b)
Series 2021-1A, Class A1R, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 5.65%,
10/19/37 ...................... 3,150 3,151,229
Series 2021-1A, Class A2R, (3-mo. CME Term
SOFR at 1.58% Floor + 1.58%), 5.87%,
10/19/37 ...................... 430 429,080
Flatiron CLO 25 Ltd.
(a)(b)
Series 2024-2A, Class A, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.62%,
10/17/37 ...................... 260 260,098
Series 2024-2A, Class B, (3-mo. CME Term
SOFR at 1.60% Floor + 1.60%), 5.87%,
10/17/37 ...................... 250 249,481
Fort Greene Park CLO LLC, Series 2025-2A,
Class AR, (3-mo. CME Term SOFR at 0.95%
Floor + 0.95%), 5.27%, 04/22/34
(a) (b)
...... 730 726,790
Fortuna Consumer Loan ABS DAC, Series 2024-
2, Class C, (1-mo. EURIBOR at 0.00% Floor +
1.65%), 4.02%, 10/18/34
(a) (d)
........... EUR 200 217,579
FS Rialto Issuer LLC
(a)(b)
Series 2022-FL4, Class A, (SOFR 30 day
Average at 1.90% Floor + 1.90%), 6.24%,
01/19/39 ...................... USD 1,001 999,924
Series 2024-FL9, Class A, (1-mo. CME Term
SOFR at 1.63% Floor + 1.63%), 5.95%,
10/19/39 ...................... 931 930,088
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2025-FL10, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 5.70%,
08/19/42 ...................... USD 210 $ 208,150
FTA Consumo Santander
(a)(d)
Series 7, Class B, (3-mo. EURIBOR at 0.00%
Floor + 1.30%), 4.19%, 07/20/38 ...... EUR 200 216,803
Series 7, Class C, (3-mo. EURIBOR at 0.00%
Floor + 1.65%), 4.53%, 07/20/38 ...... 200 216,225
Galaxy XV CLO Ltd., Series 2013-15A, Class
ARR, (3-mo. CME Term SOFR at 0.97% Floor
+ 1.23%), 5.53%, 10/15/30
(a) (b)
.......... USD 69 69,166
Galaxy XVIII CLO Ltd., Series 2018-28A, Class
A1, (3-mo. CME Term SOFR at 1.10% Floor +
1.36%), 5.66%, 07/15/31
(a) (b)
........... 156 156,303
Galaxy XX CLO Ltd., Series 2015-20A, Class
AR, (3-mo. CME Term SOFR at 1.00% Floor +
1.26%), 5.55%, 04/20/31
(a) (b)
........... 293 292,356
Galaxy XXVI CLO Ltd., Series 2018-26A, Class
AR, (3-mo. CME Term SOFR at 1.17% Floor +
1.17%), 5.50%, 11/22/31
(a) (b)
........... 251 250,557
Generate CLO 2 Ltd.
(a)(b)
Series 2A, Class AR2, (3-mo. CME Term
SOFR at 1.41% Floor + 1.41%), 5.70%,
10/22/37 ...................... 650 651,160
Series 2A, Class BR2, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 6.09%,
10/22/37 ...................... 640 636,039
Generate CLO 20 Ltd.
(a)(b)
Series 2024-20A, Class A, (3-mo. CME Term
SOFR at 1.30% Floor + 1.30%), 5.59%,
01/25/38 ...................... 850 848,300
Series 2024-20A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.99%,
01/25/38 ...................... 510 507,681
Generate CLO 4 Ltd., Series 4A, Class ARR,
(3-mo. CME Term SOFR at 1.43% Floor +
1.43%), 5.72%, 07/20/37
(a) (b)
........... 1,050 1,049,482
Generate CLO 7 Ltd., Series 7A, Class A1R,
(3-mo. CME Term SOFR at 1.62% Floor +
1.62%), 5.91%, 04/22/37
(a) (b)
........... 280 280,560
Golden Bar Securitisation SRL, Series 2024-1,
Class B, (3-mo. EURIBOR at 0.00% Floor +
1.50%), 3.89%, 09/22/43
(a) (d)
........... EUR 350 382,049
Golden Ray SA-Compartment 1, Series 1, Class
C, (1-mo. EURIBOR at 0.00% Floor + 2.00%),
4.35%, 12/27/57
(a) (d)
................. 100 106,885
GoldenTree Loan Management US CLO 11 Ltd.,
Series 2021-11A, Class AR, (3-mo. CME
Term SOFR at 1.08% Floor + 1.08%), 5.37%,
10/20/34
(a) (b)
...................... USD 1,740 1,737,726
GoldenTree Loan Management US CLO 23
Ltd.
(a)(b)
Series 2024-23A, Class A, (3-mo. CME Term
SOFR at 1.27% Floor + 1.27%), 5.60%,
01/20/39 ...................... 370 368,784
Series 2024-23A, Class B, (3-mo. CME Term
SOFR at 1.60% Floor + 1.60%), 5.93%,
01/20/39 ...................... 590 588,121
Golub Capital Partners CLO 41B-R Ltd., Series
2019-41A, Class AR, (3-mo. CME Term SOFR
at 1.32% Floor + 1.58%), 5.87%, 01/20/34
(a) (b)
490 490,978
Golub Capital Partners CLO 55B Ltd., Series
2021-55A, Class A, (3-mo. CME Term SOFR
at 1.20% Floor + 1.46%), 5.75%, 07/20/34
(a) (b)
500 500,611

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Core Bond Portfolio
Schedules of Investments
9
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Golub Capital Partners CLO 76 B Ltd.
(a)(b)
Series 2024-76A, Class A1, (3-mo. CME Term
SOFR at 1.37% Floor + 1.37%), 6.11%,
10/25/37 ...................... USD 250 $ 250,162
Series 2024-76A, Class B, (3-mo. CME Term
SOFR at 1.67% Floor + 1.67%), 6.41%,
10/25/37 ...................... 250 248,491
Series 2024-76A, Class D1, (3-mo. CME Term
SOFR at 2.90% Floor + 2.90%), 7.64%,
10/25/37 ...................... 250 250,369
Golub Capital Partners CLO 77 B Ltd., Series
2024-77A, Class A1, (3-mo. CME Term SOFR
at 1.25% Floor + 1.25%), 5.55%, 01/25/38
(a) (b)
250 249,747
GoodLeap Sustainable Home Solutions Trust,
Series 2023-1GS, Class A, 5.52%, 02/22/55
(b)
304 286,721
Green Lakes Park CLO LLC, Series 2025-1A,
Class ARR, (3-mo. CME Term SOFR at 1.18%
Floor + 1.18%), 5.47%, 01/25/38
(a) (b)
...... 570 568,523
Greenwood Park CLO Ltd., Series 2018-1A,
Class A2, (3-mo. CME Term SOFR at 0.00%
Floor + 1.27%), 5.57%, 04/15/31
(a) (b)
...... 81 81,205
GSAA Home Equity Trust, Series 2006-5, Class
2A1, (1-mo. CME Term SOFR at 0.14% Floor
+ 0.25%), 4.57%, 03/25/36
(a)
........... 417 133,856
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class
A, (3-mo. CME Term SOFR at 1.22% Floor +
1.48%), 5.77%, 04/20/34
(a) (b)
........... 270 269,667
Henley CLO IV DAC, Series 4X, Class B1, (3-mo.
EURIBOR at 1.35% Floor + 1.35%), 4.02%,
04/25/34
(a) (d)
...................... EUR 130 139,797
Hill FL BV, Series 2024-2FL, Class D, (1-mo.
EURIBOR at 0.00% Floor + 1.95%), 4.33%,
10/18/32
(a) (d)
...................... 100 108,323
Huntington Bank Auto Credit-Linked Notes
(a)(b)
Series 2024-1, Class B2, (SOFR 30 day
Average at 0.00% Floor + 1.40%), 5.74%,
05/20/32 ...................... USD 995 996,044
Series 2024-2, Class B2, (SOFR 30 day
Average at 0.00% Floor + 1.35%), 5.69%,
10/20/32 ...................... 1,514 1,517,069
Kings Park CLO Ltd., Series 2021-1A, Class A,
(3-mo. CME Term SOFR at 1.39% Floor +
1.39%), 5.68%, 01/21/35
(a) (b)
........... 250 250,174
KKR CLO 10 Ltd., Series 10, Class BR, (3-mo.
CME Term SOFR at 0.00% Floor + 1.96%),
6.26%, 09/15/29
(a) (b)
................. 134 132,756
KKR CLO 33 Ltd., Series 33A, Class A, (3-mo.
CME Term SOFR at 1.17% Floor + 1.43%),
5.72%, 07/20/34
(a) (b)
................. 250 250,140
LCM 26 Ltd., Series 26A, Class A1, (3-mo. CME
Term SOFR at 1.07% Floor + 1.33%), 5.62%,
01/20/31
(a) (b)
...................... 219 218,861
LCM 29 Ltd., Series 29A, Class AR, (3-mo. CME
Term SOFR at 1.07% Floor + 1.33%), 5.63%,
04/15/31
(a) (b)
...................... 174 174,535
LCM 36 Ltd., Series 36A, Class A1R, (3-mo.
CME Term SOFR at 1.07% Floor + 1.07%),
5.39%, 01/15/34
(a) (b)
................. 1,090 1,088,068
LCM XIV LP, Series 14A, Class AR, (3-mo. CME
Term SOFR at 0.00% Floor + 1.30%), 5.59%,
07/20/31
(a) (b)
...................... 80 79,950
Lendmark Funding Trust
(b)
Series 2022-1A, Class A, 5.12%, 07/20/32 .. 1,696 1,696,005
Series 2023-1A, Class D, 8.69%, 05/20/33 .. 936 960,133
Series 2024-1A, Class B, 5.88%, 06/21/32 .. 437 447,526
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2024-1A, Class C, 6.40%, 06/21/32 .. USD 168 $ 172,466
Series 2024-1A, Class D, 7.21%, 06/21/32 .. 195 201,714
Series 2024-2A, Class B, 4.86%, 02/21/34 .. 263 259,705
Series 2024-2A, Class C, 5.25%, 02/21/34 .. 100 99,365
Series 2024-2A, Class D, 5.69%, 02/21/34 .. 387 387,191
LoanCore Issuer Ltd., Series 2022-CRE7, Class
A, (SOFR 30 day Average at 1.55% Floor +
1.55%), 5.90%, 01/17/37
(a) (b)
........... 1,068 1,063,786
Long Point Park CLO Ltd., Series 2017-1A, Class
A2, (3-mo. CME Term SOFR at 0.26% Floor +
1.64%), 5.94%, 01/17/30
(a) (b)
........... 250 250,063
Madison Park Funding LVII Ltd., Series 2022-
57A, Class A1R, (3-mo. CME Term SOFR at
1.28% Floor + 1.28%), 5.58%, 07/27/34
(a) (b)
. 250 250,028
Madison Park Funding LXII Ltd., Series 2022-
62A, Class AR, (3-mo. CME Term SOFR at
1.85% Floor + 1.85%), 6.15%, 07/17/36
(a) (b)
. 500 498,939
Madison Park Funding LXXI Ltd., Series 2025-
71A, Class A1, (3-mo. CME Term SOFR at
1.14% Floor + 1.14%), 5.41%, 04/23/38
(a) (b)
. 430 430,017
Madison Park Funding XIX Ltd., Series 2015-
19A, Class AR3, (3-mo. CME Term SOFR at
1.60% Floor + 1.60%), 5.89%, 01/22/37
(a) (b)
. 1,229 1,231,639
Madison Park Funding XL Ltd., Series 9A, Class
AR2, (3-mo. CME Term SOFR at 0.99% Floor
+ 1.25%), 5.56%, 05/28/30
(a) (b)
.......... 621 620,974
Madison Park Funding XLII Ltd., Series 13A,
Class C, (3-mo. CME Term SOFR at 0.00%
Floor + 2.06%), 6.35%, 11/21/30
(a) (b)
...... 250 250,070
Madison Park Funding XXI Ltd., Series 2016-
21A, Class AARR, (3-mo. CME Term SOFR at
1.34% Floor + 1.34%), 5.64%, 10/15/32
(a) (b)
. 601 601,250
Madison Park Funding XXIII Ltd.
(a)(b)
Series 2017-23A, Class BR, (3-mo. CME Term
SOFR at 1.55% Floor + 1.81%), 6.11%,
07/27/31 ...................... 250 250,042
Series 2017-23A, Class CR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
6.56%, 07/27/31 ................. 250 250,086
Madison Park Funding XXIV Ltd., Series 2016-
24A, Class BR2, (3-mo. CME Term SOFR at
1.55% Floor + 1.55%), 5.84%, 10/20/29
(a) (b)
. 250 249,871
Madison Park Funding XXVII Ltd.
(a)(b)
Series 2018-27A, Class A1R, (3-mo. CME
Term SOFR at 1.20% Floor + 1.20%),
5.52%, 04/20/38 ................. 250 249,461
Series 2018-27A, Class D1R, (3-mo. CME
Term SOFR at 2.85% Floor + 2.85%),
7.17%, 04/20/38 ................. 250 249,688
Madison Park Funding XXX Ltd., Series 2018-
30A, Class A1R, (3-mo. CME Term SOFR at
1.36% Floor + 1.36%), 5.67%, 07/16/37
(a) (b)
. 1,770 1,771,102
Madison Park Funding XXXIII Ltd., Series 2019-
33A, Class AR, (3-mo. CME Term SOFR at
1.29% Floor + 1.29%), 5.59%, 10/15/32
(a) (b)
. 540 540,000
Madison Park Funding XXXVIII Ltd., Series 2021-
38A, Class A, (3-mo. CME Term SOFR at
1.38% Floor + 1.38%), 5.68%, 07/17/34
(a) (b)
. 1,130 1,131,040
Man GLG Euro CLO VI DAC, Series 6A, Class
DR, (3-mo. EURIBOR at 3.50% Floor +
3.50%), 6.28%, 10/15/32
(a) (b)
........... EUR 320 346,150
Marble Point CLO XI Ltd., Series 2017-2A, Class
A, (3-mo. CME Term SOFR at 1.18% Floor +
1.44%), 5.73%, 12/18/30
(a) (b)
........... USD 90 89,782

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Core Bond Portfolio
10
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Mariner CLO LLC, Series 2016-3A, Class AR3,
(3-mo. CME Term SOFR at 1.59% Floor +
1.59%), 5.88%, 01/23/37
(a) (b)
........... USD 270 $ 270,278
Mariner Finance issuance Trust, Series 2024-BA,
Class A, 4.91%, 11/20/38
(b)
............ 3,007 3,025,689
Mariner Finance Issuance Trust
(b)
Series 2020-AA, Class C, 4.10%, 08/21/34 . 98 98,033
Series 2024-AA, Class A, 5.13%, 09/22/36 .. 1,174 1,188,243
Series 2024-AA, Class D, 6.77%, 09/22/36 . 100 102,619
Series 2024-BA, Class D, 6.36%, 11/20/38 .. 267 273,369
Meacham Park CLO Ltd., Series 2024-1A, Class
B, (3-mo. CME Term SOFR at 1.60% Floor +
1.60%), 6.39%, 10/20/37
(a) (b)
........... 730 727,247
MF1 LLC, Series 2023-FL12, Class A, (1-mo.
CME Term SOFR at 2.07% Floor + 2.07%),
6.38%, 10/19/38
(a) (b)
................. 460 460,417
MF1 Multifamily Housing Mortgage Loan Trust
(a)(b)
Series 2022-FL9, Class A, (1-mo. CME Term
SOFR at 2.15% Floor + 2.15%), 6.47%,
06/19/37 ...................... 847 846,793
Series 2022-FL10, Class A, (1-mo. CME Term
SOFR at 2.64% Floor + 2.64%), 6.95%,
09/17/37 ...................... 378 378,137
Series 2024-FL14, Class A, (1-mo. CME Term
SOFR at 1.74% Floor + 1.74%), 6.05%,
03/19/39 ...................... 447 447,584
MidOcean Credit CLO XI Ltd., Series 2022-11A,
Class A1R2, (3-mo. CME Term SOFR at
1.21% Floor + 1.21%), 5.53%, 01/18/36
(a) (b)
. 350 348,590
MidOcean Credit CLO XII Ltd., Series 2023-12A,
Class A1R, (3-mo. CME Term SOFR at 1.34%
Floor + 1.34%), 5.63%, 04/18/36
(a) (b)
...... 760 760,123
Mila BV, Series 2024-1, Class C, (1-mo.
EURIBOR at 0.00% Floor + 1.45%), 3.84%,
09/16/41
(a) (d)
...................... EUR 100 108,090
Milford Park CLO Ltd., Series 2022-1A, Class
AR, (3-mo. CME Term SOFR at 1.16% Floor +
1.16%), 5.49%, 01/20/38
(a) (b)
........... USD 610 606,953
Milos CLO Ltd., Series 2017-1A, Class AR,
(3-mo. CME Term SOFR at 1.07% Floor +
1.33%), 5.62%, 10/20/30
(a) (b)
........... 110 109,986
Mosaic Solar Loan Trust, Series 2023-1A, Class
A, 5.32%, 06/20/53
(b)
................ 275 266,758
MP CLO III Ltd., Series 2013-1A, Class AR,
(3-mo. CME Term SOFR at 0.00% Floor +
1.51%), 5.80%, 10/20/30
(a) (b)
........... 117 116,824
Navient Private Education Loan Trust
(b)
Series 2014-AA, Class A3, (1-mo. CME Term
SOFR at 0.00% Floor + 1.71%), 6.03%,
10/15/31
(a)
..................... 62 61,866
Series 2015-AA, Class A3, (1-mo. CME Term
SOFR at 0.00% Floor + 1.81%), 6.13%,
11/15/30
(a)
..................... 139 139,321
Series 2018-BA, Class A2A, 3.61%, 12/15/59 53 53,182
Series 2020-A, Class A2B, (1-mo. CME Term
SOFR at 0.00% Floor + 1.01%), 5.33%,
11/15/68
(a)
..................... 205 204,467
Navient Private Education Refi Loan Trust
(b)
Series 2018-DA, Class A2A, 4.00%, 12/15/59 299 296,226
Series 2019-CA, Class A2, 3.13%, 02/15/68 . 183 180,026
Series 2021-DA, Class B, 2.61%, 04/15/60 . 194 172,226
Series 2021-DA, Class C, 3.48%, 04/15/60 . 503 469,185
Series 2024-A, Class A, 5.66%, 10/15/72 ... 2,825 2,874,478
Navient Student Loan Trust, Series 2019-BA,
Class A2A, 3.39%, 12/15/59
(b)
.......... 142 139,112
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Nelnet Student Loan Trust, Series 2025-AA,
Class A1B, (SOFR 30 day Average at 0.00%
Floor + 1.10%), 5.43%, 03/15/57
(a) (b)
...... USD 2,859 $ 2,841,302
Neuberger Berman CLO XX Ltd., Series 2015-
20A, Class BR3, (3-mo. CME Term SOFR at
1.50% Floor + 1.50%), 5.82%, 04/15/39
(a) (b)
. 250 247,900
Neuberger Berman Loan Advisers CLO 34 Ltd.
(a)
(b)
Series 2019-34A, Class A1R, (3-mo. CME
Term SOFR at 1.24% Floor + 1.24%),
5.53%, 01/20/35 ................. 250 249,785
Series 2019-34A, Class BR, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 6.04%,
01/20/35 ...................... 250 248,868
Neuberger Berman Loan Advisers CLO 40 Ltd.,
Series 2021-40A, Class A, (3-mo. CME Term
SOFR at 1.06% Floor + 1.32%), 5.63%,
04/16/33
(a) (b)
...................... 885 885,208
New Mountain CLO 1 Ltd., Class A1RR, (3-mo.
CME Term SOFR at 1.25% Floor + 1.25%),
5.55%, 01/15/38
(a) (b)
................. 320 318,880
New Mountain CLO 2 Ltd., Class A1R, (3-mo.
CME Term SOFR at 1.36% Floor + 1.36%),
5.72%, 01/15/38
(a) (b)
................. 390 389,569
New Mountain CLO 3 Ltd., Series CLO-3A, Class
C, (3-mo. CME Term SOFR at 2.10% Floor +
2.36%), 6.65%, 10/20/34
(a) (b)
........... 1,000 1,000,990
Newday Funding Master Issuer plc
(a)(d)
Series 2024-2X, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.40%),
5.86%, 07/15/32 ................. GBP 134 173,289
Series 2024-2X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
6.36%, 07/15/32 ................. 156 202,833
Series 2024-2X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.65%),
7.11%, 07/15/32 ................. 337 439,540
Noria DE, Series 2024-DE1, Class D, (1-mo.
EURIBOR at 0.00% Floor + 1.65%), 4.02%,
02/25/43
(a) (d)
...................... EUR 100 107,703
OAK Hill European Credit Partners V DAC,
Series 2016-5A, Class BR, (3-mo. EURIBOR
at 1.90% Floor + 1.90%), 4.64%, 01/21/35
(a) (b)
250 269,033
Oaktree CLO Ltd.
(a)(b)
Series 2020-1A, Class BRR, (3-mo. CME
Term SOFR at 1.55% Floor + 1.55%),
5.87%, 01/15/38 ................. USD 250 249,155
Series 2021-2A, Class AR, (3-mo. CME Term
SOFR at 0.97% Floor + 0.97%), 5.27%,
01/15/35 ...................... 450 447,237
Series 2024-27A, Class A2, (3-mo. CME Term
SOFR at 1.57% Floor + 1.57%), 6.35%,
10/22/37 ...................... 250 250,075
OCP CLO Ltd.
(a)(b)
Series 2014-5A, Class A1R, (3-mo. CME Term
SOFR at 1.08% Floor + 1.34%), 5.64%,
04/26/31 ...................... 35 35,461
Series 2015-9A, Class AR3, (3-mo. CME Term
SOFR at 1.10% Floor + 1.10%), 5.42%,
01/15/37 ...................... 800 799,824
Series 2016-11A, Class A1R2, (3-mo. CME
Term SOFR at 1.42% Floor + 1.42%),
5.72%, 04/26/36 ................. 300 299,645
Series 2016-12A, Class BAR3, (3-mo. CME
Term SOFR at 1.68% Floor + 1.68%),
5.97%, 10/18/37 ................. 430 428,979

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Core Bond Portfolio
Schedules of Investments
11
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2016-12A, Class XR3, (3-mo. CME
Term SOFR at 1.20% Floor + 1.20%),
5.49%, 10/18/37 ................. USD 428 $ 426,963
Series 2017-13A, Class AR2, (3-mo. CME
Term SOFR at 1.34% Floor + 1.34%),
5.90%, 11/26/37 ................. 250 249,757
Series 2018-15A, Class AR, (3-mo. CME Term
SOFR at 1.25% Floor + 1.25%), 5.54%,
01/20/38 ...................... 1,060 1,058,837
Series 2019-16A, Class AR, (3-mo. CME Term
SOFR at 1.26% Floor + 1.26%), 5.55%,
04/10/33 ...................... 250 249,584
Series 2020-18A, Class A1R2, (3-mo. CME
Term SOFR at 1.37% Floor + 1.37%),
5.66%, 07/20/37 ................. 320 320,190
Series 2020-18A, Class D1R2, (3-mo. CME
Term SOFR at 3.10% Floor + 3.10%),
7.39%, 07/20/37 ................. 250 248,012
Series 2024-37A, Class A1, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 5.93%,
10/15/37 ...................... 310 309,964
Series 2024-37A, Class B1, (3-mo. CME Term
SOFR at 1.68% Floor + 1.68%), 6.25%,
10/15/37 ...................... 310 308,259
Series 2024-38A, Class A, (3-mo. CME Term
SOFR at 1.33% Floor + 1.33%), 5.68%,
01/21/38 ...................... 250 250,024
Series 2025-40A, Class A, (3-mo. CME Term
SOFR at 1.14% Floor + 1.14%), 5.44%,
04/16/38
(e)
..................... 610 610,000
Octagon 66 Ltd., Series 2022-1A, Class A1R,
(3-mo. CME Term SOFR at 1.75% Floor +
1.75%), 6.07%, 11/16/36
(a) (b)
........... 1,010 1,014,040
Octagon Investment Partners 18-R Ltd., Series
2018-18A, Class A1A, (3-mo. CME Term
SOFR at 0.00% Floor + 1.22%), 5.53%,
04/16/31
(a) (b)
...................... 636 635,469
Octagon Investment Partners 39 Ltd., Series
2018-3A, Class AR, (3-mo. CME Term SOFR
at 1.15% Floor + 1.15%), 5.44%, 10/20/30
(a) (b)
270 269,892
Octagon Investment Partners 46 Ltd., Series
2020-2A, Class BR, (3-mo. CME Term SOFR
at 1.65% Floor + 1.91%), 6.21%, 07/15/36
(a) (b)
710 708,748
Octagon Investment Partners XV Ltd., Series
2013-1A, Class A2R, (3-mo. CME Term SOFR
at 0.00% Floor + 1.61%), 5.90%, 07/19/30
(a) (b)
320 319,817
Octagon Investment Partners XVI Ltd., Series
2013-1A, Class A1R, (3-mo. CME Term SOFR
at 1.02% Floor + 1.28%), 5.58%, 07/17/30
(a) (b)
1,346 1,345,852
Octagon Investment Partners XVII Ltd., Series
2013-1A, Class A1R2, (3-mo. CME Term
SOFR at 0.00% Floor + 1.26%), 5.56%,
01/25/31
(a) (b)
...................... 457 456,709
OHA Credit Funding 2 Ltd., Series 2019-2A,
Class AR2, (3-mo. CME Term SOFR at 1.24%
Floor + 1.24%), 5.52%, 01/21/38
(a) (b)
...... 3,470 3,468,150
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class AR2, (3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 5.61%, 01/20/38
(a) (b)
...... 2,200 2,201,875
OHA Credit Funding 4 Ltd., Series 2019-4A,
Class AR2, (3-mo. CME Term SOFR at 1.29%
Floor + 1.29%), 5.58%, 01/22/38
(a) (b)
...... 250 250,033
OHA Credit Funding 5 Ltd.
(a)(b)
Series 2020-5A, Class AR, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.64%,
10/18/37 ...................... 1,950 1,952,132
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2020-5A, Class B1R, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.99%,
10/18/37 ...................... USD 250 $ 250,028
OHA Credit Funding 9 Ltd., Series 2021-9A,
Class A1R, (3-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 5.64%, 10/19/37
(a) (b)
...... 560 560,623
OHA Credit Partners XI Ltd., Series 2015-11A,
Class A1R2, (3-mo. CME Term SOFR at
1.46% Floor + 1.46%), 5.75%, 04/20/37
(a) (b)
. 300 300,587
OHA Credit Partners XVI, Series 2021-16A,
Class AR, (3-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 5.64%, 10/18/37
(a) (b)
...... 1,160 1,161,239
OHA Loan Funding Ltd., Series 2013-2A, Class
AR, (3-mo. CME Term SOFR at 0.00% Floor +
1.30%), 5.63%, 05/23/31
(a) (b)
........... 2,715 2,716,149
OneMain Direct Auto Receivables Trust, Series
2025-1A, Class D, 6.10%, 07/14/37
(b)
..... 290 297,341
OneMain Financial Issuance Trust
(b)
Series 2020-2A, Class C, 2.76%, 09/14/35 .. 550 523,534
Series 2020-2A, Class D, 3.45%, 09/14/35 .. 1,410 1,341,417
Series 2021-1A, Class C, 2.22%, 06/16/36 .. 100 92,423
Orchard Park CLO Ltd.
(a)(b)
Series 2024-1A, Class A, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 6.01%,
10/20/37 ...................... 3,070 3,073,112
Series 2024-1A, Class B1, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 6.35%,
10/20/37 ...................... 280 280,010
Owl Rock CLO V Ltd., Series 2020-5A, Class
A1R, (3-mo. CME Term SOFR at 1.78% Floor
+ 1.78%), 6.07%, 04/20/34
(a) (b)
.......... 250 250,036
Owl Rock CLO VII LLC, Series 2022-7A, Class
AR, (3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.72%, 04/20/38
(a) (b) (e)
.......... 250 250,000
OZLM XVIII Ltd., Series 2018-18A, Class A,
(3-mo. CME Term SOFR at 1.02% Floor +
1.28%), 5.58%, 04/15/31
(a) (b)
........... 348 347,991
OZLM XXII Ltd., Series 2018-22A, Class A1,
(3-mo. CME Term SOFR at 0.00% Floor +
1.33%), 5.63%, 01/17/31
(a) (b)
........... 78 77,538
OZLM XXIV Ltd., Series 2019-24A, Class A2AR,
(3-mo. CME Term SOFR at 1.96% Floor +
1.96%), 6.25%, 07/20/32
(a) (b)
........... 250 249,966
Palmer Square CLO Ltd.
(a)(b)
Series 2015-1A, Class A1A5, (3-mo. CME
Term SOFR at 1.05% Floor + 1.05%),
5.38%, 05/21/34 ................. 5,525 5,517,303
Series 2015-1A, Class A2R5, (3-mo. CME
Term SOFR at 1.60% Floor + 1.60%),
5.93%, 05/21/34 ................. 250 248,656
Series 2020-3A, Class A1R2, (3-mo. CME
Term SOFR at 1.65% Floor + 1.65%),
5.97%, 11/15/36 ................. 250 250,455
Series 2021-3A, Class A1, (3-mo. CME Term
SOFR at 1.41% Floor + 1.41%), 5.71%,
01/15/35 ...................... 250 250,511
Series 2021-4A, Class B, (3-mo. CME Term
SOFR at 1.91% Floor + 1.91%), 6.21%,
10/15/34 ...................... 2,500 2,498,118
Series 2022-3A, Class A1R, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.64%,
07/20/37 ...................... 500 500,501
Series 2022-3A, Class B1R, (3-mo. CME Term
SOFR at 1.60% Floor + 1.60%), 5.89%,
07/20/37 ...................... 250 249,183

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Core Bond Portfolio
12
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2022-3A, Class D1R, (3-mo. CME
Term SOFR at 2.95% Floor + 2.95%),
7.24%, 07/20/37 ................. USD 250 $ 248,296
Series 2024-2A, Class B, (3-mo. CME Term
SOFR at 1.65% Floor + 1.65%), 5.94%,
07/20/37 ...................... 750 749,488
Palmer Square Loan Funding Ltd.
(a)(b)
Series 2022-2A, Class A2, (3-mo. CME Term
SOFR at 1.90% Floor + 1.90%), 6.20%,
10/15/30 ...................... 340 340,243
Series 2022-2A, Class B, (3-mo. CME Term
SOFR at 2.20% Floor + 2.20%), 6.50%,
10/15/30 ...................... 250 249,658
Series 2024-1A, Class A2, (3-mo. CME Term
SOFR at 1.45% Floor + 1.45%), 5.75%,
10/15/32 ...................... 500 498,673
PCL Funding IX plc, Series 2024-1, Class B,
(Sterling Overnight Index Average at 0.00%
Floor + 1.30%), 5.76%, 07/16/29
(a) (d)
...... GBP 135 174,767
PFS Financing Corp., 5.54%, 10/16/28
(b) (e)
.... USD 2,000 2,007,400
Pony SA Compartment German Auto Loans
(a)(d)
Series 2024-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.20%), 3.59%, 01/14/33 . EUR 100 108,334
Series 2024-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.65%), 4.04%, 01/14/33 . 100 108,120
Prodigy Finance DAC
(a)(b)
Series 2021-1A, Class A, (1-mo. CME Term
SOFR at 0.00% Floor + 1.36%), 5.68%,
07/25/51 ...................... USD 301 301,700
Series 2021-1A, Class B, (1-mo. CME Term
SOFR at 0.00% Floor + 2.61%), 6.93%,
07/25/51 ...................... 58 59,080
Series 2021-1A, Class C, (1-mo. CME Term
SOFR at 0.00% Floor + 3.86%), 8.18%,
07/25/51 ...................... 52 53,479
Quarzo SRL, Series 2024-1, Class C, (3-mo.
EURIBOR at 0.00% Floor + 2.30%), 4.80%,
06/15/41
(a) (d)
...................... EUR 91 99,465
Race Point IX CLO Ltd., Series 2015-9A, Class
A1A2, (3-mo. CME Term SOFR at 1.20%
Floor + 1.20%), 5.50%, 10/15/30
(a) (b)
...... USD 347 346,673
Rad CLO 21 Ltd., Series 2023-21A, Class A1R,
(3-mo. CME Term SOFR at 1.07% Floor +
1.07%), 5.39%, 01/25/37
(a) (b)
........... 280 279,448
Rad CLO 27 Ltd., Series 2024-27A, Class A1,
(3-mo. CME Term SOFR at 1.32% Floor +
1.32%), 5.61%, 01/15/38
(a) (b)
........... 250 249,955
Rad CLO 5 Ltd., Series 2019-5A, Class AR,
(3-mo. CME Term SOFR at 1.12% Floor +
1.38%), 5.68%, 07/24/32
(a) (b)
........... 581 581,434
Rad CLO 15 Ltd.
(a)(b)
Series 2021-15A, Class A, (3-mo. CME Term
SOFR at 1.09% Floor + 1.35%), 5.64%,
01/20/34 ...................... 620 619,481
Series 2021-15A, Class B, (3-mo. CME Term
SOFR at 1.65% Floor + 1.91%), 6.20%,
01/20/34 ...................... 250 249,779
Ready Capital Mortgage Financing LLC, Series
2023-FL11, Class A, (1-mo. CME Term SOFR
at 2.37% Floor + 2.37%), 6.69%, 10/25/39
(a) (b)
507 504,927
Recette CLO Ltd., Series 2015-1A, Class BRR,
(3-mo. CME Term SOFR at 0.00% Floor +
1.66%), 5.95%, 04/20/34
(a) (b)
........... 250 249,425
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Red & Black Auto Italy SRL, Series 3, Class C,
(1-mo. EURIBOR at 0.00% Floor + 1.50%),
3.86%, 07/28/36
(a) (d)
................. EUR 100 $ 108,471
Regatta 30 Funding Ltd., Series 2024-4A, Class
A1, (3-mo. CME Term SOFR at 1.32% Floor +
1.32%), 5.63%, 01/25/38
(a) (b)
........... USD 360 359,864
Regatta 31 Funding Ltd., Series 2025-1A, Class
A1, (3-mo. CME Term SOFR at 1.17% Floor +
1.17%), 5.40%, 03/25/38
(a) (b)
........... 250 249,331
Regatta VI Funding Ltd., Series 2016-1A, Class
AR2, (3-mo. CME Term SOFR at 1.16% Floor
+ 1.42%), 5.71%, 04/20/34
(a) (b)
.......... 1,040 1,041,014
Regatta VII Funding Ltd.
(a)(b)
Series 2016-1A, Class A1R2, (3-mo. CME
Term SOFR at 1.15% Floor + 1.41%),
5.72%, 06/20/34 ................. 720 721,278
Series 2016-1A, Class BR2, (3-mo. CME Term
SOFR at 1.60% Floor + 1.86%), 6.17%,
06/20/34 ...................... 250 250,412
Regatta VIII Funding Ltd., Series 2017-1A, Class
BR, (3-mo. CME Term SOFR at 2.05% Floor +
2.05%), 6.35%, 04/17/37
(a) (b)
........... 250 250,443
Regatta XI Funding Ltd.
(a)(b)
Series 2018-1A, Class AR, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.70%,
07/17/37 ...................... 1,250 1,251,014
Series 2018-1A, Class BR, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 6.05%,
07/17/37 ...................... 6,720 6,722,081
Regatta XII Funding Ltd., Series 2019-1A, Class
ARR, (3-mo. CME Term SOFR at 1.39% Floor
+ 1.39%), 6.05%, 10/15/37
(a) (b)
.......... 670 670,750
Regatta XIX Funding Ltd., Series 2022-1A, Class
A1, (3-mo. CME Term SOFR at 1.32% Floor +
1.32%), 5.61%, 04/20/35
(a) (b)
........... 280 280,040
Regatta XVIII Funding Ltd.
(a)(b)
Series 2021-1A, Class A1R, (3-mo. CME Term
SOFR at 1.16% Floor + 1.16%), 5.48%,
04/15/38 ...................... 750 747,716
Series 2021-1A, Class BR, (3-mo. CME Term
SOFR at 1.55% Floor + 1.55%), 5.87%,
04/15/38 ...................... 250 248,178
Regatta XX Funding Ltd., Series 2021-2A, Class
AR, (3-mo. CME Term SOFR at 1.18% Floor +
1.18%), 5.49%, 01/15/38
(a) (b)
........... 500 498,835
Regatta XXIII Funding Ltd., Series 2021-4A,
Class A1, (3-mo. CME Term SOFR at 1.15%
Floor + 1.41%), 5.70%, 01/20/35
(a) (b)
...... 250 250,530
Regional Management Issuance Trust
(b)
Series 2021-1, Class A, 1.68%, 03/17/31 ... 123 122,388
Series 2021-2, Class B, 2.35%, 08/15/33 ... 130 118,922
Series 2021-2, Class C, 3.23%, 08/15/33 ... 323 297,202
Series 2022-1, Class A, 3.07%, 03/15/32 ... 1,842 1,821,491
Series 2022-1, Class B, 3.71%, 03/15/32 ... 151 147,449
Series 2022-1, Class C, 4.46%, 03/15/32 ... 100 97,390
Series 2024-1, Class D, 7.46%, 07/15/36 ... 257 266,505
Series 2024-2, Class A, 5.11%, 12/15/33 ... 741 744,191
Series 2024-2, Class D, 6.33%, 12/15/33 ... 108 108,034
Riserva CLO Ltd., Series 2016-3A, Class ARR,
(3-mo. CME Term SOFR at 1.06% Floor +
1.32%), 5.61%, 01/18/34
(a) (b)
........... 1,220 1,218,414
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-1A, Class AR2, (3-mo. CME Term
SOFR at 1.10% Floor + 1.36%), 5.65%,
04/20/34 ...................... 917 914,828

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Core Bond Portfolio
Schedules of Investments
13
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2017-2A, Class BR, (3-mo. CME Term
SOFR at 1.50% Floor + 1.76%), 6.06%,
10/15/29 ...................... USD 1,945 $ 1,941,365
Series 2017-2A, Class DR, (3-mo. CME Term
SOFR at 2.85% Floor + 3.11%), 7.41%,
10/15/29 ...................... 1,039 1,039,008
Series 2017-3A, Class A, (3-mo. CME Term
SOFR at 0.00% Floor + 1.45%), 5.74%,
10/20/30 ...................... 1,100 1,099,549
Series 2018-1A, Class A, (3-mo. CME Term
SOFR at 0.00% Floor + 1.36%), 5.68%,
05/20/31 ...................... 981 979,715
Series 2018-2A, Class A, (3-mo. CME Term
SOFR at 1.16% Floor + 1.42%), 5.71%,
10/20/31 ...................... 131 131,172
Series 2021-2A, Class A1, (3-mo. CME Term
SOFR at 1.16% Floor + 1.42%), 5.71%,
07/20/34 ...................... 430 429,459
Romark CLO Ltd., Series 2017-1A, Class A1R,
(3-mo. CME Term SOFR at 1.03% Floor +
1.29%), 5.58%, 10/23/30
(a) (b)
........... 283 282,998
Romark WM-R Ltd., Series 2018-1A, Class A1,
(3-mo. CME Term SOFR at 0.00% Floor +
1.29%), 5.58%, 04/20/31
(a) (b)
........... 514 513,701
RR 18 Ltd., Series 2021-18A, Class A2, (3-mo.
CME Term SOFR at 1.60% Floor + 1.86%),
6.16%, 10/15/34
(a) (b)
................. 995 996,199
RR 24 Ltd., Series 2022-24A, Class A1A2, (3-mo.
CME Term SOFR at 1.31% Floor + 1.31%),
5.65%, 01/15/37
(a) (b)
................. 500 500,262
RR 26 Ltd., Series 2023-26A, Class A1R, (3-mo.
CME Term SOFR at 1.12% Floor + 1.12%),
5.44%, 04/15/38
(a) (b)
................. 250 250,000
RR 28 Ltd., Series 2024-28RA, Class A1R,
(3-mo. CME Term SOFR at 1.55% Floor +
1.55%), 5.85%, 04/15/37
(a) (b)
........... 1,180 1,182,363
RR 29 Ltd., Series 2024-29RA, Class A1R,
(3-mo. CME Term SOFR at 1.39% Floor +
1.39%), 5.69%, 07/15/39
(a) (b)
........... 250 250,360
RR 32 Ltd.
(a)(b)
Series 2024-32RA, Class A1R, (3-mo. CME
Term SOFR at 1.36% Floor + 1.36%),
5.66%, 10/15/39 ................. 2,850 2,853,513
Series 2024-32RA, Class A2R, (3-mo. CME
Term SOFR at 1.70% Floor + 1.70%),
6.00%, 10/15/39 ................. 250 249,458
RR 38 Ltd., Series 2025-38A, Class A1A, (3-mo.
CME Term SOFR at 1.15% Floor + 1.15%),
5.47%, 04/15/40
(a) (b)
................. 2,140 2,134,605
RR 5 Ltd., Series 2018-5A, Class A2R, (3-mo.
CME Term SOFR at 1.95% Floor + 1.95%),
6.25%, 07/15/39
(a) (b)
................. 250 250,698
RR 8 Ltd., Series 2020-8A, Class A1R, (3-mo.
CME Term SOFR at 1.35% Floor + 1.35%),
5.65%, 07/15/37
(a) (b)
................. 250 250,090
RRX 7 Ltd., Series 2022-7A, Class A1, (3-mo.
CME Term SOFR at 1.36% Floor + 1.36%),
5.66%, 07/15/35
(a) (b)
................. 360 360,417
Sandstone Peak Ltd.
(a)(b)
Series 2021-1A, Class A2R, (3-mo. CME Term
SOFR at 1.55% Floor + 1.68%), 5.98%,
10/15/34 ...................... 480 481,342
Series 2021-1A, Class B1R, (3-mo. CME Term
SOFR at 1.70% Floor + 1.83%), 6.13%,
10/15/34 ...................... 250 249,327
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
SC Germany SA Compartment Consumer
(a)(d)
Series 2024-2, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.40%), 3.79%, 05/14/38 . EUR 200 $ 216,971
Series 2024-2, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.70%), 4.09%, 05/14/38 . 100 108,364
SCF Rahoituspalvelut XIII DAC, Series 13, Class
C, (1-mo. EURIBOR at 0.00% Floor + 1.40%),
3.77%, 06/25/34
(a) (d)
................. 100 108,119
Signal Peak CLO 7 Ltd.
(a)(b)
Series 2019-1A, Class A1R, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%), 5.71%,
10/20/37 ...................... USD 250 250,251
Series 2019-1A, Class BR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 6.09%,
10/20/37 ...................... 250 249,657
Signal Peak CLO 8 Ltd., Series 2020-8A, Class
A1R, (3-mo. CME Term SOFR at 1.39% Floor
+ 1.39%), 5.68%, 10/20/37
(a) (b)
.......... 490 490,865
Silver Point CLO 1 Ltd., Series 2022-1A, Class
A1R, (3-mo. CME Term SOFR at 1.32% Floor
+ 1.32%), 5.61%, 01/20/38
(a) (b)
.......... 250 249,223
Silver Point CLO 4 Ltd., Series 2024-4A, Class
A1, (3-mo. CME Term SOFR at 1.63% Floor +
1.63%), 5.93%, 04/15/37
(a) (b)
........... 250 250,107
Silver Point CLO 5 Ltd., Series 2024-5A, Class
A1, (3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.69%, 10/20/37
(a) (b)
........... 250 250,376
Silver Point CLO 7 Ltd., Series 2024-7A, Class
A1, (3-mo. CME Term SOFR at 1.36% Floor +
1.36%), 5.64%, 01/15/38
(a) (b)
........... 250 250,165
Sixth Street CLO IX Ltd., Series 2017-9A, Class
AR, (3-mo. CME Term SOFR at 1.38% Floor +
1.38%), 5.67%, 07/21/37
(a) (b)
........... 1,220 1,221,830
Sixth Street CLO XIV Ltd., Series 2019-14A,
Class A1R2, (3-mo. CME Term SOFR at
1.15% Floor + 1.15%), 5.47%, 01/20/38
(a) (b)
. 340 338,810
Sixth Street CLO XIX Ltd., Series 2021-19A,
Class A, (3-mo. CME Term SOFR at 1.10%
Floor + 1.36%), 5.65%, 07/20/34
(a) (b)
...... 3,815 3,810,489
SLM Private Education Loan Trust, Series
2010-C, Class A5, (1-mo. CME Term SOFR at
0.00% Floor + 4.86%), 9.18%, 10/15/41
(a) (b)
. 2,138 2,248,091
SMB Private Education Loan Trust
(b)
Series 2015-B, Class B, 3.50%, 12/17/40 ... 323 320,759
Series 2020-PTA, Class A2A, 1.60%, 09/15/54 1,721 1,610,476
Series 2020-PTA, Class B, 2.50%, 09/15/54 . 1,540 1,356,385
Series 2021-A, Class C, 2.99%, 01/15/53 .. 1,507 1,300,846
Series 2021-A, Class D1, 3.86%, 01/15/53 .. 360 319,713
Series 2021-A, Class D2, 3.86%, 01/15/53 .. 247 219,324
Series 2021-C, Class B, 2.30%, 01/15/53 .. 154 148,610
Series 2021-C, Class C, 3.00%, 01/15/53 .. 93 82,392
Series 2021-C, Class D, 3.93%, 01/15/53 .. 37 33,037
Series 2024-A, Class A1A, 5.24%, 03/15/56 . 298 300,485
Series 2024-A, Class A1B, (SOFR 30 day
Average at 1.45% Floor + 1.45%), 5.80%,
03/15/56
(a)
..................... 4,107 4,124,680
Series 2024-C, Class A1B, (SOFR 30 day
Average at 1.10% Floor + 1.10%), 5.45%,
06/17/52
(a)
..................... 761 761,362
SoFi Consumer Loan Program Trust
(b)
Series 2025-1, Class A, 4.80%, 02/27/34 ... 5,530 5,532,848
Series 2025-1, Class B, 5.12%, 02/27/34 ... 338 340,539
SoFi Personal Loan Trust, Series 2024-1A, Class
A, 6.06%, 02/12/31
(b)
................ 1,459 1,469,625

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Core Bond Portfolio
14
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Southwick Park CLO LLC, Series 2019-4A, Class
A1R, (3-mo. CME Term SOFR at 1.32% Floor
+ 1.32%), 5.61%, 07/20/32
(a) (b)
.......... USD 242 $ 241,963
St. Paul's CLO XII DAC, Series 12X, Class B1,
(3-mo. EURIBOR at 1.60% Floor + 1.60%),
4.39%, 04/15/33
(a) (d)
................. EUR 310 332,914
Steele Creek CLO Ltd., Series 2017-1A, Class
A, (3-mo. CME Term SOFR at 0.00% Floor +
1.51%), 5.81%, 10/15/30
(a) (b)
........... USD 211 210,444
Subway Funding LLC, Series 2024-1A, Class
A2II, 6.27%, 07/30/54
(b)
............... 1,140 1,156,810
Sutton Park CLO DAC, Series 1X, Class BE,
(3-mo. EURIBOR at 2.35% Floor + 2.35%),
4.91%, 11/15/31
(a) (d)
................. EUR 202 218,828
Symphony CLO 39 Ltd., Series 2023-39A, Class
AR, (3-mo. CME Term SOFR at 1.33% Floor +
1.33%), 5.63%, 01/25/38
(a) (b)
........... USD 250 250,029
Symphony CLO 40 Ltd., Series 2023-40A, Class
AR, (3-mo. CME Term SOFR at 1.31% Floor +
1.31%), 5.73%, 01/05/38
(a) (b)
........... 250 250,005
Symphony CLO XIX Ltd., Series 2018-19A, Class
A, (3-mo. CME Term SOFR at 0.96% Floor +
1.22%), 5.53%, 04/16/31
(a) (b)
........... 158 157,903
Symphony CLO XVI Ltd., Series 2015-16A, Class
ARR, (3-mo. CME Term SOFR at 1.20% Floor
+ 1.20%), 5.50%, 10/15/31
(a) (b)
.......... 196 195,888
Symphony CLO XXIV Ltd., Series 2020-24A,
Class AR, (3-mo. CME Term SOFR at 1.20%
Floor + 1.20%), 5.49%, 01/23/32
(a) (b)
...... 206 205,885
Symphony CLO XXVI Ltd., Series 2021-26A,
Class AR, (3-mo. CME Term SOFR at 1.08%
Floor + 1.34%), 5.63%, 04/20/33
(a) (b)
...... 435 434,600
TAGUS-Sociedade de Titularizacao de Creditos
SA, Series 2, Class B, (1-mo. EURIBOR at
0.00% Floor + 1.80%), 4.15%, 10/27/42
(a) (d)
. EUR 100 108,200
TCI-Flatiron CLO Ltd., Series 2017-1A, Class
AR, (3-mo. CME Term SOFR at 0.96% Floor +
1.22%), 5.54%, 11/18/30
(a) (b)
........... USD 98 97,465
TCW CLO Ltd., Series 2019-2A, Class A1R2,
(3-mo. CME Term SOFR at 1.27% Floor +
1.27%), 5.59%, 01/20/38
(a) (b)
........... 280 279,811
Thayer Park CLO Ltd., Series 2017-1A, Class
A1R, (3-mo. CME Term SOFR at 1.04% Floor
+ 1.30%), 5.59%, 04/20/34
(a) (b)
.......... 250 249,787
TIAA CLO III Ltd., Series 2017-2A, Class A,
(3-mo. CME Term SOFR at 0.00% Floor +
1.41%), 5.72%, 01/16/31
(a) (b)
........... 232 231,344
TICP CLO VI Ltd., Series 2016-6A, Class AR2,
(3-mo. CME Term SOFR at 1.12% Floor +
1.38%), 5.68%, 01/15/34
(a) (b)
........... 1,060 1,058,379
TICP CLO XII Ltd., Series 2018-12A, Class AR,
(3-mo. CME Term SOFR at 1.17% Floor +
1.43%), 5.73%, 07/15/34
(a) (b)
........... 380 380,852
Trestles CLO IV Ltd., Series 2021-4A, Class A,
(3-mo. CME Term SOFR at 1.17% Floor +
1.43%), 5.72%, 07/21/34
(a) (b)
........... 2,070 2,071,373
Trestles CLO V Ltd., Series 2021-5A, Class A1,
(3-mo. CME Term SOFR at 1.17% Floor +
1.43%), 5.72%, 10/20/34
(a) (b)
........... 1,280 1,280,822
Trestles CLO VII Ltd., Series 2024-7A, Class A1,
(3-mo. CME Term SOFR at 1.38% Floor +
1.38%), 6.20%, 10/25/37
(a) (b)
........... 1,140 1,140,782
Tricon American Homes, Series 2020-SFR1,
Class D, 2.55%, 07/17/38
(b)
............ 2,225 2,155,509
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Trimaran CAVU Ltd.
(a)(b)
Series 2024-1A, Class A, (3-mo. CME Term
SOFR at 1.38% Floor + 1.38%), 5.64%,
01/25/38 ...................... USD 1,020 $ 1,021,604
Series 2024-1A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 6.01%,
01/25/38 ...................... 250 249,390
Trinitas CLO IV Ltd., Series 2016-4A, Class
A2L2, (3-mo. CME Term SOFR at 1.40% Floor
+ 1.66%), 5.95%, 10/18/31
(a) (b)
.......... 220 219,972
Trinitas CLO XIV Ltd., Series 2020-14A, Class
BR, (3-mo. CME Term SOFR at 1.95% Floor +
1.95%), 6.25%, 01/25/34
(a) (b)
........... 730 728,920
Trinitas CLO XVIII Ltd., Series 2021-18A, Class
A1, (3-mo. CME Term SOFR at 1.17% Floor +
1.43%), 5.72%, 01/20/35
(a) (b)
........... 250 249,735
Trinitas CLO XXVIII Ltd., Series 2024-28A, Class
A1, (3-mo. CME Term SOFR at 1.55% Floor +
1.55%), 5.85%, 04/25/37
(a) (b)
........... 250 250,332
Trinitas CLO XXXI Ltd., Series 2024-31A, Class
A1, (3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.73%, 01/22/38
(a) (b)
........... 250 250,306
Venture 32 CLO Ltd., Series 2018-32A, Class
A2A, (3-mo. CME Term SOFR at 1.07% Floor
+ 1.33%), 5.62%, 07/18/31
(a) (b)
.......... 218 218,321
Verdelite Static CLO Ltd., Series 2024-1A, Class
B, (3-mo. CME Term SOFR at 1.65% Floor +
1.65%), 5.94%, 07/20/32
(a) (b)
........... 250 250,123
Voya CLO Ltd.
(a)(b)
Series 2014-1A, Class AAR2, (3-mo. CME
Term SOFR at 0.00% Floor + 1.25%),
5.54%, 04/18/31 ................. 372 371,562
Series 2016-1A, Class A1R, (3-mo. CME Term
SOFR at 1.07% Floor + 1.33%), 5.62%,
01/20/31 ...................... 140 139,794
Series 2018-1A, Class A1, (3-mo. CME Term
SOFR at 0.00% Floor + 1.21%), 5.50%,
04/19/31 ...................... 100 99,791
Series 2019-1A, Class A1RR, (3-mo. CME
Term SOFR at 1.37% Floor + 1.37%),
5.82%, 10/15/37 ................. 2,060 2,061,294
Voya Euro CLO II DAC, Series 2A, Class CR,
(3-mo. EURIBOR at 2.15% Floor + 2.15%),
4.93%, 07/15/35
(a) (b)
................. EUR 250 269,685
Voya Euro CLO V DAC, Series 5A, Class B1,
(3-mo. EURIBOR at 1.75% Floor + 1.75%),
4.53%, 04/15/35
(a) (b)
................. 440 473,769
Wellington Management CLO 1 Ltd., Series
2023-1A, Class A, (3-mo. CME Term SOFR at
1.80% Floor + 1.80%), 6.09%, 10/20/36
(a) (b)
. USD 250 249,618
Wellington Management CLO 4 Ltd., Series
2025-4A, Class A, (3-mo. CME Term SOFR at
1.15% Floor + 1.15%), 5.43%, 04/18/38
(a) (b) (e)
350 350,000
Whitebox CLO I Ltd.
(a)(b)
Series 2019-1A, Class A1RR, (3-mo. CME
Term SOFR at 1.32% Floor + 1.32%),
5.62%, 07/24/36 ................. 859 858,438
Series 2019-1A, Class BRR, (3-mo. CME
Term SOFR at 1.75% Floor + 1.75%),
6.05%, 07/24/36 ................. 3,750 3,755,625
Series 2019-1A, Class D1RR, (3-mo. CME
Term SOFR at 3.10% Floor + 3.10%),
7.40%, 07/24/36 ................. 900 899,453
Whitebox CLO II Ltd., Series 2020-2A, Class
BR2, (3-mo. CME Term SOFR at 1.75% Floor
+ 1.75%), 6.05%, 10/24/37
(a) (b)
.......... 280 279,028

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Core Bond Portfolio
Schedules of Investments
15
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Whitebox CLO III Ltd.
(a)(b)
Series 2021-3A, Class A1R, (3-mo. CME Term
SOFR at 1.27% Floor + 1.27%), 5.57%,
10/15/35 ...................... USD 1,230 $ 1,227,572
Series 2021-3A, Class DR, (3-mo. CME Term
SOFR at 2.85% Floor + 2.85%), 7.15%,
10/15/35 ...................... 250 248,960
Wildwood Park CLO Ltd., Series 2024-1A, Class
A, (3-mo. CME Term SOFR at 1.36% Floor +
1.36%), 5.78%, 10/20/37
(a) (b)
........... 690 687,843
Total Asset-Backed Securities — 8 .4%
(Cost: $ 319,801,903 ) .............................. 318,683,349
Corporate Bonds
Aerospace & Defense — 0.3%
BAE Systems plc
(b)
3.40% , 04/15/30 ................... 1,342 1,258,014
1.90% , 02/15/31 ................... 616 524,023
5.30% , 03/26/34 ................... 554 560,934
Boeing Co. (The), 7.01%, 05/01/64 ........ 1,142 1,237,461
L3Harris Technologies, Inc., 4.85%, 04/27/35 .. 446 430,593
Northrop Grumman Corp.
5.25% , 05/01/50 ................... 2,734 2,585,318
5.20% , 06/01/54 ................... 1,064 996,553
RTX Corp.
6.70% , 08/01/28 ................... 558 593,828
7.00% , 11/01/28 ................... 1,847 1,983,226
10,169,950
Banks — 3.6%
Al Rajhi Sukuk Ltd., (6-Year USD Constant
Maturity + 1.59%), 6.25%
(a) (d) (f)
.......... 214 216,474
Associated Banc-Corp., (1-day SOFR + 3.03%),
6.46%, 08/29/30
(a)
................. 238 240,825
Bangkok Bank PCL, 5.30%, 09/21/28
(b)
...... 200 202,910
Bank of America Corp.
(3-mo. CME Term SOFR + 1.63%), 3.59% ,
07/21/28
(a)
..................... 532 520,609
(3-mo. CME Term SOFR + 1.33%), 3.97% ,
03/05/29
(a)
..................... 245 240,669
(3-mo. CME Term SOFR + 1.57%), 4.27% ,
07/23/29
(a)
..................... 586 578,889
Series FIX , (1-day SOFR + 1.00%), 5.16% ,
01/24/31
(a)
..................... 1,910 1,936,327
(1-day SOFR + 1.37%), 1.92% , 10/24/31
(a)
. 1,894 1,620,648
Series N , (1-day SOFR + 1.22%), 2.65% ,
03/11/32
(a)
..................... 435 383,849
(1-day SOFR + 1.32%), 2.69% , 04/22/32
(a)
. 465 409,268
(1-day SOFR + 1.22%), 2.30% , 07/21/32
(a)
. 228 194,749
(1-day SOFR + 1.33%), 2.97% , 02/04/33
(a)
. 1,459 1,279,237
(1-day SOFR + 1.83%), 4.57% , 04/27/33
(a)
. 5,191 5,016,263
(1-day SOFR + 1.31%), 5.51% , 01/24/36
(a)
. 3,379 3,438,890
5.00% , 01/21/44 ................... 295 276,342
(3-mo. CME Term SOFR + 3.41%), 4.08% ,
03/20/51
(a)
..................... 955 750,413
(1-day SOFR + 1.88%), 2.83% , 10/24/51
(a)
. 1,309 816,421
Series N , (1-day SOFR + 1.65%), 3.48% ,
03/13/52
(a)
..................... 488 346,502
(1-day SOFR + 1.56%), 2.97% , 07/21/52
(a)
. 2,808 1,800,170
Citigroup, Inc.
(a)
(3-mo. CME Term SOFR + 1.41%), 3.52% ,
10/27/28 ...................... 299 290,611
(1-day SOFR + 0.87%), 4.79% , 03/04/29 .. 4,479 4,488,745
(1-day SOFR + 1.35%), 3.06% , 01/25/33 .. 1,363 1,194,939
(1-day SOFR + 1.94%), 3.79% , 03/17/33 .. 4,838 4,425,351
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 2.09%), 4.91% , 05/24/33 .. USD 716 $ 702,108
(1-day SOFR + 1.45%), 5.45% , 06/11/35 .. 5,360 5,390,242
(1-day SOFR + 1.47%), 5.33% , 03/27/36 .. 1,915 1,908,035
(1-day SOFR + 1.75%), 5.61% , 03/04/56 .. 731 714,030
FNB Corp., (SOFR Index + 1.93%), 5.72%,
12/11/30
(a)
...................... 2,915 2,912,001
JPMorgan Chase & Co.
(a)
(1-day SOFR + 0.86%), 4.51% , 10/22/28 .. 29,912 29,881,825
(1-day SOFR + 1.16%), 5.58% , 04/22/30 .. 916 944,816
(1-day SOFR + 1.13%), 5.00% , 07/22/30 .. 17,059 17,213,405
(1-day SOFR + 0.90%), 5.14% , 01/24/31 .. 398 404,207
(1-day SOFR + 2.04%), 2.52% , 04/22/31 .. 3,441 3,087,678
(3-mo. CME Term SOFR + 1.11%), 1.76% ,
11/19/31 ...................... 4,285 3,639,423
(1-day SOFR + 1.07%), 1.95% , 02/04/32 .. 2,421 2,059,528
(1-day SOFR + 1.18%), 2.55% , 11/08/32 .. 4,530 3,917,822
(1-day SOFR + 1.26%), 2.96% , 01/25/33 .. 1,157 1,021,333
(1-day SOFR + 1.80%), 4.59% , 04/26/33 .. 1,272 1,239,282
(1-day SOFR + 2.08%), 4.91% , 07/25/33 .. 1,106 1,097,205
(1-day SOFR + 1.46%), 5.29% , 07/22/35 .. 933 936,730
(1-day SOFR + 1.32%), 5.50% , 01/24/36 .. 3,504 3,579,479
(3-mo. CME Term SOFR + 1.48%), 3.90% ,
01/23/49 ...................... 827 645,018
(1-day SOFR + 1.58%), 3.33% , 04/22/52 .. 815 566,136
KeyBank NA
3.90% , 04/13/29 ................... 654 627,952
5.00% , 01/26/33 ................... 4,787 4,661,973
M&T Bank Corp.
(a)
(1-day SOFR + 1.85%), 5.05% , 01/27/34 .. 839 810,781
(1-day SOFR + 1.61%), 5.39% , 01/16/36 .. 2,204 2,161,540
Morgan Stanley Bank NA, (1-day SOFR +
0.68%), 4.45%, 10/15/27
(a)
............ 1,029 1,027,706
Wells Fargo & Co.
(1-day SOFR + 1.78%), 5.50% , 01/23/35
(a)
. 960 973,057
(1-day SOFR + 1.38%), 5.21% , 12/03/35
(a)
. 5,998 5,956,614
3.90% , 05/01/45 ................... 300 236,377
(3-mo. CME Term SOFR + 4.50%), 5.01% ,
04/04/51
(a)
..................... 214 192,620
(1-day SOFR + 2.13%), 4.61% , 04/25/53
(a)
. 2,731 2,317,291
Zions Bancorp NA, (1-day SOFR + 2.83%),
6.82%, 11/19/35
(a)
................. 3,679 3,753,443
135,248,758
Biotechnology — 0.1%
Amgen, Inc., 4.40%, 02/22/62 ........... 3,743 2,942,194
Broadline Retail — 0.1%
Amazon.com, Inc.
2.50% , 06/03/50 ................... 978 591,624
2.70% , 06/03/60 ................... 661 384,243
4.10% , 04/13/62 ................... 1,350 1,069,717
2,045,584
Capital Markets — 2.4%
Apollo Debt Solutions BDC, 6.70%, 07/29/31 .. 3,852 3,974,286
Ares Strategic Income Fund, 5.70%, 03/15/28
(b)
6,365 6,365,147
Bain Capital Specialty Finance, Inc., 5.95%,
03/15/30 ....................... 575 565,120
Blackstone Private Credit Fund, 6.25%,
01/25/31
(b)
...................... 183 186,053
Blue Owl Capital Corp.
2.88% , 06/11/28 ................... 1,261 1,157,295
5.95% , 03/15/29 ................... 3,102 3,110,046
Blue Owl Credit Income Corp., 3.13%, 09/23/26 205 198,320
Blue Owl Technology Finance Corp., 6.10%,
03/15/28
(b)
...................... 277 276,275

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Core Bond Portfolio
16
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Goldman Sachs Group, Inc. (The)
(a)
(1-day SOFR + 0.91%), 1.95% , 10/21/27 .. USD 411 $ 394,228
(1-day SOFR + 1.85%), 3.62% , 03/15/28 .. 1,604 1,574,236
(1-day SOFR + 1.21%), 5.05% , 07/23/30 .. 5,156 5,198,736
(1-day SOFR + 1.09%), 1.99% , 01/27/32 .. 6,368 5,392,244
(1-day SOFR + 1.25%), 2.38% , 07/21/32 .. 1 857
(1-day SOFR + 1.26%), 2.65% , 10/21/32 .. 8,311 7,182,873
(1-day SOFR + 1.55%), 5.33% , 07/23/35 .. 8,313 8,271,549
(1-day SOFR + 1.42%), 5.02% , 10/23/35 .. 2,139 2,079,864
(1-day SOFR + 1.58%), 5.56% , 11/19/45 .. 1,003 977,330
Hps Corporate Lending Fund, 5.45%, 01/14/28 . 1,000 995,703
Magellan Capital Holdings plc, (1-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.23%), 8.38%, 07/08/29
(a) (d)
.... 258 266,171
Morgan Stanley
(a)
(1-day SOFR + 2.24%), 6.30% , 10/18/28 .. 177 184,070
(3-mo. CME Term SOFR + 1.40%), 3.77% ,
01/24/29 ...................... 3,399 3,324,661
(1-day SOFR + 1.59%), 5.16% , 04/20/29 .. 7,237 7,335,101
(1-day SOFR + 1.26%), 5.66% , 04/18/30 .. 8,219 8,473,438
(1-day SOFR + 1.22%), 5.04% , 07/19/30 .. 5,920 5,969,466
(1-day SOFR + 1.03%), 1.79% , 02/13/32 .. 2,816 2,359,436
(1-day SOFR + 1.18%), 2.24% , 07/21/32 .. 7,664 6,525,550
(1-day SOFR + 1.20%), 2.51% , 10/20/32 .. 2,299 1,973,303
(1-day SOFR + 1.56%), 5.32% , 07/19/35 .. 5,073 5,073,526
(1-day SOFR + 1.42%), 5.59% , 01/18/36 .. 1,487 1,518,624
Sixth Street Lending Partners, 6.13%, 07/15/30
(b)
1,076 1,082,971
UBS Group AG, 4.88%, 05/15/45 ......... 340 306,117
92,292,596
Chemicals — 0.0%
Ecolab, Inc., 2.13%, 08/15/50 ........... 741 402,924
EQUATE Petrochemical Co. KSC, 4.25%,
11/03/26
(d)
...................... 200 197,756
600,680
Communications Equipment — 0.0%
Motorola Solutions, Inc., 2.75%, 05/24/31 .... 303 268,419
Consumer Finance — 0.6%
Capital One Financial Corp., (1-day SOFR +
2.04%), 6.18%, 01/30/36
(a)
............ 401 400,076
General Motors Financial Co., Inc.
5.95% , 04/04/34 ................... 1,792 1,782,966
5.90% , 01/07/35 ................... 244 241,631
Synchrony Financial
5.15% , 03/19/29 ................... 4,664 4,642,323
(SOFR Index + 2.13%), 5.94% , 08/02/30
(a)
. 3,725 3,777,407
(1-day SOFR + 1.68%), 5.45% , 03/06/31
(a)
. 4,045 4,016,012
2.88% , 10/28/31 ................... 5,501 4,652,147
7.25% , 02/02/33 ................... 2,084 2,145,269
21,657,831
Containers & Packaging — 0.0%
Berry Global, Inc.
5.80% , 06/15/31 ................... 242 251,429
5.65% , 01/15/34 ................... 192 194,795
446,224
Diversified REITs — 1.4%
GLP Capital LP
5.75% , 06/01/28 ................... 186 189,264
5.30% , 01/15/29 ................... 3,345 3,349,760
4.00% , 01/15/30 ................... 199 188,114
4.00% , 01/15/31 ................... 1,634 1,523,257
3.25% , 01/15/32 ................... 4,818 4,170,255
6.75% , 12/01/33 ................... 2,971 3,152,629
6.25% , 09/15/54 ................... 3,212 3,156,664
Security
Par (000)
Par (000) Value
Diversified REITs (continued)
VICI Properties LP
4.25% , 12/01/26
(b)
.................. USD 5,589 $ 5,527,928
5.75% , 02/01/27
(b)
.................. 852 863,054
3.75% , 02/15/27
(b)
.................. 1,354 1,324,723
4.50% , 01/15/28
(b)
.................. 1,623 1,602,520
4.75% , 04/01/28 ................... 495 495,984
3.88% , 02/15/29
(b)
.................. 3,449 3,292,851
4.63% , 12/01/29
(b)
.................. 4,131 4,007,541
4.95% , 02/15/30 ................... 3,028 3,001,848
4.13% , 08/15/30
(b)
.................. 4,766 4,486,424
5.13% , 11/15/31 ................... 1,252 1,234,674
5.13% , 05/15/32 ................... 8,708 8,522,814
5.63% , 04/01/35 ................... 1,325 1,317,504
6.13% , 04/01/54 ................... 403 392,818
51,800,626
Diversified Telecommunication Services — 0.4%
AT&T, Inc.
5.45% , 03/01/47 ................... 399 379,198
3.50% , 09/15/53 ................... 3,236 2,206,596
3.80% , 12/01/57 ................... 2,528 1,774,705
3.65% , 09/15/59 ................... 3,447 2,324,767
Verizon Communications, Inc.
1.50% , 09/18/30 ................... 2,068 1,754,191
1.68% , 10/30/30 ................... 2,819 2,399,457
5.25% , 04/02/35 ................... 1,920 1,924,844
5.85% , 09/15/35 ................... 524 546,340
13,310,098
Electric Utilities — 3.5%
AEP Texas, Inc.
4.70% , 05/15/32 ................... 967 941,381
Series E , 6.65% , 02/15/33 ............. 453 483,937
3.45% , 05/15/51 ................... 1,722 1,163,467
AEP Transmission Co. LLC
3.75% , 12/01/47 ................... 1,301 984,869
3.15% , 09/15/49 ................... 871 583,258
Series N , 2.75% , 08/15/51 ............ 698 424,276
Alabama Power Co.
3.85% , 12/01/42 ................... 241 192,968
3.13% , 07/15/51 ................... 1,044 689,052
Baltimore Gas & Electric Co.
3.75% , 08/15/47 ................... 255 192,938
3.20% , 09/15/49 ................... 300 200,097
5.65% , 06/01/54 ................... 319 313,083
Duke Energy Carolinas LLC
3.70% , 12/01/47 ................... 1,003 752,032
3.95% , 03/15/48 ................... 484 375,063
3.20% , 08/15/49 ................... 2,933 1,979,812
3.45% , 04/15/51 ................... 2,404 1,680,787
3.55% , 03/15/52 ................... 506 357,811
Duke Energy Corp.
3.95% , 08/15/47 ................... 1,011 758,810
5.00% , 08/15/52 ................... 674 587,969
5.80% , 06/15/54 ................... 1,450 1,418,743
Duke Energy Florida LLC
1.75% , 06/15/30 ................... 1,910 1,653,581
4.20% , 07/15/48 ................... 1,015 816,690
3.00% , 12/15/51 ................... 1,083 687,765
Duke Energy Ohio, Inc., 5.55%, 03/15/54 .... 206 199,506
Duke Energy Progress LLC
3.70% , 10/15/46 ................... 1,844 1,383,970
2.50% , 08/15/50 ................... 2,033 1,189,481
4.00% , 04/01/52 ................... 1,002 768,599
5.35% , 03/15/53 ................... 1,888 1,796,936

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Core Bond Portfolio
Schedules of Investments
17
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Edison International
5.75% , 06/15/27 ................... USD 3,119 $ 3,149,532
4.13% , 03/15/28 ................... 1,090 1,048,209
5.25% , 11/15/28 ................... 242 238,619
5.45% , 06/15/29 ................... 192 189,467
6.25% , 03/15/30 ................... 540 546,905
FirstEnergy Corp.
Series B , 3.90% , 07/15/27
(c)
............ 7,466 7,341,128
Series C , 4.85% , 07/15/47
(c)
........... 3,097 2,648,389
Series C , 3.40% , 03/01/50 ............ 5,893 4,002,210
FirstEnergy Transmission LLC
5.00% , 01/15/35 ................... 5,459 5,350,995
5.45% , 07/15/44
(b)
.................. 1,440 1,403,345
4.55% , 04/01/49
(b)
.................. 5,146 4,403,778
Florida Power & Light Co.
3.95% , 03/01/48 ................... 1,428 1,132,513
3.99% , 03/01/49 ................... 762 605,057
3.15% , 10/01/49 ................... 620 421,511
2.88% , 12/04/51 ................... 3,254 2,063,090
5.80% , 03/15/65 ................... 1,423 1,456,072
Georgia Power Co.
4.70% , 05/15/32 ................... 1,272 1,257,376
4.95% , 05/17/33 ................... 3,484 3,459,968
Series A , 3.25% , 03/15/51 ............. 1,230 833,740
5.13% , 05/15/52 ................... 517 479,415
Jersey Central Power & Light Co., 6.15%,
06/01/37 ....................... 201 213,048
Johnsonville Aeroderivative Combustion Turbine
Generation LLC, 5.08%, 10/01/54 ....... 1,320 1,302,642
MidAmerican Energy Co.
4.25% , 07/15/49 ................... 260 211,846
3.15% , 04/15/50 ................... 1,022 685,709
NRG Energy, Inc.
(b)
4.45% , 06/15/29 ................... 1,304 1,266,259
7.00% , 03/15/33 ................... 9,715 10,473,703
Ohio Power Co.
Series Q , 1.63% , 01/15/31 ............ 2,527 2,112,180
4.00% , 06/01/49 ................... 738 566,072
Series R , 2.90% , 10/01/51 ............ 509 315,674
Pacific Gas & Electric Co.
3.30% , 12/01/27 ................... 100 95,941
5.90% , 06/15/32 ................... 5,118 5,219,814
6.15% , 01/15/33 ................... 916 943,426
6.40% , 06/15/33 ................... 1,020 1,066,038
6.95% , 03/15/34 ................... 1,937 2,098,937
5.80% , 05/15/34 ................... 863 871,415
3.95% , 12/01/47 ................... 808 590,669
4.95% , 07/01/50 ................... 3,394 2,834,102
3.50% , 08/01/50 ................... 956 635,454
5.25% , 03/01/52 ................... 1,585 1,367,278
6.75% , 01/15/53 ................... 972 1,015,075
6.70% , 04/01/53 ................... 1,039 1,081,131
5.90% , 10/01/54 ................... 1,098 1,039,940
6.15% , 03/01/55 ................... 1,525 1,492,629
PECO Energy Co.
3.00% , 09/15/49 ................... 666 439,831
2.80% , 06/15/50 ................... 296 186,248
3.05% , 03/15/51 ................... 931 606,613
4.60% , 05/15/52 ................... 420 361,192
4.38% , 08/15/52 ................... 405 332,869
Southern California Edison Co.
2.25% , 06/01/30 ................... 1,001 873,971
2.75% , 02/01/32 ................... 408 347,387
Series 04-G , 5.75% , 04/01/35 .......... 205 208,628
Series 05-E , 5.35% , 07/15/35 .......... 837 818,424
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Series 05-B , 5.55% , 01/15/36 .......... USD 191 $ 187,415
5.63% , 02/01/36 ................... 1,071 1,057,216
Series 06-E , 5.55% , 01/15/37 .......... 891 867,590
Southern Co. (The)
5.20% , 06/15/33 ................... 730 731,713
4.25% , 07/01/36 ................... 3,167 2,874,333
Virginia Electric & Power Co.
2.45% , 12/15/50 ................... 1,346 761,437
5.45% , 04/01/53 ................... 354 338,874
5.55% , 08/15/54 ................... 318 308,512
Vistra Operations Co. LLC
(b)
5.05% , 12/30/26 ................... 815 817,317
6.95% , 10/15/33 ................... 6,569 7,056,118
6.00% , 04/15/34 ................... 3,427 3,463,165
5.70% , 12/30/34 ................... 6,248 6,215,398
130,961,433
Entertainment — 0.4%
Warnermedia Holdings, Inc., 3.76%, 03/15/27 . 16,657 16,246,532
Financial Services — 0.1%
Andiron Financing LLC, (1M Sofr FWD + 3.00%),
7.31%, 01/21/30
(a) (e)
................ 162 161,649
AT&T Reign II Multi-Property Lease-Backed
Pass-Through Trust, 6.09%, 12/15/44
(b)
.... 4,100 4,178,275
CRSO Trust, 7.12%, 07/10/28
(b)
.......... 458 479,556
Global Payments, Inc., 4.15%, 08/15/49 ..... 380 286,044
5,105,524
Gas Utilities — 0.0%
ONE Gas, Inc., 5.10%, 04/01/29 .......... 194 197,956
Piedmont Natural Gas Co., Inc., 2.50%, 03/15/31 1,336 1,167,474
Promigas SA ESP, 3.75%, 10/16/29
(d)
....... 209 193,325
1,558,755
Ground Transportation — 0.2%
Burlington Northern Santa Fe LLC
3.55% , 02/15/50 ................... 278 204,016
3.05% , 02/15/51 ................... 822 545,694
3.30% , 09/15/51 ................... 520 360,237
5.50% , 03/15/55 ................... 1,689 1,682,642
Norfolk Southern Corp.
2.90% , 08/25/51 ................... 307 192,150
4.05% , 08/15/52 ................... 243 189,358
3.70% , 03/15/53 ................... 1,015 738,643
Union Pacific Corp.
3.55% , 05/20/61 ................... 568 385,840
2.97% , 09/16/62 ................... 1,844 1,076,429
3.85% , 02/14/72 ................... 533 373,708
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1, 3.23%, 05/14/26 ........ 1,103 1,087,531
6,836,248
Health Care Equipment & Supplies — 0.0%
Solventum Corp., 6.00%, 05/15/64 ........ 1,565 1,536,561
Health Care Providers & Services — 0.5%
CVS Health Corp.
6.13% , 09/15/39 ................... 187 190,377
4.13% , 04/01/40 ................... 144 117,093
6.00% , 06/01/44 ................... 1,151 1,124,512
Elevance Health, Inc.
3.60% , 03/15/51 ................... 1,821 1,290,770
4.55% , 05/15/52 ................... 598 491,705
HCA, Inc.
5.45% , 04/01/31 ................... 7,173 7,285,954
4.63% , 03/15/52 ................... 236 187,883
5.90% , 06/01/53 ................... 1,983 1,895,156
6.20% , 03/01/55 ................... 738 732,728

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Core Bond Portfolio
18
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
6.10% , 04/01/64 ................... USD 2,758 $ 2,665,014
UnitedHealth Group, Inc.
3.70% , 08/15/49 ................... 880 646,850
5.63% , 07/15/54 ................... 652 640,008
17,268,050
Household Durables — 0.1%
DR Horton, Inc.
5.00% , 10/15/34 ................... 2,326 2,266,796
5.50% , 10/15/35 ................... 311 312,670
LG Electronics, Inc., 5.63%, 04/24/27
(b)
...... 200 203,392
2,782,858
Independent Power and Renewable Electricity Producers — 0.0%
FIEMEX Energia - Banco Actinver SA Institucion
de Banca Multiple, 7.25%, 01/31/41
(b)
..... 333 329,410
Insurance — 0.0%
American International Group, Inc., 4.38%,
06/30/50 ....................... 531 440,394
Marsh & McLennan Cos., Inc.
2.90% , 12/15/51 ................... 1,356 851,708
6.25% , 11/01/52 ................... 175 188,244
1,480,346
Interactive Media & Services — 0.1%
Meta Platforms, Inc.
4.65% , 08/15/62 ................... 3,059 2,621,808
5.75% , 05/15/63 ................... 949 963,660
5.55% , 08/15/64 ................... 1,698 1,670,662
5,256,130
IT Services — 0.3%
Gartner, Inc.
(b)
4.50% , 07/01/28 ................... 5,351 5,246,347
3.63% , 06/15/29 ................... 6,342 5,971,964
VeriSign, Inc., 5.25%, 06/01/32 .......... 630 635,553
11,853,864
Machinery — 0.0%
Caterpillar, Inc., 3.25%, 04/09/50 ......... 961 676,842
Media — 0.4%
Charter Communications Operating LLC
4.80% , 03/01/50 ................... 805 606,917
3.90% , 06/01/52 ................... 6,263 4,049,829
3.85% , 04/01/61 ................... 3,805 2,311,004
4.40% , 12/01/61 ................... 445 295,490
3.95% , 06/30/62 ................... 349 214,421
Comcast Corp.
6.50% , 11/15/35 ................... 168 185,871
4.95% , 10/15/58 ................... 204 177,411
2.65% , 08/15/62 ................... 760 399,335
2.99% , 11/01/63 ................... 507 288,242
5.50% , 05/15/64 ................... 640 601,088
Paramount Global
3.70% , 10/04/26
(c)
.................. 810 792,628
2.90% , 01/15/27 ................... 2,074 2,006,602
3.38% , 02/15/28 ................... 577 554,210
4.85% , 07/01/42 ................... 517 413,332
5.85% , 09/01/43 ................... 599 524,491
5.25% , 04/01/44 ................... 276 221,999
4.90% , 08/15/44 ................... 214 165,505
4.60% , 01/15/45 ................... 311 232,991
14,041,366
Metals & Mining — 0.2%
Anglo American Capital plc
(b)
5.63% , 04/01/30 ................... 1,026 1,051,650
5.50% , 05/02/33 ................... 1,108 1,111,114
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
4.75% , 03/16/52 ................... USD 769 $ 640,815
Freeport Indonesia PT, 4.76%, 04/14/27
(d)
.... 200 198,700
Glencore Funding LLC
(b)
4.91% , 04/01/28 ................... 835 838,410
2.50% , 09/01/30 ................... 3,188 2,805,411
6.38% , 10/06/30 ................... 732 776,050
POSCO, 5.75%, 01/17/28
(b)
............. 200 204,792
Vale Overseas Ltd., 6.40%, 06/28/54 ....... 55 54,202
7,681,144
Multi-Utilities — 0.2%
Dominion Energy, Inc.
(a)
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.51%),
7.00% , 06/01/54 ................. 3,642 3,827,942
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.21%), 6.63% ,
05/15/55 ...................... 2,193 2,177,595
NiSource, Inc., 5.40%, 06/30/33 .......... 185 185,821
San Diego Gas & Electric Co.
3.32% , 04/15/50 ................... 336 228,713
3.70% , 03/15/52 ................... 272 196,080
5.55% , 04/15/54 ................... 376 363,199
6,979,350
Oil, Gas & Consumable Fuels — 5.4%
Antero Resources Corp.
(b)
7.63% , 02/01/29 ................... 2,155 2,209,162
5.38% , 03/01/30 ................... 7,774 7,632,561
APA Corp., 5.25%, 02/01/42
(b)
........... 263 219,970
Cameron LNG LLC
(b)
3.30% , 01/15/35 ................... 2,613 2,211,670
3.40% , 01/15/38 ................... 2,474 2,077,854
Cheniere Corpus Christi Holdings LLC
5.13% , 06/30/27 ................... 465 468,822
3.70% , 11/15/29 ................... 654 624,511
2.74% , 12/31/39 ................... 5,088 4,071,404
Cheniere Energy Partners LP
4.00% , 03/01/31 ................... 10,732 10,064,737
3.25% , 01/31/32 ................... 1,481 1,303,341
5.75% , 08/15/34 ................... 2,216 2,247,371
Cheniere Energy, Inc., 5.65%, 04/15/34 ..... 8,274 8,369,853
Chevron USA, Inc., 2.34%, 08/12/50 ....... 507 292,979
ConocoPhillips Co., 3.80%, 03/15/52 ....... 260 192,342
Devon Energy Corp.
5.25% , 10/15/27 ................... 499 500,392
5.88% , 06/15/28 ................... 195 195,578
4.50% , 01/15/30 ................... 442 434,140
5.75% , 09/15/54 ................... 1,437 1,315,469
Diamondback Energy, Inc.
3.25% , 12/01/26 ................... 11,729 11,499,590
3.50% , 12/01/29 ................... 12,055 11,401,921
3.13% , 03/24/31 ................... 9,640 8,725,208
4.40% , 03/24/51 ................... 468 365,394
4.25% , 03/15/52 ................... 1,879 1,426,291
6.25% , 03/15/53 ................... 1,049 1,050,337
5.90% , 04/18/64 ................... 4,226 3,975,363
Eastern Energy Gas Holdings LLC
5.65% , 10/15/54 ................... 355 342,727
6.20% , 01/15/55 ................... 925 967,319
Energy Transfer LP
4.95% , 05/15/28 ................... 2,212 2,227,305
8.25% , 11/15/29 ................... 187 211,644
7.38% , 02/01/31
(b)
.................. 3,170 3,328,265
5.30% , 04/15/47 ................... 1,144 1,011,631
6.00% , 06/15/48 ................... 644 623,630

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Core Bond Portfolio
Schedules of Investments
19
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.00% , 05/15/50 ................... USD 2,292 $ 1,929,936
5.95% , 05/15/54 ................... 2,671 2,550,756
6.05% , 09/01/54 ................... 1,302 1,264,281
EQT Corp.
3.13% , 05/15/26
(b)
.................. 2,508 2,463,584
3.90% , 10/01/27 ................... 3,547 3,483,536
5.70% , 04/01/28 ................... 4,039 4,152,151
5.50% , 07/15/28
(b)
.................. 285 285,627
4.50% , 01/15/29
(b)
.................. 4,320 4,183,875
5.00% , 01/15/29 ................... 2,390 2,405,671
6.38% , 04/01/29
(b)
.................. 380 388,785
7.00% , 02/01/30
(c)
.................. 5,611 6,050,411
7.50% , 06/01/30
(b)
.................. 5,573 6,015,690
4.75% , 01/15/31
(b)
.................. 5,140 4,943,721
3.63% , 05/15/31
(b)
.................. 7,231 6,604,966
5.75% , 02/01/34 ................... 5,099 5,198,462
Expand Energy Corp.
5.38% , 02/01/29 ................... 2,813 2,801,260
5.88% , 02/01/29
(b)
.................. 539 538,047
6.75% , 04/15/29
(b)
.................. 1,752 1,773,984
5.38% , 03/15/30 ................... 1,843 1,829,524
4.75% , 02/01/32 ................... 4,616 4,366,009
5.70% , 01/15/35 ................... 8,146 8,175,179
Hess Corp.
7.30% , 08/15/31 ................... 722 817,120
6.00% , 01/15/40 ................... 490 520,261
NGPL PipeCo LLC, 3.25%, 07/15/31
(b)
...... 4,207 3,684,067
Ovintiv, Inc., 7.10%, 07/15/53 ........... 590 623,266
Pioneer Natural Resources Co., 2.15%, 01/15/31 681 593,314
Sabine Pass Liquefaction LLC
5.88% , 06/30/26 ................... 2,598 2,620,387
5.00% , 03/15/27 ................... 5,541 5,566,143
4.50% , 05/15/30 ................... 3,037 2,981,148
5.90% , 09/15/37 ................... 2,430 2,502,625
Targa Resources Corp.
4.20% , 02/01/33 ................... 2,372 2,192,607
5.50% , 02/15/35 ................... 673 669,019
4.95% , 04/15/52 ................... 2,065 1,744,130
Targa Resources Partners LP
5.00% , 01/15/28 ................... 3,107 3,107,694
4.88% , 02/01/31 ................... 4,439 4,345,449
4.00% , 01/15/32 ................... 2,508 2,314,277
Texas Eastern Transmission LP, 7.00%, 07/15/32 178 195,997
Viper Energy, Inc.
(b)
5.38% , 11/01/27 ................... 5,208 5,159,693
7.38% , 11/01/31 ................... 2,562 2,677,744
205,309,177
Paper & Forest Products — 0.0%
Suzano Austria GmbH, 5.00%, 01/15/30 ..... 341 331,599
Passenger Airlines — 0.0%
Air Canada Pass-Through Trust, Series 2017-1,
Class B, 3.70%, 01/15/26
(b)
........... 4 3,564
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
. 975 979,197
United Airlines Pass-Through Trust, Series 2019-
1, Class AA, 4.15%, 08/25/31 .......... 505 483,059
1,465,820
Pharmaceuticals — 0.0%
Pfizer, Inc., 4.00%, 12/15/36 ............ 1,747 1,591,185
Residential REITs — 0.1%
Store Capital LLC, 5.40%, 04/30/30
(b)
....... 1,850 1,852,898
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment — 0.6%
AP Grange Holdings LLC, (Acquired 06/21/24,
cost $2,582,131), 6.50%, 03/20/45
(e) (g)
..... USD 2,582 $ 2,588,586
Broadcom, Inc.
5.15% , 11/15/31 ................... 717 727,132
5.20% , 04/15/32 ................... 4,100 4,160,278
3.47% , 04/15/34
(b)
.................. 3,002 2,642,525
4.80% , 10/15/34 ................... 3,714 3,625,534
3.14% , 11/15/35
(b)
.................. 633 524,665
Foundry JV Holdco LLC
(b)
5.90% , 01/25/33 ................... 855 870,033
6.10% , 01/25/36 ................... 1,356 1,388,263
6.20% , 01/25/37 ................... 1,170 1,205,849
Intel Corp.
3.05% , 08/12/51 ................... 324 190,501
3.10% , 02/15/60 ................... 571 316,666
3.20% , 08/12/61 ................... 1,024 579,302
NVIDIA Corp.
2.85% , 04/01/30 ................... 404 376,935
3.70% , 04/01/60 ................... 326 244,201
NXP BV, 2.50%, 05/11/31 .............. 946 824,061
Texas Instruments, Inc., 4.10%, 08/16/52 .... 744 595,852
20,860,383
Software — 0.9%
AppLovin Corp.
5.13% , 12/01/29 ................... 1,409 1,414,459
5.38% , 12/01/31 ................... 6,298 6,329,950
5.95% , 12/01/54 ................... 4,516 4,435,298
Microsoft Corp., 2.92%, 03/17/52 ......... 1,120 751,058
Oracle Corp.
3.95% , 03/25/51 ................... 5,155 3,786,167
4.38% , 05/15/55 ................... 391 304,708
6.00% , 08/03/55 ................... 3,568 3,563,457
6.13% , 08/03/65 ................... 14,550 14,529,973
35,115,070
Specialized REITs — 0.5%
American Tower Corp.
1.88% , 10/15/30 ................... 277 236,945
2.70% , 04/15/31 ................... 1,068 944,155
5.65% , 03/15/33 ................... 183 188,638
5.55% , 07/15/33 ................... 2,329 2,380,272
5.45% , 02/15/34 ................... 2,495 2,531,270
Crown Castle, Inc.
5.60% , 06/01/29 ................... 1,077 1,100,606
2.50% , 07/15/31 ................... 603 514,905
Equinix, Inc.
2.50% , 05/15/31 ................... 1,220 1,064,905
3.90% , 04/15/32 ................... 4,444 4,143,271
3.40% , 02/15/52 ................... 487 330,409
Extra Space Storage LP
2.40% , 10/15/31 ................... 3,814 3,245,198
5.40% , 06/15/35 ................... 2,024 2,012,294
18,692,868
Specialty Retail — 0.0%
Lowe's Cos., Inc.
4.38% , 09/15/45 ................... 1,000 829,016
5.75% , 07/01/53 ................... 617 604,912
1,433,928
Technology Hardware, Storage & Peripherals — 0.0%
Dell International LLC
5.40% , 04/15/34 ................... 372 374,883
4.85% , 02/01/35 ................... 325 310,023
Hewlett Packard Enterprise Co.
5.25% , 07/01/28 ................... 217 221,116

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Core Bond Portfolio
20
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals (continued)
6.35% , 10/15/45
(c)
.................. USD 494 $ 507,082
1,413,104
Tobacco — 0.7%
Altria Group, Inc.
5.63% , 02/06/35 ................... 2,364 2,385,322
3.40% , 02/04/41 ................... 3,165 2,321,156
4.25% , 08/09/42 ................... 2,377 1,905,113
3.88% , 09/16/46 ................... 1,004 735,484
4.45% , 05/06/50 ................... 239 187,402
6.20% , 02/14/59 ................... 188 188,332
BAT Capital Corp.
7.08% , 08/02/43 ................... 4,697 5,130,756
4.54% , 08/15/47 ................... 2,481 1,981,814
5.28% , 04/02/50 ................... 838 736,368
5.65% , 03/16/52 ................... 4,466 4,111,173
7.08% , 08/02/53 ................... 4,831 5,312,609
Reynolds American, Inc.
8.13% , 05/01/40 ................... 256 303,262
7.00% , 08/04/41 ................... 345 363,436
25,662,227
Transportation Infrastructure — 0.0%
DP World Salaam, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.75%), 6.00%
(a) (d) (f)
................ 200 200,188
Wireless Telecommunication Services — 0.3%
Sprint LLC, 7.63%, 03/01/26 ............ 5,808 5,899,110
T-Mobile USA, Inc.
3.88% , 04/15/30 ................... 1,707 1,636,402
5.13% , 05/15/32 ................... 1,700 1,710,690
5.20% , 01/15/33 ................... 1,425 1,436,387
5.88% , 11/15/55 ................... 580 583,897
5.80% , 09/15/62 ................... 1,647 1,616,540
12,883,026
Total Corporate Bonds — 23 .4%
(Cost: $ 887,337,812 ) .............................. 888,188,846
Foreign Agency Obligations
Colombia — 0.0%
Ecopetrol SA , 8.88%
,
01/13/33 ........... 172 177,117
Mexico — 0.1%
Petroleos Mexicanos
3.75% , 04/16/26
(d)
.................. EUR 200 211,597
6.50% , 03/13/27 ................... USD 2,395 2,332,490
4.75% , 02/26/29
(d)
.................. EUR 284 280,987
8.75% , 06/02/29 ................... USD 7 6,772
5.95% , 01/28/31 ................... 8 6,776
6.70% , 02/16/32 ................... 72 63,173
10.00% , 02/07/33 .................. 73 75,836
2,977,631
Morocco — 0.0%
OCP SA , 6.75%
,
05/02/34
(b)
.............. 385 395,106
Peru — 0.0%
Corp. Financiera de Desarrollo SA , 4.75%
,
07/15/25
(d)
....................... 200 199,300
Supranational — 0.8%
European Union
(d)
2.50% , 10/04/52 ................... EUR 2,860 2,377,584
Security
Par (000)
Par (000) Value
Supranational (continued)
Series NGEU , 3.00% , 03/04/53 ......... EUR 29,190 $ 26,853,885
29,231,469
Total Foreign Agency Obligations — 0 .9%
(Cost: $ 34,642,553 ) ............................... 32,980,623
Foreign Government Obligations
Belgium — 0.2%
Kingdom of Belgium , 3.30%
,
06/22/54
(b) (d)
.... 8,424 8,075,365
Chile — 0.0%
Republic of Chile
3.75% , 01/14/32 ................... 343 370,144
4.34% , 03/07/42 ................... USD 200 171,900
542,044
Colombia — 0.1%
Republic of Colombia
4.50% , 01/28/26 ................... 286 284,427
5.75% , 11/03/27 ................... COP 4,154,700 899,713
6.00% , 04/28/28 ................... 5,975,100 1,267,583
7.75% , 09/18/30 ................... 7,867,800 1,611,493
8.00% , 11/14/35 ................... USD 805 810,635
4,873,851
Czech Republic — 0.1%
Czech Republic
2.75% , 07/23/29 ................... CZK 34,230 1,424,943
5.00% , 09/30/30 ................... 29,020 1,327,093
4.20% , 12/04/36
(d)
.................. 14,300 608,624
3,360,660
Germany — 0.2%
Bundesrepublik Deutschland Bundesanleihe ,
2.50%
,
08/15/54
(d)
.................. EUR 7,026 6,746,554
Hungary — 0.1%
Hungary Government Bond
5.25% , 06/16/29
(b)
.................. USD 286 284,212
4.00% , 07/25/29
(d)
.................. EUR 1,725 1,894,900
5.38% , 09/12/33
(d)
.................. 96 108,119
2,287,231
Indonesia — 0.1%
Republic of Indonesia
2.85% , 02/14/30 ................... USD 1,918 1,753,052
6.75% , 07/15/35 ................... IDR 9,757,000 577,302
3.05% , 03/12/51 ................... USD 2,624 1,689,856
4,020,210
Israel — 0.0%
State of Israel Government Bond , 5.75%
,
03/12/54 ........................ 2,018 1,851,200
Japan — 0.2%
Japan Government Bond , 2.30%
,
12/20/54 ... JPY 1,421,500 9,117,540
Mexico — 0.8%
United Mexican States
8.50% , 03/01/29 ................... MXN 88 425,763
2.66% , 05/24/31 ................... USD 4,749 4,004,024
4.88% , 05/19/33 ................... 666 613,220
3.50% , 02/12/34 ................... 5,414 4,442,187
6.35% , 02/09/35 ................... 9,201 9,214,801
6.88% , 05/13/37 ................... 6,126 6,279,150
7.75% , 11/13/42 ................... MXN 45 180,226
8.00% , 11/07/47 ................... 91 369,012
4.50% , 01/31/50 ................... USD 5,805 4,191,210
6.34% , 05/04/53 ................... 200 182,000

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Core Bond Portfolio
Schedules of Investments
21
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mexico (continued)
7.38% , 05/13/55 ................... USD 665 $ 681,625
30,583,218
Panama — 0.1%
Republic of Panama
3.88% , 03/17/28 ................... 1,275 1,212,844
6.40% , 02/14/35 ................... 200 187,975
4.50% , 04/01/56 ................... 3,059 1,868,667
3,269,486
Peru — 0.1%
Republic of Peru
2.78% , 01/23/31 ................... 203 178,488
1.86% , 12/01/32 ................... 115 89,642
3.55% , 03/10/51 ................... 2,839 1,951,103
2,219,233
Philippines — 0.1%
Republic of Philippines
3.00% , 02/01/28 ................... 3,147 3,012,623
3.20% , 07/06/46 ................... 2,747 1,921,142
4,933,765
Poland — 0.2%
Republic of Poland
5.75% , 04/25/29 ................... PLN 10,868 2,846,925
4.75% , 07/25/29 ................... 5,460 1,381,643
2.75% , 10/25/29 ................... 5,962 1,386,566
4.88% , 10/04/33 ................... USD 147 144,325
2.00% , 08/25/36 ................... PLN 1,113 252,591
5.50% , 04/04/53 ................... USD 100 93,801
6,105,851
Romania — 0.0%
Romania Government Bond
5.25% , 11/25/27
(b)
.................. 140 139,440
6.63% , 09/27/29
(d)
.................. EUR 250 288,809
5.88% , 07/11/32
(b)
.................. 55 59,025
6.25% , 09/10/34
(b)
.................. 57 61,079
548,353
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia
4.50% , 04/17/30
(d)
.................. USD 200 196,984
5.00% , 01/18/53
(b)
.................. 332 283,355
480,339
United Kingdom — 0.4%
U.K. Treasury Bonds , 4.38%
,
07/31/54
(d)
..... GBP 13,175 14,724,538
Uruguay — 0.1%
Oriental Republic of Uruguay
4.38% , 10/27/27 ................... USD 1,813 1,811,494
5.75% , 10/28/34 ................... 176 183,077
5.10% , 06/18/50 ................... 2,079 1,925,842
5.25% , 09/10/60 ................... 58 52,896
3,973,309
Total Foreign Government Obligations — 2 .8%
(Cost: $ 117,100,282 ) .............................. 107,712,747
Security
Shares
Shares Value
Investment Companies
iShares AAA CLO Active ETF
(h)
........... 100,000 $ 5,178,000
Total Investment Companies — 0 .1%
(Cost: $ 5,188,000 ) ............................... 5,178,000
Par (000)
Par (000)
Municipal Bonds
California — 0 .3%
Bay Area Toll Authority , Series 2010S-1 , RB ,
7.04% , 04/01/50 ................... USD 1,925 2,267,897
Los Angeles Community College District , Series
2010E , GO , 6.60% , 08/01/42 ........... 980 1,063,914
State of California
Series 2018 , GO , 4.60% , 04/01/38 ....... 4,110 4,005,504
Series 2009 , GO , 7.55% , 04/01/39 ....... 1,300 1,572,880
University of California , Series 2012AD , RB ,
4.86% , 05/15/2112 .................. 425 365,552
9,275,747
Georgia — 0.0%
Municipal Electric Authority of Georgia , Series
2010-A , RB , 6.64% , 04/01/57 .......... 658 722,367
Illinois — 0 .1%
State of Illinois , Series 2003 , GO ,
5.10% , 06/01/33 ................... 4,447 4,431,611
New Jersey — 0.0%
New Jersey Turnpike Authority , Series 2009F ,
RB , 7.41% , 01/01/40 ................ 665 799,239
New York — 0 .1%
Metropolitan Transportation Authority
Series 2010A , RB , 6.67% , 11/15/39 ...... 270 295,392
Series 2010E , RB , 6.81% , 11/15/40 ...... 730 807,344
New York City Municipal Water Finance Authority ,
Series 2011CC , RB , 5.88% , 06/15/44 ..... 440 450,429
New York State Dormitory Authority , Series
2010H , RB , 5.39% , 03/15/40 ........... 320 322,144
Port Authority of New York & New Jersey , Series
2014-181 , RB , 4.96% , 08/01/46 ......... 1,665 1,584,961
3,460,270
Ohio — 0.0%
American Municipal Power, Inc. , Series 2010A ,
RB , 8.08% , 02/15/50 ................ 765 970,300
Texas — 0 .1%
City of San Antonio Electric & Gas Systems ,
Series 2010A , RB , 5.81% , 02/01/41 ...... 1,095 1,125,904
State of Texas , Series 2009A , GO ,
5.52% , 04/01/39 ................... 1,235 1,269,769
2,395,673
Total Municipal Bonds — 0 .6%
(Cost: $ 25,080,543 ) ............................... 22,055,207
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 4.8%
A&D Mortgage Trust
(b)
Series 2023-NQM5, Class A1, 7.05%,
11/25/68
(c)
..................... 1,786 1,814,078
Series 2024-NQM5, Class A1, 5.70%,
11/25/69 ...................... 535 535,972
Series 2024-NQM5, Class M1, 6.52%,
11/25/69
(a)
..................... 380 382,452

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Core Bond Portfolio
22
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Angel Oak Mortgage Trust
(b)
Series 2020-3, Class A3, 2.87%, 04/25/65
(a)
. USD 347 $ 330,710
Series 2020-4, Class A3, 2.81%, 06/25/65
(a)
. 122 117,711
Series 2022-2, Class A1, 3.35%, 01/25/67
(a)
. 77 72,504
Series 2023-7, Class A1, 4.80%, 11/25/67
(c)
. 2,291 2,259,991
Series 2024-1, Class A1, 5.21%, 08/25/68
(c)
. 707 702,386
Series 2024-10, Class A1, 5.35%, 10/25/69
(c)
442 440,233
Series 2024-11, Class A1, 5.70%, 08/25/69
(c)
722 724,337
Series 2025-1, Class A1, 5.69%, 01/25/70
(c)
. 1,841 1,845,442
Series 2025-2, Class A1, 5.64%, 02/25/70
(c)
. 4,108 4,130,945
Atlas Funding plc
(a)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.55%),
6.01%, 09/20/61
(d)
................ GBP 103 132,757
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.20%),
6.66%, 09/20/61
(d)
................ 100 129,721
Barclays Mortgage Loan Trust
(b)(c)
Series 2022-NQM1, Class A1, 4.55%,
07/25/52 ...................... USD 1,814 1,801,201
Series 2025-NQM1, Class A1, 5.66%,
01/25/65 ...................... 8,495 8,531,011
BRAVO Residential Funding Trust, Series 2025-
NQM2, Class A1, 5.68%, 11/25/64
(b) (c)
..... 5,342 5,358,318
CFMT LLC, Series 2024-R1, Class A1, 4.00%,
10/25/54
(b) (c)
...................... 250 244,269
CHL Mortgage Pass-Through Trust, Series
2004-29, Class 1A1, (1-mo. CME Term SOFR
at 0.54% Floor and 11.50% Cap + 0.65%),
4.97%, 02/25/35
(a)
.................. 76 73,072
CIM Trust
(b)
Series 2025-I1, Class A1, 5.65%, 10/25/69
(c)
3,843 3,868,509
Series 2025-I1, Class M1, 6.44%, 10/25/69
(a)
2,739 2,773,885
Citadel plc
(a)
Series 2024-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.45%),
5.91%, 04/28/60
(d)
................ GBP 100 129,276
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.75%),
6.21%, 04/28/60
(d)
................ 100 129,276
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.45%),
6.91%, 04/28/60
(d)
................ 109 140,792
COLT Mortgage Loan Trust
(b)
Series 2020-2, Class M1, 5.25%, 03/25/65
(a)
USD 1,283 1,277,153
Series 2020-3, Class A3, 2.38%, 04/27/65
(a)
. 65 63,190
Series 2024-6, Class A1, 5.39%, 11/25/69
(c)
. 635 633,855
Cross Mortgage Trust
(b)
Series 2023-H2, Class A1A, 7.13%,
11/25/68
(c)
..................... 992 1,007,191
Series 2024-H7, Class A1, 5.59%, 11/25/69
(a)
949 951,950
Series 2025-H1, Class A1, 5.74%, 02/25/70
(a)
12,820 12,862,022
Series 2025-H1, Class M1, 6.48%, 02/25/70
(a)
2,901 2,909,261
Series 2025-H2, Class A1, 5.36%, 03/25/70
(a)
1,275 1,278,135
Series 2025-H2, Class M1, 6.13%, 03/25/70
(a)
3,345 3,352,360
CSMC Trust
(a)(b)
Series 2021-NQM8, Class M1, 3.26%,
10/25/66 ...................... 175 132,235
Series 2022-NQM3, Class A1B, 4.26%,
03/25/67 ...................... 1,589 1,529,940
Deephaven Residential Mortgage Trust
(b)
Series 2022-2, Class M1, 4.31%, 03/25/67
(a)
312 281,787
Series 2022-3, Class M1, 5.29%, 07/25/67
(a)
634 606,029
Series 2024-1, Class A1, 5.74%, 07/25/69
(c)
. 486 487,280
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Edenbrook Mortgage Funding plc
(a)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.95%),
6.41%, 03/22/57
(d)
................ GBP 330 $ 428,139
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.55%),
7.01%, 03/22/57
(d)
................ 191 247,828
Ellington Financial Mortgage Trust
(b)(c)
Series 2024-INV2, Class A1, 5.03%, 10/25/69 USD 5,937 5,882,584
Series 2024-NQM1, Class A1A, 5.71%,
11/25/69 ...................... 894 896,392
Series 2025-INV1, Class A1, 5.63%, 03/25/70 5,583 5,591,013
Exmoor Funding plc
(a)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
6.36%, 03/25/94
(d)
................ GBP 110 143,695
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.80%),
7.26%, 03/25/94
(d)
................ 100 129,051
GCAT Trust
(b)
Series 2021-NQM3, Class B1, 3.47%,
05/25/66
(a)
..................... USD 328 244,308
Series 2022-NQM4, Class A1, 5.27%,
08/25/67
(c)
..................... 1,910 1,900,797
Series 2023-NQM4, Class A1, 4.25%,
05/25/67
(a)
..................... 1,235 1,155,339
GS Mortgage-Backed Securities Trust, Series
2022-NQM1, Class A4, 4.00%, 05/25/62
(a) (b)
. 125 114,439
HIG RCP LLC, Series 2023-FL1, Class A, (1-mo.
CME Term SOFR at 2.27% Floor + 2.27%),
6.59%, 09/19/38
(a) (b)
................. 74 73,581
Homes Trust
(b)
Series 2024-NQM2, Class A1, 5.72%,
10/25/69
(c)
..................... 955 957,455
Series 2025-AFC1, Class A1, 5.73%,
01/25/60
(c)
..................... 8,792 8,812,436
Series 2025-NQM1, Class M1, 6.52%,
01/25/70
(a)
..................... 3,600 3,613,297
Homeward Opportunities Fund I Trust
(a)(b)
Series 2020-2, Class A3, 3.20%, 05/25/65 .. 1,150 1,134,458
Series 2020-2, Class B1, 5.45%, 05/25/65 .. 150 151,448
Homeward Opportunities Fund Trust
(b)
Series 2022-1, Class A1, 5.08%, 07/25/67
(c)
. 2,699 2,682,655
Series 2022-1, Class M1, 5.03%, 07/25/67
(a)
671 652,441
Impac CMB Trust, Series 2007-A, Class A,
(1-mo. CME Term SOFR at 0.50% Floor and
11.50% Cap + 0.61%), 4.93%, 05/25/37
(a) (b)
. 440 419,083
J.P. Morgan Mortgage Trust
(a)(b)
Series 2021-INV5, Class A2A, 2.50%,
12/25/51 ...................... 16,659 13,673,577
Series 2021-INV7, Class A3A, 2.50%,
02/25/52 ...................... 8,492 7,586,011
Series 2021-INV7, Class A4A, 2.50%,
02/25/52 ...................... 4,034 2,758,727
Series 2021-INV7, Class A5A, 2.50%,
02/25/52 ...................... 1,904 1,544,658
Series 2025-VIS1, Class M1, 6.41%, 08/25/55 3,151 3,155,206
Jupiter Mortgage No. 1 plc, Series 1X, Class DR,
(Sterling Overnight Index Average at 0.00%
Floor + 3.00%), 7.50%, 07/20/55
(a) (d)
...... GBP 349 455,406
MFA Trust
(a)(b)
Series 2020-NQM1, Class A3, 3.30%,
08/25/49 ...................... USD 197 184,705
Series 2022-NQM1, Class M1, 4.26%,
12/25/66 ...................... 597 517,349

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Core Bond Portfolio
Schedules of Investments
23
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Miltonia Mortgage Finance SRL, Series 1, Class
B, (3-mo. EURIBOR at 0.00% Floor + 1.30%),
3.94%, 04/28/62
(a) (d)
................. EUR 351 $ 378,351
Morgan Stanley Residential Mortgage Loan
Trust
(a)(b)
Series 2014-1A, Class B3, 5.89%, 06/25/44 . USD 121 121,250
Series 2024-NQM3, Class A1, 5.04%,
07/25/69 ...................... 5,647 5,603,832
Series 2025-NQM1, Class A1, 5.74%,
11/25/69 ...................... 5,542 5,565,007
Series 2025-NQM1, Class M1, 6.50%,
11/25/69 ...................... 2,122 2,139,071
Mortgage Loan Resecuritization Trust, Series
2009-RS1, Class A85, 5.30%, 04/16/36
(a) (b)
.. 1,150 1,122,234
MortgageIT Trust, Series 2004-1, Class A1,
(1-mo. CME Term SOFR at 0.78% Floor and
11.50% Cap + 0.89%), 5.21%, 11/25/34
(a)
.. 175 167,954
Mortimer 2024-Mix plc
(a)
Series 2024-MIX, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.55%),
6.01%, 09/22/67
(d)
................ GBP 110 142,295
Series 2024-MIX, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.10%),
6.56%, 09/22/67
(d)
................ 100 129,346
New Residential Mortgage Loan Trust
(b)
Series 2019-2A, Class A1, 4.25%, 12/25/57
(a)
USD 138 134,585
Series 2025-NQM1, Class A1, 0.00%,
01/25/65
(c)
..................... 3,857 3,894,304
Series 2025-NQM1, Class M1, 6.47%,
01/25/65
(a)
..................... 1,671 1,691,470
NYMT Loan Trust, Series 2024-INV1, Class A1,
5.38%, 06/25/69
(a) (b)
................. 156 155,185
OBX Trust
(b)(c)
Series 2024-NQM14, Class A1, 4.94%,
09/25/64 ...................... 2,711 2,696,098
Series 2025-NQM3, Class A1, 5.65%,
12/01/64 ...................... 3,099 3,108,781
Pierpont BTL plc, Series 2024-1, Class D,
(Sterling Overnight Index Average at 0.00%
Floor + 2.20%), 6.66%, 09/21/61
(a) (d)
...... GBP 100 129,416
PRET Trust, Series 2025-RPL1, Class A1,
4.00%, 07/25/69
(b) (c)
................. USD 6,918 6,638,491
PRKCM Trust
(a)(b)
Series 2021-AFC2, Class A1, 2.07%, 11/25/56 239 208,577
Series 2022-AFC1, Class A1A, 4.10%,
04/25/57 ...................... 247 243,124
Series 2022-AFC2, Class A1, 5.33%,
08/25/57 ...................... 1,804 1,796,712
PRPM Trust
(b)
Series 2025-NQM1, Class A1, 5.80%,
11/25/69
(c)
..................... 4,882 4,896,537
Series 2025-NQM1, Class M1A, 6.64%,
11/25/69
(a)
..................... 1,878 1,905,813
RCKT Mortgage Trust, Series 2024-CES8, Class
A1A, 5.49%, 11/25/44
(b) (c)
............. 389 388,920
Residential Mortgage Loan Trust, Series 2020-2,
Class M1, 3.57%, 05/25/60
(a) (b)
.......... 1,680 1,579,658
SG Residential Mortgage Trust, Series 2022-2,
Class A1, 5.35%, 08/25/62
(b) (c)
.......... 406 404,722
Spruce Hill Mortgage Loan Trust, Series 2022-
SH1, Class A3, 4.10%, 07/25/57
(b) (c)
...... 179 162,349
Stratton Mortgage Funding plc, Series 2024-3,
Class C, (Sterling Overnight Index Average at
0.00% Floor + 1.50%), 5.96%, 06/25/49
(a) (d)
. GBP 100 128,936
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Structured Asset Securities Corp. Assistance
Loan Trust, Series 2003-AL1, Class A, 3.36%,
04/25/31
(b)
....................... USD 33 $ 32,816
Together Asset-Backed Securitisation plc
(a)
Series 2025-2ND1X, Class D, (Sterling
Overnight Index Average at 0.00% Floor +
1.95%), 6.42%, 09/12/56
(d)
.......... GBP 100 129,352
Series 2025-CRE1, Class B, (Sterling
Overnight Index Average at 0.00% Floor +
1.50%), 5.96%, 01/15/57
(d)
.......... 158 204,169
Series 2025-CRE1, Class C, (Sterling
Overnight Index Average at 0.00% Floor +
1.80%), 6.26%, 01/15/57
(d)
.......... 100 129,221
Tower Bridge Funding plc
(a)
Series 2024-3X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.40%),
5.86%, 12/20/66
(d)
................ 100 129,306
Series 2024-3X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
6.36%, 12/20/66
(d)
................ 100 129,605
Verus Securitization Trust
(b)
Series 2020-4, Class A3, 3.32%, 05/25/65
(c)
. USD 243 238,120
Series 2020-4, Class M1, 3.29%, 05/25/65
(a)
670 650,613
Series 2021-6, Class M1, 2.94%, 10/25/66
(a)
165 123,194
Series 2025-2, Class M1, 6.12%, 03/25/70
(a)
4,000 4,005,292
Visio Trust, Series 2020-1, Class M1, 4.45%,
08/25/55
(a) (b)
...................... 2,000 1,881,800
Vista Point Securitization Trust, Series 2020-2,
Class A3, 2.50%, 04/25/65
(a) (b)
.......... 309 299,190
Winchester 1 plc
(a)
Series 1, Class C, (Sterling Overnight Index
Average at 0.00% Floor + 1.55%), 6.05%,
10/21/56
(d)
..................... GBP 100 129,320
Series 1, Class D, (Sterling Overnight Index
Average at 0.00% Floor + 2.00%), 6.50%,
10/21/56
(d)
..................... 100 129,778
182,892,108
Commercial Mortgage-Backed Securities — 5.6%
1211 Avenue of the Americas Trust
(a)(b)
Series 2015-1211, Class C, 4.14%, 08/10/35 USD 100 94,000
Series 2015-1211, Class D, 4.14%, 08/10/35 1,131 1,063,140
280 Park Avenue Mortgage Trust
(a)(b)
Series 2017-280P, Class B, (1-mo. CME Term
SOFR at 1.33% Floor + 1.38%), 5.70%,
09/15/34 ...................... 204 198,390
Series 2017-280P, Class D, (1-mo. CME Term
SOFR at 1.79% Floor + 1.84%), 6.16%,
09/15/34 ...................... 640 617,600
Alen Mortgage Trust
(a)(b)
Series 2021-ACEN, Class A, (1-mo. CME
Term SOFR at 1.15% Floor + 1.26%),
5.58%, 04/15/34 ................. 231 218,295
Series 2021-ACEN, Class D, (1-mo. CME
Term SOFR at 3.10% Floor + 3.21%),
7.53%, 04/15/34 ................. 187 124,074
Arbor Multifamily Mortgage Securities Trust
(b)
Series 2020-MF1, Class D, 1.75%, 05/15/53 1,080 862,435
Series 2020-MF1, Class E, 1.75%, 05/15/53 600 460,616
Series 2021-MF3, Class A5, 2.57%, 10/15/54 137 119,326
AREIT LLC, Series 2022-CRE7, Class A, (1-mo.
CME Term SOFR at 2.24% Floor + 2.24%),
6.56%, 06/17/39
(a) (b)
................. 432 432,157
ARES Commercial Mortgage Trust, Series 2024-
IND, Class A, (1-mo. CME Term SOFR at
1.69% Floor + 1.69%), 6.01%, 07/15/41
(a) (b)
. 3,630 3,620,925

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Core Bond Portfolio
24
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
ARES1, Series 2024-IND2, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%), 5.76%,
10/15/34
(a) (b)
...................... USD 2,590 $ 2,583,525
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (1-mo. CME Term SOFR at 2.23%
Floor + 2.27%), 6.59%, 04/15/35
(a) (b)
...... 174 172,260
Atrium Hotel Portfolio Trust
(a)(b)
Series 2017-ATRM, Class D, (1-mo. CME
Term SOFR at 1.95% Floor + 2.25%),
6.57%, 12/15/36 ................. 2,736 2,589,623
Series 2024-ATRM, Class A, 5.05%, 11/10/29 1,420 1,418,618
BAMLL Trust, Series 2024-BHP, Class A, (1-mo.
CME Term SOFR at 2.35% Floor + 2.35%),
6.67%, 08/15/39
(a) (b)
................. 1,190 1,191,540
BANK5, Series 2024-5YR11, Class A3, 5.89%,
11/15/57 ......................... 499 519,319
BANK5 Trust, Series 2024-5YR6, Class A3,
6.23%, 05/15/57 ................... 840 879,671
Bayview Commercial Asset Trust
(a)(b)
Series 2005-3A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor and 10.80% Cap +
0.59%), 4.91%, 11/25/35 ............ 149 143,478
Series 2005-4A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.56%), 4.88%,
01/25/36 ...................... 1,018 975,615
Series 2006-4A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.46%), 4.78%,
12/25/36 ...................... 219 211,390
BBCMS Mortgage Trust
Series 2017-C1, Class B, 4.09%, 02/15/50 .. 2,000 1,837,824
Series 2018-TALL, Class A, (1-mo. CME Term
SOFR at 0.87% Floor + 0.92%), 5.24%,
03/15/37
(a) (b)
.................... 594 562,870
Series 2018-TALL, Class B, (1-mo. CME Term
SOFR at 1.12% Floor + 1.17%), 5.49%,
03/15/37
(a) (b)
.................... 280 256,272
Series 2023-5C23, Class D, 7.45%,
12/15/56
(a) (b)
.................... 115 116,460
BBCMS Trust, Series 2015-SRCH, Class A1,
3.31%, 08/10/35
(b)
.................. 432 421,133
BFLD Commercial Mortgage Trust, Series 2024-
UNIV, Class A, (1-mo. CME Term SOFR at
1.49% Floor + 1.49%), 5.81%, 11/15/41
(a) (b)
. 730 729,087
BFLD Mortgage Trust, Series 2024-VICT, Class
A, (1-mo. CME Term SOFR at 1.89% Floor +
1.89%), 6.21%, 07/15/41
(a) (b)
........... 1,710 1,710,000
BLP Commercial Mortgage Trust
(a)(b)
Series 2023-IND, Class A, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 6.01%,
03/15/40 ...................... 709 704,798
Series 2024-IND2, Class A, (1-mo. CME Term
SOFR at 1.34% Floor + 1.34%), 5.66%,
03/15/41 ...................... 256 255,703
BMP, Series 2024-MF23, Class A, (1-mo. CME
Term SOFR at 1.37% Floor + 1.37%), 5.69%,
06/15/41
(a) (b)
...................... 1,088 1,086,640
BPR Commercial Mortgage Trust, Series 2024-
PARK, Class A, 4.87%, 11/05/39
(a) (b)
...... 370 370,700
BPR Mortgage Trust, Series 2023-STON, Class
A, 7.50%, 12/05/39
(b)
................ 1,152 1,201,682
BPR Trust, Series 2024-PMDW, Class A, 5.36%,
11/05/41
(a) (b)
...................... 120 120,814
BWAY Mortgage Trust
(b)
Series 2013-1515, Class A2, 3.45%, 03/10/33 273 258,004
Series 2013-1515, Class C, 3.45%, 03/10/33 2,810 2,551,205
Series 2013-1515, Class E, 3.72%, 03/10/33 100 88,422
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BX Commercial Mortgage Trust
(b)
Series 2020-VIV2, Class C, 3.54%, 03/09/44
(a)
USD 1,450 $ 1,312,495
Series 2020-VIV3, Class B, 3.54%, 03/09/44
(a)
902 831,142
Series 2020-VIV4, Class A, 2.84%, 03/09/44 2,452 2,217,002
Series 2021-VINO, Class D, (1-mo. CME Term
SOFR at 1.47% Floor + 1.47%), 5.79%,
05/15/38
(a)
..................... 2,520 2,510,550
Series 2021-VIV5, Class A, 2.84%, 03/09/44
(a)
914 814,310
Series 2022-CSMO, Class B, (1-mo. CME
Term SOFR at 3.14% Floor + 3.14%),
7.46%, 06/15/27
(a)
................ 775 775,727
Series 2023-VLT3, Class A, (1-mo. CME Term
SOFR at 1.94% Floor + 1.94%), 6.26%,
11/15/28
(a)
..................... 360 360,446
Series 2023-XL3, Class A, (1-mo. CME Term
SOFR at 1.76% Floor + 1.76%), 6.08%,
12/09/40
(a)
..................... 858 857,779
Series 2024-AIR2, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.81%,
10/15/41
(a)
..................... 2,060 2,060,000
Series 2024-AIRC, Class A, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 6.01%,
08/15/39
(a)
..................... 3,330 3,330,000
Series 2024-BRBK, Class A, (1-mo. CME
Term SOFR at 2.88% Floor + 2.88%),
7.20%, 10/15/41
(a)
................ 1,740 1,742,173
Series 2024-BRBK, Class B, (1-mo. CME
Term SOFR at 3.93% Floor + 3.93%),
8.24%, 10/15/41
(a)
................ 423 423,528
Series 2024-BRBK, Class D, (1-mo. CME
Term SOFR at 5.97% Floor + 5.97%),
10.29%, 10/15/41
(a)
............... 494 494,617
Series 2024-GPA3, Class A, (1-mo. CME
Term SOFR at 1.29% Floor + 1.29%),
5.61%, 12/15/39
(a)
................ 975 972,784
Series 2024-GPA3, Class B, (1-mo. CME
Term SOFR at 1.64% Floor + 1.64%),
5.96%, 12/15/39
(a)
................ 291 289,965
Series 2024-KING, Class A, (1-mo. CME Term
SOFR at 1.54% Floor + 1.54%), 5.86%,
05/15/34
(a)
..................... 859 856,549
Series 2024-MDHS, Class A, (1-mo. CME
Term SOFR at 1.64% Floor + 1.64%),
5.96%, 05/15/41
(a)
................ 3,485 3,483,210
Series 2024-MF, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.76%,
02/15/39
(a)
..................... 186 185,829
Series 2024-PALM, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.86%, 06/15/37
(a)
................. 2,654 2,644,182
Series 2024-PURE, Class A, (CAONREPO at
1.90% Floor + 1.90%), 4.66%, 11/15/41
(a)
CAD 268 183,484
Series 2024-XL5, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 5.71%,
03/15/41
(a)
..................... USD 86 86,600
BX Trust
(b)
Series 2019-OC11, Class A, 3.20%, 12/09/41 21 19,390
Series 2019-OC11, Class D, 3.94%,
12/09/41
(a)
..................... 1,832 1,679,616
Series 2021-ARIA, Class A, (1-mo. CME Term
SOFR at 0.90% Floor + 1.01%), 5.33%,
10/15/36
(a)
..................... 81 80,797
Series 2021-LBA, Class AJV, (1-mo. CME
Term SOFR at 0.80% Floor + 0.91%),
5.23%, 02/15/36
(a)
................ 519 518,534

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Core Bond Portfolio
Schedules of Investments
25
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2021-LBA, Class AV, (1-mo. CME Term
SOFR at 0.80% Floor + 0.91%), 5.23%,
02/15/36
(a)
..................... USD 192 $ 191,336
Series 2021-VIEW, Class D, (1-mo. CME
Term SOFR at 2.90% Floor + 3.01%),
7.33%, 06/15/36
(a)
................ 2,110 2,095,566
Series 2022-LBA6, Class A, (1-mo. CME Term
SOFR at 1.00% Floor + 1.00%), 5.32%,
01/15/39
(a)
..................... 252 251,370
Series 2022-LBA6, Class D, (1-mo. CME Term
SOFR at 2.00% Floor + 2.00%), 6.32%,
01/15/39
(a)
..................... 530 528,344
Series 2022-VAMF, Class A, (1-mo. CME
Term SOFR at 0.85% Floor + 0.85%),
5.17%, 01/15/39
(a)
................ 300 298,312
Series 2022-VAMF, Class B, (1-mo. CME
Term SOFR at 1.28% Floor + 1.28%),
5.60%, 01/15/39
(a)
................ 133 131,919
Series 2023-DELC, Class D, (1-mo. CME
Term SOFR at 4.39% Floor + 4.39%),
8.71%, 05/15/38
(a)
................ 100 100,000
Series 2024-CNYN, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%),
5.76%, 04/15/41
(a)
................ 986 988,320
Series 2024-CNYN, Class D, (1-mo. CME
Term SOFR at 2.69% Floor + 2.69%),
7.01%, 04/15/41
(a)
................ 380 379,426
Series 2024-PAT, Class A, (1-mo. CME Term
SOFR at 2.09% Floor + 2.09%), 6.41%,
03/15/41
(a)
..................... 750 749,063
Series 2024-PAT, Class C, (1-mo. CME Term
SOFR at 4.44% Floor + 4.44%), 8.76%,
03/15/41
(a)
..................... 1,603 1,598,301
Series 2024-PAT, Class D, (1-mo. CME Term
SOFR at 5.39% Floor + 5.39%), 9.71%,
03/15/41
(a)
..................... 769 764,330
Series 2024-VLT4, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.81%,
07/15/29
(a)
..................... 3,639 3,620,805
Series 2025-VLT6, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.76%,
03/15/42
(a)
..................... 5,633 5,604,835
BXP Trust
(a)(b)
Series 2017-CC, Class D, 3.55%, 08/13/37 . 210 187,574
Series 2017-GM, Class D, 3.42%, 06/13/39 . 140 132,228
Series 2021-601L, Class D, 2.78%, 01/15/44 758 580,512
Cali, Series 2024-SUN, Class A, (1-mo. CME
Term SOFR at 1.89% Floor + 1.89%), 6.21%,
07/15/41
(a) (b)
...................... 1,370 1,370,000
CAMB Commercial Mortgage Trust, Series 2019-
LIFE, Class D, (1-mo. CME Term SOFR at
1.75% Floor + 2.05%), 6.37%, 12/15/37
(a) (b)
. 815 812,973
Cassia SRL, Series 2022-1A, Class A, (3-mo.
EURIBOR at 2.50% Floor + 2.50%), 5.03%,
05/22/34
(a) (b)
...................... EUR 1,438 1,555,381
CD Mortgage Trust
Series 2017-CD3, Class A4, 3.63%, 02/10/50 USD 280 267,080
Series 2017-CD5, Class B, 3.96%, 08/15/50
(a)
446 422,145
Series 2017-CD6, Class B, 3.91%, 11/13/50
(a)
121 113,058
CENT Trust, Series 2023-CITY, Class A, (1-mo.
CME Term SOFR at 2.62% Floor + 2.62%),
6.94%, 09/15/38
(a) (b)
................. 1,922 1,925,831
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3, 3.87%, 01/10/48 . 110 109,085
Series 2017-C8, Class B, 4.20%, 06/15/50
(a)
667 630,288
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust, Series
2015-P1, Class D, 3.23%, 09/15/48
(b)
..... USD 199 $ 182,421
COAST Commercial Mortgage Trust
(a)(b)
Series 2023-2HTL, Class A, (1-mo. CME Term
SOFR at 2.59% Floor + 2.59%), 6.91%,
08/15/36 ...................... 1,081 1,079,172
Series 2023-2HTL, Class D, (1-mo. CME Term
SOFR at 4.44% Floor + 4.44%), 8.76%,
08/15/36 ...................... 935 927,881
Commercial Mortgage Trust
(a)
Series 2015-CR24, Class B, 4.35%, 08/10/48 1,232 1,206,590
Series 2015-LC19, Class B, 3.83%, 02/10/48 104 101,960
Series 2016-667M, Class D, 3.18%,
10/10/36
(b)
..................... 440 309,050
Series 2024-WCL1, Class A, (1-mo. CME
Term SOFR at 1.84% Floor + 1.84%),
6.16%, 06/15/41
(b)
................ 2,160 2,153,231
Series 2024-WCL1, Class B, (1-mo. CME
Term SOFR at 2.59% Floor + 2.59%),
6.91%, 06/15/41
(b)
................ 635 625,868
CONE Trust, Series 2024-DFW1, Class A, (1-mo.
CME Term SOFR at 1.64% Floor + 1.64%),
5.96%, 08/15/41
(a) (b)
................. 1,350 1,339,872
Credit Suisse Mortgage Capital Certificates,
Series 2020-NET, Class D, 3.72%,
08/15/37
(a) (b)
...................... 600 585,128
CSAIL Commercial Mortgage Trust
Series 2015-C4, Class D, 3.55%, 11/15/48
(a)
1,270 1,225,539
Series 2016-C5, Class B, 4.46%, 11/15/48
(a)
. 510 502,012
Series 2016-C5, Class C, 4.63%, 11/15/48
(a)
710 684,160
Series 2018-CX12, Class C, 4.72%,
08/15/51
(a)
..................... 268 246,675
Series 2019-C18, Class D, 2.50%, 12/15/52
(b)
2,849 2,314,605
CSMC Trust
(b)
Series 2017-CALI, Class C, 3.78%, 11/10/32
(a)
370 123,025
Series 2017-PFHP, Class A, (1-mo. CME Term
SOFR at 0.95% Floor + 1.00%), 5.32%,
12/15/30
(a)
..................... 530 526,422
Series 2017-TIME, Class A, 3.65%, 11/13/39 230 205,212
Series 2021-BHAR, Class B, (1-mo. CME
Term SOFR at 1.50% Floor + 1.61%),
5.93%, 11/15/38
(a)
................ 465 462,329
CSTL Commercial Mortgage Trust, Series 2024-
GATE, Class A, 4.76%, 11/10/41
(a) (b)
...... 1,660 1,628,873
DBGS, Series 2024-SBL, Class A, (1-mo. CME
Term SOFR at 1.88% Floor + 1.88%), 6.20%,
08/15/34
(a) (b)
...................... 2,630 2,631,644
DBGS Mortgage Trust, Series 2018-5BP, Class
B, (1-mo. CME Term SOFR at 0.83% Floor +
1.08%), 5.40%, 06/15/33
(a) (b)
........... 610 557,237
DBJPM Mortgage Trust, Series 2016-C1, Class
A4, 3.28%, 05/10/49 ................ 240 235,314
DBWF Mortgage Trust, Series 2024-LCRS, Class
A, (1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 6.06%, 04/15/37
(a) (b)
........... 139 138,696
DC Trust, Series 2024-HLTN, Class A, 5.73%,
04/13/40
(a) (b)
...................... 170 172,238
DK Trust, Series 2024-SPBX, Class A, (1-mo.
CME Term SOFR at 1.50% Floor + 1.50%),
5.82%, 03/15/34
(a) (b)
................. 970 969,394
ELM Trust
(a)(b)
Series 2024-ELM, Class A10, 5.41%,
06/10/39 ...................... 960 972,309
Series 2024-ELM, Class A15, 5.41%,
06/10/39 ...................... 960 972,308

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Core Bond Portfolio
26
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
EQT Trust, Series 2024-EXTR, Class A, 5.33%,
07/05/41
(a) (b)
...................... USD 3,470 $ 3,488,526
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class B, (1-mo. CME Term
SOFR at 1.38% Floor + 1.49%), 5.81%,
07/15/38 ...................... 2,243 2,240,525
Series 2021-ESH, Class D, (1-mo. CME Term
SOFR at 2.25% Floor + 2.36%), 6.68%,
07/15/38 ...................... 1,142 1,140,160
Fashion Show Mall LLC, Series 2024-SHOW,
Class A, 4.76%, 10/10/41
(a) (b)
........... 520 519,898
Great Wolf Trust
(a)(b)
Series 2024-WLF2, Class A, (1-mo. CME
Term SOFR + 1.69%), 6.01%, 05/15/41 .. 3,764 3,762,824
Series 2024-WOLF, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.86%, 03/15/39 ................. 624 624,391
GS Mortgage Securities Corp. Trust
Series 2015-GC32, Class C, 4.45%,
07/10/48
(a)
..................... 316 306,430
Series 2017-GPTX, Class A, 2.86%,
05/10/34
(b)
..................... 484 418,925
Series 2021-DM, Class A, (1-mo. CME Term
SOFR at 0.89% Floor + 1.00%), 5.32%,
11/15/36
(a) (b)
.................... 609 603,089
Series 2022-ECI, Class A, (1-mo. CME Term
SOFR at 2.20% Floor + 2.19%), 6.51%,
08/15/39
(a) (b)
.................... 980 980,000
Series 2023-FUN, Class A, (1-mo. CME Term
SOFR at 2.09% Floor + 2.09%), 6.41%,
03/15/28
(a) (b)
.................... 3,235 3,235,000
GS Mortgage Securities Trust, Series 2019-
GSA1, Class C, 3.80%, 11/10/52
(a)
....... 60 53,854
HIH Trust
(a)(b)
Series 2024-61P, Class A, (1-mo. CME Term
SOFR at 1.84% Floor + 1.84%), 6.16%,
10/15/41 ...................... 670 672,933
Series 2024-61P, Class D, (1-mo. CME Term
SOFR at 3.64% Floor + 3.64%), 7.96%,
10/15/41 ...................... 250 250,547
HILT Commercial Mortgage Trust
(a)(b)
Series 2024-ORL, Class A, (1-mo. CME Term
SOFR at 1.54% Floor + 1.54%), 5.86%,
05/15/37 ...................... 1,535 1,534,040
Series 2024-ORL, Class D, (1-mo. CME Term
SOFR at 3.19% Floor + 3.19%), 7.51%,
05/15/37 ...................... 1,180 1,174,100
HLTN Commercial Mortgage Trust, Series 2024-
DPLO, Class A, (1-mo. CME Term SOFR at
1.64% Floor + 1.64%), 5.96%, 06/15/41
(a) (b)
. 640 640,000
HMH Trust, Series 2017-NSS, Class A, 3.06%,
07/05/31
(b)
....................... 1,150 901,563
Houston Galleria Mall Trust, Series 2025-HGLR,
Class A, 5.46%, 02/05/45
(a) (b)
........... 100 101,291
HTL Commercial Mortgage Trust, Series 2024-
T53, Class A, 5.88%, 05/10/39
(a) (b)
....... 370 372,524
Hudson Yards Mortgage Trust, Series 2025-
SPRL, Class A, 5.47%, 01/13/40
(a) (b)
...... 163 165,832
ILPT Commercial Mortgage Trust, Series 2022-
LPF2, Class A, (1-mo. CME Term SOFR at
2.25% Floor + 2.25%), 6.56%, 10/15/39
(a) (b)
. 1,607 1,608,286
INV Mortgage Trust, Series 2024-IND, Class A,
(1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 6.06%, 11/15/41
(a) (b)
........... 960 957,600
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(b)
Series 2016-NINE, Class B, 2.85%,
09/06/38
(a)
..................... USD 644 $ 620,133
Series 2018-AON, Class A, 4.13%, 07/05/31 413 383,058
Series 2018-PHH, Class A, (1-mo. CME Term
SOFR at 2.41% Floor + 1.26%), 5.58%,
06/15/35
(a)
..................... 899 786,430
Series 2020-609M, Class D, (1-mo. CME
Term SOFR at 2.77% Floor + 3.13%),
7.45%, 10/15/33
(a)
................ 1,300 1,288,194
Series 2021-MHC, Class A, (1-mo. CME Term
SOFR at 0.80% Floor + 1.16%), 5.48%,
04/15/38
(a)
..................... 87 86,768
Series 2021-MHC, Class D, (1-mo. CME Term
SOFR at 1.70% Floor + 2.06%), 6.38%,
04/15/38
(a)
..................... 1,550 1,546,125
Series 2022-OPO, Class D, 3.45%, 01/05/39
(a)
564 474,200
Series 2024-IGLG, Class A, 5.17%, 11/09/39
(a)
1,600 1,606,975
Series 2024-IGLG, Class D, 6.48%,
11/09/39
(a)
..................... 450 449,344
Series 2024-OMNI, Class A, 5.80%,
10/05/39
(a)
..................... 2,330 2,363,784
Series 2025-BHR5, Class A, (1-mo. CME
Term SOFR at 1.69% Floor + 1.69%),
5.99%, 03/15/40
(a)
................ 2,031 2,015,767
JPMBB Commercial Mortgage Securities
Trust, Series 2015-C33, Class D1, 4.13%,
12/15/48
(a) (b)
...................... 233 211,924
JPMCC Commercial Mortgage Securities
Trust, Series 2019-COR5, Class A3, 3.12%,
06/13/52 ........................ 390 367,250
JPMDB Commercial Mortgage Securities Trust,
Series 2018-C8, Class AS, 4.42%, 06/15/51 . 40 38,887
JW Commercial Mortgage Trust
(a)(b)
Series 2024-MRCO, Class A, (1-mo. CME
Term SOFR at 1.62% Floor + 1.62%),
5.94%, 06/15/39 ................. 1,451 1,450,093
Series 2024-MRCO, Class D, (1-mo. CME
Term SOFR at 3.19% Floor + 3.19%),
7.51%, 06/15/39 ................. 428 429,255
KSL Commercial Mortgage Trust, Series 2024-
HT2, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 5.86%, 12/15/39
(a) (b)
. 1,562 1,560,046
Last Mile Securities PE DAC, Series 2021-1X,
Class D, (3-mo. EURIBOR at 2.35% Floor +
2.35%), 4.91%, 08/17/31
(a) (d)
........... EUR 873 942,024
LBA Trust
(a)(b)
Series 2024-7IND, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.76%,
10/15/41 ...................... USD 650 648,781
Series 2024-7IND, Class D, (1-mo. CME Term
SOFR at 2.64% Floor + 2.64%), 6.96%,
10/15/41 ...................... 166 165,585
Series 2024-BOLT, Class A, (1-mo. CME Term
SOFR at 1.59% Floor + 1.59%), 5.91%,
06/15/39 ...................... 2,540 2,533,650
LoanCore LLC, Series 2025-CRE8, Class A,
(1-mo. CME Term SOFR at 1.39% Floor +
1.39%), 5.70%, 08/17/42
(a) (b)
........... 313 312,182
LUX Trust, Series 2023-LION, Class A, (1-mo.
CME Term SOFR at 2.69% Floor + 2.69%),
7.01%, 08/15/40
(a) (b)
................. 462 466,365

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Core Bond Portfolio
Schedules of Investments
27
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
MCR Mortgage Trust
(b)
Series 2024-HF1, Class A, (1-mo. CME Term
SOFR at 1.79% Floor + 1.79%), 6.11%,
12/15/41
(a)
..................... USD 616 $ 617,541
Series 2024-HTL, Class A, (1-mo. CME Term
SOFR at 1.76% Floor + 1.76%), 6.08%,
02/15/37
(a)
..................... 81 80,594
Series 2024-TWA, Class A, 5.92%, 06/12/39 710 718,040
MHC Commercial Mortgage Trust, Series 2021-
MHC, Class A, (1-mo. CME Term SOFR at
0.80% Floor + 0.92%), 5.23%, 04/15/38
(a) (b)
. 35 34,650
MIRA Trust, Series 2023-MILE, Class A, 6.75%,
06/10/38
(b)
....................... 694 724,989
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C25, Class B, 4.54%,
10/15/48
(a)
....................... 620 601,342
Morgan Stanley Capital I Trust
Series 2017-H1, Class B, 4.08%, 06/15/50 .. 3,302 3,138,286
Series 2018-MP, Class A, 4.28%, 07/11/40
(a) (b)
3,761 3,488,196
Series 2019-H6, Class D, 3.00%, 06/15/52
(b)
137 106,714
Series 2024-NSTB, Class A, 3.90%,
09/24/57
(a) (b)
.................... 3,201 3,092,974
Natixis Commercial Mortgage Securities Trust
(b)
Series 2018-SOX, Class A, 4.40%, 06/17/38 886 864,799
Series 2019-LVL, Class D, 4.44%, 08/15/38 . 310 277,204
NJ Trust, Series 2023-GSP, Class A, 6.48%,
01/06/29
(a) (b)
...................... 490 513,575
NY Commercial Mortgage Trust, Series 2025-
299P, Class B, 5.53%, 02/10/47
(a) (b)
....... 176 179,412
NYC Trust, Series 2024-3ELV, Class A, (1-mo.
CME Term SOFR at 1.99% Floor + 1.99%),
6.31%, 08/15/29
(a) (b)
................. 1,256 1,260,826
One Bryant Park Trust, Series 2019-OBP, Class
A, 2.52%, 09/15/54
(b)
................ 324 289,271
One New York Plaza Trust, Series 2020-1NYP,
Class A, (1-mo. CME Term SOFR at 0.95%
Floor + 1.06%), 5.38%, 01/15/36
(a) (b)
...... 370 354,476
OPEN Trust, Series 2023-AIR, Class A, (1-mo.
CME Term SOFR at 3.09% Floor + 3.09%),
7.41%, 11/15/40
(a) (b)
................. 1,347 1,351,331
ORL Trust, Series 2024-GLKS, Class A, (1-mo.
CME Term SOFR at 1.49% Floor + 1.49%),
5.81%, 12/15/39
(a) (b)
................. 810 809,494
PGA Trust, Series 2024-RSR2, Class A, (1-mo.
CME Term SOFR at 1.89% Floor + 1.89%),
6.21%, 06/15/39
(a) (b)
................. 508 506,729
PRM5 Trust, Series 2025-PRM5, Class D,
5.25%, 03/10/33
(a) (b)
................. 383 377,009
RIAL Issuer Ltd., Series 2022-FL8, Class A,
(1-mo. CME Term SOFR at 2.25% Floor +
2.25%), 6.57%, 01/19/37
(a) (b)
........... 1,742 1,731,639
ROCK Trust, Series 2024-CNTR, Class A,
5.39%, 11/13/41
(b)
.................. 271 273,068
SCG Commercial Mortgage Trust, Series 2025-
DLFN, Class D, (1-mo. CME Term SOFR at
2.15% Floor + 2.15%), 6.46%, 03/15/35
(a) (b)
. 101 100,368
SELF Commercial Mortgage Trust, Series 2024-
STRG, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 5.86%, 11/15/34
(a) (b)
. 650 650,599
SG Commercial Mortgage Securities Trust,
Series 2019-PREZ, Class D, 3.48%,
09/15/39
(a) (b)
...................... 460 394,222
SHER Trust, Series 2024-DAL, Class A, (1-mo.
CME Term SOFR at 1.64% Floor + 1.64%),
5.96%, 04/15/37
(a) (b)
................. 600 598,687
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
SHR Trust
(a)(b)
Series 2024-LXRY, Class A, (1-mo. CME Term
SOFR at 1.95% Floor + 1.95%), 6.27%,
10/15/41 ...................... USD 1,888 $ 1,887,999
Series 2024-LXRY, Class D, (1-mo. CME
Term SOFR at 3.60% Floor + 3.60%),
7.92%, 10/15/41 ................. 761 761,000
SLG Office Trust, Series 2021-OVA, Class A,
2.59%, 07/15/41
(b)
.................. 3,510 3,015,005
Taurus UK DAC
(a)
Series 2021-UK4A, Class D, (Sterling
Overnight Index Average at 2.10% Floor +
2.10%), 6.58%, 08/17/31
(b)
.......... GBP 499 640,221
Series 2025-UK2X, Class B, (Sterling
Overnight Index Average at 0.00% Floor +
2.00%), 6.46%, 02/18/35
(d)
.......... 367 474,246
Series 2025-UK2X, Class C, (Sterling
Overnight Index Average at 0.00% Floor +
2.50%), 6.96%, 02/18/35
(d)
.......... 454 586,668
Series 2025-UK2X, Class D, (Sterling
Overnight Index Average at 0.00% Floor +
3.20%), 7.66%, 02/18/35
(d)
.......... 976 1,261,197
TCO Commercial Mortgage Trust, Series 2024-
DPM, Class D, (1-mo. CME Term SOFR at
2.74% Floor + 2.74%), 7.06%, 12/15/39
(a) (b)
. USD 203 202,671
THPT Mortgage Trust, Series 2023-THL, Class A,
6.99%, 12/10/34
(a) (b)
................. 300 306,069
Thunder Logistics DAC
(a)
Series 2024-1X, Class B, (3-mo. EURIBOR at
0.00% Floor + 2.05%), 4.61%, 11/17/36
(d)
EUR 103 111,644
Series 2024-1X, Class C, (3-mo. EURIBOR at
0.00% Floor + 2.55%), 5.11%, 11/17/36
(d)
79 85,897
TYSN Mortgage Trust, Series 2023-CRNR, Class
A, 6.58%, 12/10/33
(a) (b)
............... USD 460 482,756
UBS Commercial Mortgage Trust, Series 2018-
C12, Class B, 4.79%, 08/15/51
(a)
........ 1,160 1,076,150
UK Logistics DAC
(a)
Series 2024-1X, Class A, (Sterling Overnight
Index Average at 1.65% Floor + 1.65%),
6.13%, 05/17/34
(d)
................ GBP 230 297,700
Series 2024-2X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 2.10%),
6.63%, 02/17/35
(d)
................ 117 151,965
Series 2024-2X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 3.10%),
7.63%, 02/17/35
(d)
................ 269 349,785
VEGAS
(a)(b)
Series 2024-GCS, Class C, 6.22%, 07/10/36 USD 1,440 1,406,491
Series 2024-GCS, Class D, 6.22%, 07/10/36 3,250 3,039,321
VEGAS Trust, Series 2024-TI, Class A, 5.52%,
11/10/39
(b)
....................... 490 493,299
VNDO Trust, Series 2016-350P, Class D, 3.90%,
01/10/35
(a) (b)
...................... 710 685,479
Wells Fargo Commercial Mortgage Trust
Series 2016-C32, Class A3FL, (1-mo. CME
Term SOFR at 1.42% Floor + 1.53%),
5.85%, 01/15/59
(a)
................ 454 452,153
Series 2016-C34, Class A3FL, (1-mo. CME
Term SOFR at 1.12% Floor + 1.15%),
5.47%, 06/15/49
(a) (b)
............... 390 386,242
Series 2018-1745, Class A, 3.75%,
06/15/36
(a) (b)
.................... 110 100,760
Series 2018-C46, Class B, 4.63%, 08/15/51 . 429 403,402
Series 2019-C49, Class B, 4.55%, 03/15/52 . 1,688 1,610,259
Series 2019-C49, Class D, 3.00%, 03/15/52
(b)
103 86,580
Series 2019-C50, Class B, 4.19%, 05/15/52 . 2,639 2,424,473

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Core Bond Portfolio
28
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2021-FCMT, Class D, (1-mo. CME
Term SOFR at 3.50% Floor + 3.61%),
7.93%, 05/15/31
(a) (b)
............... USD 1,890 $ 1,868,969
Series 2024-1CHI, Class A, 4.95%,
07/15/35
(a) (b)
.................... 577 579,375
Series 2024-5C2, Class A3, 5.92%, 11/15/57
(a)
350 364,455
Series 2024-BPRC, Class B, 6.22%,
07/15/43
(b)
..................... 1,759 1,807,239
Series 2024-BPRC, Class C, 6.43%,
07/15/43
(b)
..................... 1,120 1,126,304
Series 2024-BPRC, Class D, 7.08%,
07/15/43
(b)
..................... 480 482,442
Series 2025-5C3, Class A3, 6.10%, 01/15/58 190 199,186
WEST Trust, Series 2025-ROSE, Class A,
5.45%, 04/10/30
(a) (b)
................. 438 439,934
WMRK Commercial Mortgage Trust
(a)(b)
Series 2022-WMRK, Class A, (1-mo. CME
Term SOFR at 2.79% Floor + 2.79%),
7.11%, 11/15/27 ................. 1,218 1,215,716
Series 2022-WMRK, Class B, (1-mo. CME
Term SOFR at 3.44% Floor + 3.44%),
7.76%, 11/15/27 ................. 1,015 1,013,097
209,496,909
Interest Only Commercial Mortgage-Backed Securities — 0.2%
245 Park Avenue Trust, Series 2017-245P, Class
XA, 0.15%, 06/05/37
(a) (b)
.............. 11,000 38,837
BANK
(a)
Series 2019-BN20, Class XB, 0.36%,
09/15/62 ...................... 8,371 125,883
Series 2021-BN33, Class XA, 1.05%,
05/15/64 ...................... 12,176 531,866
Series 2021-BN33, Class XB, 0.48%,
05/15/64 ...................... 81,230 2,116,744
Bank of America Merrill Lynch Commercial
Mortgage Trust, Series 2017-BNK3, Class XB,
0.58%, 02/15/50
(a)
.................. 4,185 40,195
BBCMS Trust, Series 2015-SRCH, Class XA,
0.85%, 08/10/35
(a) (b)
................. 6,283 96,176
Benchmark Mortgage Trust
(a)
Series 2019-B9, Class XA, 1.01%, 03/15/52 . 2,844 91,170
Series 2020-B17, Class XB, 0.51%, 03/15/53 1,560 30,124
Series 2021-B23, Class XA, 1.26%, 02/15/54 5,708 298,977
Series 2021-B24, Class XA, 1.14%, 03/15/54 19,260 856,081
BMO Mortgage Trust, Series 2023-C5, Class XA,
0.72%, 06/15/56
(a)
.................. 5,783 275,799
CFCRE Commercial Mortgage Trust, Series
2016-C4, Class XB, 0.70%, 05/10/58
(a)
.... 2,030 11,841
Citigroup Commercial Mortgage Trust, Series
2020-420K, Class X, 0.80%, 11/10/42
(a) (b)
... 10,100 390,691
Commercial Mortgage Trust, Series 2018-COR3,
Class XD, 1.75%, 05/10/51
(a) (b)
.......... 770 35,239
CSAIL Commercial Mortgage Trust
(a)
Series 2017-CX10, Class XB, 0.23%,
11/15/50 ...................... 3,170 20,958
Series 2019-C16, Class XA, 1.54%, 06/15/52 6,528 338,890
Series 2019-C17, Class XA, 1.32%, 09/15/52 1,891 83,392
Series 2019-C17, Class XB, 0.53%, 09/15/52 4,040 82,783
DBGS Mortgage Trust, Series 2019-1735, Class
X, 0.29%, 04/10/37
(a) (b)
............... 5,975 66,413
DBJPM Mortgage Trust, Series 2017-C6, Class
XD, 1.00%, 06/10/50
(a) (b)
.............. 3,040 56,287
ELM Trust
(a)(b)
Series 2024-ELM, Class XP10, 0.22%,
06/10/39 ...................... 10,185 27,209
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2024-ELM, Class XP15, 1.46%,
06/10/39 ...................... USD 9,225 $ 163,563
GS Mortgage Securities Trust
(a)
Series 2019-GSA1, Class XA, 0.80%,
11/10/52 ...................... 5,127 155,357
Series 2020-GSA2, Class XA, 1.69%,
12/12/53
(b)
..................... 3,866 273,361
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(a)
Series 2013-LC11, Class XB, 0.63%, 04/15/46 3,109 8,920
Series 2016-JP3, Class XC, 0.75%,
08/15/49
(b)
..................... 4,330 36,370
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C22, Class XA, 0.40%,
09/15/47
(a)
....................... 64 1
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(a) (b)
...................... 1,800 17,396
Ladder Capital Commercial Mortgage Mortgage
Trust, Series 2013-GCP, Class XA, 1.14%,
02/15/36
(a) (b)
...................... 2,664 72,113
MCR Mortgage Trust, Series 2024-TWA, Class
XA, 0.92%, 06/12/39
(b)
............... 3,312 48,076
Morgan Stanley Capital I Trust
(a)
Series 2017-H1, Class XD, 2.14%, 06/15/50
(b)
3,030 124,361
Series 2019-H6, Class XB, 0.71%, 06/15/52 . 5,210 134,514
Series 2019-L2, Class XA, 1.00%, 03/15/52 . 1,862 59,836
MSWF Commercial Mortgage Trust, Series 2023-
2, Class XA, 0.91%, 12/15/56
(a)
......... 11,497 694,585
Olympic Tower Mortgage Trust, Series 2017-OT,
Class XA, 0.38%, 05/10/39
(a) (b)
.......... 10,700 71,346
One Market Plaza Trust
(a)(b)
Series 2017-1MKT, Class XCP, 0.00%,
02/10/32 ...................... 14,166 44,197
Series 2017-1MKT, Class XNCP, 0.09%,
02/10/32 ...................... 2,833 7,411
UBS Commercial Mortgage Trust
(a)
Series 2019-C17, Class XA, 1.44%, 10/15/52 6,327 324,677
Series 2019-C18, Class XA, 0.99%, 12/15/52 6,774 223,518
Wells Fargo Commercial Mortgage Trust
(a)
Series 2016-BNK1, Class XD, 1.24%,
08/15/49
(b)
..................... 1,180 16,190
Series 2019-C50, Class XA, 1.39%, 05/15/52 11,377 485,211
Series 2024-BPRC, Class X, 0.09%,
07/15/43
(b)
..................... 13,882 129,144
8,705,702
Total Non-Agency Mortgage-Backed Securities — 10 .6%
(Cost: $ 412,543,956 ) .............................. 401,094,719
Beneficial Interest
(000)
Other Interests
(i)
Capital Markets — 0.0%
(e)(j)(k)
Lehman Brothers Holdings, Inc. ........... 14,400 2
Lehman Brothers Holdings, Inc., Capital Trust VII 1,630 —
Total Other Interests — 0.0%
(Cost: $ — ) ..................................... 2

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Core Bond Portfolio
Schedules of Investments
29
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.0%
Federal National Mortgage Association ,
6.63% , 11/15/30 ................... USD 1,500 $ 1,690,811
Collateralized Mortgage Obligations — 2.0%
Federal Home Loan Mortgage Corp. , Series
2996 , Class MK , 5.50% , 06/15/35 ........ 1 1,391
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)
Series 5513 , Class FD , (SOFR 30 day
Average at 1.35% Floor and 6.50% Cap +
1.35%), 5.69% , 01/25/55 ........... 11,672 11,718,436
Series 5515 , Class FM , (SOFR 30 day
Average at 1.35% Floor and 6.50% Cap +
1.35%), 5.69% , 03/25/55 ........... 1,764 1,770,764
Series 5516 , Class FC , (SOFR 30 day
Average at 1.40% Floor and 6.50% Cap +
1.40%), 5.74% , 03/25/55 ........... 27,754 27,852,955
Series 5518 , Class FC , (SOFR 30 day
Average at 1.32% Floor and 6.50% Cap +
1.32%), 5.66% , 03/25/55 ........... 11,279 11,309,331
Federal National Mortgage Association , Series
2005-29 , Class WB , 4.75% , 04/25/35 ..... 5 4,746
Federal National Mortgage Association Variable
Rate Notes
(a)
Series 2025-9 , Class FG , (SOFR 30 day
Average at 1.35% Floor and 6.50% Cap +
1.35%), 5.69% , 03/25/55 ........... 3,776 3,791,509
Series 2025-12 , Class GF , (SOFR 30 day
Average at 1.35% Floor and 6.50% Cap +
1.35%), 5.69% , 03/25/55 ........... 3,676 3,691,110
Series 2025-13 , Class FB , (SOFR 30 day
Average at 1.30% Floor and 6.50% Cap +
1.30%), 5.64% , 03/25/55 ........... 12,452 12,476,889
Series 2025-21 , Class FB , (SOFR 30 day
Average at 1.30% Floor and 6.50% Cap +
1.30%), 5.64% , 07/25/53 ........... 3,031 3,038,561
75,655,692
Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates , Series
KJ48 , Class A2 , 5.03% , 10/25/31 ........ 476 484,698
Federal Home Loan Mortgage Corp. Variable
Rate Notes , Series 2018-K80 , Class B ,
4.24% , 08/25/50
(a) (b)
................. 235 228,506
Federal National Mortgage Association ACES
Variable Rate Notes , Series 2006-M2 , Class
A2A , 5.27% , 10/25/32
(a)
.............. 591 592,613
Federal National Mortgage Association Variable
Rate Notes , Series 2024-P015 , Class A1 ,
4.02% , 11/25/32
(a)
.................. 419 407,744
Government National Mortgage Association
Variable Rate Notes
(a)
Series 2023-50 , Class AC , 3.25% , 09/16/63 . 229 207,611
Series 2023-118 , Class BA , 3.75% , 05/16/65 283 259,635
2,180,807
Interest Only Collateralized Mortgage Obligations — 0.1%
Government National Mortgage Association
Series 2021-58 , Class IY , 3.00% , 02/20/51 .. 2,272 392,185
Series 2021-78 , Class IP , 3.00% , 05/20/51 .. 2,379 401,107
Series 2021-83 , Class PI , 3.00% , 05/20/51 . 1,802 306,222
Series 2021-97 , Class LI , 3.00% , 08/20/50 .. 2,668 457,088
Series 2022-78 , Class D , 3.00% , 08/20/51 .. 1,543 260,976
Series 2022-85 , Class IK , 3.00% , 05/20/51 . 1,507 258,851
2,076,429
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates Variable
Rate Notes
Series K120 , Class X1 , 1.03% , 10/25/30 ... USD 40,581 $ 1,836,641
Series K121 , Class X1 , 1.02% , 10/25/30 ... 3,024 134,907
Series KL05 , Class X1P , 0.89% , 06/25/29 .. 13,486 455,168
Series KL06 , Class XFX , 1.36% , 12/25/29 .. 1,473 61,154
Series KW09 , Class X1 , 0.79% , 05/25/29 .. 9,133 217,929
Government National Mortgage Association
Variable Rate Notes
Series 2013-30 , 0.53% , 09/16/53 ........ 560 8,110
Series 2016-96 , 0.77% , 12/16/57 ........ 724 27,526
2,741,435
Mortgage-Backed Securities — 37.7%
Federal Home Loan Mortgage Corp.
2.50% , 01/01/29 - 04/01/31 ............ 1,762 1,696,805
3.00% , 09/01/27 - 12/01/46 ............ 2,493 2,339,470
3.50% , 04/01/42 - 01/01/48 ............ 3,207 2,980,494
4.00% , 08/01/40 - 12/01/45 ............ 1,204 1,156,423
4.50% , 02/01/39 - 04/01/49 ............ 10,156 9,929,397
5.00% , 07/01/35 - 11/01/48 ............ 1,419 1,430,391
5.50% , 05/01/36 - 06/01/41 ............ 938 956,163
6.00% , 11/01/29 - 12/01/32 ............ 2 1,633
Federal National Mortgage Association
4.00% , 01/01/41 ................... 56 54,136
5.81% , 06/01/31 ................... 1,084 1,135,727
7.00% , 06/01/32 ................... 6 5,831
Government National Mortgage Association
2.00% , 08/20/50 - 02/20/51 ............ 24,276 19,863,978
2.00% , 04/15/55
(l)
.................. 18,324 14,983,583
2.50% , 04/20/51 - 01/20/53 ............ 27,958 23,860,907
2.50% , 04/15/55
(l)
.................. 15,292 13,041,661
3.00% , 12/20/44 - 01/20/52 ............ 19,739 17,500,518
3.00% , 04/15/55
(l)
.................. 11,598 10,271,486
3.50% , 01/15/42 - 04/20/48 ............ 6,864 6,407,039
3.50% , 04/15/55 - 05/15/55
(l)
........... 25,059 22,890,597
4.00% , 04/20/39 - 12/20/52 ............ 12,084 11,412,975
4.00% , 04/15/55
(l)
.................. 4,776 4,470,556
4.50% , 12/20/39 - 04/20/50 ............ 5,087 4,962,983
4.50% , 04/15/55
(l)
.................. 13,293 12,752,972
5.00% , 12/15/38 - 07/20/41 ............ 1,709 1,728,550
5.00% , 04/15/55
(l)
.................. 20,541 20,202,937
5.50% , 03/15/32 - 11/15/33 ............ 1 1,231
5.50% , 04/15/55
(l)
.................. 23,636 23,684,576
6.00% , 12/15/36 ................... 35 36,042
6.00% , 04/15/55
(l)
.................. 15,268 15,495,357
6.50% , 04/15/55
(l)
.................. 8,618 8,821,797
7.50% , 11/15/29 ................... —
(m)
203
Uniform Mortgage-Backed Securities
1.50% , 12/01/35 - 04/01/52 ............ 50,940 41,945,781
1.50% , 04/25/40
(l)
.................. 218 191,250
2.00% , 10/01/31 - 03/01/52 ............ 179,912 148,015,046
2.00% , 04/25/40 - 04/25/55
(l)
........... 17,527 14,238,323
2.00% , 01/01/51 - 05/01/51
(n)
........... 36,249 29,022,736
2.50% , 09/01/27 - 04/01/52 ............ 137,959 117,870,523
2.50% , 04/25/40 - 04/25/55
(l)
........... 11,576 9,722,480
3.00% , 04/01/28 - 08/01/52 ............ 69,491 62,116,845
3.00% , 04/25/40 - 04/25/55
(l)
........... 13,863 12,014,722
3.50% , 08/01/27 - 01/01/51 ............ 47,764 43,924,962
3.50% , 04/25/40 - 04/25/55
(l)
........... 6,037 5,446,100
4.00% , 08/01/33 - 06/01/52 ............ 38,961 37,015,877
4.00% , 04/25/40 - 04/25/55
(l)
........... 7,230 6,740,023
4.50% , 07/01/25 - 08/01/52 ............ 30,317 29,553,499
4.50% , 04/25/40 - 05/25/55
(l)
........... 70,910 67,998,473
5.00% , 03/01/30 - 11/01/53 ............ 32,429 32,017,005

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Core Bond Portfolio
30
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
5.00% , 04/25/55
(l)
.................. USD 52,765 $ 51,712,363
5.50% , 12/01/31 - 08/01/53 ............ 39,253 39,430,346
5.50% , 04/25/55
(l)
.................. 162,582 162,365,879
6.00% , 07/01/29 - 09/01/54 ............ 39,056 39,998,671
6.00% , 04/25/55 - 06/25/55
(l)
........... 157,888 160,342,707
6.50% , 05/01/40 - 07/01/54 ............ 22,849 23,679,756
6.50% , 04/25/55 - 06/25/55
(l)
........... 38,784 39,971,251
1,429,411,036
Total U.S. Government Sponsored Agency Securities — 40 .0%
(Cost: $ 1,577,399,398 ) ............................ 1,513,756,210
U.S. Treasury Obligations
U.S. Treasury Bonds
4.25% , 05/15/39 - 11/15/40 ............ 3,407 3,335,279
4.50% , 08/15/39 ................... 14,200 14,342,151
4.38% , 11/15/39 - 05/15/41 ............ 3,478 3,440,550
4.63% , 02/15/40 - 02/15/55 ............ 13,751 13,873,382
1.13% , 05/15/40 - 08/15/40 ............ 20,816 13,108,388
3.88% , 08/15/40 - 02/15/43 ............ 3,803 3,521,674
1.38% , 11/15/40 ................... 10,408 6,763,574
1.88% , 02/15/41 - 11/15/51 ............ 15,025 8,871,678
4.75% , 02/15/41 - 11/15/53 ............ 24,477 25,024,414
3.00% , 05/15/42 - 08/15/52 ............ 74,869 56,866,223
3.13% , 02/15/43 - 08/15/44 ............ 11,781 9,575,218
3.63% , 08/15/43 - 05/15/53 ............ 32,630 27,927,675
3.75% , 11/15/43 ................... 12,067 10,773,569
4.13% , 08/15/44 ................... 326 305,140
2.50% , 02/15/45
(n)
.................. 35,128 25,326,465
2.75% , 11/15/47
(n)
.................. 33,958 24,770,769
2.25% , 08/15/49 - 02/15/52 ............ 18,580 11,916,135
1.63% , 11/15/50 ................... 3,317 1,805,399
2.38% , 05/15/51 ................... 4,132 2,702,102
2.00% , 08/15/51 ................... 4,760 2,834,803
U.S. Treasury Notes
4.00% , 12/15/25 - 02/15/34 ............ 59,317 59,199,929
4.63% , 03/15/26 - 02/15/35 ............ 55,351 56,618,650
4.88% , 04/30/26 - 10/31/30 ............ 24,373 25,232,770
0.75% , 05/31/26 ................... 9,720 9,360,056
0.63% , 07/31/26 ................... 17,390 16,638,506
4.38% , 08/15/26 - 11/30/28 ............ 64,272 64,791,139
3.75% , 08/31/26 - 05/31/30 ............ 77,254 76,699,789
2.00% , 11/15/26 ................... 22,253 21,578,456
4.25% , 03/15/27 - 06/30/31 ............ 27,799 28,048,976
2.38% , 05/15/27 - 03/31/29 ............ 15,675 14,995,041
0.50% , 05/31/27 - 08/31/27 ............ 51,348 47,583,242
2.25% , 08/15/27 ................... 21,450 20,657,712
0.38% , 09/30/27 ................... 8,216 7,534,971
3.88% , 11/30/27 ................... 34,647 34,632,113
1.25% , 03/31/28 - 09/30/28 ............ 38,903 35,758,980
3.63% , 03/31/28 - 09/30/31 ............ 29,741 29,264,092
1.13% , 08/31/28 ................... 5,519 5,033,069
2.88% , 04/30/29 - 05/15/32 ............ 9,210 8,814,935
3.25% , 06/30/29 ................... 15,923 15,500,240
3.13% , 08/31/29 ................... 21,728 21,018,907
3.50% , 01/31/30 ................... 32,059 31,425,138
1.50% , 02/15/30 ................... 10,431 9,305,185
4.50% , 12/31/31 ................... 14,308 14,667,274
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
2.75% , 08/15/32 ................... USD 51,331 $ 46,931,956
Total U.S. Treasury Obligations — 25 .6%
(Cost: $ 1,036,344,937 ) ............................ 968,375,714
Total Long-Term Investments — 112.4%
(Cost: $ 4,415,439,384 ) ............................ 4,258,025,417
Shares
Shares
Short-Term Securities
Money Market Funds — 4.1%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.22%
(h) (o)
................... 154,595,133 154,595,133
Total Short-Term Securities — 4 .1%
(Cost: $ 154,595,133 ) .............................. 154,595,133
Total Options Purchased — 0.0%
( Cost: $ 4,396,414 ) ............................... 2,570,622
Total Investments Before Options Written and TBA Sale
Commitments — 116 .5%
(Cost: $ 4,574,430,931 ) ............................ 4,415,191,172
Total Options Written — (0.0) %
(Premium Received — $ (909,661) ) .................... (215,363)
Par (000)
Pa r (000)
TBA Sale Commitments
(l)
Mortgage-Backed Securities — ( 5 .0 ) %
Government National Mortgage Association
2.00% , 04/15/55 ................... (418) (341,800)
2.50% , 04/15/55 ................... (794) (677,157)
3.00% , 04/15/55 ................... (579) (512,777)
3.50% , 04/15/55 ................... (8,435) (7,717,406)
4.00% , 04/15/55 ................... (161) (150,703)
4.50% , 04/15/55 ................... (178) (170,769)
5.00% , 04/15/55 ................... (259) (254,737)
5.50% , 04/15/55 ................... (508) (509,044)
6.00% , 04/15/55 ................... (146) (148,174)
6.50% , 04/15/55 ................... (150) (153,547)
Uniform Mortgage-Backed Securities
2.00% , 04/25/40 - 04/25/55 ............ (17,014) (13,621,337)
2.50% , 04/25/40 - 04/25/55 ............ (2,299) (1,929,816)
3.00% , 04/25/40 - 04/25/55 ............ (1,900) (1,677,560)
3.50% , 04/25/40 - 04/25/55 ............ (1,588) (1,497,880)
4.00% , 04/25/40 - 04/25/55 ............ (475) (443,372)
4.50% , 04/25/40 - 06/25/55 ............ (96,364) (92,132,457)
5.00% , 04/25/55 ................... (696) (682,115)
6.50% , 04/25/55 - 06/25/55 ............ (59,602) (61,396,409)
6.00% , 06/25/55 ................... (7,100) (7,196,084)
Total TBA Sale Commitments — ( 5 .0 ) %
(Proceeds: $ (190,583,790) ) ......................... (191,213,144)
Total Investments Net of Options Written and TBA Sale
Commitments — 111 .5%
(Cost: $ 4,382,937,480 ) ............................ 4,223,762,665
Liabilities in Excess of Other Assets — (11.5) % ............ (436,640,665)
Net Assets — 100.0% ...............................
$ 3,787,122,000

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Core Bond Portfolio
Schedules of Investments
31
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Perpetual security with no stated maturity date.
(g)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,588,586, representing 0.07% of its net assets as of period end, and an original cost of $2,582,131.
(h)
Affiliate of the Fund.
(i)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(j)
Issuer filed for bankruptcy and/or is in default.
(k)
Non-income producing security.
(l)
Represents or includes a TBA transaction.
(m)
Rounds to less than 1,000.
(n)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(o)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
09/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/25
Shares
Held at
03/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 165,029,233 $ — $ (10,434,100)
(a)
$ — $ — $ 154,595,133 154,595,133 $ 2,516,902 $ —
iShares AAA CLO Active ETF . — 5,188,000 — — (10,000) 5,178,000 100,000 121,833 1,838
$ — $ (10,000) $ 159,773,133 $ 2,638,735 $ 1,838
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Core Bond Portfolio
32
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury Long Bond ..................................................... 586 06/18/25 $ 68,983 $ 800,402
U.S. Treasury 2-Year Note .................................................... 2,791 06/30/25 578,413 623,334
U.S. Treasury 5-Year Note .................................................... 1,904 06/30/25 206,153 1,209,319
2,633,055
Short Contracts
Euro-Bobl ............................................................... 6 06/06/25 764 (600)
Euro-Bund .............................................................. 6 06/06/25 836 (9,663)
Euro-Buxl ............................................................... 86 06/06/25 11,090 425,722
U.S. Treasury 10-Year Note ................................................... 195 06/18/25 21,727 (175,824)
U.S. Treasury 10-Year Ultra Note ............................................... 899 06/18/25 102,865 (692,016)
U.S. Treasury Ultra Bond ..................................................... 37 06/18/25 4,548 (102,909)
Canada 10-Year Bond ....................................................... 148 06/19/25 12,768 (213)
(555,503)
$ 2,077,552
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 9,370,436 USD 1,620,000 Goldman Sachs International 04/02/25 $ 22,078
USD 598,641 IDR 9,786,582,733 Bank of America NA 04/08/25 10,820
PLN 4,284,001 USD 1,085,556 Morgan Stanley & Co. International plc 04/14/25 20,093
EUR 88,698 USD 90,951 Barclays Bank plc 04/16/25 5,030
INR 91,515,630 USD 1,060,000 HSBC Bank plc 04/24/25 8,745
TRY 22,288,000 USD 560,000 JPMorgan Chase Bank NA 04/24/25 9,683
USD 150,000 BRL 858,891 Royal Bank of Canada 04/24/25 101
USD 230,000 COP 963,927,700 HSBC Bank plc 04/24/25 182
USD 3,491,862 CZK 80,468,152 Morgan Stanley & Co. International plc 04/24/25 4,224
USD 2,284,604 EUR 2,107,541 UBS AG 04/24/25 3,027
USD 570,000 SGD 763,079 BNP Paribas SA 04/24/25 1,343
BRL 7,379,328 USD 1,280,000 Goldman Sachs International 05/05/25 5,276
USD 219,752 EUR 201,990 Deutsche Bank AG 05/07/25 923
USD 589,092 IDR 9,786,582,733 Bank of America NA 05/28/25 3,228
USD 429,383 MXN 8,708,004 Morgan Stanley & Co. International plc 06/06/25 7,612
BRL 37,470,692 USD 6,307,985 UBS AG 06/18/25 151,123
USD 48,726,175 EUR 44,594,226 Deutsche Bank AG 06/18/25 295,223
USD 14,982,232 GBP 11,562,900 Natwest Markets plc 06/18/25 46,942
USD 2,761,938 GBP 2,134,000 State Street Bank and Trust Co. 06/18/25 5,544
USD 5,492,220 JPY 804,263,000 Bank of New York Mellon 06/18/25 83,248
USD 4,317,761 JPY 634,779,000 Citibank NA 06/18/25 48,633
USD 585 JPY 86,000 Natwest Markets plc 06/18/25 7
EGP 25,227,400 USD 456,274 Citibank NA 06/23/25 23,420
756,505
USD 340,000 BRL 1,949,142 Barclays Bank plc 04/02/25 (1,568)
USD 1,280,000 BRL 7,338,240 Goldman Sachs International 04/02/25 (5,955)
IDR 9,786,582,733 USD 590,621 Bank of America NA 04/08/25 (2,800)
PLN 1,671,321 USD 432,831 Deutsche Bank AG 04/14/25 (1,483)
USD 3,784,601 COP 15,960,798,484 Citibank NA 04/14/25 (25,768)
USD 7,173,694 PLN 28,796,698 UBS AG 04/14/25 (258,388)
USD 59,270 EUR 54,836 Bank of America NA 04/16/25 (69)
USD 58,959 EUR 57,000 Barclays Bank plc 04/16/25 (2,722)
USD 501,893 EUR 489,391 Deutsche Bank AG 04/16/25 (27,683)
AUD 360,000 USD 226,534 Westpac Banking Corp. 04/24/25 (1,548)

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Core Bond Portfolio
Schedules of Investments
33
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
CAD 614,868 USD 430,000 Natwest Markets plc 04/24/25 $ (2,267)
CHF 377,843 USD 430,000 Credit Agricole Corporate & Investment Bank SA 04/24/25 (1,789)
CNY 12,822,606 USD 1,770,000 Bank of America NA 04/24/25 (2,182)
CZK 42,645,922 USD 1,850,000 HSBC Bank plc 04/24/25 (1,647)
EUR 2,100,000 USD 2,276,123 Goldman Sachs International 04/24/25 (2,708)
HUF 368,376,410 USD 1,000,000 Canadian Imperial Bank of Commerce 04/24/25 (12,252)
IDR 21,150,720,000 USD 1,280,000 Standard Chartered Bank 04/24/25 (11,697)
JPY 68,701,441 USD 460,000 Wells Fargo Bank NA 04/24/25 (830)
MXN 5,243,154 USD 260,000 Barclays Bank plc 04/24/25 (4,562)
MXN 43,208,766 USD 2,140,000 Natwest Markets plc 04/24/25 (34,940)
MYR 4,416,400 USD 1,000,000 Barclays Bank plc 04/24/25 (2,776)
NOK 4,516,164 USD 430,000 Citibank NA 04/24/25 (731)
PLN 1,662,345 USD 430,000 Nomura International plc 04/24/25 (1,129)
SGD 761,466 USD 570,000 Canadian Imperial Bank of Commerce 04/24/25 (2,544)
USD 216,452 EUR 200,000 Credit Agricole Corporate & Investment Bank SA 04/24/25 (64)
USD 720,000 THB 24,397,560 Barclays Bank plc 04/24/25 (249)
ZAR 12,899,013 USD 710,000 Wells Fargo Bank NA 04/24/25 (7,697)
USD 573,680 EUR 549,151 Deutsche Bank AG 05/14/25 (21,497)
USD 58,806 MXN 1,248,839 State Street Bank and Trust Co. 06/06/25 (1,681)
EUR 1,811,000 USD 1,990,110 State Street Bank and Trust Co. 06/18/25 (23,298)
IDR 6,272,008,556 USD 379,028 HSBC Bank plc 06/18/25 (3,943)
USD 6,580,600 GBP 5,102,000 Natwest Markets plc 06/18/25 (9,430)
EGP 24,178,200 USD 431,522 Societe Generale SA 12/22/25 (5,916)
(483,813)
$ 272,692
Interest Rate Caps Purchased
Description
Exercise
Rate Counterparty
Expiration
Date
Notional
Amount (000) Value
Premiums
Paid (Received)
Unrealized
Appreciation
(Depreciation)
2Y-10Y CMS Index Cap ..... 0 .40%
Goldman Sachs
International 08/19/25 USD 856,230 $ 618,728 $ 524,441 $ 94,287
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
U.S. Treasury 30-Year Bond .................... 7 04/25/25 USD 115.00 USD 700 $ 3,391
OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00%
iTraxx Europe
Crossover Index
Series 42.V2 Quarterly
Morgan Stanley & Co.
International plc 04/16/25 EUR 300.00 EUR 3,046 $ 35,824
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Core Bond Portfolio
34
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 3.74% At Termination Citibank NA 05/16/25 3 .74 % USD 612,924 $ 448,144
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 3.74% At Termination
Goldman Sachs
International 05/16/25 3 .74 USD 819,849 599,438
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.34% Annual Deutsche Bank AG 01/13/27 4 .34 USD 2,348 153,234
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.35% Annual Deutsche Bank AG 01/13/27 4 .35 USD 2,348 154,491
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.00% Annual BNP Paribas SA 03/29/27 4 .00 USD 1,295 64,019
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.93% Annual
Morgan Stanley & Co.
International plc 03/29/27 3 .93 USD 3,855 178,819
1,598,145
Put
10-Year Interest Rate Swap
(a)
4.35% Annual 1-day SOFR Annual Deutsche Bank AG 01/13/27 4 .35 USD 2,348 57,850
10-Year Interest Rate Swap
(a)
4.34% Annual 1-day SOFR Annual Deutsche Bank AG 01/13/27 4 .34 USD 2,348 58,420
10-Year Interest Rate Swap
(a)
4.00% Annual 1-day SOFR Annual BNP Paribas SA 03/29/27 4 .00 USD 1,295 47,575
10-Year Interest Rate Swap
(a)
3.93% Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 03/29/27 3 .93 USD 3,855 150,689
314,534
$ 1,912,679
(a)
Forward settling swaption.
Interest Rate Caps Sold
Description
Exercise
Rate Counterparty
Expiration
Date
Notional
Amount (000) Value
Premiums
Paid (Received)
Unrealized
Appreciation
(Depreciation)
2Y-10Y CMS Index Cap .... 0 .80 % Goldman Sachs International 08/19/25 USD 856,230 $ (125,841) $ (118,588) $ (7,253)
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
U.S. Treasury 10-Year Note ...................... 6 04/25/25 USD 111.50 USD 600 $ (3,844)
Put
U.S. Treasury 30-Year Bond ..................... 11 04/25/25 USD 113.00 USD 1,100 (1,719)
$ (5,563)
OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Call
Sold Protection on
5-Year Credit Default
Swap ......... 5 .00%
iTraxx Europe
Crossover Index
Series 42.V2 Quarterly
Morgan Stanley & Co.
International plc 04/16/25 BB- EUR 287.50 EUR 1,523 $ (1,252)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Core Bond Portfolio
Schedules of Investments
35
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
1-Year Interest Rate Swap
(a)
. 2.94% At Termination 1-day SOFR At Termination
Goldman Sachs
International 05/16/25 2 .94 % USD 819,849 $ (28,375)
1-Year Interest Rate Swap
(a)
. 2.94% At Termination 1-day SOFR At Termination Citibank NA 05/16/25 2 .94 USD 612,924 (21,212)
2-Year Interest Rate Swap
(a)
. 3.70% Annual 1-day SOFR Annual
Goldman Sachs
International 05/27/25 3 .70 USD 6,011 (21,418)
5-Year Interest Rate Swap
(a)
. 3.70% Annual 6-mo. PRIBOR Semi-Annual
Morgan Stanley & Co.
International plc 06/26/25 3 .70 CZK 22,910 (11,702)
$ (82,707)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
5.14% Annual 6-mo. WIBOR Semi-Annual N/A 12/20/25 PLN 7,971 $ 11,406 $ — $ 11,406
9.31% Monthly 1-day MXIBTIIE Monthly N/A 01/09/26 MXN 10,833 (4,139) — (4,139)
1-day MXIBTIIE Monthly 8.47% Monthly N/A 02/25/26 MXN 63,689 7,487 — 7,487
8.15% Quarterly 3-mo. JIBAR Quarterly 05/07/25
(a)
05/07/26 ZAR 44,806 (17,420) — (17,420)
1-day SOFR At Termination 3.80% At Termination 05/16/25
(a)
05/16/26 USD 72,520 (49,179) — (49,179)
1-day SOFR At Termination 3.90% At Termination 05/16/25
(a)
05/16/26 USD 55,653 16,531 — 16,531
3.81% At Termination 1-day SOFR At Termination 05/16/25
(a)
05/16/26 USD 55,653 30,143 40,069 (9,926)
3.79% At Termination 1-day SOFR At Termination 05/16/25
(a)
05/16/26 USD 72,520 53,634 — 53,634
7.97% Quarterly 3-mo. JIBAR Quarterly 06/06/25
(a)
06/06/26 ZAR 31,309 (9,556) — (9,556)
5.16% Annual 6-mo. WIBOR Semi-Annual N/A 09/19/26 PLN 8,252 (2,483) — (2,483)
1.02% At Termination 1-day TONAR At Termination 03/12/26
(a)
03/12/27 JPY 11,279,342 (15,780) — (15,780)
1.03% At Termination 1-day TONAR At Termination 03/12/26
(a)
03/12/27 JPY 12,175,310 (23,454) — (23,454)
1.00% At Termination 1-day TONAR At Termination 03/12/26
(a)
03/12/27 JPY 4,975,229 (122) — (122)
6-mo. BUBOR Semi-Annual 6.50% Annual N/A 03/19/27 HUF 893,212 (4,354) — (4,354)
5.14% Annual 6-mo. WIBOR Semi-Annual N/A 03/19/27 PLN 7,886 (8,765) — (8,765)
5.13% Annual 6-mo. WIBOR Semi-Annual N/A 03/19/27 PLN 4,731 (4,963) — (4,963)
1-day MXIBTIIE Monthly 8.08% Monthly N/A 03/07/28 MXN 34,217 6,606 — 6,606
1-week
CNREPOFIX_
CFXS Quarterly 1.58% Quarterly N/A 03/19/28 CNY 12,587 (603) — (603)
8.97% Monthly 1-day MXIBTIIE Monthly N/A 12/14/29 MXN 11,667 (21,367) — (21,367)
6-mo. PRIBOR Semi-Annual 3.69% Annual N/A 03/19/30 CZK 16,199 4,225 — 4,225
6-mo. WIBOR Semi-Annual 4.88% Annual N/A 03/19/30 PLN 2,686 7,100 — 7,100
6-mo. WIBOR Semi-Annual 4.91% Annual N/A 03/19/30 PLN 1,967 5,687 — 5,687
6-mo. WIBOR Semi-Annual 4.94% Annual N/A 03/19/30 PLN 4,477 14,708 — 14,708
1-day MIBOR Semi-Annual 6.00% Semi-Annual N/A 03/19/30 INR 145,938 7,048 — 7,048
6-mo. BUBOR Semi-Annual 6.55% Annual N/A 03/19/30 HUF 127,018 (2,597) — (2,597)
6-mo. PRIBOR Semi-Annual 3.56% Annual 06/18/25
(a)
06/18/30 CZK 10,811 — — —
6-mo. PRIBOR Semi-Annual 3.66% Annual 06/18/25
(a)
06/18/30 CZK 9,164 1,839 1,090 749
3.38% Annual 1-day SOFR Annual N/A 10/09/34 USD 5,340 190,674 — 190,674
9.45% Monthly 1-day MXIBTIIE Monthly N/A 01/03/35 MXN 24,309 (87,923) — (87,923)
6.07% Semi-Annual 1-day MIBOR Semi-Annual N/A 03/19/35 INR 16,877 (1,051) — (1,051)
2.49% Annual 6-mo. EURIBOR Semi-Annual N/A 02/19/54 EUR 8,384 278,143 — 278,143
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 02/20/54 EUR 8,565 240,933 — 240,933
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 02/20/54 EUR 8,384 249,578 — 249,578
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 03/01/54 EUR 4,155 117,212 — 117,212
2.46% Annual 6-mo. EURIBOR Semi-Annual N/A 03/22/54 EUR 1,745 70,480 — 70,480
2.54% Annual 6-mo. EURIBOR Semi-Annual N/A 04/22/54 EUR 6,754 66,363 (13,587) 79,950
2.43% Annual 6-mo. EURIBOR Semi-Annual N/A 06/19/54 EUR 1,672 56,299 — 56,299
2.43% Annual 6-mo. EURIBOR Semi-Annual N/A 06/20/54 EUR 1,618 55,008 — 55,008

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Core Bond Portfolio
36
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6-mo. EURIBOR Semi-Annual 2.44% Annual N/A 06/24/54 EUR 1,135 $ (34,718) $ — $ (34,718)
6-mo. EURIBOR Semi-Annual 2.26% Annual N/A 10/22/54 EUR 1,170 (101,149) (5,619) (95,530)
6-mo. EURIBOR Semi-Annual 2.18% Annual N/A 11/07/54 EUR 1,139 (117,052) — (117,052)
$ 984,429 $ 21,953 $ 962,476
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.69% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/28 USD 9,107 $ 75,354 $ 1,403 $ 73,951
2.69% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/28 USD 9,107 73,655 1,119 72,536
2.83% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/28 USD 18,030 17,592 — 17,592
2.84% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/28 USD 9,014 8,006 — 8,006
2.84% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/28 USD 9,015 8,232 — 8,232
2.87% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/28 USD 18,030 — — —
2.53% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 7,286 58,534 (1,410) 59,944
2.54% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 7,286 56,795 (1,126) 57,921
2.68% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 7,212 5,213 — 5,213
2.69% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 7,211 4,866 — 4,866
2.69% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 14,424 8,002 — 8,002
2.72% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 14,424 — — —
$ 316,249 $ (14) $ 316,263
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
American Electric Power Co.,
Inc. ................. 1 .00 % Quarterly Bank of America NA 12/20/29 USD 8,075 $ (240,254) $ (212,319) $ (27,935)
American Express Co. ...... 1 .00 Quarterly Goldman Sachs International 12/20/29 USD 4,059 (111,163) (109,029) (2,134)
Dominion Energy, Inc. ....... 1 .00 Quarterly Goldman Sachs International 12/20/29 USD 4,050 (102,895) (103,245) 350
United Mexican States ...... 1 .00 Quarterly Barclays Bank plc 06/20/30 USD 1,552 25,437 24,983 454
CMBX.NA.9.AAA .......... 0 .50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 844 (353) 8,569 (8,922)
CMBX.NA.9.AAA .......... 0 .50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 18 (7) 193 (200)
CMBX.NA.9.BBB- ......... 3 .00 Monthly Citigroup Global Markets, Inc. 09/17/58 USD 440 78,155 13,001 65,154
CMBX.NA.9.BBB- ......... 3 .00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 288 51,156 13,911 37,245

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Core Bond Portfolio
Schedules of Investments
37
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.6.AAA .......... 0 .50 % Monthly Deutsche Bank AG 05/11/63 USD 2 $ — $ (1,007) $ 1,007
$ – $ – $ –
$ (299,924) $ (364,943) $ 65,019
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
PacifiCorp .......... 0 .13 % Monthly
JPMorgan Chase Bank
NA 09/29/27 A USD 1,320 $ (815) $ (166) $ (649)
CMBX.NA.9.BBB- ..... 3 .00 Monthly Deutsche Bank AG 09/17/58 BBB- USD 197 (34,992) (17,590) (17,402)
CMBX.NA.9.BBB- ..... 3 .00 Monthly Deutsche Bank AG 09/17/58 BBB- USD 531 (94,319) (53,471) (40,848)
CMBX.NA.10.BBB- .... 3 .00 Monthly JPMorgan Securities LLC 11/17/59 BBB- USD 35 (6,775) — (6,775)
$ (136,901) $ (71,227) $ (65,674)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
9.73% At Termination 1-day IBR At Termination
Morgan Stanley & Co.
International plc 05/10/25 COP 4,758,439 $ 4,446 $ — $ 4,446
9.81% At Termination 1-day IBR At Termination JPMorgan Chase Bank NA 05/10/25 COP 7,113,118 5,278 — 5,278
1-day
BZDIOVER At Termination 10.81% At Termination BNP Paribas SA 07/01/25 BRL 13,745 (32,095) — (32,095)
1-day
BZDIOVER At Termination 10.98% At Termination BNP Paribas SA 07/01/25 BRL 8,610 (17,642) — (17,642)
8.62% At Termination 1-day IBR At Termination JPMorgan Chase Bank NA 11/05/25 COP 13,237,519 16,390 — 16,390
10.97% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/04/27 BRL 15,220 183,910 — 183,910
11.57% At Termination
1-day
BZDIOVER At Termination BNP Paribas SA 01/04/27 BRL 6,555 61,962 — 61,962
1-day
BZDIOVER At Termination 10.32% At Termination Bank of America NA 01/04/27 BRL 186 (2,809) — (2,809)
1-day
BZDIOVER At Termination 13.09% At Termination Bank of America NA 01/04/27 BRL 11,377 (52,445) — (52,445)
1-day
BZDIOVER At Termination 14.48% At Termination Bank of America NA 01/04/27 BRL 6,919 (6,649) — (6,649)
1-day
BZDIOVER At Termination 14.55% At Termination Bank of America NA 01/04/27 BRL 4,911 (4,252) — (4,252)
1-day
BZDIOVER At Termination 9.79% At Termination BNP Paribas SA 01/04/27 BRL 13,186 (240,841) — (240,841)
1-day
BZDIOVER At Termination 13.02% At Termination Barclays Bank plc 01/02/29 BRL 5,587 (51,968) — (51,968)
1-day
BZDIOVER At Termination 13.15% At Termination
Goldman Sachs
International 01/02/29 BRL 4,051 (34,034) — (34,034)
8.73% Quarterly 1-day IBR Quarterly
Morgan Stanley & Co.
International plc 01/14/30 COP 1,834,152 (1,975) — (1,975)

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Core Bond Portfolio
38
Derivative Financial Instruments Categorized by Risk Exposure
OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
8.78% Quarterly 1-day IBR Quarterly
Morgan Stanley & Co.
International plc 01/14/30 COP 631,509 $ (957) $ — $ (957)
$ (173,681) $ — $ (173,681)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0 .05%
1-day IBR ........................................... Colombian Reference Banking Indicator 8 .97
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 7 .20
1-day MXIBTIIE ....................................... Mexico Interbank TIIE 1-day 9 .05
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .33
1-day TONAR ........................................ Tokyo Overnight Average Rate 0 .48
1-week CNREPOFIX_CFXS .............................. China Fixing Repo Rates 2 .25
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 7 .56
6-mo. BUBOR ........................................ Budapest Interbank Offered Rate 6 .53
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 2 .34
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 3 .61
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 5 .66
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 43,681 $ (21,742) $ 1,789,721 $ (510,982) $ —
OTC Swaps ..................................................... 60,657 (496,827) 376,196 (550,532) —
Options Written ................................................... N/A N/A 709,531 (15,233) (215,363)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 3,058,777 $ — $ 3,058,777
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 756,505 — — 756,505
Options purchased
(b)
Investments at value — unaffiliated
(c)
............ — 35,824 — — 2,534,798 — 2,570,622
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 1,473,458 316,263 1,789,721
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 164,867 — — 271,986 — 436,853
$ — $ 200,691 $ — $ 756,505 $ 7,339,019 $ 316,263 $ 8,612,478

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Core Bond Portfolio
Schedules of Investments
39
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 981,225 $ — $ 981,225
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 483,813 — — 483,813
Options written
(b)
Options written at value ..................... — 1,252 — — 214,111 — 215,363
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 510,982 — 510,982
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 601,692 — — 445,667 — 1,047,359
$ — $ 602,944 $ — $ 483,813 $ 2,151,985 $ — $ 3,238,742
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Schedule of Investments.
For the period ended March 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 9,207 $ — $ (12,646,058) $ — $ (12,636,851)
Forward foreign currency exchange contracts .... — — — 2,580,272 — — 2,580,272
Options purchased
(a)
..................... — (50,500) — (104,141) 3,277,837 — 3,123,196
Options written ........................ — 34,262 — — (3,060,254) — (3,025,992)
Swaps .............................. — (41,818) — — (1,219,857) (229,091) (1,490,766)
$ — $ (58,056) $ 9,207 $ 2,476,131 $ (13,648,332) $ (229,091) $ (11,450,141)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ 3,337 $ — $ 1,878,060 $ — $ 1,881,397
Forward foreign currency exchange contracts .... — — — 1,109,902 — — 1,109,902
Options purchased
(b)
..................... — 8,583 — 278,082 (4,265,393) 134,882 (3,843,846)
Options written ........................ — 2,194 — — 3,527,739 — 3,529,933
Swaps .............................. — 3,432 — — 4,018,713 328,016 4,350,161
$ — $ 14,209 $ 3,337 $ 1,387,984 $ 5,159,119 $ 462,898 $ 7,027,547
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Core Bond Portfolio
40
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 812,587,612
Average notional value of contracts — short ................................................................................. 94,759,574
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 126,098,308
Average amounts sold — in USD ........................................................................................ 42,419,650
Options
Average value of option contracts purchased ................................................................................ 932,477
Average value of option contracts written ................................................................................... 230,902
Average notional value of swaption contracts purchased ......................................................................... 1,623,575,555
Average notional value of swaption contracts written ........................................................................... 1,695,532,502
Credit default swaps
Average notional value — buy protection ................................................................................... 18,555,670
Average notional value — sell protection ................................................................................... 1,423,000
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... 1,148,548,842
Average notional value — receives fixed rate ................................................................................ 107,901,141
Inflation swaps
Average notional value — pays fixed rate ................................................................................... 65,073,000
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 106,469 $ 8,231
Forward f oreign currency exchange contracts ................................................................. 756,505 483,813
Options
(a) (b)
........................................................................................ 2,570,622 215,363
Swaps — centrally cleared .............................................................................. — 328,882
Swaps — OTC
(c)
..................................................................................... 436,853 1,047,359
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 3,870,449 $ 2,083,648
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(109,860) (342,676)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 3,760,589 $ 1,740,972
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Core Bond Portfolio
Schedules of Investments
41
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA .............................. $ 14,048 $ (14,048) $ — $ — $ —
Bank of New York Mellon ........................... 83,248 — — — 83,248
Barclays Bank plc ................................ 214,377 (63,845) — (120,000) 30,532
BNP Paribas SA ................................. 174,899 (174,899) — — —
Citibank NA .................................... 520,197 (47,711) — (340,000) 132,486
Citigroup Global Markets, Inc. ........................ 78,155 — — — 78,155
Deutsche Bank AG ............................... 721,148 (180,981) — (410,000) 130,167
Goldman Sachs International ........................ 1,245,870 (432,739) — (813,131) —
HSBC Bank plc .................................. 8,927 (5,590) — — 3,337
JPMorgan Chase Bank NA .......................... 31,351 (815) — — 30,536
Morgan Stanley & Co. International plc .................. 461,625 (25,008) — — 436,617
Natwest Markets plc .............................. 46,949 (46,637) — — 312
Royal Bank of Canada ............................. 101 — — — 101
State Street Bank and Trust Co. ...................... 5,544 (5,544) — — —
UBS AG ...................................... 154,150 (154,150) — — —
$ 3,760,589 $ (1,151,967) $ — $ (1,683,131) $ 925,491
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(c)(e)
Bank of America NA .............................. $ 311,460 $ (14,048) $ — $ — $ 297,412
Barclays Bank plc ................................ 63,845 (63,845) — — —
BNP Paribas SA ................................. 290,578 (174,899) — — 115,679
Canadian Imperial Bank of Commerce .................. 14,796 — — — 14,796
Citibank NA .................................... 47,711 (47,711) — — —
Credit Agricole Corporate & Investment Bank SA ........... 1,853 — — — 1,853
Deutsche Bank AG ............................... 180,981 (180,981) — — —
Goldman Sachs International ........................ 432,739 (432,739) — — —
HSBC Bank plc .................................. 5,590 (5,590) — — —
JPMorgan Chase Bank NA .......................... 815 (815) — — —
JPMorgan Securities LLC ........................... 6,775 — — — 6,775
Morgan Stanley & Co. International plc .................. 25,008 (25,008) — — —
Natwest Markets plc .............................. 46,637 (46,637) — — —
Nomura International plc ........................... 1,129 — — — 1,129
Societe Generale SA .............................. 5,916 — — — 5,916
Standard Chartered Bank ........................... 11,697 — — — 11,697
State Street Bank and Trust Co. ...................... 24,979 (5,544) — — 19,435
UBS AG ...................................... 258,388 (154,150) — — 104,238
Wells Fargo Bank NA .............................. 8,527 — — — 8,527
Westpac Banking Corp. ............................ 1,548 — — — 1,548
$ 1,740,972 $ (1,151,967) $ — $ — $ 589,005
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount receivable from the counterparty in the event of default.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options receivable/payable on the Statements of Assets and Liabilities.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Core Bond Portfolio
42
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 315,118,819 $ 3,564,530 $ 318,683,349
Corporate Bonds
Aerospace & Defense .................................... — 10,169,950 — 10,169,950
Banks ............................................... — 135,248,758 — 135,248,758
Biotechnology ......................................... — 2,942,194 — 2,942,194
Broadline Retail ........................................ — 2,045,584 — 2,045,584
Capital Markets ........................................ — 92,292,596 — 92,292,596
Chemicals ............................................ — 600,680 — 600,680
Communications Equipment ................................ — 268,419 — 268,419
Consumer Finance ...................................... — 21,657,831 — 21,657,831
Containers & Packaging .................................. — 446,224 — 446,224
Diversified REITs ....................................... — 51,800,626 — 51,800,626
Diversified Telecommunication Services ........................ — 13,310,098 — 13,310,098
Electric Utilities ........................................ — 130,961,433 — 130,961,433
Entertainment ......................................... — 16,246,532 — 16,246,532
Financial Services ...................................... — 4,943,875 161,649 5,105,524
Gas Utilities ........................................... — 1,558,755 — 1,558,755
Ground Transportation ................................... — 6,836,248 — 6,836,248
Health Care Equipment & Supplies ........................... — 1,536,561 — 1,536,561
Health Care Providers & Services ............................ — 17,268,050 — 17,268,050
Household Durables ..................................... — 2,782,858 — 2,782,858
Independent Power and Renewable Electricity Producers ............ — 329,410 — 329,410
Insurance ............................................ — 1,480,346 — 1,480,346
Interactive Media & Services ............................... — 5,256,130 — 5,256,130
IT Services ........................................... — 11,853,864 — 11,853,864
Machinery ............................................ — 676,842 — 676,842
Media ............................................... — 14,041,366 — 14,041,366
Metals & Mining ........................................ — 7,681,144 — 7,681,144
Multi-Utilities .......................................... — 6,979,350 — 6,979,350
Oil, Gas & Consumable Fuels ............................... — 205,309,177 — 205,309,177
Paper & Forest Products .................................. — 331,599 — 331,599
Passenger Airlines ...................................... — 1,465,820 — 1,465,820
Pharmaceuticals ....................................... — 1,591,185 — 1,591,185
Residential REITs ....................................... — 1,852,898 — 1,852,898
Semiconductors & Semiconductor Equipment .................... — 18,271,797 2,588,586 20,860,383
Software ............................................. — 35,115,070 — 35,115,070
Specialized REITs ...................................... — 18,692,868 — 18,692,868
Specialty Retail ........................................ — 1,433,928 — 1,433,928
Technology Hardware, Storage & Peripherals .................... — 1,413,104 — 1,413,104
Tobacco ............................................. — 25,662,227 — 25,662,227
Transportation Infrastructure ............................... — 200,188 — 200,188
Wireless Telecommunication Services ......................... — 12,883,026 — 12,883,026
Foreign Agency Obligations ................................. — 32,980,623 — 32,980,623
Foreign Government Obligations .............................. — 107,712,747 — 107,712,747
Investment Companies .................................... 5,178,000 — — 5,178,000
Municipal Bonds ......................................... — 22,055,207 — 22,055,207
Non-Agency Mortgage-Backed Securities ........................ — 401,094,719 — 401,094,719
Other Interests .......................................... — — 2 2
U.S. Government Sponsored Agency Securities .................... — 1,513,756,210 — 1,513,756,210
U.S. Treasury Obligations ................................... — 968,375,714 — 968,375,714
Short-Term Securities
Money Market Funds ...................................... 154,595,133 — — 154,595,133
Options Purchased
Credit contracts .......................................... — 35,824 — 35,824
Interest rate contracts ...................................... 3,391 2,531,407 — 2,534,798

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Core Bond Portfolio
Schedules of Investments
43
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Liabilities
Investments
TBA Sale Commitments .................................... $ — $ (191,213,144) $ — $ (191,213,144)
$ 159,776,524 $ 4,057,886,737 $ 6,314,767 $ 4,223,978,028
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 104,210 $ — $ 104,210
Foreign currency exchange contracts ............................ — 756,505 — 756,505
Interest rate contracts ....................................... 3,058,777 1,745,444 — 4,804,221
Other contracts ........................................... — 316,263 — 316,263
Liabilities
Credit contracts ........................................... — (106,117) — (106,117)
Foreign currency exchange contracts ............................ — (483,813) — (483,813)
Interest rate contracts ....................................... (986,788) (1,165,197) — (2,151,985)
$ 2,071,989 $ 1,167,295 $ — $ 3,239,284
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Fair Value Hierarchy as of Period End (continued)

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited)
March 31, 2025
BlackRock High Yield Portfolio
44
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AB Carval Euro CLO II-C DAC, Series 2X, Class
D, (3-mo. EURIBOR at 3.75% Floor + 3.75%),
6.31%, 02/15/37
(a) (b)
................. EUR 490 $ 529,837
Arbour CLO VI DAC, Series 6X, Class DR,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
5.76%, 11/15/37
(a) (b)
................. 1,020 1,099,958
Arini European CLO IV DAC, Series 4X, Class
D, (3-mo. EURIBOR at 3.50% Floor + 3.50%),
6.27%, 01/15/38
(a) (b)
................. 1,460 1,582,596
Arini European CLO V DAC, Series 5X, Class D,
(3-mo. EURIBOR at 2.80% Floor + 2.80%),
5.17%, 01/15/39
(a) (b)
................. 890 962,357
Aurium CLO VIII DAC, Series 8X, Class D,
(3-mo. EURIBOR at 3.00% Floor + 3.00%),
5.39%, 06/23/34
(a) (b)
................. 400 430,043
Aurium CLO XIII DAC, Series 13X, Class D,
(3-mo. EURIBOR at 2.80% Floor + 2.80%),
5.17%, 04/15/38
(a) (b) (c)
................ 620 658,855
Avoca CLO XV DAC, Series 15X, Class ER,
(3-mo. EURIBOR at 4.13% Floor + 4.13%),
6.91%, 04/15/31
(a) (b)
................. 620 667,698
Avoca CLO XVIII DAC, Series 18X, Class DR,
(3-mo. EURIBOR at 3.05% Floor + 3.05%),
5.70%, 01/15/38
(a) (b)
................. 670 723,197
Avoca Static CLO I DAC, Series 1X, Class DR,
(3-mo. EURIBOR at 2.90% Floor + 2.90%),
5.74%, 01/15/35
(a) (b)
................. 510 547,719
Bridgepoint CLO 1 DAC, Series 1X, Class D,
(3-mo. EURIBOR at 4.25% Floor + 4.25%),
7.04%, 01/15/34
(a) (b)
................. 200 216,619
Capital Four CLO VIII DAC, Series 8X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
6.31%, 10/25/37
(a) (b)
................. 1,200 1,298,558
Contego CLO V DAC, Series 5X, Class DR, (3-
mo. EURIBOR + 3.10%), 5.58%, 10/15/37
(a) (b)
890 960,411
Contego CLO VII DAC, Series 7X, Class DR,
(3-mo. EURIBOR at 3.45% Floor + 3.45%),
6.13%, 01/23/38
(a) (b)
................. 1,130 1,220,982
Contego CLO XI DAC, Series 11X, Class DR,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
5.93%, 11/20/38
(a) (b)
................. 750 809,098
CVC Cordatus Loan Fund XXII DAC, Series 22X,
Class D, (3-mo. EURIBOR at 3.15% Floor +
3.15%), 5.65%, 12/15/34
(a) (b)
........... 300 322,927
Fidelity Grand Harbour CLO DAC, Series 2023-
1X, Class DR, (3-mo. EURIBOR at 2.70%
Floor + 2.70%), 5.26%, 02/15/38
(a) (b)
...... 1,170 1,241,260
Galaxy XVIII CLO Ltd., Series 2018-28A, Class
C, (3-mo. CME Term SOFR at 1.95% Floor +
2.21%), 6.51%, 07/15/31
(a) (d)
........... USD 250 249,986
Greene King Finance plc, Series B2, (Sterling
Overnight Index Average + 2.20%), 6.66%,
03/15/36
(a) (b)
...................... GBP 100 106,959
Harvest CLO XXXII DAC, Series 32X, Class D,
(3-mo. EURIBOR at 3.60% Floor + 3.60%),
6.27%, 07/25/37
(a) (b)
................. EUR 418 453,325
Henley CLO Xi DAC, Series 11X, Class D, (3-mo.
EURIBOR at 2.60% Floor + 2.60%), 4.96%,
04/25/39
(a) (b) (c)
..................... 1,300 1,372,656
Henley CLO XII DAC, Series 12X, Class D,
(3-mo. EURIBOR at 3.10% Floor + 3.10%),
5.88%, 01/15/38
(a) (b)
................. 750 807,156
Jamestown CLO IV Ltd., Series 2014-4A, Class
SUB, 0.00%, 07/15/26
(a) (c) (d) (e) (f)
.......... USD 2,000 —
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Jubilee CLO DAC, Series 2024-29X, Class D,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
6.21%, 01/15/39
(a) (b)
................. EUR 1,260 $ 1,361,618
Palmer Square European CLO DAC, Series
2022-2X, Class DR, (3-mo. EURIBOR at
4.00% Floor + 4.00%), 6.78%, 01/15/38
(a) (b)
. 447 484,509
Palmer Square European Loan Funding DAC
(a)(b)
Series 2024-2X, Class D, (3-mo. EURIBOR at
3.15% Floor + 3.15%), 5.71%, 05/15/34 . 490 529,889
Series 2024-3X, Class D, (3-mo. EURIBOR at
3.05% Floor + 3.05%), 5.74%, 05/15/34 . 750 808,944
Penta CLO DAC, Series 2024-17X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
5.81%, 08/15/38
(a) (b)
................. 459 495,873
Providus CLO II DAC, Series 2X, Class DRR,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
5.99%, 10/15/38
(a) (b)
................. 800 862,361
Rockfield Park CLO DAC, Series 1X, Class C,
(3-mo. EURIBOR at 3.00% Floor + 3.00%),
5.76%, 07/16/34
(a) (b)
................. 980 1,059,507
Rockford Tower Europe CLO DAC, Series 2025-
1X, Class D, (3-mo. EURIBOR at 3.00% Floor
+ 3.00%), 0.00%, 10/25/27
(a) (b)
.......... 1,130 1,217,287
Sona Fios CLO III DAC, Series 3X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
6.41%, 04/20/37
(a) (b)
................. 1,600 1,719,946
Tikehau CLO XII DAC, Series 12X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
6.62%, 10/20/38
(a) (b)
................. 870 939,146
Unique Pub Finance Co. plc (The), Series N,
6.46%, 03/30/32
(b)
.................. GBP 1,901 2,550,653
Victory Street CLO I DAC, Series 1X, Class D,
(3-mo. EURIBOR at 3.45% Floor + 3.45%),
6.23%, 01/15/38
(a) (b)
................. EUR 1,110 1,202,191
Total Asset-Backed Securities — 0 .1%
(Cost: $ 31,377,709 ) ............................... 29,494,121
Shares
Shares
Common Stocks
Building Products — 0.0%
JELD-WEN Holding, Inc.
(f)
............... 812,523 4,850,762
Commercial Services & Supplies — 0.0%
FreedomPay, Inc.
(c) (f)
................... 314,534 5,573,543
Electrical Equipment — 0.0%
SunPower Corp.
(c) (f)
................... 1,369 —
Energy Equipment & Services — 0.0%
Nine Energy Service, Inc.
(f) (g)
............. 24,780 28,001
Entertainment — 0.0%
TKO Group Holdings, Inc. , Class A ......... 91,257 13,944,982
Hotels, Restaurants & Leisure — 0.1%
Churchill Downs, Inc. .................. 151,815 16,862,092
New TOPCO
(c) (f) (h)
..................... 33,509 —
16,862,092
Life Sciences Tools & Services — 0.1%
Avantor, Inc.
(f)
....................... 1,072,582 17,386,554
Metals & Mining — 0.1%
Constellium SE , Class A
(f)
............... 2,155,563 21,749,631

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock High Yield Portfolio
Consolidated Schedules of Investments
45
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Real Estate Management & Development — 0.0%
ADLER Group SA
(c) (f)
.................. 782,267 $ 9
Semiconductors & Semiconductor Equipment — 0.0%
Maxeon Solar Technologies Ltd.
(f)
.......... 1 3
Specialized REITs — 0.1%
VICI Properties, Inc. ................... 1,128,586 36,814,475
Total Common Stocks — 0 .4%
(Cost: $ 125,830,642 ) .............................. 117,210,052
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 3.0%
(d)
AAR Escrow Issuer LLC, 6.75%, 03/15/29 .... USD 19,366 19,678,935
Axon Enterprise, Inc.
6.13% , 03/15/30 ................... 20,712 20,903,061
6.25% , 03/15/33 ................... 16,155 16,321,190
Bombardier, Inc.
6.00% , 02/15/28 ................... 23,561 23,250,942
7.50% , 02/01/29 ................... 226 231,805
8.75% , 11/15/30 ................... 33,347 35,157,742
7.25% , 07/01/31 ................... 12,831 12,874,644
7.00% , 06/01/32 ................... 19,466 19,381,796
BWX Technologies, Inc.
4.13% , 06/30/28 ................... 11,804 11,147,348
4.13% , 04/15/29 ................... 5,854 5,466,542
Efesto Bidco SpA, Series XR, 7.50%, 02/15/32 . 69,922 68,180,243
F-Brasile SpA, Series XR, 7.38%, 08/15/26 ... 35,960 35,873,696
Goat Holdco LLC, 6.75%, 02/01/32 ........ 23,847 23,340,013
Spirit AeroSystems, Inc.
9.38% , 11/30/29 ................... 25,464 27,164,406
9.75% , 11/15/30 ................... 25,014 27,611,548
TransDigm, Inc.
6.75% , 08/15/28 ................... 31,894 32,359,780
6.38% , 03/01/29 ................... 129,381 130,700,039
6.88% , 12/15/30 ................... 8,774 8,965,229
7.13% , 12/01/31 ................... 44,207 45,481,842
6.63% , 03/01/32 ................... 113,295 114,738,871
6.00% , 01/15/33 ................... 74,025 72,850,767
Triumph Group, Inc., 9.00%, 03/15/28 ...... 42,601 44,785,664
796,466,103
Air Freight & Logistics — 0.1%
(d)
Rand Parent LLC, 8.50%, 02/15/30 ........ 18,467 18,282,467
Stonepeak Nile Parent LLC, 7.25%, 03/15/32 .. 8,371 8,532,476
26,814,943
Automobile Components — 1.7%
Aptiv Swiss Holdings Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.39%), 6.88%, 12/15/54
(a)
............ 36,254 35,489,044
Clarios Global LP
4.38% , 05/15/26
(b)
.................. EUR 19,380 20,919,760
8.50% , 05/15/27
(d)
.................. USD 140,179 140,211,850
6.75% , 05/15/28
(d)
.................. 41,243 41,823,960
6.75% , 02/15/30
(d)
.................. 17,432 17,598,127
Dana Financing Luxembourg SARL
8.50% , 07/15/31
(b)
.................. EUR 834 971,056
Dana, Inc.
4.25% , 09/01/30 ................... USD 6,530 6,026,650
4.50% , 02/15/32 ................... 9,964 9,073,392
Forvia SE
(b)
7.25% , 06/15/26 ................... EUR 153 168,714
2.75% , 02/15/27 ................... 1,267 1,325,789
3.75% , 06/15/28 ................... 1,140 1,187,621
Security
Par (000)
Par (000) Value
Automobile Components (continued)
5.63% , 06/15/30 ................... EUR 177 $ 187,084
5.50% , 06/15/31 ................... 1,512 1,578,202
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(d)
USD 8,514 8,415,328
Goodyear Tire & Rubber Co. (The)
5.00% , 07/15/29 ................... 2,350 2,179,827
5.25% , 04/30/31 ................... 991 893,933
5.63% , 04/30/33 ................... 2,655 2,371,534
Icahn Enterprises LP
5.25% , 05/15/27 ................... 54,230 51,557,069
9.75% , 01/15/29 ................... 25,148 24,997,557
4.38% , 02/01/29 ................... 7,620 6,348,548
10.00% , 11/15/29
(d)
................. 24,870 24,695,828
IHO Verwaltungs GmbH
(b)
8.75% , ( 8.75 % Cash or 9.50 % PIK),
05/15/28
(a) (i)
.................... EUR 1,305 1,472,832
6.75% , ( 6.75 % Cash or 7.50 % PIK),
11/15/29
(i)
...................... 483 534,672
7.00% , 11/15/31 ................... 769 852,195
Mahle GmbH
(b)
2.38% , 05/14/28 ................... 2,500 2,425,221
6.50% , 05/02/31 ................... 1,697 1,811,203
Schaeffler AG
(b)
4.25% , 04/01/28 ................... 1,200 1,294,316
5.38% , 04/01/31 ................... 700 752,887
Tenneco, Inc., 8.00%, 11/17/28
(d)
......... USD 30,415 29,008,130
ZF Europe Finance BV
(b)
2.50% , 10/23/27 ................... EUR 2,100 2,117,297
6.13% , 03/13/29 ................... 900 980,002
3.00% , 10/23/29 ................... 300 285,776
ZF Finance GmbH
(b)
5.75% , 08/03/26 ................... 2,900 3,183,456
2.00% , 05/06/27 ................... 1,200 1,222,950
443,961,810
Automobiles — 0.2%
Aston Martin Capital Holdings Ltd.
10.00% , 03/31/29
(d)
................. USD 10,219 9,239,775
10.38% , 03/31/29
(b)
................. GBP 2,469 2,968,629
Nissan Motor Co. Ltd., 4.81%, 09/17/30
(d)
.... USD 31,510 29,929,393
RCI Banque SA
(a)(b)
(5-Year EURIBOR ICE Swap Rate + 2.75%),
5.50% , 10/09/34 ................. EUR 3,400 3,825,690
(5-Year EURIBOR ICE Swap Rate + 2.20%),
4.75% , 03/24/37 ................. 1,800 1,943,171
47,906,658
Banks — 1.5%
AIB Group plc, (5-Year EURIBOR ICE Swap Rate
+ 3.71%), 6.00%
(a) (b) (j)
............... 1,775 1,871,325
Banco Bilbao Vizcaya Argentaria SA
(a)(j)
(5-Year EURIBOR ICE Swap Rate + 5.54%),
8.38%
(b)
....................... 3,400 4,044,062
(5-Year EUR Swap Annual + 4.27%), 6.88%
(b)
1,600 1,794,958
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.25%), 7.75% .... USD 364 356,302
Banco Espirito Santo SA
(b)(e)(f)
2.63% , 05/08/17 ................... EUR 10,400 2,361,559
4.75% , 01/15/18 ................... 12,300 2,792,998
4.00% , 01/21/25 ................... 12,000 2,724,876
Bankinter SA
(5-Year EURIBOR ICE Swap Rate + 4.71%),
7.38%
(a) (b) (j)
..................... 2,800 3,177,569
Barclays Bank plc, Series MSFT, 1.00%,
02/16/29
(k)
...................... USD 2,000 1,978,558
Barclays plc
(a)(j)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.87%), 6.13% .... 800 799,382

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock High Yield Portfolio
46
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.41%), 4.38% .... USD 7,990 $ 7,199,370
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.43%), 8.00% .... 14,345 14,789,164
(USISSO05 + 5.78%), 9.63% .......... 65,665 72,024,721
(USISSO05 + 3.69%), 7.63% .......... 14,500 14,180,213
BPER Banca SpA, (5-Year EURIBOR ICE Swap
Rate + 4.35%), 6.50%
(a) (b) (j)
............ EUR 395 435,165
CaixaBank SA
(a)(b)(j)
(5-Year EUR Swap Annual + 4.50%), 5.25% 800 870,376
(5-Year EUR Swap Annual + 6.35%), 5.88% 600 664,662
(5-Year EURIBOR ICE Swap Rate + 5.30%),
7.50% ........................ 1,200 1,398,121
(5-Year EURIBOR ICE Swap Rate + 3.94%),
6.25% ........................ 1,000 1,078,597
Citigroup, Inc.
(a)(j)
Series AA , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.21%),
7.63% ........................ USD 9,321 9,697,224
Series CC , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.69%),
7.13% ........................ 49,070 50,183,349
Series EE , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.57%),
6.75% ........................ 29,021 28,696,719
Series FF , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.73%),
6.95% ........................ 18,640 18,586,276
Series DD , (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.76%),
7.00% ........................ 11,695 12,124,967
Commerzbank AG
(a)(b)(j)
(5-Year EUR Swap Annual + 6.36%), 6.13% EUR 4,600 5,011,285
(5-Year EUR Swap Annual + 4.39%), 4.25% 200 207,609
(5-Year EURIBOR ICE Swap Rate + 5.13%),
7.88% ........................ 1,000 1,175,649
Cooperatieve Rabobank UA, (5-Year EUR Swap
Annual + 4.68%), 4.38%
(a) (b) (j)
.......... 1,400 1,495,427
Eurobank Ergasias Services & Holdings SA,
(5-Year EURIBOR ICE Swap Rate + 2.00%),
4.25%, 04/30/35
(a) (b)
................ 1,300 1,382,745
Eurobank SA, (1-Year EURIBOR ICE Swap Rate
+ 1.70%), 4.00%, 02/07/36
(a) (b)
......... 1,833 1,912,737
First-Citizens Bank & Trust Co., 6.00%, 04/01/36 USD 23,131 23,114,667
Intesa Sanpaolo SpA
5.15% , 06/10/30
(b)
.................. GBP 2,225 2,773,741
(5-Year EUR Swap Annual + 6.09%),
5.88%
(a) (b) (j)
..................... EUR 2,695 2,939,689
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.60%), 4.20% ,
06/01/32
(a) (d)
.................... USD 9,505 8,527,989
8.51% , 09/20/32
(b)
.................. GBP 932 1,354,978
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.75%), 4.95% ,
06/01/42
(a) (d)
.................... USD 7,665 6,163,330
National Bank of Greece SA, (5-Year EURIBOR
ICE Swap Rate + 3.15%), 5.88%, 06/28/35
(a) (b)
EUR 2,675 3,051,616
NatWest Group plc
(a)(j)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.29%), 7.50% ..... GBP 1,300 1,634,075
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.75%), 8.13% .... USD 14,150 14,855,774
Nordea Bank Abp, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.66%), 6.30%
(a) (d) (j)
................ 12,763 12,303,076
Security
Par (000)
Par (000) Value
Banks (continued)
Societe Generale SA, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.79%), 8.13%
(a) (d) (j)
................ USD 9,774 $ 9,736,462
Toronto-Dominion Bank (The), (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.98%), 7.25%, 07/31/84
(a)
..... 27,476 27,614,891
Wells Fargo & Co., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.77%), 6.85%
(a) (j)
................. 11,962 12,413,099
391,499,352
Biotechnology — 0.1%
(b)
Cidron Aida Finco SARL, 6.25%, 04/01/28 .... GBP 903 1,172,283
Grifols SA
2.25% , 11/15/27 ................... EUR 16,848 17,479,924
7.13% , 05/01/30 ................... 2,306 2,578,056
21,230,263
Broadline Retail — 0.3%
ANGI Group LLC, 3.88%, 08/15/28
(d)
....... USD 6,076 5,513,705
B&M European Value Retail SA
6.50% , 11/27/31
(b)
.................. GBP 1,397 1,760,070
Match Group Holdings II LLC
(d)
4.63% , 06/01/28 ................... USD 5,285 5,071,387
4.13% , 08/01/30 ................... 2,949 2,642,934
3.63% , 10/01/31 ................... 8,128 7,004,881
Rakuten Group, Inc.
(d)
11.25% , 02/15/27 .................. 13,502 14,627,718
9.75% , 04/15/29 ................... 40,248 43,697,993
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.25%), 8.13%
(a) (j)
... 6,769 6,684,145
87,002,833
Building Products — 2.3%
Advanced Drainage Systems, Inc., 6.38%,
06/15/30
(d)
...................... 8,776 8,814,193
Builders FirstSource, Inc., 6.38%, 03/01/34
(d)
.. 10,452 10,371,619
EMRLD Borrower LP
6.38% , 12/15/30
(b)
.................. EUR 1,929 2,146,317
6.38% , 12/15/30
(d)
.................. 9,160 10,191,944
6.63% , 12/15/30
(d)
.................. USD 177,229 177,307,546
6.75% , 07/15/31
(d)
.................. 18,997 19,120,519
HT Troplast GmbH, 9.38%, 07/15/28
(b)
...... EUR 2,163 2,435,867
JELD-WEN, Inc.
(d)
4.88% , 12/15/27 ................... USD 3,000 2,803,899
7.00% , 09/01/32 ................... 29,813 26,448,901
New Enterprise Stone & Lime Co., Inc.
(d)
5.25% , 07/15/28 ................... 9,760 9,433,437
9.75% , 07/15/28 ................... 13,004 13,072,453
PCF GmbH, 4.75%, 04/15/29
(b)
.......... EUR 4,523 4,176,160
Quikrete Holdings, Inc.
(d)
6.38% , 03/01/32 ................... USD 94,639 95,239,958
6.75% , 03/01/33 ................... 28,420 28,290,689
Smyrna Ready Mix Concrete LLC
(d)
6.00% , 11/01/28 ................... 21,293 20,659,805
8.88% , 11/15/31 ................... 76,139 78,882,745
Standard Building Solutions, Inc., 6.50%,
08/15/32
(d)
...................... 40,735 40,722,902
Standard Industries, Inc.
2.25% , 11/21/26
(b)
.................. EUR 5,031 5,283,620
4.75% , 01/15/28
(d)
.................. USD 150 145,182
4.38% , 07/15/30
(d)
.................. 23,100 21,315,731
3.38% , 01/15/31
(d)
.................. 8,765 7,620,873
Wilsonart LLC, 11.00%, 08/15/32
(d)
........ 29,186 26,779,480
611,263,840

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock High Yield Portfolio
Consolidated Schedules of Investments
47
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets — 2.0%
Apollo Debt Solutions BDC
6.90% , 04/13/29 ................... USD 5,630 $ 5,841,555
6.70% , 07/29/31 ................... 10,235 10,559,922
6.55% , 03/15/32
(d)
.................. 7,295 7,391,580
Ares Capital Corp., 5.80%, 03/08/32 ....... 5,608 5,574,318
Ares Strategic Income Fund
(d)
5.70% , 03/15/28 ................... 11,218 11,218,258
5.60% , 02/15/30 ................... 21,008 20,706,328
Bain Capital Specialty Finance, Inc., 5.95%,
03/15/30 ....................... 4,175 4,103,264
Blackstone Private Credit Fund
(d)
6.25% , 01/25/31 ................... 3,518 3,576,686
6.00% , 11/22/34 ................... 49,380 47,504,090
Blue Owl Capital Corp. II, 8.45%, 11/15/26 ... 6,331 6,636,360
Blue Owl Credit Income Corp.
7.75% , 09/16/27 ................... 14,754 15,398,666
6.60% , 09/15/29
(d)
.................. 2,199 2,234,515
6.65% , 03/15/31 ................... 17,805 18,159,165
Blue Owl Technology Finance Corp., 6.75%,
04/04/29 ....................... 3,691 3,741,178
Brookfield Finance, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.08%), 6.30%, 01/15/55
(a)
............ 38,945 37,108,097
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(d)
................. 9,295 8,768,540
Deutsche Bank AG
(a)(b)(j)
(5-Year EURIBOR ICE Swap Rate + 4.55%),
4.50% ........................ EUR 1,400 1,451,420
(5-Year EURIBOR ICE Swap Rate + 4.75%),
4.63% ........................ 1,800 1,831,720
(5-Year EURIBOR ICE Swap Rate + 5.26%),
8.13% ........................ 800 910,455
(5-Year EURIBOR ICE Swap Rate + 4.60%),
7.13% ........................ 1,400 1,491,113
(5-Year EURIBOR ICE Swap Rate + 5.11%),
7.38% ........................ 1,600 1,749,564
Focus Financial Partners LLC, 6.75%, 09/15/31
(d)
USD 32,884 32,429,417
Goldman Sachs Group, Inc. (The)
(a)(j)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.46%), 6.85% .... 25,840 26,162,923
Series Y , (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.40%),
6.13% ........................ 55,358 54,146,789
Golub Capital Private Credit Fund, 5.88%,
05/01/30
(d)
...................... 7,313 7,241,044
HAT Holdings I LLC
(d)
3.38% , 06/15/26 ................... 6,300 6,110,802
8.00% , 06/15/27 ................... 12,322 12,756,104
HPS Corporate Lending Fund, 6.75%, 01/30/29
(d)
3,573 3,680,535
Julius Baer Group Ltd., (5-Year EUR Swap
Annual + 3.85%), 6.63%
(a) (b) (j)
.......... EUR 924 1,021,863
Lehman Brothers Holdings, Inc.
0.00% , 12/30/16 ................... USD 1,000 1,000
5.38% , 10/17/17
(e) (f)
................. EUR 4,550 14,760
4.75% , 01/16/18
(e) (f)
................. 14,545 47,182
(3-mo. EURIBOR + 0.30%), 0.00% ,
02/05/18
(a) (e) (f)
................... 22,800 73,961
Sixth Street Lending Partners, 6.13%, 07/15/30
(d)
USD 6,403 6,444,484
State Street Corp., Series I, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.61%), 6.70%
(a) (j)
................. 8,625 8,842,928
UBS Group AG
(a)(j)
(5-Year USD Swap Semi + 4.59%), 6.88%
(b)
1,299 1,300,949
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.75%), 9.25%
(d)
... 30,852 33,506,506
(USISSO05 + 3.63%), 6.85%
(d)
......... 12,545 12,472,157
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(USISSO05 + 3.08%), 7.00%
(d)
......... USD 19,860 $ 19,558,744
(USISSO05 + 4.16%), 7.75%
(d)
......... 30,320 31,546,444
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.76%), 9.25%
(d)
... 36,363 41,497,528
(USISSO05 + 3.18%), 7.13%
(d)
......... 21,550 21,196,938
536,009,852
Chemicals — 2.2%
Avient Corp., 6.25%, 11/01/31
(d)
.......... 11,225 11,119,363
Axalta Coating Systems Dutch Holding B BV,
7.25%, 02/15/31
(d)
................. 20,473 21,114,474
Axalta Coating Systems LLC, 3.38%, 02/15/29
(d)
13,666 12,498,083
Celanese US Holdings LLC
6.50% , 04/15/30 ................... 13,710 13,611,043
6.75% , 04/15/33 ................... 13,403 13,010,853
Chemours Co. (The)
5.38% , 05/15/27 ................... 25,368 24,746,806
5.75% , 11/15/28
(d)
.................. 19,729 18,196,859
4.63% , 11/15/29
(d)
.................. 4,816 4,110,724
8.00% , 01/15/33
(d)
.................. 13,985 13,077,128
Element Solutions, Inc., 3.88%, 09/01/28
(d)
... 86,959 81,876,089
FIS Fabbrica Italiana Sintetici SpA, 5.63%,
08/01/27
(b)
...................... EUR 1,000 1,081,408
HB Fuller Co., 4.25%, 10/15/28 .......... USD 4,039 3,830,433
Herens Holdco SARL, 4.75%, 05/15/28
(d)
.... 13,094 11,778,951
Herens Midco SARL, 5.25%, 05/15/29
(b)
..... EUR 692 594,866
Illuminate Buyer LLC, 9.00%, 07/01/28
(d)
..... USD 21,427 21,297,656
INEOS Finance plc
(b)
6.38% , 04/15/29 ................... EUR 1,000 1,106,981
5.63% , 08/15/30 ................... 954 1,029,406
INEOS Quattro Finance 2 plc
(b)
8.50% , 03/15/29 ................... 3,688 4,180,287
6.75% , 04/15/30 ................... 1,562 1,685,998
INEOS Styrolution Ludwigshafen GmbH, 2.25%,
01/16/27
(b)
...................... 400 415,219
Ingevity Corp., 3.88%, 11/01/28
(d)
......... USD 4,329 4,040,544
Itelyum Regeneration Spa, 5.75%, 04/15/30
(b)
. EUR 777 833,869
Kobe U.S. Midco 2, Inc., 9.25%, (9.25% Cash or
10.00% PIK), 11/01/26
(d) (i)
............ USD 19,073 16,318,036
Kronos International, Inc.
(b)
3.75% , 09/15/25 ................... EUR 365 391,035
9.50% , 03/15/29 ................... 2,658 3,103,500
Lune Holdings SARL, 5.63%, 11/15/28
(b)
..... 2,216 1,785,140
Mativ Holdings, Inc., 8.00%, 10/01/29
(d)
..... USD 9,523 8,207,687
Methanex US Operations, Inc., 6.25%,
03/15/32
(d)
...................... 14,999 14,609,572
Minerals Technologies, Inc., 5.00%, 07/01/28
(d)
. 7,620 7,339,660
Nobian Finance BV, 3.63%, 07/15/26
(b)
...... EUR 1,316 1,415,876
Olympus Water US Holding Corp.
9.63% , 11/15/28
(b)
.................. 2,525 2,842,934
9.75% , 11/15/28
(d)
.................. USD 53,300 55,336,859
5.38% , 10/01/29
(b)
.................. EUR 1,230 1,220,497
6.25% , 10/01/29
(d)
.................. USD 9,872 8,662,009
7.25% , 06/15/31
(d)
.................. 64,793 63,607,288
SCIL IV LLC
(b)
(3-mo. EURIBOR at 4.38% Floor + 4.38%),
6.98% , 11/01/26
(a)
................ EUR 512 550,858
9.50% , 07/15/28 ................... 1,316 1,492,290
Scotts Miracle-Gro Co. (The)
4.50% , 10/15/29 ................... USD 5,027 4,686,995
4.00% , 04/01/31 ................... 3,126 2,742,106
4.38% , 02/01/32 ................... 3,362 2,954,015
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(d)
...................... 28,825 27,035,527
Synthomer plc, 7.38%, 05/02/29
(b)
......... EUR 1,904 2,074,236

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock High Yield Portfolio
48
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
WR Grace Holdings LLC
(d)
4.88% , 06/15/27 ................... USD 8,077 $ 7,800,844
5.63% , 08/15/29 ................... 92,608 79,699,058
7.38% , 03/01/31 ................... 17,015 17,000,342
596,113,404
Commercial Services & Supplies — 3.5%
ADT Security Corp. (The), 4.88%, 07/15/32
(d)
.. 10,320 9,633,568
Allied Universal Holdco LLC
4.63% , 06/01/28
(d)
.................. 84,225 79,604,446
4.88% , 06/01/28
(b)
.................. GBP 3,773 4,581,346
6.00% , 06/01/29
(d)
.................. USD 78,484 72,125,314
7.88% , 02/15/31
(d)
.................. 135,777 137,508,157
Amber Finco plc, 6.63%, 07/15/29
(b)
........ EUR 3,278 3,683,977
APi Group DE, Inc.
(d)
4.13% , 07/15/29 ................... USD 10,298 9,541,682
4.75% , 10/15/29 ................... 6,702 6,255,373
Aramark Services, Inc., 5.00%, 02/01/28
(d)
.... 10,373 10,184,041
Arena Luxembourg Finance SARL, (3-mo.
EURIBOR + 2.50%), 4.84%, 05/01/30
(a) (b)
... EUR 1,662 1,798,047
Brink's Co. (The)
(d)
4.63% , 10/15/27 ................... USD 304 298,024
6.50% , 06/15/29 ................... 9,747 9,880,641
6.75% , 06/15/32 ................... 26,596 26,965,737
Clean Harbors, Inc., 5.13%, 07/15/29
(d)
...... 2,198 2,143,664
Deluxe Corp., 8.13%, 09/15/29
(d)
......... 8,581 8,631,085
Garda World Security Corp.
(d)
4.63% , 02/15/27 ................... 18,305 17,817,135
7.75% , 02/15/28 ................... 36,044 36,939,520
6.00% , 06/01/29 ................... 6,656 6,240,650
8.25% , 08/01/32 ................... 39,540 38,588,614
8.38% , 11/15/32 ................... 71,896 70,688,830
GFL Environmental, Inc.
(d)
4.00% , 08/01/28 ................... 11,119 10,567,357
3.50% , 09/01/28 ................... 3,331 3,147,359
4.75% , 06/15/29 ................... 30,488 29,339,821
4.38% , 08/15/29 ................... 15,430 14,554,289
6.75% , 01/15/31 ................... 25,182 25,957,917
Intrum AB
(b)(e)(f)
3.00% , 09/15/27 ................... EUR 4,291 3,665,488
9.25% , 03/15/28 ................... 1,321 1,174,857
Madison IAQ LLC
(d)
4.13% , 06/30/28 ................... USD 8,489 8,011,471
5.88% , 06/30/29 ................... 39,481 37,300,497
OT Midco, Inc., 10.00%, 02/15/30
(d)
........ 3,727 3,208,791
Prime Security Services Borrower LLC, 6.25%,
01/15/28
(d)
...................... 21,609 21,625,963
Raven Acquisition Holdings LLC, 6.88%,
11/15/31
(d)
...................... 21,909 21,275,035
Reworld Holding Corp.
4.88% , 12/01/29
(d)
.................. 5,084 4,728,695
5.00% , 09/01/30 ................... 4,765 4,413,844
RR Donnelley & Sons Co., 9.50%, 08/01/29
(d)
.. 46,413 45,972,123
Techem Verwaltungsgesellschaft 674 mbH,
6.00%, 07/30/26
(b)
................. EUR 2,110 2,281,624
Techem Verwaltungsgesellschaft 675 mbH
5.38% , 07/15/29
(b)
.................. 2,901 3,181,363
Verisure Holding AB, 9.25%, 10/15/27
(b)
..... 1,046 1,183,520
Veritiv Operating Co., 10.50%, 11/30/30
(d)
.... USD 11,435 12,107,664
Waste Pro USA, Inc., 7.00%, 02/01/33
(d)
..... 79,787 80,056,201
Williams Scotsman, Inc.
(d)
4.63% , 08/15/28 ................... 614 595,074
6.63% , 06/15/29 ................... 2,344 2,371,459
6.63% , 04/15/30 ................... 22,796 23,039,686
7.38% , 10/01/31 ................... 12,840 13,222,831
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Wrangler Holdco Corp., 6.63%, 04/01/32
(d)
... USD 20,239 $ 20,606,258
946,699,038
Communications Equipment — 0.3%
(d)
CommScope LLC
4.75% , 09/01/29 ................... 43,458 38,636,319
9.50% , 12/15/31 ................... 40,638 41,857,140
Viavi Solutions, Inc., 3.75%, 10/01/29 ...... 8,063 7,373,216
87,866,675
Construction & Engineering — 0.4%
Arcosa, Inc.
(d)
4.38% , 04/15/29 ................... 17,572 16,467,816
6.88% , 08/15/32 ................... 8,826 8,947,922
Brand Industrial Services, Inc., 10.38%,
08/01/30
(d)
...................... 83,166 79,340,539
Dycom Industries, Inc., 4.50%, 04/15/29
(d)
.... 5,838 5,457,846
Heathrow Finance plc
(b)
3.88% , 03/01/27
(l)
.................. GBP 272 335,553
4.13% , 09/01/29
(l)
.................. 817 960,936
6.63% , 03/01/31 ................... 1,729 2,212,169
Pike Corp., 8.63%, 01/31/31
(d)
........... USD 5,328 5,614,680
119,337,461
Consumer Finance — 1.0%
Ally Financial, Inc., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.45%), 6.65%, 01/17/40
(a)
............ 2,440 2,361,038
Azorra Finance Ltd., 7.75%, 04/15/30
(d)
..... 13,105 12,921,268
Bread Financial Holdings, Inc., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.30%), 8.38%, 06/15/35
(a) (d)
.... 6,087 5,952,022
GGAM Finance Ltd.
(d)
8.00% , 02/15/27 ................... 14,179 14,526,612
8.00% , 06/15/28 ................... 8,717 9,140,716
6.88% , 04/15/29 ................... 16,024 16,214,606
5.88% , 03/15/30 ................... 18,921 18,696,597
Global Aircraft Leasing Co. Ltd., 8.75%,
09/01/27
(d)
...................... 21,211 21,502,651
Macquarie Airfinance Holdings Ltd.
(d)
8.13% , 03/30/29 ................... 14,816 15,548,755
6.50% , 03/26/31 ................... 8,580 8,934,465
Navient Corp., 9.38%, 07/25/30 .......... 22,492 23,960,548
OneMain Finance Corp.
6.63% , 01/15/28 ................... 1,999 2,013,825
6.63% , 05/15/29 ................... 22,068 22,109,245
5.38% , 11/15/29 ................... 7,018 6,676,574
7.88% , 03/15/30 ................... 15,128 15,679,766
4.00% , 09/15/30 ................... 9,679 8,526,751
7.50% , 05/15/31 ................... 9,706 9,876,728
7.13% , 11/15/31 ................... 13,283 13,361,954
6.75% , 03/15/32 ................... 25,297 24,828,500
Rfna LP, 7.88%, 02/15/30
(d)
............. 6,500 6,420,700
SLM Corp.
3.13% , 11/02/26 ................... 6,754 6,524,708
6.50% , 01/31/30 ................... 4,462 4,578,458
270,356,487
Consumer Staples Distribution & Retail — 0.7%
Albertsons Cos., Inc.
(d)
4.63% , 01/15/27 ................... 6,596 6,497,964
5.88% , 02/15/28 ................... 5,883 5,880,132
6.50% , 02/15/28 ................... 5,606 5,684,568
3.50% , 03/15/29 ................... 20,287 18,670,276
4.88% , 02/15/30 ................... 11,775 11,249,339
6.25% , 03/15/33 ................... 17,798 17,971,418
Bellis Acquisition Co. plc, 8.13%, 05/14/30
(b)
.. GBP 2,697 3,252,849
Bellis Finco plc, 4.00%, 02/16/27
(b)
........ 1,529 1,866,535

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock High Yield Portfolio
Consolidated Schedules of Investments
49
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
ELO SACA
(b)
2.88% , 01/29/26 ................... EUR 500 $ 528,539
3.25% , 07/23/27 ................... 1,800 1,847,077
4.88% , 12/08/28 ................... 1,300 1,259,344
KeHE Distributors LLC, 9.00%, 02/15/29
(d)
.... USD 11,150 11,468,953
Lion/Polaris Lux 4 SA, (3-mo. EURIBOR at
0.00% Floor + 3.63%), 6.30%, 07/01/29
(a) (b)
.. EUR 1,208 1,302,945
Market Bidco Finco plc
(b)
4.75% , 11/04/27 ................... 946 990,995
5.50% , 11/04/27 ................... GBP 1,838 2,267,396
Performance Food Group, Inc.
(d)
4.25% , 08/01/29 ................... USD 7,190 6,723,638
6.13% , 09/15/32 ................... 31,914 31,721,281
Picard Groupe SAS, 6.38%, 07/01/29
(b)
..... EUR 651 724,171
United Natural Foods, Inc., 6.75%, 10/15/28
(d)
. USD 19,156 18,916,471
US Foods, Inc.
(d)
4.75% , 02/15/29 ................... 1,219 1,174,881
4.63% , 06/01/30 ................... 3,709 3,522,270
7.25% , 01/15/32 ................... 16,643 17,300,323
Walgreens Boots Alliance, Inc.
8.13% , 08/15/29 ................... 15,059 15,376,670
4.80% , 11/18/44 ................... 8,582 7,769,799
193,967,834
Containers & Packaging — 2.4%
Ardagh Metal Packaging Finance USA LLC
6.00% , 06/15/27
(d)
.................. 24,356 24,017,128
3.25% , 09/01/28
(d)
.................. 840 752,864
3.00% , 09/01/29
(b)
.................. EUR 4,204 3,804,368
4.00% , 09/01/29
(d)
.................. USD 97,076 82,662,635
Ardagh Packaging Finance plc
2.13% , 08/15/26
(b)
.................. EUR 14,538 14,521,967
4.13% , 08/15/26
(d)
.................. USD 31,271 28,721,163
Clydesdale Acquisition Holdings, Inc.
(d)
6.63% , 04/15/29 ................... 22,654 22,779,095
6.88% , 01/15/30 ................... 43,281 43,609,281
8.75% , 04/15/30 ................... 31,224 31,665,672
6.75% , 04/15/32 ................... 55,350 55,732,891
Fiber Midco SpA
10.00% , 06/15/29
(b)
................. EUR 1,802 1,919,275
Graphic Packaging International LLC
3.50% , 03/15/28
(d)
.................. USD 269 253,124
2.63% , 02/01/29
(b)
.................. EUR 4,253 4,312,450
Kleopatra Finco SARL
(b)
4.25% , 03/01/26 ................... 1,620 1,620,328
4.25% , 03/01/26 ................... 1,329 1,329,269
Kleopatra Holdings 2 SCA, 6.50%, 09/01/26
(b)
. 1,123 975,994
LABL, Inc.
(d)
5.88% , 11/01/28 ................... USD 2,104 1,655,762
9.50% , 11/01/28 ................... 30,970 26,184,537
8.63% , 10/01/31 ................... 16,413 12,227,685
Mauser Packaging Solutions Holding Co.
(d)
7.88% , 04/15/27 ................... 188,142 184,379,160
9.25% , 04/15/27 ................... 10,215 9,635,792
OI European Group BV
6.25% , 05/15/28
(d)
.................. EUR 3,358 3,726,319
5.25% , 06/01/29
(b)
.................. 1,747 1,900,366
Owens-Brockway Glass Container, Inc., 6.63%,
05/13/27
(d)
...................... USD 1,272 1,265,032
Sealed Air Corp.
(d)
4.00% , 12/01/27 ................... 5,348 5,147,799
7.25% , 02/15/31 ................... 6,556 6,786,450
6.50% , 07/15/32 ................... 15,692 15,882,717
Trident TPI Holdings, Inc., 12.75%, 12/31/28
(d)
. 8,398 9,007,082
Trivium Packaging Finance BV
(d)(l)
5.50% , 08/15/26 ................... 50,951 50,161,962
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
8.50% , 08/15/27 ................... USD 2,001 $ 1,990,727
648,628,894
Distributors — 0.2%
(d)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 ............... 4,912 4,504,506
Dealer Tire LLC, 8.00%, 02/01/28 ......... 5,668 5,523,441
Gates Corp., 6.88%, 07/01/29 ........... 18,615 18,937,486
Resideo Funding, Inc.
4.00% , 09/01/29 ................... 3,756 3,410,016
6.50% , 07/15/32 ................... 26,928 26,863,640
59,239,089
Diversified Consumer Services — 0.9%
Belron UK Finance plc, 5.75%, 10/15/29
(d)
.... 47,681 47,347,233
Mavis Tire Express Services Topco Corp., 6.50%,
05/15/29
(d)
...................... 5,670 5,366,403
Pachelbel Bidco SpA
(b)
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.86% , 05/17/31
(a)
................ EUR 863 939,489
7.13% , 05/17/31 ................... 1,140 1,305,622
Service Corp. International
3.38% , 08/15/30 ................... USD 4,902 4,368,582
4.00% , 05/15/31 ................... 22,358 20,250,079
5.75% , 10/15/32 ................... 69,765 68,560,598
Sotheby's
(d)
7.38% , 10/15/27 ................... 37,331 35,942,689
5.88% , 06/01/29 ................... 11,017 9,672,372
Wand NewCo 3, Inc., 7.63%, 01/30/32
(d)
..... 47,315 48,419,683
242,172,750
Diversified REITs — 0.6%
(d)
Digital Realty Trust LP, 1.88%, 11/15/29
(k)
.... 5,773 5,717,002
Global Net Lease, Inc., 3.75%, 12/15/27 ..... 4,484 4,220,300
Iron Mountain Information Management Services,
Inc., 5.00%, 07/15/32 ............... 14,182 13,094,303
Uniti Group LP, 10.50%, 02/15/28 ......... 122,314 129,933,184
152,964,789
Diversified Telecommunication Services — 4.8%
Altice Financing SA
(d)
5.00% , 01/15/28 ................... 11,161 8,374,401
5.75% , 08/15/29 ................... 43,743 31,997,289
Altice France SA
3.38% , 01/15/28
(b)
.................. EUR 1,825 1,571,693
5.50% , 01/15/28
(d)
.................. USD 742 592,832
4.13% , 01/15/29
(b)
.................. EUR 378 326,256
5.13% , 01/15/29
(d)
.................. USD 19,166 15,056,894
5.13% , 07/15/29
(d)
.................. 60,080 47,062,647
4.25% , 10/15/29
(b)
.................. EUR 385 332,520
5.50% , 10/15/29
(d)
.................. USD 33,463 26,514,589
British Telecommunications plc, (5-Year U.K.
Government Bonds Note Generic Bid Yield +
3.82%), 8.38%, 12/20/83
(a) (b)
........... GBP 1,835 2,524,482
CCO Holdings LLC
5.38% , 06/01/29
(d)
.................. USD 13,241 12,812,044
6.38% , 09/01/29
(d)
.................. 60,455 60,274,451
4.75% , 03/01/30
(d)
.................. 2,743 2,543,972
4.50% , 08/15/30
(d)
.................. 7,671 6,982,966
4.25% , 02/01/31
(d)
.................. 23,692 20,994,140
7.38% , 03/01/31
(d)
.................. 69,708 70,821,585
4.75% , 02/01/32
(d)
.................. 23,325 20,710,147
4.50% , 05/01/32 ................... 3,931 3,412,337
4.50% , 06/01/33
(d)
.................. 6,639 5,662,023
4.25% , 01/15/34
(d)
.................. 68,024 55,949,740
Cellnex Telecom SA
(b)(k)
2.13% , 08/11/30 ................... EUR 1,300 1,484,422
0.75% , 11/20/31 ................... 2,600 2,464,418

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock High Yield Portfolio
50
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Fibercop SpA
Series 2033 , 6.38% , 11/15/33
(d)
......... USD 5,637 $ 5,359,152
Series 2034 , 6.00% , 09/30/34
(d)
......... 11,821 10,766,223
7.20% , 07/18/36
(d)
.................. 15,290 14,723,661
7.72% , 06/04/38
(d)
.................. 6,228 6,236,215
5.25% , 03/17/55 ................... EUR 400 397,982
Frontier Communications Holdings LLC
5.88% , 10/15/27
(d)
.................. USD 14,491 14,474,672
5.00% , 05/01/28
(d)
.................. 28,027 27,652,476
5.88% , 11/01/29 ................... 11,942 11,942,646
6.00% , 01/15/30
(d)
.................. 17,055 17,092,726
8.75% , 05/15/30
(d)
.................. 90,118 94,933,185
8.63% , 03/15/31
(d)
.................. 28,421 30,273,192
Global Switch Finance BV, 1.38%, 10/07/30
(b)
.. EUR 1,830 1,850,976
Iliad Holding SASU
7.00% , 10/15/28
(d)
.................. USD 8,590 8,694,227
5.38% , 04/15/30
(b)
.................. EUR 2,913 3,164,064
6.88% , 04/15/31
(b)
.................. 1,615 1,837,910
8.50% , 04/15/31
(d)
.................. USD 44,999 47,193,241
7.00% , 04/15/32
(d)
.................. 40,203 40,256,154
Iliad SA, 5.38%, 02/15/29
(b)
............. EUR 1,000 1,125,341
Intelsat Jackson Holdings SA, 6.50%, 03/15/30
(d)
USD 1,184 1,124,848
Kaixo Bondco Telecom SA, 5.13%, 09/30/29
(b)
. EUR 1,487 1,615,842
Level 3 Financing, Inc.
(d)
10.50% , 04/15/29 .................. USD 75,797 83,376,477
4.88% , 06/15/29 ................... 47,849 40,449,289
11.00% , 11/15/29 .................. 80,660 89,898,865
4.50% , 04/01/30 ................... 22,479 17,983,255
10.50% , 05/15/30 .................. 45,015 48,233,285
3.88% , 10/15/30 ................... 2,827 2,133,820
10.75% , 12/15/30 .................. 48,237 53,302,238
Lorca Telecom Bondco SA
(b)
4.00% , 09/18/27 ................... EUR 2,788 3,008,861
5.75% , 04/30/29 ................... 2,060 2,317,704
Lumen Technologies, Inc.
(d)
4.13% , 04/15/30 ................... USD 10,451 9,757,080
10.00% , 10/15/32 .................. 14,763 14,738,302
RCS & RDS SA, 3.25%, 02/05/28
(b)
........ EUR 900 943,975
Sable International Finance Ltd., 7.13%,
10/15/32
(d)
...................... USD 31,501 30,303,962
Telecom Italia Capital SA, 7.72%, 06/04/38 ... 5,677 5,879,675
Telecom Italia SpA
(b)
2.75% , 04/15/25 ................... EUR 2,338 2,526,183
3.00% , 09/30/25 ................... 1,000 1,079,484
Virgin Media Secured Finance plc
5.25% , 05/15/29
(b)
.................. GBP 777 934,184
4.25% , 01/15/30
(b)
.................. 1,584 1,780,135
4.13% , 08/15/30
(b)
.................. 835 922,321
4.50% , 08/15/30
(d)
.................. USD 2,507 2,205,206
Windstream Services LLC, 8.25%, 10/01/31
(d)
. 101,767 103,609,695
Zayo Group Holdings, Inc.
(d)
4.00% , 03/01/27 ................... 27,138 24,718,338
6.13% , 03/01/28 ................... 19,366 16,107,617
1,295,390,532
Electric Utilities — 1.5%
Alpha Generation LLC, 6.75%, 10/15/32
(d)
.... 24,774 24,790,093
California Buyer Ltd.
5.63% , 02/15/32
(b)
.................. EUR 2,053 2,247,419
6.38% , 02/15/32
(d)
.................. USD 15,758 15,279,855
ContourGlobal Power Holdings SA
5.00% , 02/28/30
(b)
.................. EUR 1,463 1,568,100
6.75% , 02/28/30
(d)
.................. USD 27,469 27,589,863
Duke Energy Corp., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.59%), 6.45%, 09/01/54
(a)
............ 12,555 12,533,810
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
EDP SA
(a)(b)
(5-Year EURIBOR ICE Swap Rate + 2.05%),
4.75% , 05/29/54 ................. EUR 1,700 $ 1,861,233
(5-Year EURIBOR ICE Swap Rate + 2.40%),
4.63% , 09/16/54 ................. 2,100 2,282,084
(5-Year EUR Swap Annual + 1.84%), 1.70% ,
07/20/80 ...................... 800 859,414
(5-Year EUR Swap Annual + 2.38%), 1.88% ,
08/02/81 ...................... 2,700 2,862,965
Enel SpA, (5-Year EURIBOR ICE Swap Rate +
2.01%), 4.25%
(a) (b) (j)
................ 1,000 1,067,217
FirstEnergy Corp., 4.00%, 05/01/26
(k)
....... USD 40,287 40,810,731
NextEra Energy Capital Holdings, Inc.
(a)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.46%), 6.75% ,
06/15/54 ...................... 12,564 12,824,666
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 6.38% ,
08/15/55 ...................... 16,990 17,008,298
NRG Energy, Inc.
(d)
5.75% , 07/15/29 ................... 12,584 12,347,558
6.00% , 02/01/33 ................... 54,984 53,490,446
6.25% , 11/01/34 ................... 54,360 53,512,511
Pattern Energy Operations LP, 4.50%, 08/15/28
(d)
2,273 2,114,714
Southern Co. (The), 4.50%, 06/15/27
(d) (k)
..... 13,361 14,707,789
Terna - Rete Elettrica Nazionale, (5-Year
EURIBOR ICE Swap Rate + 2.14%),
4.75%
(a) (b) (j)
..................... EUR 1,725 1,896,892
Vistra Operations Co. LLC
(d)
7.75% , 10/15/31 ................... USD 19,024 19,922,879
6.88% , 04/15/32 ................... 25,939 26,437,441
XPLR Infrastructure Operating Partners LP,
8.38%, 01/15/31
(d)
................. 59,438 58,450,482
406,466,460
Electrical Equipment — 0.1%
(d)
Sensata Technologies BV, 4.00%, 04/15/29 ... 4,683 4,304,165
Vertiv Group Corp., 4.13%, 11/15/28 ....... 32,132 30,588,433
34,892,598
Electronic Equipment, Instruments & Components — 0.4%
(d)
Coherent Corp., 5.00%, 12/15/29 ......... 26,335 25,122,644
Insight Enterprises, Inc., 6.63%, 05/15/32 .... 14,367 14,479,436
Sensata Technologies, Inc.
4.38% , 02/15/30 ................... 37,122 34,292,134
3.75% , 02/15/31 ................... 5,654 4,936,741
6.63% , 07/15/32 ................... 33,493 33,154,820
Zebra Technologies Corp., 6.50%, 06/01/32 ... 6,766 6,847,496
118,833,271
Energy Equipment & Services — 1.6%
Archrock Partners LP
(d)
6.88% , 04/01/27 ................... 1,146 1,146,613
6.25% , 04/01/28 ................... 46,655 46,690,784
6.63% , 09/01/32 ................... 33,162 33,292,260
Borr IHC Ltd.
(d)
10.00% , 11/15/28 .................. 8,364 7,911,063
10.38% , 11/15/30 .................. 9,631 8,944,458
Diamond Foreign Asset Co., 8.50%, 10/01/30
(d)
. 5,779 5,922,052
Enerflex Ltd., 9.00%, 10/15/27
(d)
.......... 5,010 5,126,943
Kodiak Gas Services LLC, 7.25%, 02/15/29
(d)
.. 37,653 38,381,661
Nabors Industries Ltd., 7.50%, 01/15/28
(d)
.... 4,195 3,861,457
Nabors Industries, Inc., 7.38%, 05/15/27
(d)
.... 19,430 19,163,795
Noble Finance II LLC, 8.00%, 04/15/30
(d)
.... 12,855 12,847,443
Oceaneering International, Inc., 6.00%, 02/01/28 4,248 4,203,017
OEG Finance plc, 7.25%, 09/27/29
(b)
....... EUR 1,272 1,418,581
Star Holding LLC, 8.75%, 08/01/31
(d)
....... USD 16,420 15,694,935

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock High Yield Portfolio
Consolidated Schedules of Investments
51
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
TGS ASA, 8.50%, 01/15/30
(d)
............ USD 4,360 $ 4,504,083
Transocean Aquila Ltd., 8.00%, 09/30/28
(d)
... 7,006 7,120,577
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(d)
...................... 3,879 3,962,301
Transocean, Inc.
(d)
8.00% , 02/01/27 ................... 24,193 24,102,192
8.25% , 05/15/29 ................... 22,804 22,290,339
8.75% , 02/15/30 ................... 26,354 27,370,693
8.50% , 05/15/31 ................... 20,444 19,865,097
USA Compression Partners LP, 7.13%,
03/15/29
(d)
...................... 32,678 33,235,781
Valaris Ltd., 8.38%, 04/30/30
(d)
........... 39,786 39,831,674
Vallourec SACA, 7.50%, 04/15/32
(d)
........ 22,167 23,161,190
Vantage Drilling International Ltd., 9.50%,
02/15/28
(d)
...................... 957 957,000
Weatherford International Ltd., 8.63%, 04/30/30
(d)
24,831 25,212,801
436,218,790
Entertainment — 0.3%
Banijay Entertainment SAS
7.00% , 05/01/29
(b)
.................. EUR 2,238 2,526,524
8.13% , 05/01/29
(d)
.................. USD 4,483 4,606,574
Cinemark USA, Inc., 7.00%, 08/01/32
(d)
..... 6,856 6,920,686
Lions Gate Capital Holdings 1, Inc., 5.50%,
04/15/29
(d)
...................... 13,501 12,526,152
Live Nation Entertainment, Inc.
(d)
4.75% , 10/15/27 ................... 11,849 11,550,845
3.75% , 01/15/28 ................... 6,495 6,180,099
Odeon Finco plc, 12.75%, 11/01/27
(d)
....... 17,241 18,018,928
Pinewood Finco plc
(b)
3.63% , 11/15/27 ................... GBP 560 683,594
6.00% , 03/27/30 ................... 3,744 4,767,646
Playtika Holding Corp., 4.25%, 03/15/29
(d)
.... USD 4,614 4,061,683
71,842,731
Financial Services — 2.8%
Apollo Global Management, Inc., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.17%), 6.00%, 12/15/54
(a)
..... 23,856 23,042,627
Block, Inc.
2.75% , 06/01/26 ................... 16,670 16,168,371
3.50% , 06/01/31 ................... 4,980 4,378,449
6.50% , 05/15/32
(d)
.................. 111,755 112,881,610
Boost Newco Borrower LLC, 7.50%, 01/15/31
(d)
65,105 67,770,128
Bracken MidCo1 plc, 6.75%, (6.75% Cash or
7.50% PIK), 11/01/27
(b) (i)
............. GBP 1,674 2,130,148
Corebridge Financial, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 6.38%, 09/15/54
(a)
............ USD 15,828 15,724,914
Fidelity Grand Harbour CLO DAC, Series 2023-
2X, Class D, (3-mo. EURIBOR at 4.10% Floor
+ 4.10%), 6.89%, 04/15/38
(a) (b)
......... EUR 469 511,063
Freedom Mortgage Holdings LLC
(d)
9.25% , 02/01/29 ................... USD 11,674 11,855,402
9.13% , 05/15/31 ................... 24,265 24,418,185
8.38% , 04/01/32 ................... 15,192 14,844,103
Garfunkelux Holdco 3 SA
(b)
6.75% , 11/01/25 ................... EUR 759 567,269
7.75% , 11/01/25 ................... GBP 777 687,528
Global Payments, Inc., 1.50%, 03/01/31
(k)
.... USD 26,933 25,370,886
Hannon Armstrong Sustainable Infrastructure
Capital, Inc., 6.38%, 07/01/34
(d)
......... 16,526 16,334,167
Jefferies Finance LLC
(d)
5.00% , 08/15/28 ................... 19,778 18,594,186
6.63% , 10/15/31 ................... 5,397 5,339,764
Jerrold Finco plc, 5.25%, 01/15/27
(b)
....... GBP 1,786 2,279,381
Security
Par (000)
Par (000) Value
Financial Services (continued)
Midcap Financial Issuer Trust
(d)
6.50% , 05/01/28 ................... USD 22,295 $ 21,489,988
5.63% , 01/15/30 ................... 6,535 5,919,332
Nationstar Mortgage Holdings, Inc.
(d)
6.00% , 01/15/27 ................... 76 75,960
6.50% , 08/01/29 ................... 33,598 34,061,585
5.13% , 12/15/30 ................... 5,705 5,690,376
5.75% , 11/15/31 ................... 9,639 9,635,996
7.13% , 02/01/32 ................... 58,033 60,282,688
Nationwide Building Society
(a)(b)(j)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.63%), 5.75% ..... GBP 1,316 1,652,277
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.85%), 7.50% ..... 2,240 2,871,818
NCR Atleos Corp., 9.50%, 04/01/29
(d)
....... USD 3,854 4,178,911
Nexi SpA, 0.00%, 02/24/28
(b) (k) (m)
.......... EUR 5,900 5,759,780
PennyMac Financial Services, Inc.
(d)
7.88% , 12/15/29 ................... USD 10,294 10,708,858
7.13% , 11/15/30 ................... 22,138 22,491,433
6.88% , 02/15/33 ................... 14,514 14,423,288
ProGroup AG
(b)
5.13% , 04/15/29 ................... EUR 984 1,050,167
5.38% , 04/15/31 ................... 1,265 1,329,622
Rocket Mortgage LLC
(d)
2.88% , 10/15/26 ................... USD 22,344 21,415,341
3.88% , 03/01/31 ................... 9,179 8,222,547
4.00% , 10/15/33 ................... 8,083 6,933,581
Shift4 Payments LLC, 6.75%, 08/15/32
(d)
.... 59,635 60,108,544
Shift4 Payments, Inc., 0.00%, 12/15/25
(k) (m)
... 2,000 2,288,000
Stena International SA
7.25% , 01/15/31
(b)
.................. 3,129 3,127,554
7.25% , 01/15/31
(d)
.................. 2,325 2,323,925
7.63% , 02/15/31
(d)
.................. 1,028 1,043,905
Thames Water Utilities Finance plc, 4.00%,
04/18/27
(b)
...................... EUR 961 772,884
Titanium 2l Bondco SARL, 6.25%, (6.25% Cash
or 6.25% PIK), 01/14/31
(i)
............ 5,120 1,614,644
UWM Holdings LLC, 6.63%, 02/01/30
(d)
..... USD 35,339 35,050,348
Walker & Dunlop, Inc., 6.63%, 04/01/33
(d)
.... 10,619 10,592,453
WEX, Inc., 6.50%, 03/15/33
(d)
........... 26,301 26,012,635
Worldline SA, 0.00%, 07/30/26
(b) (k) (m)
....... EUR 4,015 4,223,315
748,249,936
Food Products — 1.3%
B&G Foods, Inc., 8.00%, 09/15/28
(d)
....... USD 5,501 5,527,107
Chobani Holdco II LLC, 8.75%, (8.75% Cash or
9.50% PIK), 10/01/29
(d) (i)
............. 92,274 95,866,586
Chobani LLC
(d)
4.63% , 11/15/28 ................... 41,717 40,140,339
7.63% , 07/01/29 ................... 71,087 73,037,760
Darling Global Finance BV, 3.63%, 05/15/26
(b)
. EUR 4,402 4,725,183
Darling Ingredients, Inc., 6.00%, 06/15/30
(d)
... USD 18,648 18,534,982
Fiesta Purchaser, Inc.
(d)
7.88% , 03/01/31 ................... 3,557 3,672,482
9.63% , 09/15/32 ................... 5,820 5,980,829
Irca SpA, (3-mo. EURIBOR at 0.00% Floor +
3.75%), 6.25%, 12/15/29
(a) (b)
........... EUR 1,000 1,081,300
Lamb Weston Holdings, Inc.
(d)
4.88% , 05/15/28 ................... USD 5,545 5,413,698
4.13% , 01/31/30 ................... 5,961 5,552,632
4.38% , 01/31/32 ................... 21,227 19,389,964
Post Holdings, Inc.
(d)
4.63% , 04/15/30 ................... 1,289 1,203,750
4.50% , 09/15/31 ................... 2,107 1,908,291
6.25% , 02/15/32 ................... 13,609 13,688,878
6.38% , 03/01/33 ................... 23,576 23,182,646

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock High Yield Portfolio
52
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Food Products (continued)
6.25% , 10/15/34 ................... USD 19,615 $ 19,312,201
Simmons Foods, Inc., 4.63%, 03/01/29
(d)
.... 9,175 8,505,612
Tereos Finance Groupe I SA
(b)
4.75% , 04/30/27 ................... EUR 252 273,534
7.25% , 04/15/28 ................... 1,933 2,158,083
5.75% , 04/30/31 ................... 1,025 1,114,705
350,270,562
Gas Utilities — 0.1%
AltaGas Ltd., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.57%),
7.20%, 10/15/54
(a) (d)
................ USD 14,809 14,608,887
Suburban Propane Partners LP, 5.00%,
06/01/31
(d)
...................... 4,099 3,700,670
UGI International LLC, 2.50%, 12/01/29
(b)
.... EUR 1,574 1,574,504
19,884,061
Ground Transportation — 0.4%
BCP V Modular Services Finance II plc
(b)
4.75% , 11/30/28 ................... 2,400 2,510,882
6.13% , 11/30/28 ................... GBP 2,264 2,777,887
Boels Topholding BV
(b)
6.25% , 02/15/29 ................... EUR 1,589 1,774,027
5.75% , 05/15/30 ................... 1,399 1,546,957
Brightline East LLC, 11.00%, 01/31/30
(d)
..... USD 13,279 11,696,874
Clue Opco LLC, 9.50%, 10/15/31
(d)
........ 5,787 5,788,707
EC Finance plc, 3.00%, 10/15/26
(b)
........ EUR 1,041 1,094,622
Edge Finco plc, 8.13%, 08/15/31
(b)
........ GBP 3,496 4,606,277
EquipmentShare.com, Inc., 8.00%, 03/15/33
(d)
. USD 8,778 8,838,795
Genesee & Wyoming, Inc., 6.25%, 04/15/32
(d)
. 29,794 29,770,591
Hertz Corp. (The), 12.63%, 07/15/29
(d)
...... 10,078 9,100,221
Kapla Holding SAS
(b)
(3-mo. EURIBOR at 0.00% Floor + 3.50%),
6.00% , 07/31/30
(a)
................ EUR 1,711 1,853,832
5.00% , 04/30/31 ................... 872 940,419
La Poste SA, (5-Year EURIBOR ICE Swap Rate
+ 2.68%), 5.00%
(a) (b) (j)
............... 1,700 1,855,121
Loxam SAS, 6.38%, 05/15/28
(b)
.......... 1,768 1,971,970
Mobico Group plc
(b)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.14%), 4.25%
(a) (j)
... GBP 2,268 2,797,853
3.62% , 11/20/28
(l)
.................. 714 851,989
4.88% , 09/26/31 ................... EUR 320 339,680
SGL Group ApS
(a)
(3-mo. EURIBOR at 0.00% Floor + 4.75%),
7.43% , 04/22/30 ................. 2,690 2,943,339
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.78% , 02/24/31
(b) (d)
............... 513 554,818
Watco Cos. LLC, 7.13%, 08/01/32
(d)
....... USD 8,603 8,650,815
102,265,676
Health Care Equipment & Supplies — 1.2%
Avantor Funding, Inc.
2.63% , 11/01/25
(b)
.................. EUR 5,701 6,125,038
3.88% , 07/15/28
(b)
.................. 1,235 1,321,234
4.63% , 07/15/28
(d)
.................. USD 23,466 22,616,306
3.88% , 11/01/29
(d)
.................. 13,639 12,591,843
Bausch + Lomb Corp., 8.38%, 10/01/28
(d)
.... 78,480 81,423,000
Insulet Corp., 6.50%, 04/01/33
(d)
.......... 17,827 18,120,418
Medline Borrower LP
(d)
3.88% , 04/01/29 ................... 26,017 24,318,959
6.25% , 04/01/29 ................... 34,400 34,837,878
5.25% , 10/01/29 ................... 103,438 99,256,353
Neogen Food Safety Corp., 8.63%, 07/20/30
(d)
. 10,428 10,979,610
Sotera Health Holdings LLC, 7.38%, 06/01/31
(d)
12,116 12,317,501
323,908,140
Security
Par (000)
Par (000) Value
Health Care Providers & Services — 2.5%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33
(d)
. USD 11,896 $ 11,884,280
AHP Health Partners, Inc., 5.75%, 07/15/29
(d)
.. 26,474 24,561,477
Community Health Systems, Inc.
(d)
5.63% , 03/15/27 ................... 65,051 62,118,573
6.00% , 01/15/29 ................... 30,070 26,721,788
5.25% , 05/15/30 ................... 51,012 42,087,165
4.75% , 02/15/31 ................... 16,784 13,267,355
10.88% , 01/15/32 .................. 55,915 55,085,825
Concentra Escrow Issuer Corp., 6.88%,
07/15/32
(d)
...................... 24,104 24,525,974
DaVita, Inc., 6.88%, 09/01/32
(d)
.......... 11,172 11,234,675
Encompass Health Corp.
4.75% , 02/01/30 ................... 11,373 10,941,648
4.63% , 04/01/31 ................... 5,903 5,532,362
Ephios Subco 3 SARL, 7.88%, 01/31/31
(b)
.... EUR 2,828 3,257,708
HAH Group Holding Co. LLC, 9.75%, 10/01/31
(d)
USD 16,194 15,595,737
HealthEquity, Inc., 4.50%, 10/01/29
(d)
....... 36,571 34,281,268
LifePoint Health, Inc.
(d)
9.88% , 08/15/30 ................... 7,837 8,268,834
11.00% , 10/15/30 .................. 49,396 53,698,836
8.38% , 02/15/32 ................... 30,217 30,424,255
10.00% , 06/01/32 .................. 23,598 22,510,368
Molina Healthcare, Inc.
(d)
4.38% , 06/15/28 ................... 915 871,505
3.88% , 11/15/30 ................... 91 81,458
3.88% , 05/15/32 ................... 8,274 7,259,028
6.25% , 01/15/33 ................... 19,399 19,092,275
Option Care Health, Inc., 4.38%, 10/31/29
(d)
... 11,313 10,555,118
Prime Healthcare Services, Inc., 9.38%,
09/01/29
(d)
...................... 8,058 7,602,347
Star Parent, Inc., 9.00%, 10/01/30
(d)
........ 31,485 31,033,357
Surgery Center Holdings, Inc., 7.25%, 04/15/32
(d)
56,557 55,928,262
Tenet Healthcare Corp., 6.75%, 05/15/31 .... 57,344 58,163,255
US Acute Care Solutions LLC, 9.75%, 05/15/29
(d)
24,830 24,758,432
671,343,165
Health Care REITs — 0.3%
MPT Operating Partnership LP
7.00% , 02/15/32
(d)
.................. EUR 19,230 21,148,400
7.00% , 02/15/32
(b)
.................. 2,698 2,967,154
8.50% , 02/15/32
(d)
.................. USD 61,357 62,504,008
86,619,562
Health Care Technology — 0.0%
IQVIA, Inc.
1.75% , 03/15/26
(b)
.................. EUR 2,964 3,140,874
2.25% , 03/15/29
(b)
.................. 600 604,987
6.50% , 05/15/30
(d)
.................. USD 2,391 2,433,491
6,179,352
Hotel & Resort REITs — 0.8%
Park Intermediate Holdings LLC, 7.00%,
02/01/30
(d)
...................... 13,761 13,862,611
Pebblebrook Hotel LP, 6.38%, 10/15/29
(d)
.... 7,868 7,779,066
Pebblebrook Hotel Trust, 1.75%, 12/15/26
(k)
... 885 827,032
RHP Hotel Properties LP
(d)
4.50% , 02/15/29 ................... 11,328 10,716,719
6.50% , 04/01/32 ................... 51,152 51,060,355
RLJ Lodging Trust LP
(d)
3.75% , 07/01/26 ................... 3,645 3,563,675
4.00% , 09/15/29 ................... 2,470 2,215,655
Service Properties Trust
8.63% , 11/15/31
(d)
.................. 86,667 91,426,242
8.88% , 06/15/32 ................... 28,878 28,578,105
XHR LP, 6.63%, 05/15/30
(d)
............. 7,893 7,748,878
217,778,338

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock High Yield Portfolio
Consolidated Schedules of Investments
53
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure — 5.1%
1011778 BC ULC
(d)
3.88% , 01/15/28 ................... USD 1,368 $ 1,307,486
4.38% , 01/15/28 ................... 11,548 11,105,503
5.63% , 09/15/29 ................... 9,441 9,345,955
4.00% , 10/15/30 ................... 17,901 16,200,673
Allwyn Entertainment Financing UK plc
7.88% , 04/30/29
(d)
.................. 8,600 8,873,222
7.25% , 04/30/30
(b)
.................. EUR 2,572 2,913,206
Aramark International Finance SARL, 3.13%,
04/01/25
(b)
...................... 7,876 8,516,319
Bertrand Franchise Finance SAS, (3-mo.
EURIBOR at 0.00% Floor + 3.75%), 6.49%,
07/18/30
(a) (b)
..................... 1,934 2,096,546
Boyne USA, Inc., 4.75%, 05/15/29
(d)
....... USD 20,493 19,293,589
Caesars Entertainment, Inc.
(d)
4.63% , 10/15/29 ................... 233 214,158
7.00% , 02/15/30 ................... 81,740 82,859,757
6.50% , 02/15/32 ................... 42,039 41,902,684
6.00% , 10/15/32 ................... 10,903 10,181,978
Carnival Corp.
(d)
6.00% , 05/01/29 ................... 38,204 37,936,421
6.13% , 02/15/33 ................... 65,931 64,970,362
Churchill Downs, Inc.
(d)
4.75% , 01/15/28 ................... 25,101 24,385,541
5.75% , 04/01/30 ................... 46,105 45,096,695
6.75% , 05/01/31 ................... 30,871 31,114,202
Cirsa Finance International SARL
(b)
10.38% , 11/30/27 .................. EUR 366 417,459
(3-mo. EURIBOR + 4.50%), 7.11% ,
07/31/28
(a)
..................... 1,116 1,220,608
7.88% , 07/31/28 ................... 494 558,930
6.50% , 03/15/29 ................... 587 659,033
CPUK Finance Ltd.
(b)
4.50% , 08/28/27 ................... GBP 620 766,030
7.88% , 08/28/29 ................... 517 675,861
Deuce Finco plc, 5.50%, 06/15/27
(b)
........ 1,223 1,550,173
Elior Group SA, 3.75%, 07/15/26
(b)
........ EUR 765 823,886
Fertitta Entertainment LLC
(d)
4.63% , 01/15/29 ................... USD 21,423 19,730,710
6.75% , 01/15/30 ................... 8,122 7,022,259
Great Canadian Gaming Corp., 8.75%,
11/15/29
(d)
...................... 25,899 26,020,612
Hilton Domestic Operating Co., Inc.
(d)
4.00% , 05/01/31 ................... 2,177 1,971,529
3.63% , 02/15/32 ................... 3,976 3,484,932
6.13% , 04/01/32 ................... 3,950 3,965,031
5.88% , 03/15/33 ................... 43,102 42,676,924
Inter Media & Communication SpA, 6.75%,
02/09/27
(b)
...................... EUR 2,032 2,224,753
Light & Wonder International, Inc.
(d)
7.25% , 11/15/29 ................... USD 3,781 3,832,769
7.50% , 09/01/31 ................... 13,036 13,353,792
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(d)
...................... 11,227 11,440,627
Lindblad Expeditions LLC, 6.75%, 02/15/27
(d)
.. 11,484 11,416,766
Lottomatica Group SpA
(b)
5.38% , 06/01/30 ................... EUR 463 514,105
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
6.49% , 12/15/30
(a)
................ 1,356 1,471,486
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
5.74% , 06/01/31
(a)
................ 933 1,016,447
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(d)
USD 18,522 14,129,819
Melco Resorts Finance Ltd.
(d)
4.88% , 06/06/25 ................... 12,056 12,011,393
5.63% , 07/17/27 ................... 800 784,000
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
5.75% , 07/21/28 ................... USD 3,400 $ 3,272,500
5.38% , 12/04/29 ................... 32,198 29,621,838
7.63% , 04/17/32 ................... 17,566 17,540,968
Merlin Entertainments Group US Holdings, Inc.,
7.38%, 02/15/31
(d)
................. 23,087 21,806,738
MGM China Holdings Ltd.
(d)
4.75% , 02/01/27 ................... 9,538 9,323,395
7.13% , 06/26/31 ................... 5,787 5,909,974
MGM Resorts International, 6.13%, 09/15/29 .. 28,090 27,811,641
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(d)
...................... 4,792 4,497,388
Mohegan Tribal Gaming Authority, 8.25%,
04/15/30
(d)
...................... 13,118 12,891,805
Motion Finco SARL, 7.38%, 06/15/30
(b)
...... EUR 1,157 1,236,583
NCL Corp. Ltd.
(d)
8.13% , 01/15/29 ................... USD 4,109 4,321,982
7.75% , 02/15/29 ................... 3,713 3,869,748
6.25% , 03/01/30 ................... 9,538 9,363,871
6.75% , 02/01/32 ................... 37,776 37,315,235
NCL Finance Ltd., 6.13%, 03/15/28
(d)
....... 7,852 7,826,880
Pinnacle Bidco plc, 10.00%, 10/11/28
(b)
...... GBP 1,393 1,901,704
Premier Entertainment Sub LLC
(d)
5.63% , 09/01/29 ................... USD 5,317 3,907,995
5.88% , 09/01/31 ................... 9,034 5,985,025
Raising Cane's Restaurants LLC, 9.38%,
05/01/29
(d)
...................... 3,189 3,387,933
Rivers Enterprise Borrower LLC, 6.63%,
02/01/33
(d)
...................... 12,087 11,884,930
Royal Caribbean Cruises Ltd.
(d)
5.63% , 09/30/31 ................... 76,663 75,277,152
6.00% , 02/01/33 ................... 56,243 56,207,946
Sabre GLBL, Inc.
(d)
8.63% , 06/01/27 ................... 22,279 22,046,919
10.75% , 11/15/29 .................. 32,587 32,824,130
Scientific Games Holdings LP, 6.63%, 03/01/30
(d)
19,610 18,494,050
Six Flags Entertainment Corp.
7.00% , 07/01/25
(d)
.................. 1,991 1,993,294
5.38% , 04/15/27 ................... 31 30,607
5.25% , 07/15/29 ................... 1,701 1,609,634
7.25% , 05/15/31
(d)
.................. 17,912 17,981,028
6.63% , 05/01/32
(d)
.................. 3,065 3,090,355
Station Casinos LLC
(d)
4.50% , 02/15/28 ................... 9,401 9,004,390
4.63% , 12/01/31 ................... 20,586 18,496,956
6.63% , 03/15/32 ................... 10,792 10,703,579
Stonegate Pub Co. Financing plc
(b)
(3-mo. EURIBOR + 6.63%), 9.18% ,
07/31/29
(a)
..................... EUR 2,263 2,503,529
10.75% , 07/31/29 .................. GBP 1,584 2,112,631
TUI AG, 5.88%, 03/15/29
(b)
............. EUR 1,527 1,704,857
TUI Cruises GmbH
(b)
6.50% , 05/15/26 ................... 273 296,153
6.25% , 04/15/29 ................... 418 468,368
5.00% , 05/15/30 ................... 1,895 2,059,309
Vail Resorts, Inc., 6.50%, 05/15/32
(d)
....... USD 20,126 20,349,019
Viking Cruises Ltd.
(d)
5.88% , 09/15/27 ................... 12,325 12,262,635
9.13% , 07/15/31 ................... 45,185 48,263,499
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(d)
...................... 8,471 8,328,148
Wynn Macau Ltd.
(d)
5.50% , 01/15/26 ................... 10,758 10,691,838
5.50% , 10/01/27 ................... 2,600 2,551,250
5.63% , 08/26/28 ................... 61,145 58,775,631
4.50% , 03/07/29
(k)
.................. 1,658 1,669,606

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock High Yield Portfolio
54
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
5.13% , 12/15/29 ................... USD 22,329 $ 20,738,059
Wynn Resorts Finance LLC
(d)
5.13% , 10/01/29 ................... 35,779 34,335,356
7.13% , 02/15/31 ................... 36,919 38,205,996
6.25% , 03/15/33 ................... 20,053 19,530,327
1,378,338,615
Household Durables — 0.7%
Ashton Woods USA LLC
(d)
4.63% , 08/01/29 ................... 4,879 4,415,744
4.63% , 04/01/30 ................... 3,541 3,201,809
Beazer Homes USA, Inc.
5.88% , 10/15/27 ................... 3,979 3,901,390
7.50% , 03/15/31
(d)
.................. 2,553 2,473,384
Brookfield Residential Properties, Inc.
(d)
5.00% , 06/15/29 ................... 20,861 18,809,189
4.88% , 02/15/30 ................... 13,025 11,384,805
CD&R Smokey Buyer, Inc., 9.50%, 10/15/29
(d)
. 12,476 11,384,350
Dream Finders Homes, Inc., 8.25%, 08/15/28
(d)
. 6,941 7,173,655
Empire Communities Corp., 9.75%, 05/01/29
(d)
. 3,105 3,140,369
K. Hovnanian Enterprises, Inc., 11.75%,
09/30/29
(d)
...................... 38,306 40,972,607
LGI Homes, Inc.
(d)
8.75% , 12/15/28 ................... 5,264 5,486,025
4.00% , 07/15/29 ................... 5,385 4,754,154
7.00% , 11/15/32 ................... 10,750 10,166,275
Mattamy Group Corp., 4.63%, 03/01/30
(d)
.... 4,116 3,788,678
Meritage Homes Corp., 1.75%, 05/15/28
(d) (k)
... 28,161 27,513,297
New Home Co., Inc. (The), 9.25%, 10/01/29
(d)
. 13,753 14,107,057
Somnigroup International, Inc.
(d)
4.00% , 04/15/29 ................... 4,736 4,398,402
3.88% , 10/15/31 ................... 653 573,341
STL Holding Co. LLC, 8.75%, 02/15/29
(d)
.... 7,436 7,631,783
TRI Pointe Homes, Inc., 5.25%, 06/01/27 .... 103 101,668
185,377,982
Household Products — 0.0%
Central Garden & Pet Co.
4.13% , 10/15/30 ................... 608 552,762
4.13% , 04/30/31
(d)
.................. 3,291 2,944,936
Kronos Acquisition Holdings, Inc., 8.25%,
06/30/31
(d)
...................... 3,606 3,198,112
Spectrum Brands, Inc., 3.88%, 03/15/31
(d)
.... 2,001 1,704,418
8,400,228
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp. (The), (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.20%), 7.60%, 01/15/55
(a)
............ 19,967 20,148,880
Calpine Corp.
(d)
5.13% , 03/15/28 ................... 19,439 19,126,003
4.63% , 02/01/29 ................... 629 603,758
5.00% , 02/01/31 ................... 7,712 7,362,819
Clearway Energy Operating LLC
(d)
4.75% , 03/15/28 ................... 321 311,153
3.75% , 01/15/32 ................... 25,410 21,771,280
Lightning Power LLC, 7.25%, 08/15/32
(d)
..... 5,671 5,838,748
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 6.93%),
8.00%
(a) (d) (j)
..................... 11,499 11,800,021
XPLR Infrastructure LP, 2.50%, 06/15/26
(d) (k)
.. 20,338 19,392,283
106,354,945
Insurance — 5.4%
Alliant Holdings Intermediate LLC
(d)
4.25% , 10/15/27 ................... 57,673 55,660,276
6.75% , 10/15/27 ................... 64,567 64,310,024
6.75% , 04/15/28 ................... 11,137 11,180,549
Security
Par (000)
Par (000) Value
Insurance (continued)
5.88% , 11/01/29 ................... USD 52,877 $ 51,107,471
7.00% , 01/15/31 ................... 66,245 66,447,582
7.38% , 10/01/32 ................... 29,132 29,259,948
AmWINS Group, Inc.
(d)
6.38% , 02/15/29 ................... 8,428 8,492,230
4.88% , 06/30/29 ................... 8,311 7,834,845
APH Somerset Investor 2 LLC, 7.88%, 11/01/29
(d)
14,841 14,626,844
Ardonagh Finco Ltd.
6.88% , 02/15/31
(b)
.................. EUR 8,430 9,297,666
7.75% , 02/15/31
(d)
.................. USD 83,063 84,612,540
Ardonagh Group Finance Ltd., 8.88%, 02/15/32
(d)
90,603 92,235,529
AssuredPartners, Inc., 7.50%, 02/15/32
(d)
.... 26,279 28,051,009
Howden UK Refinance plc
(d)
7.25% , 02/15/31 ................... 94,936 95,812,847
8.13% , 02/15/32 ................... 53,319 53,878,210
HUB International Ltd.
(d)
7.25% , 06/15/30 ................... 208,946 215,215,634
7.38% , 01/31/32 ................... 257,742 262,428,523
Jones Deslauriers Insurance Management, Inc.
(d)
8.50% , 03/15/30 ................... 30,488 32,028,284
10.50% , 12/15/30 .................. 22,891 24,511,866
NN Group NV, (5-Year EURIBOR ICE Swap Rate
+ 3.45%), 5.75%
(a) (b) (j)
............... EUR 1,225 1,284,452
Panther Escrow Issuer LLC, 7.13%, 06/01/31
(d)
. USD 164,097 167,203,558
Ryan Specialty LLC
(d)
4.38% , 02/01/30 ................... 2,807 2,670,763
5.88% , 08/01/32 ................... 27,767 27,424,999
Unipol Assicurazioni SpA
4.90% , 05/23/34
(b)
.................. EUR 2,600 2,886,031
USI, Inc., 7.50%, 01/15/32
(d)
............ USD 33,888 34,571,758
1,443,033,438
Interactive Media & Services — 0.2%
Snap, Inc., 6.88%, 03/01/33
(d)
........... 51,282 51,278,123
IT Services — 0.7%
Acuris Finance US, Inc.
(d)
5.00% , 05/01/28 ................... 26,589 24,415,746
9.00% , 08/01/29 ................... 7,506 7,266,245
Atos SE
(b)(l)
9.00% , 12/18/29 ................... EUR 2,937 3,408,141
5.00% , 12/18/30 ................... 4,125 3,633,789
1.00% , 12/18/32 ................... 2,606 1,069,015
CA Magnum Holdings, 5.38%, 10/31/26
(d)
.... USD 41,265 40,530,483
Cablevision Lightpath LLC
(d)
3.88% , 09/15/27 ................... 16,342 15,518,461
5.63% , 09/15/28 ................... 5,738 5,260,252
Engineering - Ingegneria Informatica - SpA
(b)
(3-mo. EURIBOR at 0.00% Floor + 5.75%),
8.11% , 02/15/30
(a)
................ EUR 497 539,775
8.63% , 02/15/30 ................... 1,247 1,388,833
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(d)
USD 45,613 45,982,283
ION Trading Technologies SARL
(d)
5.75% , 05/15/28 ................... 1,416 1,317,545
9.50% , 05/30/29 ................... 6,263 6,286,712
Twilio, Inc.
3.63% , 03/15/29 ................... 6,443 5,973,915
3.88% , 03/15/31 ................... 11,940 10,755,810
United Group BV
(b)
4.00% , 11/15/27 ................... EUR 597 641,760
3.63% , 02/15/28 ................... 1,405 1,475,602
6.75% , 02/15/31 ................... 787 863,748
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.81% , 02/15/31
(a)
................ 1,278 1,380,174
6.50% , 10/31/31 ................... 946 1,029,108
178,737,397

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock High Yield Portfolio
Consolidated Schedules of Investments
55
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services — 0.0%
(d)
Charles River Laboratories International, Inc.,
4.00%, 03/15/31 .................. USD 3,131 $ 2,802,030
Fortrea Holdings, Inc., 7.50%, 07/01/30 ..... 6,116 5,561,413
8,363,443
Machinery — 1.2%
Amsted Industries, Inc., 6.38%, 03/15/33
(d)
... 9,219 9,170,091
ATS Corp., 4.13%, 12/15/28
(d)
........... 4,992 4,636,525
Chart Industries, Inc.
(d)
7.50% , 01/01/30 ................... 37,617 39,014,318
9.50% , 01/01/31 ................... 4,417 4,715,338
Esab Corp., 6.25%, 04/15/29
(d)
........... 13,265 13,458,588
GrafTech Global Enterprises, Inc., 9.88%,
12/23/29
(d)
...................... 8,471 6,649,735
Husky Injection Molding Systems Ltd., 9.00%,
02/15/29
(d)
...................... 51,175 51,270,032
IMA Industria Macchine Automatiche SpA
(b)
3.75% , 01/15/28 ................... EUR 303 322,720
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
6.54% , 04/15/29
(a)
................ 2,563 2,770,374
Manitowoc Co., Inc. (The), 9.25%, 10/01/31
(d)
.. USD 8,672 8,914,296
Nova Alexandre III SAS, (3-mo. EURIBOR at
0.00% Floor + 5.25%), 8.03%, 07/15/29
(a) (b)
.. EUR 1,473 1,618,796
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(d)
...................... USD 5,009 4,702,357
Terex Corp.
(d)
5.00% , 05/15/29 ................... 18,815 17,955,448
6.25% , 10/15/32 ................... 15,651 15,177,898
TK Elevator Holdco GmbH
6.63% , 07/15/28
(b)
.................. EUR 8,231 8,914,035
7.63% , 07/15/28
(d)
.................. USD 28,733 28,757,394
TK Elevator Midco GmbH
4.38% , 07/15/27
(b)
.................. EUR 14,173 15,229,482
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(d)
USD 92,399 90,667,375
Wabash National Corp., 4.50%, 10/15/28
(d)
... 10,665 9,582,279
333,527,081
Media — 5.4%
Adelphia Communications Corp., Escrow, Series
B, 10.50%, 07/15/04
(c) (e) (f)
............. 800 —
Cable One, Inc.
0.00% , 03/15/26
(k) (m)
................ 5,319 5,039,753
1.13% , 03/15/28
(k)
.................. 23,262 18,464,688
4.00% , 11/15/30
(d)
.................. 2,617 2,075,090
Century Communications Corp. Escrow, 0.00%,
03/15/13
(c) (e) (f)
.................... 625 —
Clear Channel Outdoor Holdings, Inc.
(d)
5.13% , 08/15/27 ................... 26,356 25,472,517
7.75% , 04/15/28 ................... 11,557 9,933,716
9.00% , 09/15/28 ................... 39,358 40,423,185
7.50% , 06/01/29 ................... 50,586 41,776,787
7.88% , 04/01/30 ................... 62,950 61,718,975
CMG Media Corp., 8.88%, 06/18/29
(d)
...... 8,029 6,925,013
CSC Holdings LLC
(d)
5.50% , 04/15/27 ................... 5,566 5,153,100
5.38% , 02/01/28 ................... 7,800 6,652,072
11.25% , 05/15/28 .................. 33,762 32,639,775
11.75% , 01/31/29 .................. 101,099 98,050,107
4.13% , 12/01/30 ................... 18,062 13,079,368
3.38% , 02/15/31 ................... 21,727 15,542,937
4.50% , 11/15/31 ................... 18,000 13,052,324
DirecTV Financing LLC, 5.88%, 08/15/27
(d)
... 60,074 58,214,460
DISH DBS Corp.
(d)
5.25% , 12/01/26 ................... 46,105 42,321,882
5.75% , 12/01/28 ................... 74,180 62,559,523
DISH Network Corp., 11.75%, 11/15/27
(d)
.... 112,242 118,199,418
Security
Par (000)
Par (000) Value
Media (continued)
EchoStar Corp.
10.75% , 11/30/29 .................. USD 105,204 $ 110,544,614
6.75% , 11/30/30 ................... 141,719 125,345,653
GCI LLC, 4.75%, 10/15/28
(d)
............ 2,137 1,970,048
Gray Media, Inc.
(d)
7.00% , 05/15/27 ................... 11,789 11,553,526
10.50% , 07/15/29 .................. 39,528 41,182,252
Lamar Media Corp., 3.63%, 01/15/31 ....... 3,635 3,248,835
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(d)
...................... 28,864 24,131,418
Midcontinent Communications, 8.00%,
08/15/32
(d)
...................... 31,318 31,666,009
Neptune Bidco US, Inc., 9.29%, 04/15/29
(d)
... 46,820 40,623,389
Outfront Media Capital LLC
(d)
5.00% , 08/15/27 ................... 6,618 6,504,495
4.25% , 01/15/29 ................... 22,417 20,788,921
4.63% , 03/15/30 ................... 11,275 10,308,173
7.38% , 02/15/31 ................... 16,581 17,269,380
Radiate Holdco LLC, 4.50%, 09/15/26
(d)
..... 8,933 7,643,164
SES SA, (5-Year EURIBOR ICE Swap Rate +
3.59%), 6.00%, 09/12/54
(a) (b)
........... EUR 1,665 1,656,335
Sinclair Television Group, Inc., 8.13%, 02/15/33
(d)
USD 47,872 47,239,343
Sirius XM Radio LLC
(d)
3.13% , 09/01/26 ................... 23,426 22,695,425
5.00% , 08/01/27 ................... 50,126 48,975,057
4.00% , 07/15/28 ................... 10,187 9,504,508
Stagwell Global LLC, 5.63%, 08/15/29
(d)
..... 3,605 3,433,072
Sunrise FinCo. I BV, 4.88%, 07/15/31
(d)
..... 22,229 20,214,275
Tele Columbus AG, 10.00%, (10.00% Cash or
10.00% PIK), 01/01/29
(a) (b) (i)
........... EUR 4,308 3,797,580
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(d)
................. USD 9,600 9,312,000
Univision Communications, Inc.
(d)
6.63% , 06/01/27 ................... 31,586 31,324,733
8.00% , 08/15/28 ................... 45,621 45,763,498
8.50% , 07/31/31 ................... 35,591 34,777,381
Virgin Media O2 Vendor Financing Notes V DAC,
7.88%, 03/15/32
(b)
................. GBP 3,548 4,462,258
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28
(b)
................. 1,185 1,418,705
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(d)
................. USD 19,420 18,355,050
VZ Secured Financing BV, 3.50%, 01/15/32
(b)
.. EUR 1,737 1,666,919
Ziggo Bond Co. BV, 5.13%, 02/28/30
(d)
...... USD 3,386 2,950,354
Ziggo BV
2.88% , 01/15/30
(b)
.................. EUR 1,250 1,226,789
4.88% , 01/15/30
(d)
.................. USD 2,105 1,928,259
1,440,776,108
Metals & Mining — 2.5%
Aris Mining Corp., 8.00%, 10/31/29
(d)
....... 4,849 4,903,551
Arsenal AIC Parent LLC
(d)
8.00% , 10/01/30 ................... 8,910 9,084,743
11.50% , 10/01/31 .................. 72,058 78,358,045
ATI, Inc.
5.88% , 12/01/27 ................... 6,041 5,998,796
4.88% , 10/01/29 ................... 7,847 7,473,305
7.25% , 08/15/30 ................... 23,800 24,531,618
5.13% , 10/01/31 ................... 17,354 16,250,924
Big River Steel LLC, 6.63%, 01/31/29
(d)
..... 64,931 65,018,165
Carpenter Technology Corp., 7.63%, 03/15/30 . 22,590 23,268,710
Cleveland-Cliffs, Inc.
(d)
6.88% , 11/01/29 ................... 17,711 17,331,251
7.50% , 09/15/31 ................... 5,936 5,795,469
7.38% , 05/01/33 ................... 11,783 11,306,200

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock High Yield Portfolio
56
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Constellium SE
5.63% , 06/15/28
(d)
.................. USD 21,765 $ 21,108,030
3.75% , 04/15/29
(d)
.................. 42,739 38,721,196
5.38% , 08/15/32
(b)
.................. EUR 1,402 1,490,461
6.38% , 08/15/32
(d)
.................. USD 25,392 24,795,283
ERO Copper Corp., 6.50%, 02/15/30
(d)
...... 20,376 19,792,228
First Quantum Minerals Ltd.
(d)
9.38% , 03/01/29 ................... 53,425 56,229,812
8.00% , 03/01/33 ................... 12,699 12,857,738
Kaiser Aluminum Corp.
(d)
4.63% , 03/01/28 ................... 11,773 11,182,202
4.50% , 06/01/31 ................... 55,476 49,097,703
New Gold, Inc., 6.88%, 04/01/32
(d)
........ 22,690 22,916,310
Novelis Corp.
(d)
3.25% , 11/15/26 ................... 53,540 51,759,297
4.75% , 01/30/30 ................... 15,093 14,003,286
3.88% , 08/15/31 ................... 29,986 26,070,035
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29
(b)
. EUR 13,100 13,466,552
Novelis, Inc., 6.88%, 01/30/30
(d)
.......... USD 35,341 35,841,051
668,651,961
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
(d)
Blackstone Mortgage Trust, Inc.
3.75% , 01/15/27 ................... 14,922 14,187,870
7.75% , 12/01/29 ................... 6,948 7,151,437
Ladder Capital Finance Holdings LLLP
4.75% , 06/15/29 ................... 143 136,188
7.00% , 07/15/31 ................... 17,905 18,377,334
Starwood Property Trust, Inc.
7.25% , 04/01/29 ................... 8,509 8,722,993
6.00% , 04/15/30 ................... 8,849 8,647,042
6.50% , 07/01/30 ................... 15,341 15,348,802
6.50% , 10/15/30 ................... 17,846 17,680,490
90,252,156
Multi-Utilities — 0.1%
(a)
A2A SpA, (5-Year EURIBOR ICE Swap Rate +
2.26%), 5.00%
(b) (j)
................. EUR 1,084 1,189,550
CenterPoint Energy, Inc., Series B, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.95%), 6.85%, 02/15/55 ...... USD 8,921 8,937,143
Centrica plc, (5-Year U.K. Government Bonds
Note Generic Bid Yield + 2.51%), 6.50%,
05/21/55
(b)
...................... GBP 1,039 1,351,455
Dominion Energy, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.21%), 6.63%, 05/15/55 ............. USD 4,585 4,552,791
16,030,939
Office REITs — 0.0%
alstria office REIT-AG, 5.50%, 03/20/31
(b)
.... EUR 700 736,171
Oil, Gas & Consumable Fuels — 7.3%
Aethon United BR LP, 7.50%, 10/01/29
(d)
..... USD 27,986 28,465,848
Antero Midstream Partners LP
(d)
5.38% , 06/15/29 ................... 5,582 5,456,213
6.63% , 02/01/32 ................... 14,601 14,844,656
Ascent Resources Utica Holdings LLC
9.00% , 11/01/27
(d)
.................. 10,223 12,523,175
9.00% , 11/01/27
(b)
.................. 215 263,375
5.88% , 06/30/29
(d)
.................. 1,651 1,611,094
Blue Racer Midstream LLC
(d)
7.00% , 07/15/29 ................... 15,790 16,137,064
7.25% , 07/15/32 ................... 11,101 11,484,051
Buckeye Partners LP
6.88% , 07/01/29
(d)
.................. 6,012 6,111,378
6.75% , 02/01/30
(d)
.................. 6,293 6,374,215
5.85% , 11/15/43 ................... 4,622 4,086,462
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.60% , 10/15/44 ................... USD 5,428 $ 4,652,683
Chord Energy Corp., 6.75%, 03/15/33
(d)
..... 12,773 12,706,039
CITGO Petroleum Corp., 8.38%, 01/15/29
(d)
... 33,613 34,206,639
Civitas Resources, Inc.
(d)
8.38% , 07/01/28 ................... 8,693 8,971,062
8.63% , 11/01/30 ................... 9,355 9,651,288
8.75% , 07/01/31 ................... 32,315 33,185,706
CNX Midstream Partners LP, 4.75%, 04/15/30
(d)
6,060 5,641,706
CNX Resources Corp., 7.25%, 03/01/32
(d)
.... 8,231 8,369,857
Comstock Resources, Inc.
(d)
6.75% , 03/01/29 ................... 28,908 28,214,792
5.88% , 01/15/30 ................... 41,921 39,590,314
CQP Holdco LP, 5.50%, 06/15/31
(d)
........ 61,763 59,252,647
Crescent Energy Finance LLC
(d)
7.63% , 04/01/32 ................... 36,751 36,349,206
7.38% , 01/15/33 ................... 44,901 43,294,409
DT Midstream, Inc.
(d)
4.13% , 06/15/29 ................... 10,255 9,651,329
4.38% , 06/15/31 ................... 11,138 10,244,820
Enbridge, Inc.
(a)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.97%), 7.20% ,
06/27/54 ...................... 11,655 11,760,804
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.12%), 7.38% ,
03/15/55 ...................... 14,702 15,093,698
Encino Acquisition Partners Holdings LLC,
8.75%, 05/01/31
(d)
................. 11,910 12,655,836
Energy Transfer LP
(a)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.02%), 8.00% ,
05/15/54 ...................... 27,802 29,257,379
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.83%), 7.13% ,
10/01/54 ...................... 20,407 20,721,921
Eni SpA, (5-Year EUR Swap Annual + 2.08%),
4.50%
(a) (b) (j)
..................... EUR 1,000 1,070,487
EQT Corp.
(d)
6.38% , 04/01/29 ................... USD 20,041 20,504,332
7.50% , 06/01/30 ................... 4,802 5,183,446
4.75% , 01/15/31 ................... 7,271 6,993,345
Genesis Energy LP
8.00% , 01/15/27 ................... 318 324,390
7.75% , 02/01/28 ................... 7,932 8,010,905
8.25% , 01/15/29 ................... 21,112 21,796,810
8.88% , 04/15/30 ................... 2,688 2,791,579
7.88% , 05/15/32 ................... 29,412 29,620,972
8.00% , 05/15/33 ................... 27,233 27,444,927
Gulfport Energy Operating Corp., 6.75%,
09/01/29
(d)
...................... 11,920 12,078,569
Harvest Midstream I LP, 7.50%, 05/15/32
(d)
... 7,241 7,441,366
Hess Midstream Operations LP, 6.50%,
06/01/29
(d)
...................... 15,805 16,119,250
Hilcorp Energy I LP
(d)
6.25% , 11/01/28 ................... 6,691 6,684,669
5.75% , 02/01/29 ................... 13,963 13,490,446
6.00% , 04/15/30 ................... 1,223 1,163,037
8.38% , 11/01/33 ................... 32,863 33,677,181
6.88% , 05/15/34 ................... 20,686 19,454,804
7.25% , 02/15/35 ................... 9,246 8,829,903
Howard Midstream Energy Partners LLC
(d)
8.88% , 07/15/28 ................... 8,896 9,275,709
7.38% , 07/15/32 ................... 15,851 16,239,738
ITT Holdings LLC, 6.50%, 08/01/29
(d)
....... 28,071 25,896,382
Kimmeridge Texas Gas LLC, 8.50%, 02/15/30
(d)
39,653 39,629,954

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock High Yield Portfolio
Consolidated Schedules of Investments
57
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Kinetik Holdings LP
(d)
6.63% , 12/15/28 ................... USD 1,551 $ 1,575,665
5.88% , 06/15/30 ................... 496 490,834
Magnolia Oil & Gas Operating LLC, 6.88%,
12/01/32
(d)
...................... 13,088 13,063,862
Matador Resources Co.
(d)
6.88% , 04/15/28 ................... 10,259 10,388,674
6.50% , 04/15/32 ................... 13,594 13,472,096
Moss Creek Resources Holdings, Inc., 8.25%,
09/01/31
(d)
...................... 6,117 5,964,556
Murphy Oil Corp., 5.88%, 12/01/42
(l)
....... 1,714 1,472,370
NFE Financing LLC, 12.00%, 11/15/29
(d)
..... 40,840 34,423,710
NGL Energy Operating LLC
(d)
8.13% , 02/15/29 ................... 19,693 19,830,604
8.38% , 02/15/32 ................... 74,989 75,149,804
Northern Oil & Gas, Inc.
(d)
8.13% , 03/01/28 ................... 57,826 57,975,017
8.75% , 06/15/31 ................... 9,259 9,443,773
Northriver Midstream Finance LP, 6.75%,
07/15/32
(d)
...................... 10,624 10,723,079
Opal Bidco SAS, 5.50%, 03/31/32
(b)
........ EUR 1,661 1,796,039
Parkland Corp., 6.63%, 08/15/32
(d)
........ USD 15,598 15,589,070
PBF Holding Co. LLC, 7.88%, 09/15/30
(d)
.... 7,183 6,290,757
Permian Resources Operating LLC
(d)
8.00% , 04/15/27 ................... 9,732 9,915,912
5.88% , 07/01/29 ................... 20,758 20,486,346
7.00% , 01/15/32 ................... 17,711 18,111,210
6.25% , 02/01/33 ................... 30,937 30,814,610
Prairie Acquiror LP, 9.00%, 08/01/29
(d)
...... 11,743 11,953,071
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(d)
...................... 239 228,863
Sitio Royalties Operating Partnership LP, 7.88%,
11/01/28
(d)
...................... 24,837 25,565,047
SM Energy Co.
6.50% , 07/15/28 ................... 1,835 1,822,424
7.00% , 08/01/32
(d)
.................. 11,329 11,118,472
Sunoco LP, 6.25%, 07/01/33
(d)
........... 21,681 21,703,700
Tallgrass Energy Partners LP
(d)
5.50% , 01/15/28 ................... 7,099 6,909,340
7.38% , 02/15/29 ................... 41,079 41,283,621
6.00% , 12/31/30 ................... 849 805,439
6.00% , 09/01/31 ................... 6,147 5,811,104
Talos Production, Inc., 9.38%, 02/01/31
(d)
.... 9,596 9,763,556
TGNR Intermediate Holdings LLC, 5.50%,
10/15/29
(d)
...................... 16,442 15,437,414
TransMontaigne Partners LLC, 8.50%, 06/15/30
(d)
4,133 4,163,421
Var Energi ASA, (5-Year EURIBOR ICE Swap
Rate + 4.77%), 7.86%, 11/15/83
(a) (b)
...... EUR 1,244 1,466,496
Venture Global Calcasieu Pass LLC, 3.88%,
08/15/29
(d)
...................... USD 6,834 6,326,267
Venture Global LNG, Inc.
(d)
9.50% , 02/01/29 ................... 123,461 132,388,608
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.44%), 9.00%
(a) (j)
... 228,691 217,025,207
8.38% , 06/01/31 ................... 51,701 52,439,345
9.88% , 02/01/32 ................... 66,543 70,674,336
Vermilion Energy, Inc., 6.88%, 05/01/30
(d)
.... 7,400 7,246,524
Vital Energy, Inc.
9.75% , 10/15/30 ................... 14,886 15,140,700
7.88% , 04/15/32
(d)
.................. 45,074 41,960,234
Wildfire Intermediate Holdings LLC, 7.50%,
10/15/29
(d)
...................... 14,619 14,212,188
1,946,975,232
Security
Par (000)
Par (000) Value
Paper & Forest Products — 0.1%
Ahlstrom Holding 3 Oy, 4.88%, 02/04/28
(d)
.... USD 2,959 $ 2,787,603
Fedrigoni SpA
(b)
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
6.36% , 01/15/30
(a)
................ EUR 1,561 1,681,854
6.13% , 06/15/31 ................... 2,593 2,735,358
Magnera Corp., 7.25%, 11/15/31
(d)
........ USD 9,075 8,826,436
Sappi Papier Holding GmbH, 4.50%, 03/15/32
(b)
EUR 2,021 2,163,454
WEPA Hygieneprodukte GmbH, 5.63%,
01/15/31
(b)
...................... 922 1,020,886
19,215,591
Passenger Airlines — 0.3%
American Airlines, Inc., 8.50%, 05/15/29
(d)
.... USD 28,048 28,474,226
Deutsche Lufthansa AG, (5-Year EURIBOR ICE
Swap Rate + 2.86%), 5.25%, 01/15/55
(a) (b)
.. EUR 1,600 1,723,592
JetBlue Airways Corp., 9.88%, 09/20/31
(d)
.... USD 15,281 15,083,745
OneSky Flight LLC, 8.88%, 12/15/29
(d)
...... 19,138 19,342,490
United Airlines, Inc., 4.63%, 04/15/29
(d)
...... 23,555 22,289,628
86,913,681
Personal Care Products — 0.2%
Ontex Group NV, 5.25%, 04/15/30
(b)
....... EUR 651 709,572
Opal Bidco SAS, 6.50%, 03/31/32
(d)
........ USD 23,756 23,756,000
Perrigo Finance Unlimited Co., 6.13%, 09/30/32 27,412 26,969,570
Prestige Brands, Inc., 3.75%, 04/01/31
(d)
..... 3,457 3,100,509
54,535,651
Pharmaceuticals — 2.1%
1261229 BC Ltd., 10.00%, 04/15/32
(d)
...... 201,566 200,328,899
1375209 BC Ltd., 9.00%, 01/30/28
(d)
....... 15,861 15,848,717
Bausch Health Cos., Inc.
(d)
5.50% , 11/01/25 ................... 20,521 20,500,479
6.13% , 02/01/27 ................... 68,132 69,085,848
5.75% , 08/15/27 ................... 12,843 12,820,525
11.00% , 09/30/28 .................. 87,011 82,877,977
Bayer AG
(a)(b)
Series NC5 , (5-Year EUR Swap Annual +
3.43%), 6.63% , 09/25/83 ........... EUR 2,600 2,934,336
(5-Year EUR Swap Annual + 3.90%), 7.00% ,
09/25/83 ...................... 1,200 1,370,716
(5-Year EUR Swap Annual + 3.90%), 7.00% ,
09/25/83 ...................... 600 685,358
Endo Finance Holdings, Inc., 8.50%, 04/15/31
(d)
USD 26,026 27,132,781
Gruenenthal GmbH, 4.63%, 11/15/31
(b)
...... EUR 1,603 1,674,942
Jazz Securities DAC, 4.38%, 01/15/29
(d)
..... USD 5,381 5,112,880
Nidda Healthcare Holding GmbH
(b)
7.00% , 02/21/30 ................... EUR 4,078 4,598,490
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
6.31% , 10/23/30
(a)
................ 1,515 1,647,303
Organon & Co.
(d)
4.13% , 04/30/28 ................... USD 11,755 10,985,683
6.75% , 05/15/34 ................... 4,400 4,317,171
7.88% , 05/15/34 ................... 3,926 3,810,881
Rossini SARL
(b)
(3-mo. EURIBOR at 0.00% Floor + 3.88%),
6.23% , 12/31/29
(a)
................ EUR 2,868 3,116,674
6.75% , 12/31/29 ................... 1,997 2,254,098
Teva Pharmaceutical Finance Netherlands II BV
4.38% , 05/09/30 ................... 1,652 1,773,232
7.88% , 09/15/31 ................... 748 950,835
Teva Pharmaceutical Finance Netherlands III BV
3.15% , 10/01/26 ................... USD 46,983 45,413,768
4.75% , 05/09/27 ................... 7,159 7,018,612
6.75% , 03/01/28 ................... 10,800 11,053,908
7.88% , 09/15/29 ................... 8,641 9,292,531
8.13% , 09/15/31 ................... 10,330 11,505,141
558,111,785

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock High Yield Portfolio
58
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Professional Services — 0.5%
Amentum Holdings, Inc., 7.25%, 08/01/32
(d)
... USD 20,882 $ 20,540,746
CoreLogic, Inc., 4.50%, 05/01/28
(d)
........ 67,383 62,717,927
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29
(d)
26,775 26,819,243
KBR, Inc., 4.75%, 09/30/28
(d)
............ 19,277 18,327,029
La Financiere Atalian, 8.50%, (8.50% Cash or
5.00% PIK), 06/30/28
(b) (i)
............. EUR 1,972 918,951
Science Applications International Corp., 4.88%,
04/01/28
(d)
...................... USD 4,774 4,573,258
133,897,154
Real Estate Management & Development — 0.4%
ADLER Financing SARL
8.25% , 12/31/28 ................... EUR 4,066 4,437,876
10.00% , 12/31/29 .................. 973 1,071,078
ADLER Real Estate GmbH, 3.00%, 04/27/26
(b)
. 1,100 1,162,668
Anywhere Real Estate Group LLC, 7.00%,
04/15/30
(d)
...................... USD 30,732 27,327,703
Aroundtown Finance SARL
(a)(b)(j)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.49%), 8.63% ..... GBP 2,736 3,489,167
(5-Year EURIBOR ICE Swap Rate + 4.51%),
7.13% ........................ EUR 1,363 1,472,771
Aroundtown SA
(b)
(5-Year EUR Swap Annual + 2.42%),
1.63%
(a) (j)
...................... 200 196,727
0.00% , 07/16/26 ................... 500 518,403
0.38% , 04/15/27 ................... 1,000 1,015,682
BRANICKS Group AG, 2.25%, 09/22/26
(b)
.... 1,100 716,632
Citycon Treasury BV
(b)
2.38% , 01/15/27 ................... 855 897,305
1.63% , 03/12/28 ................... 1,360 1,352,252
5.00% , 03/11/30 ................... 375 406,710
Cushman & Wakefield US Borrower LLC, 8.88%,
09/01/31
(d)
...................... USD 23,257 24,696,701
DEMIRE Deutsche Mittelstand Real Estate AG,
5.00%, 12/31/27
(b) (l)
................ EUR 990 1,011,610
Heimstaden Bostad AB
(b)
1.13% , 01/21/26 ................... 300 318,655
(5-Year EUR Swap Annual + 3.15%),
2.63%
(a) (j)
...................... 5,725 5,687,704
Heimstaden Bostad Treasury BV
(b)
0.63% , 07/24/25 ................... 305 325,985
1.38% , 03/03/27 ................... 250 259,545
Howard Hughes Corp. (The)
(d)
4.13% , 02/01/29 ................... USD 6,258 5,710,325
4.38% , 02/01/31 ................... 14,065 12,519,816
TAG Immobilien AG, 0.63%, 03/11/31
(b) (k)
..... EUR 600 643,616
Vivion Investments SARL, 8.25%, (8.25% Cash
or 7.90% PIK), 08/31/28
(b) (i)
........... 3,190 3,382,916
98,621,847
Retail REITs — 0.1%
Brookfield Property REIT, Inc., 4.50%, 04/01/27
(d)
USD 14,661 14,047,771
Semiconductors & Semiconductor Equipment — 0.3%
Entegris, Inc., 4.75%, 04/15/29
(d)
......... 32,266 31,105,366
MKS Instruments, Inc., 1.25%, 06/01/30
(d) (k)
... 30,944 27,834,128
ON Semiconductor Corp., 0.50%, 03/01/29
(k)
.. 16,944 14,593,867
73,533,361
Software — 4.6%
AthenaHealth Group, Inc., 6.50%, 02/15/30
(d)
.. 207,589 194,720,936
Camelot Finance SA, 4.50%, 11/01/26
(d)
..... 18,535 18,167,468
Capstone Borrower, Inc., 8.00%, 06/15/30
(d)
... 52,306 53,703,250
Cedacri SpA, (3-mo. EURIBOR at 4.63% Floor +
4.63%), 7.18%, 05/15/28
(a) (b)
........... EUR 2,277 2,465,198
Central Parent LLC, 8.00%, 06/15/29
(d)
...... USD 17,946 15,745,306
Central Parent, Inc., 7.25%, 06/15/29
(d)
...... 31,256 27,048,307
Security
Par (000)
Par (000) Value
Software (continued)
Clarivate Science Holdings Corp.
(d)
3.88% , 07/01/28 ................... USD 72,485 $ 67,240,058
4.88% , 07/01/29 ................... 46,766 41,714,612
Cloud Software Group, Inc.
(d)
6.50% , 03/31/29 ................... 122,734 119,305,498
9.00% , 09/30/29 ................... 173,979 173,524,882
8.25% , 06/30/32 ................... 136,112 138,389,154
Elastic NV, 4.13%, 07/15/29
(d)
........... 15,149 14,126,473
Ellucian Holdings, Inc., 6.50%, 12/01/29
(d)
.... 34,346 33,776,839
Fair Isaac Corp., 4.00%, 06/15/28
(d)
........ 15,568 14,802,626
Helios Software Holdings, Inc.
4.63% , 05/01/28
(d)
.................. 208 187,064
7.88% , 05/01/29
(b)
.................. EUR 3,378 3,706,982
8.75% , 05/01/29
(d)
.................. USD 9,366 9,320,088
McAfee Corp., 7.38%, 02/15/30
(d)
......... 40,358 35,719,909
SS&C Technologies, Inc., 6.50%, 06/01/32
(d)
.. 52,116 52,679,410
TeamSystem SpA, (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 6.29%, 07/31/31
(a) (b)
...... EUR 1,763 1,908,715
UKG, Inc., 6.88%, 02/01/31
(d)
............ USD 196,878 199,720,721
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(d)
24,100 22,108,634
1,240,082,130
Specialized REITs — 0.4%
Iron Mountain, Inc.
(d)
7.00% , 02/15/29 ................... 32,453 33,190,464
5.25% , 07/15/30 ................... 1,477 1,416,196
5.63% , 07/15/32 ................... 2,216 2,118,497
6.25% , 01/15/33 ................... 33,745 33,419,762
SBA Communications Corp., 3.13%, 02/01/29 . 35,017 31,958,538
102,103,457
Specialty Retail — 1.5%
Afflelou SAS, 6.00%, 07/25/29
(b)
.......... EUR 2,431 2,713,414
Asbury Automotive Group, Inc.
4.75% , 03/01/30 ................... USD 412 385,369
5.00% , 02/15/32
(d)
.................. 1,280 1,160,806
Bubbles Bidco SpA
(b)
6.50% , 09/30/31 ................... EUR 1,062 1,148,376
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.60% , 09/30/31
(a)
................ 1,608 1,738,171
Carvana Co.
(d)(i)
11.00% , ( 11.00 % Cash or 13.00 % PIK),
06/01/30 ...................... USD 51,458 53,637,103
14.00% , ( 14.00 % Cash or 14.00 % PIK),
06/01/31 ...................... 88,010 96,239,614
CD&R Firefly Bidco plc, 8.63%, 04/30/29
(b)
... GBP 4,047 5,332,266
Cougar JV Subsidiary LLC, 8.00%, 05/15/32
(d)
. USD 15,226 15,693,575
Duomo Bidco SpA, (3-mo. EURIBOR at 0.00%
Floor + 4.13%), 6.91%, 07/15/31
(a) (b)
...... EUR 1,371 1,491,062
eG Global Finance plc, 12.00%, 11/30/28
(d)
... USD 25,261 27,970,192
Fressnapf Holding SE, 5.25%, 10/31/31
(b)
.... EUR 982 1,060,509
Global Auto Holdings Ltd., 11.50%, 08/15/29
(d)
. USD 8,514 8,319,881
Goldstory SAS
(b)
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
6.61% , 02/01/30
(a)
................ EUR 723 786,899
6.75% , 02/01/30 ................... 2,095 2,333,283
Group 1 Automotive, Inc., 6.38%, 01/15/30
(d)
.. USD 8,516 8,534,289
GYP Holdings III Corp., 4.63%, 05/01/29
(d)
.... 26,411 24,708,394
LCM Investments Holdings II LLC
(d)
4.88% , 05/01/29 ................... 11,838 11,108,742
8.25% , 08/01/31 ................... 27,875 28,931,072
PetSmart, Inc., 7.75%, 02/15/29
(d)
......... 12,997 11,936,179
Staples, Inc., 10.75%, 09/01/29
(d)
......... 17,011 15,368,413
White Cap Buyer LLC, 6.88%, 10/15/28
(d)
.... 97,844 93,906,023
414,503,632

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock High Yield Portfolio
Consolidated Schedules of Investments
59
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals — 0.2%
(d)
Diebold Nixdorf, Inc., 7.75%, 03/31/30 ...... USD 11,042 $ 11,445,757
Seagate HDD Cayman
8.25% , 12/15/29 ................... 10,658 11,332,227
8.50% , 07/15/31 ................... 18,928 20,102,695
Xerox Corp., 10.25%, 10/15/30 .......... 8,824 8,735,760
51,616,439
Textiles, Apparel & Luxury Goods — 0.1%
Crocs, Inc.
(d)
4.25% , 03/15/29 ................... 2,513 2,335,999
4.13% , 08/15/31 ................... 3,874 3,416,279
European TopSoho SARL, Series SMCP, 4.00%,
10/14/24
(b) (e) (f) (k)
................... EUR 2,700 1,313,780
Hanesbrands, Inc., 9.00%, 02/15/31
(d)
...... USD 962 1,013,675
Kontoor Brands, Inc., 4.13%, 11/15/29
(d)
..... 2,594 2,383,512
Levi Strauss & Co., 3.50%, 03/01/31
(d)
...... 14,589 12,836,267
PrestigeBidCo GmbH
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
6.54% , 07/01/29
(a) (b)
............... EUR 1,958 2,123,681
25,423,193
Trading Companies & Distributors — 1.2%
(d)
Beacon Roofing Supply, Inc., 6.50%, 08/01/30 . USD 7,350 7,731,847
Fortress Transportation & Infrastructure Investors
LLC
5.50% , 05/01/28 ................... 40,199 39,399,773
7.88% , 12/01/30 ................... 47,197 49,290,706
7.00% , 05/01/31 ................... 72,834 74,001,000
7.00% , 06/15/32 ................... 42,693 43,293,065
5.88% , 04/15/33 ................... 34,322 32,789,832
H&E Equipment Services, Inc., 3.88%, 12/15/28 1,225 1,221,044
Herc Holdings, Inc., 6.63%, 06/15/29 ....... 12,639 12,679,609
Imola Merger Corp., 4.75%, 05/15/29 ....... 12,837 12,190,622
United Rentals North America, Inc., 6.13%,
03/15/34 ....................... 10,901 10,907,818
WESCO Distribution, Inc.
6.63% , 03/15/32 ................... 9,233 9,366,140
6.38% , 03/15/33 ................... 19,266 19,363,261
312,234,717
Wireless Telecommunication Services — 0.3%
Connect Finco SARL, 9.00%, 09/15/29
(d)
..... 19,347 17,639,219
Eutelsat SA
(b)
2.25% , 07/13/27 ................... EUR 1,300 1,268,635
1.50% , 10/13/28 ................... 1,600 1,352,443
9.75% , 04/13/29 ................... 1,420 1,506,656
SoftBank Group Corp.
(b)
4.50% , 04/20/25 ................... 1,755 1,897,492
3.13% , 09/19/25 ................... 1,548 1,665,443
2.88% , 01/06/27 ................... 244 257,981
5.00% , 04/15/28 ................... 389 425,358
5.38% , 01/08/29 ................... 2,198 2,423,440
3.38% , 07/06/29 ................... 442 454,098
4.00% , 09/19/29 ................... 1,814 1,893,709
3.88% , 07/06/32 ................... 1,205 1,205,244
5.75% , 07/08/32 ................... 4,202 4,634,495
Telefonica Europe BV
(a)(b)(j)
(7-Year EUR Swap Annual + 3.35%), 6.14% 2,100 2,406,974
(EUAMDB08 + 3.62%), 6.75% ......... 400 475,238
(EUAMDB08 + 3.12%), 5.75% ......... 3,400 3,815,057
Vmed O2 UK Financing I plc
4.00% , 01/31/29
(b)
.................. GBP 2,463 2,864,536
4.25% , 01/31/31
(d)
.................. USD 235 202,717
4.50% , 07/15/31
(b)
.................. GBP 3,225 3,550,383
4.75% , 07/15/31
(d)
.................. USD 13,154 11,423,729
5.63% , 04/15/32
(b)
.................. EUR 1,090 1,170,956
7.75% , 04/15/32
(d)
.................. USD 8,940 8,961,538
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
Vodafone Group plc
(a)
(5-Year EUR Swap Annual + 3.43%), 4.20% ,
10/03/78
(b)
..................... EUR 611 $ 668,933
(5-Year GBP Swap + 3.27%), 4.88% ,
10/03/78
(b)
..................... GBP 2,583 3,323,244
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.77%), 4.13% ,
06/04/81 ...................... USD 1,556 1,381,302
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.84%), 8.00% ,
08/30/86
(b)
..................... GBP 1,219 1,681,719
Zegona Finance plc, 6.75%, 07/15/29
(b)
..... EUR 4,293 4,897,332
83,447,871
Total Corporate Bonds — 83 .1%
(Cost: $ 22,283,776,669 ) ............................ 22,294,767,348
Fixed Rate Loan Interests
Construction & Engineering — 0.1%
K. Hovnanian Enterprises, Inc., 1st Lien Term
Loan , 10.00%
,
01/31/28
(c)
............. USD 23,135 23,019,325
Diversified Telecommunication Services — 0.1%
Twitter, Inc., 1st Lien Term Loan B3 ,
9.50%
,
02/14/30 ................... 35,237 36,123,755
Health Care Technology — 0.6%
Cotiviti, Inc., 1st Lien Term Loan ,
7.63%
,
05/01/31 ................... 164,462 161,789,492
Media — 0.0%
Getty Images, Inc., 1st Lien Term Loan B1 ,
11.25%
,
02/21/30
(c)
................. 13,283 13,183,378
Software — 0.5%
Clover Holdings 2 LLC, 1st Lien Term Loan ,
7.75%
,
12/09/31
(c)
.................. 123,233 122,462,794
Total Fixed Rate Loan Interests — 1 .3%
(Cost: $ 358,786,981 ) .............................. 356,578,744
Floating Rate Loan Interests
Aerospace & Defense — 0.3%
(a)
Azorra SOAR Finance Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.80%
,
10/18/29 ............. 7,129 7,142,578
Cubic Corp., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 4.25%),
8.82%
,
05/25/28 ................... 11,353 6,758,364
Cubic Corp., 1st Lien Term Loan C , (3-mo.
CME Term SOFR at 0.75% Floor + 4.25%),
8.82%
,
05/25/28 ................... 2,309 1,374,568
Dynasty Acquisition Co., Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.32%
,
10/31/31 ............. 2,220 2,211,968
Dynasty Acquisition Co., Inc., 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.32%
,
10/31/31 ............. 850 846,907
GOAT Holdco LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.32%
,
01/27/32 ................... 12,932 12,835,010
Kaman Corp., 1st Lien Term Loan , (6-mo. CME
Term SOFR at 0.50% Floor + 2.75%), 7.03% -
7.07%
,
02/26/32 ................... 33,439 32,965,211

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock High Yield Portfolio
60
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Signia Aerospace LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.32%
,
12/11/31 .............. USD 17,000 $ 16,872,684
81,007,290
Automobile Components — 0.3%
(a)
Champions Financing, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.75%), 9.07%
,
02/06/29 ............. 21,702 19,468,435
Clarios Global LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.07%
,
01/28/32 ................... 38,438 37,813,382
Tenneco, Inc., 1st Lien Term Loan A , (3-mo.
CME Term SOFR at 0.50% Floor + 4.75%),
9.17%
,
11/17/28 ................... 2,179 2,103,396
Tenneco, Inc., 1st Lien Term Loan B , (3-mo. CME
Term SOFR at 0.50% Floor + 5.00%), 9.40% -
9.42%
,
11/17/28 ................... 9,441 9,173,809
68,559,022
Broadline Retail — 0.1%
StubHub Holdco Sub LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
4.75%), 9.07%
,
03/15/30
(a)
............ 31,948 31,788,434
Building Products — 0.1%
(a)
Cornerstone Building Brands, Inc., 1st Lien Term
Loan C , (1-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 8.82%
,
05/15/31 ........ 3,272 2,684,047
Wilsonart LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.55%
,
08/05/31 ................... 17,539 16,645,748
19,329,795
Capital Markets — 0.1%
(a)
Ardonagh Group Finco Pty. Ltd., Facility 1st Lien
Term Loan B , 02/18/31
(n)
.............. 18,742 18,484,495
OVG Business Services LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.32%
,
06/25/31
(c)
........... 764 758,416
19,242,911
Chemicals — 0.3%
(a)
Aruba Investments Holdings LLC, 2nd Lien Term
Loan , (1-mo. CME Term SOFR at 0.75% Floor
+ 7.75%), 12.17%
,
11/24/28 ........... 5,230 4,921,430
Discovery Purchaser Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.04%
,
10/04/29 ............. 31,160 30,819,373
Lonza Group AG, Facility 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 8.35%
,
07/03/28 ............. 24,872 22,834,017
Momentive Performance Materials, Inc., 1st Lien
Term Loan , 03/29/28
(n)
............... 6,751 6,702,505
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B2 , (3-mo. CME Term SOFR
at 0.00% Floor + 3.50%), 7.90%
,
12/31/26 .. 8,256 7,183,148
72,460,473
Commercial Services & Supplies — 0.2%
(a)
Allied Universal Holdco LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.17%
,
05/12/28 ............. 17,114 17,084,998
ArchKey Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.75%), 9.07%
,
10/10/31 ............. 4,764 4,759,580
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
LABL, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
9.42%
,
10/30/28 ................... USD 19,114 $ 15,784,893
Summer BC Bidco B LLC, Facility 1st Lien Term
Loan B1 , (3-mo. CME Term SOFR at 0.00%
Floor + 5.00%), 9.56%
,
02/15/29 ........ 7,948 7,910,724
45,540,195
Communications Equipment — 0.0%
CommScope, Inc., 1st Lien Term Loan ,
12/18/29
(a) (n)
...................... 3,980 3,960,018
Construction & Engineering — 0.2%
Brand Industrial Services, Inc., 1st Lien Term
Loan C , (3-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 8.79%
,
08/01/30
(a)
....... 53,350 50,356,631
Construction Materials — 0.2%
(a)
Quikrete Holdings, Inc., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.57%
,
02/10/32 ............. 14,024 13,852,111
White Cap Supply Holdings LLC, Facility 1st Lien
Term Loan C , (1-mo. CME Term SOFR at
0.00% Floor + 3.25%), 7.57%
,
10/19/29 ... 29,080 28,145,293
41,997,404
Diversified Consumer Services — 0.2%
(a)
Ascend Learning LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.32%
,
12/11/28 .............. 11,306 11,158,834
Ascend Learning LLC, 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
5.75%), 10.17%
,
12/10/29 ............. 3,839 3,812,791
Wand NewCo 3, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.82%
,
01/30/31 ................... 40,842 40,188,129
55,159,754
Diversified Telecommunication Services — 0.7%
(a)
Coral-US Co-Borrower LLC, 1st Lien Term Loan
B7 , (1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.57%
,
02/02/32 ............. 11,995 11,715,756
Frontier Communications Holdings LLC, 1st Lien
Term Loan , (6-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.79%
,
07/01/31 ........ 4,705 4,693,445
Level 3 Financing, Inc., 1st Lien Term Loan B ,
(12-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.27%
,
03/22/32 ............. 74,861 73,854,868
Lumen Technologies, Inc., 1st Lien Term Loan
A , (1-mo. CME Term SOFR at 2.00% Floor +
6.00%), 10.32%
,
06/01/28 ............. 3,123 3,116,637
Lumen Technologies, Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 6.79%
,
04/16/29 ............. 13,604 13,061,913
Lumen Technologies, Inc., 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 6.79%
,
04/15/30 ............. 10,022 9,606,840
Radiate Holdco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
7.69%
,
09/25/26 ................... 5,732 4,894,071
Virgin Media Bristol LLC, Facility 1st Lien Term
Loan Q , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.68%
,
01/31/29 ........ 4,260 4,171,392

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock High Yield Portfolio
Consolidated Schedules of Investments
61
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Zayo Group Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.44%
,
03/09/27 ............. USD 63,776 $ 59,232,220
184,347,142
Electrical Equipment — 0.0%
GrafTech Global Enterprises, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 2.00% Floor
+ 5.00%), 9.30%
,
12/21/29
(a)
........... 6,137 6,256,084
Energy Equipment & Services — 0.0%
Covia Holdings LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.57%
,
02/13/32
(a)
.................. 7,157 7,127,943
Entertainment — 0.0%
(a)
City Football Group Ltd., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.94%
,
07/22/30 ............. 11,214 11,050,537
Motion Finco SARL, Facility 1st Lien Term Loan
B3 , (3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.80%
,
11/13/29 .............. 3,053 2,926,969
13,977,506
Financial Services — 0.1%
(a)
Clover Holdings SPV III LLC, 1st Lien Term Loan ,
15.00%
,
12/09/27 .................. 604 613,693
CPI Holdco B LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.32%
,
05/19/31 ................... 6,349 6,278,449
Deerfield Dakota Holding LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00% Floor
+ 3.75%), 8.08%
,
04/09/27 ............ 7,224 6,839,504
Deerfield Holdings Corp., 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
6.75%), 11.31%
,
04/07/28 ............. 13,763 13,117,642
Summit Acquisition, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 8.07%
,
10/16/31
(c)
............ 7,699 7,689,376
34,538,664
Food Products — 0.0%
Chobani LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.82%
,
10/25/27
(a)
.................. 987 985,709
Gas Utilities — 0.0%
M6 ETX Holdings II Midco LLC, 1st Lien Term
Loan , (US Prime Rate at 0.50% Floor +
3.50%), 11.00%
,
09/19/29
(a)
............ 3,117 3,111,777
Ground Transportation — 0.0%
Genesee & Wyoming, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.05%
,
04/10/31
(a)
............ 4,210 4,168,727
Health Care Equipment & Supplies — 0.1%
Bausch + Lomb Corp., 1st Lien Term Loan
(a)
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.67% , 05/10/27 ........... 22,268 22,175,166
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.32% , 09/29/28 ........... 12,073 12,020,385
34,195,551
Security
Par (000)
Par (000) Value
Health Care Providers & Services — 0.2%
(a)
LifePoint Health, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.82%
,
05/19/31 ................... USD 9,703 $ 9,316,895
LifePoint Health, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.75%), 8.05%
,
05/19/31 ............. 11,661 11,291,612
Quorum Health Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 1.00% Floor +
6.50%), 10.89%
,
01/31/28 ............. 14,844 11,615,339
Raven Acquisition Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.25%), 7.57%
,
11/19/31 ............ 15,431 15,231,788
47,455,634
Health Care Technology — 0.4%
(a)
AthenaHealth Group, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.32%
,
02/15/29 ............. 74,704 73,654,094
Gainwell Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 8.40%
,
10/01/27 ............. 28,743 26,898,509
Polaris Newco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.30%
,
06/02/28 ................... 12,744 12,175,510
112,728,113
Hotels, Restaurants & Leisure — 0.0%
Great Canadian Gaming Corp., 1st Lien Term
Loan B , 11/01/29
(a) (n)
................. 7,297 7,176,568
Household Durables — 0.1%
(a)
Hunter Douglas, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.55%
,
01/16/32 ............. 4,651 4,431,214
SWF Holdings I Corp., 1st Lien Term Loan A1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.82%
,
12/19/29 ............. 2,445 2,452,355
SWF Holdings I Corp., 1st Lien Term Loan A2 ,
(1-mo. CME Term SOFR at 1.00% Floor +
4.00%), 8.44%
,
10/06/28 ............. 7,534 6,160,796
Tecta America Corp., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.32%
,
02/18/32 ................... 9,278 9,199,137
22,243,502
Industrial Conglomerates — 0.1%
LSF 12 Crown US Commercial Bidco LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 4.25%), 8.57%
,
12/02/31
(a)
.. 15,699 15,378,426
Insurance — 0.2%
(a)
AssuredPartners, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.82%
,
02/14/31 ............. 4,318 4,320,743
Truist Insurance Holdings LLC, 2nd Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 4.75%), 9.05%
,
05/06/32 ............ 40,737 41,017,484
45,338,227
IT Services — 0.2%
(a)
Central Parent LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.55%
,
07/06/29 ................... 11,079 9,480,812
Fortress Intermediate 3, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 8.07%
,
06/27/31 ............. 7,362 7,338,660

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock High Yield Portfolio
62
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
IT Services (continued)
Mitchell International, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.57%
,
06/17/31 ............. USD 14,202 $ 14,019,174
Neon Maple US Debt Mergersub, Inc., 1st Lien
Term Loan B1 , (1-mo. CME Term SOFR at
0.00% Floor + 3.00%), 7.32%
,
11/17/31 .... 12,337 12,240,987
Neptune Bidco US, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
5.00%), 9.39%
,
04/11/29 .............. 25,249 21,690,617
64,770,250
Life Sciences Tools & Services — 0.1%
Star Parent, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
8.30%
,
09/27/30
(a)
.................. 42,434 40,480,300
Machinery — 0.2%
(a)
Husky Injection Molding Systems Ltd., 1st Lien
Term Loan , (6-mo. CME Term SOFR at 0.00%
Floor + 4.50%), 8.78%
,
02/15/29 ........ 52,904 52,606,755
Vortex Opco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
8.66%
,
12/18/28 ................... 7,827 3,688,308
56,295,063
Media — 0.5%
(a)
Clear Channel Outdoor Holdings, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.44%
,
08/23/28 ........ 28,227 27,986,643
CSC Holdings LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
8.82%
,
01/18/28 ................... 13,242 12,783,883
CSC Holdings LLC, 1st Lien Term Loan B5 ,
(US Prime Rate at 0.00% Floor + 1.50%),
9.00%
,
04/15/27 ................... 12,625 11,844,609
DirecTV Financing LLC, 1st Lien Term Loan B ,
02/17/31
(n)
....................... 48,480 46,146,790
Endeavor Operating Co. LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.32%
,
01/27/32 ............. 29,733 29,677,399
EW Scripps Co. (The), 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.56%), 7.00%
,
05/01/26 ............. 782 776,919
Gray Media, Inc., 1st Lien Term Loan D ,
12/01/28
(n)
....................... 9,883 9,033,721
Gray Television, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 9.57%
,
05/23/29 ............. 3,563 3,440,371
Promotora de Informaciones SA, 1st Lien Term
Loan , (3-mo. EURIBOR at 0.00% Floor +
5.22%), 7.96%
,
12/31/26 ............. EUR 307 324,431
142,014,766
Metals & Mining — 0.0%
Star Holding LLC, 1st Lien Term Loan B ,
07/18/31
(a) (n)
...................... USD 13,052 12,715,198
Multi-Utilities — 0.1%
GFL Environmental Services, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.82%
,
03/03/32
(a)
........... 18,981 18,772,034
Passenger Airlines — 0.0%
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
0.00%), 9.30%
,
04/20/28
(a)
............ 5,782 5,895,989
Security
Par (000)
Par (000) Value
Pharmaceuticals — 0.6%
(a)
1261229 BC Ltd., 1st Lien Term Loan , (12-mo.
CME Term SOFR at 0.00% Floor + 6.25%),
10.38%
,
09/25/30 .................. USD 40,833 $ 39,199,680
Amneal Pharmaceuticals LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 5.50%), 9.82%
,
05/04/28 ............ 1,627 1,653,080
Bausch Health Cos., Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
5.25%), 9.67%
,
02/01/27 ............. 94,402 94,243,590
Endo Finance Holdings, Inc., 1st Lien Term Loan ,
04/23/31
(n)
....................... 16,601 16,430,757
151,527,107
Professional Services — 0.2%
(a)
Amentum Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.57%
,
09/29/31 ............. 12,598 12,156,964
Celestial- Saturn Parent, Inc., 2nd Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 6.50%), 10.94%
,
06/04/29 ........... 15,642 15,071,855
CoreLogic, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.94%
,
06/02/28 ................... 12,158 11,902,216
Galaxy US Opco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
5.00%), 9.29%
,
07/31/30 ............. 9,330 7,800,975
46,932,010
Software — 0.9%
(a)
Applied Systems, Inc., 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.80%
,
02/23/32 ............. 9,512 9,707,880
Boxer Parent Co., Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.29%
,
07/30/31 ............. 21,778 21,373,266
Boxer Parent Co., Inc., 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
5.75%), 10.04%
,
07/02/32 ............. 13,074 12,551,040
Cloud Software Group, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.08%
,
03/21/31 ............. 38,834 38,417,992
Cloud Software Group, Inc., Facility 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.50% Floor + 3.50%), 7.83%
,
03/30/29 ... 6,566 6,498,437
Cloudera, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.17%
,
10/09/28 ................... 6,444 6,347,511
Cloudera, Inc., 2nd Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
10.42%
,
10/10/29 .................. 23,214 22,063,078
Clover Holdings 2 LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.29%
,
12/09/31
(c)
............ 10,937 10,800,779
Delta Topco, Inc., 2nd Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 5.25%),
9.57%
,
12/24/30 ................... 3,674 3,665,954
Ellucian Holdings, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.75%), 9.07%
,
11/15/32 .............. 46,604 47,225,231
MH Sub I LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.57% , 05/03/28 ........... 19,808 18,730,898
(1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.57% , 12/31/31 ........... 13,406 12,262,527

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock High Yield Portfolio
Consolidated Schedules of Investments
63
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
Proofpoint, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.32%
,
08/31/28 ................... USD 9,088 $ 9,051,098
RealPage, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.08%
,
04/24/28 ................... 10,543 10,531,297
Sabre GLBL, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
8.67%
,
06/30/28 ................... 418 402,829
Sabre GLBL, Inc., 1st Lien Term Loan B1
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.94% , 12/17/27 ........... 1,427 1,368,373
(1-mo. CME Term SOFR at 0.50% Floor +
6.00%), 10.42% , 11/15/29 ........... 6,925 6,752,044
Sabre GLBL, Inc., 1st Lien Term Loan B2
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.94% , 12/17/27 ........... 819 785,171
(1-mo. CME Term SOFR at 1.50% Floor +
6.00%), 10.42% , 11/15/29 ........... 1,986 1,926,270
240,461,675
Specialty Retail — 0.0%
PetSmart LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.17%
,
02/11/28
(a)
.................. 10,161 9,978,922
Trading Companies & Distributors — 0.1%
(a)
Foundation Building Materials, Inc., 1st Lien
Term Loan
01/31/28
(n)
....................... 1,462 1,383,989
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.32% , 01/29/31 ........... 26,735 24,240,021
Gulfside Supply, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.30%
,
06/17/31 ................... 3,283 3,250,085
28,874,095
Transportation Infrastructure — 0.1%
Apple Bidco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.82%
,
09/23/31
(a)
.................. 15,422 15,291,956
Wireless Telecommunication Services — 0.1%
(a)
Digicel International Finance Ltd., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 6.65%), 11.04% 05/25/27 ............ 13,101 12,842,688
Windstream Services LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.75%), 9.17%
,
09/25/31
(c)
............ 7,902 7,882,245
20,724,933
Total Floating Rate Loan Interests — 7 .0%
(Cost: $ 1,909,786,931 ) ............................ 1,883,165,798
Foreign Agency Obligations
Denmark — 0.0%
Orsted A/S
(a)(b)
(5-Year U.K. Government Bonds Note Generic
Bid Yield + 2.14%), 2.50% , 02/18/3021 .. GBP 1,308 1,224,908
(5-Year EURIBOR ICE Swap Rate + 2.59%),
5.13% , 03/14/3024 ............... EUR 550 598,502
1,823,410
France — 0.1%
Electricite de France SA
(a)(b)(j)
(13-Year GBP Swap Semi + 4.23%), 6.00% . GBP 2,200 2,835,385
Security
Par (000)
Par (000) Value
France (continued)
(5-Year EUR Swap Annual + 3.20%), 3.00% . EUR 400 $ 420,130
(5-Year EURIBOR ICE Swap Rate + 2.94%),
5.13% ........................ 600 653,646
(5-Year EUR Swap Annual + 3.97%), 3.38% . 4,000 3,981,649
(5-Year EURIBOR ICE Swap Rate + 3.28%),
5.63% ........................ 600 657,707
(5-Year U.K. Government Bonds Note Generic
Bid Yield + 3.78%), 7.38% ........... GBP 1,700 2,208,053
10,756,570
Total Foreign Agency Obligations — 0 .1%
(Cost: $ 13,024,979 ) ............................... 12,579,980
Shares
Shares
Investment Companies
iShares Broad USD High Yield Corporate Bond
ETF
(g) (o)
......................... 17,046,846 627,494,401
Total Investment Companies — 2 .3%
(Cost: $ 611,143,862 ) .............................. 627,494,401
Beneficial Interest
(000)
Other Interests
(p)
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust Escrow
Bonds
(a)
......................... USD 5,500 5,500
Lehman Brothers Holdings Capital Trust Escrow
Bonds
(e) (f)
........................ 9,030 9,030
Lehman Brothers Holdings Capital Trust Escrow
Bonds
(e) (f)
........................ 2,520 2,520
Lehman Brothers Holdings, Inc.
(e) (f)
......... 5,675 5,675
22,725
Independent Power and Renewable Electricity Producers — 0.0%
(a)(c)(e)(f)
GenOn Energy Holdings LLC ............. 1,864 —
GenOn Energy Holdings LLC
(g)
............ 3,270 1
1
Media — 0.0%
Adelphia Communications Corp., Escrow
(c) (e) (f)
.. 325 —
Total Other Interests — 0.0%
(Cost: $ — ) ..................................... 22,726
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 1.2%
Aerospace & Defense — 0.2%
Boeing Co. (The) , 6.00% , 10/15/27
(k)
........ 981 58,713,632
Banks — 0.1%
PNC Financial Services Group, Inc. (The)
(a)(j)
Series V , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.24%),
6.20% ........................ 8,769 8,890,863
Series W , (7-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.81%),
6.25% ........................ 19,052 19,149,546
28,040,409

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock High Yield Portfolio
64
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities — 0.4%
(a)(j)
Edison International
Series A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.70%),
5.38% ........................ USD 53,402 $ 51,108,681
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.90%),
5.00% ........................ 8,540 7,715,366
NRG Energy, Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(d)
.................. 36,966 40,700,084
99,524,131
Independent Power and Renewable Electricity Producers — 0.3%
Vistra Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(a) (d) (j)
....................... 63,284 64,081,252
Oil, Gas & Consumable Fuels — 0.1%
Energy Transfer LP , Series H , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 5.69%), 6.50%
(a) (j)
........... 31,709 31,671,615
Semiconductors & Semiconductor Equipment — 0.1%
Microchip Technology, Inc. , 7.50% , 03/15/28
(k)
. 441 22,200,563
Total Capital Trusts — 1 .2%
(Cost: $ 293,264,459 ) .............................. 304,231,602
Shares
Shares
Preferred Stocks — 0.3%
Commercial Services & Supplies — 0.0%
(f)
Veritas Newco ....................... 17,522 403,001
Veritas Newco, Series G-1 ............... 12,095 278,178
681,179
Insurance — 0.3%
Alliant Cali, Inc. , (Acquired 09/25/24 , cost
$ 77,202,330 ) , 10.00%
(c) (q)
............. 78,378 81,154,414
Wireless Telecommunication Services
— 0.0%
(f)
Ligado Networks LLC
(j) (r)
................ 235,644 353,465
Ligado Networks LLC , (Acquired 04/08/15 , cost
$ 3,709,752 )
(q)
..................... 3,788,013 50,873
404,338
Total Preferred Stocks — 0 .3%
(Cost: $ 117,072,653 ) .............................. 82,239,931
Total Preferred Securities — 1 .5%
(Cost: $ 410,337,112 ) .............................. 386,471,533
Total Long-Term Investments — 95.8%
(Cost: $ 25,744,064,885 ) ............................ 25,707,784,703
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 5.6%
(o)(s)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.50%
(t)
................... 629,351,909 $ 629,666,584
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.22% ..................... 867,536,172 867,536,172
Total Short-Term Securities — 5 .6%
(Cost: $ 1,497,217,348 ) ............................ 1,497,202,756
Total Investments Before Investments Sold Short — 101 .4%
(Cost: $ 27,241,282,233 ) ............................ 27,204,987,459
Investments Sold Short
Common Stocks
Diversified Telecommunication Services — (0.0)%
Telesat Corp. ....................... (388) (7,306)
Total Common Stocks — (0.0) %
(Proceeds: $ (5,919) ) .............................. (7,306)
Total Investments Sold Short — (0.0) %
(Proceeds: $ (5,919) ) .............................. (7,306)
Total Investments Net of Investments Sold Short — 101 .4%
(Cost: $ 27,241,276,314 ) ............................ 27,204,980,153
Liabilities in Excess of Other Assets — (1.4) % ............. (365,383,557)
Net Assets — 100.0% ...............................
$ 26,839,596,596

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock High Yield Portfolio
Consolidated Schedules of Investments
65
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Issuer filed for bankruptcy and/or is in default.
(f)
Non-income producing security.
(g)
All or a portion of this security is on loan.
(h)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(i)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)
Perpetual security with no stated maturity date.
(k)
Convertible security.
(l)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(m)
Zero-coupon bond.
(n)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)
Affiliate of the Fund.
(p)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(q)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $81,205,287, representing 0.30% of its net assets as of period end, and an original cost of $80,912,082.
(r)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
(s)
Annualized 7-day yield as of period end.
(t)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
09/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/25
Shares
Held at
03/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 211,927,055 $ 417,903,126
(a)
$ — $ (150,668) $ (12,929) $ 629,666,584 629,351,909 $ 956,941
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 206,646,929 660,889,243
(a)
— — — 867,536,172 867,536,172 8,951,874 —
iShares Broad USD High Yield
Corporate Bond ETF .... 1,131,263,752 1,116,712,500 (1,596,149,603) (618,859) (23,713,389) 627,494,401 17,046,846 35,591,703 —
iShares iBoxx $ High Yield
Corporate Bond ETF
(c)
... — 239,360,000 (238,443,370) (916,630) — — — — —
$ (1,686,157) $ (23,726,318) $ 2,124,697,157 $ 45,500,518 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock High Yield Portfolio
66
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 5-Year Note .................................................... 826 06/30/25 $ 89,434 $ 793,651
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 1,825,813 EUR 1,665,000 Credit Agricole Corporate & Investment Bank SA 06/18/25 $ 17,562
USD 492,005 EUR 448,000 Natwest Markets plc 06/18/25 5,461
USD 35,545,897 EUR 32,386,119 Standard Chartered Bank 06/18/25 373,394
USD 355,294,705 EUR 324,053,663 State Street Bank and Trust Co. 06/18/25 3,360,641
USD 250,178,290 EUR 227,939,218 Toronto Dominion Bank 06/18/25 2,628,010
USD 110,197,403 GBP 85,275,000 HSBC Bank plc 06/18/25 51,433
6,436,501
EUR 616,000 USD 671,409 Commonwealth Bank of Australia 06/18/25 (2,410)
$ 6,434,091
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
44.V1 ........... 5 .00 % Quarterly 06/20/30 B+ USD 904,914 $ 47,949,602 $ 52,307,656 $ (4,358,054)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Virgin Media Finance plc . 5 .00 % Quarterly
JPMorgan Chase Bank
NA 12/20/25 B- EUR 1,050 $ 32,318 $ 33,757 $ (1,439)
ADLER Real Estate GmbH 5 .00 Quarterly
Goldman Sachs
International 06/20/26 CCC+ EUR 100 1,319 (1,987) 3,306
CMA CGM SA ........ 5 .00 Quarterly
Morgan Stanley & Co.
International plc 06/20/27 BB+ EUR 1,725 157,671 194,829 (37,158)
ADLER Real Estate GmbH 5 .00 Quarterly Bank of America NA 12/20/27 CCC+ EUR 491 28,019 (58,181) 86,200
ADLER Real Estate GmbH 5 .00 Quarterly Barclays Bank plc 12/20/27 CCC+ EUR 830 47,340 (94,175) 141,515
ADLER Real Estate GmbH 5 .00 Quarterly Barclays Bank plc 12/20/27 CCC+ EUR 295 16,842 (33,504) 50,346
ADLER Real Estate GmbH 5 .00 Quarterly Citibank NA 12/20/27 CCC+ EUR 241 13,737 (28,130) 41,867
ADLER Real Estate GmbH 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 504 28,748 (59,223) 87,971
ADLER Real Estate GmbH 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC+ EUR 365 20,843 (42,851) 63,694
Forvia SE ........... 5 .00 Quarterly Barclays Bank plc 06/20/29 BB- EUR 1,109 75,905 123,940 (48,035)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock High Yield Portfolio
Consolidated Schedules of Investments
67
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Forvia SE ........... 5 .00 % Quarterly
Goldman Sachs
International 06/20/29 BB- EUR 959 $ 65,638 $ 94,923 $ (29,285)
Virgin Media Finance plc . 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 B- EUR 291 14,445 8,917 5,528
Virgin Media Finance plc . 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 B- EUR 354 17,542 11,243 6,299
Altice France SA ...... 5 .00 Quarterly Deutsche Bank AG 12/20/29 CC EUR 1,623 (335,601) (294,776) (40,825)
Forvia SE ........... 5 .00 Quarterly
Goldman Sachs
International 12/20/29 BB- EUR 200 11,148 13,661 (2,513)
iTraxx Europe Crossover
Index Series 42.V2 20-
35% ............ 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 2,434 279,489 325,882 (46,393)
iTraxx Europe Crossover
Index Series 42.V2 20-
35% ............ 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 1,897 217,859 217,257 602
SES SA ............ 1 .00 Quarterly Bank of America NA 12/20/29 NR EUR 586 (38,596) (44,919) 6,323
SES SA ............ 1 .00 Quarterly Barclays Bank plc 12/20/29 NR EUR 603 (39,715) (41,838) 2,123
$ 614,951 $ 324,825 $ 290,126
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination BNP Paribas SA 06/20/25 USD 50,000 $ 832,076 $ (196,706) $ 1,028,782
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination BNP Paribas SA 06/20/25 USD 100,000 2,633,973 (353,585) 2,987,558
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 06/20/25 USD 87,992 2,335,531 (311,126) 2,646,657
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/25 USD 46,000 672,867 (52,944) 725,811
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/25 USD 48,258 1,385,992 (155,980) 1,541,972
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/25 USD 48,258 1,263,416 (174,574) 1,437,990
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/25 USD 48,257 1,362,102 (161,196) 1,523,298
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
JPMorgan Chase Bank
NA 06/20/25 USD 49,300 715,119 (45,496) 760,615
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/25 USD 69,375 1,595,121 (268,861) 1,863,982

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock High Yield Portfolio
68
OTC Total Return Swaps (continued)
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Goldman Sachs
International 09/20/25 USD 250,000 $ (694,249) $ (2,315,099) $ 1,620,850
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 09/20/25 USD 45,005 (473,769) (350,619) (123,150)
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/25 USD 67,134 202,178 (399,915) 602,093
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/25 USD 36,289 (134,557) (326,754) 192,197
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/25 USD 43,462 (436,407) (317,053) (119,354)
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/25 USD 79,098 150,587 (526,755) 677,342
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/25 USD 33,567 (19,459) (211,430) 191,971
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/25 USD 33,567 63,905 (204,699) 268,604
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/25 USD 93,517 (369,503) (637,022) 267,519
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 12/20/25 USD 34,326 (152,913) (363,581) 210,668
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 12/20/25 USD 44,545 (17,267) (424,280) 407,013
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/25 USD 46,721 (121,015) (445,006) 323,991
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/25 USD 72,580 (643,698) (602,811) (40,887)
$ 10,150,030 $ (8,845,492) $ 18,995,522
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .33%
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
.......................................................... $ 52,307,656 $ — $ — $ (4,358,054)
OTC Swaps ................................................................... 1,024,409 (9,545,076) 19,774,687 (489,039)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock High Yield Portfolio
Consolidated Schedules of Investments
69
Derivative Financial Instruments Categorized by Risk Exposure
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 793,651 $ — $ 793,651
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 6,436,501 — — 6,436,501
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 1,520,183 — — 19,278,913 — 20,799,096
$ — $ 1,520,183 $ — $ 6,436,501 $ 20,072,564 $ — $ 28,029,248
Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... $ — $ — $ — $ 2,410 $ — $ — $ 2,410
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 4,358,054 — — — — 4,358,054
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 905,232 — — 9,128,883 — 10,034,115
$ — $ 5,263,286 $ — $ 2,410 $ 9,128,883 $ — $ 14,394,579
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the Statements
of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ — $ — $ (788,793) $ — $ (788,793)
Forward foreign currency exchange contracts .... — — — 24,195,721 — — 24,195,721
Swaps .............................. — 4,600,205 — — 39,883,518 — 44,483,723
$ — $ 4,600,205 $ — $ 24,195,721 $ 39,094,725 $ — $ 67,890,651
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ — $ — $ 524,445 $ — $ 524,445
Forward foreign currency exchange contracts .... — — — 8,799,752 — — 8,799,752
Swaps .............................. — (4,631,708) — — (52,846,016) — (57,477,724)
$ — $ (4,631,708) $ — $ 8,799,752 $ (52,321,571) $ — $ (48,153,527)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 91,650,450
Average notional value of contracts — short ................................................................................. 8,879,813
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 788,661,675
Average amounts sold — in USD ........................................................................................ 335,704
Credit default swaps
Average notional value — buy protection ................................................................................... 5,754,005
Average notional value — sell protection ................................................................................... 802,612,877
Total return swaps
Average notional value ............................................................................................... 1,463,813,500

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock High Yield Portfolio
70
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 70,970 $ —
Forward f oreign currency exchange contracts ................................................................. 6,436,501 2,410
Swaps — centrally cleared .............................................................................. 2,319,926 —
Swaps — OTC
(a)
..................................................................................... 20,799,096 10,034,115
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 29,626,493 $ 10,036,525
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(2,390,896) —
Total derivative assets and liabilities subject to an MNA ............................................................
$ 27,235,597 $ 10,036,525
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA .............................. $ 92,523 $ (92,523) $ — $ — $ —
Barclays Bank plc ................................ 317,924 (217,552) — — 100,372
BNP Paribas SA ................................. 4,560,081 (596,684) — (3,963,397) —
Citibank NA .................................... 41,867 (28,130) — — 13,737
Credit Agricole Corporate & Investment Bank SA ........... 17,562 — — — 17,562
Goldman Sachs International ........................ 1,732,740 (1,732,740) — — —
HSBC Bank plc .................................. 51,433 — — — 51,433
JPMorgan Chase Bank NA .......................... 4,178,668 (1,678,914) — (2,499,754) —
Morgan Stanley & Co. International plc .................. 9,875,293 (4,725,250) — (5,150,043) —
Natwest Markets plc .............................. 5,461 — — — 5,461
Standard Chartered Bank ........................... 373,394 — — — 373,394
State Street Bank and Trust Co. ...................... 3,360,641 — — — 3,360,641
Toronto Dominion Bank ............................ 2,628,010 — — — 2,628,010
$ 27,235,597 $ (9,071,793) $ — $ (11,613,194) $ 6,550,610
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(c)(e)
Bank of America NA .............................. $ 103,100 $ (92,523) $ — $ — $ 10,577
Barclays Bank plc ................................ 217,552 (217,552) — — —
BNP Paribas SA ................................. 596,684 (596,684) — — —
Citibank NA .................................... 28,130 (28,130) — — —
Commonwealth Bank of Australia ..................... 2,410 — — — 2,410
Deutsche Bank AG ............................... 335,601 — — — 335,601
Goldman Sachs International ........................ 2,348,884 (1,732,740) — — 616,144
JPMorgan Chase Bank NA .......................... 1,678,914 (1,678,914) — — —
Morgan Stanley & Co. International plc .................. 4,725,250 (4,725,250) — — —
$ 10,036,525 $ (9,071,793) $ — $ — $ 964,732
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount receivable from the counterparty in the event of default.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock High Yield Portfolio
Consolidated Schedules of Investments
71
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 27,462,610 $ 2,031,511 $ 29,494,121
Common Stocks
Building Products ....................................... 4,850,762 — — 4,850,762
Commercial Services & Supplies ............................. — — 5,573,543 5,573,543
Electrical Equipment ..................................... — — — —
Energy Equipment & Services .............................. 28,001 — — 28,001
Entertainment ......................................... 13,944,982 — — 13,944,982
Hotels, Restaurants & Leisure .............................. 16,862,092 — — 16,862,092
Life Sciences Tools & Services .............................. 17,386,554 — — 17,386,554
Metals & Mining ........................................ 21,749,631 — — 21,749,631
Real Estate Management & Development ....................... — — 9 9
Semiconductors & Semiconductor Equipment .................... 3 — — 3
Specialized REITs ...................................... 36,814,475 — — 36,814,475
Corporate Bonds
Aerospace & Defense .................................... — 796,466,103 — 796,466,103
Air Freight & Logistics .................................... — 26,814,943 — 26,814,943
Automobile Components .................................. — 443,961,810 — 443,961,810
Automobiles .......................................... — 47,906,658 — 47,906,658
Banks ............................................... — 391,499,352 — 391,499,352
Biotechnology ......................................... — 21,230,263 — 21,230,263
Broadline Retail ........................................ — 87,002,833 — 87,002,833
Building Products ....................................... — 611,263,840 — 611,263,840
Capital Markets ........................................ — 536,009,852 — 536,009,852
Chemicals ............................................ — 596,113,404 — 596,113,404
Commercial Services & Supplies ............................. — 946,699,038 — 946,699,038
Communications Equipment ................................ — 87,866,675 — 87,866,675
Construction & Engineering ................................ — 119,337,461 — 119,337,461
Consumer Finance ...................................... — 270,356,487 — 270,356,487
Consumer Staples Distribution & Retail ........................ — 193,967,834 — 193,967,834
Containers & Packaging .................................. — 648,628,894 — 648,628,894
Distributors ........................................... — 59,239,089 — 59,239,089
Diversified Consumer Services .............................. — 242,172,750 — 242,172,750
Diversified REITs ....................................... — 152,964,789 — 152,964,789
Diversified Telecommunication Services ........................ — 1,295,390,532 — 1,295,390,532
Electric Utilities ........................................ — 406,466,460 — 406,466,460
Electrical Equipment ..................................... — 34,892,598 — 34,892,598
Electronic Equipment, Instruments & Components ................. — 118,833,271 — 118,833,271
Energy Equipment & Services .............................. — 436,218,790 — 436,218,790
Entertainment ......................................... — 71,842,731 — 71,842,731
Financial Services ...................................... — 748,249,936 — 748,249,936
Food Products ......................................... — 350,270,562 — 350,270,562
Gas Utilities ........................................... — 19,884,061 — 19,884,061
Ground Transportation ................................... — 102,265,676 — 102,265,676
Health Care Equipment & Supplies ........................... — 323,908,140 — 323,908,140
Health Care Providers & Services ............................ — 671,343,165 — 671,343,165
Health Care REITs ....................................... — 86,619,562 — 86,619,562
Health Care Technology .................................. — 6,179,352 — 6,179,352
Hotel & Resort REITs .................................... — 217,778,338 — 217,778,338
Hotels, Restaurants & Leisure .............................. — 1,378,338,615 — 1,378,338,615
Household Durables ..................................... — 185,377,982 — 185,377,982
Household Products ..................................... — 8,400,228 — 8,400,228
Independent Power and Renewable Electricity Producers ............ — 106,354,945 — 106,354,945
Insurance ............................................ — 1,443,033,438 — 1,443,033,438
Interactive Media & Services ............................... — 51,278,123 — 51,278,123
IT Services ........................................... — 178,737,397 — 178,737,397

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock High Yield Portfolio
72
Level 1 Level 2 Level 3 Total
Life Sciences Tools & Services .............................. $ — $ 8,363,443 $ — $ 8,363,443
Machinery ............................................ — 333,527,081 — 333,527,081
Media ............................................... — 1,440,776,108 — 1,440,776,108
Metals & Mining ........................................ — 668,651,961 — 668,651,961
Mortgage Real Estate Investment Trusts (REITs) .................. — 90,252,156 — 90,252,156
Multi-Utilities .......................................... — 16,030,939 — 16,030,939
Office REITs .......................................... — 736,171 — 736,171
Oil, Gas & Consumable Fuels ............................... — 1,946,975,232 — 1,946,975,232
Paper & Forest Products .................................. — 19,215,591 — 19,215,591
Passenger Airlines ...................................... — 86,913,681 — 86,913,681
Personal Care Products .................................. — 54,535,651 — 54,535,651
Pharmaceuticals ....................................... — 558,111,785 — 558,111,785
Professional Services .................................... — 133,897,154 — 133,897,154
Real Estate Management & Development ....................... — 98,621,847 — 98,621,847
Retail REITs .......................................... — 14,047,771 — 14,047,771
Semiconductors & Semiconductor Equipment .................... — 73,533,361 — 73,533,361
Software ............................................. — 1,240,082,130 — 1,240,082,130
Specialized REITs ...................................... — 102,103,457 — 102,103,457
Specialty Retail ........................................ — 414,503,632 — 414,503,632
Technology Hardware, Storage & Peripherals .................... — 51,616,439 — 51,616,439
Textiles, Apparel & Luxury Goods ............................ — 25,423,193 — 25,423,193
Trading Companies & Distributors ............................ — 312,234,717 — 312,234,717
Wireless Telecommunication Services ......................... — 83,447,871 — 83,447,871
Fixed Rate Loan Interests
Construction & Engineering ................................ — — 23,019,325 23,019,325
Diversified Telecommunication Services ........................ — 36,123,755 — 36,123,755
Health Care Technology .................................. — 161,789,492 — 161,789,492
Media ............................................... — — 13,183,378 13,183,378
Software ............................................. — — 122,462,794 122,462,794
Floating Rate Loan Interests
Aerospace & Defense .................................... — 81,007,290 — 81,007,290
Automobile Components .................................. — 68,559,022 — 68,559,022
Broadline Retail ........................................ — 31,788,434 — 31,788,434
Building Products ....................................... — 19,329,795 — 19,329,795
Capital Markets ........................................ — 18,484,495 758,416 19,242,911
Chemicals ............................................ — 72,460,473 — 72,460,473
Commercial Services & Supplies ............................. — 45,540,195 — 45,540,195
Communications Equipment ................................ — 3,960,018 — 3,960,018
Construction & Engineering ................................ — 50,356,631 — 50,356,631
Construction Materials .................................... — 41,997,404 — 41,997,404
Diversified Consumer Services .............................. — 55,159,754 — 55,159,754
Diversified Telecommunication Services ........................ — 184,347,142 — 184,347,142
Electrical Equipment ..................................... — 6,256,084 — 6,256,084
Energy Equipment & Services .............................. — 7,127,943 — 7,127,943
Entertainment ......................................... — 13,977,506 — 13,977,506
Financial Services ...................................... — 26,849,288 7,689,376 34,538,664
Food Products ......................................... — 985,709 — 985,709
Gas Utilities ........................................... — 3,111,777 — 3,111,777
Ground Transportation ................................... — 4,168,727 — 4,168,727
Health Care Equipment & Supplies ........................... — 34,195,551 — 34,195,551
Health Care Providers & Services ............................ — 47,455,634 — 47,455,634
Health Care Technology .................................. — 112,728,113 — 112,728,113
Hotels, Restaurants & Leisure .............................. — 7,176,568 — 7,176,568
Household Durables ..................................... — 22,243,502 — 22,243,502
Industrial Conglomerates .................................. — 15,378,426 — 15,378,426
Insurance ............................................ — 45,338,227 — 45,338,227
IT Services ........................................... — 64,770,250 — 64,770,250
Life Sciences Tools & Services .............................. — 40,480,300 — 40,480,300
Machinery ............................................ — 56,295,063 — 56,295,063
Media ............................................... — 142,014,766 — 142,014,766
Metals & Mining ........................................ — 12,715,198 — 12,715,198
Multi-Utilities .......................................... — 18,772,034 — 18,772,034
Passenger Airlines ...................................... — 5,895,989 — 5,895,989
Pharmaceuticals ....................................... — 151,527,107 — 151,527,107
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock High Yield Portfolio
Consolidated Schedules of Investments
73
Level 1 Level 2 Level 3 Total
Professional Services .................................... $ — $ 46,932,010 $ — $ 46,932,010
Software ............................................. — 229,660,896 10,800,779 240,461,675
Specialty Retail ........................................ — 9,978,922 — 9,978,922
Trading Companies & Distributors ............................ — 28,874,095 — 28,874,095
Transportation Infrastructure ............................... — 15,291,956 — 15,291,956
Wireless Telecommunication Services ......................... — 12,842,688 7,882,245 20,724,933
Foreign Agency Obligations ................................. — 12,579,980 — 12,579,980
Investment Companies .................................... 627,494,401 — — 627,494,401
Other Interests .......................................... — 22,725 1 22,726
Preferred Securities
Aerospace & Defense .................................... 58,713,632 — — 58,713,632
Banks ............................................... — 28,040,409 — 28,040,409
Commercial Services & Supplies ............................. — 681,179 — 681,179
Electric Utilities ........................................ — 99,524,131 — 99,524,131
Independent Power and Renewable Electricity Producers ............ — 64,081,252 — 64,081,252
Insurance ............................................ — — 81,154,414 81,154,414
Oil, Gas & Consumable Fuels ............................... — 31,671,615 — 31,671,615
Semiconductors & Semiconductor Equipment .................... 22,200,563 — — 22,200,563
Wireless Telecommunication Services ......................... — 353,465 — 353,465
Short-Term Securities
Money Market Funds ...................................... 1,497,202,756 — — 1,497,202,756
Unfunded Floating Rate Loan Interests
(a)
........................... — 80,037 — 80,037
Liabilities
Investment Sold Short
Common Stocks ......................................... (7,306) — — (7,306)
Unfunded Floating Rate Loan Interests
(a)
........................... — (58,142) — (58,142)
$ 2,317,240,546 $ 24,613,154,838 $ 274,555,791 $ 27,204,951,175
Investments valued at NAV
(b)
...................................... 50,873
$ 27,205,002,048
Derivative Financial Instruments
(c)
Assets
Credit contracts ........................................... $ — $ 495,774 $ — $ 495,774
Foreign currency exchange contracts ............................ — 6,436,501 — 6,436,501
Interest rate contracts ....................................... 793,651 19,278,913 — 20,072,564
Liabilities
Credit contracts ........................................... — (4,563,702) — (4,563,702)
Foreign currency exchange contracts ............................ — (2,410) — (2,410)
Interest rate contracts ....................................... — (283,391) — (283,391)
$ 793,651 $ 21,361,685 $ — $ 22,155,336
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock High Yield Portfolio
74
See notes to financial statements.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Other
Interests
Preferred
Securities Total
Investments
Assets/Liabilities
Opening balance, as of September 30, 2024 ........................ $ — $ 5,230,700 $ 1,303,125 $ 22,787,975 $ 46,751,407 $ 1 $ — $ 76,073,208
Transfers into Level 3 ...................................... — — — — 5,667,356 — 77,202,330 82,869,686
Transfers out of Level 3 ..................................... — — — — — — — —
Accrued discounts/premiums .................................. — — (1,892) 8,589 — — — 6,697
Net realized gain ......................................... — — 84,540 — 604,187 — — 688,727
Net change in unrealized appreciation (depreciation)
(a) (b)
................ 46,246 342,851 (34,870) (627,365) (595,977) — 3,952,084 3,082,969
Purchases .............................................. 1,985,265 1 — 136,496,298 23,365,865 — — 161,847,429
Sales ................................................. — — (1,350,903) — (48,662,022) — — (50,012,925)
Closing balance, as of March 31, 2025 ...........................
$ 2,031,511 $ 5,573,552 $ — $ 158,665,497 $ 27,130,816
$ 1
$ 81,154,414 $ 274,555,791
Net change in unrealized appreciation (depreciation) on investments still held at
March 31, 2025
(b)
.......................................
$ 46,246 $ 342,851 $ — $ (627,365) $ (12,692)
$ —
$ 3,952,084 $ 3,701,124
(a)
Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

Schedule of Investments
(unaudited)
March 31, 2025
BlackRock Low Duration Bond Portfolio
Schedules of Investments
75
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AGL CLO 12 Ltd., Series 2021-12A, Class A1,
(3-mo. CME Term SOFR at 1.16% Floor +
1.42%), 5.71%, 07/20/34
(a) (b)
........... USD 5,500 $ 5,510,948
AGL Core CLO 2 Ltd., Series 2019-2A, Class
BR, (3-mo. CME Term SOFR at 1.75% Floor +
1.75%), 6.04%, 07/20/37
(a) (b)
........... 1,000 997,720
Ajax Mortgage Loan Trust, Series 2021-C, Class
A, 5.11%, 01/25/61
(b) (c)
............... 1,069 1,068,734
Anchorage Capital CLO 7 Ltd., Series 2015-7A,
Class BR3, (3-mo. CME Term SOFR at 2.05%
Floor + 2.05%), 6.35%, 04/28/37
(a) (b)
...... 1,500 1,498,666
Apidos CLO XII, Series 2013-12A, Class BRR,
(3-mo. CME Term SOFR at 1.45% Floor +
1.45%), 5.75%, 04/15/31
(a) (b)
........... 580 579,331
Aqua Finance Trust, Series 2021-A, Class A,
1.54%, 07/17/46
(b)
.................. 1,064 971,773
Ares LIII CLO Ltd., Series 2019-53A, Class A2R,
(3-mo. CME Term SOFR at 1.50% Floor +
1.50%), 5.80%, 10/24/36
(a) (b)
........... 3,250 3,245,023
ARI Fleet Lease Trust, Series 2024-A, Class A2,
5.30%, 11/15/32
(b)
.................. 2,580 2,591,725
Arm Master Trust LLC, Series 2021-T1, Class A,
2.43%, 11/15/27
(b)
.................. 62 61,817
Asimi Funding plc
(a)(d)
Series 2024-1, Class A, (Sterling Overnight
Index Average + 1.00%), 5.46%, 09/16/31 GBP 154 199,158
Series 2024-1, Class B, (Sterling Overnight
Index Average + 1.35%), 5.81%, 09/16/31 121 156,241
Series 2024-1, Class C, (Sterling Overnight
Index Average + 1.95%), 6.41%, 09/16/31 112 144,894
Asset-Backed European Securitisation
Transaction Twenty-Three SARL
(a)(d)
Series 23, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.60%), 3.99%, 03/21/34 . EUR 100 109,074
Series 23, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.90%), 4.29%, 03/21/34 . 100 108,950
Series 23, Class E, (1-mo. EURIBOR at
0.00% Floor + 2.40%), 4.79%, 03/21/34 . 100 109,256
Auto ABS Italian Stella Loans SRL
(a)(d)
Series 2024-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.70%), 4.06%, 12/29/36 . 92 100,047
Series 2024-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 2.30%), 4.66%, 12/29/36 . 92 100,047
Auto ABS Spanish Loans FT, Series 2024-1,
Class A, (1-mo. EURIBOR at 0.00% Floor +
0.85%), 3.21%, 09/28/38
(a) (d)
........... 761 826,189
Auto1 Car Funding SARL
(a)(d)
Series 2024-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.50%), 3.87%, 12/15/33 . 100 108,800
Series 2024-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 3.50%), 5.87%, 12/15/33 . 100 111,399
AutoFlorence 2 SRL
(a)(d)
Series 2, Class C, (1-mo. EURIBOR at 0.00%
Floor + 1.15%), 3.52%, 12/24/44 ...... 115 123,755
Series 2, Class D, (1-mo. EURIBOR at 0.00%
Floor + 2.35%), 4.72%, 12/24/44 ...... 61 66,937
Autonoria Spain
(a)(d)
Series 2021-SP, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.05%), 3.42%, 01/31/39 . 624 672,933
Series 2021-SP, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.55%), 3.92%, 01/31/39 . 238 257,025
Series 2021-SP, Class E, (1-mo. EURIBOR at
0.00% Floor + 2.65%), 5.02%, 01/31/39 . 178 192,349
Series 2021-SP, Class F, (1-mo. EURIBOR at
0.00% Floor + 3.90%), 6.27%, 01/31/39 . 30 31,758
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Bain Capital CLO Ltd., Series 2024-1A, Class
A1, (3-mo. CME Term SOFR at 1.55% Floor +
1.55%), 5.86%, 04/16/37
(a) (b)
........... USD 3,370 $ 3,374,072
Bain Capital Credit CLO Ltd., Series 2021-4A,
Class A1R, (3-mo. CME Term SOFR at 1.20%
Floor + 1.20%), 5.49%, 10/20/34
(a) (b)
...... 2,040 2,036,881
Ballyrock CLO 19 Ltd., Series 2022-19A, Class
A1, (3-mo. CME Term SOFR at 1.33% Floor +
1.33%), 5.62%, 04/20/35
(a) (b)
........... 1,250 1,245,439
Barings Equipment Finance LLC, Series 2025-A,
Class A3, 4.82%, 08/13/32
(b)
........... 4,585 4,629,645
BHG Securitization Trust, Series 2021-A, Class
A, 1.42%, 11/17/33
(b)
................ 88 86,550
BlueMountain CLO Ltd., Series 2018-2A, Class
B, (3-mo. CME Term SOFR at 1.70% Floor +
1.96%), 6.28%, 08/15/31
(a) (b)
........... 500 499,445
BPCE Consumer Loans FCT, Series 2024-1,
Class A, (1-mo. EURIBOR at 0.00% Floor +
0.70%), 3.06%, 10/31/42
(a) (d)
........... EUR 800 867,459
Brex Commercial Charge Card Master Trust,
Series 2024-1, Class A1, 6.05%, 07/15/27
(b)
. USD 413 417,294
Brignole Co.
(a)(d)
Series 2024, Class C, (1-mo. EURIBOR at
0.00% Floor + 2.00%), 4.37%, 02/24/42 . EUR 73 79,918
Series 2024, Class D, (1-mo. EURIBOR at
0.00% Floor + 4.00%), 6.37%, 02/24/42 . 73 80,085
Bryant Park Funding Ltd., Series 2024-22A,
Class A1, (3-mo. CME Term SOFR at 1.62%
Floor + 1.62%), 5.92%, 04/15/37
(a) (b)
...... USD 1,500 1,503,027
Capital One Multi-Asset Execution Trust
Series 2005-B3, Class B3, (3-mo. CME Term
SOFR at 0.55% Floor + 0.81%), 5.11%,
05/15/28
(a)
..................... 2,240 2,235,965
Series 2023-A1, Class A, 4.42%, 05/15/28 .. 100 100,039
Cardiff Auto Receivables Securitisation plc
(a)(d)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
6.36%, 08/20/31 ................. GBP 345 446,673
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.60%),
7.06%, 08/20/31 ................. 262 339,583
Carlyle Global Market Strategies CLO Ltd.
(a)(b)
Series 2012-4A, Class A1R4, (3-mo. CME
Term SOFR at 1.12% Floor + 1.12%),
5.41%, 04/22/32 ................. USD 266 265,532
Series 2014-1A, Class A1R2, (3-mo. CME
Term SOFR at 0.97% Floor + 1.23%),
5.53%, 04/17/31 ................. 1,206 1,206,792
Series 2014-5A, Class A1RR, (3-mo. CME
Term SOFR at 1.14% Floor + 1.40%),
5.70%, 07/15/31 ................. 2,674 2,676,540
CarVal CLO IX-C Ltd., Series 2024-1A, Class
A, (3-mo. CME Term SOFR at 1.68% Floor +
1.68%), 5.97%, 04/20/37
(a) (b)
........... 1,000 1,002,446
Cascade MH Asset Trust, Series 2021-MH1,
Class A1, 1.75%, 02/25/46
(b)
........... 1,695 1,503,639
Cedar Funding XI CLO Ltd.
(a)(b)
Series 2019-11A, Class A1R2, (3-mo. CME
Term SOFR at 1.06% Floor + 1.06%),
5.37%, 05/29/32 ................. 664 662,858
Series 2019-11A, Class A2R2, (3-mo. CME
Term SOFR at 1.30% Floor + 1.30%),
5.61%, 05/29/32 ................. 1,100 1,098,914
Chesapeake Funding II LLC
(b)
Series 2023-2A, Class A1, 6.16%, 10/15/35 . 3,057 3,100,229

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Low Duration Bond Portfolio
76
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2024-1A, Class A1, 5.52%, 05/15/36 . USD 5,156 $ 5,211,804
CIFC Funding Ltd., Series 2013-4A, Class A1R2,
(3-mo. CME Term SOFR at 0.75% Floor +
0.75%), 5.07%, 04/27/31
(a) (b)
........... 4,050 4,044,346
College Ave Student Loans Trust, Series 2024-A,
Class A1B, (SOFR 30 day Average at 1.75%
Floor + 1.75%), 6.09%, 06/25/54
(a) (b)
...... 10,272 10,467,109
College Avenue Student Loans LLC
(a)(b)
Series 2021-A, Class A1, (1-mo. CME Term
SOFR at 1.10% Floor + 1.21%), 5.53%,
07/25/51 ...................... 224 223,014
Series 2021-B, Class A1, (1-mo. CME Term
SOFR at 0.80% Floor + 0.91%), 5.23%,
06/25/52 ...................... 3,204 3,189,232
Series 2023-A, Class A1, (SOFR 30 day
Average at 1.90% Floor + 1.90%), 6.24%,
05/25/55 ...................... 5,509 5,628,182
Compartment BL Consumer Credit, Series 2024-
1, Class B, (1-mo. EURIBOR at 0.00% Floor +
0.90%), 3.27%, 09/25/41
(a) (d)
........... EUR 308 333,741
Compartment Driver UK Eight, Series 8, Class A,
(Sterling Overnight Index Average at 0.00%
Floor + 0.60%), 5.06%, 09/25/31
(a) (d)
...... GBP 791 1,022,542
Concord Music Royalties LLC, Series 2024-1A,
Class A, 5.64%, 10/20/74
(b)
............ USD 1,137 1,130,324
Credit Acceptance Auto Loan Trust, Series 2022-
1A, Class A, 4.60%, 06/15/32
(b)
......... 1,116 1,116,236
Dowson plc
(a)(d)
Series 2022-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 2.25%),
6.71%, 01/20/29 ................. GBP 559 723,212
Series 2022-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.70%),
7.16%, 01/20/29 ................. 601 776,591
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.60%),
6.06%, 08/20/31 ................. 160 205,618
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.35%),
6.81%, 08/20/31 ................. 100 128,503
Series 2024-1, Class E, (Sterling Overnight
Index Average at 0.00% Floor + 3.95%),
8.41%, 08/20/31 ................. 100 128,561
Series 2024-1, Class F, (Sterling Overnight
Index Average at 0.00% Floor + 6.95%),
11.41%, 08/20/31 ................ 100 128,578
Dryden 49 Senior Loan Fund, Series 2017-49A,
Class BR, (3-mo. CME Term SOFR at 1.60%
Floor + 1.86%), 6.15%, 07/18/30
(a) (b)
...... USD 3,250 3,250,813
Dryden 65 CLO Ltd., Series 2018-65A, Class
B, (3-mo. CME Term SOFR at 1.60% Floor +
1.86%), 6.15%, 07/18/30
(a) (b)
........... 500 500,247
Dryden 87 CLO Ltd., Series 2021-87A, Class
A1, (3-mo. CME Term SOFR at 1.10% Floor +
1.36%), 5.68%, 05/20/34
(a) (b)
........... 750 750,665
EDvestinU Private Education Loan Issue No.
1 LLC, Series 2019-A, Class A, 3.58%,
11/25/38
(b)
....................... 1,912 1,872,237
EDvestinU Private Education Loan Issue No.
3 LLC, Series 2021-A, Class B, 3.50%,
11/25/50
(b)
....................... 640 540,258
ELFI Graduate Loan Program LLC
(b)
Series 2022-A, Class A, 4.51%, 08/26/47 ... 6,891 6,730,006
Series 2023-A, Class A, 6.37%, 02/04/48 ... 5,602 5,872,073
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Elmwood CLO 26 Ltd., Series 2024-1A, Class
C, (3-mo. CME Term SOFR at 2.40% Floor +
2.40%), 6.69%, 04/18/37
(a) (b)
........... USD 3,700 $ 3,713,523
Elmwood CLO 29 Ltd., Series 2024-5A, Class
AR1, (3-mo. CME Term SOFR at 1.52% Floor
+ 1.52%), 5.81%, 04/20/37
(a) (b)
.......... 1,755 1,759,025
Elmwood CLO IV Ltd., Series 2020-1A, Class
BR, (3-mo. CME Term SOFR at 1.85% Floor +
1.85%), 6.14%, 04/18/37
(a) (b)
........... 1,000 998,555
Enterprise Fleet Financing LLC
(b)
Series 2022-1, Class A2, 3.03%, 01/20/28 .. 765 764,111
Series 2023-2, Class A2, 5.56%, 04/22/30 .. 6,467 6,509,789
Series 2024-1, Class A2, 5.23%, 03/20/30 .. 4,147 4,173,856
Series 2024-1, Class A3, 5.16%, 09/20/30 .. 338 343,150
Series 2024-3, Class A3, 4.98%, 08/21/28 .. 2,202 2,230,524
Series 2024-3, Class A4, 5.06%, 03/20/31 .. 713 725,601
Series 2024-4, Class A3, 4.56%, 11/20/28 .. 2,037 2,042,105
Series 2024-4, Class A4, 4.70%, 06/20/31 .. 263 264,098
Fairstone Financial Issuance Trust I, Series
2020-1A, Class A, 2.51%, 10/20/39
(b)
..... CAD 335 232,642
FCT Noria, Series 2021-1, Class D, (1-mo.
EURIBOR at 0.00% Floor + 1.50%), 3.87%,
10/25/49
(a) (d)
...................... EUR 251 271,174
FCT Pixel, Series 2021-1, Class D, (3-mo.
EURIBOR at 0.00% Floor + 1.75%), 4.27%,
02/25/38
(a) (d)
...................... 61 65,768
Finance Ireland Auto Receivables No.2 DAC
(a)(d)
Series 2, Class A, (1-mo. EURIBOR at 0.00%
Floor + 0.68%), 0.00%, 11/14/34 ...... 3,753 4,059,002
Series 2, Class B, (1-mo. EURIBOR at 0.00%
Floor + 0.90%), 0.00%, 11/14/34 ...... 284 307,153
Flatiron CLO 21 Ltd., Series 2021-1A, Class A1R,
(3-mo. CME Term SOFR at 1.36% Floor +
1.36%), 5.65%, 10/19/37
(a) (b)
........... USD 1,805 1,805,704
FNA 8 LLC, Series 2025-1, Class A, 5.62%,
03/15/45
(a) (b)
...................... 2,500 2,500,000
FNA VI LLC, Series 2021-1A, Class A, 1.35%,
01/10/32
(b)
....................... 157 144,571
Ford Credit Auto Owner Trust
(b)(c)
Series 2024-1, Class A, 4.87%, 08/15/36 ... 2,832 2,866,325
Series 2025-1, Class A, 4.86%, 08/15/37 ... 6,652 6,748,971
Ford Credit Floorplan Master Owner Trust A,
Series 2023-1, Class A2, (SOFR 30 day
Average at 0.00% Floor + 1.25%), 5.60%,
05/15/28
(a) (b)
...................... 3,470 3,494,912
Fortuna Consumer Loan ABS DAC
(a)(d)
Series 2024-1, Class B, (1-mo. EURIBOR at
0.00% Floor + 1.35%), 3.72%, 02/18/34 . EUR 281 305,778
Series 2024-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 2.30%), 4.67%, 02/18/34 . 188 205,333
Series 2024-2, Class B, (1-mo. EURIBOR at
0.00% Floor + 1.30%), 3.67%, 10/18/34 . 100 108,789
Series 2024-2, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.65%), 4.02%, 10/18/34 . 100 108,790
Series 2024-2, Class E, (1-mo. EURIBOR at
0.00% Floor + 4.10%), 6.47%, 10/18/34 . 400 438,834
Series 2025-1, Class A, 0.00%, 04/18/35 ... 1,600 1,730,080
Foundation Finance Trust
(b)
Series 2021-2A, Class A, 2.19%, 01/15/42 .. USD 804 752,737
Series 2024-1A, Class A, 5.50%, 12/15/49 .. 3,362 3,425,584
Series 2024-1A, Class B, 5.95%, 12/15/49 .. 479 490,658
Series 2025-1A, Class A, 4.95%, 04/15/50 .. 3,134 3,142,565
FT Santander Consumer Spain Auto
(d)
Series 2020-1, Class B, (3-mo. EURIBOR at
0.00% Floor + 0.95%), 3.41%, 03/21/33
(a)
EUR 155 167,793

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Low Duration Bond Portfolio
Schedules of Investments
77
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2020-1, Class C, (3-mo. EURIBOR at
0.00% Floor + 1.95%), 4.41%, 03/21/33
(a)
EUR 47 $ 50,451
Series 2020-1, Class D, 3.50%, 03/21/33 ... 78 83,226
FTA Consumo Santander
(a)(d)
Series 7, Class B, (3-mo. EURIBOR at 0.00%
Floor + 1.30%), 4.19%, 07/20/38 ...... 200 216,803
Series 7, Class C, (3-mo. EURIBOR at 0.00%
Floor + 1.65%), 4.53%, 07/20/38 ...... 200 216,225
Golden Bar Securitisation SRL, Series 2024-1,
Class B, (3-mo. EURIBOR at 0.00% Floor +
1.50%), 3.89%, 09/22/43
(a) (d)
........... 334 364,279
Golden Ray SA-Compartment 1
(a)(d)
Series 1, Class A2, (1-mo. EURIBOR at
0.00% Floor + 0.80%), 3.15%, 12/27/57 . 463 501,762
Series 1, Class B, (1-mo. EURIBOR at 0.00%
Floor + 1.50%), 3.85%, 12/27/57 ...... 100 108,101
GoldenTree Loan Management US CLO 4 Ltd.,
Series 2019-4A, Class BR, (3-mo. CME
Term SOFR at 1.60% Floor + 1.86%), 6.16%,
04/24/31
(a) (b)
...................... USD 400 400,125
GoldenTree Loan Management US CLO 8 Ltd.,
Series 2020-8A, Class ARR, (3-mo. CME
Term SOFR at 1.15% Floor + 1.15%), 5.44%,
10/20/34
(a) (b)
...................... 1,945 1,942,082
Goldman Home Improvement Trust Issuer Trust
(b)
Series 2021-GRN2, Class A, 1.15%, 06/25/51 1,064 1,029,421
Series 2022-GRN2, Class A, 6.80%, 10/25/52 1,452 1,487,888
GoodLeap Home Improvement Solutions Trust
(b)
Series 2024-1A, Class A, 5.35%, 10/20/46 .. 2,763 2,797,836
Series 2025-1A, Class A, 5.38%, 02/20/49 .. 2,458 2,490,328
GoodLeap Sustainable Home Solutions Trust
(b)
Series 2022-3CS, Class A, 4.95%, 07/20/49 . 536 488,080
Series 2023-3C, Class A, 6.50%, 07/20/55 .. 2,170 2,125,812
Gracie Point International Funding
(a)(b)
Series 2023-1A, Class D, (SOFR90A at 0.00%
Floor + 4.50%), 8.92%, 09/01/26 ...... 285 286,470
Series 2023-2A, Class A, (SOFR90A at 2.25%
Floor + 2.25%), 6.67%, 03/01/27 ...... 326 326,185
Gracie Point International Funding LLC, Series
2024-1A, Class A, (SOFR90A at 1.70% Floor
+ 1.70%), 6.12%, 03/01/28
(a) (b)
.......... 6,180 6,190,847
GreatAmerica Leasing Receivables Funding LLC,
Series 2024-2, Class A2, 5.28%, 03/15/27
(b)
. 2,556 2,568,100
GreenSky Home Improvement Issuer Trust
(b)
Series 2024-2, Class A4, 5.15%, 10/27/59 .. 935 937,162
Series 2025-1A, Class A2, 5.12%, 03/25/60 . 4,000 4,002,896
GreenSky Home Improvement Trust, Series
2024-1, Class A2, 5.88%, 06/25/59
(b)
...... 2,066 2,082,942
Hermitage 2024 plc
(a)(d)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.60%),
6.06%, 04/21/33 ................. GBP 118 152,416
Series 2024-1, Class E, (Sterling Overnight
Index Average at 0.00% Floor + 3.90%),
8.36%, 04/21/33 ................. 121 156,252
Hermitage plc, Series 2024-1, Class D, (Sterling
Overnight Index Average at 0.00% Floor +
2.35%), 6.81%, 04/21/33
(a) (d)
........... 74 96,537
Hill FL
(a)(d)
Series 2024-1FL, Class B, (1-mo. EURIBOR
at 0.00% Floor + 1.10%), 3.48%, 02/18/32 EUR 193 209,192
Series 2024-1FL, Class C, (1-mo. EURIBOR
at 0.00% Floor + 2.05%), 4.43%, 02/18/32 97 105,243
Series 2024-1FL, Class D, (1-mo. EURIBOR
at 0.00% Floor + 3.20%), 5.58%, 02/18/32 97 106,173
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Hill FL BV
(a)(d)
Series 2024-2FL, Class A, (1-mo. EURIBOR
at 0.00% Floor + 0.72%), 3.10%, 10/18/32 EUR 600 $ 650,929
Series 2024-2FL, Class D, (1-mo. EURIBOR
at 0.00% Floor + 1.95%), 4.33%, 10/18/32 100 108,323
Huntington Bank Auto Credit-Linked Notes,
Series 2024-2, Class B1, 5.44%, 10/20/32
(b)
. USD 1,805 1,812,756
John Deere Owner Trust, Series 2023-B, Class
A3, 5.18%, 03/15/28 ................ 6,776 6,816,136
KKR Financial CLO Ltd., Series 2013-1A, Class
A1R2, (3-mo. CME Term SOFR at 1.10%
Floor + 1.10%), 5.40%, 04/15/29
(a) (b)
...... 271 271,088
Koromo Italy Compartment 2., Series 2, Class A,
(1-mo. EURIBOR at 0.00% Floor + 0.68%),
3.02%, 02/26/32
(a) (d)
................. EUR 1,896 2,054,464
LCM XXIII Ltd., Series 23A, Class A2R, (3-mo.
CME Term SOFR at 1.65% Floor + 1.91%),
6.20%, 10/20/29
(a) (b)
................. USD 209 208,547
Loanpal Solar Loan Ltd.
(b)
Series 2020-2GF, Class A, 2.75%, 07/20/47 . 1,537 1,263,179
Series 2021-1GS, Class A, 2.29%, 01/20/48 . 2,361 1,912,287
Series 2021-2GS, Class A, 2.22%, 03/20/48 . 4,768 3,739,871
London Cards No. 2 plc
(a)(d)
Series 2, Class A, (Sterling Overnight Index
Average at 0.00% Floor + 1.40%), 5.86%,
03/28/34 ...................... GBP 381 497,151
Series 2, Class C, (Sterling Overnight Index
Average at 0.00% Floor + 2.50%), 6.96%,
03/28/34 ...................... 130 169,505
Series 2, Class D, (Sterling Overnight Index
Average at 0.00% Floor + 3.45%), 7.91%,
03/28/34 ...................... 117 152,964
Series 2, Class E, (Sterling Overnight Index
Average at 0.00% Floor + 5.50%), 9.96%,
03/28/34 ...................... 135 180,588
Long Point Park CLO Ltd., Series 2017-1A, Class
A2, (3-mo. CME Term SOFR at 0.26% Floor +
1.64%), 5.94%, 01/17/30
(a) (b)
........... USD 1,140 1,140,285
LT Autorahoitus V DAC, Series 5, Class B, (1-mo.
EURIBOR at 0.00% Floor + 0.90%), 3.27%,
05/18/35
(a) (d)
...................... EUR 400 431,788
LT Rahoitus DAC
(a)(d)
Series 6, Class A, (1-mo. EURIBOR at 0.00%
Floor + 0.54%), 3.11%, 07/18/36 ...... 2,400 2,595,431
Series 6, Class B, (1-mo. EURIBOR at 0.00%
Floor + 0.90%), 3.47%, 07/18/36 ...... 200 215,808
Madison Park Funding LVII Ltd., Series 2022-
57A, Class A1R, (3-mo. CME Term SOFR at
1.28% Floor + 1.28%), 5.58%, 07/27/34
(a) (b)
. USD 2,365 2,365,268
Madison Park Funding XXI Ltd., Series 2016-
21A, Class AARR, (3-mo. CME Term SOFR at
1.34% Floor + 1.34%), 5.64%, 10/15/32
(a) (b)
. 5,487 5,490,100
Madison Park Funding XXXV Ltd., Series 2019-
35A, Class BR, (3-mo. CME Term SOFR at
1.40% Floor + 1.66%), 5.95%, 04/20/32
(a) (b)
. 250 250,235
Madison Park Funding XXXVIII Ltd., Series 2021-
38A, Class A, (3-mo. CME Term SOFR at
1.38% Floor + 1.38%), 5.68%, 07/17/34
(a) (b)
. 3,000 3,002,761
Mariner CLO LLC, Series 2016-3A, Class AR3,
(3-mo. CME Term SOFR at 1.59% Floor +
1.59%), 5.88%, 01/23/37
(a) (b)
........... 800 800,824
Marzio Finance SRL, Series 2024-14, Class A,
(1-mo. EURIBOR at 0.00% Floor + 0.88%),
3.24%, 05/28/49
(a) (d)
................. EUR 344 373,696

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Low Duration Bond Portfolio
78
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Metro Finance Trust, Series 2024-1, Class A,
(1-mo. ASX Australia Bank Bill Short Term
Rates Mid at 0.00% Floor + 1.25%), 5.34%,
09/17/30
(a) (d)
...................... AUD 832 $ 521,753
Mila BV
(a)(d)
Series 2024-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.45%), 3.84%, 09/16/41 . EUR 100 108,090
Series 2024-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 2.00%), 4.39%, 09/16/41 . 100 108,416
Mill City Solar Loan Ltd., Series 2019-2GS, Class
A, 3.69%, 07/20/43
(b)
................ USD 6,816 6,122,160
MMAF Equipment Finance LLC, Series 2024-A,
Class A3, 4.95%, 07/14/31
(b)
........... 1,796 1,815,935
Mosaic Solar Loan Trust
(b)
Series 2019-2A, Class A, 2.88%, 09/20/40 .. 176 156,149
Series 2020-2A, Class B, 2.21%, 08/20/46 .. 748 605,449
Series 2021-1A, Class B, 2.05%, 12/20/46 .. 476 377,918
Series 2022-1A, Class B, 3.16%, 01/20/53 .. 3,532 2,797,297
Series 2022-2A, Class A, 4.38%, 01/21/53 .. 387 368,188
Navient Private Education Loan Trust, Series
2020-A, Class A2B, (1-mo. CME Term SOFR
at 0.00% Floor + 1.01%), 5.33%, 11/15/68
(a) (b)
619 617,573
Navient Private Education Refi Loan Trust
(b)
Series 2019-CA, Class A2, 3.13%, 02/15/68 . 848 831,912
Series 2019-EA, Class A2B, (1-mo. CME Term
SOFR at 0.00% Floor + 1.03%), 5.35%,
05/15/68
(a)
..................... 3,266 3,261,762
Series 2019-GA, Class A, 2.40%, 10/15/68 . 386 372,204
Series 2020-IA, Class A1B, (1-mo. CME Term
SOFR at 1.00% Floor + 1.11%), 5.43%,
04/15/69
(a)
..................... 4,660 4,659,956
Series 2021-A, Class A, 0.84%, 05/15/69 ... 733 665,787
Series 2021-DA, Class A, (US Prime Rate at
0.00% Floor - 1.99%), 5.51%, 04/15/60
(a)
. 5,475 5,488,854
Navient Student Loan Trust
(b)
Series 2018-EA, Class A2, 4.00%, 12/15/59 . 211 210,438
Series 2023-BA, Class A1B, (SOFR 30 day
Average at 0.00% Floor + 1.70%), 6.05%,
03/15/72
(a)
..................... 2,580 2,596,167
Navistar Financial Dealer Note Master Owner
Trust, Series 2024-1, Class A, 5.59%,
04/25/29
(b)
....................... 4,294 4,338,673
Navistar Financial Dealer Note Master Owner
Trust II, Series 2023-1, Class A, 6.18%,
08/25/28
(b)
....................... 2,045 2,053,526
Nelnet Student Loan Trust
(b)
Series 2021-A, Class D, 4.93%, 04/20/62 .. 1,150 1,032,978
Series 2021-BA, Class AFL, (1-mo. CME Term
SOFR at 0.00% Floor + 0.89%), 5.21%,
04/20/62
(a)
..................... 5,543 5,523,279
Series 2021-BA, Class AFX, 1.42%, 04/20/62 4,496 4,200,022
Series 2021-CA, Class AFL, (1-mo. CME Term
SOFR at 0.00% Floor + 0.85%), 5.17%,
04/20/62
(a)
..................... 6,096 6,066,666
Series 2023-PL1A, Class A1B, 7.15%,
11/25/53 ...................... 3,261 3,358,108
Series 2025-AA, Class A1B, (SOFR 30 day
Average at 0.00% Floor + 1.10%), 5.43%,
03/15/57
(a)
..................... 3,882 3,857,969
NewDay Funding
(a)(d)
Series 2024-1X, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 1.18%),
5.64%, 03/15/32 ................. GBP 534 695,877
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2024-1X, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.65%),
6.11%, 03/15/32 ................. GBP 208 $ 270,820
Series 2024-1X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 2.40%),
6.86%, 03/15/32 ................. 147 192,715
Newday Funding Master Issuer plc
(a)(d)
Series 2024-2X, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.40%),
5.86%, 07/15/32 ................. 132 170,703
Series 2024-2X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
6.36%, 07/15/32 ................. 154 200,232
Series 2024-2X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.65%),
7.11%, 07/15/32 ................. 331 431,714
Series 2024-3X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.60%),
6.06%, 11/15/32 ................. 184 237,962
Newday Funding Master Issuer plc-, Series
2025-1X, Class A, (Sterling Overnight Index
Average at 0.00% Floor + 0.85%), 0.00%,
04/15/33
(a) (d)
...................... 2,000 2,583,500
Noria DE
(a)(d)
Series 2024-DE1, Class D, (1-mo. EURIBOR
at 0.00% Floor + 1.65%), 4.02%, 02/25/43 EUR 100 107,703
Series 2024-DE1, Class E, (1-mo. EURIBOR
at 0.00% Floor + 3.55%), 5.92%, 02/25/43 100 109,075
Series 2024-DE1, Class F, (1-mo. EURIBOR
at 0.00% Floor + 4.50%), 6.87%, 02/25/43 100 108,242
OCP CLO Ltd.
(a)(b)
Series 2014-7A, Class A1RR, (3-mo. CME
Term SOFR at 0.00% Floor + 1.38%),
5.67%, 07/20/29 ................. USD 48 48,274
Series 2020-18A, Class A1R2, (3-mo. CME
Term SOFR at 1.37% Floor + 1.37%),
5.66%, 07/20/37 ................. 2,500 2,501,484
Octagon 66 Ltd., Series 2022-1A, Class X,
(3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.67%, 11/16/36
(a) (b)
........... 2,063 2,062,283
Octagon Investment Partners XV Ltd., Series
2013-1A, Class A2R, (3-mo. CME Term SOFR
at 0.00% Floor + 1.61%), 5.90%, 07/19/30
(a) (b)
1,750 1,748,998
Octagon Investment Partners XVII Ltd., Series
2013-1A, Class A2R2, (3-mo. CME Term
SOFR at 0.00% Floor + 1.36%), 5.66%,
01/25/31
(a) (b)
...................... 1,750 1,749,942
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class AR2, (3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 5.61%, 01/20/38
(a) (b)
...... 1,500 1,501,279
Pagaya AI Technology in Housing Trust, Series
2023-1, Class A, 3.60%, 10/25/40
(b)
...... 4,911 4,666,894
Panorama Auto Trust, Series 2025-1, Class A,
(1-mo. ASX Australia Bank Bill Short Term
Rates Mid at 0.00% Floor + 0.97%), 5.08%,
03/15/33
(a) (d)
...................... AUD 3,379 2,109,785
Park Avenue Institutional Advisers CLO Ltd.,
Series 2018-1A, Class A1BR, (3-mo. CME
Term SOFR at 1.25% Floor + 1.51%), 5.80%,
10/20/31
(a) (b)
...................... USD 10,000 10,001,002
PCL Funding IX plc
(a)(d)
Series 2024-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.90%),
5.36%, 07/16/29 ................. GBP 636 823,191

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Low Duration Bond Portfolio
Schedules of Investments
79
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2024-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.30%),
5.76%, 07/16/29 ................. GBP 140 $ 181,240
PFS Financing Corp.
(b)
  5.54%, 10/16/28
(e)
................. USD 2,000 2,007,400
Series 2023-A, Class A, 5.80%, 03/15/28 ... 7,736 7,824,021
Series 2024-D, Class A, 5.34%, 04/15/29 ... 2,087 2,123,978
Pony SA Compartment German Auto Loans
(a)(d)
Series 2024-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.20%), 3.59%, 01/14/33 . EUR 100 108,334
Series 2024-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.65%), 4.04%, 01/14/33 . 100 108,120
Prodigy Finance DAC, Series 2021-1A, Class
A, (1-mo. CME Term SOFR at 0.00% Floor +
1.36%), 5.68%, 07/25/51
(a) (b)
........... USD 726 727,449
Progress Residential Trust, Series 2021-SFR10,
Class A, 2.39%, 12/17/40
(b)
............ 3,115 2,900,945
Quarzo SRL
(a)(d)
Series 2024-1, Class C, (3-mo. EURIBOR at
0.00% Floor + 2.30%), 4.80%, 06/15/41 . EUR 91 99,465
Series 2024-1, Class D, (3-mo. EURIBOR at
0.00% Floor + 3.70%), 6.20%, 06/15/41 . 91 99,285
Recette CLO Ltd., Series 2015-1A, Class ARR,
(3-mo. CME Term SOFR at 0.00% Floor +
1.34%), 5.63%, 04/20/34
(a) (b)
........... USD 10,000 10,000,059
Red & Black Auto Germany 8 UG, Series 8,
Class C, (1-mo. EURIBOR at 0.00% Floor +
0.95%), 3.32%, 09/15/30
(a) (d)
........... EUR 122 131,433
Red & Black Auto Italy SRL, Series 1, Class D,
(1-mo. EURIBOR at 0.00% Floor + 2.85%),
5.21%, 12/28/31
(a) (d)
................. 166 180,340
Regatta VIII Funding Ltd., Series 2017-1A, Class
A1R, (3-mo. CME Term SOFR at 1.55% Floor
+ 1.55%), 5.85%, 04/17/37
(a) (b)
.......... USD 1,110 1,112,616
Regatta XVIII Funding Ltd., Series 2021-1A,
Class A1R, (3-mo. CME Term SOFR at 1.16%
Floor + 1.16%), 5.48%, 04/15/38
(a) (b)
...... 1,250 1,246,192
Regional Management Issuance Trust
(b)
Series 2021-1, Class A, 1.68%, 03/17/31 ... 209 207,174
Series 2021-3, Class A, 3.88%, 10/17/33
(e)
.. 4,470 4,246,500
Series 2024-1, Class A, 5.83%, 07/15/36 ... 854 871,124
Series 2024-2, Class A, 5.11%, 12/15/33 ... 915 918,941
Republic Finance Issuance Trust
(b)
Series 2021-A, Class A, 2.30%, 12/22/31 ... 758 750,456
Series 2024-A, Class A, 5.91%, 08/20/32 ... 3,670 3,721,427
RevoCar UG, Series 2024-1, Class A, (1-mo.
EURIBOR at 0.00% Floor + 0.56%), 2.95%,
02/21/37
(a) (d)
...................... EUR 475 514,157
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-3A, Class A, (3-mo. CME Term
SOFR at 0.00% Floor + 1.45%), 5.74%,
10/20/30 ...................... USD 757 756,788
Series 2021-1A, Class A1, (3-mo. CME Term
SOFR at 1.17% Floor + 1.43%), 5.72%,
07/20/34 ...................... 10,750 10,746,173
RR 32 Ltd., Series 2024-32RA, Class A1R,
(3-mo. CME Term SOFR at 1.36% Floor +
1.36%), 5.66%, 10/15/39
(a) (b)
........... 1,355 1,356,670
Santander Drive Auto Receivables Trust, Series
2023-5, Class A3, 6.02%, 09/15/28 ....... 10,930 11,004,379
Satus plc
(a)(d)
Series 2024-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.90%),
5.36%, 01/17/31 ................. GBP 290 374,884
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2024-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.25%),
5.71%, 01/17/31 ................. GBP 141 $ 181,828
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 2.05%),
6.51%, 01/17/31 ................. 137 177,581
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 3.30%),
7.76%, 01/17/31 ................. 100 129,186
Series 2024-1, Class E, (Sterling Overnight
Index Average at 0.00% Floor + 5.30%),
9.76%, 01/17/31 ................. 100 129,454
SC Germany SA Compartment Consumer
(a)(d)
Series 2020-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.75%), 4.14%, 11/14/34 . EUR 666 723,344
Series 2020-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 2.50%), 4.89%, 11/14/34 . 273 297,640
Series 2024-1, Class A, (1-mo. EURIBOR at
0.00% Floor + 0.65%), 3.04%, 01/14/38 . 808 876,568
Series 2024-1, Class B, (1-mo. EURIBOR at
0.00% Floor + 1.00%), 3.39%, 01/14/38 . 300 324,662
Series 2024-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.30%), 3.69%, 01/14/38 . 500 540,651
Series 2024-2, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.40%), 3.79%, 05/14/38 . 100 108,485
Series 2024-2, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.70%), 4.09%, 05/14/38 . 100 108,364
SCF Rahoituspalvelut XIII DAC, Series 13, Class
C, (1-mo. EURIBOR at 0.00% Floor + 1.40%),
3.77%, 06/25/34
(a) (d)
................. 100 108,119
Service Experts Issuer LLC
(b)
Series 2021-1A, Class A, 2.67%, 02/02/32 .. USD 760 737,441
Series 2024-1A, Class A, 6.39%, 11/20/35 .. 665 674,708
Sesac Finance LLC
(b)
Series 2019-1, Class A2, 5.22%, 07/25/49 .. 2,892 2,862,222
Series 2022-1, Class A2, 5.50%, 07/25/52 .. 212 210,545
SFS Auto Receivables Securitization Trust,
Series 2025-1A, Class A3, 4.75%, 07/22/30
(b)
4,409 4,441,227
SLM Private Credit Student Loan Trust
(a)
Series 2004-A, Class A3, (3-mo. CME Term
SOFR at 0.00% Floor + 0.66%), 4.96%,
06/15/33 ...................... 235 233,781
Series 2005-A, Class A4, (3-mo. CME Term
SOFR at 0.00% Floor + 0.57%), 4.87%,
12/15/38 ...................... 3,298 3,233,188
Series 2005-B, Class A4, (3-mo. CME Term
SOFR at 0.00% Floor + 0.59%), 4.89%,
06/15/39 ...................... 3,123 3,042,341
Series 2007-A, Class A4A, (3-mo. CME Term
SOFR at 0.00% Floor + 0.50%), 4.80%,
12/16/41 ...................... 1,892 1,842,509
SLM Private Education Loan Trust, Series
2010-C, Class A5, (1-mo. CME Term SOFR at
0.00% Floor + 4.86%), 9.18%, 10/15/41
(a) (b)
. 10,814 11,371,690
SLM Student Loan Trust, Series 2013-4, Class
A, (SOFR 30 day Average at 0.00% Floor +
0.66%), 5.00%, 06/25/43
(a)
............ 2,495 2,471,641
SMB Private Education Loan Trust
(b)
Series 2020-A, Class A2B, (1-mo. CME Term
SOFR at 0.00% Floor + 0.94%), 5.26%,
09/15/37
(a)
..................... 525 524,902
Series 2021-A, Class APL, (1-mo. CME Term
SOFR at 0.00% Floor + 0.84%), 5.16%,
01/15/53
(a)
..................... 8,367 8,212,973
Series 2021-A, Class B, 2.31%, 01/15/53 ... 2,963 2,856,327

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Low Duration Bond Portfolio
80
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-C, Class APT1, 1.39%, 01/15/53 USD 3,600 $ 3,276,031
Series 2021-C, Class D, 3.93%, 01/15/53 .. 147 132,148
SoFi Consumer Loan Program Trust, Series
2025-1, Class A, 4.80%, 02/27/34
(b)
...... 3,430 3,431,767
SoFi Personal Loan Trust
(b)
  0.00%, 10/15/30
(f)
.................. 47 2,165,728
Series 2023-1A, Class A, 6.00%, 11/12/30 .. 792 801,247
Series 2024-1A, Class A, 6.06%, 02/12/31 .. 2,599 2,618,737
SoFi Professional Loan Program LLC
(b)
Series 2018-A, Class A2B, 2.95%, 02/25/42 . 296 293,929
Series 2019-A, Class A2FX, 3.69%, 06/15/48 972 960,124
SoFi Professional Loan Program Trust
(b)
Series 2018-C, Class A2FX, 3.59%, 01/25/48 591 584,582
Series 2021-A, Class AFX, 1.03%, 08/17/43 . 440 385,696
Sound Point CLO XV Ltd., Series 2017-1A, Class
CR, (3-mo. CME Term SOFR at 2.05% Floor +
2.31%), 6.60%, 01/23/29
(a) (b)
........... 336 336,303
Soundview Home Loan Trust, Series 2003-2,
Class A2, (1-mo. CME Term SOFR at 1.30%
Floor + 1.41%), 5.73%, 11/25/33
(a)
....... 297 307,837
SpringCastle America Funding LLC, Series 2020-
AA, Class A, 1.97%, 09/25/37
(b)
......... 2,646 2,466,702
Sunrise Spv 95 SRL, Series 2024-1, Class A1,
(1-mo. EURIBOR at 0.00% Floor + 0.80%),
3.15%, 03/27/49
(a) (d)
................. EUR 300 325,243
TAGUS - Sociedade de Titularizacao de Creditos
SA, Series 2, Class D, (1-mo. EURIBOR at
0.00% Floor + 2.85%), 5.22%, 09/23/38
(a) (d)
. 400 421,655
TAGUS-Sociedade de Titularizacao de Creditos
SA
(a)(d)
Series 2, Class B, (1-mo. EURIBOR at 0.00%
Floor + 1.80%), 4.15%, 10/27/42 ...... 100 108,200
Series 2, Class C, (1-mo. EURIBOR at 0.00%
Floor + 2.60%), 4.95%, 10/27/42 ...... 100 108,199
Series 2, Class D, (1-mo. EURIBOR at 0.00%
Floor + 4.00%), 6.35%, 10/27/42 ...... 100 109,253
TICP CLO VII Ltd., Series 2017-7A, Class BR2,
(3-mo. CME Term SOFR at 1.90% Floor +
1.90%), 6.20%, 04/15/33
(a) (b)
........... USD 1,315 1,312,642
TICP CLO XI Ltd., Series 2018-11A, Class AR,
(3-mo. CME Term SOFR at 1.53% Floor +
1.53%), 5.83%, 04/25/37
(a) (b)
........... 1,420 1,423,553
Trestles CLO III Ltd., Series 2020-3A, Class X,
(3-mo. CME Term SOFR at 1.00% Floor +
1.00%), 5.29%, 10/20/37
(a) (b)
........... 1,480 1,478,231
Trinitas CLO IV Ltd., Series 2016-4A, Class
A2L2, (3-mo. CME Term SOFR at 1.40% Floor
+ 1.66%), 5.95%, 10/18/31
(a) (b)
.......... 1,250 1,249,839
Trinitas CLO XII Ltd., Series 2020-12A, Class
A1R, (3-mo. CME Term SOFR at 1.37% Floor
+ 1.37%), 5.67%, 04/25/33
(a) (b)
.......... 5,000 4,996,543
Trinitas CLO XXIII Ltd., Series 2023-23A, Class
A, (3-mo. CME Term SOFR at 1.80% Floor +
1.80%), 6.09%, 10/20/36
(a) (b)
........... 1,390 1,392,394
Vantage Data Centers Jersey Borrower Spv Ltd.,
Series 2024-1X, 6.17%, 05/28/39
(d)
....... GBP 867 1,134,031
Venture 31 CLO Ltd., Series 2018-31A, Class
A1, (3-mo. CME Term SOFR at 1.03% Floor +
1.29%), 5.58%, 04/20/31
(a) (b)
........... USD 1,258 1,258,979
Verizon Master Trust, Series 2024-1, Class A1A,
5.00%, 12/20/28 ................... 6,000 6,020,415
Voya CLO Ltd., Series 2017-1A, Class A1R,
(3-mo. CME Term SOFR at 0.00% Floor +
1.21%), 5.51%, 04/17/30
(a) (b)
........... 312 311,940
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Whitebox CLO I Ltd., Series 2019-1A, Class
A1RR, (3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 5.62%, 07/24/36
(a) (b)
...... USD 4,450 $ 4,447,775
Whitebox CLO II Ltd., Series 2020-2A, Class
A1R2, (3-mo. CME Term SOFR at 1.38%
Floor + 1.38%), 5.68%, 10/24/37
(a) (b)
...... 760 760,384
Whitebox CLO III Ltd., Series 2021-3A, Class
A1R, (3-mo. CME Term SOFR at 1.27% Floor
+ 1.27%), 5.57%, 10/15/35
(a) (b)
.......... 3,545 3,538,003
Youni Italy SRL
(a)(d)
Series 2024-1, Class A, (1-mo. EURIBOR at
0.00% Floor + 0.88%), 3.25%, 04/25/34 . EUR 434 470,240
Series 2024-1, Class B, (1-mo. EURIBOR at
0.00% Floor + 1.70%), 4.07%, 04/25/34 . 119 129,338
Total Asset-Backed Securities — 13 .2%
(Cost: $ 486,715,843 ) .............................. 482,239,303
Corporate Bonds
Aerospace & Defense — 1.2%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(b)
... USD 106 107,713
Axon Enterprise, Inc., 6.13%, 03/15/30
(b)
..... 158 159,458
BAE Systems plc
(b)
5.00% , 03/26/27 ................... 1,775 1,790,363
5.13% , 03/26/29 ................... 1,219 1,237,774
Bombardier, Inc.
(b)
6.00% , 02/15/28 ................... 363 358,223
7.50% , 02/01/29 ................... 9 9,231
8.75% , 11/15/30 ................... 1,414 1,490,780
7.25% , 07/01/31 ................... 85 85,289
BWX Technologies, Inc.
(b)
4.13% , 06/30/28 ................... 153 144,489
4.13% , 04/15/29 ................... 120 112,057
Efesto Bidco SpA, Series XR, 7.50%, 02/15/32
(b)
899 876,606
Goat Holdco LLC, 6.75%, 02/01/32
(b)
....... 325 318,091
L3Harris Technologies, Inc.
3.83% , 04/27/25 ................... 1,085 1,083,988
5.40% , 01/15/27 ................... 9,485 9,620,935
5.05% , 06/01/29 ................... 4,047 4,099,406
Lockheed Martin Corp., 5.10%, 11/15/27 ..... 1,989 2,034,488
RTX Corp.
2.65% , 11/01/26 ................... 1,150 1,119,995
3.50% , 03/15/27 ................... 4,265 4,190,248
3.13% , 05/04/27 ................... 6,944 6,757,317
4.13% , 11/16/28 ................... 3,172 3,127,270
Spirit AeroSystems, Inc.
(b)
9.38% , 11/30/29 ................... 324 345,636
9.75% , 11/15/30 ................... 384 423,876
TransDigm, Inc.
(b)
6.75% , 08/15/28 ................... 882 894,881
6.38% , 03/01/29 ................... 3,089 3,120,492
6.88% , 12/15/30 ................... 76 77,656
6.63% , 03/01/32 ................... 319 323,066
Triumph Group, Inc., 9.00%, 03/15/28
(b)
..... 288 302,769
44,212,097
Air Freight & Logistics — 0.0%
(b)
Rand Parent LLC, 8.50%, 02/15/30 ........ 103 101,971
Stonepeak Nile Parent LLC, 7.25%, 03/15/32 .. 53 54,022
155,993
Automobile Components — 0.2%
Aptiv Swiss Holdings Ltd., 4.65%, 09/13/29 ... 4,075 4,015,632
Clarios Global LP
(b)
6.75% , 05/15/28 ................... 781 792,001
6.75% , 02/15/30 ................... 211 213,011

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Low Duration Bond Portfolio
Schedules of Investments
81
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobile Components (continued)
Dana, Inc.
4.25% , 09/01/30 ................... USD 52 $ 47,992
4.50% , 02/15/32 ................... 80 72,849
Goodyear Tire & Rubber Co. (The), 5.25%,
04/30/31 ....................... 31 27,964
Icahn Enterprises LP
5.25% , 05/15/27 ................... 1,449 1,377,580
9.75% , 01/15/29 ................... 89 88,468
4.38% , 02/01/29 ................... 141 117,473
10.00% , 11/15/29
(b)
................. 301 298,892
Tenneco, Inc., 8.00%, 11/17/28
(b)
......... 241 229,852
7,281,714
Automobiles — 0.1%
Nissan Motor Co. Ltd., 4.81%, 09/17/30
(b)
.... 200 189,967
Stellantis NV, 3.38%, 11/19/28
(d)
.......... EUR 2,300 2,494,384
2,684,351
Banks — 9.0%
Bank of America Corp.
(a)
(1-day SOFR + 1.15%), 1.32% , 06/19/26 .. USD 7,409 7,356,047
(1-day SOFR + 1.34%), 5.93% , 09/15/27 .. 18,162 18,516,312
(3-mo. CME Term SOFR + 1.77%), 3.71% ,
04/24/28 ...................... 4,576 4,498,377
(3-mo. CME Term SOFR + 1.63%), 3.59% ,
07/21/28 ...................... 676 661,525
(1-day SOFR + 1.99%), 6.20% , 11/10/28 .. 920 956,174
(3-mo. CME Term SOFR + 1.30%), 3.42% ,
12/20/28 ...................... 2,454 2,378,233
Series FIX , (1-day SOFR + 0.83%), 4.98% ,
01/24/29 ...................... 18,914 19,105,719
(1-day SOFR + 1.06%), 2.09% , 06/14/29 .. 305 282,028
Series FIX , (1-day SOFR + 1.00%), 5.16% ,
01/24/31 ...................... 10,474 10,618,373
Barclays plc
4.38% , 01/12/26 ................... 620 618,914
(1-day SOFR + 2.71%), 2.85% , 05/07/26
(a)
. 621 619,695
(1-day SOFR + 2.21%), 5.83% , 05/09/27
(a)
. 286 289,489
(1-day SOFR + 1.88%), 6.50% , 09/13/27
(a)
. 264 270,429
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.05%), 2.28% ,
11/24/27
(a)
..................... 330 317,258
(1-day SOFR + 1.49%), 5.67% , 03/12/28
(a)
. 253 257,460
(1-day SOFR + 1.34%), 4.84% , 09/10/28
(a)
. 2,529 2,531,236
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.30%), 7.39% ,
11/02/28
(a)
..................... 1,652 1,754,898
4.97% , 05/16/29
(a)
.................. 533 534,700
(1-day SOFR + 1.56%), 4.94% , 09/10/30
(a)
. 600 598,086
Citigroup, Inc.
(1-day SOFR + 1.55%), 5.61% , 09/29/26
(a)
. 8,374 8,414,126
3.20% , 10/21/26 ................... 18,671 18,303,352
(1-day SOFR + 1.28%), 3.07% , 02/24/28
(a)
. 822 798,816
(3-mo. CME Term SOFR + 1.41%), 3.52% ,
10/27/28
(a)
..................... 1,995 1,939,027
(1-day SOFR + 0.87%), 4.79% , 03/04/29
(a)
. 8,985 9,004,549
(1-day SOFR + 1.36%), 5.17% , 02/13/30
(a)
. 4,552 4,611,235
(1-day SOFR + 1.34%), 4.54% , 09/19/30
(a)
. 7,180 7,083,174
JPMorgan Chase & Co.
(a)
(1-day SOFR + 1.85%), 2.08% , 04/22/26 .. 10,593 10,575,703
(1-day SOFR + 0.80%), 1.05% , 11/19/26 .. 8,435 8,251,017
(1-day SOFR + 0.89%), 1.58% , 04/22/27 .. 571 553,677
(1-day SOFR + 0.93%), 5.57% , 04/22/28 .. 4,550 4,640,932
(1-day SOFR + 0.93%), 4.98% , 07/22/28 .. 19,093 19,263,382
(1-day SOFR + 1.99%), 4.85% , 07/25/28 .. 4,406 4,434,147
(1-day SOFR + 0.86%), 4.51% , 10/22/28 .. 13,310 13,296,573
(1-day SOFR + 0.80%), 4.92% , 01/24/29 .. 14,200 14,335,025
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 1.31%), 5.01% , 01/23/30 .. USD 4,254 $ 4,301,241
(1-day SOFR + 1.13%), 5.00% , 07/22/30 .. 8,045 8,117,817
(1-day SOFR + 0.90%), 5.14% , 01/24/31 .. 9,385 9,531,365
KeyCorp, (SOFR Index + 1.23%), 5.12%,
04/04/31
(a)
...................... 2,190 2,199,616
Morgan Stanley Bank NA
(a)
(1-day SOFR + 0.68%), 4.45% , 10/15/27 .. 8,515 8,504,294
(1-day SOFR + 1.08%), 4.95% , 01/14/28 .. 2,370 2,384,823
(1-day SOFR + 0.93%), 4.97% , 07/14/28 .. 17,587 17,739,880
(1-day SOFR + 0.91%), 5.02% , 01/12/29 .. 4,485 4,538,839
NatWest Group plc, (1-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.85%), 7.47%, 11/10/26
(a)
............ 200 203,289
Truist Financial Corp.
(a)
(1-day SOFR + 2.05%), 6.05% , 06/08/27 .. 3,943 4,008,640
(1-day SOFR + 0.86%), 1.89% , 06/07/29 .. 1,317 1,206,576
(1-day SOFR + 1.62%), 5.44% , 01/24/30 .. 1,627 1,660,501
Wells Fargo & Co.
(a)
(1-day SOFR + 2.00%), 2.19% , 04/30/26 .. 6,854 6,839,692
Series W , (1-day SOFR + 0.78%), 4.90% ,
01/24/28 ...................... 9,780 9,835,144
(1-day SOFR + 1.07%), 5.71% , 04/22/28 .. 16,506 16,866,842
(1-day SOFR + 2.10%), 2.39% , 06/02/28 .. 765 730,126
(1-day SOFR + 1.74%), 5.57% , 07/25/29 .. 617 633,776
(1-day SOFR + 1.79%), 6.30% , 10/23/29 .. 4,694 4,935,946
(1-day SOFR + 1.50%), 5.20% , 01/23/30 .. 1,751 1,780,338
(3-mo. CME Term SOFR + 1.43%), 2.88% ,
10/30/30 ...................... 4,150 3,824,781
(1-day SOFR + 1.11%), 5.24% , 01/24/31 .. 3,203 3,256,696
Westpac Banking Corp., 4.18%, 05/22/28
(b)
... 17,040 17,005,044
327,774,954
Biotechnology — 0.4%
AbbVie, Inc.
4.80% , 03/15/29 ................... 3,685 3,731,784
3.20% , 11/21/29 ................... 2,695 2,545,783
Amgen, Inc.
5.15% , 03/02/28 ................... 3,972 4,043,432
4.05% , 08/18/29 ................... 894 874,141
Gilead Sciences, Inc., 4.80%, 11/15/29 ...... 4,350 4,393,754
15,588,894
Broadline Retail — 0.1%
(b)
ANGI Group LLC, 3.88%, 08/15/28 ........ 68 61,707
Match Group Holdings II LLC
4.63% , 06/01/28 ................... 812 779,180
4.13% , 08/01/30 ................... 47 42,122
3.63% , 10/01/31 ................... 19 16,375
Rakuten Group, Inc., 9.75%, 04/15/29 ...... 1,000 1,085,718
1,985,102
Building Products — 0.2%
(b)
Advanced Drainage Systems, Inc.
5.00% , 09/30/27 ................... 438 429,667
6.38% , 06/15/30 ................... 224 224,975
EMRLD Borrower LP
6.63% , 12/15/30 ................... 2,176 2,176,964
6.75% , 07/15/31 ................... 547 550,557
New Enterprise Stone & Lime Co., Inc., 5.25%,
07/15/28 ....................... 111 107,286
Quikrete Holdings, Inc., 6.38%, 03/01/32 .... 1,162 1,169,379
Smyrna Ready Mix Concrete LLC
6.00% , 11/01/28 ................... 1,669 1,619,369
8.88% , 11/15/31 ................... 198 205,135
Standard Industries, Inc.
4.75% , 01/15/28 ................... 1,118 1,082,088

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Low Duration Bond Portfolio
82
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Building Products (continued)
4.38% , 07/15/30 ................... USD 540 $ 498,290
8,063,710
Capital Markets — 4.1%
Ares Strategic Income Fund, 5.70%, 03/15/28
(b)
8,375 8,375,193
Bain Capital Specialty Finance, Inc., 5.95%,
03/15/30 ....................... 1,070 1,051,615
Blackstone Private Credit Fund, 5.60%,
11/22/29
(b)
...................... 4,105 4,070,502
Blue Owl Credit Income Corp.
7.75% , 09/16/27 ................... 241 251,530
6.60% , 09/15/29
(b)
.................. 1,330 1,351,480
Citadel Finance LLC, 5.90%, 02/10/30
(b)
..... 2,680 2,669,748
Deutsche Bank AG, (1-day SOFR + 1.21%),
5.37%, 01/10/29
(a)
................. 3,327 3,363,744
Focus Financial Partners LLC, 6.75%, 09/15/31
(b)
198 195,263
Goldman Sachs Bank USA, (1-day SOFR +
0.75%), 5.41%, 05/21/27
(a)
............ 2,049 2,068,406
Goldman Sachs Group, Inc. (The)
(a)
(1-day SOFR + 1.08%), 5.80% , 08/10/26 .. 9,524 9,562,621
(1-day SOFR + 0.80%), 1.43% , 03/09/27 .. 3,976 3,855,988
(1-day SOFR + 0.91%), 1.95% , 10/21/27 .. 15,057 14,442,562
(1-day SOFR + 1.11%), 2.64% , 02/24/28 .. 9,852 9,509,389
(3-mo. CME Term SOFR + 1.77%), 3.69% ,
06/05/28 ...................... 15,291 14,998,855
(1-day SOFR + 1.73%), 4.48% , 08/23/28 .. 7,537 7,518,706
(1-day SOFR + 1.27%), 5.73% , 04/25/30 .. 177 182,592
(1-day SOFR + 1.21%), 5.05% , 07/23/30 .. 10,427 10,513,426
(1-day SOFR + 1.14%), 4.69% , 10/23/30 .. 1,340 1,331,763
(1-day SOFR + 1.08%), 5.21% , 01/28/31 .. 6,294 6,379,620
HAT Holdings I LLC
(b)
3.38% , 06/15/26 ................... 146 141,616
8.00% , 06/15/27 ................... 80 82,818
Hps Corporate Lending Fund, 5.45%, 01/14/28 . 1,215 1,209,779
Morgan Stanley
(a)
(1-day SOFR + 0.88%), 1.59% , 05/04/27 .. 2,761 2,673,871
(1-day SOFR + 0.86%), 1.51% , 07/20/27 .. 6,462 6,211,649
(1-day SOFR + 2.24%), 6.30% , 10/18/28 .. 4,360 4,534,166
(1-day SOFR + 1.63%), 5.45% , 07/20/29 .. 895 915,389
(1-day SOFR + 1.26%), 5.66% , 04/18/30 .. 14,934 15,396,317
(1-day SOFR + 1.22%), 5.04% , 07/19/30 .. 6,688 6,743,883
(1-day SOFR + 1.11%), 5.23% , 01/15/31 .. 5,520 5,609,807
Oaktree Specialty Lending Corp., 6.34%,
02/27/30 ....................... 2,005 1,996,946
UBS AG, 7.50%, 02/15/28 ............. 3,163 3,406,149
UBS Group AG, 4.28%, 01/09/28
(b)
........ 875 864,044
151,479,437
Chemicals — 0.2%
Axalta Coating Systems LLC
(b)
4.75% , 06/15/27 ................... 449 441,309
3.38% , 02/15/29 ................... 254 232,293
Celanese US Holdings LLC, 6.50%, 04/15/30 .. 78 77,437
Chemours Co. (The)
5.38% , 05/15/27 ................... 395 385,328
5.75% , 11/15/28
(b)
.................. 115 106,069
4.63% , 11/15/29
(b)
.................. 76 64,870
Element Solutions, Inc., 3.88%, 09/01/28
(b)
... 1,331 1,253,201
Herens Holdco SARL, 4.75%, 05/15/28
(b)
.... 253 227,591
Mativ Holdings, Inc., 8.00%, 10/01/29
(b)
..... 91 78,431
Olympus Water US Holding Corp.
(b)
9.75% , 11/15/28 ................... 1,565 1,624,806
7.25% , 06/15/31 ................... 535 525,210
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/29 . 23 21,445
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
...................... 231 216,659
Security
Par (000)
Par (000) Value
Chemicals (continued)
WR Grace Holdings LLC
(b)
4.88% , 06/15/27 ................... USD 1,209 $ 1,167,664
5.63% , 08/15/29 ................... 797 685,903
7.38% , 03/01/31 ................... 259 258,777
7,366,993
Commercial Services & Supplies — 0.3%
(b)
Allied Universal Holdco LLC
4.63% , 06/01/28 ................... 985 931,061
7.88% , 02/15/31 ................... 2,785 2,820,509
Aramark Services, Inc., 5.00%, 02/01/28 ..... 470 461,438
Brink's Co. (The), 6.50%, 06/15/29 ........ 258 261,537
Deluxe Corp., 8.13%, 09/15/29 .......... 56 56,327
Garda World Security Corp.
4.63% , 02/15/27 ................... 206 200,510
7.75% , 02/15/28 ................... 1,477 1,513,696
GFL Environmental, Inc.
4.00% , 08/01/28 ................... 675 641,512
4.38% , 08/15/29 ................... 45 42,446
6.75% , 01/15/31 ................... 165 170,084
Prime Security Services Borrower LLC, 6.25%,
01/15/28 ....................... 580 580,455
Raven Acquisition Holdings LLC, 6.88%,
11/15/31 ....................... 174 168,965
RR Donnelley & Sons Co., 9.50%, 08/01/29 ... 518 513,080
Veritiv Operating Co., 10.50%, 11/30/30 ..... 78 82,588
Williams Scotsman, Inc.
6.63% , 06/15/29 ................... 203 205,378
6.63% , 04/15/30 ................... 202 204,159
Wrangler Holdco Corp., 6.63%, 04/01/32 .... 129 131,341
8,985,086
Communications Equipment — 0.0%
CommScope LLC
(b)
4.75% , 09/01/29 ................... 291 258,714
9.50% , 12/15/31 ................... 249 256,470
Motorola Solutions, Inc.
4.60% , 02/23/28 ................... 661 663,225
5.00% , 04/15/29 ................... 398 402,209
Viavi Solutions, Inc., 3.75%, 10/01/29
(b)
..... 36 32,920
1,613,538
Construction & Engineering — 0.1%
(b)
Arcosa, Inc., 4.38%, 04/15/29 ........... 280 262,405
Brand Industrial Services, Inc., 10.38%, 08/01/30 2,004 1,911,820
Dycom Industries, Inc., 4.50%, 04/15/29 ..... 55 51,419
2,225,644
Consumer Finance — 1.3%
American Express Co., (SOFR Index + 1.02%),
5.09%, 01/30/31
(a)
................. 2,910 2,946,786
Azorra Finance Ltd., 7.75%, 04/15/30
(b)
..... 89 87,752
Capital One Financial Corp.
3.75% , 03/09/27 ................... 1,171 1,152,030
(1-day SOFR + 0.86%), 1.88% , 11/02/27
(a)
. 4,734 4,528,372
(1-day SOFR + 2.64%), 6.31% , 06/08/29
(a)
. 731 760,142
(1-day SOFR + 1.91%), 5.70% , 02/01/30
(a)
. 1,927 1,968,434
Castlelake Aviation Finance DAC, 5.00%,
04/15/27
(b)
...................... 11 11,103
Ford Motor Credit Co. LLC
3.38% , 11/13/25 ................... 2,833 2,799,181
5.80% , 03/05/27 ................... 5,084 5,106,003
4.95% , 05/28/27 ................... 1,795 1,768,915
7.35% , 11/04/27 ................... 4,112 4,260,817
5.88% , 11/07/29 ................... 1,727 1,708,168
General Motors Financial Co., Inc.
4.00% , 10/06/26 ................... 4,304 4,252,089

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Low Duration Bond Portfolio
Schedules of Investments
83
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
2.35% , 02/26/27 ................... USD 1,050 $ 1,001,977
5.40% , 05/08/27 ................... 2,492 2,516,063
5.80% , 01/07/29 ................... 2,385 2,429,355
GGAM Finance Ltd.
(b)
7.75% , 05/15/26 ................... 18 18,199
8.00% , 02/15/27 ................... 110 112,697
8.00% , 06/15/28 ................... 45 47,187
6.88% , 04/15/29 ................... 427 432,079
5.88% , 03/15/30 ................... 252 249,011
Global Aircraft Leasing Co. Ltd., 8.75%,
09/01/27
(b)
...................... 284 287,905
Macquarie Airfinance Holdings Ltd.
(b)
8.13% , 03/30/29 ................... 168 176,309
6.50% , 03/26/31 ................... 75 78,098
Navient Corp., 9.38%, 07/25/30 .......... 532 566,735
OneMain Finance Corp.
3.50% , 01/15/27 ................... 146 139,931
6.63% , 01/15/28 ................... 57 57,423
9.00% , 01/15/29 ................... 155 162,659
6.63% , 05/15/29 ................... 156 156,291
7.88% , 03/15/30 ................... 986 1,021,963
4.00% , 09/15/30 ................... 13 11,452
7.50% , 05/15/31 ................... 213 216,747
6.75% , 03/15/32 ................... 131 128,574
SLM Corp.
3.13% , 11/02/26 ................... 108 104,333
6.50% , 01/31/30 ................... 29 29,757
Synchrony Financial
(a)
(SOFR Index + 2.13%), 5.94% , 08/02/30 .. 1,345 1,363,923
(1-day SOFR + 1.68%), 5.45% , 03/06/31 .. 6,440 6,393,848
49,052,308
Consumer Staples Distribution & Retail — 0.0%
Albertsons Cos., Inc.
(b)
3.25% , 03/15/26 ................... 18 17,591
5.88% , 02/15/28 ................... 163 162,920
6.50% , 02/15/28 ................... 62 62,869
3.50% , 03/15/29 ................... 482 443,588
KeHE Distributors LLC, 9.00%, 02/15/29
(b)
.... 96 98,746
Performance Food Group, Inc., 4.25%,
08/01/29
(b)
...................... 6 5,611
US Foods, Inc.
(b)
4.75% , 02/15/29 ................... 54 52,046
4.63% , 06/01/30 ................... 35 33,238
Walgreens Boots Alliance, Inc., 8.13%, 08/15/29 63 64,329
940,938
Containers & Packaging — 0.3%
Amcor Flexibles North America, Inc., 5.10%,
03/17/30
(b)
...................... 2,130 2,147,075
Ardagh Metal Packaging Finance USA LLC
(b)
6.00% , 06/15/27 ................... 621 612,360
3.25% , 09/01/28 ................... 200 179,253
4.00% , 09/01/29 ................... 200 170,305
Ardagh Packaging Finance plc, 4.13%,
08/15/26
(b)
...................... 200 183,692
Clydesdale Acquisition Holdings, Inc.
(b)
6.63% , 04/15/29 ................... 1,565 1,573,642
6.88% , 01/15/30 ................... 555 559,210
6.75% , 04/15/32 ................... 613 617,240
LABL, Inc.
(b)
5.88% , 11/01/28 ................... 228 179,426
9.50% , 11/01/28 ................... 397 335,656
8.63% , 10/01/31 ................... 275 204,875
Mauser Packaging Solutions Holding Co., 7.88%,
04/15/27
(b)
...................... 2,875 2,817,500
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Sealed Air Corp.
(b)
4.00% , 12/01/27 ................... USD 223 $ 214,652
5.00% , 04/15/29 ................... 36 34,964
Sonoco Products Co., 2.25%, 02/01/27 ..... 343 328,329
Trivium Packaging Finance BV, 5.50%,
08/15/26
(b) (c)
..................... 200 196,903
10,355,082
Distributors — 0.0%
(b)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 ............... 45 41,267
Gates Corp., 6.88%, 07/01/29 ........... 190 193,291
234,558
Diversified Consumer Services — 0.1%
Belron UK Finance plc, 5.75%, 10/15/29
(b)
.... 804 798,372
Service Corp. International
3.38% , 08/15/30 ................... 4 3,565
4.00% , 05/15/31 ................... 456 413,008
Sotheby's
(b)
7.38% , 10/15/27 ................... 669 644,120
5.88% , 06/01/29 ................... 200 175,590
Wand NewCo 3, Inc., 7.63%, 01/30/32
(b)
..... 738 755,231
2,789,886
Diversified REITs — 2.0%
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
.... 149 140,238
GLP Capital LP
5.38% , 04/15/26 ................... 15,365 15,413,231
5.75% , 06/01/28 ................... 1,861 1,893,658
4.00% , 01/15/30 ................... 574 542,601
Uniti Group LP, 10.50%, 02/15/28
(b)
........ 1,816 1,929,122
VICI Properties LP
4.38% , 05/15/25 ................... 23,783 23,758,192
4.25% , 12/01/26
(b)
.................. 4,570 4,520,063
5.75% , 02/01/27
(b)
.................. 3,780 3,829,042
4.50% , 01/15/28
(b)
.................. 1,090 1,076,245
4.75% , 02/15/28 ................... 2,765 2,765,185
4.75% , 04/01/28 ................... 1,265 1,267,515
3.88% , 02/15/29
(b)
.................. 750 716,045
4.63% , 12/01/29
(b)
.................. 7,946 7,708,527
4.95% , 02/15/30 ................... 3,987 3,952,565
4.13% , 08/15/30
(b)
.................. 2,510 2,362,762
71,874,991
Diversified Telecommunication Services — 0.6%
AT&T, Inc.
1.65% , 02/01/28 ................... 4,914 4,545,751
4.35% , 03/01/29 ................... 2,750 2,722,410
CCO Holdings LLC
(b)
5.13% , 05/01/27 ................... 149 146,756
5.38% , 06/01/29 ................... 1,257 1,216,278
6.38% , 09/01/29 ................... 704 701,897
4.75% , 03/01/30 ................... 1,841 1,707,420
4.25% , 02/01/31 ................... 251 222,418
7.38% , 03/01/31 ................... 133 135,125
Frontier Communications Holdings LLC
(b)
5.88% , 10/15/27 ................... 269 268,697
5.00% , 05/01/28 ................... 538 530,811
8.75% , 05/15/30 ................... 885 932,287
8.63% , 03/15/31 ................... 89 94,800
Iliad Holding SASU
(b)
7.00% , 10/15/28 ................... 1,307 1,322,858
8.50% , 04/15/31 ................... 400 419,505
Level 3 Financing, Inc.
(b)
10.50% , 04/15/29 .................. 2,013 2,214,296
4.88% , 06/15/29 ................... 135 114,124

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Low Duration Bond Portfolio
84
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
11.00% , 11/15/29 .................. USD 414 $ 461,194
10.50% , 05/15/30 .................. 446 477,886
10.75% , 12/15/30 .................. 215 237,747
Lumen Technologies, Inc.
(b)
4.13% , 04/15/29 ................... 58 54,498
4.13% , 04/15/30 ................... 58 54,132
Virgin Media Secured Finance plc, 5.50%,
05/15/29
(b)
...................... 768 727,403
Windstream Services LLC, 8.25%, 10/01/31
(b)
. 1,247 1,269,579
Zayo Group Holdings, Inc., 4.00%, 03/01/27
(b)
. 1,341 1,221,435
21,799,307
Electric Utilities — 3.4%
AEP Texas, Inc.
3.95% , 06/01/28 ................... 914 895,818
5.45% , 05/15/29 ................... 6,030 6,171,645
ContourGlobal Power Holdings SA, 6.75%,
02/28/30
(b)
...................... 200 200,880
Duke Energy Carolinas LLC, 4.85%, 03/15/30 . 4,100 4,141,450
Duke Energy Corp.
0.90% , 09/15/25 ................... 4,074 4,006,384
2.65% , 09/01/26 ................... 7,257 7,066,094
4.85% , 01/05/27 ................... 332 334,170
3.15% , 08/15/27 ................... 3,235 3,137,769
5.00% , 12/08/27 ................... 1,332 1,347,497
4.30% , 03/15/28 ................... 563 559,468
4.85% , 01/05/29 ................... 3,088 3,107,046
Edison International
4.95% , 04/15/25 ................... 779 778,703
4.70% , 08/15/25 ................... 5,328 5,328,068
Evergy Kansas Central, Inc., 4.70%, 03/13/28 . 4,490 4,505,776
Eversource Energy
4.75% , 05/15/26 ................... 309 309,140
Series U , 1.40% , 08/15/26 ............ 386 369,181
2.90% , 03/01/27 ................... 643 622,792
4.60% , 07/01/27 ................... 3,123 3,125,413
Series M , 3.30% , 01/15/28 ............ 1,982 1,914,734
5.45% , 03/01/28 ................... 682 696,867
5.95% , 02/01/29 ................... 1,345 1,396,907
Series O , 4.25% , 04/01/29 ............ 689 676,621
Exelon Corp.
2.75% , 03/15/27 ................... 925 895,212
5.15% , 03/15/28 ................... 5,165 5,248,213
5.15% , 03/15/29 ................... 307 312,187
4.05% , 04/15/30 ................... 302 292,586
FirstEnergy Corp.
Series B , 3.90% , 07/15/27
(c)
............ 2,550 2,507,350
Series B , 2.25% , 09/01/30 ............. 3,825 3,326,315
FirstEnergy Transmission LLC
2.87% , 09/15/28
(b)
.................. 1,662 1,563,609
4.55% , 01/15/30 ................... 593 584,808
Florida Power & Light Co.
5.05% , 04/01/28 ................... 1,241 1,264,898
4.40% , 05/15/28 ................... 359 359,407
NextEra Energy Capital Holdings, Inc.
4.63% , 07/15/27 ................... 1,846 1,852,978
4.85% , 02/04/28 ................... 1,745 1,765,520
4.90% , 03/15/29 ................... 553 557,702
NRG Energy, Inc.
2.45% , 12/02/27
(b)
.................. 2,395 2,246,329
5.75% , 01/15/28 ................... 45 44,889
Oncor Electric Delivery Co. LLC, 4.65%, 11/01/29 4,304 4,308,273
Pacific Gas & Electric Co.
3.45% , 07/01/25 ................... 1,537 1,530,860
(SOFR Index + 0.95%), 5.32% , 09/04/25
(a)
. 6,005 6,005,558
3.30% , 12/01/27 ................... 291 279,189
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
4.65% , 08/01/28 ................... USD 1,325 $ 1,310,024
5.55% , 05/15/29 ................... 11,190 11,342,745
Pattern Energy Operations LP, 4.50%, 08/15/28
(b)
217 201,889
PG&E Corp.
5.00% , 07/01/28 ................... 1,000 972,813
5.25% , 07/01/30 ................... 548 526,076
Southern California Edison Co.
5.65% , 10/01/28 ................... 1,825 1,868,458
5.15% , 06/01/29 ................... 5,870 5,908,080
Southern Co. (The)
3.25% , 07/01/26 ................... 652 641,731
Series 21-B , 1.75% , 03/15/28 .......... 3,486 3,218,965
5.50% , 03/15/29 ................... 4,158 4,288,184
Texas Electric Market Stabilization Funding N
LLC, Series A-1, 4.27%, 08/01/34
(b)
...... 4,850 4,791,685
Vistra Operations Co. LLC
(b)
5.05% , 12/30/26 ................... 1,355 1,358,852
3.70% , 01/30/27 ................... 2,565 2,510,340
5.63% , 02/15/27 ................... 102 101,621
7.75% , 10/15/31 ................... 160 167,560
XPLR Infrastructure Operating Partners LP
(b)
3.88% , 10/15/26 ................... 8 7,695
8.38% , 01/15/31 ................... 473 465,141
125,320,165
Electrical Equipment — 0.0%
(b)
Sensata Technologies BV, 4.00%, 04/15/29 ... 340 312,496
Vertiv Group Corp., 4.13%, 11/15/28 ....... 520 495,020
807,516
Electronic Equipment, Instruments & Components — 0.0%
Sensata Technologies, Inc., 4.38%, 02/15/30
(b)
. 1,430 1,320,989
Energy Equipment & Services — 0.1%
Archrock Partners LP
(b)
6.88% , 04/01/27 ................... 236 236,126
6.25% , 04/01/28 ................... 520 520,399
Borr IHC Ltd., 10.00%, 11/15/28
(b)
......... 185 175,334
Diamond Foreign Asset Co., 8.50%, 10/01/30
(b)
. 56 57,386
Enerflex Ltd., 9.00%, 10/15/27
(b)
.......... 42 42,980
Kodiak Gas Services LLC, 7.25%, 02/15/29
(b)
.. 489 498,463
Nabors Industries, Inc., 7.38%, 05/15/27
(b)
.... 283 279,123
Noble Finance II LLC, 8.00%, 04/15/30
(b)
.... 68 67,960
Oceaneering International, Inc., 6.00%, 02/01/28 32 31,661
Star Holding LLC, 8.75%, 08/01/31
(b)
....... 234 223,667
Transocean Aquila Ltd., 8.00%, 09/30/28
(b)
... 53 53,504
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(b)
...................... 61 61,925
Transocean, Inc., 8.75%, 02/15/30
(b)
....... 166 171,991
USA Compression Partners LP, 7.13%,
03/15/29
(b)
...................... 573 582,781
Valaris Ltd., 8.38%, 04/30/30
(b)
........... 456 456,523
Vallourec SACA, 7.50%, 04/15/32
(b)
........ 200 208,970
Weatherford International Ltd., 8.63%, 04/30/30
(b)
151 153,322
3,822,115
Entertainment — 0.2%
Lions Gate Capital Holdings 1, Inc., 5.50%,
04/15/29
(b)
...................... 90 83,501
Live Nation Entertainment, Inc.
(b)
4.75% , 10/15/27 ................... 243 236,886
3.75% , 01/15/28 ................... 345 328,273
Netflix, Inc.
5.88% , 11/15/28 ................... 2,065 2,159,651
4.88% , 06/15/30
(b)
.................. 3,540 3,577,412
Playtika Holding Corp., 4.25%, 03/15/29
(b)
.... 28 24,648

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Low Duration Bond Portfolio
Schedules of Investments
85
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Entertainment (continued)
Warnermedia Holdings, Inc., 3.76%, 03/15/27 . USD 195 $ 190,195
6,600,566
Financial Services — 0.6%
Block, Inc.
2.75% , 06/01/26 ................... 556 539,269
3.50% , 06/01/31 ................... 271 238,265
Boost Newco Borrower LLC, 7.50%, 01/15/31
(b)
952 990,971
Freedom Mortgage Holdings LLC
(b)
9.25% , 02/01/29 ................... 76 77,181
9.13% , 05/15/31 ................... 259 260,635
8.38% , 04/01/32 ................... 162 158,290
Global Payments, Inc.
1.20% , 03/01/26 ................... 695 673,079
4.80% , 04/01/26 ................... 3,082 3,082,774
2.15% , 01/15/27 ................... 613 587,067
4.45% , 06/01/28 ................... 424 421,252
Jefferies Finance LLC, 5.00%, 08/15/28
(b)
.... 596 560,326
National Rural Utilities Cooperative Finance
Corp., 4.75%, 02/07/28 .............. 1,327 1,340,137
Nationstar Mortgage Holdings, Inc.
(b)
5.00% , 02/01/26 ................... 585 582,554
6.00% , 01/15/27 ................... 191 190,899
6.50% , 08/01/29 ................... 763 773,528
5.13% , 12/15/30 ................... 394 392,990
7.13% , 02/01/32 ................... 27 28,047
NCR Atleos Corp., 9.50%, 04/01/29
(b)
....... 41 44,457
NTT Finance Corp., 4.37%, 07/27/27
(b)
...... 3,470 3,468,697
PennyMac Financial Services, Inc.
(b)
7.88% , 12/15/29 ................... 109 113,393
7.13% , 11/15/30 ................... 240 243,831
Rocket Mortgage LLC, 2.88%, 10/15/26
(b)
.... 255 244,402
TER Finance Jersey Ltd., Series 22, 0.00%,
10/02/25
(b) (f)
..................... 6,315 6,087,610
UWM Holdings LLC, 6.63%, 02/01/30
(b)
..... 298 295,566
21,395,220
Food Products — 0.2%
(b)
B&G Foods, Inc., 8.00%, 09/15/28 ........ 50 50,237
Chobani LLC, 4.63%, 11/15/28 ........... 1,171 1,126,743
Fiesta Purchaser, Inc., 7.88%, 03/01/31 ..... 154 159,000
Lamb Weston Holdings, Inc.
4.88% , 05/15/28 ................... 240 234,317
4.13% , 01/31/30 ................... 851 792,701
Mars, Inc., 4.80%, 03/01/30 ............ 4,460 4,485,510
Post Holdings, Inc.
4.63% , 04/15/30 ................... 21 19,611
4.50% , 09/15/31 ................... 860 778,894
Simmons Foods, Inc., 4.63%, 03/01/29 ..... 97 89,923
7,736,936
Ground Transportation — 0.4%
Brightline East LLC, 11.00%, 01/31/30
(b)
..... 220 193,788
Genesee & Wyoming, Inc., 6.25%, 04/15/32
(b)
. 317 316,751
Hertz Corp. (The), 12.63%, 07/15/29
(b)
...... 65 58,694
Norfolk Southern Corp., 2.90%, 06/15/26 .... 1,660 1,631,202
Ryder System, Inc.
1.75% , 09/01/26 ................... 777 745,895
2.85% , 03/01/27 ................... 5,131 4,963,912
4.30% , 06/15/27 ................... 267 265,237
5.38% , 03/15/29 ................... 354 362,164
5.00% , 03/15/30 ................... 657 660,874
Uber Technologies, Inc.
4.50% , 08/15/29
(b)
.................. 1,102 1,082,542
4.30% , 01/15/30 ................... 3,685 3,618,943
13,900,002
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies — 0.3%
Avantor Funding, Inc.
(b)
4.63% , 07/15/28 ................... USD 973 $ 937,768
3.88% , 11/01/29 ................... 11 10,156
Bausch + Lomb Corp., 8.38%, 10/01/28
(b)
.... 1,439 1,492,963
Becton Dickinson & Co., 5.08%, 06/07/29 .... 5,895 5,982,856
Edwards Lifesciences Corp., 4.30%, 06/15/28 . 544 537,198
Medline Borrower LP
(b)
3.88% , 04/01/29 ................... 673 629,076
6.25% , 04/01/29 ................... 496 502,313
5.25% , 10/01/29 ................... 1,387 1,330,928
Sotera Health Holdings LLC, 7.38%, 06/01/31
(b)
110 111,829
Teleflex, Inc., 4.25%, 06/01/28
(b)
.......... 423 403,463
11,938,550
Health Care Providers & Services — 1.8%
Community Health Systems, Inc.
(b)
5.63% , 03/15/27 ................... 985 940,597
6.00% , 01/15/29 ................... 170 151,071
5.25% , 05/15/30 ................... 1,164 960,352
4.75% , 02/15/31 ................... 404 319,352
Elevance Health, Inc.
5.35% , 10/15/25 ................... 211 211,584
1.50% , 03/15/26 ................... 519 504,540
3.65% , 12/01/27 ................... 2,986 2,928,234
4.10% , 03/01/28 ................... 3,151 3,117,206
5.15% , 06/15/29 ................... 181 184,675
4.75% , 02/15/30 ................... 359 360,918
Encompass Health Corp., 4.75%, 02/01/30 ... 163 156,818
HAH Group Holding Co. LLC, 9.75%, 10/01/31
(b)
131 126,160
HCA, Inc.
5.25% , 04/15/25 ................... 4,148 4,148,251
7.69% , 06/15/25 ................... 303 304,517
5.88% , 02/15/26 ................... 8,018 8,049,522
5.25% , 06/15/26 ................... 9,751 9,779,492
4.50% , 02/15/27 ................... 932 928,790
3.13% , 03/15/27 ................... 3,248 3,154,351
5.00% , 03/01/28 ................... 8,981 9,054,150
5.63% , 09/01/28 ................... 4,311 4,409,289
4.13% , 06/15/29 ................... 1,351 1,311,793
5.25% , 03/01/30 ................... 4,752 4,808,378
HealthEquity, Inc., 4.50%, 10/01/29
(b)
....... 411 385,267
Humana, Inc., 5.75%, 03/01/28 .......... 2,256 2,318,949
LifePoint Health, Inc.
(b)
9.88% , 08/15/30 ................... 110 116,061
11.00% , 10/15/30 .................. 1,399 1,520,866
8.38% , 02/15/32 ................... 517 520,546
Molina Healthcare, Inc., 4.38%, 06/15/28
(b)
... 186 177,158
PeaceHealth Obligated Group, Series 2020,
1.38%, 11/15/25 .................. 2,185 2,139,210
Prime Healthcare Services, Inc., 9.38%,
09/01/29
(b)
...................... 129 121,705
Star Parent, Inc., 9.00%, 10/01/30
(b)
........ 1,069 1,053,666
Tenet Healthcare Corp.
6.13% , 06/15/30 ................... 241 239,886
6.75% , 05/15/31 ................... 963 976,758
US Acute Care Solutions LLC, 9.75%, 05/15/29
(b)
261 260,248
65,740,360
Health Care REITs — 0.0%
Healthpeak OP LLC, 1.35%, 02/01/27 ...... 338 318,683
MPT Operating Partnership LP, 8.50%,
02/15/32
(b)
...................... 775 789,488
1,108,171
Health Care Technology — 0.0%
IQVIA, Inc., 5.00%, 05/15/27
(b)
........... 723 712,725

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Low Duration Bond Portfolio
86
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotel & Resort REITs — 0.1%
Park Intermediate Holdings LLC, 7.00%,
02/01/30
(b)
...................... USD 116 $ 116,857
Pebblebrook Hotel LP, 6.38%, 10/15/29
(b)
.... 71 70,197
RHP Hotel Properties LP
4.75% , 10/15/27 ................... 102 99,562
7.25% , 07/15/28
(b)
.................. 215 220,154
4.50% , 02/15/29
(b)
.................. 680 643,306
RLJ Lodging Trust LP, 3.75%, 07/01/26
(b)
.... 192 187,716
Service Properties Trust, 8.63%, 11/15/31
(b)
... 1,456 1,535,955
XHR LP, 6.63%, 05/15/30
(b)
............. 64 62,831
2,936,578
Hotels, Restaurants & Leisure — 0.5%
1011778 BC ULC
(b)
3.88% , 01/15/28 ................... 310 296,287
4.38% , 01/15/28 ................... 655 629,902
5.63% , 09/15/29 ................... 100 98,993
4.00% , 10/15/30 ................... 139 125,797
Acushnet Co., 7.38%, 10/15/28
(b)
......... 34 35,192
Boyne USA, Inc., 4.75%, 05/15/29
(b)
....... 311 292,798
Caesars Entertainment, Inc.
(b)
4.63% , 10/15/29 ................... 76 69,854
7.00% , 02/15/30 ................... 1,595 1,616,850
6.50% , 02/15/32 ................... 151 150,510
Carnival Corp.
(b)
5.75% , 03/01/27 ................... 153 153,096
6.00% , 05/01/29 ................... 783 777,516
Churchill Downs, Inc.
(b)
5.50% , 04/01/27 ................... 987 979,178
4.75% , 01/15/28 ................... 328 318,651
5.75% , 04/01/30 ................... 785 767,832
6.75% , 05/01/31 ................... 12 12,095
Fertitta Entertainment LLC, 4.63%, 01/15/29
(b)
. 636 585,760
Great Canadian Gaming Corp., 8.75%,
11/15/29
(b)
...................... 194 194,911
Hilton Domestic Operating Co., Inc., 6.13%,
04/01/32
(b)
...................... 886 889,372
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(b)
...................... 61 62,161
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
.. 120 119,297
Melco Resorts Finance Ltd.
(b)
4.88% , 06/06/25 ................... 400 398,520
5.38% , 12/04/29 ................... 1,488 1,368,945
Merlin Entertainments Group US Holdings, Inc.,
7.38%, 02/15/31
(b)
................. 800 755,637
MGM Resorts International, 6.13%, 09/15/29 .. 241 238,612
Mohegan Tribal Gaming Authority, 8.25%,
04/15/30
(b)
...................... 126 123,827
NCL Corp. Ltd.
(b)
8.13% , 01/15/29 ................... 63 66,265
6.25% , 03/01/30 ................... 656 644,024
6.75% , 02/01/32 ................... 254 250,902
Raising Cane's Restaurants LLC, 9.38%,
05/01/29
(b)
...................... 62 65,868
Royal Caribbean Cruises Ltd., 5.63%, 09/30/31
(b)
942 924,971
Sabre GLBL, Inc.
(b)
8.63% , 06/01/27 ................... 142 140,521
10.75% , 11/15/29 .................. 190 191,382
Scientific Games Holdings LP, 6.63%, 03/01/30
(b)
148 139,578
Six Flags Entertainment Corp., 7.25%, 05/15/31
(b)
168 168,647
Station Casinos LLC
(b)
4.50% , 02/15/28 ................... 644 616,831
4.63% , 12/01/31 ................... 71 63,795
6.63% , 03/15/32 ................... 63 62,484
Viking Cruises Ltd., 9.13%, 07/15/31
(b)
...... 425 453,956
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
...................... USD 51 $ 50,140
Wynn Macau Ltd.
(b)
5.63% , 08/26/28 ................... 1,329 1,277,501
5.13% , 12/15/29 ................... 200 185,750
Wynn Resorts Finance LLC
(b)
5.13% , 10/01/29 ................... 724 694,787
7.13% , 02/15/31 ................... 394 407,735
Yum! Brands, Inc., 4.75%, 01/15/30
(b)
....... 4 3,864
17,470,594
Household Durables — 0.2%
Beazer Homes USA, Inc.
5.88% , 10/15/27 ................... 23 22,551
7.50% , 03/15/31
(b)
.................. 19 18,408
Brookfield Residential Properties, Inc., 5.00%,
06/15/29
(b)
...................... 369 332,706
CD&R Smokey Buyer, Inc., 9.50%, 10/15/29
(b)
. 104 94,900
DR Horton, Inc., 1.30%, 10/15/26 ......... 408 388,453
Dream Finders Homes, Inc., 8.25%, 08/15/28
(b)
. 45 46,508
Empire Communities Corp., 9.75%, 05/01/29
(b)
. 28 28,319
K. Hovnanian Enterprises, Inc., 11.75%,
09/30/29
(b)
...................... 693 741,242
LGI Homes, Inc., 8.75%, 12/15/28
(b)
........ 49 51,067
Mattamy Group Corp., 4.63%, 03/01/30
(b)
.... 39 35,899
New Home Co., Inc. (The), 9.25%, 10/01/29
(b)
. 100 102,574
Newell Brands, Inc., 5.70%, 04/01/26
(c)
...... 4,974 4,967,905
Somnigroup International, Inc.
(b)
4.00% , 04/15/29 ................... 158 146,737
3.88% , 10/15/31 ................... 138 121,166
STL Holding Co. LLC, 8.75%, 02/15/29
(b)
.... 47 48,237
7,146,672
Household Products — 0.0%
(b)
Central Garden & Pet Co., 4.13%, 04/30/31 ... 57 51,006
Kronos Acquisition Holdings, Inc., 8.25%,
06/30/31 ....................... 33 29,267
Spectrum Brands, Inc., 3.88%, 03/15/31 ..... 16 13,629
93,902
Independent Power and Renewable Electricity Producers — 0.0%
(b)
Calpine Corp., 5.13%, 03/15/28 .......... 436 428,980
Clearway Energy Operating LLC, 4.75%,
03/15/28 ....................... 240 232,637
661,617
Industrial Conglomerates — 0.2%
3M Co., 4.80%, 03/15/30 .............. 3,125 3,134,702
Honeywell International, Inc., 4.70%, 02/01/30 . 3,645 3,664,670
6,799,372
Insurance — 0.4%
(b)
Alliant Holdings Intermediate LLC
4.25% , 10/15/27 ................... 2,133 2,058,561
6.75% , 04/15/28 ................... 227 227,887
7.00% , 01/15/31 ................... 879 881,688
AmWINS Group, Inc.
6.38% , 02/15/29 ................... 71 71,541
4.88% , 06/30/29 ................... 267 251,703
APH Somerset Investor 2 LLC, 7.88%, 11/01/29 171 168,533
Ardonagh Finco Ltd., 7.75%, 02/15/31 ...... 1,893 1,928,314
Howden UK Refinance plc, 7.25%, 02/15/31 .. 1,948 1,965,992
HUB International Ltd., 7.25%, 06/15/30 ..... 3,382 3,483,480
Jones Deslauriers Insurance Management, Inc.,
8.50%, 03/15/30 .................. 240 252,125
Panther Escrow Issuer LLC, 7.13%, 06/01/31 .. 2,344 2,388,375
Ryan Specialty LLC, 4.38%, 02/01/30 ...... 42 39,962
13,718,161

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Low Duration Bond Portfolio
Schedules of Investments
87
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
IT Services — 0.1%
Acuris Finance US, Inc., 5.00%, 05/01/28
(b)
... USD 200 $ 183,653
CA Magnum Holdings, 5.38%, 10/31/26
(b)
.... 600 589,320
Cablevision Lightpath LLC, 3.88%, 09/15/27
(b)
. 200 189,921
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(b)
764 770,185
Gartner, Inc., 4.50%, 07/01/28
(b)
.......... 1,072 1,051,034
Twilio, Inc., 3.63%, 03/15/29 ............ 285 264,251
3,048,364
Life Sciences Tools & Services — 0.0%
Fortrea Holdings, Inc., 7.50%, 07/01/30
(b)
.... 47 42,738
Machinery — 0.1%
(b)
Chart Industries, Inc., 7.50%, 01/01/30 ...... 847 878,463
Esab Corp., 6.25%, 04/15/29 ............ 103 104,503
Husky Injection Molding Systems Ltd., 9.00%,
02/15/29 ....................... 880 881,634
Manitowoc Co., Inc. (The), 9.25%, 10/01/31 ... 79 81,207
Mueller Water Products, Inc., 4.00%, 06/15/29 . 91 84,543
Terex Corp., 5.00%, 05/15/29 ........... 169 161,279
TK Elevator US Newco, Inc., 5.25%, 07/15/27 . 1,689 1,657,347
Wabash National Corp., 4.50%, 10/15/28 .... 225 202,158
4,051,134
Media — 0.9%
Cable One, Inc., 4.00%, 11/15/30
(b)
........ 28 22,202
Charter Communications Operating LLC
6.15% , 11/10/26 ................... 11,802 12,041,491
4.20% , 03/15/28 ................... 9,810 9,620,458
5.05% , 03/30/29 ................... 639 636,048
Clear Channel Outdoor Holdings, Inc.
(b)
5.13% , 08/15/27 ................... 237 229,055
9.00% , 09/15/28 ................... 1,047 1,075,336
7.88% , 04/01/30 ................... 2,203 2,159,919
DirecTV Financing LLC
(b)
5.88% , 08/15/27 ................... 670 649,261
10.00% , 02/15/31 .................. 675 648,135
Discovery Communications LLC, 4.90%,
03/11/26 ....................... 1,529 1,529,084
GCI LLC, 4.75%, 10/15/28
(b)
............ 56 51,625
Gray Media, Inc., 10.50%, 07/15/29
(b)
....... 483 503,214
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(b)
...................... 302 252,484
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
... 325 281,986
Outfront Media Capital LLC
(b)
5.00% , 08/15/27 ................... 218 214,261
4.25% , 01/15/29 ................... 1,214 1,125,831
4.63% , 03/15/30 ................... 63 57,598
Sirius XM Radio LLC
(b)
3.13% , 09/01/26 ................... 70 67,817
5.00% , 08/01/27 ................... 507 495,359
4.00% , 07/15/28 ................... 35 32,655
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
................. 200 194,000
Univision Communications, Inc.
(b)
6.63% , 06/01/27 ................... 435 431,402
8.00% , 08/15/28 ................... 974 977,042
8.50% , 07/31/31 ................... 384 375,222
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
................. 200 189,032
33,860,517
Metals & Mining — 1.1%
Anglo American Capital plc, 3.75%, 06/15/29
(d)
. EUR 4,190 4,630,095
Arsenal AIC Parent LLC
(b)
8.00% , 10/01/30 ................... USD 300 305,883
11.50% , 10/01/31 .................. 1,178 1,280,993
ATI, Inc.
5.88% , 12/01/27 ................... 1,396 1,386,247
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
4.88% , 10/01/29 ................... USD 77 $ 73,333
7.25% , 08/15/30 ................... 426 439,096
Big River Steel LLC, 6.63%, 01/31/29
(b)
..... 1,082 1,083,453
Carpenter Technology Corp.
6.38% , 07/15/28 ................... 33 32,897
7.63% , 03/15/30 ................... 15 15,451
Cleveland-Cliffs, Inc.
(b)
6.88% , 11/01/29 ................... 118 115,470
7.50% , 09/15/31 ................... 38 37,100
Constellium SE
(b)
5.63% , 06/15/28 ................... 387 375,319
3.75% , 04/15/29 ................... 1,107 1,002,933
ERO Copper Corp., 6.50%, 02/15/30
(b)
...... 193 187,471
First Quantum Minerals Ltd., 9.38%, 03/01/29
(b)
200 210,500
Glencore Funding LLC
(b)
4.00% , 03/27/27 ................... 9,105 8,980,713
3.88% , 10/27/27 ................... 691 676,937
4.91% , 04/01/28 ................... 3,685 3,700,049
5.40% , 05/08/28 ................... 2,930 2,981,628
6.13% , 10/06/28 ................... 4,402 4,581,327
5.37% , 04/04/29 ................... 4,183 4,251,302
Kaiser Aluminum Corp.
(b)
4.63% , 03/01/28 ................... 1,346 1,278,509
4.50% , 06/01/31 ................... 280 247,807
New Gold, Inc., 6.88%, 04/01/32
(b)
........ 183 184,825
Novelis Corp.
(b)
3.25% , 11/15/26 ................... 969 936,772
4.75% , 01/30/30 ................... 208 192,982
Novelis, Inc., 6.88%, 01/30/30
(b)
.......... 779 790,022
39,979,114
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(b)
Blackstone Mortgage Trust, Inc.
3.75% , 01/15/27 ................... 68 64,654
7.75% , 12/01/29 ................... 52 53,523
Ladder Capital Finance Holdings LLLP
5.25% , 10/01/25 ................... 17 16,949
4.25% , 02/01/27 ................... 308 299,962
7.00% , 07/15/31 ................... 111 113,928
Starwood Property Trust, Inc.
4.38% , 01/15/27 ................... 44 42,760
7.25% , 04/01/29 ................... 203 208,105
6.00% , 04/15/30 ................... 46 44,950
6.50% , 07/01/30 ................... 110 110,056
6.50% , 10/15/30 ................... 147 145,637
1,100,524
Multi-Utilities — 0.3%
Consumers Energy Co., 4.70%, 01/15/30 .... 363 364,605
Dominion Energy, Inc., 5.00%, 06/15/30 ..... 3,165 3,180,545
NiSource, Inc., 5.25%, 03/30/28 .......... 962 978,783
Public Service Enterprise Group, Inc., 4.90%,
03/15/30 ....................... 3,865 3,883,274
Sempra, 3.30%, 04/01/25 .............. 1,379 1,379,000
9,786,207
Oil, Gas & Consumable Fuels — 5.1%
Aethon United BR LP, 7.50%, 10/01/29
(b)
..... 227 230,892
Antero Midstream Partners LP
(b)
5.75% , 01/15/28 ................... 48 47,763
5.38% , 06/15/29 ................... 231 225,794
Ascent Resources Utica Holdings LLC, 5.88%,
06/30/29
(b)
...................... 254 247,861
Blue Racer Midstream LLC, 7.00%, 07/15/29
(b)
. 211 215,638
Buckeye Partners LP
(b)
6.88% , 07/01/29 ................... 48 48,794
6.75% , 02/01/30 ................... 40 40,516

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Low Duration Bond Portfolio
88
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Canadian Natural Resources Ltd., 5.00%,
12/15/29
(b)
...................... USD 3,235 $ 3,233,301
Cheniere Corpus Christi Holdings LLC, 3.70%,
11/15/29 ....................... 7,260 6,932,649
Cheniere Energy Partners LP
4.50% , 10/01/29 ................... 11,104 10,800,150
3.25% , 01/31/32 ................... 1,333 1,173,095
CITGO Petroleum Corp., 8.38%, 01/15/29
(b)
... 335 340,916
Civitas Resources, Inc.
(b)
8.38% , 07/01/28 ................... 95 98,038
8.63% , 11/01/30 ................... 582 600,433
8.75% , 07/01/31 ................... 94 96,533
Comstock Resources, Inc.
(b)
6.75% , 03/01/29 ................... 587 573,721
5.88% , 01/15/30 ................... 8 7,555
CQP Holdco LP, 5.50%, 06/15/31
(b)
........ 750 719,516
Crescent Energy Finance LLC, 7.63%,
04/01/32
(b)
...................... 405 400,572
Diamondback Energy, Inc.
3.25% , 12/01/26 ................... 877 859,847
3.50% , 12/01/29 ................... 4,817 4,556,039
5.15% , 01/30/30 ................... 8,794 8,927,369
DT Midstream, Inc., 4.13%, 06/15/29
(b)
...... 216 203,285
Enbridge Energy Partners LP, 5.88%, 10/15/25 . 352 353,454
Enbridge, Inc.
5.25% , 04/05/27 ................... 1,985 2,009,959
5.30% , 04/05/29 ................... 523 532,865
Encino Acquisition Partners Holdings LLC,
8.75%, 05/01/31
(b)
................. 112 119,014
Energy Transfer LP
5.95% , 12/01/25 ................... 730 733,409
4.20% , 04/15/27 ................... 1,344 1,332,644
5.63% , 05/01/27
(b)
.................. 4,911 4,905,974
5.50% , 06/01/27 ................... 6,720 6,822,224
5.55% , 02/15/28 ................... 2,587 2,648,114
6.10% , 12/01/28 ................... 7,120 7,433,494
6.00% , 02/01/29
(b)
.................. 2,011 2,044,765
5.25% , 07/01/29 ................... 3,105 3,150,205
5.20% , 04/01/30 ................... 4,590 4,641,844
EQT Corp.
3.13% , 05/15/26
(b)
.................. 1,078 1,058,909
3.90% , 10/01/27 ................... 2,336 2,294,204
5.70% , 04/01/28 ................... 1,078 1,108,200
5.00% , 01/15/29 ................... 5,580 5,616,587
6.38% , 04/01/29
(b)
.................. 261 267,034
7.00% , 02/01/30
(c)
.................. 2,450 2,641,865
Genesis Energy LP
7.75% , 02/01/28 ................... 44 44,438
8.25% , 01/15/29 ................... 233 240,558
8.88% , 04/15/30 ................... 591 613,773
Gulfport Energy Operating Corp., 6.75%,
09/01/29
(b)
...................... 96 97,277
Hess Midstream Operations LP, 6.50%,
06/01/29
(b)
...................... 127 129,525
Hilcorp Energy I LP
(b)
6.25% , 11/01/28 ................... 120 119,886
5.75% , 02/01/29 ................... 490 473,417
6.00% , 04/15/30 ................... 856 814,031
Howard Midstream Energy Partners LLC, 8.88%,
07/15/28
(b)
...................... 241 251,287
ITT Holdings LLC, 6.50%, 08/01/29
(b)
....... 403 371,780
Kimmeridge Texas Gas LLC, 8.50%, 02/15/30
(b)
401 400,767
Kinetik Holdings LP, 6.63%, 12/15/28
(b)
...... 36 36,573
Matador Resources Co.
(b)
6.88% , 04/15/28 ................... 120 121,517
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.50% , 04/15/32 ................... USD 224 $ 221,991
Moss Creek Resources Holdings, Inc., 8.25%,
09/01/31
(b)
...................... 63 61,430
MPLX LP
4.88% , 06/01/25 ................... 1,244 1,243,948
1.75% , 03/01/26 ................... 785 764,472
4.13% , 03/01/27 ................... 1,498 1,484,884
4.25% , 12/01/27 ................... 1,061 1,051,642
4.00% , 03/15/28 ................... 2,397 2,353,603
2.65% , 08/15/30 ................... 241 214,588
NFE Financing LLC, 12.00%, 11/15/29
(b)
..... 263 221,865
NGL Energy Operating LLC, 8.13%, 02/15/29
(b)
1,100 1,107,686
Northern Oil & Gas, Inc.
(b)
8.13% , 03/01/28 ................... 776 778,000
8.75% , 06/15/31 ................... 30 30,598
Occidental Petroleum Corp., 5.00%, 08/01/27 . 4,020 4,033,423
PBF Holding Co. LLC, 7.88%, 09/15/30
(b)
.... 63 55,174
Permian Resources Operating LLC
(b)
8.00% , 04/15/27 ................... 163 166,081
5.88% , 07/01/29 ................... 758 748,080
9.88% , 07/15/31 ................... 175 191,677
Petroleos Mexicanos, 7.50%, 03/20/26
(b)
..... 3,800 3,781,000
Prairie Acquiror LP, 9.00%, 08/01/29
(b)
...... 84 85,503
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(b)
...................... 88 84,267
Sabine Pass Liquefaction LLC
5.00% , 03/15/27 ................... 13,171 13,230,765
4.20% , 03/15/28 ................... 5,782 5,716,949
Sitio Royalties Operating Partnership LP, 7.88%,
11/01/28
(b)
...................... 266 273,797
SM Energy Co., 6.50%, 07/15/28 ......... 209 207,568
Tallgrass Energy Partners LP
(b)
5.50% , 01/15/28 ................... 141 137,233
7.38% , 02/15/29 ................... 449 451,237
Talos Production, Inc., 9.38%, 02/01/31
(b)
.... 69 70,205
Targa Resources Corp.
5.20% , 07/01/27 ................... 5,598 5,664,256
6.15% , 03/01/29 ................... 9,293 9,717,014
Targa Resources Partners LP
6.50% , 07/15/27 ................... 6,855 6,884,344
5.00% , 01/15/28 ................... 2,324 2,324,519
5.50% , 03/01/30 ................... 1,375 1,387,815
TGNR Intermediate Holdings LLC, 5.50%,
10/15/29
(b)
...................... 51 47,884
TransCanada PipeLines Ltd.
4.88% , 01/15/26 ................... 186 186,140
4.25% , 05/15/28 ................... 771 761,409
Venture Global Calcasieu Pass LLC, 3.88%,
08/15/29
(b)
...................... 1,502 1,390,409
Venture Global LNG, Inc.
(b)
9.50% , 02/01/29 ................... 2,778 2,978,880
7.00% , 01/15/30 ................... 457 450,231
8.38% , 06/01/31 ................... 502 509,169
9.88% , 02/01/32 ................... 372 395,096
Vermilion Energy, Inc., 6.88%, 05/01/30
(b)
.... 44 43,087
Viper Energy, Inc.
(b)
5.38% , 11/01/27 ................... 4,017 3,979,740
7.38% , 11/01/31 ................... 14,110 14,747,448
Vital Energy, Inc., 9.75%, 10/15/30 ........ 748 760,798
Wildfire Intermediate Holdings LLC, 7.50%,
10/15/29
(b)
...................... 122 118,605
Williams Cos., Inc. (The)
5.30% , 08/15/28 ................... 1,208 1,234,018
4.90% , 03/15/29 ................... 282 283,837
186,642,235

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Low Duration Bond Portfolio
Schedules of Investments
89
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Paper & Forest Products — 0.0%
Magnera Corp., 7.25%, 11/15/31
(b)
........ USD 83 $ 80,727
Passenger Airlines — 0.6%
American Airlines, Inc., 8.50%, 05/15/29
(b)
.... 207 210,146
AS Mileage Plan IP Ltd., 5.02%, 10/20/29
(b)
... 7,240 7,090,004
Delta Air Lines, Inc., 7.00%, 05/01/25
(b)
...... 10,265 10,278,816
JetBlue Airways Corp., 9.88%, 09/20/31
(b)
.... 126 124,373
OneSky Flight LLC, 8.88%, 12/15/29
(b)
...... 222 224,372
United Airlines Pass-Through Trust
Series 2020-1 , Class B , 4.88% , 01/15/26 ... 390 389,055
Series 2020-1 , Class A , 5.88% , 10/15/27 ... 2,142 2,181,033
United Airlines, Inc., 4.63%, 04/15/29
(b)
...... 906 857,330
21,355,129
Personal Care Products — 0.0%
Opal Bidco SAS, 6.50%, 03/31/32
(b)
........ 254 254,000
Pharmaceuticals — 0.1%
1261229 BC Ltd., 10.00%, 04/15/32
(b)
...... 1,965 1,952,940
Endo Finance Holdings, Inc., 8.50%, 04/15/31
(b)
369 384,692
Jazz Securities DAC, 4.38%, 01/15/29
(b)
..... 276 262,248
Organon & Co., 4.13%, 04/30/28
(b)
........ 200 186,911
Teva Pharmaceutical Finance Netherlands III BV
3.15% , 10/01/26 ................... 385 372,141
4.75% , 05/09/27 ................... 200 196,078
3,355,010
Professional Services — 0.1%
(b)
CoreLogic, Inc., 4.50%, 05/01/28 ......... 1,069 994,991
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 777 778,284
KBR, Inc., 4.75%, 09/30/28 ............. 16 15,211
1,788,486
Real Estate Management & Development — 0.0%
Anywhere Real Estate Group LLC, 7.00%,
04/15/30
(b)
...................... 246 218,319
Cushman & Wakefield US Borrower LLC, 8.88%,
09/01/31
(b)
...................... 244 259,105
Fantasia Holdings Group Co. Ltd.
(d)(g)(h)
11.88% , 06/01/24 .................. 667 16,675
9.25% , 07/28/24 ................... 667 16,675
9.88% , 10/19/24 ................... 333 8,325
10.88% , 01/09/25 .................. 1,167 29,175
Howard Hughes Corp. (The), 5.38%, 08/01/28
(b)
205 198,909
747,183
Retail REITs — 0.1%
Brookfield Property REIT, Inc., 4.50%, 04/01/27
(b)
149 142,768
Realty Income Corp.
0.75% , 03/15/26 ................... 536 517,162
4.88% , 06/01/26 ................... 351 352,130
3.00% , 01/15/27 ................... 520 506,870
3.25% , 06/15/29 ................... 3,133 2,961,063
4,479,993
Semiconductors & Semiconductor Equipment — 0.6%
Broadcom, Inc.
5.05% , 07/12/27 ................... 5,932 6,006,765
4.80% , 04/15/28 ................... 2,620 2,639,227
4.75% , 04/15/29 ................... 365 366,443
Entegris, Inc., 4.75%, 04/15/29
(b)
......... 188 181,238
Intel Corp., 5.13%, 02/10/30 ............ 3,630 3,655,516
Microchip Technology, Inc.
4.90% , 03/15/28 ................... 3,818 3,829,414
5.05% , 03/15/29 ................... 181 182,226
NXP BV
2.70% , 05/01/25 ................... 3,075 3,066,067
3.40% , 05/01/30 ................... 1,011 942,242
20,869,138
Security
Par (000)
Par (000) Value
Software — 1.4%
AppLovin Corp., 5.13%, 12/01/29 ......... USD 16,495 $ 16,558,909
Camelot Finance SA, 4.50%, 11/01/26
(b)
..... 287 281,309
Capstone Borrower, Inc., 8.00%, 06/15/30
(b)
... 836 858,332
Central Parent LLC, 8.00%, 06/15/29
(b)
...... 366 321,118
Central Parent, Inc., 7.25%, 06/15/29
(b)
...... 187 161,826
Clarivate Science Holdings Corp.
(b)
3.88% , 07/01/28 ................... 1,730 1,604,819
4.88% , 07/01/29 ................... 53 47,275
Cloud Software Group, Inc., 6.50%, 03/31/29
(b)
. 4,531 4,404,429
Ellucian Holdings, Inc., 6.50%, 12/01/29
(b)
.... 482 474,013
Fair Isaac Corp., 4.00%, 06/15/28
(b)
........ 200 190,167
Gen Digital, Inc., 6.75%, 09/30/27
(b)
........ 181 183,224
Oracle Corp.
1.65% , 03/25/26 ................... 10,510 10,216,003
2.65% , 07/15/26 ................... 1,112 1,085,586
2.80% , 04/01/27 ................... 1,870 1,811,123
3.25% , 11/15/27 ................... 3,700 3,586,841
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
.. 1,046 1,038,088
Synopsys, Inc.
4.65% , 04/01/28 ................... 2,110 2,122,067
4.85% , 04/01/30 ................... 2,700 2,717,761
UKG, Inc., 6.88%, 02/01/31
(b)
............ 2,715 2,754,202
VMware LLC
3.90% , 08/21/27 ................... 414 406,771
1.80% , 08/15/28 ................... 758 691,048
Workday, Inc., 3.50%, 04/01/27 .......... 484 474,553
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
191 175,218
52,164,682
Specialized REITs — 1.9%
American Tower Corp.
3.65% , 03/15/27 ................... 10,805 10,622,279
3.55% , 07/15/27 ................... 6,349 6,206,927
3.60% , 01/15/28 ................... 4,018 3,912,418
5.50% , 03/15/28 ................... 844 863,953
5.20% , 02/15/29 ................... 4,529 4,601,334
2.90% , 01/15/30 ................... 1,275 1,172,821
5.00% , 01/31/30 ................... 900 907,360
4.90% , 03/15/30 ................... 3,520 3,538,626
Crown Castle, Inc.
1.05% , 07/15/26 ................... 3,027 2,885,375
3.65% , 09/01/27 ................... 7,445 7,253,072
Equinix, Inc.
1.00% , 09/15/25 ................... 1,549 1,525,036
1.45% , 05/15/26 ................... 2,099 2,028,608
2.90% , 11/18/26 ................... 3,386 3,296,397
1.80% , 07/15/27 ................... 6,942 6,528,354
1.55% , 03/15/28 ................... 1,342 1,231,380
2.00% , 05/15/28 ................... 4,089 3,784,958
3.20% , 11/18/29 ................... 8,890 8,316,280
Iron Mountain, Inc.
(b)
7.00% , 02/15/29 ................... 878 897,952
5.25% , 07/15/30 ................... 352 337,509
SBA Communications Corp., 3.13%, 02/01/29 . 495 451,765
70,362,404
Specialty Retail — 0.0%
Asbury Automotive Group, Inc.
4.50% , 03/01/28 ................... 6 5,777
4.75% , 03/01/30 ................... 91 85,118
eG Global Finance plc, 12.00%, 11/30/28
(b)
... 264 292,313
Group 1 Automotive, Inc., 6.38%, 01/15/30
(b)
.. 70 70,150
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
.... 152 142,201
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(b)
...................... 947 888,662

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Low Duration Bond Portfolio
90
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Staples, Inc., 10.75%, 09/01/29
(b)
......... USD 118 $ 106,606
1,590,827
Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC, 4.75%, 04/01/28 ..... 3,360 3,375,361
Diebold Nixdorf, Inc., 7.75%, 03/31/30
(b)
..... 80 82,925
Seagate HDD Cayman
(b)
8.25% , 12/15/29 ................... 309 328,547
8.50% , 07/15/31 ................... 245 260,205
Xerox Corp., 10.25%, 10/15/30
(b)
......... 74 73,260
4,120,298
Textiles, Apparel & Luxury Goods — 0.0%
(b)
Crocs, Inc., 4.25%, 03/15/29 ............ 122 113,407
Hanesbrands, Inc., 9.00%, 02/15/31 ....... 6 6,322
Levi Strauss & Co., 3.50%, 03/01/31 ....... 121 106,463
226,192
Tobacco — 1.3%
Altria Group, Inc.
2.35% , 05/06/25 ................... 2,238 2,232,423
2.63% , 09/16/26 ................... 2,202 2,141,703
6.20% , 11/01/28 ................... 6,163 6,472,090
4.80% , 02/14/29 ................... 4,945 4,955,078
BAT Capital Corp., 3.56%, 08/15/27 ....... 8,278 8,078,027
BAT International Finance plc
1.67% , 03/25/26 ................... 317 307,869
4.45% , 03/16/28 ................... 3,019 3,004,359
5.93% , 02/02/29 ................... 7,629 7,951,231
Philip Morris International, Inc.
4.88% , 02/15/28 ................... 7,387 7,484,435
3.13% , 03/02/28 ................... 1,448 1,396,108
5.13% , 02/15/30 ................... 1,500 1,529,489
45,552,812
Trading Companies & Distributors — 0.2%
(b)
Aviation Capital Group LLC, 4.75%, 04/14/27 .. 4,105 4,107,858
Beacon Roofing Supply, Inc., 6.50%, 08/01/30 . 102 107,299
Fortress Transportation & Infrastructure Investors
LLC
5.50% , 05/01/28 ................... 252 246,990
7.88% , 12/01/30 ................... 765 798,936
7.00% , 05/01/31 ................... 1,640 1,666,277
Herc Holdings, Inc.
5.50% , 07/15/27 ................... 250 248,952
6.63% , 06/15/29 ................... 625 627,008
Imola Merger Corp., 4.75%, 05/15/29 ....... 299 283,945
8,087,265
Wireless Telecommunication Services — 1.6%
Connect Finco SARL, 9.00%, 09/15/29
(b)
..... 200 182,346
Rogers Communications, Inc.
2.90% , 11/15/26 ................... 1,710 1,664,284
3.20% , 03/15/27 ................... 8,292 8,067,332
5.00% , 02/15/29 ................... 4,611 4,615,130
Sprint LLC, 7.63%, 03/01/26 ............ 5,210 5,291,729
T-Mobile USA, Inc.
1.50% , 02/15/26 ................... 1,316 1,280,032
2.25% , 02/15/26 ................... 8,082 7,916,837
3.75% , 04/15/27 ................... 7,125 7,021,860
5.38% , 04/15/27 ................... 456 455,570
4.75% , 02/01/28 ................... 9,903 9,890,919
2.05% , 02/15/28 ................... 3,773 3,523,917
4.95% , 03/15/28 ................... 490 495,633
4.85% , 01/15/29 ................... 922 927,208
2.63% , 02/15/29 ................... 2 1,851
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
3.88% , 04/15/30 ................... USD 7,278 $ 6,976,996
58,311,644
Total Corporate Bonds — 44 .2%
(Cost: $ 1,607,777,334 ) ............................ 1,617,551,417
Foreign Agency Obligations
Canada — 1.0%
(b)
OMERS Finance Trust
1.10% , 03/26/26 ................... 17,380 16,856,365
4.38% , 03/20/30 ................... 5,195 5,206,672
Ontario Teachers' Finance Trust , 4.25%
,
04/25/28 ........................ 13,860 13,888,157
35,951,194
Total Foreign Agency Obligations — 1 .0%
(Cost: $ 36,394,186 ) ............................... 35,951,194
Municipal Bonds
Arizona — 0.0%
Maricopa County Industrial Development
Authority , Series 2024 , RB , 7.38% , 10/01/29
(b)
1,270 1,310,429
Massachusetts — 0 .1%
Massachusetts Educational Financing Authority ,
Series 2024A , RB , 6.35% , 07/01/49 ...... 2,035 2,119,375
Total Municipal Bonds — 0 .1%
(Cost: $ 3,305,000 ) ............................... 3,429,804
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 6.7%
ACRA Trust, Series 2024-NQM1, Class A1,
5.61%, 10/25/64
(b) (c)
................. 4,109 4,101,505
Angel Oak Mortgage Trust
(b)(c)
Series 2023-6, Class A1, 6.50%, 12/25/67 .. 1,881 1,897,124
Series 2024-1, Class A1, 5.21%, 08/25/68 .. 5,446 5,412,456
Series 2025-2, Class A1, 5.64%, 02/25/70 .. 2,124 2,135,932
Angel Oak Mortgage Trust I LLC, Series 2019-4,
Class M1, 3.46%, 07/26/49
(a) (b)
.......... 1,142 1,128,144
Arroyo Mortgage Trust, Series 2022-2, Class A1,
4.95%, 07/25/57
(b) (c)
................. 3,841 3,816,017
Atlas Funding plc
(a)
Series 2024-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.85%),
5.31%, 09/20/61
(d)
................ GBP 512 662,916
Series 2024-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.30%),
5.76%, 09/20/61
(d)
................ 100 129,065
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.55%),
6.01%, 09/20/61
(d)
................ 104 134,047
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.20%),
6.66%, 09/20/61
(d)
................ 100 129,721
Auburn 15 plc, Series 15, Class A2, (Sterling
Overnight Index Average at 0.00% Floor +
1.10%), 5.56%, 07/20/45
(a) (d)
........... 747 966,974
Banc of America Mortgage Trust, Series 2003-J,
Class 2A1, 5.80%, 11/25/33
(a)
.......... USD 111 99,553
Barclays Mortgage Loan Trust, Series 2024-
NQM1, Class A1, 5.90%, 01/25/64
(b) (c)
..... 4,289 4,306,046
Barley Hill No. 2 plc, Series 2, Class C, (Sterling
Overnight Index Average + 1.70%), 6.16%,
08/27/58
(a) (d)
...................... GBP 520 672,353

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Low Duration Bond Portfolio
Schedules of Investments
91
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Bear Stearns ARM Trust, Series 2004-5, Class
2A, 4.53%, 07/25/34
(a)
............... USD 149 $ 139,192
BRAVO Residential Funding Trust
(b)(c)
Series 2023-NQM6, Class A1, 6.60%,
09/25/63 ...................... 3,445 3,475,186
Series 2025-NQM3, Class A1, 5.57%,
03/25/65 ...................... 1,283 1,282,945
Canada Square Funding plc
(a)
Series 2021-2, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.60%),
6.06%, 06/17/58
(d)
................ GBP 102 131,961
Series 6, Class C, (Sterling Overnight Index
Average at 0.00% Floor + 1.45%), 5.95%,
01/17/59
(d)
..................... 318 409,943
Series 6, Class D, (Sterling Overnight Index
Average at 0.00% Floor + 1.85%), 6.35%,
01/17/59
(d)
..................... 178 228,002
Chase Home Lending Mortgage Trust
(a)(b)
Series 2019-ATR2, Class A11, (1-mo. CME
Term SOFR at 0.00% Floor and 6.50%
Cap + 1.01%), 5.33%, 07/25/49 ....... USD 579 550,734
Series 2025-2, Class A11, (SOFR 30 day
Average at 0.00% Floor + 1.20%), 5.54%,
12/25/55 ...................... 3,386 3,385,253
Series 2025-3, Class A11, (SOFR 30 day
Average at 0.00% Floor + 1.30%), 5.65%,
02/25/56
(e)
..................... 5,514 5,513,490
CHL Mortgage Pass-Through Trust
Series 2005-17, Class 1A6, 5.50%, 09/25/35 167 163,343
Series 2005-HYB8, Class 2A1, 4.45%,
12/20/35
(a)
..................... 459 416,546
CIM Trust, Series 2021-R6, Class A1, 1.42%,
07/25/61
(a) (b)
...................... 3,234 2,846,039
Citadel plc
(a)
Series 2024-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 1.02%),
5.48%, 04/28/60
(d)
................ GBP 892 1,156,682
Series 2024-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.45%),
5.91%, 04/28/60
(d)
................ 100 129,276
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.75%),
6.21%, 04/28/60
(d)
................ 100 129,276
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.45%),
6.91%, 04/28/60
(d)
................ 100 129,168
Series 2024-1, Class E, (Sterling Overnight
Index Average at 0.00% Floor + 3.75%),
8.21%, 04/28/60
(d)
................ 100 129,202
COLT Mortgage Loan Trust
(b)
Series 2022-3, Class A1, 3.90%, 02/25/67
(a)
. USD 2,192 2,116,226
Series 2023-1, Class A1, 6.05%, 04/25/68
(c)
. 2,330 2,336,338
Credit Suisse Mortgage Capital Certificates,
Series 2022-ATH1, Class A1A, 2.87%,
01/25/67
(a) (b)
...................... 4,956 4,718,748
CSMC Trust
(a)(b)
Series 2013-HYB1, Class B4, 5.81%,
04/25/43 ...................... 318 316,006
Series 2015-1, Class A1, 2.50%, 01/25/45 .. 4,608 4,026,163
Series 2017-RPL1, Class A1, 2.75%, 07/25/57 369 357,349
Dilosk Rmbs No. 8 Sts DAC
(a)
Series 8-STS, Class A, (3-mo. EURIBOR at
0.00% Floor + 0.65%), 3.17%, 05/20/62
(d)
EUR 480 519,207
Series 8-STS, Class B, (3-mo. EURIBOR at
0.00% Floor + 0.90%), 3.42%, 05/20/62
(d)
131 140,780
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Dilosk Rmbs No. 9 Dac, Series 9, Class A, (3-mo.
EURIBOR at 0.00% Floor + 0.68%), 3.35%,
01/25/63
(a) (d)
...................... EUR 271 $ 292,947
Driver Australia Ten, Series 10, Class B, (1-mo.
ASX Australia Bank Bill Short Term Rates Mid
at 0.00% Floor + 1.50%), 5.59%, 02/21/33
(a) (d)
AUD 100 62,647
Dutch Property Finance BV
(a)
Series 2021-1, Class B, (3-mo. EURIBOR at
0.00% Floor + 1.10%), 3.74%, 07/28/58
(d)
EUR 740 800,869
Series 2021-2, Class B, (3-mo. EURIBOR at
0.00% Floor + 0.80%), 3.44%, 04/28/59
(d)
820 884,695
Series 2021-2, Class C, (3-mo. EURIBOR at
0.00% Floor + 1.05%), 3.69%, 04/28/59
(d)
503 542,307
East One plc
(a)
Series 2024-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 1.40%),
5.86%, 12/27/55
(d)
................ GBP 389 506,381
Series 2024-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.70%),
6.16%, 12/27/55
(d)
................ 231 299,529
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 2.00%),
6.46%, 12/27/55
(d)
................ 375 486,173
Edenbrook Mortgage Funding plc
(a)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.95%),
6.41%, 03/22/57
(d)
................ 330 428,139
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.55%),
7.01%, 03/22/57
(d)
................ 191 247,828
Elstree Funding, Series 251-1ST, Class A,
(Sterling Overnight Index Average at 0.00%
Floor + 0.72%), 5.19%, 01/21/65
(a) (d)
...... 1,310 1,692,453
Elstree Funding No. 4 plc, Series 4, Class A,
(Sterling Overnight Index Average at 0.00%
Floor + 1.12%), 5.58%, 10/21/55
(a) (d)
...... 403 524,073
Exmoor Funding plc
(a)
Series 2024-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.88%),
5.34%, 03/25/94
(d)
................ 448 580,295
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
6.36%, 03/25/94
(d)
................ 112 146,307
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.80%),
7.26%, 03/25/94
(d)
................ 100 129,051
Finsbury Square Green plc, Series 2021-1GRX,
Class C, (Sterling Overnight Index Average at
0.00% Floor + 1.25%), 5.71%, 12/16/67
(a) (d)
. 1,045 1,350,196
Finsbury Square plc
(a)
Series 2021-2X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.40%),
5.86%, 12/16/71
(d)
................ 371 479,520
Series 2021-2X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.70%),
6.16%, 12/16/71
(d)
................ 200 256,993
Flagstar Mortgage Trust, Series 2018-2, Class
A4, 3.50%, 04/25/48
(a) (b)
.............. USD 1,381 1,342,960
Gemgarto plc, Series 2021-1X, Class C, (Sterling
Overnight Index Average at 0.00% Floor +
1.30%), 5.76%, 12/16/67
(a) (d)
........... GBP 218 282,084
GS Mortgage-Backed Securities Corp.
Trust, Series 2019-PJ1, Class B1, 4.02%,
08/25/49
(a) (b)
...................... USD 1,385 1,345,092

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Low Duration Bond Portfolio
92
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Harben Finance
(a)
Series 2017-1RX, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.15%),
5.61%, 09/28/55
(d)
................ GBP 741 $ 951,859
Series 2017-1RX, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.50%),
5.96%, 09/28/55
(d)
................ 441 564,113
Holmes Master Issuer plc, Series 2025-1, Class
A1, (Sterling Overnight Index Average at
0.00% Floor + 0.53%), 5.03%, 10/15/72
(a) (d)
. 2,995 3,871,925
Homes Trust
(b)(c)
Series 2023-NQM1, Class A1, 6.18%,
01/25/68 ...................... USD 1,442 1,443,128
Series 2024-NQM2, Class A1, 5.72%,
10/25/69 ...................... 5,217 5,229,451
Homeward Opportunities Fund I Trust, Series
2020-2, Class A3, 3.20%, 05/25/65
(a) (b)
.... 1,975 1,947,536
Homeward Opportunities Fund Trust, Series
2022-1, Class A1, 5.08%, 07/25/67
(b) (c)
..... 1,572 1,562,760
Hops Hill NO 4 plc
(a)
Series 4, Class A, (Sterling Overnight Index
Average at 0.00% Floor + 0.88%), 5.34%,
04/21/56
(d)
..................... GBP 673 872,185
Series 4, Class B, (Sterling Overnight Index
Average at 0.00% Floor + 1.30%), 5.76%,
04/21/56
(d)
..................... 265 343,611
Series 4, Class C, (Sterling Overnight Index
Average at 0.00% Floor + 1.70%), 6.16%,
04/21/56
(d)
..................... 214 277,838
Series 4, Class D, (Sterling Overnight Index
Average at 0.00% Floor + 2.30%), 6.76%,
04/21/56
(d)
..................... 215 279,605
J.P. Morgan Mortgage Trust
(a)(b)
Series 2020-LTV1, Class A11, (1-mo. CME
Term SOFR at 0.00% Floor and 6.00%
Cap + 1.11%), 5.43%, 06/25/50 ....... USD 162 161,111
Series 2021-3, Class A12, 5.50%, 07/25/51 . 7,285 7,348,858
Series 2021-6, Class A12, 5.00%, 10/25/51 . 7,321 7,150,618
Series 2021-7, Class A12, 5.00%, 11/25/51 . 4,177 4,066,366
Series 2023-DSC1, Class A1, 4.62%,
07/25/63 ...................... 4,287 4,151,730
Series 2024-2, Class A3, 6.00%, 08/25/54 .. 1,846 1,856,953
Jubilee Place BV
(a)
Series 7, Class A, (3-mo. EURIBOR at 0.00%
Floor + 0.72%), 3.24%, 09/18/62
(d)
..... EUR 1,498 1,619,787
Series 7, Class B, (3-mo. EURIBOR at 0.00%
Floor + 1.05%), 3.57%, 09/18/62
(d)
..... 310 335,259
Jupiter Mortgage No. 1 plc
(a)
Series 1X, Class AR, (Sterling Overnight
Index Average at 0.00% Floor + 1.00%),
5.50%, 07/20/55
(d)
................ GBP 567 733,922
Series 1X, Class BR, (Sterling Overnight
Index Average at 0.00% Floor + 1.70%),
6.20%, 07/20/55
(d)
................ 1,362 1,765,676
Series 1X, Class CR, (Sterling Overnight
Index Average at 0.00% Floor + 2.25%),
6.75%, 07/20/55
(d)
................ 430 563,442
Series 1X, Class DR, (Sterling Overnight
Index Average at 0.00% Floor + 3.00%),
7.50%, 07/20/55
(d)
................ 293 382,332
La Trobe Financial Capital Markets Trust, Series
2024-3, Class A1L, (1-mo. ASX Australia Bank
Bill Short Term Rates Mid at 0.00% Floor +
1.30%), 5.39%, 11/13/55
(a) (d)
........... AUD 1,000 626,537
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Lanark Master Issuer plc, Series 2025-1X, Class
1A, (Sterling Overnight Index Average at
0.00% Floor + 0.47%), 4.93%, 12/22/69
(a) (d)
. GBP 1,041 $ 1,344,735
Lanebrook Mortgage Transaction plc
(a)
Series 2021-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.25%),
5.75%, 07/20/58
(d)
................ 158 204,099
Series 2024-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.80%),
5.26%, 03/15/61
(d)
................ 296 383,264
MFA Trust
(b)(c)
Series 2023-INV2, Class A1, 6.77%, 10/25/58 USD 1,676 1,695,936
Series 2023-NQM3, Class A1, 6.62%,
07/25/68 ...................... 4,240 4,268,919
Series 2023-NQM4, Class A1, 6.10%,
12/25/68 ...................... 6,289 6,324,733
Mill City Mortgage Loan Trust
(a)(b)
Series 2017-3, Class A1, 2.75%, 01/25/61 .. 321 319,121
Series 2018-1, Class A1, 3.25%, 05/25/62 .. 1,248 1,230,759
Series 2018-3, Class A1, 3.50%, 08/25/58 .. 1,438 1,410,903
Miltonia Mortgage Finance SRL, Series 1, Class
B, (3-mo. EURIBOR at 0.00% Floor + 1.30%),
3.94%, 04/28/62
(a) (d)
................. EUR 355 382,663
Molossus Btl plc, Series 2024-1, Class A,
(Sterling Overnight Index Average at 0.00%
Floor + 0.95%), 5.45%, 04/18/61
(a) (d)
...... GBP 602 778,958
Mortgage House RMBS Prime, Series 2024-2,
Class A1L, (1-mo. ASX Australia Bank Bill
Short Term Rates Mid at 0.00% Floor +
1.10%), 5.19%, 05/13/57
(a) (d)
........... AUD 1,000 625,925
MortgageIT Trust, Series 2004-1, Class A1,
(1-mo. CME Term SOFR at 0.78% Floor and
11.50% Cap + 0.89%), 5.21%, 11/25/34
(a)
.. USD 322 309,454
Mortimer BTL plc, Series 2021-1, Class C,
(Sterling Overnight Index Average at 0.00%
Floor + 1.45%), 5.91%, 06/23/53
(a) (d)
...... GBP 111 143,648
New Residential Mortgage Loan Trust
(a)(b)
Series 2016-3A, Class A1B, 3.25%, 09/25/56 USD 837 787,050
Series 2018-1A, Class A1A, 4.00%, 12/25/57 2,962 2,872,287
Series 2020-1A, Class A1B, 3.50%, 10/25/59 7,174 6,727,193
OAK NO 5 plc, Series 5, Class A, (Sterling
Overnight Index Average at 0.00% Floor +
0.51%), 4.97%, 07/28/72
(a) (d)
........... GBP 1,342 1,733,726
OBX Trust
(b)(c)
Series 2023-NQM4, Class A1, 6.11%,
03/25/63 ...................... USD 8,719 8,751,037
Series 2023-NQM5, Class A1A, 6.57%,
06/25/63 ...................... 2,341 2,366,160
Series 2023-NQM6, Class A1, 6.52%,
07/25/63 ...................... 5,225 5,281,057
Permanent Master Issuer plc, Series 2024-1X,
Class 1A1, (Sterling Overnight Index Average
at 0.00% Floor + 0.55%), 5.05%, 07/15/73
(a) (d)
GBP 876 1,133,531
Pierpont BTL plc, Series 2024-1, Class D,
(Sterling Overnight Index Average at 0.00%
Floor + 2.20%), 6.66%, 09/21/61
(a) (d)
...... 100 129,416
PMF plc, Series 2024-1, Class A, (Sterling
Overnight Index Average at 0.00% Floor +
0.98%), 5.44%, 07/16/60
(a) (d)
........... 445 577,881
Polaris plc
(a)
Series 2022-1, Class E, (Sterling Overnight
Index Average at 0.00% Floor + 3.40%),
7.86%, 10/23/59
(d)
................ 538 694,442
Series 2024-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.35%),
5.81%, 02/26/61
(d)
................ 421 545,948

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Low Duration Bond Portfolio
Schedules of Investments
93
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.70%),
6.16%, 02/26/61
(d)
................ GBP 144 $ 187,133
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.70%),
7.16%, 02/26/61
(d)
................ 105 137,478
Series 2024-1, Class E, (Sterling Overnight
Index Average at 0.00% Floor + 4.00%),
8.46%, 02/26/61
(d)
................ 100 130,029
Series 2025-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.82%),
5.28%, 02/26/68
(d)
................ 2,170 2,809,306
Series 2025-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.05%),
5.51%, 02/26/68
(d)
................ 487 628,833
PRET Trust, Series 2025-RPL2, Class A1,
4.00%, 08/25/64
(b) (c)
................. USD 825 786,576
PRKCM Trust, Series 2023-AFC1, Class A1,
6.60%, 02/25/58
(b) (c)
................. 1,868 1,876,769
Provident Funding Mortgage Trust, Series 2021-
INV2, Class 1A3, 2.50%, 11/25/51
(a) (b)
..... 2,421 2,126,477
PRPM LLC, Series 2024-RCF1, Class A1,
4.00%, 01/25/54
(b) (c)
................. 1,058 1,035,735
Residential Mortgage Loan Trust, Series 2019-3,
Class M1, 3.26%, 09/25/59
(a) (b)
.......... 4,418 4,343,466
RESIMAC Premier, Series 2024-2, Class A2,
(1-mo. ASX Australia Bank Bill Short Term
Rates Mid at 0.00% Floor + 1.10%), 5.19%,
02/12/56
(a) (d)
...................... AUD 500 313,072
RMAC Securities No.1 plc, Series 2007-NS1X,
Class A2A, (Sterling Overnight Index Average
at 0.00% Floor + 0.27%), 4.74%, 06/12/44
(a) (d)
GBP 221 279,853
SAPPHIRE XXXII TRUST, Series 2025-1, Class
A1L, (1-mo. ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor + 1.10%),
5.20%, 06/14/66
(a) (d)
................. AUD 6,040 3,768,999
Sequoia Mortgage Trust
(a)(b)
Series 2017-CH1, Class A2, 3.50%, 08/25/47 USD 190 174,724
Series 2024-HYB1, Class A1A, 4.55%,
11/25/63 ...................... 4,456 4,405,672
SG Residential Mortgage Trust, Series 2022-2,
Class A1, 5.35%, 08/25/62
(b) (c)
.......... 796 793,573
Silverstone Master Issuer plc, Series 2023-1,
Class 2A, (Sterling Overnight Index Average
at 0.00% Floor + 0.50%), 5.00%, 01/21/70
(a) (d)
GBP 635 820,132
Stanlington No. 2 plc
(a)
Series 2, Class C, (Sterling Overnight Index
Average at 0.00% Floor and 9.75% Cap +
1.75%), 6.22%, 06/12/45
(d)
.......... 535 690,317
Series 2, Class D, (Sterling Overnight Index
Average at 0.00% Floor and 10.20% Cap +
2.20%), 6.67%, 06/12/45
(d)
.......... 329 423,363
Series 2, Class E, (Sterling Overnight Index
Average at 0.00% Floor and 11.30% Cap +
3.30%), 7.77%, 06/12/45
(d)
.......... 450 577,447
Starwood Mortgage Residential Trust, Series
2020-INV1, Class A1, 1.03%, 11/25/55
(a) (b)
.. USD 1,304 1,221,040
Stratton Mortgage Funding plc
(a)
Series 2024-2X, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.90%),
5.36%, 06/28/50
(d)
................ GBP 424 548,996
Series 2024-2X, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.35%),
5.81%, 06/28/50
(d)
................ 315 406,980
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2024-2X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.50%),
5.96%, 06/28/50
(d)
................ GBP 242 $ 311,510
Series 2024-3, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.35%),
5.81%, 06/25/49
(d)
................ 459 592,907
Series 2024-3, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.50%),
5.96%, 06/25/49
(d)
................ 100 128,936
Structured Adjustable Rate Mortgage Loan
Trust, Series 2004-13, Class A2, (1-mo. CME
Term SOFR at 0.30% Floor + 0.41%), 4.73%,
09/25/34
(a)
....................... USD 402 366,138
Together Asset-Backed Securitisation plc
(a)
Series 2021-1ST1, Class C, (Sterling
Overnight Index Average at 0.00% Floor +
1.25%), 5.75%, 07/12/63
(d)
.......... GBP 108 139,516
Series 2024-1ST1X, Class A, (Sterling
Overnight Index Average at 0.00% Floor +
0.95%), 5.41%, 08/15/64
(d)
.......... 470 610,458
Series 2024-2ND1X, Class B, (Sterling
Overnight Index Average at 0.00% Floor +
1.70%), 6.16%, 08/20/55
(d)
.......... 156 203,501
Series 2024-2ND1X, Class C, (Sterling
Overnight Index Average at 0.00% Floor +
2.50%), 6.96%, 08/20/55
(d)
.......... 103 134,150
Series 2024-2ND1X, Class D, (Sterling
Overnight Index Average at 0.00% Floor +
3.50%), 7.96%, 08/20/55
(d)
.......... 119 157,007
Series 2025-2ND1X, Class A, (Sterling
Overnight Index Average at 0.00% Floor +
0.93%), 5.40%, 09/12/56
(d)
.......... 1,130 1,465,250
Series 2025-2ND1X, Class B, (Sterling
Overnight Index Average at 0.00% Floor +
1.20%), 5.67%, 09/12/56
(d)
.......... 500 646,135
Towd Point Mortgage Trust
(a)(b)
Series 2015-1, Class A5, 4.74%, 10/25/53 .. USD 4,183 4,154,553
Series 2016-2, Class M1, 3.00%, 08/25/55 .. 2,318 2,271,792
Series 2017-4, Class A1, 2.75%, 06/25/57 .. 5,801 5,637,204
Series 2017-6, Class A1, 2.75%, 10/25/57 .. 4,076 3,976,005
Series 2018-1, Class A1, 3.00%, 01/25/58 .. 1,932 1,901,012
Series 2018-2, Class A1, 3.25%, 03/25/58 .. 2,216 2,176,552
Series 2018-6, Class A1A, 3.75%, 03/25/58 . 3,329 3,288,711
Tower Bridge Funding plc
(a)
Series 2021-2, Class C, (Sterling Overnight
Index Average + 1.50%), 5.98%, 11/20/63
(d)
GBP 140 180,996
Series 2021-2, Class D, (Sterling Overnight
Index Average + 1.80%), 6.28%, 11/20/63
(d)
169 218,488
Series 2024-1X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 3.00%),
7.50%, 01/20/66
(d)
................ 154 201,752
Series 2024-1X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 4.00%),
8.50%, 01/20/66
(d)
................ 156 204,676
Series 2024-2X, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.20%),
5.68%, 05/20/66
(d)
................ 100 129,353
Series 2024-3X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.40%),
5.86%, 12/20/66
(d)
................ 100 129,306
Series 2024-3X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
6.36%, 12/20/66
(d)
................ 100 129,605
Trinity Square plc, Series 2021-1X, Class AR,
(Sterling Overnight Index Average + 0.90%),
5.40%, 07/15/59
(a) (d)
................. 642 830,663

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Low Duration Bond Portfolio
94
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Twin Bridges plc
(a)
Series 2021-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.60%),
6.07%, 03/12/55
(d)
................ GBP 436 $ 564,939
Series 2021-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.10%),
6.57%, 03/12/55
(d)
................ 220 285,259
Series 2021-2, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.15%),
5.62%, 09/12/55
(d)
................ 435 559,812
Series 2021-2, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.50%),
5.97%, 09/12/55
(d)
................ 187 240,609
Series 2022-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.70%),
6.17%, 12/12/55
(d)
................ 365 467,265
UWM Mortgage Trust, Series 2021-INV5, Class
A10, 5.00%, 01/25/52
(a) (b)
............. USD 4,538 4,449,847
Verus Securitization Trust
(b)(c)
Series 2022-INV2, Class A1, 6.79%, 10/25/67 3,510 3,521,481
Series 2023-2, Class A1, 6.19%, 03/25/68 .. 1,249 1,252,773
Walsh Acceptance, Series 1997-2, Class A,
(1-mo. CME Term SOFR at 2.00% Floor +
2.11%), 6.44%, 03/01/27
(a) (b)
........... 1 772
Wells Fargo Mortgage Backed Securities Trust
(a)
(b)
Series 2019-4, Class A2, 3.00%, 09/25/49 .. 659 575,577
Series 2020-RR1, Class A1, 3.00%, 05/25/50 1,202 1,024,703
Winchester 1 plc
(a)
Series 1, Class C, (Sterling Overnight Index
Average at 0.00% Floor + 1.55%), 6.05%,
10/21/56
(d)
..................... GBP 100 129,320
Series 1, Class D, (Sterling Overnight Index
Average at 0.00% Floor + 2.00%), 6.50%,
10/21/56
(d)
..................... 100 129,778
244,023,175
Commercial Mortgage-Backed Securities — 8.4%
2023-MIC Trust, Series 2023-MIC, Class A,
8.44%, 12/05/38
(a) (b)
................. USD 4,480 4,872,388
Alen Mortgage Trust, Series 2021-ACEN, Class
A, (1-mo. CME Term SOFR at 1.15% Floor +
1.26%), 5.58%, 04/15/34
(a) (b)
........... 5,530 5,225,850
BANK
Series 2018-BN14, Class A2, 4.13%, 09/15/60 2,098 2,064,315
Series 2019-BN16, Class A2, 3.93%, 02/15/52 4,903 4,891,970
Series 2019-BN18, Class A2, 3.47%, 05/15/62 15,479 15,444,776
BANK5, Series 2024-5YR10, Class A3, 5.30%,
10/15/57 ........................ 8,500 8,637,002
BBCMS Mortgage Trust
Series 2018-TALL, Class A, (1-mo. CME Term
SOFR at 0.87% Floor + 0.92%), 5.24%,
03/15/37
(a) (b)
.................... 1,324 1,254,613
Series 2024-5C31, Class A3, 5.61%, 12/15/57 4,900 5,046,488
BFLD Commercial Mortgage Trust
(a)(b)
Series 2024-UNIV, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.81%,
11/15/41 ...................... 1,030 1,028,713
Series 2024-UNIV, Class B, (1-mo. CME Term
SOFR at 1.84% Floor + 1.84%), 6.16%,
11/15/41 ...................... 760 759,050
BFLD Mortgage Trust, Series 2024-WRHS, Class
A, (1-mo. CME Term SOFR at 1.49% Floor +
1.49%), 5.81%, 08/15/26
(a) (b)
........... 3,068 3,056,854
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BLP Commercial Mortgage Trust
(a)(b)
Series 2024-IND2, Class A, (1-mo. CME Term
SOFR at 1.34% Floor + 1.34%), 5.66%,
03/15/41 ...................... USD 2,457 $ 2,452,856
Series 2024-IND2, Class D, (1-mo. CME Term
SOFR at 2.59% Floor + 2.59%), 6.91%,
03/15/41 ...................... 569 565,027
BMO Mortgage Trust
Series 2024-5C8, Class A3, 5.63%, 12/15/57
(a)
4,710 4,846,548
Series 2025-5C9, Class AS, 6.16%,
04/15/58
(a)
..................... 1,483 1,536,640
Series 2025-C11, Class A5, 5.69%, 02/15/58 2,093 2,181,471
Series 2025-C11, Class ASB, 5.68%, 02/15/58 1,798 1,873,815
BX Commercial Mortgage Trust
(a)(b)
Series 2022-AHP, Class A, (1-mo. CME Term
SOFR at 0.99% Floor + 0.99%), 5.31%,
01/17/39 ...................... 2,200 2,178,000
Series 2024-AIRC, Class A, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 6.01%,
08/15/39 ...................... 3,600 3,600,000
Series 2024-AIRC, Class B, (1-mo. CME Term
SOFR at 2.14% Floor + 2.14%), 6.46%,
08/15/39 ...................... 3,655 3,652,716
Series 2024-BRBK, Class A, (1-mo. CME
Term SOFR at 2.88% Floor + 2.88%),
7.20%, 10/15/41 ................. 2,232 2,235,099
Series 2024-GPA3, Class A, (1-mo. CME
Term SOFR at 1.29% Floor + 1.29%),
5.61%, 12/15/39 ................. 2,326 2,319,717
Series 2024-MF, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.76%,
02/15/39 ...................... 1,926 1,924,660
Series 2024-MF, Class B, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 6.01%,
02/15/39 ...................... 1,470 1,468,936
Series 2024-XL4, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.76%,
02/15/39 ...................... 3,956 3,958,558
Series 2024-XL5, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 5.71%,
03/15/41 ...................... 3,740 3,745,473
BX Trust
(a)(b)
Series 2021-VIEW, Class A, (1-mo. CME Term
SOFR at 1.28% Floor + 1.39%), 5.71%,
06/15/36 ...................... 3,450 3,441,479
Series 2024-BIO, Class A, (1-mo. CME Term
SOFR + 1.64%), 5.96%, 02/15/41 ..... 6,073 6,065,409
Series 2024-CNYN, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%),
5.76%, 04/15/41 ................. 2,451 2,456,007
Series 2024-PAT, Class A, (1-mo. CME Term
SOFR at 2.09% Floor + 2.09%), 6.41%,
03/15/41 ...................... 2,950 2,946,314
Series 2024-PAT, Class B, (1-mo. CME Term
SOFR at 3.04% Floor + 3.04%), 7.36%,
03/15/41 ...................... 1,190 1,188,513
Series 2024-VLT4, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.81%,
07/15/29 ...................... 3,830 3,810,850
Series 2025-ROIC, Class A, (1-mo. CME Term
SOFR at 1.14% Floor + 1.14%), 5.46%,
03/15/30 ...................... 7,897 7,857,598
Cassia SRL
(a)
Series 2022-1X, Class A, (3-mo. EURIBOR at
2.50% Floor + 2.50%), 5.03%, 05/22/34
(d)
EUR 4,490 4,855,437

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Low Duration Bond Portfolio
Schedules of Investments
95
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2022-1X, Class B, (3-mo. EURIBOR at
3.50% Floor + 3.50%), 6.03%, 05/22/34
(d)
EUR 2,170 $ 2,341,018
CD Mortgage Trust, Series 2017-CD5, Class A4,
3.43%, 08/15/50 ................... USD 2,635 2,544,465
CENT Trust, Series 2023-CITY, Class A, (1-mo.
CME Term SOFR at 2.62% Floor + 2.62%),
6.94%, 09/15/38
(a) (b)
................. 4,538 4,546,160
CFCRE Commercial Mortgage Trust, Series
2016-C4, Class A4, 3.28%, 05/10/58 ...... 3,056 3,009,439
Citigroup Commercial Mortgage Trust
Series 2015-GC31, Class A4, 3.76%,
06/10/48 ...................... 8,903 8,850,723
Series 2016-C1, Class A3, 2.94%, 05/10/49 . 473 465,441
Series 2016-P3, Class A2, 2.74%, 04/15/49 . 111 111,037
Commercial Mortgage Trust
Series 2015-CR25, Class A4, 3.76%,
08/10/48 ...................... 1,090 1,084,163
Series 2015-PC1, Class B, 4.33%, 07/10/50
(a)
4,175 4,043,580
Series 2024-WCL1, Class A, (1-mo. CME
Term SOFR at 1.84% Floor + 1.84%),
6.16%, 06/15/41
(a) (b)
............... 5,600 5,582,450
CONE Trust, Series 2024-DFW1, Class A, (1-mo.
CME Term SOFR at 1.64% Floor + 1.64%),
5.96%, 08/15/41
(a) (b)
................. 2,080 2,064,396
Credit Suisse Mortgage Capital Certificates,
Series 2020-NET, Class A, 2.26%, 08/15/37
(b)
2,751 2,703,827
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4, 3.50%, 06/15/57 . 1,420 1,416,712
Series 2015-C4, Class A4, 3.81%, 11/15/48 . 1,895 1,882,378
CSMC Trust, Series 2021-BHAR, Class C, (1-mo.
CME Term SOFR at 2.00% Floor + 2.11%),
6.43%, 11/15/38
(a) (b)
................. 2,500 2,475,503
DBSG Mortgage Trust, Series 2024-ALTA, Class
A, 5.95%, 06/10/37
(a) (b)
............... 5,145 5,221,107
ELM Trust, Series 2024-ELM, Class D10, 6.18%,
06/10/39
(a) (b)
...................... 2,840 2,867,164
EQT Trust, Series 2024-EXTR, Class A, 5.33%,
07/05/41
(a) (b)
...................... 3,699 3,718,749
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2023-FUN, Class A, (1-mo. CME Term
SOFR at 2.09% Floor + 2.09%), 6.41%,
03/15/28 ...................... 3,690 3,690,000
Series 2023-FUN, Class B, (1-mo. CME Term
SOFR at 2.79% Floor + 2.79%), 7.11%,
03/15/28 ...................... 3,065 3,065,000
Series 2025-800D, Class A, (1-mo. CME Term
SOFR + 2.15%), 6.97%, 11/18/29 ...... 2,215 2,215,000
GS Mortgage Securities Trust, Series 2011-GC5,
Class AS, 5.20%, 08/10/44
(a) (b)
.......... 3,596 3,452,083
HONO Mortgage Trust, Series 2021-LULU, Class
A, (1-mo. CME Term SOFR at 1.15% Floor +
1.26%), 5.58%, 10/15/36
(a) (b)
........... 5,557 5,459,753
Houston Galleria Mall Trust, Series 2025-HGLR,
Class A, 5.46%, 02/05/45
(a) (b)
........... 2,135 2,162,573
Hudson Yards Mortgage Trust, Series 2025-
SPRL, Class A, 5.47%, 01/13/40
(a) (b)
...... 2,870 2,919,866
INTOWN Mortgage Trust, Series 2025-STAY,
Class A, (1-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 5.65%, 03/15/42
(a) (b)
...... 4,562 4,527,785
INV Mortgage Trust, Series 2024-IND, Class A,
(1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 6.06%, 11/15/41
(a) (b)
........... 1,580 1,576,050
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(b)
Series 2018-WPT, Class AFX, 4.25%,
07/05/33 ...................... 7,070 6,645,800
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2019-BKWD, Class A, (1-mo. CME
Term SOFR at 1.00% Floor + 1.61%),
5.93%, 09/15/29
(a)
................ USD 720 $ 689,342
Series 2022-OPO, Class D, 3.45%, 01/05/39
(a)
1,000 840,780
Series 2024-IGLG, Class A, 5.17%, 11/09/39
(a)
2,720 2,731,858
Series 2025-BHR5, Class A, (1-mo. CME
Term SOFR at 1.69% Floor + 1.69%),
5.99%, 03/15/40
(a)
................ 2,808 2,786,940
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6, Class A3, 3.11%, 07/15/50 8,404 8,137,142
Last Mile Logistics Pan Euro Finance DAC
(a)
Series 1X, Class C, (3-mo. EURIBOR at
1.40% Floor + 1.40%), 3.96%, 08/17/33
(d)
EUR 1,331 1,428,038
Series 1X, Class D, (3-mo. EURIBOR at
1.90% Floor + 1.90%), 4.46%, 08/17/33
(d)
1,031 1,109,323
Last Mile Securities PE DAC
(a)
Series 2021-1X, Class B, (3-mo. EURIBOR at
1.20% Floor + 1.20%), 3.76%, 08/17/31
(d)
939 1,013,252
Series 2021-1X, Class C, (3-mo. EURIBOR at
1.60% Floor + 1.60%), 4.16%, 08/17/31
(d)
1,061 1,144,895
LBA Trust, Series 2024-7IND, Class A, (1-mo.
CME Term SOFR at 1.44% Floor + 1.44%),
5.76%, 10/15/41
(a) (b)
................. USD 5,000 4,990,625
LUX Trust, Series 2023-LION, Class A, (1-mo.
CME Term SOFR at 2.69% Floor + 2.69%),
7.01%, 08/15/40
(a) (b)
................. 2,329 2,351,725
Manhattan West Mortgage Trust, Series 2020-
1MW, Class A, 2.13%, 09/10/39
(b)
........ 1,945 1,812,910
MCR Mortgage Trust
(b)
Series 2024-HF1, Class A, (1-mo. CME Term
SOFR at 1.79% Floor + 1.79%), 6.11%,
12/15/41
(a)
..................... 451 452,128
Series 2024-TWA, Class E, 8.73%, 06/12/39 2,200 2,236,651
Morgan Stanley Capital I Trust
Series 2018-BOP, Class A, (1-mo. CME Term
SOFR at 0.85% Floor + 0.90%), 5.22%,
08/15/33
(a) (b)
.................... 1,799 1,466,065
Series 2019-H7, Class A4, 3.26%, 07/15/52 . 470 442,322
Series 2024-NSTB, Class A, 3.90%,
09/24/57
(a) (b)
.................... 1,552 1,499,049
NY Commercial Mortgage Trust
(a)(b)
Series 2025-299P, Class A, 5.29%, 02/10/47 2,070 2,122,657
Series 2025-299P, Class C, 5.76%, 02/10/47 1,300 1,325,197
NYC Commercial Mortgage Trust, Series 2025-
3BP, Class A, (1-mo. CME Term SOFR at
1.21% Floor + 1.21%), 5.53%, 02/15/42
(a) (b)
. 1,770 1,747,976
One New York Plaza Trust, Series 2020-1NYP,
Class AJ, (1-mo. CME Term SOFR at 1.25%
Floor + 1.36%), 5.68%, 01/15/36
(a) (b)
...... 1,117 1,056,342
PKHL Commercial Mortgage Trust, Series
2021-MF, Class A, (1-mo. CME Term SOFR at
0.88% Floor + 0.99%), 5.31%, 07/15/38
(a) (b)
. 4,648 4,453,979
PRM5 Trust, Series 2025-PRM5, Class A, 4.17%,
03/10/33
(a) (b)
...................... 3,672 3,605,507
Ready Capital Mortgage Financing LLC, Series
2022-FL9, Class A, (1-mo. CME Term SOFR
at 2.47% Floor + 2.47%), 6.79%, 06/25/37
(a) (b)
283 282,658
Sage AR Funding plc, Series 1X, Class C,
(Sterling Overnight Index Average at 0.00%
Floor + 2.15%), 6.63%, 11/17/30
(a) (d)
...... GBP 535 689,024
SG Commercial Mortgage Securities Trust,
Series 2016-C5, Class A3, 2.78%, 10/10/48 . USD 5,690 5,546,364
Taurus UK DAC
(a)
Series 2021-UK1X, Class B, (Sterling
Overnight Index Average at 1.30% Floor +
1.30%), 5.78%, 05/17/31
(d)
.......... GBP 880 1,133,449

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Low Duration Bond Portfolio
96
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2021-UK1X, Class C, (Sterling
Overnight Index Average at 1.65% Floor +
1.65%), 6.13%, 05/17/31
(d)
.......... GBP 536 $ 690,814
Series 2021-UK1X, Class D, (Sterling
Overnight Index Average at 2.60% Floor +
2.60%), 7.08%, 05/17/31
(d)
.......... 547 705,221
Series 2021-UK4X, Class D, (Sterling
Overnight Index Average at 2.10% Floor +
2.10%), 6.58%, 08/17/31
(d)
.......... 948 1,217,241
Series 2025-UK2X, Class A, (Sterling
Overnight Index Average at 0.00% Floor +
1.50%), 5.96%, 02/18/35
(d)
.......... 2,120 2,739,526
Texas Commercial Mortgage Trust, Series 2025-
TWR, Class B, (1-mo. CME Term SOFR at
1.59% Floor + 1.59%), 5.90%, 04/15/42
(a) (b)
. USD 2,961 2,955,458
Thunder Logistics DAC
(a)
Series 2024-1X, Class A, (3-mo. EURIBOR at
0.00% Floor + 1.50%), 4.06%, 11/17/36
(d)
EUR 454 489,889
Series 2024-1X, Class B, (3-mo. EURIBOR at
0.00% Floor + 2.05%), 4.61%, 11/17/36
(d)
101 109,067
Series 2024-1X, Class C, (3-mo. EURIBOR at
0.00% Floor + 2.55%), 5.11%, 11/17/36
(d)
79 85,897
Series 2024-1X, Class D, (3-mo. EURIBOR at
0.00% Floor + 3.30%), 5.86%, 11/17/36
(d)
162 175,398
UBS Commercial Mortgage Trust, Series 2019-
C18, Class A4, 3.04%, 12/15/52 ......... USD 283 258,827
UK Logistics DAC
(a)
Series 2024-1X, Class A, (Sterling Overnight
Index Average at 1.65% Floor + 1.65%),
6.13%, 05/17/34
(d)
................ GBP 202 261,458
Series 2024-2X, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 1.35%),
5.88%, 02/17/35
(d)
................ 554 718,670
VEGAS, Series 2024-GCS, Class D, 6.22%,
07/10/36
(a) (b)
...................... USD 3,260 3,048,673
VEGAS Trust, Series 2024-TI, Class A, 5.52%,
11/10/39
(b)
....................... 4,150 4,177,943
Velocity Commercial Capital Loan Trust
(b)
Series 2018-1, Class A, 3.59%, 04/25/48 ... 167 163,500
Series 2019-3, Class A, 3.03%, 10/25/49
(a)
.. 1,666 1,610,141
Series 2023-3, Class A, 7.10%, 08/25/53
(a)
.. 4,062 4,104,616
Series 2024-2, Class A, 6.58%, 04/25/54
(a)
.. 1,935 1,956,439
Wells Fargo Commercial Mortgage Trust
Series 2015-C31, Class A4, 3.70%, 11/15/48 2,406 2,388,120
Series 2015-SG1, Class A4, 3.79%, 09/15/48 3,878 3,856,726
Series 2025-VTT, Class A, 5.27%,
03/15/38
(a) (b)
.................... 2,897 2,890,661
WEST Trust, Series 2025-ROSE, Class A,
5.45%, 04/10/30
(a) (b)
................. 2,862 2,874,637
308,660,484
Interest Only Collateralized Mortgage Obligations — 0.0%
BlackRock Capital Finance LP, Series 1997-R2,
Class AP, 0.00%, 12/25/35
(a) (b) (e) (i)
........ 5 —
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Commercial Mortgage Trust, Series 2015-CR23,
Class XA, 0.82%, 05/10/48
(a)
........... 2,289 23
Total Non-Agency Mortgage-Backed Securities — 15 .1%
(Cost: $ 556,418,243 ) .............................. 552,683,682
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Securities
Agency Obligations — 1.7%
Federal Farm Credit Bank Bonds
1.63% , 03/17/31 ................... USD 450 $ 387,033
1.68% , 09/17/35 ................... 30,000 22,592,096
2.25% , 08/15/29 ................... 23,500 21,818,757
2.78% , 12/01/36 ................... 3,525 2,891,476
Federal Home Loan Bank Bonds
2.18% , 11/06/29 ................... 9,700 8,906,080
2.50% , 11/05/36 ................... 3,525 2,828,870
Federal National Mortgage Association ,
1.63% , 08/24/35 ................... 1,000 753,752
60,178,064
Collateralized Mortgage Obligations — 2.6%
Federal Home Loan Mortgage Corp.
Series 3710 , Class MG , 4.00% , 08/15/25
(c)
.. 9 9,269
Series 3959 , Class MA , 4.50% , 11/15/41 ... 445 445,047
Series 4569 , Class JA , 3.00% , 03/15/42 ... 1,730 1,709,985
Series 4752 , Class PL , 3.00% , 09/15/46 ... 3,997 3,872,423
Series 5000 , Class MA , 2.00% , 06/25/44 ... 2,742 2,548,791
Federal Home Loan Mortgage Corp. Seasoned
Credit Risk Transfer Trust Variable
Rate Notes , Series 2018-3 , Class MA ,
3.50% , 08/25/57
(a)
.................. 8,312 7,979,086
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)
Series 5478 , Class FH , (SOFR 30 day
Average at 1.45% Floor and 6.50% Cap +
1.45%), 5.79% , 04/25/54 ........... 10,526 10,580,995
Series 5480 , Class FA , (SOFR 30 day
Average at 1.45% Floor and 6.50% Cap +
1.45%), 5.79% , 03/25/54 ........... 10,122 10,161,009
Federal National Mortgage Association
(c)
Series 2011-48 , Class MG , 4.00% , 06/25/26 72 71,640
Series 2011-84 , Class MG , 4.00% , 09/25/26 128 127,019
Federal National Mortgage Association Variable
Rate Notes
(a)
Series 2022-65 , Class FB , (SOFR 30 day
Average at 0.80% Floor and 6.00% Cap +
0.80%), 5.14% , 09/25/52 ........... 37,303 36,207,029
Series 2024-91 , Class FA , (SOFR 30 day
Average at 1.20% Floor and 7.00% Cap +
1.20%), 5.54% , 12/25/54 ........... 13,015 13,090,501
Series 2024-94 , Class FB , (SOFR 30 day
Average at 1.42% Floor and 6.50% Cap +
1.42%), 5.76% , 12/25/54 ........... 2,949 2,960,892
Government National Mortgage Association
Series 2013-131 , Class PA , 3.50% , 06/16/42 84 83,379
Series 2017-136 , Class GB , 3.00% , 03/20/47 2,915 2,712,041
Series 2020-127 , Class LP , 1.50% , 06/20/50 3,241 2,587,390
95,146,496
Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates , Series
KIR2 , Class A1 , 2.75% , 03/25/27 ........ 2,243 2,202,426
Federal National Mortgage Association ACES
Variable Rate Notes , Series 2023-M1 , Class
1A , 3.43% , 04/25/32
(a)
............... 984 942,004
3,144,430

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Low Duration Bond Portfolio
Schedules of Investments
97
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities — 0.0%
(a)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes , Series K121 , Class X1 ,
1.02% , 10/25/30 ................... USD 11,705 $ 522,220
Government National Mortgage Association
Variable Rate Notes , Series 2012-120 ,
0.64% , 02/16/53 ................... 8,212 123,851
646,071
Mortgage-Backed Securities — 2.1%
Federal Home Loan Mortgage Corp.
3.00% , 09/01/32 ................... 120 116,000
4.00% , 11/01/36 ................... 207 203,559
Federal Home Loan Mortgage Corp. Variable
Rate Notes , (RFUCCT1Y at 1.63% Floor and
7.88% Cap + 1.63%), 6.63% , 10/01/45
(a)
... 250 255,602
Federal National Mortgage Association ,
5.81% , 06/01/31 ................... 15,778 16,530,903
Federal National Mortgage Association Variable
Rate Notes
(a)
(RFUCCT1Y at 1.59% Floor and 7.92% Cap +
1.59%), 4.65% , 06/01/45 ........... 833 856,438
(RFUCCT1Y at 1.59% Floor and 7.97% Cap +
1.59%), 6.59% , 11/01/45 ............ 35 36,087
(RFUCCT1Y at 1.74% Floor and 8.75% Cap +
1.74%), 6.98% , 09/01/42 ........... 858 888,744
(RFUCCT1Y at 1.59% Floor and 8.13% Cap +
1.59%), 7.15% , 09/01/45 ........... 1,064 1,097,572
Uniform Mortgage-Backed Securities
2.50% , 07/01/31 - 04/01/32 ............ 2,446 2,343,019
3.00% , 12/01/26 - 02/01/34 ............ 13,943 13,474,849
3.50% , 04/01/34 ................... 1,566 1,530,113
4.00% , 04/01/26 - 03/01/38 ............ 5,205 5,112,256
5.50% , 04/25/55
(j)
.................. 34,565 34,519,053
76,964,195
Total U.S. Government Sponsored Agency Securities — 6 .5%
(Cost: $ 238,266,554 ) .............................. 236,079,256
U.S. Treasury Obligations
U.S. Treasury Notes
0.75% , 04/30/26 - 05/31/26 ............ 100,000 96,419,141
4.88% , 04/30/26 ................... 241,000 243,061,680
1.63% , 05/15/26 ................... 30,500 29,700,566
3.63% , 05/15/26 ................... 50,000 49,779,297
1.88% , 06/30/26 ................... 23,000 22,409,727
4.50% , 07/15/26 ................... 25,000 25,157,226
1.25% , 04/30/28 - 06/30/28 ............ 278,800 256,806,042
Total U.S. Treasury Obligations — 19 .8%
(Cost: $ 722,621,083 ) .............................. 723,333,679
Total Long-Term Investments — 99.9%
(Cost: $ 3,651,498,243 ) ............................ 3,651,268,335
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.22%
(i) (k)
.................... 8,000,907 $ 8,000,907
Total Short-Term Securities — 0 .2%
(Cost: $ 8,000,907 ) ............................... 8,000,907
Total Investments — 100 .1%
(Cost: $ 3,659,499,150 ) ............................ 3,659,269,242
Liabilities in Excess of Other Assets — (0.1) % ............. (3,128,040)
Net Assets — 100.0% ...............................
$ 3,656,141,202

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Low Duration Bond Portfolio
98
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Zero-coupon bond.
(g)
Issuer filed for bankruptcy and/or is in default.
(h)
Non-income producing security.
(i)
Affiliate of the Fund.
(j)
Represents or includes a TBA transaction.
(k)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
09/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/25
Par/Shares
Held at
03/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 433,555,207 $ — $ (425,554,300)
(a)
$ — $ — $ 8,000,907 8,000,907 $ 1,082,312 $ —
BlackRock Capital Finance LP ,
Series 1997-R2 , Class AP . — 4,543 (4,543) — — — 4,564 — —
$ — $ — $ 8,000,907 $ 1,082,312 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Low Duration Bond Portfolio
Schedules of Investments
99
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bobl ............................................................... 117 06/06/25 $ 14,902 $ 133,736
Long Gilt ................................................................ 73 06/26/25 8,646 90,666
U.S. Treasury 2-Year Note .................................................... 7,183 06/30/25 1,488,621 8,795,147
9,019,549
Short Contracts
Euro-Bund .............................................................. 78 06/06/25 10,866 (33,893)
Euro-Schatz ............................................................. 31 06/06/25 3,585 (10,201)
U.S. Treasury 10-Year Note ................................................... 476 06/18/25 53,037 (48,786)
U.S. Treasury 10-Year Ultra Note ............................................... 182 06/18/25 20,825 (176,568)
U.S. Treasury Long Bond ..................................................... 241 06/18/25 28,370 (437,232)
U.S. Treasury Ultra Bond ..................................................... 10 06/18/25 1,229 (18,434)
U.S. Treasury 5-Year Note .................................................... 4,452 06/30/25 482,033 (4,446,256)
(5,171,370)
$ 3,848,179
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 403,000 USD 436,347 Wells Fargo Bank NA 06/18/25 $ 1,326
USD 2,107,462 AUD 3,347,000 Natwest Markets plc 06/18/25 14,745
USD 5,991,534 AUD 9,483,000 UBS AG 06/18/25 62,274
USD 26,862,323 EUR 24,500,321 State Street Bank and Trust Co. 06/18/25 254,083
USD 17,196,309 EUR 15,667,679 Toronto Dominion Bank 06/18/25 180,640
USD 1,247,876 GBP 960,000 Barclays Bank plc 06/18/25 7,886
USD 61,342,060 GBP 47,322,000 State Street Bank and Trust Co. 06/18/25 218,311
USD 1,691,830 GBP 1,305,000 Toronto Dominion Bank 06/18/25 6,219
USD 1,698,690 GBP 1,310,000 UBS AG 06/18/25 6,621
$ 752,105
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American Investment Grade
Index Series 44.V1 ................ 1 .00 % Quarterly 06/20/30 USD 36,275 $ (667,117) $ (708,166) $ 41,049
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
44.V1 ........... 5 .00 % Quarterly 06/20/30 B+ USD 7,700 $ 409,852 $ 443,360 $ (33,508)

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Low Duration Bond Portfolio
100
Derivative Financial Instruments Categorized by Risk Exposure
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
4.05% Annual 1-day SOFR Annual 06/02/25
(a)
11/15/34 USD 24,564 $ (602,873) $ — $ (602,873)
(a)
Forward swap.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .33%
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
.......................................................... $ 443,360 $ (708,166) $ 41,049 $ (636,381)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 9,019,549 $ — $ 9,019,549
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 752,105 — — 752,105
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 41,049 — — — — 41,049
$ — $ 41,049 $ — $ 752,105 $ 9,019,549 $ — $ 9,812,703
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 5,171,370 $ — $ 5,171,370
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 33,508 — — 602,873 — 636,381
$ — $ 33,508 $ — $ — $ 5,774,243 $ — $ 5,807,751
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Low Duration Bond Portfolio
Schedules of Investments
101
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the period ended March 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ — $ — $ 5,225,483 $ — $ 5,225,483
Forward foreign currency exchange contracts .... — — — 4,884,805 — — 4,884,805
Swaps .............................. — (242,390) — — 3,096,246 — 2,853,856
$ — $ (242,390) $ — $ 4,884,805 $ 8,321,729 $ — $ 12,964,144
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ — $ — $ 463,817 $ — $ 463,817
Forward foreign currency exchange contracts .... — — — 1,643,691 — — 1,643,691
Swaps .............................. — 27,236 — — (668,972) — (641,736)
$ — $ 27,236 $ — $ 1,643,691 $ (205,155) $ — $ 1,465,772
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,472,868,089
Average notional value of contracts — short ................................................................................. 581,108,524
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 151,194,987
Average amounts sold — in USD ........................................................................................ 218,174
Credit default swaps
Average notional value — buy protection ................................................................................... 56,072,500
Average notional value — sell protection ................................................................................... 3,850,000
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... 44,022,500
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 198,035 $ 417,790
Forward f oreign currency exchange contracts ................................................................. 752,105 —
Swaps — centrally cleared .............................................................................. — 330,316
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 950,140 $ 748,106
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(198,035) (748,106)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 752,105 $ —
The following table presents the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(a)(b)
Barclays Bank plc ................................ $ 7,886 $ — $ — $ — $ 7,886
Natwest Markets plc .............................. 14,745 — — — 14,745
State Street Bank and Trust Co. ...................... 472,394 — — — 472,394
Toronto Dominion Bank ............................ 186,859 — — — 186,859
UBS AG ...................................... 68,895 — — — 68,895
Wells Fargo Bank NA .............................. 1,326 — — — 1,326
$ 752,105 $ — $ — $ — $ 752,105
(a)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Low Duration Bond Portfolio
102
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 475,985,403 $ 6,253,900 $ 482,239,303
Corporate Bonds ........................................ — 1,617,551,417 — 1,617,551,417
Foreign Agency Obligations ................................. — 35,951,194 — 35,951,194
Municipal Bonds ......................................... — 3,429,804 — 3,429,804
Non-Agency Mortgage-Backed Securities ........................ — 547,170,192 5,513,490 552,683,682
U.S. Government Sponsored Agency Securities .................... — 236,079,256 — 236,079,256
U.S. Treasury Obligations ................................... — 723,333,679 — 723,333,679
Short-Term Securities
Money Market Funds ...................................... 8,000,907 — — 8,000,907
$ 8,000,907 $ 3,639,500,945 $ 11,767,390 $ 3,659,269,242
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 41,049 $ — $ 41,049
Foreign currency exchange contracts ............................ — 752,105 — 752,105
Interest rate contracts ....................................... 9,019,549 — — 9,019,549
Liabilities
Credit contracts ........................................... — (33,508) — (33,508)
Interest rate contracts ....................................... (5,171,370) (602,873) — (5,774,243)
$ 3,848,179 $ 156,773 $ — $ 4,004,952
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities
(unaudited)

March 31, 2025
103
Statements of Assets and Liabilities
BlackRock Core
Bond Portfolio
BlackRock High
Yield Portfolio
(a)
BlackRock Low
Duration Bond
Portfolio
ASSETS
Investments, at value — unaffiliated
(b) (c)
......................................................... $ 4,255,418,039 $ 25,080,290,302 $ 3,651,268,335
Investments, at value — affiliated
(d)
............................................................ 159,773,133 2,124,697,157 8,000,907
Cash ............................................................................... — 101,812,834 —
Cash pledged:
Collateral — OTC derivatives .............................................................. — 560,000 —
Futures contracts ...................................................................... 6,906,958 1,148,000 4,359,000
Centrally cleared swaps .................................................................. 7,434,777 65,317,000 5,994,000
Foreign currency, at value
(e)
................................................................. 8,456,299 10,053,741 386,611
Receivables: – – –
Investment s sold ...................................................................... 69,261,972 399,958,656 131,432,162
Options written ........................................................................ 4,303 — —
Securities lending income — affiliated ........................................................ — 182,398 —
Swaps   ............................................................................ 22,056 — 193
TBA sale commitments .................................................................. 190,583,790 — —
Capital shares sold ..................................................................... 6,688,381 73,938,227 22,020,512
Dividends — unaffiliated ................................................................. — 490,617 384
Dividends — affiliated ................................................................... 440,300 2,762,751 56,060
Interest — unaffiliated ................................................................... 27,294,969 417,136,936 33,055,729
From the Manager ..................................................................... 155,233 — 148,202
Variation margin on futures contracts ......................................................... 106,469 70,970 198,035
Variation margin on centrally cleared swaps .................................................... — 2,319,926 —
Swap premiums paid ..................................................................... 60,657 1,024,409 —
Unrealized appreciation on: – – –
Forward foreign currency exchange contracts ................................................... 756,505 6,436,501 752,105
OTC swaps .......................................................................... 376,196 19,774,687 —
Unfunded floating rate loan interests ......................................................... — 80,037 —
Prepaid e xpenses ....................................................................... 170,448 717,783 116,932
Total a ssets ...........................................................................
4,733,910,485 28,308,772,932 3,857,789,167
LIABILITIES
Investments sold short, at value
(f)
............................................................. — 7,306 —
Bank overdraft .......................................................................... 97,624 — 107,263
Cash received:
Collateral — OTC derivatives .............................................................. 1,700,000 12,257,374 —
Collateral — TBA commitments ............................................................. 9 — —
Collateral on securities loaned ............................................................... — 629,816,966 —
Options written, at value
(g)
.................................................................. 215,363 — —
TBA sale commitments, at value
(h)
............................................................ 191,213,144 — —

Statements of Assets and Liabilities
(unaudited) (continued)
March 31, 2025
2025
BlackRock Semi-Annual Financial Statements and Additional Information
104
See notes to financial statements.
BlackRock Core
Bond Portfolio
BlackRock High
Yield Portfolio
(a)
BlackRock Low
Duration Bond
Portfolio
Payables: – – –
Investments purchased .................................................................. 738,699,110 633,770,822 186,013,799
Swaps   ............................................................................ 13,423 6,545,996 —
Accounting services fees ................................................................. 109,975 528,212 102,355
Administration fees ..................................................................... 120,332 1,183,004 115,891
Capital shares redeemed ................................................................. 7,885,713 147,647,323 10,696,027
Custodian fees ........................................................................ 47,242 72,370 24,726
Income dividend distributions .............................................................. 2,444,023 12,247,789 1,520,888
Interest expense ...................................................................... 5,072 28,847 19,624
Investment advisory fees ................................................................. 1,030,311 8,944,748 903,044
Trustees' and Officer's fees ............................................................... — 354,860 124,310
Other affiliate fees ..................................................................... 593 32,599 740
Professional fees ...................................................................... 65,248 75,047 37,774
Registration fees ...................................................................... 36 1,938 193,137
Service and distribution fees ............................................................... 87,448 413,830 135,787
Transfer agent fees .................................................................... 1,146,916 5,025,465 876,673
Other accrued expenses ................................................................. 38,618 127,173 27,821
Variation margin on futures contracts ......................................................... 8,231 — 417,790
Variation margin on centrally cleared swaps .................................................... 328,882 — 330,316
Swap premiums received .................................................................. 496,827 9,545,076 —
Unrealized depreciation on: – – –
Forward foreign currency exchange contracts ................................................... 483,813 2,410 —
OTC swaps .......................................................................... 550,532 489,039 —
Unfunded floating rate loan interests ......................................................... — 58,142 —
Total li abilities ..........................................................................
946,788,485 1,469,176,336 201,647,965
Commitments and contingent liabilities — — —
NET ASSETS ..........................................................................
$ 3,787,122,000 $ 26,839,596,596 $ 3,656,141,202
NET ASSETS CONSIST OF:
Paid-in capital .......................................................................... $ 4,405,104,505 $ 28,320,946,632 $ 4,189,278,106
Accumulated loss ....................................................................... (617,982,505) (1,481,350,036) (533,136,904)
NET ASSETS ..........................................................................
$ 3,787,122,000 $ 26,839,596,596 $ 3,656,141,202
(a)
  Consolidated Statement of Assets and Liabilities.
(b)
  Investments, at cost — unaffiliated ..................................................... $ 4,414,647,798 $ 25,132,921,023 $ 3,651,493,700
(c)
  Securities loaned, at value .......................................................... $ — $ 614,444,030 $ —
(d)
  Investments, at cost — affiliated ....................................................... $ 159,783,133 $ 2,108,361,210 $ 8,005,450
(e)
  Foreign currency, at cost ........................................................... $ 8,457,395 $ 10,014,589 $ 389,940
(f)
  Proceeds received from short sales .................................................... $ — $ 5,919 $ —
(g)
  Premiums received ............................................................... $ 909,661 $ — $ —
(h)
  Proceeds received from TBA sale commitments ............................................. $ 190,583,790 $ — $ —

Statements of Assets and Liabilities
(unaudited) (continued)
March 31, 2025
105
Statements of Assets and Liabilities
See notes to financial statements.
BlackRock Core
Bond Portfolio
BlackRock High
Yield Portfolio
(a)
BlackRock Low
Duration Bond
Portfolio
NET ASSET VALUE
Institutional
Net assets .........................................................................
$ 2,628,648,943 $ 13,011,483,080 $ 2,451,709,578
Shares outstanding ...................................................................
318,267,832 1,848,541,327 269,314,033
Net asset value .....................................................................
$ 8.26 $ 7.04 $ 9.10
Shares authorized ...................................................................
Unlimited Unlimited Unlimited
Par value ......................................................................... $ 0.001 $ 0.001 $ 0.001
Service
Net assets .........................................................................
$ — $ 84,038,713 $ —
Shares outstanding ...................................................................
— 11,932,926 —
Net asset value .....................................................................
$ — $ 7.04 $ —
Shares authorized ...................................................................
— Unlimited —
Par value ......................................................................... $ — $ 0.001 $ —
Investor A
Net assets .........................................................................
$ 348,594,433 $ 1,098,127,971 $ 528,238,573
Shares outstanding ...................................................................
42,147,799 156,088,383 58,043,674
Net asset value .....................................................................
$ 8.27 $ 7.04 $ 9.10
Shares authorized ...................................................................
Unlimited Unlimited Unlimited
Par value ......................................................................... $ 0.001 $ 0.001 $ 0.001
Investor A1
Net assets .........................................................................
$ — $ — $ 3,968,179
Shares outstanding ...................................................................
— — 435,664
Net asset value .....................................................................
$ — $ — $ 9.11
Shares authorized ...................................................................
— — Unlimited
Par value ......................................................................... $ — $ — $ 0.001
Investor C
Net assets .........................................................................
$ 13,777,976 $ 79,349,995 $ 16,896,955
Shares outstanding ...................................................................
1,673,644 11,260,434 1,857,534
Net asset value .....................................................................
$ 8.23 $ 7.05 $ 9.10
Shares authorized ...................................................................
Unlimited Unlimited Unlimited
Par value ......................................................................... $ 0.001 $ 0.001 $ 0.001
Class K
Net assets .........................................................................
$ 794,498,216 $ 12,455,587,768 $ 653,871,750
Shares outstanding ...................................................................
95,892,002 1,768,819,579 71,891,590
Net asset value .....................................................................
$ 8.29 $ 7.04 $ 9.10
Shares authorized ...................................................................
Unlimited Unlimited Unlimited
Par value ......................................................................... $ 0.001 $ 0.001 $ 0.001
Class R
Net assets .........................................................................
$ 1,602,432 $ 111,009,069 $ 1,456,167
Shares outstanding ...................................................................
193,683 15,775,253 160,063
Net asset value .....................................................................
$ 8.27 $ 7.04 $ 9.10
Shares authorized ...................................................................
Unlimited Unlimited Unlimited
Par value ......................................................................... $ 0.001 $ 0.001 $ 0.001

Statements of Operations
(unaudited)
Six Months Ended March 31, 2025
2025
BlackRock Semi-Annual Financial Statements and Additional Information
106
BlackRock Core
Bond Portfolio
BlackRock High
Yield Portfolio
(a)
BlackRock Low
Duration Bond
Portfolio
INVESTMENT INCOME – – –
Dividends — unaffiliated ............................................................ $ — $ 7,035,486 $ 1,431
Dividends — affiliated .............................................................. 2,638,735 44,543,577 1,082,312
Interest — unaffiliated .............................................................. 84,232,312 912,068,790 91,122,672
Securities lending income — affiliated — net .............................................. — 956,941 —
Foreign taxes withheld ............................................................. (6,132) — —
Total investment income ..............................................................
86,864,915 964,604,794 92,206,415
EXPENSES
Investment advisory ............................................................... 6,477,393 53,110,353 5,570,048
Transfer agent — class specific ....................................................... 1,859,534 8,127,885 1,424,445
Administration .................................................................. 719,366 4,185,254 708,133
Service and distribution — class specific ................................................. 502,013 2,184,727 773,007
Administration — class specific ....................................................... 386,139 2,619,803 380,053
Accounting services ............................................................... 130,418 717,295 122,820
Professional .................................................................... 84,466 166,466 72,268
Registration .................................................................... 66,734 202,491 73,103
Custodian ...................................................................... 44,808 51,624 17,648
Trustees and Officer ............................................................... 31,530 157,587 31,481
Printing and postage .............................................................. 19,414 43,998 20,022
Miscellaneous ................................................................... 67,246 195,569 63,666
Total expenses excluding interest expense ..................................................
10,389,061 71,763,052 9,256,694
Interest expense ................................................................. 42,996 44,514 6,800
Total e xpenses ....................................................................
10,432,057 71,807,566 9,263,494
Less: – – –
Administration fees waived by the Manager — class specific .................................... (386,139) (1,561) (377,899)
Fees waived and/or reimbursed by the Manager ............................................ (297,617) (2,256,057) (50,645)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ....................... (1,092,850) — (597,131)
Total ex penses after fees waived and/or reimbursed ...........................................
8,655,451 69,549,948 8,237,819
Net investment income ...............................................................
78,209,464 895,054,846 83,968,596
REALIZED AND UNREALIZED GAIN (LOSS) $ (110,871,519) $ (606,636,480) $ (27,651,574)
Net realized gain (loss) from:
Investments — unaffiliated ........................................................ $ (32,705,606) $ 63,424,317 $ 1,347,027
Investments — affiliated .......................................................... — (1,686,157) —
Capital gain distributions from underlying funds — affiliated ................................... 1,838 — —
Forward foreign currency exchange contracts ............................................ 2,580,272 24,195,721 4,884,805
Foreign currency transactions ...................................................... (389,614) (6,855,457) (1,768,526)
Futures contracts ............................................................... (12,636,851) (788,793) 5,225,483
Options written ................................................................ (3,025,992) — —
Swaps   ..................................................................... (1,490,766) 44,483,723 2,853,856
(47,666,719) 122,773,354 12,542,645
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................ (74,051,542) (657,547,288) (41,590,274)
Investments — affiliated .......................................................... (10,000) (23,726,318) —
Forward foreign currency exchange contracts ............................................ 1,109,902 8,799,752 1,643,691
Foreign currency translations ....................................................... (14,651) (3,971) (69,717)
Futures contracts ............................................................... 1,881,397 524,445 463,817
Options written ................................................................ 3,529,933 — —
Short sales — unaffiliated ......................................................... — (2,196) —
Swaps   ..................................................................... 4,350,161 (57,477,724) (641,736)
Unfunded floating rate loan interests .................................................. — 23,466 —
(63,204,800) (729,409,834) (40,194,219)
Net realized and unrealized loss .........................................................
(110,871,519) (606,636,480) (27,651,574)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....................
$ (32,662,055) $ 288,418,366 $ 56,317,022
(a)
  Consolidated Statement of Operations.
See notes to financial statements.

Statements of Changes in Net Assets
107
Statements of Changes in Net Assets
See notes to financial statements.
BlackRock Core Bond Portfolio
Six Months Ended
03/31/25
(unaudited)
Year Ended
09/30/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 78,209,464 $ 159,310,721
Net realized loss .................................................................................. (47,666,719) (42,916,837)
Net change in unrealized appreciation (depreciation) .......................................................... (63,204,800) 303,656,485
Net increase (decrease) in net assets resulting from operations .....................................................
(32,662,055) 420,050,369
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional ..................................................................................... (55,800,345) (117,277,098)
Investor A ...................................................................................... (6,668,378) (14,763,613)
Investor C ...................................................................................... (209,862) (444,017)
Class K ........................................................................................ (16,539,454) (31,614,209)
Class R ........................................................................................ (28,724) (54,880)
Decrease in net assets resulting from distributions to shareholders ...................................................
(79,246,763) (164,153,817)
CAPITAL SHARE TRANSACTIONS
$ – $ –
Net decrease in net assets derived from capital share transactions ...................................................
(116,453,716) (31,630,520)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (228,362,534) 224,266,032
Beginning of period ..................................................................................
4,015,484,534 3,791,218,502
End of period ......................................................................................
$ 3,787,122,000 $ 4,015,484,534
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
108
See notes to financial statements.
BlackRock High Yield Portfolio
(a)
BlackRock Low Duration Bond Portfolio
Six Months Ended
03/31/25
(unaudited)
Year Ended
09/30/24
Six Months Ended
03/31/25
(unaudited)
Year Ended
09/30/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 895,054,846 $ 1,526,216,907 $ 83,968,596 $ 205,084,986
Net realized gain (loss) ............................................ 122,773,354 (178,658,227) 12,542,645 (42,761,486)
Net change in unrealized appreciation (depreciation) ........................ (729,409,834) 1,814,328,881 (40,194,219) 213,543,176
Net increase in net assets resulting from operations ...........................
288,418,366 3,161,887,561 56,317,022 375,866,676
DISTRIBUTIONS TO SHAREHOLDERS
(b)
From net investment income:
Institutional ................................................... (482,447,788) (837,114,500) (58,785,891) (125,977,156)
Service ...................................................... (3,536,508) (5,987,954) — —
Investor A .................................................... (40,697,906) (74,673,215) (11,375,578) (21,263,388)
Investor A1 ................................................... — — (87,475) (156,244)
Investor C .................................................... (2,661,809) (4,765,294) (309,345) (651,942)
Class K ...................................................... (473,400,816) (624,940,151) (13,468,748) (21,153,481)
Class R ...................................................... (3,914,689) (6,540,094) (34,371) (66,052)
Return of capital: – – – –
Institutional ................................................... — — — (27,099,251)
Investor A .................................................... — — — (4,574,019)
Investor A1 ................................................... — — — (33,610)
Investor C .................................................... — — — (140,241)
Class K ...................................................... — — — (4,550,376)
Class R ...................................................... — — — (14,209)
Decrease in net assets resulting from distributions to shareholders .................
(1,006,659,516) (1,554,021,208) (84,061,408) (205,679,969)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
2,141,420,685 4,348,599,335 (849,456,978) (564,148,823)
NET ASSETS
Total increase (decrease) in net assets ................................... 1,423,179,535 5,956,465,688 (877,201,364) (393,962,116)
Beginning of period ................................................
25,416,417,061 19,459,951,373 4,533,342,566 4,927,304,682
End of period ....................................................
$ 26,839,596,596 $ 25,416,417,061 $ 3,656,141,202 $ 4,533,342,566
(a)
Consolidated Statements of Changes in Net Assets.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
109
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Core Bond Portfolio
Institutional
Six Months
Ended
03/31/25
(unaudited)
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Net asset value, beginning of period ...........
$ 8.49  $ 7.94  $ 8.12  $ 9.88  $ 10.43  $ 9.92
Net investment income
(a)
...................
0 .17  0 .34  0 .29  0 .17  0 .14  0 .20
Net realized and unrealized gain (loss) ..........
( 0 .23 ) 0 .56  ( 0 .18 ) ( 1 .69 ) ( 0 .14 ) 0 .53
Net increase (decrease) from investment operations .. (0.06) 0.90  0.11  (1.52) 0.00  0.73
Distributions
(b)
– – – – – –
From net investment income ................ ( 0 .17 ) ( 0 .35 ) ( 0 .28 ) ( 0 .16 ) ( 0 .19 ) ( 0 .22 )
From net realized gain ..................... —  —  —  ( 0 .06 ) ( 0 .36 ) —
Return of capital ......................... —  —  ( 0 .01 ) ( 0 .02 ) —  —
Total distributions .......................... (0.17) (0.35) (0.29) (0.24) (0.55) (0.22)
Net asset value, end of period ................ $ 8.26  $ 8.49  $ 7.94  $ 8.12  $ 9.88  $ 10.43
Total Return
(c)
Based on net asset value .................... (0.69)%
(d)
11.56% 1.30% (15.67)% (0.04)% 7.42%
Ratios to Average Net Assets
(e)
Total expen ses ...........................
0.54%
(f)
0.55% 0.54% 0.54% 0.53% 0.54%
Total expenses after fees waived and/or reimbursed ..
0.43%
(f)
0.43% 0.43% 0.44% 0.44% 0.43%
Net investment income .....................
4.07%
(f)
4.13% 3.51% 1.82% 1.35% 1.98%
Supplemental Data
Net assets, end of period (000) ................ $ 2,628,649  $ 2,836,345  $ 2,742,791  $ 2,350,703  $ 2,892,879  $ 2,608,893
Portfolio turnover rate
(g)
...................... 273% 583% 467% 533% 585% 692%
Six Months
Ended
03/31/25
(unaudited)
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Portfolio turnover rate (excluding MDRs) ...............................
197% 436% 336% 337% 387% 488%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
110
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Core Bond Portfolio
Investor A
Six Months
Ended
03/31/25
(unaudited)
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Net asset value, beginning of period ...........
$ 8.50  $ 7.95  $ 8.13  $ 9.89  $ 10.44  $ 9.93
Net investment income
(a)
...................
0 .16  0 .32  0 .27  0 .14  0 .11  0 .18
Net realized and unrealized gain (loss) ..........
( 0 .23 ) 0 .56  ( 0 .18 ) ( 1 .69 ) ( 0 .14 ) 0 .52
Net increase (decrease) from investment operations .. (0.07) 0.88  0.09  (1.55) (0.03) 0.70
Distributions
(b)
– – – – – –
From net investment income ................ ( 0 .16 ) ( 0 .33 ) ( 0 .26 ) ( 0 .13 ) ( 0 .16 ) ( 0 .19 )
From net realized gain ..................... —  —  —  ( 0 .06 ) ( 0 .36 ) —
Return of capital ......................... —  —  ( 0 .01 ) ( 0 .02 ) —  —
Total distributions .......................... (0.16) (0.33) (0.27) (0.21) (0.52) (0.19)
Net asset value, end of period ................ $ 8.27  $ 8.50  $ 7.95  $ 8.13  $ 9.89  $ 10.44
Total Return
(c)
Based on net asset value .................... (0.82)%
(d)
11.28% 1.05% (15.86)% (0.29)% 7.15%
Ratios to Average Net Assets
(e)
Total expen ses ...........................
0.79%
(f)
0.79% 0.77% 0.81% 0.80% 0.81%
Total expenses after fees waived and/or reimbursed ..
0.68%
(f)
0.68% 0.68% 0.69% 0.69% 0.68%
Net investment income .....................
3.82%
(f)
3.89% 3.26% 1.56% 1.10% 1.75%
Supplemental Data
Net assets, end of period (000) ................ $ 348,594  $ 361,556  $ 359,256  $ 358,179  $ 451,800  $ 532,706
Portfolio turnover rate
(g)
...................... 273% 583% 467% 533% 585% 692%
Six Months
Ended
03/31/25
(unaudited)
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Portfolio turnover rate (excluding MDRs) ...............................
197% 436% 336% 337% 387% 488%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
111
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Core Bond Portfolio
Investor C
Six Months
Ended
03/31/25
(unaudited)
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Net asset value, beginning of period ...........
$ 8.46  $ 7.91  $ 8.09  $ 9.84  $ 10.40  $ 9.89
Net investment income
(a)
...................
0 .13  0 .26  0 .21  0 .07  0 .04  0 .10
Net realized and unrealized gain (loss) ..........
( 0 .23 ) 0 .56  ( 0 .18 ) ( 1 .68 ) ( 0 .16 ) 0 .53
Net increase (decrease) from investment operations .. (0.10) 0.82  0.03  (1.61) (0.12) 0.63
Distributions
(b)
– – – – – –
From net investment income ................ ( 0 .13 ) ( 0 .27 ) ( 0 .20 ) ( 0 .06 ) ( 0 .08 ) ( 0 .12 )
From net realized gain ..................... —  —  —  ( 0 .06 ) ( 0 .36 ) —
Return of capital ......................... —  —  ( 0 .01 ) ( 0 .02 ) —  —
Total distributions .......................... (0.13) (0.27) (0.21) (0.14) (0.44) (0.12)
Net asset value, end of period ................ $ 8.23  $ 8.46  $ 7.91  $ 8.09  $ 9.84  $ 10.40
Total Return
(c)
Based on net asset value .................... (1.20)%
(d)
10.49% 0.28% (16.48)% (1.14)% 6.37%
Ratios to Average Net Assets
(e)
Total expen ses ...........................
1.50%
(f)
1.52% 1.54% 1.56% 1.53% 1.57%
Total expenses after fees waived and/or reimbursed ..
1.43%
(f)
1.43% 1.43% 1.44% 1.44% 1.43%
Net investment income .....................
3.06%
(f)
3.13% 2.50% 0.77% 0.36% 1.02%
Supplemental Data
Net assets, end of period (000) ................ $ 13,778  $ 13,666  $ 13,803  $ 14,300  $ 25,319  $ 36,599
Portfolio turnover rate
(g)
...................... 273% 583% 467% 533% 585% 692%
Six Months
Ended
03/31/25
(unaudited)
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Portfolio turnover rate (excluding MDRs) ...............................
197% 436% 336% 337% 387% 488%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
112
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Core Bond Portfolio
Class K
Six Months
Ended
03/31/25
(unaudited)
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Net asset value, beginning of period ...........
$ 8.52  $ 7.96  $ 8.14  $ 9.91  $ 10.46  $ 9.95
Net investment income
(a)
...................
0 .17  0 .34  0 .30  0 .17  0 .14  0 .21
Net realized and unrealized gain (loss) ..........
( 0 .23 ) 0 .57  ( 0 .18 ) ( 1 .70 ) ( 0 .14 ) 0 .52
Net increase (decrease) from investment operations .. (0.06) 0.91  0.12  (1.53) 0.00  0.73
Distributions
(b)
– – – – – –
From net investment income ................ ( 0 .17 ) ( 0 .35 ) ( 0 .28 ) ( 0 .16 ) ( 0 .19 ) ( 0 .22 )
From net realized gain ..................... —  —  —  ( 0 .06 ) ( 0 .36 ) —
Return of capital ......................... —  —  ( 0 .02 ) ( 0 .02 ) —  —
Total distributions .......................... (0.17) (0.35) (0.30) (0.24) (0.55) (0.22)
Net asset value, end of period ................ $ 8.29  $ 8.52  $ 7.96  $ 8.14  $ 9.91  $ 10.46
Total Return
(c)
Based on net asset value .................... (0.66)%
(d)
11.73% 1.35% (15.68)% 0.02% 7.46%
Ratios to Average Net Assets
(e)
Total expen ses ...........................
0.42%
(f)
0.43% 0.43% 0.43% 0.42% 0.42%
Total expenses after fees waived and/or reimbursed ..
0.38%
(f)
0.38% 0.38% 0.39% 0.39% 0.38%
Net investment income .....................
4.12%
(f)
4.18% 3.56% 1.81% 1.40% 2.04%
Supplemental Data
Net assets, end of period (000) ................ $ 794,498  $ 802,248  $ 674,059  $ 584,718  $ 952,547  $ 1,029,002
Portfolio turnover rate
(g)
...................... 273% 583% 467% 533% 585% 692%
Six Months
Ended
03/31/25
(unaudited)
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Portfolio turnover rate (excluding MDRs) ...............................
197% 436% 336% 337% 387% 488%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
113
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Core Bond Portfolio
Class R
Six Months
Ended
03/31/25
(unaudited)
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Net asset value, beginning of period ...........
$ 8.51  $ 7.95  $ 8.13  $ 9.89  $ 10.45  $ 9.94
Net investment income
(a)
...................
0 .15  0 .30  0 .25  0 .12  0 .09  0 .16
Net realized and unrealized gain (loss) ..........
( 0 .24 ) 0 .57  ( 0 .18 ) ( 1 .69 ) ( 0 .15 ) 0 .52
Net increase (decrease) from investment operations .. (0.09) 0.87  0.07  (1.57) (0.06) 0.68
Distributions
(b)
– – – – – –
From net investment income ................ ( 0 .15 ) ( 0 .31 ) ( 0 .24 ) ( 0 .11 ) ( 0 .14 ) ( 0 .17 )
From net realized gain ..................... —  —  —  ( 0 .06 ) ( 0 .36 ) —
Return of capital ......................... —  —  ( 0 .01 ) ( 0 .02 ) —  —
Total distributions .......................... (0.15) (0.31) (0.25) (0.19) (0.50) (0.17)
Net asset value, end of period ................ $ 8.27  $ 8.51  $ 7.95  $ 8.13  $ 9.89  $ 10.45
Total Return
(c)
Based on net asset value .................... (1.05)%
(d)
11.13% 0.79% (16.07)% (0.64)% 6.88%
Ratios to Average Net Assets
(e)
Total expen ses ...........................
1.14%
(f)
1.16% 1.15% 1.20% 1.13% 1.08%
Total expenses after fees waived and/or reimbursed ..
0.93%
(f)
0.93% 0.93% 0.94% 0.94% 0.93%
Net investment income .....................
3.56%
(f)
3.64% 3.02% 1.32% 0.87% 1.54%
Supplemental Data
Net assets, end of period (000) ................ $ 1,602  $ 1,669  $ 1,309  $ 1,084  $ 1,249  $ 2,023
Portfolio turnover rate
(g)
...................... 273% 583% 467% 533% 585% 692%
Six Months
Ended
03/31/25
(unaudited)
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Portfolio turnover rate (excluding MDRs) ...............................
197% 436% 336% 337% 387% 488%
See notes to financial statements.

Consolidated Financial Highlights
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
114
BlackRock High Yield Portfolio
Institutional
Six Months
Ended
03/31/25
(unaudited)
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Net asset value, beginning of period ............
$ 7.23  $ 6.71  $ 6.48  $ 7.89  $ 7.42  $ 7.68
Net investment income
(a)
....................
0 .24  0 .49  0 .45  0 .37  0 .37  0 .40
Net realized and unrealized gain (loss) ...........
( 0 .16 ) 0 .53  0 .23  ( 1 .38 ) 0 .48  ( 0 .24 )
Net increase (decrease) from investment operations ... 0.08  1.02  0.68  (1.01) 0.85  0.16
Distributions
(b)
– – – – – –
From net investment income ................. ( 0 .27 ) ( 0 .50 ) ( 0 .45 ) ( 0 .38 ) ( 0 .38 ) ( 0 .42 )
From net realized gain ...................... —  —  —  ( 0 .00 )
(c)
—  —
Return of capital .......................... —  —  ( 0 .00 )
(c)
( 0 .02 ) —  —
Total distributions ........................... (0.27) (0.50) (0.45) (0.40) (0.38) (0.42)
Net asset value, end of period ................. $ 7.04  $ 7.23  $ 6.71  $ 6.48  $ 7.89  $ 7.42
Total Return
(d)
Based on net asset value ..................... 1.17%
(e)
15.65% 10.70% (13.21)% 11.58% 2.21%
Ratios to Average Net Assets
(f)
Total expen ses ............................
0.57%
(g)
0.58% 0.58% 0.58% 0.57% 0.59%
Total expenses after fees waived and/or reimbursed ...
0.56%
(g)
0.57% 0.57% 0.57% 0.56% 0.58%
Total expenses after fees waived and/or reimbursed and
excluding interest expense . ..................
0.55%
(g)
0.57% 0.57% 0.57% 0.56% 0.58%
Net investment income ......................
6.81%
(g)
6.99% 6.62% 5.03% 4.73% 5.37%
Supplemental Data
Net assets, end of period (000) ................. $ 13,011,483  $ 12,561,460  $ 10,888,212  $ 10,232,728  $ 14,197,255  $ 11,680,175
Portfolio turnover rate ........................ 31% 74% 66% 67% 76% 119%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
See notes to financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
115
Financial Highlights
BlackRock High Yield Portfolio
Service
Six Months
Ended
03/31/25
(unaudited)
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Net asset value, beginning of period ............
$ 7.24  $ 6.71  $ 6.48  $ 7.89  $ 7.43  $ 7.68
Net investment income
(a)
....................
0 .23  0 .47  0 .43  0 .34  0 .35  0 .38
Net realized and unrealized gain (loss) ...........
( 0 .17 ) 0 .54  0 .23  ( 1 .37 ) 0 .46  ( 0 .23 )
Net increase (decrease) from investment operations ... 0.06  1.01  0.66  (1.03) 0.81  0.15
Distributions
(b)
– – – – – –
From net investment income ................. ( 0 .26 ) ( 0 .48 ) ( 0 .43 ) ( 0 .36 ) ( 0 .35 ) ( 0 .40 )
From net realized gain ...................... —  —  —  ( 0 .00 )
(c)
—  —
Return of capital .......................... —  —  ( 0 .00 )
(c)
( 0 .02 ) —  —
Total distributions ........................... (0.26) (0.48) (0.43) (0.38) (0.35) (0.40)
Net asset value, end of period ................. $ 7.04  $ 7.24  $ 6.71  $ 6.48  $ 7.89  $ 7.43
Total Return
(d)
Based on net asset value ..................... 0.85%
(e)
15.49% 10.40% (13.46)% 11.11% 2.08%
Ratios to Average Net Assets
(f)
Total expen ses ............................
0.92%
(g)
0.86% 0.85% 0.87% 0.86% 0.86%
Total expenses after fees waived and/or reimbursed ...
0.90%
(g)
0.85% 0.84% 0.86% 0.85% 0.85%
Total expenses after fees waived and/or reimbursed and
excluding interest expense . ..................
0.90%
(g)
0.85% 0.84% 0.86% 0.85% 0.85%
Net investment income ......................
6.45%
(g)
6.71% 6.35% 4.64% 4.45% 5.13%
Supplemental Data
Net assets, end of period (000) ................. $ 84,039  $ 98,822  $ 81,439  $ 80,995  $ 133,295  $ 125,536
Portfolio turnover rate ........................ 31% 74% 66% 67% 76% 119%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
See notes to financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
116
BlackRock High Yield Portfolio
Investor A
Six Months
Ended
03/31/25
(unaudited)
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Net asset value, beginning of period ............
$ 7.23  $ 6.71  $ 6.47  $ 7.88  $ 7.42  $ 7.68
Net investment income
(a)
....................
0 .23  0 .46  0 .42  0 .35  0 .34  0 .38
Net realized and unrealized gain (loss) ...........
( 0 .16 ) 0 .53  0 .25  ( 1 .38 ) 0 .47  ( 0 .25 )
Net increase (decrease) from investment operations ... 0.07  0.99  0.67  (1.03) 0.81  0.13
Distributions
(b)
– – – – – –
From net investment income ................. ( 0 .26 ) ( 0 .47 ) ( 0 .43 ) ( 0 .36 ) ( 0 .35 ) ( 0 .39 )
From net realized gain ...................... —  —  —  ( 0 .00 )
(c)
—  —
Return of capital .......................... —  —  ( 0 .00 )
(c)
( 0 .02 ) —  —
Total distributions ........................... (0.26) (0.47) (0.43) (0.38) (0.35) (0.39)
Net asset value, end of period ................. $ 7.04  $ 7.23  $ 6.71  $ 6.47  $ 7.88  $ 7.42
Total Return
(d)
Based on net asset value ..................... 0.99%
(e)
15.24% 10.49% (13.52)% 11.06% 1.90%
Ratios to Average Net Assets
(f)
Total expen ses ............................
0.93%
(g)
0.94% 0.94% 0.92% 0.91% 0.90%
Total expenses after fees waived and/or reimbursed ...
0.91%
(g)
0.92% 0.92% 0.91% 0.90% 0.89%
Total expenses after fees waived and/or reimbursed and
excluding interest expense . ..................
0.91%
(g)
0.92% 0.92% 0.91% 0.90% 0.89%
Net investment income ......................
6.46%
(g)
6.64% 6.27% 4.72% 4.40% 5.09%
Supplemental Data
Net assets, end of period (000) ................. $ 1,098,128  $ 1,137,425  $ 1,069,375  $ 1,088,100  $ 1,408,666  $ 1,298,176
Portfolio turnover rate ........................ 31% 74% 66% 67% 76% 119%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
See notes to financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
117
Financial Highlights
BlackRock High Yield Portfolio
Investor C
Six Months
Ended
03/31/25
(unaudited)
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Net asset value, beginning of period ............
$ 7.24  $ 6.72  $ 6.48  $ 7.90  $ 7.43  $ 7.69
Net investment income
(a)
....................
0 .21  0 .42  0 .38  0 .29  0 .29  0 .33
Net realized and unrealized gain (loss) ...........
( 0 .16 ) 0 .53  0 .25  ( 1 .38 ) 0 .48  ( 0 .25 )
Net increase (decrease) from investment operations ... 0.05  0.95  0.63  (1.09) 0.77  0.08
Distributions
(b)
– – – – – –
From net investment income ................. ( 0 .24 ) ( 0 .43 ) ( 0 .39 ) ( 0 .31 ) ( 0 .30 ) ( 0 .34 )
From net realized gain ...................... —  —  —  ( 0 .00 )
(c)
—  —
Return of capital .......................... —  —  ( 0 .00 )
(c)
( 0 .02 ) —  —
Total distributions ........................... (0.24) (0.43) (0.39) (0.33) (0.30) (0.34)
Net asset value, end of period ................. $ 7.05  $ 7.24  $ 6.72  $ 6.48  $ 7.90  $ 7.43
Total Return
(d)
Based on net asset value ..................... 0.67%
(e)
14.50% 9.76% (14.18)% 10.46% 1.19%
Ratios to Average Net Assets
(f)
Total expen ses ............................
1.58%
(g)
1.58% 1.58% 1.58% 1.57% 1.61%
Total expenses after fees waived and/or reimbursed ...
1.56%
(g)
1.56% 1.58% 1.58% 1.56% 1.60%
Total expenses after fees waived and/or reimbursed and
excluding interest expense . ..................
1.56%
(g)
1.56% 1.58% 1.58% 1.56% 1.60%
Net investment income ......................
5.81%
(g)
6.00% 5.61% 3.98% 3.74% 4.39%
Supplemental Data
Net assets, end of period (000) ................. $ 79,350  $ 80,867  $ 80,427  $ 95,815  $ 159,580  $ 186,558
Portfolio turnover rate ........................ 31% 74% 66% 67% 76% 119%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
See notes to financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
118
BlackRock High Yield Portfolio
Class K
Six Months
Ended
03/31/25
(unaudited)
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Net asset value, beginning of period ............
$ 7.24  $ 6.71  $ 6.48  $ 7.89  $ 7.43  $ 7.68
Net investment income
(a)
....................
0 .25  0 .50  0 .45  0 .37  0 .38  0 .40
Net realized and unrealized gain (loss) ...........
( 0 .17 ) 0 .53  0 .24  ( 1 .37 ) 0 .46  ( 0 .22 )
Net increase (decrease) from investment operations ... 0.08  1.03  0.69  (1.00) 0.84  0.18
Distributions
(b)
– – – – – –
From net investment income ................. ( 0 .28 ) ( 0 .50 ) ( 0 .46 ) ( 0 .39 ) ( 0 .38 ) ( 0 .43 )
From net realized gain ...................... —  —  —  ( 0 .00 )
(c)
—  —
Return of capital .......................... —  —  ( 0 .00 )
(c)
( 0 .02 ) —  —
Total distributions ........................... (0.28) (0.50) (0.46) (0.41) (0.38) (0.43)
Net asset value, end of period ................. $ 7.04  $ 7.24  $ 6.71  $ 6.48  $ 7.89  $ 7.43
Total Return
(d)
Based on net asset value ..................... 1.08%
(e)
15.92% 10.81% (13.12)% 11.53% 2.46%
Ratios to Average Net Assets
(f)
Total expen ses ............................
0.47%
(g)
0.48% 0.48% 0.49% 0.48% 0.48%
Total expenses after fees waived and/or reimbursed ...
0.46%
(g)
0.47% 0.48% 0.48% 0.47% 0.47%
Total expenses after fees waived and/or reimbursed and
excluding interest expense . ..................
0.46%
(g)
0.47% 0.48% 0.48% 0.47% 0.47%
Net investment income ......................
6.90%
(g)
7.07% 6.72% 5.09% 4.86% 5.40%
Supplemental Data
Net assets, end of period (000) ................. $ 12,455,588  $ 11,427,594  $ 7,249,086  $ 6,116,737  $ 7,883,370  $ 11,470,944
Portfolio turnover rate ........................ 31% 74% 66% 67% 76% 119%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
See notes to financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
119
Financial Highlights
BlackRock High Yield Portfolio
Class R
Six Months
Ended
03/31/25
(unaudited)
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Net asset value, beginning of period ............
$ 7.23  $ 6.71  $ 6.47  $ 7.89  $ 7.42  $ 7.68
Net investment income
(a)
....................
0 .22  0 .45  0 .41  0 .33  0 .32  0 .36
Net realized and unrealized gain (loss) ...........
( 0 .16 ) 0 .53  0 .24  ( 1 .39 ) 0 .48  ( 0 .25 )
Net increase (decrease) from investment operations ... 0.06  0.98  0.65  (1.06) 0.80  0.11
Distributions
(b)
– – – – – –
From net investment income ................. ( 0 .25 ) ( 0 .46 ) ( 0 .41 ) ( 0 .34 ) ( 0 .33 ) ( 0 .37 )
From net realized gain ...................... —  —  —  ( 0 .00 )
(c)
—  —
Return of capital .......................... —  —  ( 0 .00 )
(c)
( 0 .02 ) —  —
Total distributions ........................... (0.25) (0.46) (0.41) (0.36) (0.33) (0.37)
Net asset value, end of period ................. $ 7.04  $ 7.23  $ 6.71  $ 6.47  $ 7.89  $ 7.42
Total Return
(d)
Based on net asset value ..................... 0.88%
(e)
14.97% 10.22% (13.84)% 10.94% 1.64%
Ratios to Average Net Assets
(f)
Total expen ses ............................
1.14%
(g)
1.17% 1.17% 1.16% 1.15% 1.16%
Total expenses after fees waived and/or reimbursed ...
1.12%
(g)
1.16% 1.17% 1.16% 1.14% 1.15%
Total expenses after fees waived and/or reimbursed and
excluding interest expense . ..................
1.12%
(g)
1.16% 1.17% 1.16% 1.14% 1.15%
Net investment income ......................
6.24%
(g)
6.40% 6.03% 4.51% 4.16% 4.84%
Supplemental Data
Net assets, end of period (000) ................. $ 111,009  $ 110,249  $ 91,412  $ 91,124  $ 109,138  $ 110,465
Portfolio turnover rate ........................ 31% 74% 66% 67% 76% 119%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
120
(a)
Based on average shares outstanding.
(b)
Amount is less than $0.005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Low Duration Bond Portfolio
Institutional
Six Months
Ended
03/31/25
(unaudited)
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Net asset value, beginning of period ............
$ 9.16  $ 8.82  $ 8.91  $ 9.72  $ 9.71  $ 9.64
Net investment income
(a)
....................
0 .20  0 .40  0 .33  0 .15  0 .12  0 .19
Net realized and unrealized gain (loss) ...........
( 0 .06 ) 0 .34  0 .00
(b)
( 0 .79 ) 0 .02  0 .09
Net increase (decrease) from investment operations ... 0.14  0.74  0.33  (0.64) 0.14  0.28
Distributions
(c)
– – – – – –
From net investment income ................. ( 0 .20 ) ( 0 .33 ) ( 0 .42 ) ( 0 .17 ) ( 0 .13 ) ( 0 .21 )
Return of capital .......................... —  ( 0 .07 ) —  —  —  ( 0 .00 )
(d)
Total distributions ........................... (0.20) (0.40) (0.42) (0.17) (0.13) (0.21)
Net asset value, end of period ................. $ 9.10  $ 9.16  $ 8.82  $ 8.91  $ 9.72  $ 9.71
Total Return
(e)
Based on net asset value ..................... 1.57%
(f)
8.63% 3.77% (6.61)% 1.47% 3.00%
Ratios to Average Net Assets
(g)
Total expen ses ............................
0.46%
(h)
0.45% 0.43% 0.43% 0.44% 0.45%
Total expenses after fees waived and/or reimbursed ...
0.40%
(h)
0.40% 0.40% 0.40% 0.40% 0.41%
Total expenses after fees waived and/or reimbursed and
excluding interest expense . ..................
0.40%
(h)
0.40% 0.40% 0.40% 0.40% 0.40%
Net investment income ......................
4.45%
(h)
4.49% 3.71% 1.58% 1.20% 2.03%
Supplemental Data
Net assets, end of period (000) ................. $ 2,451,710  $ 3,407,604  $ 3,599,334  $ 4,789,552  $ 6,395,606  $ 5,375,701
Portfolio turnover rate
(i)
....................... 112% 134% 212% 163% 129% 213%
Six Months
Ended
03/31/25
(unaudited)
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Portfolio turnover rate (excluding MDRs) ...............................
111% 121% 183% 153% 125% 170%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
121
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Low Duration Bond Portfolio
Investor A
Six Months
Ended
03/31/25
(unaudited)
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Net asset value, beginning of period ............
$ 9.15  $ 8.82  $ 8.90  $ 9.72  $ 9.71  $ 9.63
Net investment income
(a)
....................
0 .19  0 .38  0 .31  0 .13  0 .09  0 .17
Net realized and unrealized gain (loss) ...........
( 0 .05 ) 0 .33  0 .01  ( 0 .80 ) 0 .03  0 .10
Net increase (decrease) from investment operations ... 0.14  0.71  0.32  (0.67) 0.12  0.27
Distributions
(b)
– – – – – –
From net investment income ................. ( 0 .19 ) ( 0 .31 ) ( 0 .40 ) ( 0 .15 ) ( 0 .11 ) ( 0 .19 )
Return of capital .......................... —  ( 0 .07 ) —  —  —  ( 0 .00 )
(c)
Total distributions ........................... (0.19) (0.38) (0.40) (0.15) (0.11) (0.19)
Net asset value, end of period ................. $ 9.10  $ 9.15  $ 8.82  $ 8.90  $ 9.72  $ 9.71
Total Return
(d)
Based on net asset value ..................... 1.55%
(e)
8.24% 3.63% (6.95)% 1.22% 2.85%
Ratios to Average Net Assets
(f)
Total expen ses ............................
0.73%
(g)
0.71% 0.69% 0.74% 0.74% 0.76%
Total expenses after fees waived and/or reimbursed ...
0.65%
(g)
0.65% 0.65% 0.65% 0.65% 0.66%
Total expenses after fees waived and/or reimbursed and
excluding interest expense . ..................
0.65%
(g)
0.65% 0.65% 0.65% 0.65% 0.65%
Net investment income ......................
4.20%
(g)
4.24% 3.46% 1.34% 0.96% 1.77%
Supplemental Data
Net assets, end of period (000) ................. $ 528,239  $ 561,166  $ 676,646  $ 916,865  $ 1,199,702  $ 1,412,985
Portfolio turnover rate
(h)
....................... 112% 134% 212% 163% 129% 213%
Six Months
Ended
03/31/25
(unaudited)
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Portfolio turnover rate (excluding MDRs) ...............................
111% 121% 183% 153% 125% 170%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
122
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Low Duration Bond Portfolio
Investor A1
Six Months
Ended
03/31/25
(unaudited)
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Net asset value, beginning of period ............
$ 9.16  $ 8.83  $ 8.91  $ 9.73  $ 9.71  $ 9.64
Net investment income
(a)
....................
0 .20  0 .39  0 .32  0 .14  0 .11  0 .19
Net realized and unrealized gain (loss) ...........
( 0 .05 ) 0 .34  0 .01  ( 0 .80 ) 0 .03  0 .09
Net increase (decrease) from investment operations ... 0.15  0.73  0.33  (0.66) 0.14  0.28
Distributions
(b)
– – – – – –
From net investment income ................. ( 0 .20 ) ( 0 .33 ) ( 0 .41 ) ( 0 .16 ) ( 0 .12 ) ( 0 .21 )
Return of capital .......................... —  ( 0 .07 ) —  —  —  ( 0 .00 )
(c)
Total distributions ........................... (0.20) (0.40) (0.41) (0.16) (0.12) (0.21)
Net asset value, end of period ................. $ 9.11  $ 9.16  $ 8.83  $ 8.91  $ 9.73  $ 9.71
Total Return
(d)
Based on net asset value ..................... 1.63%
(e)
8.39% 3.78% (6.80)% 1.48% 2.90%
Ratios to Average Net Assets
(f)
Total expen ses ............................
0.64%
(g)
0.63% 0.63% 0.62% 0.59% 0.60%
Total expenses after fees waived and/or reimbursed ...
0.50%
(g)
0.50% 0.50% 0.50% 0.50% 0.51%
Total expenses after fees waived and/or reimbursed and
excluding interest expense . ..................
0.50%
(g)
0.50% 0.50% 0.50% 0.50% 0.50%
Net investment income ......................
4.34%
(g)
4.39% 3.62% 1.50% 1.13% 1.93%
Supplemental Data
Net assets, end of period (000) ................. $ 3,968  $ 4,170  $ 4,532  $ 5,134  $ 6,710  $ 8,141
Portfolio turnover rate
(h)
....................... 112% 134% 212% 163% 129% 213%
Six Months
Ended
03/31/25
(unaudited)
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Portfolio turnover rate (excluding MDRs) ...............................
111% 121% 183% 153% 125% 170%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
123
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Low Duration Bond Portfolio
Investor C
Six Months
Ended
03/31/25
(unaudited)
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Net asset value, beginning of period ............
$ 9.15  $ 8.82  $ 8.90  $ 9.72  $ 9.70  $ 9.63
Net investment income
(a)
....................
0 .16  0 .31  0 .24  0 .05  0 .02  0 .10
Net realized and unrealized gain (loss) ...........
( 0 .05 ) 0 .33  0 .01  ( 0 .79 ) 0 .04  0 .09
Net increase (decrease) from investment operations ... 0.11  0.64  0.25  (0.74) 0.06  0.19
Distributions
(b)
– – – – – –
From net investment income ................. ( 0 .16 ) ( 0 .26 ) ( 0 .33 ) ( 0 .08 ) ( 0 .04 ) ( 0 .12 )
Return of capital .......................... —  ( 0 .05 ) —  —  —  ( 0 .00 )
(c)
Total distributions ........................... (0.16) (0.31) (0.33) (0.08) (0.04) (0.12)
Net asset value, end of period ................. $ 9.10  $ 9.15  $ 8.82  $ 8.90  $ 9.72  $ 9.70
Total Return
(d)
Based on net asset value ..................... 1.18%
(e)
7.43% 2.86% (7.65)% 0.57% 1.98%
Ratios to Average Net Assets
(f)
Total expen ses ............................
1.45%
(g)
1.46% 1.45% 1.45% 1.45% 1.50%
Total expenses after fees waived and/or reimbursed ...
1.40%
(g)
1.40% 1.40% 1.40% 1.40% 1.41%
Total expenses after fees waived and/or reimbursed and
excluding interest expense . ..................
1.40%
(g)
1.40% 1.40% 1.40% 1.40% 1.40%
Net investment income ......................
3.45%
(g)
3.49% 2.70% 0.58% 0.23% 1.05%
Supplemental Data
Net assets, end of period (000) ................. $ 16,897  $ 19,857  $ 26,808  $ 36,103  $ 51,625  $ 69,913
Portfolio turnover rate
(h)
....................... 112% 134% 212% 163% 129% 213%
Six Months
Ended
03/31/25
(unaudited)
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Portfolio turnover rate (excluding MDRs) ...............................
111% 121% 183% 153% 125% 170%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
124
(a)
Based on average shares outstanding.
(b)
Amount is less than $0.005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Low Duration Bond Portfolio
Class K
Six Months
Ended
03/31/25
(unaudited)
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Net asset value, beginning of period ............
$ 9.15  $ 8.81  $ 8.90  $ 9.72  $ 9.70  $ 9.63
Net investment income
(a)
....................
0 .20  0 .41  0 .33  0 .15  0 .12  0 .20
Net realized and unrealized gain (loss) ...........
( 0 .05 ) 0 .34  0 .00
(b)
( 0 .79 ) 0 .04  0 .09
Net increase (decrease) from investment operations ... 0.15  0.75  0.33  (0.64) 0.16  0.29
Distributions
(c)
– – – – – –
From net investment income ................. ( 0 .20 ) ( 0 .34 ) ( 0 .42 ) ( 0 .18 ) ( 0 .14 ) ( 0 .22 )
Return of capital .......................... —  ( 0 .07 ) —  —  —  ( 0 .00 )
(d)
Total distributions ........................... (0.20) (0.41) (0.42) (0.18) (0.14) (0.22)
Net asset value, end of period ................. $ 9.10  $ 9.15  $ 8.81  $ 8.90  $ 9.72  $ 9.70
Total Return
(e)
Based on net asset value ..................... 1.70%
(f)
8.68% 3.82% (6.67)% 1.63% 3.05%
Ratios to Average Net Assets
(g)
Total expen ses ............................
0.37%
(h)
0.38% 0.37% 0.37% 0.37% 0.38%
Total expenses after fees waived and/or reimbursed ...
0.35%
(h)
0.35% 0.35% 0.35% 0.36% 0.36%
Total expenses after fees waived and/or reimbursed and
excluding interest expense . ..................
0.35%
(h)
0.35% 0.35% 0.35% 0.36% 0.35%
Net investment income ......................
4.50%
(h)
4.54% 3.76% 1.65% 1.23% 2.07%
Supplemental Data
Net assets, end of period (000) ................. $ 653,872  $ 538,692  $ 617,831  $ 814,127  $ 943,607  $ 557,997
Portfolio turnover rate
(i)
....................... 112% 134% 212% 163% 129% 213%
Six Months
Ended
03/31/25
(unaudited)
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Portfolio turnover rate (excluding MDRs) ...............................
111% 121% 183% 153% 125% 170%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
125
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Low Duration Bond Portfolio
Class R
Six Months
Ended
03/31/25
(unaudited)
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Net asset value, beginning of period ............
$ 9.15  $ 8.82  $ 8.90  $ 9.72  $ 9.70  $ 9.63
Net investment income
(a)
....................
0 .18  0 .36  0 .29  0 .11  0 .07  0 .15
Net realized and unrealized gain (loss) ...........
( 0 .05 ) 0 .33  0 .01  ( 0 .80 ) 0 .03  0 .09
Net increase (decrease) from investment operations ... 0.13  0.69  0.30  (0.69) 0.10  0.24
Distributions
(b)
– – – – – –
From net investment income ................. ( 0 .18 ) ( 0 .30 ) ( 0 .38 ) ( 0 .13 ) ( 0 .08 ) ( 0 .17 )
Return of capital .......................... —  ( 0 .06 ) —  —  —  ( 0 .00 )
(c)
Total distributions ........................... (0.18) (0.36) (0.38) (0.13) (0.08) (0.17)
Net asset value, end of period ................. $ 9.10  $ 9.15  $ 8.82  $ 8.90  $ 9.72  $ 9.70
Total Return
(d)
Based on net asset value ..................... 1.43%
(e)
7.97% 3.37% (7.18)% 1.07% 2.49%
Ratios to Average Net Assets
(f)
Total expen ses ............................
1.10%
(g)
1.09% 1.05% 1.09% 1.07% 1.08%
Total expenses after fees waived and/or reimbursed ...
0.90%
(g)
0.90% 0.90% 0.90% 0.91% 0.91%
Total expenses after fees waived and/or reimbursed and
excluding interest expense . ..................
0.90%
(g)
0.90% 0.90% 0.90% 0.91% 0.90%
Net investment income ......................
3.94%
(g)
3.98% 3.21% 1.17% 0.72% 1.54%
Supplemental Data
Net assets, end of period (000) ................. $ 1,456  $ 1,854  $ 2,154  $ 2,721  $ 2,153  $ 2,405
Portfolio turnover rate
(h)
....................... 112% 134% 212% 163% 129% 213%
Six Months
Ended
03/31/25
(unaudited)
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Portfolio turnover rate (excluding MDRs) ...............................
111% 121% 183% 153% 125% 170%
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
126
1. ORGANIZATION
BlackRock Funds V (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional, Service and Class K Shares are sold only to certain eligible investors. Service, Investor A, Investor A1, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Investor A1 Shares are only available for dividend and capital gain reinvestment by existing shareholders, and for purchase by certain employer-
sponsored retirement plans. Class R Shares are sold without a sales charge and only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor
A Shares distribution and service plan).
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
Basis of Consolidation:  The accompanying consolidated financial statements of High Yield  include the accounts of BR-HIYLD Subsidiary II, LLC (the “Taxable Subsidiary”),
which is a wholly-owned taxable subsidiary of High Yield. The Taxable Subsidiary enables High Yield to hold certain pass-through investments and satisfy regulated investment company tax requirements. Income earned and gains realized on the investments held by the Taxable Subsidiary are taxable to such subsidiary. A tax provision for income, if any, is shown as income tax in the Consolidated Statement of Operations for High Yield. A tax provision for realized and unrealized gains, if any, is included as a reduction of realized and/or unrealized gain (loss) in the Consolidated Statement of Operations for High Yield. Taxes payable or deferred as of March 31, 2025 , if any, are disclosed in the Consolidated Statement of Assets and Liabilities for High Yield. High Yield may invest up to 25% of its total assets in the Taxable Subsidiary. The net assets of the Taxable Subsidiary as of period end were $353,465, which is less than 0.01% of High Yield’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Taxable Subsidiary is subject to the same investment policies and restrictions that apply to High Yield.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition : For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized
Fund Name Herein Referred To As
Diversification
Classification
BlackRock Core Bond Portfolio ............................................... Core Bond Diversified
BlackRock High Yield Portfolio ................................................ High Yield Diversified
BlackRock Low Duration Bond Portfolio .......................................... Low Duration Bond Diversified
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge ("CDSC")
Conversion Privilege
Institutional, Service, Class K and Class R Shares .......................... No No None
Investor A Shares .............................................. Yes No
(a)
None
Investor A1 Shares ............................................. No
(b)
No
(c)
None
Investor C Shares ............................................. No Yes
(d)
To Investor A Shares after
approximately 8 years
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
Investor A1 Shares are subject to a maximum sales charge on purchases of 1.00%. The sales charge does not apply to dividend and capital gain reinvestments by existing shareholders and new purchases for certain employer-sponsored retirement plans, which are currently the only investors who may invest in Investor A1 Shares.
(c)
Investor A1 Shares may be subject to CDSC for certain redemptions where no initial sales charge was paid at the time of purchase. However, the CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders.
(d)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

Notes to Financial Statements
(unaudited) (continued)
127
Notes to Financial Statements
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2025 , if any, are disclosed in the Statements of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board, the Trustees who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees . This has the same economic effect for the Independent  Trustees as if the Independent  Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-
Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the
BlackRock Fixed-Income Complex and reflected as Trustee and Officer expense on the Statements of Operations. The Trustee and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Funds' adoption of the new standard impacted financial statement disclosures only and did not affect each Fund's financial position or results of operations.
The Chief Financial Officer acts as the Funds' Chief Operating Decision Maker (“CODM") and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of each Fund has approved the designation of each Fund’s Manager

Notes to Financial Statements
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as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the
Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid
(long positions) or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

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129
Notes to Financial Statements
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of March 31, 2025, certain investments of the High Yield Portfolio Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to

Notes to Financial Statements
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130
the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are

Notes to Financial Statements
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131
Notes to Financial Statements
typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, High Yield had the following unfunded floating rate loan interests:
=
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Commitments: Commitments are agreements to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering.
Such agreements may obligate a fund to make future cash payments. As of March 31, 2025, High Yield had an outstanding commitment of GBP 80,567. This commitment is not included in the net assets of High Yield as of March 31, 2025.
Short Sale Transactions: In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security. When a fund makes a short sale, it will borrow the security sold short from a broker/counterparty and deliver the security to the purchaser. To close out a short position, a fund delivers the same security to the broker and records a liability to reflect the obligation to return the security to the broker. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A fund maintains a segregated account of securities or deposits cash with the broker-dealer as collateral for the short sales. Cash deposited with the broker is recorded as an asset in the Statements of Assets and Liabilities. Securities segregated as collateral are denoted in the Schedules of Investments.
A fund may pay a financing fee for the difference between the market value of the short position and the cash collateral deposited with the broker which would be recorded as interest expense. A fund is required to repay the counterparty any dividends received on the security sold short, which, if applicable, is shown as dividend expense in the
Statements of Operations. A fund may pay a fee on the assets borrowed from the counterparty, which, if applicable, is shown as broker fees and expenses on short sales in the Statements of Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
High Yield ArchKey Holdings, Inc., Delayed Draw 1st Lien Term Loan ..... $ 549,638 $ 546,890 $ 549,182 $ 2,292
High Yield
GrafTech Global Enterprises, Inc., Delayed Draw 1st Lien Term
Loan ......................................... 3,506,941 3,506,941 3,574,906 67,965
High Yield Kaman Corp., Delayed Draw 1st Lien Term Loan ............ 3,276,574 3,272,478 3,230,145 (42,333)
High Yield Raven Acquisition Holdings LLC, Delayed Draw 1st Lien Term Loan 1,101,673 1,096,164 1,087,438 (8,726)
High Yield Signia Aerospace LLC, Delayed Draw 1st Lien Term Loan ..... 1,416,682 1,413,141 1,406,058 (7,083)
High Yield SWF Holdings I Corp., Delayed Draw 1st Lien Term Loan ...... 3,260,026 3,260,026 3,269,806 9,780
$ 21,895

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the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain is limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.
Securities Lending:  Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
As of period end, the following table is a summary of the High Yield's securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
High Yield
Barclays Capital, Inc. .......................... $ 117,498,698 $ (117,498,698) $ — $ —
BMO Capital Markets Corp. ...................... 7,726,419 (7,726,419) — —
BofA Securities, Inc. ........................... 252,294,084 (252,294,084) — —
Citigroup Global Markets, Inc. .................... 152,761,500 (152,761,500) — —
Goldman Sachs & Co. LLC ...................... 84,140,298 (84,140,298) — —
Morgan Stanley .............................. 22,148 (22,148) — —
UBS Securities LLC ........................... 883 (883) — —
$ 614,444,030 $ (614,444,030) $ — $ —
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
133
Notes to Financial Statements
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and
Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
Swaptions – The Funds may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Foreign currency options - The Funds may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
134
and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Funds may enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

Notes to Financial Statements
(unaudited) (continued)
135
Notes to Financial Statements
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of  the Funds , entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
The Manager provides investment management and other services to the Taxable Subsidiary. The Manager does not receive separate compensation from the Taxable
Subsidiary for providing investment management or administrative services. However, High Yield pays the Manager based on the Fund's net assets, which includes the assets of the Taxable Subsidiary.
With respect to High Yield, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”) (the "Sub-Adviser"), an affiliate of the Manager.
The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
With respect to Core Bond and Low Duration Bond, the Manager entered into separate sub-advisory agreements with each of BIL and BlackRock (Singapore) Limited (“BSL”)
(collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of each Fund for which BIL and
BSL, as applicable, acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Service and Distribution Fees: The Trust , on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments,
LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
Core Bond
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.350%
$1 billion - $2 billion ..................................................................................................... 0.340
$2 billion - $3 billion ..................................................................................................... 0.330
Greater than $3 billion ................................................................................................... 0.320
High Yield
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.500%
$1 billion - $2 billion ..................................................................................................... 0.450
$2 billion - $3 billion ..................................................................................................... 0.425
$3 billion - $25 billion .................................................................................................... 0.400
$25 billion - $30 billion ................................................................................................... 0.375
Greater than $30 billion ................................................................................................... 0.350
Low Duration
Bond
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.310%
$1 billion - $3 billion ..................................................................................................... 0.290
$3 billion - $5 billion ..................................................................................................... 0.280
$5 billion - $10 billion .................................................................................................... 0.270
Greater than $10 billion ................................................................................................... 0.260
Share Class Service Fees Distribution Fees
Service .................................................................................................. 0.25% — %
Investor A ................................................................................................. 0.25 —
Investor A1 ................................................................................................ 0.10 —
Investor C ................................................................................................. 0.25 0.75
Class R .................................................................................................. 0.25 0.25

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
136
For the six months ended March 31, 2025, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the six months ended March 31, 2025, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the  six months  ended March 31, 2025, the Funds  paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended March 31, 2025, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
For the six months ended March 31, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Other Fees: For the  six months ended  March 31, 2025 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor
A Shares as follows:
For the six months ended March 31, 2025, affiliates received CDSCs as follows:
Fund Name Service Investor A Investor A1 Investor C Class R Total
Core Bond .................................................. $ — $ 430,720 $ — $ 67,323 $ 3,970 $ 502,013
High Yield ................................................... 120,729 1,389,153 — 399,105 275,740 2,184,727
Low Duration Bond ............................................ — 677,011 2,012 89,628 4,356 773,007
Average Daily Net Assets Administration Fees
First $500 million ...................................................................................................... 0.0425%
$500 million - $1 billion .................................................................................................. 0.0400
$1 billion - $2 billion .................................................................................................... 0.0375
$2 billion - $4 billion .................................................................................................... 0.0350
$4 billion - $13 billion ................................................................................................... 0.0325
Greater than $13 billion .................................................................................................. 0.0300
Fund Name Institutional Service Investor A Investor A1 Investor C Class K Class R Total
Core Bond .................................... $ 270,848 $ — $ 34,458 $ — $ 1,346 $ 79,328 $ 159 $ 386,139
High Yield ..................................... 1,258,354 9,658 111,132 — 7,982 1,221,647 11,030 2,619,803
Low Duration Bond .............................. 263,690 — 54,161 402 1,793 59,833 174 380,053
Fund Name Institutional
High Yield ............................................................................................................... $ 36,203
Low Duration Bond ........................................................................................................ 198,529
Fund Name Institutional Service Investor A Investor A1 Investor C Class K Class R Total
Core Bond .................................... $ 3,032 $ — $ 5,904 $ — $ — $ 849 $ 53 $ 9,838
High Yield ..................................... 19,998 315 35,199 — 2,904 13,890 1,503 73,809
Low Duration Bond .............................. 3,893 — 4,059 175 637 678 58 9,500
Fund Name Institutional Service Investor A Investor A1 Investor C Class K Class R Total
Core Bond .................................... $ 1,617,382 $ — $ 216,749 $ — $ 5,832 $ 17,809 $ 1,762 $ 1,859,534
High Yield ..................................... 6,471,965 97,702 1,155,672 — 42,580 265,714 94,252 8,127,885
Low Duration Bond .............................. 1,120,090 — 282,204 3,336 7,445 9,376 1,994 1,424,445
Fund Name Other Fees
Core Bond ............................................................................................................. $ 6,224
High Yield .............................................................................................................. 23,955
Low Duration Bond ....................................................................................................... 6,791
Fund Name Investor A Investor C
Core Bond .................................................................................................. $ 2,347 $ 367
High Yield ................................................................................................... 2,346 9,726
Low Duration Bond ............................................................................................ 1,297 3,408

Notes to Financial Statements
(unaudited) (continued)
137
Notes to Financial Statements
Expense Limitations, Waivers, and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through
June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations.
For the six months ended March 31, 2025 , the amounts waived were as follows:
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-
income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended March 31, 2025, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the
Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended March 31, 2025, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:
Fund Name
Fees Waived
and/or Reimbursed
by the Manager
Core Bond ......................................................................................................... $ 44,386
High Yield .......................................................................................................... 151,913
Low Duration Bond ................................................................................................... 20,582
Fund Name
Fees Waived
and/or
Reimbursed
by the Manager
Core Bond ............................................................................................................. $ 7,269
High Yield .............................................................................................................. 2,104,144
Fund Name Institutional Service Investor A Investor A1 Investor C Class K Class R
Core Bond ....................................... 0.43 % N/A 0.68 % N/A 1.43% 0.38% 0.93%
High Yield ........................................ 0.67 1.02% 0.92 N/A 1.72 0.58 1.28
Low Duration Bond ................................. 0.40 N/A 0.65 0.50% 1.40 0.35 0.90
Fund Name
Fees Waived
and/or
Reimbursed
by the
Manager
Core Bond ............................................................................................................... $ 245,962
Low Duration Bond ......................................................................................................... 30,063

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
138
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the six months ended March 31, 2025, class specific expense waivers and/or reimbursements were as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, High Yield retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed-Income Complex in a calendar year exceeds specified thresholds, High Yield, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Prior to January 1, 2025, the Fund retained 81% of securities lending income (which excluded collateral investment fees) and the amount retained could never be less than
70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed-Income Complex in a calendar year exceeded specified thresholds, the Fund would retain for the remainder of that calendar year 81% of securities lending income (which excluded collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees
The share of securities lending income earned by High Yield is shown as securities lending income — affiliated — net in the Statements of Operation. For the six months ended March 31, 2025, the Fund paid BIM $212,051 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund participated in a joint lending and borrowing facility for temporary purposes
(the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Funds did not participate in the Interfund Lending Program.
Fund Name/Share Class
Administration Fees
Waived by the Manager
— Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
— Class Specific
Core Bond
Institutional .................................................................................... $ 270,848 $ 940,524
Investor A ..................................................................................... 34,458 130,708
Investor C ..................................................................................... 1,346 2,449
Class K ...................................................................................... 79,328 17,809
Class R ...................................................................................... 159 1,360
$ 386,139 $ 1,092,850
High Yield
Investor A ..................................................................................... 1,561 —
$ 1,561 $ —
Low Duration Bond
Institutional .................................................................................... 263,690 442,039
Investor A ..................................................................................... 54,161 141,778
Investor A1 .................................................................................... 402 2,287
Investor C ..................................................................................... 1,789 2,802
Class K ...................................................................................... 57,683 6,689
Class R ...................................................................................... 174 1,536
$ 377,899 $ 597,131

Notes to Financial Statements
(unaudited) (continued)
139
Notes to Financial Statements
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds' Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
7. PURCHASES AND SALES
For the six months ended March 31, 2025, purchases and sales of investments, including paydowns/payups, mortgage dollar rolls and excluding short-term securities, were as follows:
For the six months ended March 31, 2025, purchases and sales related to mortgage dollar rolls were as follows:
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Funds’ NAV.
As of September 30, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:
As of March 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum,
(b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple
SOFR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.
During the six months ended March 31, 2025, the Funds did not borrow under the credit agreement.
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
Core Bond .......................................................... $ 10,206,709,394 $ 10,165,302,980 $ 1,188,692,891 $ 1,180,417,573
High Yield ........................................................... — — 9,250,648,952 8,074,626,721
Low Duration Bond .................................................... 3,034,913,722 3,214,188,661 1,229,059,809 1,505,546,273
Fund Name Purchases Sales
Core Bond .......................................................................................... $ 3,139,482,669 $ 3,140,546,436
Low Duration Bond .................................................................................... 42,530,911 42,532,959
Fund Name
Non-Expiring
Capital Loss
Carryforwards
Qualified Late-Year
Ordinary Losses
Core Bond .......................................................................................... $ (398,555,708) $ (1,624,586)
High Yield ........................................................................................... (1,402,895,072) —
Low Duration Bond .................................................................................... (525,526,841) (9,622,923)
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Core Bond ...................................................... $ 4,580,831,720 $ 20,848,857 $ (182,969,815) $ (162,120,958)
High Yield ...................................................... 27,309,229,769 378,703,577 (460,791,938) (82,088,361)
Low Duration Bond ................................................ 3,665,030,195 31,756,876 (33,512,877) (1,756,001)

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
140
10.  PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk : Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each
Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Notes to Financial Statements
(unaudited) (continued)
141
Notes to Financial Statements
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-
backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedules of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
d
Six Months Ended
03/31/25
Year Ended
09/30/24
Fund Name/Share Class
Shares Amount Shares Amount
Core Bond
Institutional
Shares sold ..........................................
38,800,897 $ 318,831,734 125,144,171 $ 1,019,674,666
Shares issued in reinvestment of distributions .....................
5,534,039 45,503,266 11,681,354 95,953,257
Shares redeemed ......................................
(60,115,739) (492,547,116) (148,361,639) (1,203,338,723)
(15,780,803) $ (128,212,116) (11,536,114) $ (87,710,800)
Investor A
Shares sold and automatic conversion of shares ....................
4,955,331 $ 40,792,585 9,221,438 $ 75,738,231
Shares issued in reinvestment of distributions .....................
753,638 6,207,312 1,723,288 14,168,493
Shares redeemed ......................................
(6,084,299) (49,993,662) (13,624,210) (111,748,723)
(375,330) $ (2,993,765) (2,679,484) $ (21,841,999)
Investor C
Shares sold ..........................................
278,216 $ 2,280,967 568,506 $ 4,643,549
Shares issued in reinvestment of distributions .....................
24,325 199,382 53,168 435,152
Shares redeemed and automatic conversion of shares ...............
(243,796) (1,998,991) (751,560) (6,145,493)
58,745 $ 481,358 (129,886) $ (1,066,792)
Class K
Shares sold ..........................................
13,519,740 $ 111,646,136 25,577,986 $ 210,226,220
Shares issued in reinvestment of distributions .....................
1,773,179 14,631,691 3,360,391 27,695,504
Shares redeemed ......................................
(13,589,671) (111,984,823) (19,409,320) (159,193,832)
1,703,248 $ 14,293,004 9,529,057 $ 78,727,892

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
142
d
Six Months Ended
03/31/25
Year Ended
09/30/24
Fund Name/Share Class
Shares Amount Shares Amount
Class R
Shares sold ..........................................
24,219 $ 199,232 54,760 $ 453,582
Shares issued in reinvestment of distributions .....................
3,443 28,363 6,600 54,339
Shares redeemed ......................................
(30,165) (249,792) (29,856) (246,742)
(2,503) $ (22,197) 31,504 $ 261,179
(14,396,643) $ (116,453,716) (4,784,923) $ (31,630,520)
High Yield
Institutional
Shares sold ..........................................
353,749,774 $ 2,524,497,057 602,431,077 $ 4,178,219,039
Shares issued in reinvestment of distributions .....................
64,568,237 460,456,073 114,694,561 803,834,943
Shares redeemed ......................................
(306,416,740) (2,185,983,812) (603,181,707) (4,178,778,707)
111,901,271 $ 798,969,318 113,943,931 $ 803,275,275
Service
Shares sold ..........................................
5,206,552 $ 37,172,373 6,629,134 $ 46,712,352
Shares issued in reinvestment of distributions .....................
488,125 3,483,157 843,584 5,918,800
Shares redeemed ......................................
(7,414,733) (53,018,545) (5,948,560) (41,843,138)
(1,720,056) $ (12,363,015) 1,524,158 $ 10,788,014
Investor A
Shares sold and automatic conversion of shares ....................
28,031,844 $ 200,194,454 52,045,425 $ 363,430,725
Shares issued in reinvestment of distributions .....................
5,097,569 36,333,480 9,669,528 67,708,956
Shares redeemed ......................................
(34,365,660) (245,120,418) (63,830,445) (445,742,635)
(1,236,247) $ (8,592,484) (2,115,492) $ (14,602,954)
Investor C
Shares sold ..........................................
1,427,763 $ 10,207,389 2,644,795 $ 18,530,279
Shares issued in reinvestment of distributions .....................
358,294 2,558,214 652,198 4,573,061
Shares redeemed and automatic conversion of shares ...............
(1,692,755) (12,113,889) (4,101,058) (28,422,471)
93,302 $ 651,714 (804,065) $ (5,319,131)
Class K
Shares sold ..........................................
376,527,766 $ 2,699,171,659 713,599,388 $ 5,038,008,497
Shares issued in reinvestment of distributions .....................
62,624,621 446,669,195 83,557,732 586,693,641
Shares redeemed ......................................
(249,480,806) (1,786,862,261) (297,831,606) (2,081,668,694)
189,671,581 $ 1,358,978,593 499,325,514 $ 3,543,033,444
Class R
Shares sold ..........................................
1,656,074 $ 11,830,745 3,549,353 $ 24,834,847
Shares issued in reinvestment of distributions .....................
548,218 3,908,732 932,334 6,533,512
Shares redeemed ......................................
(1,675,030) (11,962,918) (2,862,199) (19,943,672)
529,262 $ 3,776,559 1,619,488 $ 11,424,687
299,239,113 $ 2,141,420,685 613,493,534 $ 4,348,599,335
Low Duration Bond
Institutional
Shares sold ..........................................
29,708,285 $ 269,775,636 92,844,531 $ 835,730,492
Shares issued in reinvestment of distributions .....................
6,133,200 55,691,418 16,388,628 147,287,089
Shares redeemed ......................................
(138,674,750) (1,259,926,259) (145,055,296) (1,300,931,883)
(102,833,265) $ (934,459,205) (35,822,137) $ (317,914,302)
Investor A
Shares sold and automatic conversion of shares ....................
6,221,519 $ 56,450,867 12,124,190 $ 108,669,954
Shares issued in reinvestment of distributions .....................
1,106,475 10,044,750 2,657,435 23,871,664
Shares redeemed ......................................
(10,590,099) (96,135,944) (30,194,514) (270,337,447)
(3,262,105) $ (29,640,327) (15,412,889) $ (137,795,829)
Investor A1
Shares sold ..........................................
582 $ 5,301 3 $ 25
Shares issued in reinvestment of distributions .....................
6,129 55,676 14,656 131,783
Shares redeemed ......................................
(26,243) (238,290) (72,870) (653,651)
(19,532) $ (177,313) (58,211) $ (521,843)
Investor C
Shares sold ..........................................
243,646 $ 2,210,402 393,302 $ 3,539,997
Shares issued in reinvestment of distributions .....................
31,364 284,640 84,368 757,249
Shares redeemed and automatic conversion of shares ...............
(587,882) (5,332,440) (1,348,268) (12,089,347)
(312,872) $ (2,837,398) (870,598) $ (7,792,101)

Notes to Financial Statements
(unaudited) (continued)
143
Notes to Financial Statements
12. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:
Effective April 10, 2025, the credit agreement was extended until April 2026 under substantially similar terms.
d
Six Months Ended
03/31/25
Year Ended
09/30/24
Fund Name/Share Class
Shares Amount Shares Amount
Class K
Shares sold ..........................................
21,424,232 $ 194,410,737 17,105,322 $ 153,532,138
Shares issued in reinvestment of distributions .....................
1,406,533 12,765,398 2,673,487 24,009,155
Shares redeemed ......................................
(9,820,342) (89,132,505) (30,988,156) (277,290,457)
13,010,423 $ 118,043,630 (11,209,347) $ (99,749,164)
Class R
Shares sold ..........................................
30,915 $ 280,925 37,114 $ 332,144
Shares issued in reinvestment of distributions .....................
3,589 32,569 8,746 78,546
Shares redeemed ......................................
(76,993) (699,859) (87,544) (786,274)
(42,489) $ (386,365) (41,684) $ (375,584)
(93,459,840) $ (849,456,978) (63,414,866) $ (564,148,823)

Additional Information
2025
BlackRock Semi-Annual Financial Statements and Additional Information
144
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Funds.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
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also visit blackrock.com for more information.
Automatic Investment Plans
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any of the BlackRock funds.
Systematic Withdrawal Plans
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Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
145
Additional Information
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
(a)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
(a)
For BlackRock Core Bond Portfolio and BlackRock Low Duration Bond Portfolio.
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in these Financial Statements
2025
BlackRock Semi-Annual Financial Statements and Additional Information
146
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
GBP British Pound
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
PLN Polish Zloty
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ABS Asset-Backed Security
BUBOR Budapest Interbank Offered Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CLO Collateralized Loan Obligation
CNREPOFIX_CFXS China Fixing Repo Rates
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
IBR Colombian Reference Banking Indicator
JIBAR Johannesburg Interbank Average Rate
MIBOR Mumbai Interbank Offered Rate
MXIBTIIE Mexico Interbank TIIE
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PRIBOR Prague Interbank Offered Rate
RB Revenue Bonds
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
TBA To-be-announced
TONAR Tokyo Overnight Average Rate
WIBOR Warsaw Interbank Offered Rate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

March 31, 2025
Not FDIC Insured - May Lose Value - No Bank Guarantee
2025 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
BlackRock Funds V
BlackRock Sustainable High Yield Bond Fund
BlackRock Bond Fund, Inc.
BlackRock Sustainable Total Return Fund

Page
2

Derivative Financial Instruments
3
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
March 31, 2025
BlackRock Sustainable High Yield Bond Fund
4
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Building Products — 0.0%
JELD-WEN Holding, Inc.
(a)
............... 2,228 $ 13,301
Hotels, Restaurants & Leisure — 0.1%
Churchill Downs, Inc. .................. 362 40,207
Life Sciences Tools & Services — 0.1%
Avantor, Inc.
(a)
....................... 2,500 40,525
Total Common Stocks — 0 .2%
(Cost: $ 136,478 ) ................................. 94,033
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 3.2%
(b)
Axon Enterprise, Inc.
6.13% , 03/15/30 ................... USD 57 57,526
6.25% , 03/15/33 ................... 44 44,452
Bombardier, Inc.
8.75% , 11/15/30 ................... 61 64,312
7.25% , 07/01/31 ................... 47 47,160
7.00% , 06/01/32 ................... 59 58,745
Efesto Bidco SpA, Series XR, 7.50%, 02/15/32 . 206 200,869
Goat Holdco LLC, 6.75%, 02/01/32 ........ 65 63,618
TransDigm, Inc.
6.38% , 03/01/29 ................... 237 239,416
7.13% , 12/01/31 ................... 43 44,240
6.63% , 03/01/32 ................... 218 220,779
6.00% , 01/15/33 ................... 219 215,526
Triumph Group, Inc., 9.00%, 03/15/28 ...... 152 159,795
1,416,438
Automobile Components — 2.0%
Aptiv Swiss Holdings Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.39%), 6.88%, 12/15/54
(c)
............ 200 195,780
Clarios Global LP
(b)
8.50% , 05/15/27 ................... 393 393,092
6.75% , 05/15/28 ................... 78 79,099
6.75% , 02/15/30 ................... 90 90,858
Dana, Inc.
4.25% , 09/01/30 ................... 11 10,152
4.50% , 02/15/32 ................... 17 15,481
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(b)
40 39,536
Goodyear Tire & Rubber Co. (The)
5.00% , 07/15/29 ................... 71 65,859
5.25% , 04/30/31 ................... 2 1,804
5.63% , 04/30/33 ................... 2 1,786
893,447
Broadline Retail — 0.2%
(b)
ANGI Group LLC, 3.88%, 08/15/28 ........ 36 32,668
Match Group Holdings II LLC, 3.63%, 10/01/31 . 75 64,637
97,305
Building Products — 2.2%
(b)
Advanced Drainage Systems, Inc., 6.38%,
06/15/30 ....................... 107 107,466
Builders FirstSource, Inc., 6.38%, 03/01/34 ... 61 60,531
EMRLD Borrower LP
6.63% , 12/15/30 ................... 379 379,168
6.75% , 07/15/31 ................... 77 77,500
JELD-WEN, Inc., 7.00%, 09/01/32 ........ 89 78,957
Standard Building Solutions, Inc., 6.50%,
08/15/32 ....................... 137 136,959
Security
Par (000)
Par (000) Value
Building Products (continued)
Standard Industries, Inc.
4.38% , 07/15/30 ................... USD 55 $ 50,752
3.38% , 01/15/31 ................... 56 48,690
Wilsonart LLC, 11.00%, 08/15/32 ......... 73 66,981
1,007,004
Capital Markets — 0.6%
(b)
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29 .................. 47 44,338
Focus Financial Partners LLC, 6.75%, 09/15/31 77 75,936
HAT Holdings I LLC
3.38% , 06/15/26 ................... 106 102,817
8.00% , 06/15/27 ................... 59 61,078
284,169
Chemicals — 2.5%
Avient Corp., 6.25%, 11/01/31
(b)
.......... 70 69,341
Chemours Co. (The)
5.38% , 05/15/27 ................... 44 42,923
5.75% , 11/15/28
(b)
.................. 65 59,952
4.63% , 11/15/29
(b)
.................. 29 24,753
8.00% , 01/15/33
(b)
.................. 55 51,429
Element Solutions, Inc., 3.88%, 09/01/28
(b)
... 219 206,199
Herens Holdco SARL, 4.75%, 05/15/28
(b)
.... 200 179,914
Kobe U.S. Midco 2, Inc., 9.25%, (9.25% Cash or
10.00% PIK), 11/01/26
(b) (d)
............ 66 56,453
Olympus Water US Holding Corp., 7.25%,
06/15/31
(b)
...................... 200 196,340
WR Grace Holdings LLC
(b)
4.88% , 06/15/27 ................... 24 23,180
5.63% , 08/15/29 ................... 249 214,291
1,124,775
Commercial Services & Supplies — 4.6%
ADT Security Corp. (The)
(b)
4.13% , 08/01/29 ................... 3 2,816
4.88% , 07/15/32 ................... 53 49,475
Allied Universal Holdco LLC
(b)
4.63% , 06/01/28 ................... 200 189,431
6.00% , 06/01/29 ................... 200 183,796
7.88% , 02/15/31 ................... 348 352,437
APi Group DE, Inc.
(b)
4.13% , 07/15/29 ................... 19 17,604
4.75% , 10/15/29 ................... 24 22,401
Aramark Services, Inc., 5.00%, 02/01/28
(b)
.... 42 41,235
Garda World Security Corp.
(b)
4.63% , 02/15/27 ................... 53 51,587
7.75% , 02/15/28 ................... 55 56,367
6.00% , 06/01/29 ................... 14 13,126
8.25% , 08/01/32 ................... 83 81,003
8.38% , 11/15/32 ................... 179 175,995
GFL Environmental, Inc.
(b)
4.00% , 08/01/28 ................... 37 35,164
3.50% , 09/01/28 ................... 4 3,780
4.75% , 06/15/29 ................... 98 94,309
4.38% , 08/15/29 ................... 29 27,354
6.75% , 01/15/31 ................... 40 41,233
Madison IAQ LLC
(b)
4.13% , 06/30/28 ................... 30 28,312
5.88% , 06/30/29 ................... 128 120,931
Raven Acquisition Holdings LLC, 6.88%,
11/15/31
(b)
...................... 82 79,627
Reworld Holding Corp.
4.88% , 12/01/29
(b)
.................. 20 18,602
5.00% , 09/01/30 ................... 40 37,052
RR Donnelley & Sons Co., 9.50%, 08/01/29
(b)
.. 111 109,946
Veritiv Operating Co., 10.50%, 11/30/30
(b)
.... 30 31,765

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Sustainable High Yield Bond Fund
Schedules of Investments
5
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Williams Scotsman, Inc.
(b)
6.63% , 06/15/29 ................... USD 21 $ 21,246
6.63% , 04/15/30 ................... 61 61,652
7.38% , 10/01/31 ................... 72 74,147
Wrangler Holdco Corp., 6.63%, 04/01/32
(b)
... 19 19,345
2,041,738
Communications Equipment — 0.4%
(b)
CommScope LLC
4.75% , 09/01/29 ................... 84 74,680
9.50% , 12/15/31 ................... 92 94,760
Viavi Solutions, Inc., 3.75%, 10/01/29 ...... 23 21,033
190,473
Construction & Engineering — 0.1%
(b)
Dycom Industries, Inc., 4.50%, 04/15/29 ..... 31 28,982
Pike Corp., 8.63%, 01/31/31 ............ 20 21,076
50,058
Consumer Finance — 1.8%
Ally Financial, Inc., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.45%), 6.65%, 01/17/40
(c)
............ 10 9,676
Azorra Finance Ltd., 7.75%, 04/15/30
(b)
..... 44 43,383
Bread Financial Holdings, Inc., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.30%), 8.38%, 06/15/35
(b) (c)
.... 18 17,601
GGAM Finance Ltd.
(b)
7.75% , 05/15/26 ................... 10 10,111
8.00% , 02/15/27 ................... 24 24,588
8.00% , 06/15/28 ................... 28 29,361
6.88% , 04/15/29 ................... 50 50,595
5.88% , 03/15/30 ................... 45 44,466
Global Aircraft Leasing Co. Ltd., 8.75%,
09/01/27
(b)
...................... 51 51,701
Navient Corp., 9.38%, 07/25/30 .......... 75 79,897
OneMain Finance Corp.
6.63% , 01/15/28 ................... 2 2,015
6.63% , 05/15/29 ................... 68 68,127
7.88% , 03/15/30 ................... 70 72,553
4.00% , 09/15/30 ................... 150 132,143
7.50% , 05/15/31 ................... 25 25,439
7.13% , 11/15/31 ................... 22 22,131
6.75% , 03/15/32 ................... 58 56,926
SLM Corp.
3.13% , 11/02/26 ................... 41 39,608
6.50% , 01/31/30 ................... 14 14,366
794,687
Consumer Staples Distribution & Retail — 1.0%
Albertsons Cos., Inc.
(b)
4.63% , 01/15/27 ................... 8 7,881
3.50% , 03/15/29 ................... 45 41,414
4.88% , 02/15/30 ................... 119 113,688
6.25% , 03/15/33 ................... 57 57,555
KeHE Distributors LLC, 9.00%, 02/15/29
(b)
.... 26 26,743
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
. 34 33,575
US Foods, Inc.
(b)
4.75% , 02/15/29 ................... 47 45,299
4.63% , 06/01/30 ................... 3 2,849
7.25% , 01/15/32 ................... 71 73,804
Walgreens Boots Alliance, Inc.
8.13% , 08/15/29 ................... 19 19,401
4.80% , 11/18/44 ................... 11 9,959
432,168
Security
Par (000)
Par (000) Value
Containers & Packaging — 2.9%
(b)
Ardagh Metal Packaging Finance USA LLC
6.00% , 06/15/27 ................... USD 200 $ 197,217
4.00% , 09/01/29 ................... 200 170,305
Clydesdale Acquisition Holdings, Inc.
6.63% , 04/15/29 ................... 91 91,503
6.88% , 01/15/30 ................... 96 96,728
8.75% , 04/15/30 ................... 92 93,301
6.75% , 04/15/32 ................... 157 158,086
Graphic Packaging International LLC, 3.50%,
03/15/28 ....................... 27 25,406
Mauser Packaging Solutions Holding Co.
7.88% , 04/15/27 ................... 278 272,440
9.25% , 04/15/27 ................... 22 20,753
Sealed Air Corp.
4.00% , 12/01/27 ................... 78 75,080
5.00% , 04/15/29 ................... 8 7,770
7.25% , 02/15/31 ................... 19 19,668
6.50% , 07/15/32 ................... 72 72,875
1,301,132
Distributors — 0.2%
(b)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 ............... 12 11,004
Resideo Funding, Inc.
4.00% , 09/01/29 ................... 8 7,263
6.50% , 07/15/32 ................... 83 82,802
101,069
Diversified Consumer Services — 1.6%
Belron UK Finance plc, 5.75%, 10/15/29
(b)
.... 206 204,558
Service Corp. International
3.38% , 08/15/30 ................... 2 1,782
4.00% , 05/15/31 ................... 39 35,323
5.75% , 10/15/32 ................... 164 161,169
Sotheby's, 5.88%, 06/01/29
(b)
............ 200 175,590
Wand NewCo 3, Inc., 7.63%, 01/30/32
(b)
..... 136 139,175
717,597
Diversified REITs — 0.8%
(b)
Digital Realty Trust LP, 1.88%, 11/15/29
(e)
.... 22 21,787
Iron Mountain Information Management Services,
Inc., 5.00%, 07/15/32 ............... 121 111,720
Uniti Group LP, 10.50%, 02/15/28 ......... 207 219,894
353,401
Diversified Telecommunication Services — 6.2%
Altice Financing SA, 5.75%, 08/15/29
(b)
...... 200 146,297
CCO Holdings LLC
5.38% , 06/01/29
(b)
.................. 9 8,708
6.38% , 09/01/29
(b)
.................. 151 150,549
4.75% , 03/01/30
(b)
.................. 57 52,864
4.25% , 02/01/31
(b)
.................. 82 72,663
7.38% , 03/01/31
(b)
.................. 112 113,789
4.75% , 02/01/32
(b)
.................. 25 22,198
4.50% , 05/01/32 ................... 3 2,604
4.50% , 06/01/33
(b)
.................. 6 5,117
4.25% , 01/15/34
(b)
.................. 144 118,440
Frontier Communications Holdings LLC
5.88% , 10/15/27
(b)
.................. 71 70,920
5.00% , 05/01/28
(b)
.................. 49 48,345
5.88% , 11/01/29 ................... 20 20,252
6.00% , 01/15/30
(b)
.................. 29 29,064
8.75% , 05/15/30
(b)
.................. 228 240,183
8.63% , 03/15/31
(b)
.................. 44 46,867
Iliad Holding SASU
(b)
7.00% , 10/15/28 ................... 200 202,427
7.00% , 04/15/32 ................... 200 200,264

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Sustainable High Yield Bond Fund
6
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Level 3 Financing, Inc.
(b)
10.50% , 04/15/29 .................. USD 153 $ 168,257
4.88% , 06/15/29 ................... 95 80,309
11.00% , 11/15/29 .................. 186 206,969
4.50% , 04/01/30 ................... 62 49,601
10.50% , 05/15/30 .................. 136 145,723
3.88% , 10/15/30 ................... 5 3,774
10.75% , 12/15/30 .................. 56 62,203
Lumen Technologies, Inc.
(b)
4.13% , 04/15/30 ................... 25 22,918
10.00% , 10/15/32 .................. 26 26,178
Telecom Italia Capital SA, 7.72%, 06/04/38 ... 10 10,357
Windstream Services LLC, 8.25%, 10/01/31
(b)
. 268 272,853
Zayo Group Holdings, Inc.
(b)
4.00% , 03/01/27 ................... 125 113,855
6.13% , 03/01/28 ................... 70 58,222
2,772,770
Electric Utilities — 3.3%
California Buyer Ltd., 6.38%, 02/15/32
(b)
..... 225 218,173
ContourGlobal Power Holdings SA, 6.75%,
02/28/30
(b)
...................... 200 200,880
NextEra Energy Capital Holdings, Inc.
(c)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.46%), 6.75% ,
06/15/54 ...................... 65 66,349
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 6.38% ,
08/15/55 ...................... 65 65,070
NRG Energy, Inc.
(b)
5.75% , 07/15/29 ................... 80 78,497
6.00% , 02/01/33 ................... 209 203,323
6.25% , 11/01/34 ................... 204 200,819
Pattern Energy Operations LP, 4.50%, 08/15/28
(b)
249 231,660
XPLR Infrastructure Operating Partners LP,
8.38%, 01/15/31
(b)
................. 215 211,428
1,476,199
Electrical Equipment — 0.1%
Vertiv Group Corp., 4.13%, 11/15/28
(b)
...... 54 51,406
Electronic Equipment, Instruments & Components — 0.5%
(b)
Insight Enterprises, Inc., 6.63%, 05/15/32 .... 33 33,258
Sensata Technologies, Inc.
4.38% , 02/15/30 ................... 92 84,987
3.75% , 02/15/31 ................... 76 66,359
Zebra Technologies Corp., 6.50%, 06/01/32 ... 28 28,337
212,941
Entertainment — 0.3%
(b)
Cinemark USA, Inc., 7.00%, 08/01/32 ...... 23 23,217
Lions Gate Capital Holdings 1, Inc., 5.50%,
04/15/29 ....................... 48 44,534
Live Nation Entertainment, Inc.
4.75% , 10/15/27 ................... 26 25,346
3.75% , 01/15/28 ................... 10 9,515
Playtika Holding Corp., 4.25%, 03/15/29 ..... 24 21,127
123,739
Financial Services — 3.9%
Block, Inc.
2.75% , 06/01/26 ................... 58 56,255
3.50% , 06/01/31 ................... 25 21,980
6.50% , 05/15/32
(b)
.................. 411 415,143
Boost Newco Borrower LLC, 7.50%, 01/15/31
(b)
224 233,170
Hannon Armstrong Sustainable Infrastructure
Capital, Inc., 6.38%, 07/01/34
(b)
......... 69 68,199
Security
Par (000)
Par (000) Value
Financial Services (continued)
Nationstar Mortgage Holdings, Inc.
(b)
6.50% , 08/01/29 ................... USD 60 $ 60,828
5.13% , 12/15/30 ................... 18 17,954
5.75% , 11/15/31 ................... 86 85,973
7.13% , 02/01/32 ................... 84 87,256
PennyMac Financial Services, Inc.
(b)
7.88% , 12/15/29 ................... 47 48,894
7.13% , 11/15/30 ................... 58 58,926
6.88% , 02/15/33 ................... 69 68,569
Rocket Mortgage LLC
(b)
2.88% , 10/15/26 ................... 71 68,049
3.88% , 03/01/31 ................... 51 45,686
4.00% , 10/15/33 ................... 38 32,596
Shift4 Payments LLC, 6.75%, 08/15/32
(b)
.... 161 162,278
UWM Holdings LLC, 6.63%, 02/01/30
(b)
..... 106 105,134
Walker & Dunlop, Inc., 6.63%, 04/01/33
(b)
.... 31 30,923
WEX, Inc., 6.50%, 03/15/33
(b)
........... 73 72,200
1,740,013
Food Products — 1.6%
(b)
B&G Foods, Inc., 8.00%, 09/15/28 ........ 19 19,090
Chobani Holdco II LLC, 8.75%, (8.75% Cash or
9.50% PIK), 10/01/29
(d)
.............. 221 229,604
Chobani LLC
4.63% , 11/15/28 ................... 167 160,688
7.63% , 07/01/29 ................... 130 133,568
Darling Ingredients, Inc., 6.00%, 06/15/30 .... 117 116,291
Fiesta Purchaser, Inc.
7.88% , 03/01/31 ................... 21 21,682
9.63% , 09/15/32 ................... 19 19,525
700,448
Gas Utilities — 0.0%
Suburban Propane Partners LP, 5.00%,
06/01/31
(b)
...................... 16 14,445
Ground Transportation — 0.4%
(b)
Clue Opco LLC, 9.50%, 10/15/31 ......... 31 31,009
Genesee & Wyoming, Inc., 6.25%, 04/15/32 .. 140 139,890
170,899
Health Care Equipment & Supplies — 1.8%
(b)
Avantor Funding, Inc.
4.63% , 07/15/28 ................... 39 37,588
3.88% , 11/01/29 ................... 24 22,157
Bausch + Lomb Corp., 8.38%, 10/01/28 ..... 271 281,162
Insulet Corp., 6.50%, 04/01/33 ........... 37 37,609
Medline Borrower LP
3.88% , 04/01/29 ................... 16 14,956
6.25% , 04/01/29 ................... 64 64,815
5.25% , 10/01/29 ................... 248 237,974
Neogen Food Safety Corp., 8.63%, 07/20/30 .. 46 48,433
Teleflex, Inc., 4.25%, 06/01/28 ........... 44 41,968
786,662
Health Care Providers & Services — 3.8%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33
(b)
. 35 34,966
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
.. 117 108,548
Community Health Systems, Inc.
(b)
5.63% , 03/15/27 ................... 54 51,566
6.00% , 01/15/29 ................... 157 139,519
5.25% , 05/15/30 ................... 129 106,431
4.75% , 02/15/31 ................... 55 43,476
10.88% , 01/15/32 .................. 149 146,790
Concentra Escrow Issuer Corp., 6.88%,
07/15/32
(b)
...................... 68 69,190
DaVita, Inc., 6.88%, 09/01/32
(b)
.......... 46 46,258
Encompass Health Corp., 4.63%, 04/01/31 ... 18 16,870

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Sustainable High Yield Bond Fund
Schedules of Investments
7
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
HAH Group Holding Co. LLC, 9.75%, 10/01/31
(b)
USD 38 $ 36,596
HealthEquity, Inc., 4.50%, 10/01/29
(b)
....... 66 61,868
LifePoint Health, Inc.
(b)
9.88% , 08/15/30 ................... 21 22,157
11.00% , 10/15/30 .................. 121 131,540
8.38% , 02/15/32 ................... 90 90,617
10.00% , 06/01/32 .................. 68 64,866
Molina Healthcare, Inc.
(b)
4.38% , 06/15/28 ................... 5 4,762
3.88% , 05/15/32 ................... 8 7,019
6.25% , 01/15/33 ................... 53 52,162
Option Care Health, Inc., 4.38%, 10/31/29
(b)
... 56 52,248
Prime Healthcare Services, Inc., 9.38%,
09/01/29
(b)
...................... 33 31,134
Star Parent, Inc., 9.00%, 10/01/30
(b)
........ 124 122,221
Surgery Center Holdings, Inc., 7.25%, 04/15/32
(b)
123 121,633
Tenet Healthcare Corp., 6.75%, 05/15/31 .... 132 133,886
1,696,323
Health Care REITs — 0.4%
MPT Operating Partnership LP, 8.50%,
02/15/32
(b)
...................... 167 170,122
Hotel & Resort REITs — 0.1%
Pebblebrook Hotel LP, 6.38%, 10/15/29
(b)
.... 25 24,717
Hotels, Restaurants & Leisure — 4.5%
1011778 BC ULC
(b)
4.38% , 01/15/28 ................... 144 138,482
5.63% , 09/15/29 ................... 52 51,477
4.00% , 10/15/30 ................... 62 56,111
Boyne USA, Inc., 4.75%, 05/15/29
(b)
....... 112 105,445
Caesars Entertainment, Inc.
(b)
7.00% , 02/15/30 ................... 118 119,617
6.50% , 02/15/32 ................... 197 196,361
6.00% , 10/15/32 ................... 53 49,495
Churchill Downs, Inc.
(b)
4.75% , 01/15/28 ................... 22 21,373
5.75% , 04/01/30 ................... 68 66,513
6.75% , 05/01/31 ................... 95 95,748
Fertitta Entertainment LLC
(b)
4.63% , 01/15/29 ................... 32 29,472
6.75% , 01/15/30 ................... 21 18,157
Hilton Domestic Operating Co., Inc.
4.88% , 01/15/30 ................... 52 50,288
3.63% , 02/15/32
(b)
.................. 16 14,024
6.13% , 04/01/32
(b)
.................. 59 59,224
5.88% , 03/15/33
(b)
.................. 178 176,245
Light & Wonder International, Inc., 7.50%,
09/01/31
(b)
...................... 60 61,463
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(b)
...................... 38 38,723
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
76 57,978
MGM Resorts International, 6.13%, 09/15/29 .. 124 122,771
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
...................... 38 35,664
Rivers Enterprise Borrower LLC, 6.63%,
02/01/33
(b)
...................... 36 35,398
Sabre GLBL, Inc.
(b)
8.63% , 06/01/27 ................... 64 63,333
10.75% , 11/15/29 .................. 66 66,480
Six Flags Entertainment Corp.
(b)
7.25% , 05/15/31 ................... 55 55,212
6.63% , 05/01/32 ................... 22 22,182
Vail Resorts, Inc., 6.50%, 05/15/32
(b)
....... 76 76,842
Wynn Resorts Finance LLC
(b)
7.13% , 02/15/31 ................... 107 110,730
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
6.25% , 03/15/33 ................... USD 42 $ 40,905
2,035,713
Household Durables — 0.8%
Ashton Woods USA LLC, 4.63%, 08/01/29
(b)
.. 73 66,069
Beazer Homes USA, Inc.
5.88% , 10/15/27 ................... 7 6,864
7.50% , 03/15/31
(b)
.................. 9 8,719
CD&R Smokey Buyer, Inc., 9.50%, 10/15/29
(b)
. 22 20,075
Dream Finders Homes, Inc., 8.25%, 08/15/28
(b)
. 26 26,871
Empire Communities Corp., 9.75%, 05/01/29
(b)
. 12 12,137
K. Hovnanian Enterprises, Inc., 11.75%,
09/30/29
(b)
...................... 105 112,309
LGI Homes, Inc.
(b)
8.75% , 12/15/28 ................... 25 26,055
7.00% , 11/15/32 ................... 42 39,719
New Home Co., Inc. (The), 9.25%, 10/01/29
(b)
. 47 48,210
367,028
Household Products — 0.0%
(b)
Kronos Acquisition Holdings, Inc., 8.25%,
06/30/31 ....................... 13 11,529
Spectrum Brands, Inc., 3.88%, 03/15/31 ..... 2 1,704
13,233
Independent Power and Renewable Electricity Producers — 0.8%
(b)
Clearway Energy Operating LLC
4.75% , 03/15/28 ................... 240 232,637
3.75% , 01/15/32 ................... 101 86,537
XPLR Infrastructure LP, 2.50%, 06/15/26
(e)
... 42 40,047
359,221
Insurance — 8.5%
(b)
Alliant Holdings Intermediate LLC
4.25% , 10/15/27 ................... 167 161,172
6.75% , 10/15/27 ................... 154 153,387
6.75% , 04/15/28 ................... 9 9,035
5.88% , 11/01/29 ................... 188 181,709
7.00% , 01/15/31 ................... 113 113,345
7.38% , 10/01/32 ................... 189 189,830
AmWINS Group, Inc.
6.38% , 02/15/29 ................... 31 31,236
4.88% , 06/30/29 ................... 33 31,110
APH Somerset Investor 2 LLC, 7.88%, 11/01/29 46 45,336
Ardonagh Finco Ltd., 7.75%, 02/15/31 ...... 200 203,731
Ardonagh Group Finance Ltd., 8.88%, 02/15/32 400 407,207
AssuredPartners, Inc., 7.50%, 02/15/32 ..... 83 88,597
Howden UK Refinance plc
7.25% , 02/15/31 ................... 172 173,589
8.13% , 02/15/32 ................... 207 209,171
HUB International Ltd.
7.25% , 06/15/30 ................... 412 424,363
7.38% , 01/31/32 ................... 569 579,346
Jones Deslauriers Insurance Management, Inc.
8.50% , 03/15/30 ................... 118 123,962
10.50% , 12/15/30 .................. 87 93,160
Panther Escrow Issuer LLC, 7.13%, 06/01/31 .. 386 393,307
Ryan Specialty LLC, 5.88%, 08/01/32 ...... 77 76,052
USI, Inc., 7.50%, 01/15/32 ............. 99 100,997
3,789,642
Interactive Media & Services — 0.4%
Snap, Inc., 6.88%, 03/01/33
(b)
........... 188 187,986
IT Services — 0.5%
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(b)
122 122,988
Twilio, Inc.
3.63% , 03/15/29 ................... 18 16,689

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Sustainable High Yield Bond Fund
8
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
IT Services (continued)
3.88% , 03/15/31 ................... USD 95 $ 85,578
225,255
Life Sciences Tools & Services — 0.1%
(b)
Charles River Laboratories International, Inc.,
4.00%, 03/15/31 .................. 14 12,529
Fortrea Holdings, Inc., 7.50%, 07/01/30 ..... 25 22,733
35,262
Machinery — 1.4%
(b)
Amsted Industries, Inc., 6.38%, 03/15/33 .... 27 26,857
Manitowoc Co., Inc. (The), 9.25%, 10/01/31 ... 28 28,782
Mueller Water Products, Inc., 4.00%, 06/15/29 . 43 39,948
Terex Corp.
5.00% , 05/15/29 ................... 64 61,076
6.25% , 10/15/32 ................... 41 39,761
TK Elevator Holdco GmbH, 7.63%, 07/15/28 .. 200 200,170
TK Elevator US Newco, Inc., 5.25%, 07/15/27 . 200 196,252
Wabash National Corp., 4.50%, 10/15/28 .... 41 36,838
629,684
Media — 4.6%
Cable One, Inc.
0.00% , 03/15/26
(e) (f)
................. 22 20,845
1.13% , 03/15/28
(e)
.................. 160 127,003
4.00% , 11/15/30
(b)
.................. 55 43,611
Clear Channel Outdoor Holdings, Inc.
(b)
5.13% , 08/15/27 ................... 61 58,955
7.75% , 04/15/28 ................... 28 24,067
9.00% , 09/15/28 ................... 130 133,518
7.50% , 06/01/29 ................... 146 120,575
7.88% , 04/01/30 ................... 168 164,715
CSC Holdings LLC, 11.75%, 01/31/29
(b)
..... 200 193,968
DirecTV Financing LLC, 5.88%, 08/15/27
(b)
... 151 146,326
GCI LLC, 4.75%, 10/15/28
(b)
............ 4 3,688
Gray Media, Inc.
(b)
7.00% , 05/15/27 ................... 23 22,541
10.50% , 07/15/29 .................. 106 110,436
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
... 72 62,471
Outfront Media Capital LLC
(b)
5.00% , 08/15/27 ................... 13 12,777
4.25% , 01/15/29 ................... 18 16,693
4.63% , 03/15/30 ................... 106 96,910
7.38% , 02/15/31 ................... 29 30,204
Radiate Holdco LLC, 4.50%, 09/15/26
(b)
..... 43 36,791
Sinclair Television Group, Inc., 8.13%, 02/15/33
(b)
150 148,018
Sirius XM Radio LLC
(b)
3.13% , 09/01/26 ................... 88 85,256
5.00% , 08/01/27 ................... 54 52,760
4.00% , 07/15/28 ................... 12 11,196
Univision Communications, Inc.
(b)
6.63% , 06/01/27 ................... 96 95,206
8.00% , 08/15/28 ................... 152 152,475
8.50% , 07/31/31 ................... 82 80,125
2,051,130
Metals & Mining — 4.1%
(b)
Big River Steel LLC, 6.63%, 01/31/29 ...... 563 563,756
Constellium SE
5.63% , 06/15/28 ................... 250 242,454
3.75% , 04/15/29 ................... 250 226,498
First Quantum Minerals Ltd., 9.38%, 03/01/29 . 200 210,500
Novelis Corp.
3.25% , 11/15/26 ................... 371 358,661
4.75% , 01/30/30 ................... 3 2,783
3.88% , 08/15/31 ................... 110 95,635
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Novelis, Inc., 6.88%, 01/30/30 ........... USD 114 $ 115,613
1,815,900
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
(b)
Blackstone Mortgage Trust, Inc.
3.75% , 01/15/27 ................... 22 20,917
7.75% , 12/01/29 ................... 21 21,615
Ladder Capital Finance Holdings LLLP, 7.00%,
07/15/31 ....................... 47 48,240
Starwood Property Trust, Inc.
7.25% , 04/01/29 ................... 36 36,905
6.00% , 04/15/30 ................... 18 17,589
6.50% , 07/01/30 ................... 41 41,021
6.50% , 10/15/30 ................... 60 59,444
245,731
Oil, Gas & Consumable Fuels — 0.0%
TransMontaigne Partners LLC, 8.50%, 06/15/30
(b)
13 13,096
Paper & Forest Products — 0.1%
Magnera Corp., 7.25%, 11/15/31
(b)
........ 29 28,206
Passenger Airlines — 0.7%
(b)
American Airlines, Inc., 8.50%, 05/15/29 ..... 127 128,930
JetBlue Airways Corp., 9.88%, 09/20/31 ..... 38 37,509
United Airlines, Inc., 4.63%, 04/15/29 ....... 142 134,372
300,811
Personal Care Products — 0.2%
Perrigo Finance Unlimited Co., 6.13%, 09/30/32 92 90,515
Prestige Brands, Inc., 3.75%, 04/01/31
(b)
..... 17 15,247
105,762
Pharmaceuticals — 2.4%
1261229 BC Ltd., 10.00%, 04/15/32
(b)
...... 519 515,815
1375209 BC Ltd., 9.00%, 01/30/28
(b)
....... 31 30,976
Bausch Health Cos., Inc.
(b)
5.50% , 11/01/25 ................... 35 34,965
6.13% , 02/01/27 ................... 114 115,596
5.75% , 08/15/27 ................... 22 21,961
11.00% , 09/30/28 .................. 160 152,400
Teva Pharmaceutical Finance Netherlands III BV,
3.15%, 10/01/26 .................. 223 215,552
1,087,265
Professional Services — 0.6%
(b)
CoreLogic, Inc., 4.50%, 05/01/28 ......... 189 175,915
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 104 104,172
280,087
Real Estate Management & Development — 0.5%
(b)
Anywhere Real Estate Group LLC, 7.00%,
04/15/30 ....................... 71 62,790
Cushman & Wakefield US Borrower LLC, 8.88%,
09/01/31 ....................... 74 78,581
Howard Hughes Corp. (The), 5.38%, 08/01/28 . 62 60,158
201,529
Retail REITs — 0.1%
Brookfield Property REIT, Inc., 4.50%, 04/01/27
(b)
50 47,909
Semiconductors & Semiconductor Equipment — 0.5%
(b)
Entegris, Inc., 4.75%, 04/15/29 .......... 158 152,317
MKS Instruments, Inc., 1.25%, 06/01/30
(e)
.... 93 83,653
235,970
Software — 8.4%
(b)
AthenaHealth Group, Inc., 6.50%, 02/15/30 ... 492 461,502
Camelot Finance SA, 4.50%, 11/01/26 ...... 49 48,028
Capstone Borrower, Inc., 8.00%, 06/15/30 .... 112 114,992
Central Parent LLC, 8.00%, 06/15/29 ....... 79 69,312

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Sustainable High Yield Bond Fund
Schedules of Investments
9
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
Central Parent, Inc., 7.25%, 06/15/29 ....... USD 42 $ 36,346
Clarivate Science Holdings Corp.
3.88% , 07/01/28 ................... 253 234,693
4.88% , 07/01/29 ................... 197 175,721
Cloud Software Group, Inc.
6.50% , 03/31/29 ................... 477 463,675
9.00% , 09/30/29 ................... 537 535,599
8.25% , 06/30/32 ................... 434 441,261
Elastic NV, 4.13%, 07/15/29 ............ 102 95,115
Ellucian Holdings, Inc., 6.50%, 12/01/29 ..... 126 123,912
Fair Isaac Corp., 4.00%, 06/15/28 ......... 71 67,509
Gen Digital, Inc., 6.75%, 09/30/27 ......... 43 43,528
McAfee Corp., 7.38%, 02/15/30 .......... 94 83,197
SS&C Technologies, Inc., 6.50%, 06/01/32 ... 77 77,833
UKG, Inc., 6.88%, 02/01/31 ............. 612 620,838
ZoomInfo Technologies LLC, 3.88%, 02/01/29 . 86 78,894
3,771,955
Specialized REITs — 1.0%
Iron Mountain, Inc.
(b)
5.25% , 07/15/30 ................... 3 2,877
5.63% , 07/15/32 ................... 164 156,784
6.25% , 01/15/33 ................... 155 153,506
SBA Communications Corp., 3.13%, 02/01/29 . 146 133,248
446,415
Specialty Retail — 1.2%
(b)
Asbury Automotive Group, Inc., 5.00%, 02/15/32 14 12,696
Carvana Co.
(d)
11.00% , ( 11.00 % Cash or 13.00 % PIK),
06/01/30 ...................... 96 100,505
14.00% , ( 14.00 % Cash or 14.00 % PIK),
06/01/31 ...................... 170 185,857
Cougar JV Subsidiary LLC, 8.00%, 05/15/32 .. 40 41,229
Group 1 Automotive, Inc., 6.38%, 01/15/30 ... 35 35,075
GYP Holdings III Corp., 4.63%, 05/01/29 ..... 103 96,360
Staples, Inc., 10.75%, 09/01/29 .......... 62 56,013
527,735
Technology Hardware, Storage & Peripherals — 0.7%
(b)
Diebold Nixdorf, Inc., 7.75%, 03/31/30 ...... 34 35,243
Seagate HDD Cayman
8.25% , 12/15/29 ................... 115 122,275
8.50% , 07/15/31 ................... 129 137,006
Xerox Corp., 10.25%, 10/15/30 .......... 33 32,670
327,194
Textiles, Apparel & Luxury Goods — 0.2%
(b)
Crocs, Inc.
4.25% , 03/15/29 ................... 34 31,605
4.13% , 08/15/31 ................... 4 3,528
Hanesbrands, Inc., 9.00%, 02/15/31 ....... 2 2,107
Kontoor Brands, Inc., 4.13%, 11/15/29 ...... 23 21,134
Levi Strauss & Co., 3.50%, 03/01/31 ....... 54 47,512
105,886
Trading Companies & Distributors — 1.8%
(b)
Beacon Roofing Supply, Inc., 6.50%, 08/01/30 . 37 38,922
Fortress Transportation & Infrastructure Investors
LLC
5.50% , 05/01/28 ................... 8 7,841
7.88% , 12/01/30 ................... 70 73,105
7.00% , 05/01/31 ................... 215 218,445
7.00% , 06/15/32 ................... 120 121,687
5.88% , 04/15/33 ................... 89 85,027
Herc Holdings, Inc., 6.63%, 06/15/29 ....... 53 53,171
Imola Merger Corp., 4.75%, 05/15/29 ....... 25 23,741
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
United Rentals North America, Inc., 6.13%,
03/15/34 ....................... USD 66 $ 66,041
WESCO Distribution, Inc.
6.63% , 03/15/32 ................... 44 44,634
6.38% , 03/15/33 ................... 56 56,283
788,897
Total Corporate Bonds — 91 .1%
(Cost: $ 40,835,769 ) ............................... 40,770,647
Fixed Rate Loan Interests
Media — 0.1%
Getty Images, Inc., 1st Lien Term Loan B1 ,
11.25%
,
02/21/30
(g)
................. 36 35,730
Total Fixed Rate Loan Interests — 0 .1%
(Cost: $ 36,000 ) ................................. 35,730
Floating Rate Loan Interests
Aerospace & Defense — 0.1%
(c)
Azorra SOAR Finance Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.80%
,
10/18/29 ............. 21 20,934
GOAT Holdco LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.32%
,
01/27/32 ................... 39 38,708
59,642
Automobile Components — 0.3%
(c)
Champions Financing, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.75%), 9.07%
,
02/06/29 ............. 74 66,776
Clarios Global LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.07%
,
01/28/32 ................... 64 62,960
129,736
Building Products — 0.1%
(c)
Cornerstone Building Brands, Inc., 1st Lien Term
Loan C , (1-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 8.82%
,
05/15/31 ........ 12 9,655
Wilsonart LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.55%
,
08/05/31 ................... 56 53,244
62,899
Capital Markets — 0.1%
Ardonagh Group Finco Pty. Ltd., Facility 1st Lien
Term Loan B , 02/18/31
(c) (h)
............. 44 43,790
Chemicals — 0.0%
Aruba Investments Holdings LLC, 2nd Lien Term
Loan , (1-mo. CME Term SOFR at 0.75% Floor
+ 7.75%), 12.17%
,
11/24/28
(c)
.......... 12 11,386
Commercial Services & Supplies — 0.1%
(c)
Allied Universal Holdco LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.17%
,
05/12/28 ............. 29 28,734
Summer BC Bidco B LLC, Facility 1st Lien Term
Loan B1 , (3-mo. CME Term SOFR at 0.00%
Floor + 5.00%), 9.56%
,
02/15/29 ........ 23 22,892
51,626

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Sustainable High Yield Bond Fund
10
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Communications Equipment — 0.0%
CommScope, Inc., 1st Lien Term Loan ,
12/18/29
(c) (h)
...................... USD 12 $ 11,465
Diversified Consumer Services — 0.2%
(c)
Ascend Learning LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.32%
,
12/11/28 .............. 10 9,418
Ascend Learning LLC, 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
5.75%), 10.17%
,
12/10/29 ............. 14 13,544
Wand NewCo 3, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.82%
,
01/30/31 ................... 67 66,349
89,311
Diversified Telecommunication Services — 1.6%
(c)
Coral-US Co-Borrower LLC, 1st Lien Term Loan
B7 , (1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.57%
,
02/02/32 ............. 35 34,185
Frontier Communications Holdings LLC, 1st Lien
Term Loan , (6-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.79%
,
07/01/31 ........ 16 15,920
Level 3 Financing, Inc., 1st Lien Term Loan B ,
(12-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.27%
,
03/22/32 ............. 278 274,264
Lumen Technologies, Inc., 1st Lien Term Loan
A , (1-mo. CME Term SOFR at 2.00% Floor +
6.00%), 10.32%
,
06/01/28 ............. 8 8,071
Lumen Technologies, Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 6.79%
,
04/16/29 ............. 25 24,217
Lumen Technologies, Inc., 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 6.79%
,
04/15/30 ............. 21 20,029
Radiate Holdco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
7.69%
,
09/25/26 ................... 159 135,376
Zayo Group Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.44%
,
03/09/27 ............. 194 180,026
692,088
Entertainment — 0.0%
Motion Finco SARL, Facility 1st Lien Term Loan
B3 , (3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.80%
,
11/13/29
(c)
............. 10 9,609
Financial Services — 0.0%
Clover Holdings SPV III LLC, 1st Lien Term Loan ,
15.00%
,
12/09/27
(c)
................. 4 4,509
Food Products — 0.0%
Chobani LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.82%
,
10/25/27
(c)
.................. 3 2,990
Ground Transportation — 0.1%
Genesee & Wyoming, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.05%
,
04/10/31
(c)
............ 34 33,610
Health Care Equipment & Supplies — 0.3%
Bausch + Lomb Corp., 1st Lien Term Loan
(c)
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.67% , 05/10/27 ........... 74 73,460
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.32% , 09/29/28 ........... USD 44 $ 44,131
117,591
Health Care Providers & Services — 0.3%
(c)
LifePoint Health, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.82%
,
05/19/31 ................... 35 33,483
LifePoint Health, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.75%), 8.05%
,
05/19/31 ............. 39 37,725
Raven Acquisition Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.25%), 7.57%
,
11/19/31 ............ 46 45,483
116,691
Health Care Technology — 0.3%
AthenaHealth Group, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.32%
,
02/15/29
(c)
............ 146 143,850
Household Durables — 0.1%
(c)
SWF Holdings I Corp., 1st Lien Term Loan A1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.82%
,
12/19/29 ............. 7 7,051
SWF Holdings I Corp., 1st Lien Term Loan A2 ,
(1-mo. CME Term SOFR at 1.00% Floor +
4.00%), 8.44%
,
10/06/28 ............. 37 29,944
36,995
Insurance — 0.1%
AssuredPartners, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.82%
,
02/14/31
(c)
............ 39 39,316
IT Services — 0.3%
(c)
Central Parent LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.55%
,
07/06/29 ................... 36 30,950
Fortress Intermediate 3, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 8.07%
,
06/27/31 ............. 23 23,268
Neon Maple US Debt Mergersub, Inc., 1st Lien
Term Loan B1 , (1-mo. CME Term SOFR at
0.00% Floor + 3.00%), 7.32%
,
11/17/31 .... 19 19,008
Neptune Bidco US, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
5.00%), 9.39%
,
04/11/29 .............. 53 45,769
118,995
Life Sciences Tools & Services — 0.3%
Star Parent, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
8.30%
,
09/27/30
(c)
.................. 137 130,382
Machinery — 0.0%
Vortex Opco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
8.66%
,
12/18/28
(c)
.................. 32 15,069
Media — 1.0%
(c)
Altice France SA, 1st Lien Term Loan B14 ,
(3-mo. CME Term SOFR at 0.00% Floor +
5.50%), 9.80%
,
08/15/28 ............. 184 164,356
Clear Channel Outdoor Holdings, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.44%
,
08/23/28 ........ 146 144,555

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Sustainable High Yield Bond Fund
Schedules of Investments
11
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
CSC Holdings LLC, 1st Lien Term Loan B5 ,
(US Prime Rate at 0.00% Floor + 1.50%),
9.00%
,
04/15/27 ................... USD 5 $ 4,835
DirecTV Financing LLC, 1st Lien Term Loan B ,
02/17/31
(h)
....................... 127 121,308
Gray Media, Inc., 1st Lien Term Loan D ,
12/01/28
(h)
....................... 23 21,245
Gray Television, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 9.57%
,
05/23/29 ............. 8 8,091
464,390
Multi-Utilities — 0.1%
GFL Environmental Services, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.82%
,
03/03/32
(c)
........... 56 55,045
Passenger Airlines — 0.0%
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
0.00%), 9.30%
,
04/20/28
(c)
............ —
(i)
389
Pharmaceuticals — 0.6%
(c)
1261229 BC Ltd., 1st Lien Term Loan , (12-mo.
CME Term SOFR at 0.00% Floor + 6.25%),
10.38%
,
09/25/30 .................. 116 111,360
Bausch Health Cos., Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
5.25%), 9.67%
,
02/01/27 ............. 168 167,240
278,600
Professional Services — 0.0%
CoreLogic, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.94%
,
06/02/28
(c)
.................. 14 13,427
Software — 1.0%
(c)
Boxer Parent Co., Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.29%
,
07/30/31 ............. 46 45,197
Boxer Parent Co., Inc., 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
5.75%), 10.04%
,
07/02/32 ............. 45 43,200
Cloud Software Group, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.08%
,
03/21/31 ............. 80 78,719
Cloud Software Group, Inc., Facility 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.50% Floor + 3.50%), 7.83%
,
03/30/29 ... 95 93,804
Ellucian Holdings, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.75%), 9.07%
,
11/15/32 .............. 138 139,840
Sabre GLBL, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
8.67%
,
06/30/28 ................... 1 1,250
Sabre GLBL, Inc., 1st Lien Term Loan B1
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.94% , 12/17/27 ........... 3 2,696
(1-mo. CME Term SOFR at 0.50% Floor +
6.00%), 10.42% , 11/15/29 ........... 16 15,886
Sabre GLBL, Inc., 1st Lien Term Loan B2
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.94% , 12/17/27 ........... 2 1,547
(1-mo. CME Term SOFR at 1.50% Floor +
6.00%), 10.42% , 11/15/29 ........... 4 3,795
425,934
Security
Par (000)
Par (000) Value
Specialty Retail — 0.1%
PetSmart LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.17%
,
02/11/28
(c)
.................. USD 25 $ 24,891
Trading Companies & Distributors — 0.2%
Foundation Building Materials, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 4.00%), 8.32%
,
01/29/31
(c)
........... 92 83,465
Wireless Telecommunication Services — 0.1%
Windstream Services LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.75%), 9.17%
,
09/25/31
(c) (g)
........... 25 24,938
Total Floating Rate Loan Interests — 7 .4%
(Cost: $ 3,365,856 ) ............................... 3,292,629
Preferred Securities
Capital Trusts — 0.6%
Electric Utilities — 0.2%
NRG Energy, Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(b) (c) (j)
................. 103 113,404
Independent Power and Renewable Electricity Producers — 0.3%
Vistra Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(b) (c) (j)
....................... 134 135,688
Semiconductors & Semiconductor Equipment — 0.1%
Microchip Technology, Inc. , 7.50% , 03/15/28
(e)
. 1 35,231
Total Capital Trusts — 0 .6%
(Cost: $ 272,195 ) ................................. 284,323
Shares
Shares
Preferred Stocks — 0.0%
Commercial Services & Supplies — 0.0%
(a)
Veritas Newco ....................... 129 2,963
Veritas Newco, Series G-1 ............... 89 2,045
5,008
Total Preferred Stocks — 0.0%
(Cost: $ 4,355 ) .................................. 5,008
Total Preferred Securities — 0 .6%
(Cost: $ 276,550 ) ................................. 289,331
Total Long-Term Investments — 99.4%
(Cost: $ 44,650,653 ) ............................... 44,482,370

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Sustainable High Yield Bond Fund
12
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.5%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.22%
(k) (l)
.................... 666,725 $ 666,725
Total Short-Term Securities — 1 .5%
(Cost: $ 666,725 ) ................................. 666,725
Total Investments — 100 .9%
(Cost: $ 45,317,378 ) ............................... 45,149,095
Liabilities in Excess of Other Assets — (0.9) % ............. (383,303)
Net Assets — 100.0% ...............................
$ 44,765,792
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(e)
Convertible security.
(f)
Zero-coupon bond.
(g)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(i)
Rounds to less than 1,000.
(j)
Perpetual security with no stated maturity date.
(k)
Affiliate of the Fund.
(l)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
09/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/25
Shares
Held at
03/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 897,178 $ — $ (230,453)
(a)
$ — $ — $ 666,725 666,725 $ 15,015 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Sustainable High Yield Bond Fund
Schedules of Investments
13
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 5-Year Note .................................................... 5 06/30/25 $ 541 $ 3,873
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 3,873 $ — $ 3,873
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ — $ — $ (16,204) $ — $ (16,204)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ — $ — $ 2,475 $ — $ 2,475
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 536,445
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 94,033 $ — $ — $ 94,033
Corporate Bonds ........................................ — 40,770,647 — 40,770,647
Fixed Rate Loan Interests ................................... — — 35,730 35,730
Floating Rate Loan Interests
Aerospace & Defense .................................... — 59,642 — 59,642
Automobile Components .................................. — 129,736 — 129,736

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Sustainable High Yield Bond Fund
14
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Building Products ....................................... $ — $ 62,899 $ — $ 62,899
Capital Markets ........................................ — 43,790 — 43,790
Chemicals ............................................ — 11,386 — 11,386
Commercial Services & Supplies ............................. — 51,626 — 51,626
Communications Equipment ................................ — 11,465 — 11,465
Diversified Consumer Services .............................. — 89,311 — 89,311
Diversified Telecommunication Services ........................ — 692,088 — 692,088
Entertainment ......................................... — 9,609 — 9,609
Financial Services ...................................... — 4,509 — 4,509
Food Products ......................................... — 2,990 — 2,990
Ground Transportation ................................... — 33,610 — 33,610
Health Care Equipment & Supplies ........................... — 117,591 — 117,591
Health Care Providers & Services ............................ — 116,691 — 116,691
Health Care Technology .................................. — 143,850 — 143,850
Household Durables ..................................... — 36,995 — 36,995
Insurance ............................................ — 39,316 — 39,316
IT Services ........................................... — 118,995 — 118,995
Life Sciences Tools & Services .............................. — 130,382 — 130,382
Machinery ............................................ — 15,069 — 15,069
Media ............................................... — 464,390 — 464,390
Multi-Utilities .......................................... — 55,045 — 55,045
Passenger Airlines ...................................... — 389 — 389
Pharmaceuticals ....................................... — 278,600 — 278,600
Professional Services .................................... — 13,427 — 13,427
Software ............................................. — 425,934 — 425,934
Specialty Retail ........................................ — 24,891 — 24,891
Trading Companies & Distributors ............................ — 83,465 — 83,465
Wireless Telecommunication Services ......................... — — 24,938 24,938
Preferred Securities
Commercial Services & Supplies ............................. — 5,008 — 5,008
Electric Utilities ........................................ — 113,404 — 113,404
Independent Power and Renewable Electricity Producers ............ — 135,688 — 135,688
Semiconductors & Semiconductor Equipment .................... 35,231 — — 35,231
Short-Term Securities
Money Market Funds ...................................... 666,725 — — 666,725
Unfunded Floating Rate Loan Interests
(a)
........................... — 28 — 28
Liabilities
Unfunded Floating Rate Loan Interests
(a)
........................... — (26) — (26)
$ 795,989 $ 44,292,440 $ 60,668 $ 45,149,097
Derivative Financial Instruments
(b)
Assets
Interest rate contracts ....................................... $ 3,873 $ — $ — $ 3,873
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited)
March 31, 2025
BlackRock Sustainable Total Return Fund
Schedules of Investments
15
(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 5.8%
(a)(b)
AGL Core CLO 4 Ltd., Series 2020-4A,
Class AR2, (3-mo. CME Term SOFR
at 1.38% Floor + 1.38%), 5.67%,
10/20/37 ................. USD 250 $ 250,173
Anchorage Capital CLO 8 Ltd., Series
2016-8A, Class BR2, (3-mo. CME
Term SOFR at 1.80% Floor +
2.06%), 6.36%, 10/27/34 ....... 250 249,597
Apidos CLO XXXIII, Series 2020-33A,
Class AR, (3-mo. CME Term SOFR
at 1.15% Floor + 1.41%), 5.71%,
10/24/34 ................. 250 249,441
Bridge Street CLO II Ltd., Series 2021-
1A, Class A1A, (3-mo. CME Term
SOFR at 1.23% Floor + 1.49%),
5.78%, 07/20/34 ............ 250 250,252
CIFC Funding Ltd.
Series 2015-4A, Class A1A2, (3-mo.
CME Term SOFR at 1.33% Floor
+ 1.33%), 5.62%, 04/20/34 ... 250 249,875
Series 2020-3A, Class A1R, (3-mo.
CME Term SOFR at 1.39% Floor
+ 1.39%), 5.68%, 10/20/34 ... 250 250,384
LCM 36 Ltd., Series 36A, Class A1R,
(3-mo. CME Term SOFR at 1.07%
Floor + 1.07%), 5.39%, 01/15/34 . 250 249,557
Madison Park Funding XIX Ltd., Series
2015-19A, Class AR3, (3-mo.
CME Term SOFR at 1.60% Floor +
1.60%), 5.89%, 01/22/37 ....... 250 250,537
Palmer Square CLO Ltd., Series 2021-
3A, Class A1, (3-mo. CME Term
SOFR at 1.41% Floor + 1.41%),
5.71%, 01/15/35 ............ 250 250,511
Shackleton 2013-IV-R CLO Ltd., Series
2013-4RA, Class A1A, (3-mo.
CME Term SOFR at 1.26% Floor +
1.26%), 5.55%, 04/13/31 ....... 98 98,251
Trimaran CAVU Ltd., Series 2021-2A,
Class D1, (3-mo. CME Term SOFR
at 3.25% Floor + 3.51%), 7.81%,
10/25/34 ................. 250 249,692
2,598,270
Ireland — 0.2%
Prodigy Finance DAC, Series 2021-1A,
Class A, (1-mo. CME Term SOFR
at 0.00% Floor + 1.36%), 5.68%,
07/25/51
(a) (b)
............... 80 80,249
United States — 5.7%
BDS LLC, Series 2024-FL13, Class A,
(1-mo. CME Term SOFR at 1.58%
Floor + 1.58%), 5.89%, 09/19/39
(a) (b)
100 99,897
Diameter Capital CLO 1 Ltd., Series
2021-1A, Class A1R, (3-mo. CME
Term SOFR at 1.39% Floor +
1.39%), 5.69%, 10/15/37
(a) (b)
.... 250 250,368
GoodLeap Home Improvement
Solutions Trust
(a)
Series 2024-1A, Class A, 5.35%,
10/20/46 ............... 31 31,475
Series 2025-1A, Class A, 5.38%,
02/20/49 ............... 35 35,791
Security
Par (000)
Par (000) Value
United States (continued)
Home Partners of America Trust, Series
2021-2, Class F, 3.80%, 12/17/26
(a)
USD 480 $ 459,652
Legacy Mortgage Asset Trust, Series
2019-SL2, Class M, 4.25%,
02/25/59
(a) (b)
............... 225 205,112
Lendmark Funding Trust, Series 2022-
1A, Class A, 5.12%, 07/20/32
(a)
.. 100 100,000
Long Beach Mortgage Loan Trust,
Series 2006-2, Class 1A, (1-mo.
CME Term SOFR at 0.36% Floor +
0.47%), 4.79%, 03/25/46
(b)
..... 114 88,505
Mariner Finance issuance Trust,
Series 2024-BA, Class A, 4.91%,
11/20/38
(a)
................ 100 100,621
MF1 LLC, Series 2023-FL12, Class A,
(1-mo. CME Term SOFR at 2.07%
Floor + 2.07%), 6.38%, 10/19/38
(a) (b)
100 100,091
Navient Private Education Loan Trust,
Series 2015-AA, Class A3, (1-mo.
CME Term SOFR at 0.00% Floor +
1.81%), 6.13%, 11/15/30
(a) (b)
.... 26 25,611
Navient Private Education Refi Loan
Trust, Series 2024-A, Class A,
5.66%, 10/15/72
(a)
........... 80 81,615
Progress Residential Trust, Series
2021-SFR10, Class F, 4.61%,
12/17/40
(a)
................ 439 415,478
Ready Capital Mortgage Financing
LLC, Series 2023-FL11, Class A,
(1-mo. CME Term SOFR at 2.37%
Floor + 2.37%), 6.69%, 10/25/39
(a) (b)
23 22,745
Redwood Funding Trust, Series 2023-1,
Class A, 7.50%, 07/25/59
(a) (c)
.... 76 76,603
Regional Management Issuance Trust
(a)
Series 2021-1, Class A, 1.68%,
03/17/31 ............... 15 14,746
Series 2021-2, Class A, 1.90%,
08/15/33 ............... 100 94,298
Republic Finance Issuance Trust,
Series 2024-B, Class A, 5.42%,
11/20/37
(a)
................ 100 101,141
Sesac Finance LLC, Series 2019-1,
Class A2, 5.22%, 07/25/49
(a)
.... 47 46,768
SMB Private Education Loan Trust,
Series 2021-A, Class B, 2.31%,
01/15/53
(a)
................ 75 72,680
SoFi Consumer Loan Program Trust,
Series 2025-1, Class A, 4.80%,
02/27/34
(a)
................ 100 100,051
Subway Funding LLC, Series 2024-1A,
Class A2II, 6.27%, 07/30/54
(a)
... 30 30,362
2,553,610
Total Asset-Backed Securities — 11.7%
(Cost: $ 5,232,965 ) .............................. 5,232,129
Shares
Shares
Common Stocks
Brazil — 0.0%
MercadoLibre, Inc.
(d)
............ 2 3,902
United States — 0.5%
AbbVie, Inc. ................. 15 3,143
Alphabet, Inc. , Class C .......... 18 2,812

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Sustainable Total Return Fund
16
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Amazon.com, Inc.
(d)
............ 17 $ 3,234
ANSYS, Inc.
(d)
................ 10 3,166
Autodesk, Inc.
(d)
............... 13 3,403
Bank of America Corp. .......... 84 3,505
Blackstone Mortgage Trust, Inc. , Class
A ...................... 1,198 23,960
Boston Scientific Corp.
(d)
......... 36 3,632
Capital One Financial Corp. ....... 20 3,586
Citigroup, Inc. ................ 50 3,549
Costco Wholesale Corp. ......... 4 3,783
Eli Lilly & Co. ................ 4 3,304
GE Vernova, Inc. .............. 13 3,969
Home Depot, Inc. (The) ......... 8 2,932
Howmet Aerospace, Inc. ......... 28 3,632
Ingersoll Rand, Inc. ............ 39 3,121
Intuit, Inc. ................... 5 3,070
Intuitive Surgical, Inc.
(d)
.......... 6 2,972
Invitation Homes, Inc. ........... 307 10,699
JPMorgan Chase & Co. ......... 132 32,380
Lam Research Corp. ........... 45 3,271
Live Nation Entertainment, Inc.
(d)
... 27 3,526
Marsh & McLennan Cos., Inc. ..... 14 3,416
Masimo Corp.
(d)
............... 19 3,165
Mastercard, Inc. , Class A ......... 6 3,289
McKesson Corp. .............. 5 3,365
Meta Platforms, Inc. , Class A ...... 6 3,458
Micron Technology, Inc. .......... 38 3,302
Microsoft Corp. ............... 8 3,003
Netflix, Inc.
(d)
................. 4 3,730
NVIDIA Corp. ................ 31 3,360
Progressive Corp. (The) ......... 12 3,396
S&P Global, Inc. .............. 6 3,049
Samsara, Inc. , Class A
(d)
......... 97 3,718
ServiceNow, Inc.
(d)
............. 4 3,184
Snowflake, Inc. , Class A
(d)
........ 22 3,215
Stryker Corp. ................ 9 3,350
Take-Two Interactive Software, Inc.
(d)
. 16 3,316
Thermo Fisher Scientific, Inc. ...... 6 2,986
T-Mobile US, Inc. .............. 13 3,467
Trane Technologies plc .......... 10 3,369
TransDigm Group, Inc. .......... 2 2,767
Union Pacific Corp. ............ 12 2,835
Vertiv Holdings Co. , Class A ...... 43 3,105
Walmart, Inc. ................. 37 3,248
Wells Fargo & Co. ............. 49 3,518
209,260
Total Common Stocks — 0.5%
(Cost: $ 208,976 ) ................................ 213,162
Par (000)
Pa r (000)
Corporate Bonds
Belgium — 0.2%
KBC Group NV , (3-mo. EURIBOR +
0.72%), 0.38%
,
06/16/27
(b) (e)
.... EUR 100 105,146
Canada — 0.7%
Algonquin Power & Utilities Corp. ,
5.37%
,
06/15/26
(c)
........... USD 4 4,023
Enbridge, Inc. , 5.70%
,
03/08/33 .... 20 20,527
Rogers Communications, Inc. , 5.30%
,
02/15/34 ................. 119 116,813
Security
Par (000)
Par (000) Value
Canada (continued)
South Bow USA Infrastructure Holdings
LLC , 4.91%
,
09/01/27
(a)
....... USD 162 $ 162,067
303,430
China — 0.1%
NXP BV , 5.55%
,
12/01/28 ........ 50 51,179
France — 2.0%
(e)
Banque Federative du Credit Mutuel SA
0.10% , 10/08/27 ............ EUR 100 101,199
4.13% , 09/18/30 ............ 200 225,689
BNP Paribas SA
(b)
(3-mo. EURIBOR + 0.80%), 0.38% ,
10/14/27 ............... 100 104,247
(3-mo. EURIBOR + 1.60%), 4.75% ,
11/13/32 ............... 100 114,073
BPCE SA , (3-mo. EURIBOR + 1.47%),
4.00%
,
01/20/34
(b)
........... 100 108,030
Engie SA , 1.75%
,
03/27/28 ....... 100 104,621
Societe Generale SA , (3-mo. EURIBOR
+ 1.45%), 3.75%
,
07/15/31
(b)
.... 100 108,402
866,261
Germany — 1.0%
(e)
Commerzbank AG , Series 1061 ,
(3-mo. EURIBOR + 1.38%), 3.63%
,
01/14/32
(b)
................ 100 107,459
E.ON SE , 1.00%
,
10/07/25 ....... 100 107,346
Eurogrid GmbH , 3.92%
,
02/01/34 ... 100 108,757
Sartorius Finance BV , 4.50%
,
09/14/32 100 112,922
436,484
Spain — 0.5%
(b)(e)
Banco de Sabadell SA , (1-Year EUR
Swap Annual + 1.60%), 4.00%
,
01/15/30 ................. 100 111,274
CaixaBank SA , (3-mo. EURIBOR +
0.85%), 0.38%
,
11/18/26 ....... 100 106,545
217,819
Switzerland — 0.7%
UBS AG
(e)
0.45% , 05/19/25 ............ 100 107,816
0.01% , 06/29/26 ............ 200 209,303
317,119
United Kingdom — 0.2%
SSE plc , 0.88%
,
09/06/25
(e)
....... 100 107,410
United States — 26.6%
AbbVie, Inc.
5.05% , 03/15/34 ............ USD 4 4,028
4.70% , 05/14/45 ............ 8 7,225
Advanced Micro Devices, Inc. , 4.39%
,
06/01/52 ................. 8 6,794
AEP Texas, Inc.
3.95% , 06/01/28 ............ 104 101,931
5.25% , 05/15/52 ............ 22 19,765
Amazon.com, Inc. , 4.10%
,
04/13/62 . 55 43,581
American Express Co. , (1-day SOFR +
0.93%), 5.04%
,
07/26/28
(b)
..... 5 5,063
American International Group, Inc. ,
4.75%
,
04/01/48 ............ 8 7,072
American Tower Corp.
3.80% , 08/15/29 ............ 181 173,792
1.88% , 10/15/30 ............ 83 70,998
5.65% , 03/15/33 ............ 10 10,308

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Sustainable Total Return Fund
Schedules of Investments
17
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
5.55% , 07/15/33 ............ USD 74 $ 75,629
Amgen, Inc. , 1.65%
,
08/15/28 ..... 636 581,239
Apollo Debt Solutions BDC , 6.70%
,
07/29/31 ................. 39 40,238
AppLovin Corp.
5.13% , 12/01/29 ............ 17 17,066
5.95% , 12/01/54 ............ 53 52,053
Ares Strategic Income Fund , 5.70%
,
03/15/28
(a)
................ 14 14,000
Arthur J Gallagher & Co. , 5.55%
,
02/15/55 ................. 13 12,475
AS Mileage Plan IP Ltd. , 5.31%
,
10/20/31
(a)
................ 236 230,725
AT&T Reign II Multi-Property Lease-
Backed Pass-Through Trust , 6.09%
,
12/15/44
(a)
................ 50 50,955
AT&T, Inc.
4.75% , 05/15/46 ............ 36 31,316
4.50% , 03/09/48 ............ 64 53,117
3.50% , 09/15/53 ............ 41 27,958
3.80% , 12/01/57 ............ 10 7,020
3.65% , 09/15/59 ............ 88 59,350
Baltimore Gas & Electric Co.
3.50% , 08/15/46 ............ 14 10,234
5.65% , 06/01/54 ............ 3 2,944
Bank of America Corp.
(b)
(1-day SOFR + 1.99%), 6.20% ,
11/10/28 ............... 251 260,869
(1-day SOFR + 1.93%), 2.68% ,
06/19/41 ............... 20 14,186
(3-mo. CME Term SOFR + 3.41%),
4.08% , 03/20/51 .......... 40 31,431
(1-day SOFR + 1.56%), 2.97% ,
07/21/52 ............... 16 10,258
Berry Global, Inc. , 5.65%
,
01/15/34 .. 29 29,422
Blackstone Private Credit Fund , 6.00%
,
01/29/32 ................. 3 2,974
Block, Inc. , 3.50%
,
06/01/31 ...... 4 3,517
Blue Owl Capital Corp. , 5.95%
,
03/15/29 ................. 42 42,109
Blue Owl Credit Income Corp. , 6.65%
,
03/15/31 ................. 7 7,139
Broadcom, Inc.
5.20% , 04/15/32 ............ 20 20,294
4.30% , 11/15/32 ............ 30 28,638
2.60% , 02/15/33
(a)
........... 26 21,912
3.42% , 04/15/33
(a)
........... 23 20,478
3.47% , 04/15/34
(a)
........... 20 17,605
4.80% , 10/15/34 ............ 40 39,047
Burlington Northern Santa Fe LLC
5.40% , 06/01/41 ............ 15 14,857
3.30% , 09/15/51 ............ 4 2,771
5.20% , 04/15/54 ............ 34 32,362
5.50% , 03/15/55 ............ 10 9,962
Cameron LNG LLC , 3.30%
,
01/15/35
(a)
223 188,750
Caterpillar, Inc. , 3.25%
,
04/09/50 ... 35 24,651
CenterPoint Energy Houston Electric
LLC , Series AE , 2.35%
,
04/01/31 . 5 4,371
Charter Communications Operating
LLC
4.80% , 03/01/50 ............ 70 52,775
3.90% , 06/01/52 ............ 21 13,579
3.95% , 06/30/62 ............ 63 38,707
Cheniere Energy, Inc. , 5.65%
,
04/15/34 218 220,526
Security
Par (000)
Par (000) Value
United States (continued)
Citigroup, Inc.
(b)
(1-day SOFR + 1.18%), 2.52% ,
11/03/32 ............... USD 53 $ 45,267
(1-day SOFR + 2.09%), 4.91% ,
05/24/33 ............... 4 3,922
(1-day SOFR + 1.45%), 5.45% ,
06/11/35 ............... 47 47,265
(1-day SOFR + 1.47%), 5.33% ,
03/27/36 ............... 25 24,909
(1-day SOFR + 1.75%), 5.61% ,
03/04/56 ............... 25 24,420
CNH Industrial Capital LLC , 3.95%
,
05/23/25 ................. 350 349,544
Coca-Cola Co. (The)
5.30% , 05/13/54 ............ 6 5,875
5.40% , 05/13/64 ............ 12 11,727
Comcast Corp.
4.65% , 02/15/33 ............ 106 103,904
2.99% , 11/01/63 ............ 25 14,213
CVS Health Corp. , 4.78%
,
03/25/38 . 43 38,582
Deere & Co. , 3.75%
,
04/15/50 ..... 6 4,672
Dell International LLC
5.40% , 04/15/34 ............ 8 8,062
3.38% , 12/15/41 ............ 12 8,863
Dominion Energy, Inc.
(b)
Series B , (5-Year US Treasury Yield
Curve Rate T Note Constant
Maturity + 2.51%), 7.00% ,
06/01/54 ............... 51 53,604
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.21%), 6.63% , 05/15/55 .... 8 7,944
DR Horton, Inc. , 5.00%
,
10/15/34 ... 163 158,851
Ecolab, Inc. , 2.75%
,
08/18/55 ..... 26 15,616
Edison International
5.75% , 06/15/27 ............ 58 58,568
5.25% , 11/15/28 ............ 30 29,581
6.95% , 11/15/29 ............ 46 47,821
6.25% , 03/15/30 ............ 10 10,128
5.25% , 03/15/32 ............ 15 14,347
Elevance Health, Inc.
4.55% , 03/01/48 ............ 29 24,283
6.10% , 10/15/52 ............ 3 3,067
5.13% , 02/15/53 ............ 6 5,383
Eli Lilly & Co. , 4.88%
,
02/27/53 .... 5 4,597
EnLink Midstream LLC , 5.65%
,
09/01/34 ................. 51 51,395
Equinix, Inc.
2.50% , 05/15/31 ............ 63 54,991
3.90% , 04/15/32 ............ 65 60,601
Eversource Energy , 5.45%
,
03/01/28 7 7,153
Extra Space Storage LP
2.35% , 03/15/32 ............ 45 37,637
5.40% , 06/15/35 ............ 25 24,855
FactSet Research Systems, Inc. ,
3.45%
,
03/01/32 ............ 13 11,705
FirstEnergy Transmission LLC
5.00% , 01/15/35 ............ 80 78,417
4.55% , 04/01/49
(a)
........... 119 101,837
FNB Corp. , (SOFR Index + 1.93%),
5.72%
,
12/11/30
(b)
........... 29 28,970
Gartner, Inc.
(a)
4.50% , 07/01/28 ............ 137 134,321
3.63% , 06/15/29 ............ 281 264,604

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Sustainable Total Return Fund
18
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
General Motors Financial Co., Inc.
2.75% , 06/20/25 ............ USD 80 $ 79,620
1.25% , 01/08/26 ............ 595 578,832
5.60% , 06/18/31 ............ 67 67,005
Global Payments, Inc. , 5.95%
,
08/15/52 ................. 7 6,773
Goldman Sachs Group, Inc. (The)
(1-day SOFR + 1.51%), 4.39% ,
06/15/27
(b)
.............. 362 361,416
(1-day SOFR + 1.25%), 2.38% ,
07/21/32
(b)
.............. 51 43,681
(1-day SOFR + 1.26%), 2.65% ,
10/21/32
(b)
.............. 56 48,399
(1-day SOFR + 1.41%), 3.10% ,
02/24/33
(b)
.............. 60 52,881
(1-day SOFR + 1.95%), 6.56% ,
10/24/34
(b)
.............. 46 50,205
(1-day SOFR + 1.55%), 5.85% ,
04/25/35
(b)
.............. 51 52,708
(3-mo. CME Term SOFR + 1.69%),
4.41% , 04/23/39
(b)
......... 6 5,338
6.25% , 02/01/41 ............ 3 3,164
(1-day SOFR + 1.51%), 3.21% ,
04/22/42
(b)
.............. 6 4,424
(1-day SOFR + 1.47%), 2.91% ,
07/21/42
(b)
.............. 1 706
(1-day SOFR + 1.58%), 5.56% ,
11/19/45
(b)
.............. 48 46,772
HCA, Inc.
5.00% , 03/01/28 ............ 10 10,081
3.50% , 09/01/30 ............ 283 262,444
5.45% , 04/01/31 ............ 104 105,638
Hewlett Packard Enterprise Co. , 6.35%
,
10/15/45
(c)
................ 16 16,424
Home Depot, Inc. (The)
4.95% , 09/15/52 ............ 5 4,587
5.30% , 06/25/54 ............ 19 18,351
5.40% , 06/25/64 ............ 5 4,814
Hps Corporate Lending Fund , 5.45%
,
01/14/28 ................. 10 9,957
Ingersoll Rand, Inc. , 5.31%
,
06/15/31 13 13,300
Intel Corp.
4.10% , 05/11/47 ............ 18 13,299
5.90% , 02/10/63 ............ 12 11,246
Jersey Central Power & Light Co. ,
5.10%
,
01/15/35
(a)
........... 10 9,886
JPMorgan Chase & Co.
(b)
(1-day SOFR + 1.13%), 5.00% ,
07/22/30 ............... 155 156,403
(1-day SOFR + 0.90%), 5.14% ,
01/24/31 ............... 25 25,390
(3-mo. CME Term SOFR + 3.79%),
4.49% , 03/24/31 .......... 63 62,165
(3-mo. CME Term SOFR + 1.25%),
2.58% , 04/22/32 .......... 202 177,483
(1-day SOFR + 1.49%), 5.77% ,
04/22/35 ............... 25 25,983
(1-day SOFR + 1.46%), 5.29% ,
07/22/35 ............... 63 63,252
(3-mo. CME Term SOFR + 1.64%),
3.96% , 11/15/48 .......... 5 3,945
(1-day SOFR + 2.44%), 3.11% ,
04/22/51 ............... 5 3,329
(1-day SOFR + 1.58%), 3.33% ,
04/22/52 ............... 135 93,777
Security
Par (000)
Par (000) Value
United States (continued)
Juniper Networks, Inc. , 3.75%
,
08/15/29 ................. USD 16 $ 15,386
Lam Research Corp. , 3.13%
,
06/15/60 8 5,014
Lowe's Cos., Inc.
2.80% , 09/15/41 ............ 36 24,912
5.63% , 04/15/53 ............ 41 39,578
M&T Bank Corp. , (1-day SOFR +
1.61%), 5.39%
,
01/16/36
(b)
..... 30 29,422
Marriott International, Inc.
5.30% , 05/15/34 ............ 3 2,994
5.35% , 03/15/35 ............ 4 3,962
Marsh & McLennan Cos., Inc.
4.90% , 03/15/49 ............ 14 12,693
5.45% , 03/15/53 ............ 11 10,673
Meta Platforms, Inc. , 5.75%
,
05/15/63 108 109,668
Microsoft Corp. , 2.92%
,
03/17/52 ... 15 10,059
MidAmerican Energy Co. , 5.85%
,
09/15/54 ................. 17 17,464
Moody's Corp. , 3.25%
,
01/15/28 .... 5 4,853
Morgan Stanley
(b)
(1-day SOFR + 1.29%), 2.94% ,
01/21/33 ............... 7 6,140
(1-day SOFR + 1.71%), 5.52% ,
11/19/55 ............... 197 192,449
Motorola Solutions, Inc. , 5.60%
,
06/01/32 ................. 2 2,067
MSCI, Inc. , 4.00%
,
11/15/29
(a)
..... 7 6,686
MSD Netherlands Capital BV , 3.50%
,
05/30/37 ................. EUR 100 105,537
National Grid North America, Inc. ,
4.67%
,
09/12/33
(e)
........... 100 114,208
Newmont Corp. , 2.80%
,
10/01/29 ... USD 21 19,510
NiSource, Inc.
5.35% , 04/01/34 ............ 27 27,088
5.85% , 04/01/55 ............ 5 4,970
NNN REIT, Inc. , 3.50%
,
04/15/51 ... 8 5,386
Norfolk Southern Corp. , 4.15%
,
02/28/48 ................. 23 18,489
NRG Energy, Inc.
(a)
4.45% , 06/15/29 ............ 83 80,598
3.63% , 02/15/31 ............ 193 170,932
6.00% , 02/01/33 ............ 67 65,180
7.00% , 03/15/33 ............ 212 228,556
NVIDIA Corp. , 3.50%
,
04/01/50 .... 5 3,793
Ohio Power Co.
Series P , 2.60% , 04/01/30 ...... 5 4,519
Series Q , 1.63% , 01/15/31 ..... 20 16,717
5.00% , 06/01/33 ............ 13 12,824
Series R , 2.90% , 10/01/51 ..... 37 22,947
Omnicom Group, Inc. , 3.60%
,
04/15/26 11 10,892
Oracle Corp.
4.00% , 11/15/47 ............ 4 3,032
3.60% , 04/01/50 ............ 78 54,192
5.55% , 02/06/53 ............ 12 11,216
4.38% , 05/15/55 ............ 34 26,496
6.00% , 08/03/55 ............ 42 41,947
5.50% , 09/27/64 ............ 17 15,411
6.13% , 08/03/65 ............ 135 134,814
Otis Worldwide Corp. , 5.25%
,
08/16/28 15 15,330
Owens Corning , 3.95%
,
08/15/29 ... 17 16,453
Pacific Gas & Electric Co.
4.95% , 07/01/50 ............ 45 37,577
3.50% , 08/01/50 ............ 123 81,758
6.75% , 01/15/53 ............ 11 11,487

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Sustainable Total Return Fund
Schedules of Investments
19
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
5.90% , 10/01/54 ............ USD 10 $ 9,471
Paramount Global
4.38% , 03/15/43 ............ 19 14,073
5.85% , 09/01/43 ............ 9 7,881
5.25% , 04/01/44 ............ 5 4,022
4.90% , 08/15/44 ............ 3 2,320
4.60% , 01/15/45 ............ 2 1,498
PECO Energy Co.
3.90% , 03/01/48 ............ 7 5,461
2.85% , 09/15/51 ............ 29 18,068
4.60% , 05/15/52 ............ 26 22,359
Pfizer Investment Enterprises Pte. Ltd.
4.75% , 05/19/33 ............ 3 2,967
5.30% , 05/19/53 ............ 28 26,585
PG&E Corp.
5.25% , 07/01/30 ............ 147 141,119
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.88%), 7.38% , 03/15/55
(b)
... 64 62,902
Piedmont Natural Gas Co., Inc. , 2.50%
,
03/15/31 ................. 11 9,612
Public Service Co. of New Hampshire ,
5.15%
,
01/15/53 ............ 3 2,812
Public Service Electric & Gas Co. ,
3.70%
,
05/01/28 ............ 8 7,849
Republic Services, Inc. , 3.95%
,
05/15/28 ................. 16 15,781
RPM International, Inc. , 2.95%
,
01/15/32 ................. 7 6,106
Ryder System, Inc. , 4.30%
,
06/15/27 27 26,822
San Diego Gas & Electric Co.
4.15% , 05/15/48 ............ 6 4,715
5.35% , 04/01/53 ............ 8 7,498
5.55% , 04/15/54 ............ 2 1,932
Sixth Street Lending Partners , 6.13%
,
07/15/30
(a)
................ 31 31,201
Solventum Corp. , 6.00%
,
05/15/64 .. 17 16,691
Southern California Edison Co.
5.30% , 03/01/28 ............ 95 96,143
5.65% , 10/01/28 ............ 10 10,238
2.85% , 08/01/29 ............ 18 16,541
2.25% , 06/01/30 ............ 54 47,147
5.95% , 11/01/32 ............ 75 77,010
Sprint LLC , 7.63%
,
03/01/26 ...... 70 71,098
Synchrony Financial
(SOFR Index + 2.13%), 5.94% ,
08/02/30
(b)
.............. 20 20,281
(1-day SOFR + 1.68%), 5.45% ,
03/06/31
(b)
.............. 45 44,678
2.88% , 10/28/31 ............ 87 73,575
7.25% , 02/02/33 ............ 103 106,028
System Energy Resources, Inc. ,
5.30%
,
12/15/34 ............ 2 1,977
Texas Instruments, Inc.
4.15% , 05/15/48 ............ 7 5,799
5.00% , 03/14/53 ............ 12 11,188
T-Mobile USA, Inc.
3.50% , 04/15/25 ............ 532 531,725
4.75% , 02/01/28 ............ 694 693,155
Toyota Motor Credit Corp. , 4.55%
,
08/09/29 ................. 5 5,001
Uber Technologies, Inc. , 5.35%
,
09/15/54 ................. 18 16,814
Union Pacific Corp. , 3.55%
,
05/20/61 40 27,172
Security
Par (000)
Par (000) Value
United States (continued)
UnitedHealth Group, Inc.
4.25% , 04/15/47 ............ USD 48 $ 39,562
5.88% , 02/15/53 ............ 4 4,057
6.05% , 02/15/63 ............ 22 22,664
VeriSign, Inc. , 5.25%
,
06/01/32 .... 10 10,088
Verizon Communications, Inc.
7.75% , 12/01/30 ............ 105 120,143
2.55% , 03/21/31 ............ 50 44,057
5.25% , 04/02/35 ............ 10 10,025
Waste Management, Inc. , 4.15%
,
04/15/32 ................. 11 10,615
Wells Fargo & Co.
(1-day SOFR + 2.53%), 3.07% ,
04/30/41
(b)
.............. 6 4,471
3.90% , 05/01/45 ............ 11 8,667
(3-mo. CME Term SOFR + 4.50%),
5.01% , 04/04/51
(b)
......... 48 43,205
(1-day SOFR + 2.13%), 4.61% ,
04/25/53
(b)
.............. 31 26,304
11,850,297
Total Corporate Bonds — 32.0%
(Cost: $ 14,372,954 ) .............................. 14,255,145
Foreign Agency Obligations
Italy — 0.2%
ACEA SpA , 0.00%
,
09/28/25
(e)
..... EUR 100 106,748
Supranational — 0.8%
European Union
(e)
2.50% , 10/04/52 ............ 170 141,325
Series NGEU , 3.00% , 03/04/53 .. 229 210,498
351,823
Total Foreign Agency Obligations — 1.0%
(Cost: $ 477,877 ) ................................ 458,571
Foreign Government Obligations
Belgium — 0.2%
Kingdom of Belgium , 3.30%
,
06/22/54
(a) (e)
............... 90 86,236
Brazil — 0.3%
Federative Republic of Brazil
10.00% , 01/01/29 ........... BRL —
(f)
45,845
10.00% , 01/01/35 ........... 1 69,863
115,708
Germany — 0.2%
Bundesrepublik Deutschland
Bundesanleihe , 2.50%
,
08/15/54
(e)
EUR 75 72,017
Japan — 0.2%
Japan Government Bond , 2.30%
,
12/20/54 ................. JPY 16,600 106,473
Mexico — 0.4%
United Mexican States , 2.66%
,
05/24/31 ................. USD 200 168,626
Panama — 0.4%
Republic of Panama , 3.88%
,
03/17/28 200 190,250

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Sustainable Total Return Fund
20
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Peru — 0.1%
Republic of Peru , 3.55%
,
03/10/51 .. USD 35 $ 24,054
Philippines — 0.4%
Republic of Philippines , 3.00%
,
02/01/28 ................. 200 191,460
United Kingdom — 0.4%
U.K. Treasury Bonds , 4.38%
,
07/31/54
(e)
................ GBP 148 165,671
Uruguay — 0.0%
Oriental Republic of Uruguay , 5.10%
,
06/18/50 ................. USD 25 23,162
Total Foreign Government Obligations — 2.6%
(Cost: $ 1,260,553 ) .............................. 1,143,657
Shares
Shares
Investment Companies
Financial Select Sector SPDR Fund . 450 22,414
Total Investment Companies — 0.0%
(Cost: $ 22,649 ) ................................ 22,414
Par (000)
Pa r (000)
Municipal Bonds
California - 0 .3%
Bay Area Toll Authority , Series 2010S-1 ,
RB , 7.04% , 04/01/50 ......... 20 23,563
Los Angeles Community College
District , Series 2010E , GO ,
6.60% , 08/01/42 ............ 5 5,428
State of California , Series 2018 , GO ,
4.60% , 04/01/38 ............ 70 68,220
University of California , Series 2012AD ,
RB , 4.86% , 05/15/2112 ........ 15 12,902
110,113
Illinois - 0 .1%
State of Illinois , Series 2003 , GO ,
5.10% , 06/01/33 ............ 38 37,516
New Jersey - 0.0%
New Jersey Turnpike Authority , Series
2009F , RB , 7.41% , 01/01/40 .... 8 9,615
New York - 0 .1%
Metropolitan Transportation Authority ,
Series 2010A , RB , 6.67% , 11/15/39 10 10,940
New York City Municipal Water Finance
Authority , Series 2010EE , RB ,
6.01% , 06/15/42 ............ 5 5,233
Port Authority of New York & New
Jersey
Series 2011-168 , RB ,
4.93% , 10/01/51 .......... 15 14,113
Series 2014-181 , RB ,
4.96% , 08/01/46 .......... 10 9,519
39,805
Ohio - 0.0%
American Municipal Power, Inc. , Series
2010A , RB , 8.08% , 02/15/50 .... 10 12,684
Security
Par (000)
Par (000) Value
Texas - 0.0%
City of San Antonio Electric & Gas
Systems , Series 2010A , RB ,
5.81% , 02/01/41 ............ USD 10 $ 10,282
State of Texas , Series 2009A , GO ,
5.52% , 04/01/39 ............ 15 15,422
25,704
Total Municipal Bonds — 0.5%
(Cost: $ 288,300 ) ................................ 235,437
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2 .2%
United States — 2.2%
Alternative Loan Trust
(b)
Series 2006-OA6, Class 1A1A, (1-
mo. CME Term SOFR at 0.42%
Floor + 0.53%), 4.85%, 07/25/46 15 13,375
Series 2006-OC10, Class 2A3, (1-
mo. CME Term SOFR at 0.46%
Floor + 0.57%), 4.89%, 11/25/36 185 158,534
Angel Oak Mortgage Trust, Series
2023-1, Class A1, 4.75%,
09/26/67
(a) (c)
............... 83 81,849
AOMT, Series 2024-6, Class A3,
4.65%, 11/25/67
(a) (c)
.......... 47 45,786
Barclays Mortgage Loan Trust, Series
2025-NQM1, Class A1, 5.66%,
01/25/65
(a) (c)
............... 99 99,545
CFMT LLC, Series 2024-HB15, Class
M2, 4.00%, 08/25/34
(a) (b)
....... 100 95,074
CIM Trust, Series 2025-I1, Class A1,
5.65%, 10/25/69
(a) (c)
.......... 144 145,069
Cross Mortgage Trust, Series 2025-H2,
Class M1, 6.13%, 03/25/70
(a) (b)
... 100 100,225
RFMSI Trust, Series 2007-SA4, Class
3A1, 5.85%, 10/25/37
(b)
........ 113 68,704
TVC Mortgage Trust, Series 2023-
RTL1, Class A1, 8.25%, 11/25/27
(a) (c)
100 100,184
Verus Securitization Trust, Series 2021-
3, Class B1, 3.20%, 06/25/66
(a) (b)
. 100 73,122
981,467
Commercial Mortgage-Backed Securities — 6 .2%
United States — 6.2%
1211 Avenue of the Americas Trust,
Series 2015-1211, Class A1A2,
3.90%, 08/10/35
(a)
........... 250 245,000
2023-MIC Trust, Series 2023-MIC,
Class A, 8.44%, 12/05/38
(a) (b)
.... 10 10,876
ARES Commercial Mortgage Trust,
Series 2024-IND, Class A, (1-mo.
CME Term SOFR at 1.69% Floor +
1.69%), 6.01%, 07/15/41
(a) (b)
.... 22 21,945
ARES1, Series 2024-IND2, Class A,
(1-mo. CME Term SOFR at 1.44%
Floor + 1.44%), 5.76%, 10/15/34
(a) (b)
30 29,925
Atrium Hotel Portfolio Trust, Series
2024-ATRM, Class A, 5.05%,
11/10/29
(a) (b)
............... 10 9,990
BAHA Trust
(a)(b)
Series 2024-MAR, Class A, 5.57%,
12/10/41 ............... 66 66,933
Series 2024-MAR, Class B, 6.39%,
12/10/41 ............... 11 11,394

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Sustainable Total Return Fund
Schedules of Investments
21
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-MAR, Class C, 7.01%,
12/10/41 ............... USD 27 $ 27,896
BAMLL Trust
(a)(b)
Series 2024-BHP, Class A, (1-mo.
CME Term SOFR at 2.35% Floor
+ 2.35%), 6.67%, 08/15/39 ... 10 10,013
Series 2025-ASHF, Class A, (1-mo.
CME Term SOFR at 1.85% Floor
+ 1.85%), 6.17%, 02/15/42 ... 14 13,948
Series 2025-ASHF, Class E, (1-mo.
CME Term SOFR at 5.25% Floor
+ 5.25%), 9.57%, 02/15/42 ... 12 11,967
BANK, Series 2022-BNK41, Class A4,
3.79%, 04/15/65
(b)
........... 80 74,164
BANK5, Series 2024-5YR11, Class A3,
5.89%, 11/15/57 ............ 10 10,407
BBCMS Mortgage Trust
(a)(b)
Series 2018-TALL, Class A, (1-mo.
CME Term SOFR at 0.87% Floor
+ 0.92%), 5.24%, 03/15/37 ... 15 14,214
Series 2018-TALL, Class B, (1-mo.
CME Term SOFR at 1.12% Floor
+ 1.17%), 5.49%, 03/15/37 ... 25 22,881
BFLD Commercial Mortgage Trust,
Series 2024-UNIV, Class A, (1-mo.
CME Term SOFR at 1.49% Floor +
1.49%), 5.81%, 11/15/41
(a) (b)
.... 10 9,988
BMP, Series 2024-MF23, Class E,
(1-mo. CME Term SOFR at 3.39%
Floor + 3.39%), 7.71%, 06/15/41
(a) (b)
10 9,875
BX Commercial Mortgage Trust
(a)(b)
Series 2022-LP2, Class A, (1-mo.
CME Term SOFR at 1.01% Floor
+ 1.01%), 5.33%, 02/15/39 ... 37 36,739
Series 2024-BRBK, Class A, (1-mo.
CME Term SOFR at 2.88% Floor
+ 2.88%), 7.20%, 10/15/41 ... 11 11,014
Series 2024-KING, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 5.86%, 05/15/34 ... 103 102,392
Series 2024-MDHS, Class A, (1-mo.
CME Term SOFR at 1.64% Floor
+ 1.64%), 5.96%, 05/15/41 ... 80 79,616
Series 2024-PURE, Class A,
(CAONREPO at 1.90% Floor +
1.90%), 4.66%, 11/15/41 ..... CAD 3 2,054
BX Trust
(a)(b)
Series 2021-MFM1, Class C, (1-mo.
CME Term SOFR at 1.20% Floor
+ 1.31%), 5.63%, 01/15/34 ... USD 10 10,435
Series 2022-IND, Class A, (1-mo.
CME Term SOFR at 1.49% Floor
+ 1.49%), 5.81%, 04/15/37 ... 37 37,475
Series 2024-VLT4, Class A, (1-mo.
CME Term SOFR at 1.49% Floor
+ 1.49%), 5.81%, 07/15/29 ... 30 29,850
Series 2024-VLT4, Class E, (1-mo.
CME Term SOFR at 2.89% Floor
+ 2.89%), 7.21%, 07/15/29 ... 10 9,850
Series 2024-VLT4, Class F, (1-mo.
CME Term SOFR at 3.94% Floor
+ 3.94%), 8.26%, 07/15/29 ... 30 29,475
Series 2025-ROIC, Class E, (1-mo.
CME Term SOFR at 2.94% Floor
+ 2.94%), 7.26%, 03/15/30 ... 24 23,850
Security
Par (000)
Par (000) Value
United States (continued)
BXP Trust, Series 2017-GM, Class D,
3.42%, 06/13/39
(a) (b)
.......... USD 45 $ 42,502
Commercial Mortgage Trust
(a)(b)
Series 2013-300P, Class D, 4.39%,
08/10/30 ............... 25 24,062
Series 2024-WCL1, Class A, (1-mo.
CME Term SOFR at 1.84% Floor
+ 1.84%), 6.16%, 06/15/41 ... 11 10,966
Series 2024-WCL1, Class B, (1-mo.
CME Term SOFR at 2.59% Floor
+ 2.59%), 6.91%, 06/15/41 ... 10 9,856
Series 2024-WCL1, Class E, (1-mo.
CME Term SOFR at 4.49% Floor
+ 4.49%), 8.81%, 06/15/41 ... 10 10,002
CONE Trust
(a)(b)
Series 2024-DFW1, Class A, (1-mo.
CME Term SOFR at 1.64% Floor
+ 1.64%), 5.96%, 08/15/41 ... 150 148,875
Series 2024-DFW1, Class E, (1-mo.
CME Term SOFR at 3.89% Floor
+ 3.89%), 8.21%, 08/15/41 ... 22 21,906
CSTL Commercial Mortgage Trust,
Series 2024-GATE, Class A, 4.76%,
11/10/41
(a) (b)
............... 10 9,813
ELM Trust, Series 2024-ELM, Class
E10, 7.27%, 06/10/39
(a) (b)
...... 20 20,186
EQT Trust, Series 2024-EXTR, Class A,
5.33%, 07/05/41
(a) (b)
.......... 10 10,053
Fashion Show Mall LLC, Series 2024-
SHOW, Class A, 4.76%, 10/10/41
(a) (b)
10 10,005
Grace Trust, Series 2020-GRCE, Class
D, 2.68%, 12/10/40
(a) (b)
........ 250 210,094
Great Wolf Trust, Series 2024-WLF2,
Class A, (1-mo. CME Term SOFR +
1.69%), 6.01%, 05/15/41
(a) (b)
.... 100 99,969
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2021-DM, Class A, (1-mo.
CME Term SOFR at 0.89% Floor
+ 1.00%), 5.32%, 11/15/36 ... 45 44,563
Series 2024-RVR, Class E, 6.97%,
08/10/41 ............... 10 9,951
HIH Trust, Series 2024-61P, Class A,
(1-mo. CME Term SOFR at 1.84%
Floor + 1.84%), 6.16%, 10/15/41
(a) (b)
10 10,044
HILT Commercial Mortgage Trust,
Series 2024-ORL, Class C, (1-mo.
CME Term SOFR at 2.44% Floor +
2.44%), 6.76%, 05/15/37
(a) (b)
.... 20 19,950
HLTN Commercial Mortgage Trust,
Series 2024-DPLO, Class A, (1-mo.
CME Term SOFR at 1.64% Floor +
1.64%), 5.96%, 06/15/41
(a) (b)
.... 10 10,000
INV Mortgage Trust, Series 2024-IND,
Class A, (1-mo. CME Term SOFR
at 1.74% Floor + 1.74%), 6.06%,
11/15/41
(a) (b)
............... 18 17,955
J.P. Morgan Chase Commercial
Mortgage Securities Trust
(a)(b)
Series 2021-MHC, Class D, (1-mo.
CME Term SOFR at 1.70% Floor
+ 2.06%), 6.38%, 04/15/38 ... 250 249,375
Series 2024-IGLG, Class A, 5.17%,
11/09/39 ............... 10 10,044
Series 2024-IGLG, Class E, 7.25%,
11/09/39 ............... 15 14,974

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Sustainable Total Return Fund
22
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-IGLG, Class F, 8.22%,
11/09/39 ............... USD 13 $ 13,006
Series 2025-BHR5, Class A, (1-mo.
CME Term SOFR at 1.69% Floor
+ 1.69%), 5.99%, 03/15/40 ... 24 23,820
JW Commercial Mortgage Trust
(a)(b)
Series 2024-MRCO, Class A, (1-mo.
CME Term SOFR at 1.62% Floor
+ 1.62%), 5.94%, 06/15/39 ... 10 9,994
Series 2024-MRCO, Class D, (1-mo.
CME Term SOFR at 3.19% Floor
+ 3.19%), 7.51%, 06/15/39 ... 10 10,029
KSL Commercial Mortgage Trust,
Series 2024-HT2, Class A, (1-mo.
CME Term SOFR at 1.54% Floor +
1.54%), 5.86%, 12/15/39
(a) (b)
.... 20 19,975
LBA Trust
(a)(b)
Series 2024-7IND, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 5.76%, 10/15/41 ... 10 9,981
Series 2024-BOLT, Class F, (1-mo.
CME Term SOFR at 4.44% Floor
+ 4.44%), 8.76%, 06/15/39 ... 10 9,941
MCR Mortgage Trust
(a)
Series 2024-HTL, Class C, (1-mo.
CME Term SOFR at 3.11% Floor
+ 3.11%), 7.43%, 02/15/37
(b)
.. 40 40,398
Series 2024-TWA, Class A, 5.92%,
06/12/39 ............... 13 13,147
Series 2024-TWA, Class E, 8.73%,
06/12/39 ............... 10 10,167
Morgan Stanley Capital I Trust
(a)(b)
Series 2017-ASHF, Class G, (1-mo.
CME Term SOFR at 6.90% Floor
+ 7.20%), 11.52%, 11/15/34 .. 10 9,503
Series 2024-NSTB, Class A, 3.90%,
09/24/57 ............... 10 9,488
One New York Plaza Trust
(a)(b)
Series 2020-1NYP, Class A, (1-mo.
CME Term SOFR at 0.95% Floor
+ 1.06%), 5.38%, 01/15/36 ... 21 20,119
Series 2020-1NYP, Class AJ, (1-mo.
CME Term SOFR at 1.25% Floor
+ 1.36%), 5.68%, 01/15/36 ... 20 18,914
ORL Trust, Series 2024-GLKS, Class A,
(1-mo. CME Term SOFR at 1.49%
Floor + 1.49%), 5.81%, 12/15/39
(a) (b)
45 44,972
PGA Trust, Series 2024-RSR2, Class A,
(1-mo. CME Term SOFR at 1.89%
Floor + 1.89%), 6.21%, 06/15/39
(a) (b)
10 9,975
SUMIT Mortgage Trust, Series 2022-
BVUE, Class D, 2.89%, 02/12/41
(a) (b)
40 30,560
TTAN MHC
(a)(b)
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR at 2.40% Floor
+ 2.51%), 6.83%, 03/15/38 ... 38 38,332
Series 2021-MHC, Class F, (1-mo.
CME Term SOFR at 2.90% Floor
+ 3.01%), 7.33%, 03/15/38 ... 8 7,666
VEGAS
(a)(b)
Series 2024-GCS, Class C, 6.22%,
07/10/36 ............... 12 11,721
Series 2024-GCS, Class D, 6.22%,
07/10/36 ............... 44 41,148
Security
Par (000)
Par (000) Value
United States (continued)
Velocity Commercial Capital Loan
Trust, Series 2021-4, Class M4,
4.48%, 12/26/51
(a) (b)
.......... USD 399 $ 336,856
Wells Fargo Commercial Mortgage
Trust
(a)
Series 2024-BPRC, Class B, 6.22%,
07/15/43 ............... 10 10,274
Series 2024-BPRC, Class C, 6.43%,
07/15/43 ............... 10 10,057
2,749,354
Interest Only Commercial Mortgage-Backed Securities — 0.0%
United States — 0.0%
BMO Mortgage Trust, Series 2023-C5,
Class XA, 0.72%, 06/15/56
(b)
.... 198 9,445
MCR Mortgage Trust, Series 2024-
TWA, Class XA, 0.92%, 06/12/39
(a)
37 537
Wells Fargo Commercial Mortgage
Trust, Series 2024-BPRC, Class X,
0.09%, 07/15/43
(a) (b)
.......... 78 726
10,708
Total Non-Agency Mortgage-Backed Securities — 8.4%
(Cost: $ 3,843,792 ) .............................. 3,741,529
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 2.0%
(b)
Federal Home Loan Mortgage Corp.
Variable Rate Notes
Series 5513 , Class FD , (SOFR
30 day Average at 1.35%
Floor and 6.50% Cap +
1.35%), 5.69% , 01/25/55 .. 135 135,328
Series 5515 , Class FM , (SOFR
30 day Average at 1.35%
Floor and 6.50% Cap +
1.35%), 5.69% , 03/25/55 .. 20 19,885
Series 5516 , Class FC , (SOFR
30 day Average at 1.40%
Floor and 6.50% Cap +
1.40%), 5.74% , 03/25/55 .. 321 322,252
Series 5518 , Class FC , (SOFR
30 day Average at 1.32%
Floor and 6.50% Cap +
1.32%), 5.66% , 03/25/55 .. 131 131,273
Federal National Mortgage Association
Variable Rate Notes
Series 2025-12 , Class GF ,
(SOFR 30 day Average at
1.35% Floor and 6.50% Cap +
1.35%), 5.69% , 03/25/55 .. 43 42,966
Series 2025-13 , Class FB ,
(SOFR 30 day Average at
1.30% Floor and 6.50% Cap +
1.30%), 5.64% , 03/25/55 .. 145 144,792
Series 2025-21 , Class FB ,
(SOFR 30 day Average at
1.30% Floor and 6.50% Cap +
1.30%), 5.64% , 07/25/53 .. 35 34,938

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Sustainable Total Return Fund
Schedules of Investments
23
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2025-9 , Class FG , (SOFR
30 day Average at 1.35%
Floor and 6.50% Cap +
1.35%), 5.69% , 03/25/55 .. USD 44 $ 44,676
876,110
Commercial Mortgage-Backed Securities — 0.1%
(b)
Federal Home Loan Mortgage
Corp. Variable Rate Notes ,
Series 2018-W5FX , Class CFX ,
3.42% , 04/25/28
(a)
........... 50 45,564
Federal National Mortgage Association
Variable Rate Notes , Series 2024-
P015 , Class A1 , 4.02% , 11/25/32 . 6 5,825
Government National Mortgage
Association Variable Rate Notes ,
Series 2023-50 , Class AC ,
3.25% , 09/16/63 ............ 3 2,650
54,039
Interest Only Collateralized Mortgage Obligations — 0.1%
Government National Mortgage
Association
Series 2021-58 , Class IY ,
3.00% , 02/20/51 ........ 62 10,705
Series 2021-78 , Class IP ,
3.00% , 05/20/51 ........ 65 10,995
Series 2021-97 , Class LI ,
3.00% , 08/20/50 ........ 56 9,523
Series 2022-78 , Class D ,
3.00% , 08/20/51 ........ 136 22,985
Series 2022-85 , Class IK ,
3.00% , 05/20/51 ........ 72 12,326
Mortgage-Backed Securities — 51.9%
Federal National Mortgage Association
5.81% , 06/01/31 .......... 13 13,620
3.00% , 12/01/50 .......... 568 503,725
Government National Mortgage
Association
2.00% , 08/20/50 - 11/20/50 ... 95 78,122
2.50% , 10/20/51 - 12/20/51 ... 80 68,100
3.00% , 03/20/52 .......... 255 224,483
3.50% , 03/20/52 .......... 52 47,537
4.00% , 03/20/52 .......... 13 11,833
2.00% , 04/15/55
(g)
......... 424 346,706
2.50% , 04/15/55
(g)
......... 429 365,869
3.00% , 04/15/55
(g)
......... 115 101,847
3.50% , 04/15/55 - 05/15/55
(g)
.. 3,134 2,862,859
4.00% , 04/15/55
(g)
......... 196 183,465
4.50% , 04/15/55
(g)
......... 211 202,428
5.00% , 04/15/55
(g)
......... 240 236,050
5.50% , 04/15/55
(g)
......... 254 254,522
6.00% , 04/15/55
(g)
......... 167 169,487
6.50% , 04/15/55
(g)
......... 98 100,318
Uniform Mortgage-Backed Securities
1.50% , 04/25/40
(g)
......... 293 257,047
2.00% , 04/25/40 - 04/25/55
(g)
.. 384 346,228
2.50% , 04/25/40
(g)
......... 151 139,680
3.00% , 04/25/40 - 04/25/55
(g)
.. 189 170,680
3.50% , 04/25/40 - 04/25/55
(g)
.. 33 31,623
4.00% , 04/25/40 - 04/25/55
(g)
.. 23 22,238
4.50% , 04/25/40 - 05/25/55
(g)
.. 1,321 1,265,431
4.00% , 09/01/47 - 04/01/52 ... 959 899,474
4.50% , 06/01/50 .......... 194 188,928
1.50% , 06/01/51 .......... 307 232,215
2.00% , 10/01/51 - 11/01/51 ... 2,469 1,970,827
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
2.50% , 11/01/51 - 12/01/51 ... USD 2,638 $ 2,215,095
3.00% , 11/01/51 .......... 241 213,453
3.50% , 11/01/51 .......... 883 818,842
5.00% , 04/01/53 - 10/01/53 ... 677 665,462
5.50% , 09/01/53 .......... 290 289,378
6.00% , 09/01/53 .......... 265 269,496
6.50% , 10/01/53 - 11/01/53 ... 221 229,120
5.00% , 04/25/55 - 05/25/55
(g)
.. 200 196,179
5.50% , 04/25/55
(g)
......... 2,952 2,948,076
6.00% , 04/25/55 - 06/25/55
(g)
.. 2,982 3,028,012
6.50% , 04/25/55 - 06/25/55
(g)
.. 949 977,970
23,146,425
Total U.S. Government Sponsored Agency Securities
—
54 .1%
(Cost: $ 25,124,994 ) .............................. 24,143,108
U.S. Treasury Obligations
U.S. Treasury Bonds
1.13% , 05/15/40 - 08/15/40 ..... 254 159,950
1.38% , 11/15/40 - 08/15/50 ..... 209 124,315
4.25% , 11/15/40 ............ 109 106,271
1.88% , 02/15/41 - 11/15/51 ..... 166 107,443
4.75% , 02/15/41 - 11/15/43 ..... 72 73,490
4.38% , 05/15/41 ............ 24 23,168
1.75% , 08/15/41 ............ 127 86,067
3.00% , 05/15/42 - 08/15/52 ..... 463 357,803
3.88% , 02/15/43 ............ 238 217,460
2.88% , 05/15/43 - 05/15/52 ..... 329 245,378
3.63% , 08/15/43 - 02/15/53 ..... 69 60,197
3.75% , 11/15/43 ............ 68 60,711
4.13% , 08/15/44 - 08/15/53 ..... 436 408,090
4.63% , 11/15/44 - 02/15/55 ..... 314 315,573
2.75% , 11/15/47 ............ 180 131,302
3.13% , 05/15/48 ............ 82 63,829
2.25% , 08/15/49 - 02/15/52 ..... 132 84,194
1.63% , 11/15/50 ............ 100 54,216
2.38% , 05/15/51 ............ 114 74,484
2.00% , 08/15/51 ............ 124 73,550
4.00% , 11/15/52 ............ 1 902
U.S. Treasury Notes
4.63% , 03/15/26 - 02/15/35 ..... 651 666,513
4.88% , 04/30/26 - 10/31/30 ..... 221 222,758
0.63% , 07/31/26 ............ 271 259,483
3.75% , 08/31/26 ............ 219 218,133
0.88% , 09/30/26 ............ 52 49,690
1.13% , 10/31/26 ............ 38 36,366
4.38% , 12/15/26 - 05/15/34 ..... 489 495,413
4.00% , 01/15/27 - 02/15/34 ..... 403 401,186
1.50% , 01/31/27 ............ 4 3,830
4.13% , 01/31/27 - 11/15/32 ..... 136 136,210
1.88% , 02/28/27 - 02/28/29 ..... 135 129,886
4.25% , 03/15/27 - 11/15/34 ..... 442 444,940
0.50% , 04/30/27 - 05/31/27 ..... 255 237,428
0.38% , 09/30/27 ............ 60 55,027
1.25% , 03/31/28 - 09/30/28 ..... 384 353,096
3.63% , 03/31/28 - 09/30/31 ..... 128 125,143
1.75% , 01/31/29 ............ 7 6,465
2.88% , 04/30/29 ............ 29 27,861
3.50% , 01/31/30 ............ 9 8,626
4.50% , 12/31/31 ............ 116 119,221
2.75% , 08/15/32 ............ 287 262,129

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Sustainable Total Return Fund
24
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
3.38% , 05/15/33 ............ USD 6 $ 5,683
Total U.S. Treasury Obligations — 15.9%
(Cost: $ 7,442,067 ) .............................. 7,093,480
Total Long-Term Investments — 126 .7%
(Cost: $ 58,275,127 ) .............................. 56,538,632
Shares
Shares
Short-Term Securities
Money Market Funds — 3.3%
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 4.22%
(h) (i)
.... 1,483,274 1,483,274
Total Short-Term Securities — 3 .3%
(Cost: $ 1,483,274 ) .............................. 1,483,274
Total Options Purchased — 0 .1%
(Cost: $ 76,164 ) ................................ 49,280
Total Investments Before Options Written and TBA Sale
Commitments — 130.1%
(Cost: $ 59,834,565 ) .............................. 58,071,186
Total Options Written — (0.0) %
(Premiums Received — $ (17,654) ) ................... (2,265)
Security
Par (000)
Pa r (000) Value
TBA Sale Commitments
(g)
Government National Mortgage
Association , 3.50% , 04/15/55 .... USD (1,067) $ (976,227)
Uniform Mortgage-Backed Securities
2.00% , 04/25/40 - 04/25/55 ..... (340) (271,138)
2.50% , 04/25/40 - 04/25/55 ..... (1,072) (891,663)
3.00% , 04/25/40 - 04/25/55 ..... (17) (14,890)
3.50% , 04/25/55 ............ (1,989) (1,793,683)
4.00% , 04/25/55 ............ (403) (375,480)
4.50% , 04/25/55 - 06/25/55 ..... (1,812) (1,732,359)
5.00% , 04/25/55 ............ (3) (3,110)
6.50% , 04/25/55 - 06/25/55 ..... (1,768) (1,820,893)
6.00% , 06/25/55 ............ (300) (304,060)
Total TBA Sale Commitments — ( 18 .3 ) %
(Proceeds: $ (8,171,795) ) .......................... (8,183,503)
Total Investments Net of Options Written and TBA Sale
Commitments — 111 .8%
(Cost: $ 51,645,116 ) .............................. 49,885,418
Liabilities in Excess of Other Assets — (11.8) % ........... (5,270,464)
Net Assets — 100.0% .............................. $ 44,614,954
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Non-income producing security.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Rounds to less than 1,000.
(g)
Represents or includes a TBA transaction.
(h)
Affiliate of the Fund.
(i)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
09/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/25
Shares
Held at
03/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 1,415,929 $ 67,345
(a)
$ — $ — $ — $ 1,483,274 1,483,274 $ 32,504 $ —
iShares J.P. Morgan USD
Emerging Markets Bond
ETF
(b)
.............. 345,778 — (338,316) (3,915) (3,547) — — 1,424 —
$ (3,915) $ (3,547) $ 1,483,274 $ 33,928 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Sustainable Total Return Fund
Schedules of Investments
25
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10-Year Note ................................................... 9 06/18/25 $ 1,003 $ 6,758
U.S. Treasury Long Bond ..................................................... 6 06/18/25 706 8,020
U.S. Treasury Ultra Bond ..................................................... 3 06/18/25 369 2,095
U.S. Treasury 2-Year Note .................................................... 34 06/30/25 7,046 7,682
U.S. Treasury 5-Year Note .................................................... 39 06/30/25 4,223 33,751
58,306
Short Contracts
Euro-Bobl ............................................................... 5 06/06/25 637 4,467
Euro-Bund .............................................................. 5 06/06/25 697 15,974
Euro-Buxl ............................................................... 1 06/06/25 129 (1,235)
Euro-Schatz ............................................................. 3 06/06/25 347 95
U.S. Treasury 10-Year Ultra Note ............................................... 7 06/18/25 801 (5,882)
Canada 10-Year Bond ....................................................... 2 06/19/25 173 (3)
13,416
$ 71,722
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 415,814 USD 70,000 UBS AG 06/18/25 $ 1,677
USD 587,586 EUR 537,700 Deutsche Bank AG 06/18/25 3,624
USD 2,440,602 EUR 2,226,000 State Street Bank and Trust Co. 06/18/25 23,085
USD 93,394 GBP 72,100 Deutsche Bank AG 06/18/25 265
USD 1,297 GBP 1,000 State Street Bank and Trust Co. 06/18/25 5
USD 65,543 JPY 9,597,000 Barclays Bank plc 06/18/25 1,000
USD 42,975 JPY 6,320,000 State Street Bank and Trust Co. 06/18/25 471
30,127
USD 105,628 BRL 627,453 UBS AG 06/18/25 (2,530)
USD 83,839 GBP 65,000 State Street Bank and Trust Co. 06/18/25 (119)
(2,649)
$ 27,478
Interest Rate Caps Purchased
Description
Exercise
Rate Counterparty
Expiration
Date
Notional
Amount (000) Value
Premiums
Paid (Received)
Unrealized
Appreciation
(Depreciation)
2Y-10Y CMS Index Cap ..... 0 .40%
Goldman Sachs
International 08/19/25 USD 9,930 $ 7,176 $ 6,082 $ 1,094
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
AUD Currency ........................... BNP Paribas SA 04/10/25 USD 0.64 AUD 656 $ 250
Put
EUR Currency ........................... Goldman Sachs International 04/16/25 USD 1.01 EUR 513 10

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Sustainable Total Return Fund
26
OTC Currency Options Purchased (continued)
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
EUR Currency ........................... Morgan Stanley & Co. International plc 04/16/25 USD 0.99 EUR 513 $ 2
12
$ 262
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 3.74% At Termination Citibank NA 05/16/25 3 .74 % USD 6,714 $ 4,908
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 3.74% At Termination
Goldman Sachs
International 05/16/25 3 .74 USD 9,002 6,581
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.34% Annual Deutsche Bank AG 01/13/27 4 .34 USD 80 5,202
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.35% Annual Deutsche Bank AG 01/13/27 4 .35 USD 80 5,244
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.00% Annual BNP Paribas SA 03/29/27 4 .00 USD 50 2,462
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.93% Annual
Morgan Stanley & Co.
International plc 03/29/27 3 .93 USD 137 6,332
30,729
Put
10-Year Interest Rate Swap
(a)
4.35% Annual 1-day SOFR Annual Deutsche Bank AG 01/13/27 4 .35 USD 80 1,964
10-Year Interest Rate Swap
(a)
4.34% Annual 1-day SOFR Annual Deutsche Bank AG 01/13/27 4 .34 USD 80 1,983
10-Year Interest Rate Swap
(a)
4.00% Annual 1-day SOFR Annual BNP Paribas SA 03/29/27 4 .00 USD 50 1,830
10-Year Interest Rate Swap
(a)
3.93% Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 03/29/27 3 .93 USD 137 5,336
11,113
$ 41,842
(a)
Forward settling swaption.
Interest Rate Caps Sold
Description
Exercise
Rate Counterparty
Expiration
Date
Notional
Amount (000) Value
Premiums
Paid (Received)
Unrealized
Appreciation
(Depreciation)
2Y-10Y CMS Index Cap .... 0 .80 % Goldman Sachs International 08/19/25 USD 9,930 $ (1,459) $ (1,374) $ (85)
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
AUD Currency ............................. Morgan Stanley & Co. International plc 04/10/25 USD 0.64 AUD 656 $ (250)
–
Put
EUR Currency ............................. Goldman Sachs International 04/16/25 USD 0.99 EUR 513 (2)
EUR Currency ............................. Morgan Stanley & Co. International plc 04/16/25 USD 1.01 EUR 513 (10)
–
(12)
–
$ (262)

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Sustainable Total Return Fund
Schedules of Investments
27
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
1-Year Interest Rate Swap
(a)
. 2.94% At Termination 1-day SOFR At Termination
Goldman Sachs
International 05/16/25 2 .94 % USD 9,002 $ (312)
1-Year Interest Rate Swap
(a)
. 2.94% At Termination 1-day SOFR At Termination Citibank NA 05/16/25 2 .94 USD 6,714 (232)
$ (544)
(a)
Forward settling swaption.
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
44.V1 ........... 5 .00 % Quarterly 06/20/30 B+ USD 1,869 $ 99,422 $ 108,819 $ (9,397)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR At Termination 3.80% At Termination 05/16/25
(a)
05/16/26 USD 795 $ (539) $ — $ (539)
1-day SOFR At Termination 3.90% At Termination 05/16/25
(a)
05/16/26 USD 611 181 — 181
3.79% At Termination 1-day SOFR At Termination 05/16/25
(a)
05/16/26 USD 795 588 — 588
3.81% At Termination 1-day SOFR At Termination 05/16/25
(a)
05/16/26 USD 611 331 440 (109)
1.02% At Termination 1-day TONAR At Termination 03/12/26
(a)
03/12/27 JPY 131,730 (184) — (184)
1.00% At Termination 1-day TONAR At Termination 03/12/26
(a)
03/12/27 JPY 58,105 (1) — (1)
1.03% At Termination 1-day TONAR At Termination 03/12/26
(a)
03/12/27 JPY 142,194 (274) — (274)
2.49% Annual 6-mo. EURIBOR Semi-Annual N/A 02/19/54 EUR 90 2,989 — 2,989
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 02/20/54 EUR 90 2,682 — 2,682
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 02/20/54 EUR 126 3,544 — 3,544
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 03/01/54 EUR 45 1,269 — 1,269
2.46% Annual 6-mo. EURIBOR Semi-Annual N/A 03/22/54 EUR 19 767 — 767
2.54% Annual 6-mo. EURIBOR Semi-Annual N/A 04/22/54 EUR 73 717 (148) 865
2.43% Annual 6-mo. EURIBOR Semi-Annual N/A 06/19/54 EUR 19 640 — 640
2.43% Annual 6-mo. EURIBOR Semi-Annual N/A 06/20/54 EUR 17 571 — 571
6-mo. EURIBOR Semi-Annual 2.44% Annual N/A 06/24/54 EUR 11 (337) — (337)
6-mo. EURIBOR Semi-Annual 2.26% Annual N/A 10/22/54 EUR 10 (865) (49) (816)
6-mo. EURIBOR Semi-Annual 2.18% Annual N/A 11/07/54 EUR 16 (1,644) — (1,644)
$ 10,435 $ 243 $ 10,192
(a)
Forward swap.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Sustainable Total Return Fund
28
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.69% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/28 USD 107 $ 881 $ 16 $ 865
2.69% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/28 USD 107 862 13 849
2.83% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/28 USD 213 208 — 208
2.84% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/28 USD 106 97 — 97
2.84% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/28 USD 107 95 — 95
2.87% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/28 USD 213 — — —
2.53% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 85 683 (16) 699
2.54% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 85 664 (13) 677
2.68% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 85 61 — 61
2.69% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 86 58 — 58
2.69% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 170 94 — 94
2.72% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 170 — — —
$ 3,703 $ — $ 3,703
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .33%
1-day TONAR ........................................ Tokyo Overnight Average Rate 0 .48
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 2 .34
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 109,288 $ (226) $ 17,799 $ (13,301) $ —
Options Written ................................................... N/A N/A 15,474 (85) (2,265)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Sustainable Total Return Fund
Schedules of Investments
29
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 78,842 $ — $ 78,842
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 30,127 — — 30,127
Options purchased
(b)
Investments at value — unaffiliated
(c)
............ — — — 262 49,018 — 49,280
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 14,096 3,703 17,799
$ — $ — $ — $ 30,389 $ 141,956 $ 3,703 $ 176,048
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 7,120 $ — $ 7,120
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 2,649 — — 2,649
Options written
(b)
Options written at value ..................... — — — 262 2,003 — 2,265
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 9,397 — — 3,904 — 13,301
$ — $ 9,397 $ — $ 2,911 $ 13,027 $ — $ 25,335
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Schedule of Investments.
For the period ended March 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ (4,651) $ — $ (317,727) $ — $ (322,378)
Forward foreign currency exchange contracts .... — — — 130,453 — — 130,453
Options purchased
(a)
..................... — — 3,063 (2,051) 37,047 — 38,059
Options written ........................ — — 1,638 — (39,276) — (37,638)
Swaps .............................. — 6,020 — — (24,665) (1,849) (20,494)
$ — $ 6,020 $ 50 $ 128,402 $ (344,621) $ (1,849) $ (211,998)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ — $ — $ 85,572 $ — $ 85,572
Forward foreign currency exchange contracts .... — — — 51,925 — — 51,925
Options purchased
(b)
..................... — — — (4,496) (44,527) 1,322 (47,701)
Options written ........................ — — — 7,734 36,062 — 43,796
Swaps .............................. — (10,209) — — 51,141 3,851 44,783
$ — $ (10,209) $ — $ 55,163 $ 128,248 $ 5,173 $ 178,375
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Sustainable Total Return Fund
30
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 13,768,118
Average notional value of contracts — short ................................................................................. 2,373,343
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 3,562,268
Average amounts sold — in USD ........................................................................................ 279,543
Options
Average value of option contracts purchased ................................................................................ 10,769
Average value of option contracts written ................................................................................... 2,736
Average notional value of swaption contracts purchased ......................................................................... 18,026,190
Average notional value of swaption contracts written ........................................................................... 19,236,536
Credit default swaps
Average notional value — sell protection ................................................................................... 1,528,056
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... 12,539,652
Average notional value — receives fixed rate ................................................................................ 926,521
Inflation swaps
Average notional value — pays fixed rate ................................................................................... 766,500
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 10,598 $ —
Forward f oreign currency exchange contracts ................................................................. 30,127 2,649
Options
(a) (b)
........................................................................................ 49,280 2,265
Swaps — centrally cleared .............................................................................. 1,580 —
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 91,585 $ 4,914
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(12,178) —
Total derivative assets and liabilities subject to an MNA ............................................................
$ 79,407 $ 4,914
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes forward settling swaptions.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Barclays Bank plc ................................ $ 1,000 $ — $ — $ — $ 1,000
BNP Paribas SA ................................. 4,542 — — — 4,542
Citibank NA .................................... 4,908 (232) — — 4,676
Deutsche Bank AG ............................... 18,282 — — — 18,282
Goldman Sachs International ........................ 13,767 (1,773) — — 11,994
Morgan Stanley & Co. International plc .................. 11,670 (260) — — 11,410
State Street Bank and Trust Co. ...................... 23,561 (119) — — 23,442
UBS AG ...................................... 1,677 (1,677) — — —
$ 79,407 $ (4,061) $ — $ — $ 75,346

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Sustainable Total Return Fund
Schedules of Investments
31
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(b)(d)
Citibank NA .................................... $ 232 $ (232) $ — $ — $ —
Goldman Sachs International ........................ 1,773 (1,773) — — —
Morgan Stanley & Co. International plc .................. 260 (260) — — —
State Street Bank and Trust Co. ...................... 119 (119) — — —
UBS AG ...................................... 2,530 (1,677) — — 853
$ 4,914 $ (4,061) $ — $ — $ 853
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 5,232,129 $ — $ 5,232,129
Common Stocks ......................................... 213,162 — — 213,162
Corporate Bonds ........................................ — 14,255,145 — 14,255,145
Foreign Agency Obligations ................................. — 458,571 — 458,571
Foreign Government Obligations .............................. — 1,143,657 — 1,143,657
Investment Companies .................................... 22,414 — — 22,414
Municipal Bonds ......................................... — 235,437 — 235,437
Non-Agency Mortgage-Backed Securities ........................ — 3,741,529 — 3,741,529
U.S. Government Sponsored Agency Securities .................... — 24,143,108 — 24,143,108
U.S. Treasury Obligations ................................... — 7,093,480 — 7,093,480
Short-Term Securities
Money Market Funds ...................................... 1,483,274 — — 1,483,274
Options Purchased
Foreign currency exchange contracts ........................... — 262 — 262
Interest rate contracts ...................................... — 49,018 — 49,018
Liabilities
Investments
TBA Sale Commitments .................................... — (8,183,503) — (8,183,503)
$ 1,718,850 $ 48,168,833 $ — $ 49,887,683
Derivative Financial Instruments
(a)
Assets
Foreign currency exchange contracts ............................ $ — $ 30,127 $ — $ 30,127
Interest rate contracts ....................................... 78,842 14,096 — 92,938
Other contracts ........................................... — 3,703 — 3,703
Liabilities
Credit contracts ........................................... — (9,397) — (9,397)
Foreign currency exchange contracts ............................ — (2,911) — (2,911)
Interest rate contracts ....................................... (7,120) (5,907) — (13,027)
$ 71,722 $ 29,711 $ — $ 101,433
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Statements of Assets and Liabilities
(unaudited)
March 31, 2025
2025
BlackRock Semi-Annual Financial Statements and Additional Information
32
BlackRock
Sustainable
High Yield Bond
Fund
BlackRock
Sustainable
Total Return
Fund
ASSETS
Investments, at value — unaffiliated
(a)
......................................................................... $ 44,482,370 $ 56,587,912
Investments, at value — affiliated
(b)
........................................................................... 666,725 1,483,274
Cash .............................................................................................. 286,674 871
Cash pledged:
Futures contracts ..................................................................................... 7,000 174,000
Centrally cleared swaps ................................................................................. — 240,000
Foreign currency, at value
(c)
................................................................................ — 52,879
Receivables: – –
Investment s sold ..................................................................................... 494,131 678,223
TBA sale commitments ................................................................................. — 8,171,795
Dividends — unaffiliated ................................................................................ — 668
Dividends — affiliated .................................................................................. 2,071 4,262
Interest — unaffiliated .................................................................................. 696,013 317,139
From the Manager .................................................................................... 10,154 22,085
Variation margin on futures contracts ........................................................................ — 10,598
Variation margin on centrally cleared swaps ................................................................... — 1,580
Unrealized appreciation on: – –
Forward foreign currency exchange contracts .................................................................. — 30,127
Unfunded floating rate loan interests ........................................................................ 28 —
Prepaid e xpenses ...................................................................................... 33,574 50,483
Total a ssets ..........................................................................................
46,678,740 67,825,896
LIABILITIES
Options written, at value
(d)
................................................................................. — 2,265
TBA sale commitments, at value
(e)
........................................................................... — 8,183,503
Payables: – –
Investments purchased ................................................................................. 1,525,874 14,711,205
Swaps   ........................................................................................... — 1,939
Accounting services fees ................................................................................ 34,973 29,598
Administration fees .................................................................................... 12 —
Capital shares redeemed ................................................................................ 152 1,127
Custodian fees ....................................................................................... 4,134 8,184
Income dividend distributions ............................................................................. 255,062 148,058
Interest expense ..................................................................................... 60 58
Professional fees ..................................................................................... 32,026 34,026
Registration fees ..................................................................................... 1,727 —
Service fees ........................................................................................ 26 28
Transfer agent fees ................................................................................... 146 1,358
Other accrued expenses ................................................................................ 58,436 86,944
Variation margin on futures contracts ........................................................................ 294 —
Unrealized depreciation on: – –
Forward foreign currency exchange contracts .................................................................. — 2,649
Unfunded floating rate loan interests ........................................................................ 26 —
Total li abilities .........................................................................................
1,912,948 23,210,942
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 44,765,792 $ 44,614,954

Statements of Assets and Liabilities
(unaudited) (continued)
March 31, 2025
33
Statements of Assets and Liabilities
See notes to financial statements.
BlackRock
Sustainable
High Yield Bond
Fund
BlackRock
Sustainable
Total Return
Fund
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 50,258,181 $ 52,830,187
Accumulated loss ...................................................................................... (5,492,389) (8,215,233)
NET ASSETS .........................................................................................
$ 44,765,792 $ 44,614,954
(a)
  Investments, at cost — unaffiliated ................................................................... $ 44,650,653 $ 58,351,291
(b)
  Investments, at cost — affiliated ..................................................................... $ 666,725 $ 1,483,274
(c)
  Foreign currency, at cost ......................................................................... $ — $ 53,630
(d)
  Premiums received ............................................................................. $ — $ 17,654
(e)
  Proceeds received from TBA sale commitments ........................................................... $ — $ 8,171,795

Statements of Assets and Liabilities
(unaudited) (continued)
March 31, 2025
2025
BlackRock Semi-Annual Financial Statements and Additional Information
34
See notes to financial statements.
BlackRock
Sustainable High
Yield Bond Fund
BlackRock
Sustainable Total
Return Fund
NET ASSET VALUE
Institutional
Net assets .........................................................................................
$ 400,754 $ 3,229,636
Shares outstanding ...................................................................................
45,114 389,912
Net asset value .....................................................................................
$ 8.88 $ 8.28
Shares authorized ...................................................................................
Unlimited 500 million
Par value ......................................................................................... $ 0.001 $ 0.10
Investor A
Net assets .........................................................................................
$ 124,644 $ 137,158
Shares outstanding ...................................................................................
14,033 16,558
Net asset value .....................................................................................
$ 8.88 $ 8.28
Shares authorized ...................................................................................
Unlimited 300 million
Par value ......................................................................................... $ 0.001 $ 0.10
Class K
Net assets .........................................................................................
$ 44,240,394 $ 41,248,160
Shares outstanding ...................................................................................
4,980,000 4,980,000
Net asset value .....................................................................................
$ 8.88 $ 8.28
Shares authorized ...................................................................................
Unlimited 500 million
Par value ......................................................................................... $ 0.001 $ 0.10

Statements of Operations
(unaudited)

Six Months Ended March 31, 2025
35
Statements of Operations
See notes to financial statements.
BlackRock
Sustainable
High Yield Bond
Fund
BlackRock
Sustainable
Total Return
Fund
INVESTMENT INCOME – –
Dividends — unaffiliated ................................................................................ $ — $ 32
Dividends — affiliated .................................................................................. 15,015 33,928
Interest — unaffiliated .................................................................................. 1,611,648 1,004,240
Total investment income ..................................................................................
1,626,663 1,038,200
EXPENSES
Investment advisory ................................................................................... 113,087 85,611
Professional ........................................................................................ 64,011 80,746
Accounting services ................................................................................... 49,497 29,891
Printing and postage .................................................................................. 34,910 36,485
Registration ........................................................................................ 28,690 41,996
Administration ...................................................................................... 9,612 9,329
Custodian .......................................................................................... 4,645 9,627
Administration — class specific ........................................................................... 4,523 4,390
Directors and Officer .................................................................................. 826 823
Transfer agent — class specific ........................................................................... 553 2,245
Service — class specific ................................................................................ 142 169
Miscellaneous ....................................................................................... 4,792 17,444
Total expenses excluding interest expense ......................................................................
315,288 318,756
Interest expense ..................................................................................... 68 108
Total e xpenses ........................................................................................
315,356 318,864
Less: – –
Administration fees waived .............................................................................. (9,612) (9,329)
Administration fees waived by the Manager — class specific ........................................................ (4,511) (4,389)
Fees waived and/or reimbursed by the Manager ................................................................ (180,428) (216,699)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ........................................... (418) (1,457)
Total ex penses after fees waived and/or reimbursed ...............................................................
120,387 86,990
Net investment income ...................................................................................
1,506,276 951,210
REALIZED AND UNREALIZED GAIN (LOSS) $ (1,116,820) $ (1,188,176)
Net realized gain (loss) from:
Investments — unaffiliated ............................................................................ $ 86,273 $ (183,513)
Investments — affiliated .............................................................................. — (3,915)
Forward foreign currency exchange contracts ................................................................ — 130,453
Foreign currency transactions .......................................................................... — (39,814)
Futures contracts ................................................................................... (16,204) (322,378)
Options written .................................................................................... — (37,638)
Swaps   ......................................................................................... — (20,494)
70,069 (477,299)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................................ (1,189,366) (931,947)
Investments — affiliated .............................................................................. — (3,547)
Forward foreign currency exchange contracts ................................................................ — 51,925
Foreign currency translations ........................................................................... — (1,457)
Futures contracts ................................................................................... 2,475 85,572
Options written .................................................................................... — 43,796
Swaps   ......................................................................................... — 44,783
Unfunded floating rate loan interests ...................................................................... 2 —
(1,186,889) (710,875)
Net realized and unrealized loss .............................................................................
(1,116,820) (1,188,174)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........................................
$ 389,456 $ (236,964)

Statements of Changes in Net Assets

2025
BlackRock Semi-Annual Financial Statements and Additional Information
36
See notes to financial statements.
BlackRock Sustainable High Yield Bond Fund BlackRock Sustainable Total Return Fund
Six Months Ended
03/31/25
(unaudited)
Year Ended
09/30/24
Six Months Ended
03/31/25
(unaudited)
Year Ended
09/30/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 1,506,276 $ 2,900,806 $ 951,210 $ 1,862,811
Net realized gain (loss) ............................................ 70,069 (968,821) (477,299) (357,724)
Net change in unrealized appreciation (depreciation) ........................ (1,186,889) 4,338,554 (710,875) 3,381,774
Net increase (decrease) in net assets resulting from operations ...................
389,456 6,270,539 (236,964) 4,886,861
DISTRIBUTIONS TO SHAREHOLDERS
(a)
From net investment income:
Institutional ................................................... (13,867) (18,785) (61,003) (47,959)
Investor A .................................................... (3,591) (6,216) (2,720) (4,696)
Class K ...................................................... (1,478,349) (2,900,235) (895,393) (1,561,149)
Return of capital: – – – –
Institutional ................................................... — — — (7,230)
Investor A .................................................... — — — (708)
Class K ...................................................... — — — (235,343)
Decrease in net assets resulting from distributions to shareholders .................
(1,495,807) (2,925,236) (959,116) (1,857,085)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
21,264 169,819 633,247 2,351,958
NET ASSETS
Total increase (decrease) in net assets ................................... (1,085,087) 3,515,122 (562,833) 5,381,734
Beginning of period ................................................
45,850,879 42,335,757 45,177,787 39,796,053
End of period ....................................................
$ 44,765,792 $ 45,850,879 $ 44,614,954 $ 45,177,787
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
37
Financial Highlights
BlackRock Sustainable High Yield Bond Fund
Institutional
Six Months
Ended
03/31/25
(unaudited)
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Period from
07/22/21
(a)
to 09/30/21
Net asset value, beginning of period .........................
$ 9.10  $ 8.44  $ 8.18  $ 9.94  $ 10.00
Net investment income
(b)
.................................
0 .30  0 .57  0 .49  0 .37  0 .05
Net realized and unrealized gain (loss) ........................
( 0 .23 ) 0 .67  0 .27  ( 1 .72 ) ( 0 .05 )
Net increase (decrease) from investment operations ................ 0.07  1.24  0.76  (1.35) 0.00
Distributions from net investment income
(c)
.................... (0.29) (0.58) (0.50) (0.41) (0.06)
Net asset value, end of period .............................. $ 8.88  $ 9.10  $ 8.44  $ 8.18  $ 9.94
Total Return
(d)
Based on net asset value .................................. 0.83%
(e)
15.12% 9.40% (13.97)% 0.01%
(e)
Ratios to Average Net Assets
(f)
Total expen ses .........................................
1.56%
(g)
1.40% 1.56% 1.75% 1.32%
(g) (h)
Total expenses after fees waived and/or reimbursed ................
0.58%
(g)
0.57% 0.58% 0.57% 0.58%
(g)
Net investment income ...................................
6.62%
(g)
6.52% 5.70% 3.96% 2.80%
(g)
Supplemental Data
Net assets, end of period (000) .............................. $ 401  $ 419  $ 217  $ 83  $ 99
Portfolio turnover rate ..................................... 26% 66% 37% 47% 10%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.40%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
38
BlackRock Sustainable High Yield Bond Fund
Investor A
Six Months
Ended
03/31/25
(unaudited)
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Period from
07/22/21
(a)
to 09/30/21
Net asset value, beginning of period .........................
$ 9.10  $ 8.44  $ 8.18  $ 9.94  $ 10.00
Net investment income
(b)
.................................
0 .29  0 .55  0 .46  0 .34  0 .05
Net realized and unrealized gain (loss) ........................
( 0 .23 ) 0 .67  0 .28  ( 1 .72 ) ( 0 .05 )
Net increase (decrease) from investment operations ................ 0.06  1.22  0.74  (1.38) 0.00
Distributions from net investment income
(c)
.................... (0.28) (0.56) (0.48) (0.38) (0.06)
Net asset value, end of period .............................. $ 8.88  $ 9.10  $ 8.44  $ 8.18  $ 9.94
Total Return
(d)
Based on net asset value .................................. 0.70%
(e)
14.82% 9.13% (14.18)% (0.03)%
(e)
Ratios to Average Net Assets
(f)
Total expen ses .........................................
1.91%
(g)
1.85% 1.83% 2.00% 1.58%
(g) (h)
Total expenses after fees waived and/or reimbursed ................
0.83%
(g)
0.83% 0.83% 0.82% 0.83%
(g)
Net investment income ...................................
6.36%
(g)
6.27% 5.39% 3.71% 2.55%
(g)
Supplemental Data
Net assets, end of period (000) .............................. $ 125  $ 98  $ 101  $ 84  $ 99
Portfolio turnover rate ..................................... 26% 66% 37% 47% 10%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.65%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
39
Financial Highlights
BlackRock Sustainable High Yield Bond Fund
Class K
Six Months
Ended
03/31/25
(unaudited)
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Period from
07/22/21
(a)
to 09/30/21
Net asset value, beginning of period .........................
$ 9.10  $ 8.44  $ 8.18  $ 9.94  $ 10.00
Net investment income
(b)
.................................
0 .30  0 .58  0 .48  0 .37  0 .05
Net realized and unrealized gain (loss) ........................
( 0 .22 ) 0 .66  0 .28  ( 1 .72 ) ( 0 .05 )
Net increase (decrease) from investment operations ................ 0.08  1.24  0.76  (1.35) 0.00
Distributions from net investment income
(c)
.................... (0.30) (0.58) (0.50) (0.41) (0.06)
Net asset value, end of period .............................. $ 8.88  $ 9.10  $ 8.44  $ 8.18  $ 9.94
Total Return
(d)
Based on net asset value .................................. 0.85%
(e)
15.16% 9.44% (13.93)% 0.02%
(e)
Ratios to Average Net Assets
(f)
Total expen ses .........................................
1.39%
(g)
1.38% 1.52% 1.46% 0.96%
(g) (h)
Total expenses after fees waived and/or reimbursed ................
0.53%
(g)
0.53% 0.53% 0.53% 0.53%
(g)
Net investment income ...................................
6.66%
(g)
6.57% 5.67% 4.00% 2.85%
(g)
Supplemental Data
Net assets, end of period (000) .............................. $ 44,240  $ 45,334  $ 42,017  $ 40,755  $ 49,509
Portfolio turnover rate ..................................... 26% 66% 37% 47% 10%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.04%.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
40
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.61% and 0.43%, respectively.
(j)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Sustainable Total Return Fund
Institutional
Six Months
Ended
03/31/25
(unaudited)
Year Ended
09/30/24
Year Ended
09/30/23
Period from
10/18/21
(a)
to 09/30/22
Net asset value, beginning of period .......................................
$ 8.51  $ 7.93  $ 8.23  $ 10.00
Net investment income
(b)
...............................................
0 .18  0 .36  0 .30  0 .16
Net realized and unrealized gain (loss) ......................................
( 0 .23 ) 0 .58  ( 0 .18 ) ( 1 .76 )
Net increase (decrease) from investment operations .............................. (0.05) 0.94  0.12  (1.60)
Distributions
(c)
– – – –
From net investment income ............................................ ( 0 .18 ) ( 0 .31 ) ( 0 .42 ) ( 0 .17 )
Return of capital ..................................................... —  ( 0 .05 ) —  —
Total distributions ...................................................... (0.18) (0.36) (0.42) (0.17)
Net asset value, end of period ............................................ $ 8.28  $ 8.51  $ 7.93  $ 8.23
Total Return
(d)
Based on net asset value ................................................ (0.59)%
(e)
12.08% 1.33% (16.16)%
(e) (f)
Ratios to Average Net Assets
(g)
Total expen ses .......................................................
1.58%
(h)
1.59% 1.80% 1.58%
(h) (i)
Total expenses after fees waived and/or reimbursed ..............................
0.44%
(h)
0.43% 0.43% 0.40%
(h) (i)
Net investment income .................................................
4.28%
(h)
4.35% 3.64% 1.80%
(h)
Supplemental Data
Net assets, end of period (000) ............................................ $ 3,230  $ 2,665  $ 182  $ 82
Portfolio turnover rate
(j)
.................................................. 448% 832% 704% 604%
Six Months
Ended
03/31/25
(unaudited)
Year Ended
09/30/24
Year Ended
09/30/23
Period from
10/18/21
to 09/30/22
Portfolio turnover rate (excluding MDRs) ......................................................
252% 524% 434% 360%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
41
Financial Highlights
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.84% and 0.73%, respectively.
(j)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Sustainable Total Return Fund
Investor A
Six Months
Ended
03/31/25
(unaudited)
Year Ended
09/30/24
Year Ended
09/30/23
Period from
10/18/21
(a)
to 09/30/22
Net asset value, beginning of period .......................................
$ 8.51  $ 7.93  $ 8.23  $ 10.00
Net investment income
(b)
...............................................
0 .16  0 .33  0 .28  0 .13
Net realized and unrealized gain (loss) ......................................
( 0 .22 ) 0 .58  ( 0 .18 ) ( 1 .76 )
Net increase (decrease) from investment operations .............................. (0.06) 0.91  0.10  (1.63)
Distributions
(c)
– – – –
From net investment income ............................................ ( 0 .17 ) ( 0 .29 ) ( 0 .40 ) ( 0 .14 )
Return of capital ..................................................... —  ( 0 .04 ) —  —
Total distributions ...................................................... (0.17) (0.33) (0.40) (0.14)
Net asset value, end of period ............................................ $ 8.28  $ 8.51  $ 7.93  $ 8.23
Total Return
(d)
Based on net asset value ................................................ (0.74)%
(e)
11.73% 1.06% (16.38)%
(e) (f)
Ratios to Average Net Assets
(g)
Total expen ses .......................................................
1.83%
(h)
1.97% 2.05% 1.81%
(h) (i)
Total expenses after fees waived and/or reimbursed ..............................
0.75%
(h)
0.75% 0.71% 0.70%
(h) (i)
Net investment income .................................................
3.98%
(h)
4.06% 3.42% 1.53%
(h)
Supplemental Data
Net assets, end of period (000) ............................................ $ 137  $ 140  $ 128  $ 92
Portfolio turnover rate
(j)
.................................................. 448% 832% 704% 604%
Six Months
Ended
03/31/25
(unaudited)
Year Ended
09/30/24
Year Ended
09/30/23
Period from
10/18/21
to 09/30/22
Portfolio turnover rate (excluding MDRs) ......................................................
252% 524% 434% 360%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
42
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.33% and 0.39%, respectively.
(j)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Sustainable Total Return Fund
Class K
Six Months
Ended
03/31/25
(unaudited)
Year Ended
09/30/24
Year Ended
09/30/23
Period from
10/18/21
(a)
to 09/30/22
Net asset value, beginning of period .......................................
$ 8.51  $ 7.93  $ 8.23  $ 10.00
Net investment income
(b)
...............................................
0 .18  0 .36  0 .31  0 .16
Net realized and unrealized gain (loss) ......................................
( 0 .23 ) 0 .58  ( 0 .19 ) ( 1 .76 )
Net increase (decrease) from investment operations .............................. (0.05) 0.94  0.12  (1.60)
Distributions
(c)
– – – –
From net investment income ............................................ ( 0 .18 ) ( 0 .31 ) ( 0 .42 ) ( 0 .17 )
Return of capital ..................................................... —  ( 0 .05 ) —  —
Total distributions ...................................................... (0.18) (0.36) (0.42) (0.17)
Net asset value, end of period ............................................ $ 8.28  $ 8.51  $ 7.93  $ 8.23
Total Return
(d)
Based on net asset value ................................................ (0.56)%
(e)
12.12% 1.37% (16.12)%
(e) (f)
Ratios to Average Net Assets
(g)
Total expen ses .......................................................
1.44%
(h)
1.58% 1.68% 1.30%
(h) (i)
Total expenses after fees waived and/or reimbursed ..............................
0.39%
(h)
0.39% 0.39% 0.36%
(h) (i)
Net investment income .................................................
4.34%
(h)
4.41% 3.68% 1.84%
(h)
Supplemental Data
Net assets, end of period (000) ............................................ $ 41,248  $ 42,373  $ 39,486  $ 40,982
Portfolio turnover rate
(j)
.................................................. 448% 832% 704% 604%
Six Months
Ended
03/31/25
(unaudited)
Year Ended
09/30/24
Year Ended
09/30/23
Period from
10/18/21
to 09/30/22
Portfolio turnover rate (excluding MDRs) ......................................................
252% 524% 434% 360%
See notes to financial statements.

Notes to Financial Statements
(unaudited)
43
Notes to Financial Statements
1. ORGANIZATION
BlackRock Funds V (the “Trust”) and BlackRock Bond Fund, Inc. (the “Corporation”) are each registered under the Investment Company Act of 1940, as amended (the “1940
Act”), as open-end management investment companies. The Trust is organized as a Massachusetts business trust. The Corporation is organized as a Maryland corporation.
The following are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
(a)
 Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
The Board of Trustees of BlackRock Funds V and Board of Directors of BlackRock Bond Fund, Inc. are collectively referred to throughout this report as the “Board”, and the directors/trustees thereof are collectively referred to throughout this report as “Directors”.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
On February 27, 2025, the Board approved a change in the name of BlackRock Sustainable High Yield Bond Fund to BlackRock Climate Aware High Yield Fund and certain changes to the Fund’s investment objective, investment strategies and investment process. These changes are expected to become effective on or about November 28,
2025.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Registrant Name Fund Name Herein Referred To As
Diversification
Classification
BlackRock Funds V ..................... BlackRock Sustainable High Yield Bond Fund Sustainable High Yield Bond Diversified
BlackRock Bond Fund, Inc. ................ BlackRock Sustainable Total Return Fund Sustainable Total Return Diversified
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional and Class K Shares ..................................... No No None
Investor A Shares .............................................. Yes No
(a)
None

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
44
Distributions:  Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board, the Directors who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Directors ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors . This has the same economic effect for the Independent  Directors as if the Independent  Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-
Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Directors and Officer expense on the Statements of Operations. The Directors and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Funds' adoption of the new standard impacted financial statement disclosures only and did not affect each Fund's financial position or results of operations.
The Chief Financial Officer acts as the Funds' Chief Operating Decision Maker (“CODM") and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of each Fund has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the
Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid
(long positions) or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.

Notes to Financial Statements
(unaudited) (continued)
45
Notes to Financial Statements
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
46
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

Notes to Financial Statements
(unaudited) (continued)
47
Notes to Financial Statements
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, the Funds had the following unfunded floating rate loan interests:
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Sustainable High Yield
Bond Raven Acquisition Holdings LLC, Delayed Draw 1st Lien Term Loan $ 3,253 $ 3,237 $ 3,211 $ (26)
Sustainable High Yield
Bond SWF Holdings I Corp., Delayed Draw 1st Lien Term Loan ...... 9,373 9,374 9,402 28
$ 2

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
48
interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and
Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
Swaptions – The Funds may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Foreign currency options - The Funds may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.

Notes to Financial Statements
(unaudited) (continued)
49
Notes to Financial Statements
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Funds may enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
50
counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Corporation and the Trust, on behalf of the applicable Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’
investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each
Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
With respect to each Fund, the Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”), and with respect to Sustainable
Total Return, BlackRock (Singapore) Limited (“BSL”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of each Fund for which BIL and BSL, as applicable, acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Service Fees: The Corporation and the  Trust , on behalf of the applicable Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock
Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays
BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Funds. The ongoing service fee compensates BRIL and each broker-
dealer for providing shareholder servicing related services to shareholders.
For the six months ended March 31, 2025, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
Investment Advisory Fees
Average Daily Net Assets
Sustainable High
Yield Bond
Sustainable Total
Return
First $1 billion ........................................................................................... 0.500% 0.390%
$1 billion - $3 billion ....................................................................................... 0.470 0.370
$3 billion - $5 billion ....................................................................................... 0.450 0.350
$5 billion - $10 billion ...................................................................................... 0.440 0.340
Greater than $10 billion ..................................................................................... 0.430 0.330
Share Class Service Fees
Investor A .............................................................................................................. 0.25%
Fund Name Investor A
Sustainable High Yield Bond .................................................................................................. $ 142
Sustainable Total Return ..................................................................................................... 169

Notes to Financial Statements
(unaudited) (continued)
51
Notes to Financial Statements
Administration: The Corporation and the Trust, on behalf of the applicable Funds, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the six months ended March 31, 2025, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the  six months  ended March 31, 2025, the Funds  did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended March 31, 2025, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
For the six months ended March 31, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Other Fees: For the six months  ended  March 31, 2025 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund's Investor
A Shares for a total of $24 .
Expense Limitations, Waivers, Reimbursements and Recoupments: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30,
2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the
six months ended March 31, 2025, the amounts waived were as follows:
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-
income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended March 31, 2025, the Manager waived $102 in investment advisory fees with respect to Sustainable Total Return pursuant to these arrangements.
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Average Daily Net Assets Administration Fees
First $500 million ...................................................................................................... 0.0425%
$500 million - $1 billion .................................................................................................. 0.0400
$1 billion - $2 billion .................................................................................................... 0.0375
$2 billion - $4 billion .................................................................................................... 0.0350
$4 billion - $13 billion ................................................................................................... 0.0325
Greater than $13 billion .................................................................................................. 0.0300
Fund Name Institutional Investor A Class K Total
Sustainable High Yield Bond ................................................................... $ 42 $ 11 $ 4,470 $ 4,523
Sustainable Total Return ...................................................................... 283 13 4,094 4,390
Fund Name Institutional Investor A Class K Total
Sustainable High Yield Bond ................................................................... $ 35 $ 55 $ 52 $ 142
Sustainable Total Return ...................................................................... 12 25 48 85
Fund Name Institutional Investor A Class K Total
Sustainable High Yield Bond ................................................................... $ 345 $ 156 $ 52 $ 553
Sustainable Total Return ...................................................................... 1,962 95 188 2,245
Fund Name Amount Waived
Sustainable High Yield Bond ............................................................................................. $ 263
Sustainable Total Return ................................................................................................ 559
Fund Name Institutional Investor A Class K
Sustainable High Yield Bond .......................................................................... 0.58% 0.83% 0.53%
Sustainable Total Return ............................................................................. 0.44 0.75 0.39

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
52
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended March 31, 2025, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:
The Funds also had a waiver of administration fees, which are included in Administration fees waived by the Manager in the Statements of Operations. For the six months ended March 31, 2025, the amounts waived were as follows:
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the six months ended March 31, 2025, class specific expense waivers and/or reimbursements were as follows:
With respect to the contractual expense limitation, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective July 22, 2028, the repayment arrangement between Sustainable High Yield Bond and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated. Effective
October 19, 2028, the repayment arrangement between Sustainable Total Return and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under each Fund's contractual caps on net expenses will be terminated.
Fund Name
Fees Waived
and/or
Reimbursed
by the
Manager
Sustainable High Yield Bond ................................................................................................... $ 180,165
Sustainable Total Return ...................................................................................................... 216,038
Fund Name
Administration
Fees Waived
Sustainable High Yield Bond ................................................................................................... $ 9,612
Sustainable Total Return ...................................................................................................... 9,329
Fund Name/Share Class
Administration Fees
Waived by the Manager
— Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
— Class Specific
Sustainable High Yield Bond
Institutional .................................................................................... $ 42 $ 240
Investor A ..................................................................................... 11 127
Class K ...................................................................................... 4,458 51
$ 4,511 $ 418
Sustainable Total Return
Institutional .................................................................................... 283 1,247
Investor A ..................................................................................... 12 22
Class K ...................................................................................... 4,094 188
$ 4,389 $ 1,457

Notes to Financial Statements
(unaudited) (continued)
53
Notes to Financial Statements
As of March 31, 2025, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement were as follows:
The following fund level and class specific waivers and/or reimbursements previously recorded by the Funds, which were subject to recoupment by the Manager, expired on
March 31, 2025:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), each Fund participated in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Funds did not participate in the Interfund Lending Program.
Directors and Officers: Certain directors and/or officers of the Corporation and the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the
Manager for a portion of the compensation paid to the Trust’s and the Corporation’s Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.
7. PURCHASES AND SALES
For the six months ended March 31, 2025, purchases and sales of investments, including paydowns/payups, mortgage dollar rolls and excluding short-term securities, were as follows:
For the six months ended March 31, 2025, purchases and sales related to mortgage dollar rolls were as follows:
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and
Expiring September 30,
2025 2026
Sustainable High Yield Bond
Fund Level ...................................................................................... $ 409,708 $ 364,404
Institutional ...................................................................................... 43 10
Investor A ....................................................................................... 41 182
Class K ......................................................................................... 8,681 8,844
Sustainable Total Return
Fund Level ...................................................................................... 523,479 490,374
Institutional ...................................................................................... 14 1,130
Investor A ....................................................................................... 27 76
Class K ......................................................................................... 8,451 8,237
Sustainable High Yield Bond
Fund Level ............................................................................................................. $ 189,777
Institutional ............................................................................................................. 282
Investor A .............................................................................................................. 138
Class K ............................................................................................................... 4,509
Sustainable Total Return
Fund Level ............................................................................................................. $ 225,367
Institutional ............................................................................................................. 1,530
Investor A .............................................................................................................. 34
Class K ............................................................................................................... 4,282
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
Sustainable High Yield Bond .............................................. $ — $ — $ 12,070,147 $ 11,530,308
Sustainable Total Return ................................................. 197,041,410 192,201,971 13,180,175 13,975,500
Fund Name Purchases Sales
Sustainable Total Return ................................................................................. $ 90,289,487 $ 90,305,676

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
54
judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Funds’ NAV.
As of September 30, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
As of March 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Corporation and the Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day,
$2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus
0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple SOFR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended March 31, 2025, the Funds did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
Market Risk : Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
Fund Name
Non-Expiring
Capital Loss
Carryforwards
Sustainable High Yield Bond .............................................................................................. $ (5,290,940)
Sustainable Total Return ................................................................................................. (5,938,365)
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Sustainable High Yield Bond .......................................... $ 45,415,538 $ 610,303 $ (872,873) $ (262,570)
Sustainable Total Return ............................................ 59,849,329 478,753 (2,149,517) (1,670,764)

Notes to Financial Statements
(unaudited) (continued)
55
Notes to Financial Statements
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each
Fund deposits collateral with its counterparty to a written option.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-
backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedules of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
56
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
As of March 31, 2025, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
12. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:
Effective April 10, 2025, the credit agreement was extended until April 2026 under substantially similar terms.
d
Six Months Ended
03/31/25
Year Ended
09/30/24
Fund Name/Share Class
Shares Amount Shares Amount
Sustainable High Yield Bond
Institutional
Shares sold ..........................................
3,838 $ 34,477 18,995 $ 168,945
Shares issued in reinvestment of distributions .....................
1,217 10,921 1,469 12,995
Shares redeemed ......................................
(5,976) (53,389) (207) (1,822)
(921) $ (7,991) 20,257 $ 180,118
Investor A
Shares sold ..........................................
3,189 $ 28,716 619 $ 5,483
Shares issued in reinvestment of distributions .....................
71 639 72 633
Shares redeemed ......................................
(11) (100) (1,857) (16,415)
3,249 $ 29,255 (1,166) $ (10,299)
2,328 $ 21,264 19,091 $ 169,819
Sustainable Total Return
Institutional
Shares sold ..........................................
140,413 $ 1,162,349 294,694 $ 2,385,337
Shares issued in reinvestment of distributions .....................
7,183 59,225 6,226 51,613
Shares redeemed ......................................
(70,890) (589,251) (10,635) (86,251)
76,706 $ 632,323 290,285 $ 2,350,699
Investor A
Shares sold ..........................................
— $ — 9 $ 72
Shares issued in reinvestment of distributions .....................
130 1,069 255 2,085
Shares redeemed ......................................
(2) (15) (37) (286)
128 $ 1,054 227 $ 1,871
Class K
Shares sold ..........................................
1 $ 15 121 $ 282
Shares issued in reinvestment of distributions .....................
— — — 2
Shares redeemed ......................................
(17) (145) (105) (896)
(16) $ (130) 16 $ (612)
76,818 $ 633,247 290,528 $ 2,351,958
Fund Name Institutional Investor A Class K
Sustainable High Yield Bond .......................................................................... 10,000 10,000 4,980,000
Sustainable Total Return ............................................................................. 10,000 10,000 4,980,000

Additional Information
57
Additional Information
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Funds.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
58
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
(a)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock Sustainable Total Return Fund.

Glossary of Terms Used in these Financial Statements
59
Glossary of Terms Used in these Financial Statements
Currency Abbreviation
BRL Brazilian Real
CAD Canadian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen
USD United States Dollar
Portfolio Abbreviation
CLO Collateralized Loan Obligation
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
MSCI Morgan Stanley Capital International
OTC Over-the-counter
PIK Payment-In-Kind
RB Revenue Bonds
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts
TBA To-be-announced
TONAR Tokyo Overnight Average Rate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report.
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds V

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds V

Date: May 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds V

Date: May 22, 2025

By:     /s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds V

Date: May 22, 2025